UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Diversified Currency Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Diversified Currency Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	34

Important Notices	35

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	7.56%	8.32%	1.32%	4.21%
Class A with 4.75% Maximum Sales Charge	—	—	2.42	3.13	0.35	3.70
Class C at NAV	03/01/2011	06/27/2007	7.19	7.49	0.62	3.72
Class C with 1% Maximum Sales Charge	—	—	6.19	6.49	0.62	3.72
Class I at NAV	03/01/2011	06/27/2007	7.62	8.57	1.63	4.40
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	2.54%	2.70%	–1.40%	1.62%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.38%	2.08%	1.08%
Net				1.10	1.80	0.80

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Serbia	8.4%	Poland	3.3%

Sri Lanka	7.0	Norway	3.3

Czech Republic	5.4	Iceland	3.2

Russia	4.9	Peru	3.2

Sweden	4.8	Israel	3.0

Colombia	4.8	Bosnia And Herzegovina	2.1

Argentina	4.7	Kenya	2.0

Kazakhstan	4.7	Hungary	2.0

Indonesia	4.6	Canada	1.5

Philippines	4.4	United Kingdom	1.4

Dominican Republic	4.3	Other	1.9	*

Romania	4.3	Euro	–38.6

Georgia	3.9	Total Long	100.3

India	3.9	Total Short	–38.6

Egypt	3.3	Total Net	61.7

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]	JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,075.60	$5.61	**	1.09%
Class C	$1,000.00	$1,071.90	$9.20	**	1.79%
Class I	$1,000.00	$1,076.20	$4.07	**	0.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.46	**	1.09%
Class C	$1,000.00	$1,015.90	$8.95	**	1.79%
Class I	$1,000.00	$1,020.90	$3.96	**	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in International Income Portfolio, at value (identified cost, $110,271,237)	$110,877,431
Receivable for Fund shares sold	545,445
Receivable from affiliate	38,736
Total assets	$111,461,612

Liabilities
Payable for Fund shares redeemed	$375,957
Payable to affiliates:
Distribution and service fees	21,003
Trustees’ fees	43
Accrued expenses	47,094
Total liabilities	$444,097
Net Assets	$111,017,515

Sources of Net Assets
Paid-in capital	$144,875,101
Accumulated net realized loss from Portfolio	(33,405,604)
Accumulated distributions in excess of net investment income	(1,058,176)
Net unrealized appreciation from Portfolio	606,194
Total	$111,017,515

Class A Shares
Net Assets	$24,677,085
Shares Outstanding	2,675,299
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.22
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.68

Class C Shares
Net Assets	$17,706,925
Shares Outstanding	1,919,593
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.22

Class I Shares
Net Assets	$68,633,505
Shares Outstanding	7,464,545
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest allocated from Portfolio	$2,262,274
Dividends allocated from Portfolio	33,974
Miscellaneous income	4,316
Expenses allocated from Portfolio	(472,497)
Total investment income	$1,828,067

Expenses
Distribution and service fees
Class A	$49,729
Class C	92,588
Trustees’ fees and expenses	250
Custodian fee	8,215
Transfer and dividend disbursing agent fees	51,379
Legal and accounting services	19,656
Printing and postage	35,294
Registration fees	29,379
Miscellaneous	6,014
Total expenses	$292,504
Deduct —
Allocation of expenses to affiliate	$149,160
Total expense reductions	$149,160

Net expenses	$143,344

Net investment income	$1,684,723

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $32,412)	$(1,418,480)
Written options	87,868
Financial futures contracts	60,559
Foreign currency and forward foreign currency exchange contract transactions	3,462,079
Net realized gain	$2,192,026
Change in unrealized appreciation (depreciation) —
Investments	$4,056,275
Written options	(112,927)
Financial futures contracts	(32,599)
Foreign currency and forward foreign currency exchange contracts	287,865
Net change in unrealized appreciation (depreciation)	$4,198,614

Net realized and unrealized gain	$6,390,640

Net increase in net assets from operations	$8,075,363

6	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$1,684,723	$5,072,008
Net realized gain (loss) from investment transactions, written options, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	2,192,026	(15,122,012)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, foreign currency and forward foreign currency exchange contracts	4,198,614	14,919,855
Net increase in net assets from operations	$8,075,363	$4,869,851
Distributions to shareholders —
From net investment income
Class A	$(737,697)	$—
Class C	(357,449)	—
Class I	(1,647,753)	—
Tax return of capital
Class A	—	(2,744,767)
Class C	—	(1,103,057)
Class I	—	(5,795,361)
Total distributions to shareholders	$(2,742,899)	$(9,643,185)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,957,819	$14,633,654
Class C	766,530	2,244,665
Class I	23,935,624	37,737,081
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	721,185	2,654,709
Class C	286,582	862,762
Class I	1,442,545	5,001,835
Cost of shares redeemed
Class A	(23,985,948)	(36,064,921)
Class C	(4,337,458)	(12,415,439)
Class I	(34,147,861)	(100,188,990)
Net decrease in net assets from Fund share transactions	$(32,360,982)	$(85,534,644)

Net decrease in net assets	$(27,028,518)	$(90,307,978)

Net Assets
At beginning of period	$138,046,033	$228,354,011
At end of period	$111,017,515	$138,046,033

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,058,176)	$—

7	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$8.770		$9.010		$10.130		$10.580		$11.160		$11.310

Income (Loss) From Operations
Net investment income(1)	$0.121		$0.254		$0.315		$0.332		$0.310		$0.374
Net realized and unrealized gain (loss)	0.532		0.003		(0.921)		(0.268)		(0.376)		0.027

Total income (loss) from operations	$0.653		$0.257		$(0.606)		$0.064		$(0.066)		$0.401

Less Distributions
From net investment income	$(0.203)		$—		$—		$(0.365)		$(0.121)		$(0.409)
From net realized gain	—		—		—		—		—		(0.070)
Tax return of capital	—		(0.497)		(0.514)		(0.149)		(0.393)		(0.072)

Total distributions	$(0.203)		$(0.497)		$(0.514)		$(0.514)		$(0.514)		$(0.551)

Net asset value — End of period	$9.220		$8.770		$9.010		$10.130		$10.580		$11.160

Total Return(2)	7.56	%(3)(4)	2.94	%(4)	(6.12	)%(4)	0.63	%(5)	(0.62	)%(5)	3.71	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,677		$43,471		$63,626		$142,908		$230,834		$42,251
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.09	%(4)(8)	1.11	%(4)(9)	1.11	%(4)(9)	1.10	%(5)	1.10	%(5)	1.10	%(5)
Net investment income	2.75	%(8)	2.85%		3.27%		3.21%		2.85%		3.38%
Portfolio Turnover of the Portfolio	18	%(3)	38%		23%		42%		21%		37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.27%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	The administrator reimbursed certain operating expenses (equal to 0.15%, 0.16% and 0.40% of average daily net assets for the years ended October 31, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for each of the years ended October 31, 2016 and 2015.

8	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$8.770		$9.000		$10.100		$10.550		$11.120		$11.270

Income (Loss) From Operations
Net investment income(1)	$0.090		$0.192		$0.244		$0.259		$0.242		$0.297
Net realized and unrealized gain (loss)	0.532		(0.002)		(0.910)		(0.275)		(0.378)		0.024

Total income (loss) from operations	$0.622		$0.190		$(0.666)		$(0.016)		$(0.136)		$0.321

Less Distributions
From net investment income	$(0.172)		$—		$—		$(0.308)		$(0.102)		$(0.341)
From net realized gain	—		—		—		—		—		(0.070)
Tax return of capital	—		(0.420)		(0.434)		(0.126)		(0.332)		(0.060)

Total distributions	$(0.172)		$(0.420)		$(0.434)		$(0.434)		$(0.434)		$(0.471)

Net asset value — End of period	$9.220		$8.770		$9.000		$10.100		$10.550		$11.120

Total Return(2)	7.19	%(3)(4)	2.17	%(4)	(6.72	)%(4)	(0.14	)%(5)	(1.26	)%(5)	2.97	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,707		$20,096		$30,022		$52,516		$73,843		$3,729
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.79	%(4)(8)	1.81	%(4)(9)	1.81	%(4)(9)	1.80	%(5)	1.80	%(5)	1.80	%(5)
Net investment income	2.06	%(8)	2.16%		2.55%		2.51%		2.24%		2.70%
Portfolio Turnover of the Portfolio	18	%(3)	38%		23%		42%		21%		37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.27%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	The administrator reimbursed certain operating expenses (equal to 0.15%, 0.16% and 0.40% of average daily net assets for the years ended October 31, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for each of the years ended October 31, 2016 and 2015.

9	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$8.750		$9.000		$10.120		$10.570		$11.150		$11.300

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.284		$0.345		$0.363		$0.346		$0.402
Net realized and unrealized gain (loss)	0.523		(0.003)		(0.916)		(0.264)		(0.377)		0.034

Total income (loss) from operations	$0.656		$0.281		$(0.571)		$0.099		$(0.031)		$0.436

Less Distributions
From net investment income	$(0.216)		$—		$—		$(0.390)		$(0.130)		$(0.439)
From net realized gain	—		—		—		—		—		(0.070)
Tax return of capital	—		(0.531)		(0.549)		(0.159)		(0.419)		(0.077)

Total distributions	$(0.216)		$(0.531)		$(0.549)		$(0.549)		$(0.549)		$(0.586)

Net asset value — End of period	$9.190		$8.750		$9.000		$10.120		$10.570		$11.150

Total Return(2)	7.62	%(3)(4)	3.22	%(4)	(5.78	)%(4)	0.97	%(5)	(0.31	)%(5)	4.04	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,634		$74,480		$134,706		$392,276		$492,281		$44,458
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.79	%(4)(8)	0.81	%(4)(9)	0.81	%(4)(9)	0.80	%(5)	0.80	%(5)	0.80	%(5)
Net investment income	3.04	%(8)	3.20%		3.58%		3.51%		3.20%		3.64%
Portfolio Turnover of the Portfolio	18	%(3)	38%		23%		42%		21%		37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.27%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	The administrator reimbursed certain operating expenses (equal to 0.15%, 0.16% and 0.40% of average daily net assets for the years ended October 31, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for each of the years ended October 31, 2016 and 2015.

10	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in

11

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2017, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $32,890,325 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $11,931,522 are short-term and $20,958,803 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2017, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM was allocated $149,160 of the Fund’s operating expenses for the six months ended April 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $1,255 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,154 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $49,729 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $69,441 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $23,147 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

12

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,892,287 and $37,938,019, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	335,699	1,648,099
Issued to shareholders electing to receive payments of distributions in Fund shares	81,747	299,448
Redemptions	(2,696,995)	(4,050,958)

Net decrease	(2,279,549)	(2,103,411)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	85,820	252,336
Issued to shareholders electing to receive payments of distributions in Fund shares	32,348	97,351
Redemptions	(488,729)	(1,394,740)

Net decrease	(370,561)	(1,045,053)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	2,675,645	4,257,881
Issued to shareholders electing to receive payments of distributions in Fund shares	163,359	565,348
Redemptions	(3,888,702)	(11,282,208)

Net decrease	(1,049,698)	(6,458,979)

13

International Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 10.7%

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina — 2.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,608	$817,082
Republic of Srpska, 1.50%, 10/30/23	BAM	1,219	624,658
Republic of Srpska, 1.50%, 5/31/25	BAM	414	202,917
Republic of Srpska, 1.50%, 12/24/25	BAM	829	396,954
Republic of Srpska, 1.50%, 9/25/26	BAM	469	221,938

Total Bosnia and Herzegovina			$2,263,549

Dominican Republic — 4.4%
Dominican Republic, 14.00%, 6/8/18 (1)	DOP	218,600	$4,821,083

Total Dominican Republic			$4,821,083

Georgia — 1.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$77,076
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	211,757
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,177
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	335,001
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	597,792

Total Georgia			$1,227,803

Iceland — 1.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	216,150	$2,110,343

Total Iceland			$2,110,343

Serbia — 1.3%
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	$1,464,281

Total Serbia			$1,464,281

Total Foreign Government Bonds (identified cost $11,866,042)			$11,887,059

Foreign Corporate Bonds — 1.5%

Security		Principal Amount (000’s omitted)	Value

Argentina — 1.5%
Banco Hipotecario SA, 21.354%, 1/12/20 (1)(5)	ARS	24,372	$1,592,753

Total Argentina			$1,592,753

Total Foreign Corporate Bonds (identified cost $1,609,182)			$1,592,753

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$126,567	$138,060
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(2)	414,785	456,575

Total Collateralized Mortgage Obligations (identified cost $557,962)		$594,635

Mortgage Pass-Throughs — 2.7%

Security	Principal Amount	Value
Federal National Mortgage Association:
1.85% with maturity at 2035(3)	$685,280	$693,758
3.80% with maturity at 2035(3)	512,118	547,429
7.00% with maturity at 2033	327,815	377,481
7.50% with maturity at 2035	212,351	251,184
8.50% with maturity at 2032	171,707	207,793

		$2,077,645

Government National Mortgage Association:
7.00% with maturity at 2035	$576,064	$671,881
9.00% with various maturities to 2024	192,854	210,136

		$882,017

Total Mortgage Pass-Throughs (identified cost $2,795,037)		$2,959,662

Currency Options Purchased — 0.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call CAD/Put USD	Citibank, N.A.	USD 2,000	CAD 1.31	12/8/17	$18,428
Call RUB/Put USD	Citibank, N.A.	USD 3,000	RUB 62.10	9/28/17	213,993
Call RUB/Put USD	Citibank, N.A.	USD 4,250	RUB 60.00	9/28/17	189,737

Total Currency Options Purchased (identified cost $184,882)					$422,158

14	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 78.9%

Foreign Government Securities — 32.8%

Security		Principal Amount (000’s omitted)	Value

Brazil — 1.4%
Letra do Tesouro Nacional, 0.00%, 7/1/17	BRL	5,000	$1,547,768

Total Brazil			$1,547,768

Czech Republic — 5.3%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	146,000	$5,930,117

Total Czech Republic			$5,930,117

Egypt — 3.3%
Egypt Treasury Bill, 0.00%, 5/9/17	EGP	26,550	$1,468,434
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	41,500	2,204,942

Total Egypt			$3,673,376

Georgia — 2.7%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	81	$32,937
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	5,875	2,365,760
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,600	620,597

Total Georgia			$3,019,294

Kazakhstan — 4.7%
National Bank of Kazakhstan Note, 0.00%, 5/19/17	KZT	527,300	$1,666,090
National Bank of Kazakhstan Note, 0.00%, 7/21/17	KZT	332,000	1,031,185
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	808,100	2,464,662

Total Kazakhstan			$5,161,937

South Korea — 4.0%
Korea Treasury Bond, 2.75%, 9/10/17	KRW	5,000,000	$4,415,946

Total South Korea			$4,415,946

Sri Lanka — 7.0%
Sri Lanka Treasury Bill, 0.00%, 4/6/18	LKR	590,000	$3,515,108
Sri Lanka Treasury Bill, 0.00%, 4/13/18	LKR	715,000	4,253,436

Total Sri Lanka			$7,768,544

Sweden — 4.4%
Sweden Treasury Bill, 0.00%, 5/17/17	SEK	42,915	$4,846,697

Total Sweden			$4,846,697

Total Foreign Government Securities (identified cost $36,200,422)			$36,363,679

U.S. Treasury Obligations — 42.4%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/11/17	$13,000	$12,997,660
U.S. Treasury Bill, 0.00%, 5/18/17(4)	18,000	17,994,330
U.S. Treasury Bill, 0.00%, 5/25/17(4)	11,000	10,995,160
U.S. Treasury Bill, 0.00%, 8/3/17	5,000	4,989,410

Total U.S. Treasury Obligations (identified cost $46,956,322)		$46,976,560

Other — 3.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(6)	4,156,847	$4,158,094

Total Other (identified cost $4,157,678)		$4,158,094

Total Short-Term Investments (identified cost $87,314,422)		$87,498,333

Total Investments — 94.7% (identified cost $104,327,527)		$104,954,600

Currency Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call RUB/Put USD	Goldman Sachs International	USD 4,250	RUB 55.00	9/28/17	$(28,339)
Call RUB/Put USD	Goldman Sachs International	USD 3,000	RUB 62.10	9/28/17	(213,993)

Total Currency Options Written (premiums received $190,770)					$(242,332)

Other Assets, Less Liabilities — 5.5%					$6,172,859

Net Assets — 100.0%					$110,885,127

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $6,413,836 or 5.8% of the Portfolio’s net assets.

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(3)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2017.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	421,122	RON	1,910,000	BNP Paribas	5/3/17	$403	$—
RON	1,910,000	EUR	418,557	BNP Paribas	5/3/17	2,391	—
CAD	1,527,830	USD	1,139,683	Australia and New Zealand Banking Group Limited	5/8/17	—	(20,320)
EUR	3,280,298	USD	3,526,501	Standard Chartered Bank	5/8/17	47,594	—
EUR	860,624	USD	920,523	Standard Chartered Bank	5/8/17	17,181	—
ILS	12,047,000	USD	3,301,382	BNP Paribas	5/8/17	25,344	—
PLN	14,229,164	EUR	3,336,251	HSBC Bank USA, N.A.	5/8/17	32,792	—
RON	2,560,000	EUR	563,939	BNP Paribas	5/8/17	—	(80)
USD	5,974,887	EUR	5,513,134	Standard Chartered Bank	5/8/17	—	(32,026)
COP	3,600,000,000	USD	1,234,568	State Street Bank and Trust Company	5/10/17	—	(12,655)
COP	11,940,000,000	USD	3,966,119	The Bank of Nova Scotia	5/10/17	86,559	—
PEN	11,460,000	USD	3,455,971	UBS AG	5/10/17	74,039	—
EUR	600,893	SEK	5,685,000	Goldman Sachs International	5/15/17	12,700	—
SEK	10,250,000	EUR	1,082,712	Societe Generale	5/15/17	—	(22,143)
USD	2,988,303	EUR	2,797,329	Standard Chartered Bank	5/15/17	—	(60,588)
ARS	29,079,800	USD	1,871,287	BNP Paribas	5/18/17	4,334	—
ARS	6,334,700	USD	406,592	Citibank, N.A.	5/18/17	1,991	—
TRY	2,060,000	USD	556,872	BNP Paribas	5/18/17	20,445	—
BRL	1,750,000	USD	552,678	State Street Bank and Trust Company	5/19/17	—	(3,566)
MXN	5,300,000	USD	280,775	JPMorgan Chase Bank, N.A.	5/19/17	—	(14)
ZAR	7,350,000	USD	525,409	Citibank, N.A.	5/19/17	23,064	—
ARS	11,296,000	USD	710,507	BNP Paribas	5/22/17	16,710	—
ARS	7,519,800	USD	472,053	Citibank, N.A.	5/22/17	12,059	—
ARS	1,997,000	USD	128,714	Deutsche Bank AG	5/22/17	—	(151)
RON	6,149,171	EUR	1,357,763	BNP Paribas	5/31/17	—	(4,515)
RON	4,040,000	EUR	892,384	JPMorgan Chase Bank, N.A.	5/31/17	—	(3,331)
RON	1,870,000	EUR	412,876	Deutsche Bank AG	6/2/17	—	(1,366)
GBP	1,165,000	USD	1,462,902	Goldman Sachs International	6/5/17	47,345	—
RON	3,060,000	EUR	674,767	Deutsche Bank AG	6/6/17	—	(1,390)
KES	6,400,000	USD	60,150	Citibank, N.A.	6/7/17	1,516	—
EUR	258,877	USD	279,116	Goldman Sachs International	6/9/17	3,386	—
RON	1,988,850	EUR	438,570	Bank of America, N.A.	6/9/17	—	(947)
RUB	294,152,669	USD	4,979,140	Deutsche Bank AG	6/9/17	146,541	—
USD	1,617,156	RUB	92,000,000	Societe Generale	6/9/17	14,034	—
KES	75,690,000	USD	697,604	Citibank, N.A.	6/19/17	30,010	—

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	245,385,000	USD	4,921,480	Deutsche Bank AG	6/22/17	$—	$(51,263)
USD	1,624,272	EUR	1,520,000	Standard Chartered Bank	6/23/17	—	(35,728)
USD	4,845,539	EUR	4,534,474	Standard Chartered Bank	6/23/17	—	(106,585)
HUF	635,000,000	EUR	2,050,044	JPMorgan Chase Bank, N.A.	6/27/17	—	(26,675)
USD	3,430,971	EUR	3,186,236	Standard Chartered Bank	6/28/17	—	(49,697)
KES	75,690,000	USD	695,680	Citibank, N.A.	7/3/17	29,980	—
USD	1,452,855	BRL	5,000,000	Citibank, N.A.	7/7/17	—	(98,871)
IDR	42,819,537,000	USD	3,138,112	BNP Paribas	7/17/17	49,518	—
IDR	25,000,000,000	USD	1,853,225	JPMorgan Chase Bank, N.A.	7/17/17	7,859	—
INR	277,200,000	USD	4,263,631	Australia and New Zealand Banking Group Limited	7/18/17	13,550	—
NOK	31,363,000	EUR	3,426,322	State Street Bank and Trust Company	7/20/17	—	(90,987)
KES	75,748,000	USD	691,131	Citibank, N.A.	8/1/17	31,458	—
USD	4,431,947	KRW	5,102,500,000	JPMorgan Chase Bank, N.A.	9/11/17	—	(60,036)
USD	5,823,780	EUR	5,417,974	Standard Chartered Bank	9/29/17	—	(124,226)
RSD	479,648,825	EUR	3,802,210	Citibank, N.A.	10/18/17	22,758	—
RSD	406,323,188	EUR	3,149,792	Deutsche Bank AG	4/3/18	67,136	—

						$842,697	$(807,160)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Jun-17	$(1,291,297)	$(1,302,469)	$(11,172)
U.S. 10-Year Treasury Note	4	Short	Jun-17	(495,594)	(502,875)	(7,281)

						$(18,453)

Currency Abbreviations:

ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona

KES	–	Kenyan Shilling
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $100,169,849)	$100,796,506
Affiliated investment, at value (identified cost, $4,157,678)	4,158,094
Cash	4,030,533
Restricted cash*	788,831
Foreign currency, at value (identified cost, $1,831,633)	1,885,562
Interest receivable	392,824
Dividends receivable from affiliated investment	6,731
Receivable for open forward foreign currency exchange contracts	842,697
Tax reclaims receivable	2,493
Receivable from affiliate	2,297
Total assets	$112,906,568

Liabilities
Cash collateral due to brokers	$788,831
Written options outstanding, at value (premiums received, $190,770)	242,332
Payable for variation margin on open financial futures contracts	486
Payable for open forward foreign currency exchange contracts	807,160
Payable to affiliates:
Investment adviser fee	57,305
Trustees’ fees	679
Accrued expenses	124,648
Total liabilities	$2,021,441
Net Assets applicable to investors’ interest in Portfolio	$110,885,127

Sources of Net Assets
Investors’ capital	$110,239,251
Net unrealized appreciation	645,876
Total	$110,885,127

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest	$2,262,410
Dividends from affiliated investment	33,977
Total investment income	$2,296,387

Expenses
Investment adviser fee	$376,236
Trustees’ fees and expenses	3,945
Custodian fee	44,924
Legal and accounting services	54,090
Miscellaneous	4,473
Total expenses	$483,668
Deduct —
Allocation of expenses to affiliate	$11,141
Total expense reductions	$11,141

Net expenses	$472,527

Net investment income	$1,823,860

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $32,414)	$(1,418,910)
Investment transactions - affiliated investment	361
Written options	87,868
Financial futures contracts	60,563
Foreign currency and forward foreign currency exchange contract transactions	3,462,288
Net realized gain	$2,192,170
Change in unrealized appreciation (depreciation) —
Investments	$4,056,449
Investments - affiliated investment	129
Written options	(112,935)
Financial futures contracts	(32,601)
Foreign currency and forward foreign currency exchange contracts	287,869
Net change in unrealized appreciation (depreciation)	$4,198,911

Net realized and unrealized gain	$6,391,081

Net increase in net assets from operations	$8,214,941

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$1,823,860	$5,517,184
Net realized gain (loss) from investment transactions, written options, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	2,192,170	(15,408,564)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, and foreign currency and forward foreign currency exchange contracts	4,198,911	15,080,767
Net increase in net assets from operations	$8,214,941	$5,189,387
Capital transactions —
Contributions	$1,892,287	$17,940,662
Withdrawals	(37,938,019)	(121,664,915)
Net decrease in net assets from capital transactions	$(36,045,732)	$(103,724,253)

Net decrease in net assets	$(27,830,791)	$(98,534,866)

Net Assets
At beginning of period	$138,715,918	$237,250,784
At end of period	$110,885,127	$138,715,918

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016		2015		2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.79	%(2)(3)	0.81	%(2)(4)	0.81	%(2)(4)	0.83%	0.83%	0.88%
Net investment income	3.03	%(3)	3.17%		3.56%		3.49%	3.20%	3.57%
Portfolio Turnover	18	%(5)	38%		23%		42%	21%	37%

Total Return	7.73	%(2)(5)	3.25	%(2)	(5.84	)%(2)	0.90%	(0.35)%	3.93%

Net assets, end of period (000’s omitted)	$110,885		$138,716		$237,251		$607,664	$1,002,404	$292,334

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.08% and 0.04% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Includes interest expense of 0.01% for each of the years ended October 31, 2016 and 2015.

(5)	Not annualized.

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

22

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security

23

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $376,236 or 0.625% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $11,141 of the Portfolio’s operating expenses for the six months ended April 30, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$7,844,216	$49,854,179
U.S. Government and Agency Securities	—	358,707

	$7,844,216	$50,212,886

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,603,065

Gross unrealized appreciation	$463,510
Gross unrealized depreciation	(1,111,975)

Net unrealized depreciation	$(648,465)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

24

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended April 30, 2017 was as follows:

	Principal Amount of Contracts (000s omitted)	Premiums Received

Outstanding, beginning of period	$1,979	$87,868
Options written	7,250	190,770
Options expired	(1,979)	(87,868)

Outstanding, end of period	$7,250	$190,770

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $1,049,492. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $563,787 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2017.

25

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$422,158	$—	$422,158
Receivable for open forward foreign currency exchange contracts	842,697	—	842,697

Total Asset Derivatives subject to master netting or similar agreements	$1,264,855	$—	$1,264,855

	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$(242,332)	$—	$(242,332)
Net unrealized appreciation*	—	(18,453)	(18,453)
Payable for open forward foreign currency exchange contracts	(807,160)	—	(807,160)

Total Liability Derivatives	$(1,049,492)	$(18,453)	$(1,067,945)

Derivatives not subject to master netting or similar agreements	$—	$(18,453)	$(18,453)

Total Liability Derivatives subject to master netting or similar agreements	$(1,049,492)	$—	$(1,049,492)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$13,550	$(13,550)	$—	$—	$—
BNP Paribas	119,145	(4,595)	(90,499)	—	24,051
Citibank, N.A.	574,994	(98,871)	—	(476,123)	—
Deutsche Bank AG	213,677	(54,170)	—	(150,000)	9,507
Goldman Sachs International	63,431	(63,431)	—	—	—
HSBC Bank USA, N.A.	32,792	—	—	—	32,792
JPMorgan Chase Bank, N.A.	7,859	(7,859)	—	—	—
Societe Generale	14,034	(14,034)	—	—	—
Standard Chartered Bank	64,775	(64,775)	—	—	—
The Bank of Nova Scotia	86,559	—	—	(86,559)	—
UBS AG	74,039	—	—	—	74,039

	$1,264,855	$(321,285)	$(90,499)	$(712,682)	$140,389

26

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(20,320)	$13,550	$—	$—	$(6,770)
Bank of America, N.A.	(947)	—	—	—	(947)
BNP Paribas	(4,595)	4,595	—	—	—
Citibank, N.A.	(98,871)	98,871	—	—	—
Deutsche Bank AG	(54,170)	54,170	—	—	—
Goldman Sachs International	(242,332)	63,431	178,901	—	—
JPMorgan Chase Bank, N.A.	(90,056)	7,859	—	—	(82,197)
Societe Generale	(22,143)	14,034	—	—	(8,109)
Standard Chartered Bank	(408,850)	64,775	280,911	—	(63,164)
State Street Bank and Trust Company	(107,208)	—	—	—	(107,208)

	$(1,049,492)	$321,285	$459,812	$—	$(268,395)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(88,422)	$—
Financial futures contracts	—	60,563
Written options	87,868	—
Foreign currency and forward foreign currency exchange contract transactions	3,103,473	—

Total	$3,102,919	$60,563

Change in unrealized appreciation (depreciation) —
Investments	$298,228	$—
Financial futures contracts	—	(32,601)
Written options	(112,935)	—
Foreign currency and forward foreign currency exchange contracts	163,722	—

Total	$349,015	$(32,601)

27

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$1,801,000	$138,960,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $9,527,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

International Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$11,887,059	$—	$11,887,059
Foreign Corporate Bonds	—	1,592,753	—	1,592,753
Collateralized Mortgage Obligations	—	594,635	—	594,635
Mortgage Pass-Throughs	—	2,959,662	—	2,959,662
Currency Options Purchased	—	422,158	—	422,158
Short-Term Investments —
Foreign Government Securities	—	36,363,679	—	36,363,679
U.S. Treasury Obligations	—	46,976,560	—	46,976,560
Other	—	4,158,094	—	4,158,094

Total Investments	$—	$104,954,600	$—	$104,954,600
Forward Foreign Currency Exchange Contracts	$—	$842,697	$—	$842,697

Total	$—	$105,797,297	$—	$105,797,297

Liability Description

Currency Options Written	$—	$(242,332)	$—	$(242,332)
Forward Foreign Currency Exchange Contracts	—	(807,160)	—	(807,160)
Futures Contracts	(18,453)	—	—	(18,453)

Total	$(18,453)	$(1,049,492)	$—	$(1,067,945)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

31

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Diversified Currency Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of International Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.17

Eaton Vance

Emerging and Frontier Countries Equity Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Emerging and Frontier Countries Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Officers and Trustees	37

Important Notices	38

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Performance1,2

Portfolio Managers Marshall L. Stocker, Ph.D., CFA, John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/01/2013	9.75%	21.57%	—	0.10%
Class A with 5.75% Maximum Sales Charge	—	—	3.44	14.54	—	–1.57
Class I at NAV	11/03/2014	11/01/2013	9.89	21.84	—	0.28
MSCI Emerging Markets Index	—	—	8.88%	19.13%	1.49%	0.84%
MSCI Frontier Markets Index	—	—	11.14	10.78	6.27	2.09
Blended Index	—	—	10.05	15.08	4.06	1.68

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.74%	1.49%
Net					1.65	1.40

Fund Profile4

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Markets Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/2/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 2, 2017, the name of Eaton Vance Emerging and Frontier Countries Equity Fund was changed from Eaton Vance Global Macro Capital Opportunities Fund.

3

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,097.50	$8.58	**	1.65%
Class I	$1,000.00	$1,098.90	$7.29	**	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,017.90	$7.00	**	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost, $122,276,322)	$138,513,052
Receivable for Fund shares sold	217,435
Receivable from affiliate	7,899
Total assets	$138,738,386

Liabilities
Payable for Fund shares redeemed	$129,822
Payable to affiliates:
Distribution and service fees	4,092
Trustees’ fees	42
Accrued expenses	58,487
Total liabilities	$192,443
Net Assets	$138,545,943

Sources of Net Assets
Paid-in capital	$135,796,998
Accumulated net realized loss from Portfolio	(13,827,045)
Accumulated undistributed net investment income	339,260
Net unrealized appreciation from Portfolio	16,236,730
Total	$138,545,943

Class A Shares
Net Assets	$20,108,886
Shares Outstanding	2,077,856
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.68
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.27

Class I Shares
Net Assets	$118,437,057
Shares Outstanding	12,225,580
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $137,886)	$1,265,781
Interest allocated from Portfolio (net of foreign taxes, $41)	2,647
Expenses allocated from Portfolio	(800,169)
Total investment income from Portfolio	$468,259

Expenses
Distribution and service fees
Class A	$24,115
Trustees’ fees and expenses	250
Custodian fee	8,330
Transfer and dividend disbursing agent fees	48,438
Legal and accounting services	15,057
Printing and postage	7,971
Registration fees	22,269
Miscellaneous	4,929
Total expenses	$131,359
Deduct —
Allocation of expenses to affiliate	$23,889
Total expense reductions	$23,889

Net expenses	$107,470

Net investment income	$360,789

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $22,541)	$(1,381,952)
Financial futures contracts	710,478
Foreign currency and forward foreign currency exchange contract transactions	50,180
Net realized loss	$(621,294)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $182,950)	$12,200,171
Financial futures contracts	195,609
Foreign currency and forward foreign currency exchange contracts	36,111
Net change in unrealized appreciation (depreciation)	$12,431,891

Net realized and unrealized gain	$11,810,597

Net increase in net assets from operations	$12,171,386

6	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$360,789	$875,252
Net realized loss from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(621,294)	(9,888,323)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	12,431,891	16,428,002
Net increase in net assets from operations	$12,171,386	$7,414,931
Distributions to shareholders —
From net investment income
Class A	$(64,157)	$(368,681)
Class I	(590,542)	(1,936,538)
Total distributions to shareholders	$(654,699)	$(2,305,219)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,190,723	$5,579,913
Class I	12,939,854	31,512,999
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	63,858	366,894
Class I	590,453	1,936,538
Cost of shares redeemed
Class A	(3,501,541)	(5,924,121)
Class I	(9,022,277)	(28,717,651)
Net increase in net assets from Fund share transactions	$3,261,070	$4,754,572

Net increase in net assets	$14,777,757	$9,864,284

Net Assets
At beginning of period	$123,768,186	$113,903,902
At end of period	$138,545,943	$123,768,186

Accumulated undistributed net investment income included in net assets
At end of period	$339,260	$633,170

7	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$8.850		$8.570	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.014		$0.045	$0.120
Net realized and unrealized gain (loss)	0.845		0.403	(1.541)

Total income (loss) from operations	$0.859		$0.448	$(1.421)

Less Distributions
From net investment income	$(0.029)		$(0.168)	$(0.009)

Total distributions	$(0.029)		$(0.168)	$(0.009)

Net asset value — End of period	$9.680		$8.850	$8.570

Total Return(3)(4)	9.75	%(5)	5.42%	(14.22	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,109		$19,599	$18,836
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.65	%(8)	1.65%	1.65	%(8)
Net investment income	0.32	%(8)	0.55%	1.31	%(8)
Portfolio Turnover of the Portfolio	18	%(5)	40%	27	%(9)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2017, the year ended October 31, 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$8.870		$8.590	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.028		$0.068	$0.147
Net realized and unrealized gain (loss)	0.843		0.400	(1.546)

Total income (loss) from operations	$0.871		$0.468	$(1.399)

Less Distributions
From net investment income	$(0.051)		$(0.188)	$(0.011)

Total distributions	$(0.051)		$(0.188)	$(0.011)

Net asset value — End of period	$9.690		$8.870	$8.590

Total Return(3)(4)	9.89	%(5)	5.67%	(14.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,437		$104,170	$95,068
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	1.40	%(8)	1.40%	1.40	%(8)
Net investment income	0.62	%(8)	0.82%	1.61	%(8)
Portfolio Turnover of the Portfolio	18	%(5)	40%	27	%(9)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2017, the year ended October 31, 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging and Frontier Countries Equity Fund (formerly, Eaton Vance Global Macro Capital Opportunities Fund) (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $12,810,682 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $8,544,834 are short-term and $4,265,848 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.65% and 1.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after May 2, 2018. Pursuant to this agreement, EVM was allocated $23,889 of the Fund’s operating expenses for the six months ended April 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $241 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $24,115 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,561,548 and $4,494,592, respectively.

11

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	240,569	693,668
Issued to shareholders electing to receive payments of distributions in Fund shares	7,451	45,577
Redemptions	(384,890)	(722,651)

Net increase (decrease)	(136,870)	16,594

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,417,406	3,944,939
Issued to shareholders electing to receive payments of distributions in Fund shares	68,898	240,564
Redemptions	(1,005,735)	(3,509,545)

Net increase	480,569	675,958

8  Name Change

Effective May 2, 2017, the name of Eaton Vance Emerging and Frontier Countries Equity Fund was changed from Eaton Vance Global Macro Capital Opportunities Fund.

12

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Argentina — 4.8%
Adecoagro SA(1)	28,500	$316,065
Banco Macro SA, Class B ADR	10,050	861,486
BBVA Banco Frances SA ADR	13,471	246,519
Cresud SA ADR(1)	10,769	226,364
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	246,551
Grupo Clarin SA GDR(2)	9,900	311,355
Grupo Financiero Galicia SA, Class B ADR	24,602	961,200
IRSA Inversiones y Representaciones SA ADR(1)	7,276	183,501
Pampa Energia SA ADR(1)	15,430	841,552
Petrobras Argentina SA ADR(1)	25,926	292,964
Telecom Argentina SA ADR	23,384	529,882
Transportadora de Gas del Sur SA ADR(1)	24,857	369,872
YPF SA ADR	46,600	1,203,678

		$6,590,989

China — 12.5%
AAC Technologies Holdings, Inc.	12,500	$183,237
Agricultural Bank of China, Ltd., Class H	393,000	181,169
Alibaba Group Holding, Ltd. ADR(1)	16,154	1,865,787
Anhui Conch Cement Co., Ltd., Class H	24,000	83,929
ANTA Sports Products, Ltd.	17,000	47,714
Baidu, Inc. ADR(1)	3,980	717,315
Bank of China, Ltd., Class H	1,162,000	562,074
Bank of Communications, Ltd., Class H	145,000	111,493
Beijing Enterprises Water Group, Ltd.	98,000	74,999
Belle International Holdings, Ltd.	129,000	87,400
Brilliance China Automotive Holdings, Ltd.	56,000	93,811
BYD Co., Ltd., Class H	14,500	85,443
CGN Power Co., Ltd., Class H(3)	155,000	46,765
China Cinda Asset Management Co., Ltd., Class H	147,000	55,881
China CITIC Bank Corp., Ltd., Class H	153,000	96,852
China Communications Construction Co., Ltd., Class H	78,000	107,099
China Construction Bank Corp., Class H	1,202,000	975,619
China Everbright International, Ltd.	60,000	81,033
China Evergrande Group	99,000	105,593
China Galaxy Securities Co., Ltd., Class H	59,500	54,227
China Life Insurance Co., Ltd., Class H	109,000	331,607
China Mengniu Dairy Co., Ltd.	47,000	90,802
China Merchants Bank Co., Ltd., Class H	60,500	156,756
China Merchants Port Holdings Co., Ltd.	22,000	62,858
China Minsheng Banking Corp., Ltd., Class H	99,000	97,402
China Mobile, Ltd.	90,000	958,196
China Overseas Land & Investment, Ltd.	60,000	174,035
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	155,692

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	382,000	$310,204
China Railway Construction Corp., Ltd., Class H	46,500	64,937
China Railway Group, Ltd., Class H	86,000	72,736
China Resources Beer Holdings Co., Ltd.(1)	38,000	91,385
China Resources Gas Group, Ltd.	20,000	67,402
China Resources Land, Ltd.	47,777	132,391
China Resources Power Holdings Co., Ltd.	34,000	61,214
China Shenhua Energy Co., Ltd., Class H	56,000	130,357
China State Construction International Holdings, Ltd.	42,000	76,107
China Taiping Insurance Holdings Co., Ltd.(1)	31,400	78,179
China Telecom Corp., Ltd., Class H	234,000	114,141
China Unicom (Hong Kong), Ltd.	98,000	126,814
China Vanke Co., Ltd., Class H	26,700	67,658
CITIC Securities Co., Ltd., Class H	39,500	82,795
CITIC, Ltd.	75,000	108,750
CNOOC, Ltd.	261,000	304,482
Country Garden Holdings Co., Ltd.	129,000	122,686
CRRC Corp., Ltd., Class H	79,750	77,715
CSPC Pharmaceutical Group, Ltd.	84,000	116,509
Ctrip.com International, Ltd. ADR(1)	5,900	298,009
Dongfeng Motor Group Co., Ltd., Class H	54,000	56,718
ENN Energy Holdings, Ltd.	14,000	75,892
Fullshare Holdings, Ltd.(4)	160,000	41,469
Geely Automobile Holdings, Ltd.	115,000	154,946
GF Securities Co., Ltd., Class H	24,600	50,871
Great Wall Motor Co., Ltd., Class H	53,500	57,940
Guangdong Investment, Ltd.	48,000	74,245
Guangzhou Automobile Group Co., Ltd., Class H	52,000	80,813
Haitong Securities Co., Ltd., Class H	60,000	98,938
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	12,500	93,408
Huaneng Power International, Inc., Class H	96,000	66,173
Huatai Securities Co., Ltd.(3)	34,000	65,839
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	691,629
JD.com, Inc. ADR(1)	10,624	372,584
Lenovo Group, Ltd.	160,000	102,295
NetEase, Inc. ADR	1,181	313,426
New China Life Insurance Co., Ltd., Class H	16,000	79,031
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	153,218
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	53,158
PetroChina Co., Ltd., Class H	320,000	224,826
PICC Property & Casualty Co., Ltd., Class H	76,000	122,171
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	432,913
Semiconductor Manufacturing International Corp.(1)	7,300	9,222
Shenzhou International Group Holdings, Ltd.	12,000	78,959
SINA Corp.(1)	1,200	92,172

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Sino Biopharmaceutical, Ltd.	90,000	$73,961
Sinopharm Group Co., Ltd., Class H	22,400	100,402
Sunny Optical Technology Group Co., Ltd.	17,000	139,684
TAL Education Group ADR(1)	758	90,285
Tencent Holdings, Ltd.	81,800	2,563,066
Vipshop Holdings, Ltd. ADR(1)	6,998	97,062
Want Want China Holdings, Ltd.	103,000	74,071
Yum China Holdings, Inc.(1)	7,500	255,900
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	56,548

		$17,243,094

Croatia — 1.9%
Adris Grupa DD, PFC Shares	9,000	$601,991
Ericsson Nikola Tesla DD	930	181,837
Hrvatski Telekom DD	52,252	1,362,456
Koncar-Elektroindustrija DD	1,480	172,609
Valamar Riviera DD	48,200	295,405

		$2,614,298

Cyprus — 1.6%
Bank of Cyprus Holdings PLC, Cyprus Shares(1)	285,000	$893,481
Bank of Cyprus Holdings PLC, London Shares(1)	419,500	1,341,949

		$2,235,430

Georgia — 2.7%
BGEO Group PLC	41,700	$1,940,694
TBC Bank Group PLC(1)	86,700	1,824,206

		$3,764,900

Iceland — 4.9%
Eik Fasteignafelag HF(1)	1,866,700	$216,946
Eimskipafelag Islands HF	407,000	1,244,766
Hagar HF	2,036,000	1,032,705
HB Grandi HF(1)	1,649,000	493,466
Icelandair Group HF	1,860,000	249,599
Marel HF	397,000	1,288,900
Reginn HF(1)	1,637,000	439,039
Reitir Fasteignafelag HF	1,043,000	1,006,046
Siminn HF	9,776,000	386,385
Sjova-Almennar Tryggingar HF	1,151,900	205,958
Vatryggingafelag Islands HF	2,066,800	211,027

		$6,774,837

Security	Shares	Value

India — 6.3%
Adani Ports and Special Economic Zone, Ltd.	22,802	$115,734
Adani Power, Ltd.(1)	9,483	4,883
Asian Paints, Ltd.	8,100	141,380
Aurobindo Pharma, Ltd.	7,300	68,952
Axis Bank, Ltd.	40,600	321,075
Bajaj Auto, Ltd.	2,400	107,104
Bajaj Finance, Ltd.	4,600	91,095
Bharat Petroleum Corp., Ltd.	7,400	83,432
Bharti Airtel, Ltd.	27,000	148,798
Bharti Infratel, Ltd.	15,719	87,254
Bosch, Ltd.	185	65,823
Cipla, Ltd.	9,500	82,127
Coal India, Ltd.	19,072	82,059
Dabur India, Ltd.	13,800	61,398
Dr. Reddy’s Laboratories, Ltd.	3,000	121,672
Eicher Motors, Ltd.(1)	400	162,404
GAIL (India), Ltd.	12,666	83,242
Godrej Consumer Products, Ltd.	3,600	96,735
HCL Technologies, Ltd.	14,500	183,905
Hero MotoCorp, Ltd.	1,300	67,512
Hindalco Industries, Ltd.	30,900	95,449
Hindustan Unilever, Ltd.	16,400	238,073
Housing Development Finance Corp., Ltd.	36,800	878,513
ICICI Bank, Ltd.	28,800	123,920
Indiabulls Housing Finance, Ltd.	8,300	131,166
Infosys, Ltd.	44,900	642,999
ITC, Ltd.	80,850	348,845
JSW Steel, Ltd.	25,000	77,412
Larsen & Toubro, Ltd.	8,100	220,137
LIC Housing Finance, Ltd.	12,100	125,984
Lupin, Ltd.	5,700	118,357
Mahindra & Mahindra, Ltd.	9,500	197,273
Maruti Suzuki India, Ltd.	2,700	273,078
Motherson Sumi Systems, Ltd.(1)	18,100	111,809
Nestle India, Ltd.	700	72,780
Oil & Natural Gas Corp., Ltd.	34,800	100,565
Reliance Industries, Ltd.(1)	31,300	677,861
Shree Cement, Ltd.	360	106,555
Shriram Transport Finance Co., Ltd.	6,100	98,599
State Bank of India	39,600	177,936
Sun Pharmaceutical Industries, Ltd.	23,347	233,207
Tata Consultancy Services, Ltd.	11,900	420,524
Tata Motors, Ltd.	39,100	279,224
UltraTech Cement, Ltd.	1,500	98,667
UPL, Ltd.	10,100	126,632
Vedanta, Ltd.	28,200	106,566

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Wipro, Ltd.	16,435	$126,595
Yes Bank, Ltd.	8,300	211,120
Zee Entertainment Enterprises, Ltd.	16,300	133,875

		$8,730,305

Indonesia — 3.2%
Adaro Energy Tbk PT	717,400	$95,399
Astra International Tbk PT	834,900	559,543
Bank Central Asia Tbk PT	511,400	680,132
Bank Mandiri Persero Tbk PT	398,000	348,294
Bank Negara Indonesia Persero Tbk PT	345,100	164,786
Bank Rakyat Indonesia Persero Tbk PT	462,300	446,536
Bumi Serpong Damai Tbk PT	436,800	58,516
Charoen Pokphand Indonesia Tbk PT	365,200	87,404
Gudang Garam Tbk PT	22,900	113,894
Hanjaya Mandala Sampoerna Tbk PT	470,400	134,563
Indofood CBP Sukses Makmur Tbk PT	120,400	79,154
Indofood Sukses Makmur Tbk PT	207,500	130,040
Kalbe Farma Tbk PT	1,009,100	119,827
Matahari Department Store Tbk PT	116,000	126,754
Perusahaan Gas Negara Persero Tbk PT	507,600	92,309
Semen Indonesia Persero Tbk PT	145,300	96,023
Surya Citra Media Tbk PT	321,200	68,730
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	670,296
Unilever Indonesia Tbk PT	67,800	226,257
United Tractors Tbk PT	79,400	160,088

		$4,458,545

Kazakhstan — 4.0%
Central Asia Metals PLC	251,600	$741,772
Halyk Savings Bank of Kazakhstan JSC GDR, London Shares(1)(2)	167,650	1,261,116
Halyk Savings Bank of Kazakhstan JSC GDR, New York Shares(1)(2)	121,000	907,500
KAZ Minerals PLC(1)	106,025	691,508
KazMunaiGas Exploration Production GDR, London Shares(1)(2)	101,909	989,239
KazMunaiGas Exploration Production GDR, New York Shares(1)(2)	49,100	476,270
Kcell JSC GDR, London Shares(2)	113,842	393,039
Kcell JSC GDR, New York Shares(2)	29,000	100,630

		$5,561,074

Kenya — 3.1%
Co-operative Bank of Kenya, Ltd. (The)	5,513,533	$758,178
East African Breweries, Ltd.	181,904	405,643

Security	Shares	Value

Kenya (continued)
Equity Group Holdings, Ltd.	3,081,200	$1,006,654
KCB Group, Ltd.	4,139,200	1,285,221
Safaricom, Ltd.	4,553,317	854,347

		$4,310,043

Kuwait — 4.2%
Agility Public Warehousing Co. KSC	187,500	$382,238
Boubyan Bank KSCP	194,880	259,541
Burgan Bank SAK	184,380	184,911
Kuwait Finance House KSCP	761,530	1,237,839
Kuwait Projects Co. Holdings KSC	124,400	170,082
Mabanee Co. SAKC	122,600	322,286
Mezzan Holding Co. KSCC	34,900	113,578
Mobile Telecommunications Co.	654,500	946,516
National Bank of Kuwait SAK	798,945	1,786,079
National Industries Group Holding SAK	264,200	106,126
National Real Estate Co. KPSC(1)	178,300	62,031
VIVA Kuwait Telecom Co.	51,300	138,326
Warba Bank KSCP(1)	146,300	118,300

		$5,827,853

Mauritius — 1.9%
Alteo, Ltd.	52,987	$49,803
CIEL, Ltd.	430,500	93,568
CIM Financial Services, Ltd.	238,300	57,951
ENL Land, Ltd.	72,211	97,201
Gamma Civic, Ltd.	81,886	58,204
Harel Mallac & Co., Ltd.	31,500	59,613
IBL, Ltd.	37,656	43,383
LUX Island Resorts, Ltd.	62,400	107,366
MCB Group, Ltd.	138,908	911,163
New Mauritius Hotels, Ltd.(1)	305,790	197,132
New Mauritius Hotels, Ltd., PFC Shares	101,930	35,955
Omnicane, Ltd.	15,009	26,354
Phoenix Beverages, Ltd.	10,200	127,289
Rogers & Co., Ltd.	187,150	156,582
SBM Holdings, Ltd.	1,963,910	427,916
Sun, Ltd., Class A(1)	65,600	79,182
Terra Mauricia, Ltd.	90,156	82,878
Vivo Energy Mauritius, Ltd.	23,359	83,029

		$2,694,569

Mexico — 1.2%
Cemex SAB de CV ADR(1)	23,212	$214,015
Coca-Cola Femsa SAB de CV ADR	900	65,439

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Fomento Economico Mexicano SAB de CV ADR	3,000	$270,120
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	700	72,023
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	400	75,760
Grupo Bimbo SAB de CV, Series A	29,800	72,991
Grupo Financiero Banorte SAB de CV, Class O	40,700	234,879
Grupo Financiero Inbursa SAB de CV, Class O	42,300	71,229
Grupo Financiero Santander Mexico SAB de CV ADR	6,800	61,948
Grupo Mexico SAB de CV, Series B	63,000	184,095
Industrias Penoles SAB de CV	2,600	63,559
Kimberly-Clark de Mexico SAB de CV, Class A	28,700	61,256
Mexichem SAB de CV	20,553	56,456
Wal-Mart de Mexico SAB de CV, Series V	86,300	194,373

		$1,698,143

Pakistan — 6.6%
Askari Bank, Ltd.	333,400	$63,686
Bank Alfalah, Ltd.	576,300	213,321
Engro Corp., Ltd.	176,740	597,944
Fatima Fertilizer Co., Ltd.	415,400	134,544
Fauji Cement Co., Ltd.	498,010	207,917
Fauji Fertilizer Bin Qasim, Ltd.	228,300	109,511
Fauji Fertilizer Co., Ltd.	373,400	342,157
Ferozsons Laboratories, Ltd.	14,340	73,992
Habib Bank, Ltd.	387,860	1,019,684
Honda Atlas Cars Pakistan, Ltd.	16,590	145,359
Hub Power Co., Ltd.	324,880	407,746
IGI Insurance, Ltd.(1)	36,000	127,126
Indus Motor Co., Ltd.	15,200	295,699
K-Electric, Ltd.(1)	1,167,800	89,501
Kohat Cement Co., Ltd.	36,300	90,209
Kot Addu Power Co., Ltd.	209,400	154,894
Lucky Cement, Ltd.	116,960	988,347
Maple Leaf Cement Factory, Ltd.	173,570	203,891
MCB Bank, Ltd.	369,310	761,250
Millat Tractors, Ltd.	21,100	295,068
National Bank of Pakistan	394,900	239,339
Nishat Mills, Ltd.	114,100	170,971
Oil & Gas Development Co., Ltd.	387,810	573,565
Packages, Ltd.	23,600	189,396
Pak Elektron, Ltd.	139,300	152,145
Pak Suzuki Motor Co., Ltd.	18,600	152,661
Pakistan International Bulk Terminal, Ltd.(1)	308,880	85,229
Pakistan Telecommunication Co., Ltd.	448,400	68,718
Searle Co., Ltd. (The)	48,562	288,277
SUI Southern Gas Co., Ltd.(1)	209,600	87,121
United Bank, Ltd.	322,390	765,008

		$9,094,276

Security	Shares	Value

Peru — 2.8%
Alicorp SAA	92,000	$218,389
Cementos Pacasmayo SAA	85,338	184,159
Cia de Minas Buenaventura SA ADR	37,556	451,048
Credicorp, Ltd.	13,109	2,014,329
Engie Energia Peru SA	79,000	195,323
Fossal SAA(1)	21,662	2,605
Grana y Montero SAA ADR(1)	30,600	103,122
Southern Copper Corp.	16,338	577,875
Union Andina de Cementos SAA	258,000	186,913

		$3,933,763

Philippines — 1.9%
Aboitiz Equity Ventures, Inc.	72,000	$110,741
Aboitiz Power Corp.	39,500	33,611
Alliance Global Group, Inc.	85,700	25,387
Ayala Corp.	10,270	178,071
Ayala Land, Inc.	291,600	206,066
Bank of the Philippine Islands	21,799	45,713
BDO Unibank, Inc.	63,210	151,774
Cebu Air, Inc.	25,000	54,041
CEMEX Holdings Philippines, Inc.(1)(3)	118,400	17,393
Century Pacific Food, Inc.	162,000	53,488
D&L Industries, Inc.	277,000	70,949
DMCI Holdings, Inc.	110,400	28,409
DoubleDragon Properties Corp.(1)	31,000	32,273
Energy Development Corp.	250,600	30,253
Globe Telecom, Inc.	1,375	57,132
GT Capital Holdings, Inc.	3,100	78,205
JG Summit Holdings, Inc.	119,690	201,741
Jollibee Foods Corp.	23,850	100,209
Megaworld Corp.	1,050,500	85,378
Metro Pacific Investments Corp.	973,800	128,231
Metropolitan Bank & Trust Co.	55,903	94,444
PLDT, Inc.	3,815	135,407
Robinsons Land Corp.	161,300	82,877
Security Bank Corp.	22,000	93,862
SM Investments Corp.	13,820	201,393
SM Prime Holdings, Inc.	324,100	193,317
Universal Robina Corp.	48,960	168,485

		$2,658,850

Serbia — 3.0%
Aerodrom Nikola Tesla AD Beograd	64,686	$760,845
Energoprojekt Holding AD Beograd(1)	62,500	746,151
Gosa Montaza AD Velika Plana	1,378	23,480

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Serbia (continued)
Komercijalna Banka AD Beograd(1)	60,565	$934,167
MESSER Tehnogas AD	200	20,026
Metalac AD(1)	15,633	235,627
NIS AD Novi Sad	216,465	1,428,493

		$4,148,789

Singapore — 1.4%
Yoma Strategic Holdings, Ltd.	4,730,433	$1,961,013

		$1,961,013

South Korea — 9.3%
AMOREPACIFIC Corp.	690	$176,953
AMOREPACIFIC Group	650	75,096
BNK Financial Group, Inc.	5,972	50,086
Celltrion, Inc.(1)	1,755	138,089
CJ CheilJedang Corp.	220	65,972
CJ Corp.	300	49,280
Coway Co., Ltd.	1,200	105,814
Dongbu Insurance Co., Ltd.	1,100	65,687
E-MART, Inc.	420	84,837
GS Holdings Corp.	1,100	57,255
Hana Financial Group, Inc.	6,400	219,808
Hankook Tire Co., Ltd.	1,500	77,626
Hanmi Pharmaceutical Co., Ltd.(1)	119	32,246
Hanwha Chemical Corp.	2,200	48,570
Hotel Shilla Co., Ltd.	930	41,484
Hyosung Corp.	500	63,151
Hyundai Development Co. - Engineering & Construction	1,700	66,724
Hyundai Engineering & Construction Co., Ltd.	1,750	74,543
Hyundai Glovis Co., Ltd.	490	62,401
Hyundai Heavy Industries Co., Ltd.(1)(4)	850	123,253
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	45,087
Hyundai Mobis Co., Ltd.	1,400	273,029
Hyundai Motor Co.	3,100	392,078
Hyundai Motor Co., PFC Shares	550	44,594
Hyundai Motor Co., Second PFC Shares	760	66,302
Hyundai Steel Co.	1,600	77,067
Industrial Bank of Korea	5,900	64,703
Kakao Corp.	600	47,633
Kangwon Land, Inc.	2,800	88,948
KB Financial Group, Inc.	8,130	357,374
KCC Corp.	120	35,864
Kia Motors Corp.	5,600	171,421
Korea Aerospace Industries, Ltd.	1,660	93,042
Korea Electric Power Corp.	5,500	219,231

Security	Shares	Value

South Korea (continued)
Korea Zinc Co., Ltd.	199	$74,384
KT&G Corp.	2,470	220,271
LG Chem, Ltd.	970	233,312
LG Corp.	2,000	118,803
LG Display Co., Ltd.	5,180	133,479
LG Electronics, Inc.	2,470	149,938
LG Household & Health Care, Ltd.	210	159,695
LG Uplus Corp.	5,400	68,615
Lotte Chemical Corp.	340	102,066
Lotte Shopping Co., Ltd.	270	62,265
Mirae Asset Daewoo Co., Ltd.	9,700	75,910
Naver Corp.	570	400,610
NCsoft Corp.	410	129,661
ORION Corp.	70	41,544
POSCO	1,520	358,846
S-Oil Corp.	900	78,738
Samsung Biologics Co., Ltd.(1)	470	72,187
Samsung C&T Corp.	1,640	177,709
Samsung Electro-Mechanics Co., Ltd.	1,100	70,569
Samsung Electronics Co., Ltd.	1,930	3,783,625
Samsung Electronics Co., Ltd., PFC Shares	340	523,574
Samsung Fire & Marine Insurance Co., Ltd.	700	164,802
Samsung Heavy Industries Co., Ltd.(1)	6,900	65,401
Samsung Life Insurance Co., Ltd.	1,450	139,402
Samsung SDI Co., Ltd.	1,100	132,796
Samsung SDS Co., Ltd.	840	101,431
Samsung Securities Co., Ltd.	1,588	48,216
Shinhan Financial Group Co., Ltd.	8,690	362,820
SK Holdings Co., Ltd.	982	209,168
SK Hynix, Inc.	11,600	549,531
SK Innovation Co., Ltd.	1,300	195,033
SK Telecom Co., Ltd.	490	103,432
Woori Bank	7,000	91,790

		$12,854,871

Taiwan — 5.9%
Advanced Semiconductor Engineering, Inc.	122,716	$153,799
Advantech Co., Ltd.	7,000	56,586
Asia Cement Corp.	52,000	51,341
Asustek Computer, Inc.	12,000	117,893
AU Optronics Corp.	156,000	64,835
Catcher Technology Co., Ltd.	12,000	123,232
Cathay Financial Holding Co., Ltd.	134,000	214,750
Chang Hwa Commercial Bank, Ltd.	115,381	66,874
Cheng Shin Rubber Industry Co., Ltd.	28,000	57,784
China Development Financial Holding Corp.	248,000	68,411

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	210,000	$168,297
Chunghwa Telecom Co., Ltd.	64,000	216,490
Compal Electronics, Inc.	95,000	63,596
CTBC Financial Holding Co., Ltd.	275,679	172,152
Delta Electronics, Inc.	33,680	189,576
E.Sun Financial Holding Co., Ltd.	138,406	83,657
Far Eastern New Century Corp.	59,700	50,231
Far EasTone Telecommunications Co., Ltd.	32,000	78,802
First Financial Holding Co., Ltd.	173,334	105,710
Formosa Chemicals & Fibre Corp.	59,000	181,424
Formosa Petrochemical Corp.	22,000	76,899
Formosa Plastics Corp.	70,000	210,340
Foxconn Technology Co., Ltd.	18,291	55,731
Fubon Financial Holding Co., Ltd.	112,000	175,327
Hon Hai Precision Industry Co., Ltd.	250,635	820,369
Hotai Motor Co., Ltd.	5,000	57,624
Hua Nan Financial Holdings Co., Ltd.	131,851	73,832
Innolux Corp.	180,000	84,013
Largan Precision Co., Ltd.	2,000	332,139
Mega Financial Holding Co., Ltd.	179,476	144,083
Nan Ya Plastics Corp.	85,000	204,742
Pegatron Corp.	30,000	88,352
Pou Chen Corp.	42,000	58,802
President Chain Store Corp.	10,000	87,024
Quanta Computer, Inc.	51,000	105,655
Shin Kong Financial Holding Co., Ltd.(1)	177,960	47,428
SinoPac Financial Holdings Co., Ltd.	179,741	54,919
Taishin Financial Holding Co., Ltd.	159,782	65,882
Taiwan Cement Corp.	67,000	77,929
Taiwan Cooperative Financial Holding Co., Ltd.	146,269	74,404
Taiwan Mobile Co., Ltd.	31,000	114,457
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,557,432
Uni-President Enterprises Corp.	82,960	153,144
United Microelectronics Corp.	220,000	87,943
Yuanta Financial Holding Co., Ltd.	158,675	67,844

		$8,161,754

Thailand — 0.6%
Mega Lifesciences PCL	598,400	$445,461
TTCL PCL(5)	767,100	378,973

		$824,434

Turkey — 1.1%
Akbank TAS	61,800	$165,411
Anadolu Efes Biracilik ve Malt Sanayii AS	7,400	41,706

Security	Shares	Value

Turkey (continued)
Arcelik AS	8,000	$53,336
BIM Birlesik Magazalar AS	6,300	102,909
Coca-Cola Icecek AS	3,200	32,548
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	63,600	52,803
Eregli Demir ve Celik Fabrikalari TAS	43,400	79,500
Haci Omer Sabanci Holding AS	28,100	83,691
KOC Holding AS	19,200	90,236
Tofas Turk Otomobil Fabrikasi AS	4,900	40,799
Tupras-Turkiye Petrol Rafinerileri AS	3,800	95,721
Turk Hava Yollari AO(1)	22,100	37,692
Turk Sise ve Cam Fabrikalari AS	29,700	37,283
Turk Telekomunikasyon AS	21,200	38,064
Turkcell Iletisim Hizmetleri AS(1)	26,300	92,017
Turkiye Garanti Bankasi AS	64,800	174,925
Turkiye Halk Bankasi AS	19,600	64,983
Turkiye Is Bankasi, Class B	47,700	94,138
Turkiye Vakiflar Bankasi TAO, Class D	28,100	48,002
Yapi ve Kredi Bankasi AS(1)	33,100	40,152

		$1,465,916

Vietnam — 8.9%
Bank for Foreign Trade of Vietnam JSC	554,600	$855,229
Bao Viet Holdings	111,500	281,142
Binh Minh Plastics JSC	25,000	205,336
Century Synthetic Fiber Corp.(1)	157,113	132,711
Coteccons Construction JSC	24,000	215,278
Danang Rubber JSC	67,496	83,658
Domesco Medical Import Export JSC	59,000	236,355
FPT Corp.	92,491	188,885
Gemadept Corp.	61,050	93,686
HA TIEN 1 Cement JSC(1)	230,880	224,028
Ho Chi Minh City Infrastructure Investment JSC	262,900	441,547
Hoa Phat Group JSC	268,417	346,807
Hoa Sen Group	82,758	175,755
Imexpharm Pharmaceutical JSC	29,601	79,884
KIDO Group Corp.	243,900	424,599
Kinh Bac City Development Share Holding Corp.(1)	268,100	175,009
Masan Group Corp.	712,300	1,391,443
Mobile World Investment Corp.	20,000	146,800
Nam Long Investment Corp.	110,000	135,415
PetroVietnam Drilling & Well Services JSC(1)	219,214	170,291
PetroVietnam Fertilizer & Chemical JSC	205,250	211,975
PetroVietnam Gas JSC	83,000	202,511
PetroVietnam Nhon Trach 2 Power JSC	158,000	208,457
PetroVietnam Technical Services Corp.	294,900	222,817

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
Pha Lai Thermal Power JSC	186,000	$142,998
Refrigeration Electrical Engineering Corp.	115,000	140,759
Saigon - Hanoi Commercial Joint Stock Bank(1)	616,418	203,297
Saigon Securities, Inc.	400,730	386,065
Saigon Thuong Tin Commercial JSB(1)	977,216	496,242
Tan Tao Investment & Industry JSC(1)	675,400	96,193
TNG Investment & Trading JSC(1)	489	279
Traphaco JSC	26,166	142,804
Vietjet Aviation JSC(1)	74,500	418,302
Vietnam Construction and Import-Export JSC	251,400	173,677
Vietnam Dairy Products JSC	218,640	1,423,623
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	114,441
Vingroup JSC(1)	940,149	1,692,815
Vinh Son - Song Hinh Hydropower JSC	101,700	69,829

		$12,350,942

Total Common Stocks (identified cost $115,523,352)		$129,958,688

Rights — 0.0%

Security	Shares	Value

China — 0.0%
Bank of Communications, Ltd., Expires 5/31/17(1)	290	$0

Total Rights (identified cost $0)		$0

Short-Term Investments — 4.8%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/18/17(6)	$1,000	$999,685

Total U.S. Treasury Obligations (identified cost $999,764)		$999,685

Other — 4.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(7)	5,554,834	$5,556,501

Total Other (identified cost $5,556,131)		$5,556,501

Total Short-Term Investments (identified cost $6,555,895)		$6,556,186

Total Investments — 98.6% (identified cost $122,079,247)		$136,514,874

Other Assets, Less Liabilities — 1.4%		$1,999,192

Net Assets — 100.0%		$138,514,066

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $4,439,149 or 3.2% of the Portfolio’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $129,997 or 0.1% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	29.6%	$41,014,140
Information Technology	13.4	18,505,009
Industrials	8.6	11,859,398
Consumer Staples	7.3	10,160,464
Materials	7.3	10,148,436
Energy	6.1	8,483,137
Consumer Discretionary	6.0	8,291,944
Telecommunication Services	5.6	7,790,214
Real Estate	5.5	7,558,581
Utilities	2.6	3,603,056
Health Care	1.8	2,544,309
Short-Term Investments	4.8	6,556,186

Total Investments	98.6%	$136,514,874

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,320,504	TWD	104,048,000	BNP Paribas	5/9/17	$—	$(128,074)
EUR	239,816	USD	258,536	Bank of America, N.A.	6/8/17	3,151	—
EUR	430,450	USD	463,132	JPMorgan Chase Bank, N.A.	6/8/17	6,575	—
EUR	119,550	USD	128,215	Standard Chartered Bank	6/8/17	2,238	—
USD	1,448,254	EUR	1,357,000	Bank of America, N.A.	6/8/17	—	(32,505)
USD	2,532,759	EUR	2,373,170	Bank of America, N.A.	6/8/17	—	(56,846)
USD	3,435,170	EUR	3,218,721	Bank of America, N.A.	6/8/17	—	(77,100)
USD	3,827,189	EUR	3,586,039	Bank of America, N.A.	6/8/17	—	(85,898)
USD	5,200,833	EUR	4,873,130	Bank of America, N.A.	6/8/17	—	(116,728)
USD	82,004	EUR	75,803	BNP Paribas	6/8/17	—	(713)
USD	622,691	EUR	578,035	JPMorgan Chase Bank, N.A.	6/8/17	—	(8,061)
USD	133,260	EUR	122,234	Standard Chartered Bank	6/8/17	—	(121)
USD	69,191	EUR	63,796	Standard Chartered Bank	6/8/17	—	(424)
USD	81,189	EUR	75,275	Standard Chartered Bank	6/8/17	—	(951)
USD	517,735	EUR	478,337	Standard Chartered Bank	6/8/17	—	(4,226)
NOK	1,747,958	USD	203,125	Standard Chartered Bank	6/9/17	547	—
USD	204,198	NOK	1,747,958	Standard Chartered Bank	6/9/17	527	—
SGD	1,107,400	USD	792,528	Standard Chartered Bank	6/13/17	422	—
SGD	1,110,000	USD	794,730	Standard Chartered Bank	6/13/17	82	—
USD	1,564,083	SGD	2,217,400	Standard Chartered Bank	6/13/17	—	(23,681)
USD	19,118,088	CNH	130,068,000	Bank of America, N.A.	9/6/17	446,096	—
USD	829,467	THB	29,247,000	Standard Chartered Bank	11/10/17	—	(15,628)

						$459,638	$(550,956)

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Market Index	166	Long	Jun-17	$7,792,040	$8,125,700	$333,660

						$333,660

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
NOK	–	Norwegian Krone
SGD	–	Singapore Dollar

THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $116,523,116)	$130,958,373
Affiliated investment, at value (identified cost, $5,556,131)	5,556,501
Cash	963,647
Foreign currency, at value (identified cost, $1,254,675)	1,255,831
Dividends receivable	280,496
Dividends receivable from affiliated investment	2,863
Receivable for variation margin on open financial futures contracts	27,768
Receivable for open forward foreign currency exchange contracts	459,638
Other assets	25,591
Total assets	$139,530,708

Liabilities
Payable for open forward foreign currency exchange contracts	$550,956
Payable to affiliates:
Investment adviser fee	111,762
Trustees’ fees	636
Accrued foreign capital gains taxes	238,573
Accrued expenses	114,715
Total liabilities	$1,016,642
Net Assets applicable to investors’ interest in Portfolio	$138,514,066

Sources of Net Assets
Investors’ capital	$124,080,054
Net unrealized appreciation	14,434,012
Total	$138,514,066

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $137,887)	$1,251,158
Interest (net of foreign taxes, $41)	2,647
Dividends from affiliated investment	14,632
Total investment income	$1,268,437

Expenses
Investment adviser fee	$630,364
Trustees’ fees and expenses	3,908
Custodian fee	125,407
Legal and accounting services	29,654
Miscellaneous	10,842
Total expenses	$800,175

Net investment income	$468,262

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $22,541)	$(1,381,530)
Investment transactions — affiliated investment	(432)
Financial futures contracts	710,484
Foreign currency and forward foreign currency exchange contract transactions	50,180
Net realized loss	$(621,298)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $182,952)	$12,199,951
Investments — affiliated investment	311
Financial futures contracts	195,610
Foreign currency and forward foreign currency exchange contracts	36,112
Net change in unrealized appreciation (depreciation)	$12,431,984

Net realized and unrealized gain	$11,810,686

Net increase in net assets from operations	$12,278,948

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$468,262	$1,038,810
Net realized loss from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(621,298)	(9,888,399)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	12,431,984	16,428,120
Net increase in net assets from operations	$12,278,948	$7,578,531
Capital transactions —
Contributions	$6,561,548	$18,232,704
Withdrawals	(4,494,592)	(15,425,045)
Net increase in net assets from capital transactions	$2,066,956	$2,807,659

Net increase in net assets	$14,345,904	$10,386,190

Net Assets
At beginning of period	$124,168,162	$113,781,972
At end of period	$138,514,066	$124,168,162

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.27	%(3)	1.30%	1.32%	1.63%
Net investment income (loss)	0.74	%(3)	0.92%	1.61%	(0.19)%
Portfolio Turnover	18	%(4)	40%	27%	112%

Total Return	9.96	%(4)	5.75%	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$138,514		$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Emerging and Frontier Countries Equity Fund (formerly, Eaton Vance Global Macro Capital Opportunities Fund) held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

26

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Portfolio’s investment adviser

27

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

fee amounted to $630,364 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2017, BMR reimbursed the Portfolio $5,633 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $22,317,246 and $21,615,915, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$122,476,638

Gross unrealized appreciation	$23,088,431
Gross unrealized depreciation	(9,050,195)

Net unrealized appreciation	$14,038,236

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $550,956. At April 30, 2017, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default

28

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$333,660	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	459,638	(2)	(550,956	)(3)

Total		$793,298		$(550,956)

Derivatives not subject to master netting or similar agreements		$333,660		$—

Total Derivatives subject to master netting or similar agreements		$459,638		$(550,956)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$449,247	$(369,077)	$—	$—	$80,170
JPMorgan Chase Bank, N.A.	6,575	(6,575)	—	—	—
Standard Chartered Bank	3,816	(3,816)	—	—	—

	$459,638	$(379,468)	$—	$—	$80,170

29

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(369,077)	$369,077	$—	$—	$—
BNP Paribas	(128,787)	—	—	—	(128,787)
JPMorgan Chase Bank, N.A.	(8,061)	6,575	—	—	(1,486)
Standard Chartered Bank	(45,031)	3,816	—	—	(41,215)

	$(550,956)	$379,468	$—	$—	$(171,488)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$710,484	$195,610
Foreign Exchange	Forward foreign currency exchange contracts	87,718	28,329

Total		$798,202	$223,939

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$7,410,000	$58,484,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

30

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$6,245,860	$77,488,576		$164,722	$83,899,158
Emerging Europe	6,798,317	14,205,853		—	21,004,170
Latin America	12,222,895	—		—	12,222,895
Middle East/Africa	59,613	12,772,852		—	12,832,465

Total Common Stocks	$25,326,685	$104,467,281	**	$164,722	$129,958,688
Rights	$0	$—		$—	$0
Short-Term Investments —
U.S. Treasury Obligations	—	999,685		—	999,685
Other	—	5,556,501		—	5,556,501

Total Investments	$25,326,685	$111,023,467		$164,722	$136,514,874

Forward Foreign Currency Exchange Contracts	$—	$459,638		$—	$459,638

Futures Contracts	333,660	—		—	333,660

Total	$25,660,345	$111,483,105		$164,722	$137,308,172

31

Global Macro Capital Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$(550,956)	$—	$(550,956)

Total	$—	$(550,956)	$—	$(550,956)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

32

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging and Frontier Countries Equity Fund (formerly Eaton Vance Global Macro Capital Opportunities Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity and equity-related securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

34

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2016 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

36

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.17

Eaton Vance

Emerging Markets Local Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	39

Officers and Trustees	43

Important Notices	44

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	3.18%	7.91%	–0.44%	4.20%
Class A with 4.75% Maximum Sales Charge	—	—	–1.73	2.80	–1.40	3.69
Class C at NAV	08/03/2010	06/27/2007	2.67	7.16	–1.15	3.71
Class C with 1% Maximum Sales Charge	—	—	1.69	6.18	–1.15	3.71
Class I at NAV	11/30/2009	06/27/2007	3.33	8.32	–0.14	4.40
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified	—	—	2.04%	4.03%	–1.58%	3.92%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.38%	2.08%	1.08%
Net				1.25	1.95	0.95

Fund Profile4

Asset Allocation (% of net assets)5

Foreign Currency Exposure (% of net assets)6

Indonesia	14.2%	Georgia	4.5%

Turkey	12.1	Argentina	4.2

Brazil	10.9	Philippines	3.9

Mexico	10.9	South Africa	3.0

Colombia	9.8	Uganda	2.9

Dominican Republic	9.2	Kazakhstan	1.9

Sri Lanka	7.6	Kenya	1.3

Serbia	6.6	Bosnia and Herzegovina	1.0

Russia	6.0	Other	1.2	*

Czech Republic	5.8	Euro	–9.3

Poland	5.7	Total Long	132.6

Romania	5.0	Total Short	–9.3

Egypt	4.9	Total Net	123.3

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.80	$6.40	**	1.27%
Class C	$1,000.00	$1,026.70	$9.90	**	1.97%
Class I	$1,000.00	$1,033.30	$4.89	**	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.36	**	1.27%
Class C	$1,000.00	$1,015.10	$9.84	**	1.97%
Class I	$1,000.00	$1,020.00	$4.86	**	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $335,400,729)	$327,842,018
Receivable for Fund shares sold	10,491,322
Receivable from affiliate	13,955
Total assets	$338,347,295

Liabilities
Payable for Fund shares redeemed	$446,742
Payable to affiliates:
Distribution and service fees	47,559
Trustees’ fees	43
Accrued expenses	72,530
Total liabilities	$566,874
Net Assets	$337,780,421

Sources of Net Assets
Paid-in capital	$369,381,436
Accumulated net realized loss from Portfolio	(18,678,761)
Accumulated distributions in excess of net investment income	(5,363,543)
Net unrealized depreciation from Portfolio	(7,558,711)
Total	$337,780,421

Class A Shares
Net Assets	$76,525,487
Shares Outstanding	12,131,534
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.31
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.62

Class C Shares
Net Assets	$35,421,875
Shares Outstanding	5,557,098
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.37

Class I Shares
Net Assets	$225,833,059
Shares Outstanding	35,813,046
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest allocated from Portfolio (net of foreign taxes, $284,188)	$9,608,962
Dividends allocated from Portfolio	93,646
Miscellaneous income	7,768
Expenses, excluding interest expense, allocated from Portfolio	(1,167,422)
Interest expense allocated from Portfolio	(22,586)
Total investment income	$8,520,368

Expenses
Distribution and service fees
Class A	$121,437
Class C	162,911
Trustees’ fees and expenses	250
Custodian fee	12,012
Transfer and dividend disbursing agent fees	112,460
Legal and accounting services	20,763
Printing and postage	50,858
Registration fees	35,740
Miscellaneous	5,973
Total expenses	$522,404
Deduct —
Allocation of expenses to affiliate	$44,494
Total expense reductions	$44,494

Net expenses	$477,910

Net investment income	$8,042,458

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $190,209)	$(44,028)
Securities sold short	(186,718)
Financial futures contracts	1,124,137
Swap contracts	624,863
Foreign currency and forward foreign currency exchange contract transactions	699,179
Non-deliverable bond forward contracts	149,494
Net realized gain	$2,366,927
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $26,256)	$581,228
Securities sold short	(138,335)
Financial futures contracts	(643,768)
Swap contracts	(2,674,264)
Foreign currency and forward foreign currency exchange contracts	2,546,554
Non-deliverable bond forward contracts	451,480
Net change in unrealized appreciation (depreciation)	$122,895

Net realized and unrealized gain	$2,489,822

Net increase in net assets from operations	$10,532,280

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$8,042,458	$13,568,828
Net realized gain (loss) from investment transactions, written options, securities sold short, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	2,366,927	(14,341,188)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	122,895	35,478,713
Net increase in net assets from operations	$10,532,280	$34,706,353
Distributions to shareholders —
From net investment income
Class A	$(3,677,908)	$(849,898)
Class C	(1,380,947)	(368,280)
Class I	(8,347,146)	(1,537,786)
Tax return of capital
Class A	—	(7,083,262)
Class C	—	(2,681,279)
Class I	—	(13,732,063)
Total distributions to shareholders	$(13,406,001)	$(26,252,568)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,222,786	$29,255,717
Class C	5,977,822	8,081,042
Class I	88,686,061	84,455,314
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,455,295	7,392,303
Class C	1,254,113	2,715,027
Class I	7,085,077	13,082,550
Cost of shares redeemed
Class A	(32,144,560)	(23,878,097)
Class C	(5,693,722)	(11,995,599)
Class I	(33,340,822)	(52,936,208)
Net increase in net assets from Fund share transactions	$55,502,050	$56,172,049

Net increase in net assets	$52,628,329	$64,625,834

Net Assets
At beginning of period	$285,152,092	$220,526,258
At end of period	$337,780,421	$285,152,092

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,363,543)	$—

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.400		$6.150	$8.220	$8.950	$9.970	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.346	$0.392	$0.442	$0.469	$0.504
Net realized and unrealized gain (loss)	0.022		0.573	(1.772)	(0.482)	(0.799)	0.190

Total income (loss) from operations	$0.189		$0.919	$(1.380)	$(0.040)	$(0.330)	$0.694

Less Distributions
From net investment income	$(0.279)		$(0.078)	$—	$(0.051)	$(0.109)	$(0.410)
From net realized gain	—		—	—	—	—	(0.050)
Tax return of capital	—		(0.591)	(0.690)	(0.639)	(0.581)	(0.284)

Total distributions	$(0.279)		$(0.669)	$(0.690)	$(0.690)	$(0.690)	$(0.744)

Net asset value — End of period	$6.310		$6.400	$6.150	$8.220	$8.950	$9.970

Total Return(2)(3)	3.18	%(4)	15.94%	(17.38)%	(0.39)%	(3.51)%	7.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,525		$86,313	$70,943	$119,340	$200,340	$261,862
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	1.27	%(8)	1.30%	1.32%	1.31%	1.39%	1.40%
Net investment income	5.50	%(8)	5.56%	5.52%	5.17%	4.84%	5.13%
Portfolio Turnover of the Portfolio	16	%(4)	73%	47%	97%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.08%, 0.11%, 0.06%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06%, 0.14% and 0.15% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.470		$6.190	$8.240	$8.960	$9.980	$10.030

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.305	$0.344	$0.382	$0.400	$0.435
Net realized and unrealized gain (loss)	0.013		0.579	(1.775)	(0.483)	(0.799)	0.191

Total income (loss) from operations	$0.160		$0.884	$(1.431)	$(0.101)	$(0.399)	$0.626

Less Distributions
From net investment income	$(0.260)		$(0.070)	$—	$(0.046)	$(0.099)	$(0.370)
From net realized gain	—		—	—	—	—	(0.050)
Tax return of capital	—		(0.534)	(0.619)	(0.573)	(0.522)	(0.256)

Total distributions	$(0.260)		$(0.604)	$(0.619)	$(0.619)	$(0.621)	$(0.676)

Net asset value — End of period	$6.370		$6.470	$6.190	$8.240	$8.960	$9.980

Total Return(2)(3)	2.67	%(4)	15.13%	(17.91)%	(1.09)%	(4.20)%	6.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,422		$34,379	$34,362	$60,083	$87,604	$101,085
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	1.97	%(8)	2.00%	2.02%	2.01%	2.09%	2.10%
Net investment income	4.80	%(8)	4.87%	4.82%	4.47%	4.13%	4.43%
Portfolio Turnover of the Portfolio	16	%(4)	73%	47%	97%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.08%, 0.11%, 0.06%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06%, 0.14% and 0.15% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.400		$6.160	$8.240	$8.990	$10.010	$10.060

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.364	$0.414	$0.467	$0.497	$0.535
Net realized and unrealized gain (loss)	0.021		0.576	(1.771)	(0.494)	(0.795)	0.191

Total income (loss) from operations	$0.198		$0.940	$(1.357)	$(0.027)	$(0.298)	$0.726

Less Distributions
From net investment income	$(0.288)		$(0.082)	$—	$(0.054)	$(0.114)	$(0.429)
From net realized gain	—		—	—	—	—	(0.050)
Tax return of capital	—		(0.618)	(0.723)	(0.669)	(0.608)	(0.297)

Total distributions	$(0.288)		$(0.700)	$(0.723)	$(0.723)	$(0.722)	$(0.776)

Net asset value — End of period	$6.310		$6.400	$6.160	$8.240	$8.990	$10.010

Total Return(2)(3)	3.33	%(4)	16.32%	(17.08)%	(0.24)%	(3.17)%	7.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$225,833		$164,460	$115,221	$169,911	$231,496	$243,728
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	0.97	%(8)	1.00%	1.02%	1.01%	1.09%	1.10%
Net investment income	5.80	%(8)	5.84%	5.81%	5.46%	5.13%	5.43%
Portfolio Turnover of the Portfolio	16	%(4)	73%	47%	97%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.08%, 0.11%, 0.06%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06%, 0.14% and 0.15% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains.

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2017, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $22,008,556 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $6,130,257 are short-term and $15,878,299 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2017, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.25%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM was allocated $44,494 of the Fund’s operating expenses for the six months ended April 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $2,972 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $38,098 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $121,437 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $122,183 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $40,728 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $5,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $52,784,453 and $21,080,177, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	3,310,474	4,650,112
Issued to shareholders electing to receive payments of distributions in Fund shares	566,054	1,196,666
Redemptions	(5,232,829)	(3,896,387)

Net increase (decrease)	(1,356,301)	1,950,391

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	957,186	1,265,919
Issued to shareholders electing to receive payments of distributions in Fund shares	203,018	436,211
Redemptions	(919,785)	(1,940,265)

Net increase (decrease)	240,419	(238,135)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	14,388,653	13,511,415
Issued to shareholders electing to receive payments of distributions in Fund shares	1,156,417	2,118,689
Redemptions	(5,441,171)	(8,630,247)

Net increase	10,103,899	6,999,857

13

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 75.9%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.7%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$263,465
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	646,387
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,566,691

Total Albania			$2,476,543

Argentina — 2.7%
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	$2,387,436
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	2,210,282
Republic of Argentina, 15.50%, 10/17/26	ARS	78,634	5,621,829

Total Argentina			$10,219,547

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$2,995,980
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	613,860

Total Barbados			$3,609,840

Bosnia and Herzegovina — 1.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	227	$115,586
Republic of Srpska, 1.50%, 10/30/23	BAM	619	317,362
Republic of Srpska, 1.50%, 12/15/23	BAM	34	16,829
Republic of Srpska, 1.50%, 5/31/25	BAM	5,006	2,453,411
Republic of Srpska, 1.50%, 6/9/25	BAM	480	232,711
Republic of Srpska, 1.50%, 12/24/25	BAM	523	250,430
Republic of Srpska, 1.50%, 9/25/26	BAM	361	171,081
Republic of Srpska, 1.50%, 9/26/27	BAM	109	50,611

Total Bosnia and Herzegovina			$3,608,021

Brazil — 0.4%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,623,379

Total Brazil			$1,623,379

Colombia — 1.0%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,319,719
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,470,565

Total Colombia			$3,790,284

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	62,660	$92,951

Total Costa Rica			$92,951

Security		Principal Amount (000’s omitted)	Value

Croatia — 1.7%
Croatia, 6.75%, 11/5/19(1)	USD	6,000	$6,541,920

Total Croatia			$6,541,920

Dominican Republic — 6.7%
Dominican Republic, 9.04%, 1/23/18(1)	USD	223	$230,565
Dominican Republic, 9.04%, 1/23/18(2)	USD	743	768,873
Dominican Republic, 10.375%, 3/4/22(1)	DOP	7,600	162,541
Dominican Republic, 10.40%, 5/10/19(1)	DOP	277,100	5,925,682
Dominican Republic, 13.50%, 8/4/17(1)	DOP	4,800	102,279
Dominican Republic, 14.00%, 6/8/18(1)	DOP	13,400	295,529
Dominican Republic, 15.00%, 4/5/19(1)	DOP	406,300	9,368,830
Dominican Republic, 15.95%, 6/4/21(1)	DOP	322,600	8,175,666
Dominican Republic, 16.00%, 7/10/20(1)	DOP	9,900	242,557
Dominican Republic, 16.95%, 2/4/22(1)	DOP	3,600	93,678

Total Dominican Republic			$25,366,200

Ecuador — 1.6%
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	$6,036,125

Total Ecuador			$6,036,125

El Salvador — 1.5%
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	4,680	$4,720,950
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	985	997,313

Total El Salvador			$5,718,263

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,583,935

Total Fiji			$2,583,935

Georgia — 3.4%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$85,189
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	1,913	788,242
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	56,647
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,295,820
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	41,180
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	6,396,971
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,537,570
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,624,736

Total Georgia			$12,826,355

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Greece — 1.0%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	3,365	$3,570,502

Total Greece			$3,570,502

Indonesia — 10.4%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,346,978
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,963,862
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	374,028
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	919,226
Indonesia Government Bond, 8.25%, 5/15/36	IDR	76,926,000	6,084,420
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,497,556
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,152,521
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,488,358
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,587,198
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,382,818
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	501,583
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,943,286
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	765,384
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,023,872

Total Indonesia			$39,031,090

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,686,200

Total Kenya			$1,686,200

Lebanon — 0.8%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	1,661	$1,692,143
Lebanese Republic, 5.15%, 11/12/18(1)	USD	1,048	1,065,789
Lebanese Republic, 5.45%, 11/28/19(1)	USD	175	178,852

Total Lebanon			$2,936,784

Macedonia — 1.4%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,436,119

Total Macedonia			$5,436,119

Mexico — 2.1%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,998,170
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,268,040
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,100,906
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,459,693

Total Mexico			$7,826,809

Security		Principal Amount (000’s omitted)	Value

Nigeria — 0.2%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$920,328

Total Nigeria			$920,328

Peru — 5.5%
Peru Government Bond, 5.20%, 9/12/23	PEN	66,214	$20,653,379

Total Peru			$20,653,379

Russia — 7.7%
Russia Government Bond, 6.40%, 5/27/20	RUB	925,671	$15,707,322
Russia Government Bond, 7.60%, 4/14/21	RUB	233,826	4,102,211
Russia Government Bond, 7.75%, 9/16/26	RUB	340,632	6,076,229
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,244,225

Total Russia			$29,129,987

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,673,446

Total Rwanda			$1,673,446

Serbia — 8.1%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,119,271
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,812,292
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,907,300	16,962,367
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	904,986
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,596,224

Total Serbia			$30,395,140

South Africa — 1.8%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,687,662

Total South Africa			$6,687,662

Sri Lanka — 7.5%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,393,823
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	331,324
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,028,311
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,026,243
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	173,831
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,771,820
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	822,000	5,209,922
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	195,340	1,237,793
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	236,952
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,728,185
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	326,198

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	54,000	$342,366
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	188,000	1,217,431
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	133,869
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	850,240	5,302,671

Total Sri Lanka			$28,460,739

Suriname — 1.8%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	6,808	$6,910,120

Total Suriname			$6,910,120

Tanzania — 1.1%
United Republic of Tanzania, 7.421%, 3/9/20(1)(5)	USD	4,057	$4,300,061

Total Tanzania			$4,300,061

Thailand — 2.5%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	353,072	$9,569,013

Total Thailand			$9,569,013

Zambia — 0.7%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	$2,796,856

Total Zambia			$2,796,856

Total Foreign Government Bonds (identified cost $295,384,317)			$286,477,598

Foreign Corporate Bonds — 2.3%

Security		Principal Amount (000’s omitted)	Value

Argentina — 1.4%
Banco Hipotecario SA, 21.354%, 1/12/20(1)(5)	ARS	41,123	$2,687,459
YPF SA, 23.083%, 7/7/20(1)(5)	USD	2,550	2,756,696

Total Argentina			$5,444,155

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$398,320

Total Azerbaijan			$398,320

Security		Principal Amount (000’s omitted)	Value

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$241,806

Total Colombia			$241,806

Georgia — 0.4%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,329,550

Total Georgia			$1,329,550

Mexico — 0.3%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$308,576
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	499,166
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	298,898

Total Mexico			$1,106,640

Total Foreign Corporate Bonds (identified cost $9,494,019)			$8,520,471

Sovereign Loans — 0.8%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.6%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,371,710

Total Ethiopia			$2,371,710

Kenya — 0.2%
Government of Kenya, Term Loan, 6.41%, Maturing March 9, 2019(8)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $2,969,094)			$3,101,710

Short-Term Investments — 17.2%

Foreign Government Securities — 5.7%

Security		Principal Amount (000’s omitted)	Value

Egypt — 2.7%
Egypt Treasury Bill, 0.00%, 5/9/17	EGP	25,700	$1,421,422
Egypt Treasury Bill, 0.00%, 5/16/17	EGP	30,475	1,679,210

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)
Egypt Treasury Bill, 0.00%, 7/11/17	EGP	24,900	$1,334,924
Egypt Treasury Bill, 0.00%, 7/18/17	EGP	24,350	1,300,723
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	40,150	2,133,215
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	11,450	606,182
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	34,725	1,764,578

Total Egypt			$10,240,254

El Salvador — 1.5%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,715	$5,620,575

Total El Salvador			$5,620,575

Georgia — 0.6%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	426	$173,223
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	3,825	1,543,219
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,180	457,690

Total Georgia			$2,174,132

Kazakhstan — 0.9%
National Bank of Kazakhstan Note, 0.00%, 6/30/17	KZT	187,911	$586,944
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	820,200	2,501,566
National Bank of Kazakhstan Note, 0.00%, 10/6/17	KZT	173,034	526,810

Total Kazakhstan			$3,615,320

Total Foreign Government Securities (identified cost $21,644,899)			$21,650,281

U.S. Treasury Obligations — 4.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/18/17(10)		$7,000	$6,997,795
U.S. Treasury Bill, 0.00%, 5/25/17(10)		8,300	8,296,348

Total U.S. Treasury Obligations (identified cost $15,295,055)			$15,294,143

Other — 7.4%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(11)	27,811,528	$27,819,871

Total Other (identified cost $27,817,689)		$27,819,871

Total Short-Term Investments (identified cost $64,757,643)		$64,764,295

Total Investments — 96.2% (identified cost $372,605,073)		$362,864,074

Other Assets, Less Liabilities — 3.8%		$14,330,957

Net Assets — 100.0%		$377,195,031

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $91,520,789 or 24.3% of the Portfolio’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $16,924,645 or 4.5% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2017.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	2,388,453	USD	636,952	Bank of America, N.A.	5/2/17	$35,482	$—
TRY	21,800,000	USD	5,639,341	UBS AG	5/2/17	498,133	—
USD	6,788,122	TRY	24,188,453	Goldman Sachs International	5/2/17	—	(21,787)
RUB	11,124,000	USD	195,329	Bank of America, N.A.	5/3/17	73	—
RUB	4,923,000	USD	86,444	Bank of America, N.A.	5/3/17	32	—
RUB	9,752,826	USD	172,956	BNP Paribas	5/3/17	—	(1,640)
RUB	7,581,000	USD	133,093	Goldman Sachs International	5/3/17	73	—
RUB	3,355,174	USD	58,904	Goldman Sachs International	5/3/17	32	—
RUB	40,790,000	USD	716,242	HSBC Bank USA, N.A.	5/3/17	267	—
RUB	18,053,000	USD	316,997	HSBC Bank USA, N.A.	5/3/17	118	—
RUB	18,140,000	USD	323,178	HSBC Bank USA, N.A.	5/3/17	—	(4,534)
RUB	40,986,000	USD	730,198	HSBC Bank USA, N.A.	5/3/17	—	(10,245)
RUB	18,567,000	USD	331,969	Societe Generale	5/3/17	—	(5,824)
RUB	41,951,000	USD	750,063	Societe Generale	5/3/17	—	(13,159)
USD	1,453,034	RUB	82,482,000	Bank of America, N.A.	5/3/17	4,170	—
USD	8,369	RUB	510,000	Bank of America, N.A.	5/3/17	—	(589)
USD	1,186,140	RUB	72,281,000	Bank of America, N.A.	5/3/17	—	(83,535)
USD	1,056,946	RUB	59,950,000	Citibank, N.A.	5/3/17	3,876	—
USD	3,334,471	ZAR	44,184,000	Citibank, N.A.	5/3/17	28,213	—
USD	318,765	ZAR	4,223,849	Citibank, N.A.	5/3/17	2,697	—
USD	963,336	ZAR	12,627,000	JPMorgan Chase Bank, N.A.	5/3/17	18,467	—
ZAR	56,811,000	USD	4,161,486	HSBC Bank USA, N.A.	5/3/17	89,641	—
ZAR	4,223,849	USD	322,245	JPMorgan Chase Bank, N.A.	5/3/17	—	(6,177)
PLN	15,423,293	EUR	3,616,233	HSBC Bank USA, N.A.	5/8/17	35,543	—
TRY	28,436,000	USD	7,479,221	BNP Paribas	5/8/17	512,848	—
USD	13,161,696	EUR	12,144,531	Standard Chartered Bank	5/8/17	—	(70,547)
COP	20,436,000,000	USD	6,788,241	The Bank of Nova Scotia	5/10/17	148,151	—
RUB	415,692,000	USD	7,014,715	Bank of America, N.A.	5/10/17	276,290	—
RUB	292,000,000	USD	4,857,155	Bank of America, N.A.	5/10/17	264,362	—
TRY	25,316,000	USD	6,676,336	HSBC Bank USA, N.A.	5/10/17	434,778	—
TRY	2,280,000	USD	634,570	HSBC Bank USA, N.A.	5/10/17	5,869	—
USD	4,831,842	RUB	273,260,000	Credit Suisse International	5/10/17	39,015	—
USD	619,549	EUR	579,955	Standard Chartered Bank	5/15/17	—	(12,561)
USD	2,014,626	EUR	1,885,877	Standard Chartered Bank	5/15/17	—	(40,846)
EUR	2,790,201	USD	3,010,487	Goldman Sachs International	5/16/17	30,779	—
USD	2,978,743	EUR	2,790,201	Goldman Sachs International	5/16/17	—	(62,523)
RON	7,082,000	EUR	1,564,772	BNP Paribas	5/17/17	—	(5,722)
RSD	62,829,000	USD	548,581	Deutsche Bank AG	5/17/17	7,132	—
MXN	311,683,772	USD	16,527,566	Goldman Sachs International	5/19/17	—	(16,520)
USD	2,063,023	MXN	38,582,098	Citibank, N.A.	5/19/17	19,186	—
EGP	29,253,000	USD	1,717,733	Citibank, N.A.	5/22/17	—	(103,992)
CZK	82,628,500	EUR	3,072,034	JPMorgan Chase Bank, N.A.	5/24/17	6,627	—
COP	44,760,140,000	USD	15,244,241	Standard Chartered Bank	5/25/17	—	(83,804)
COP	30,800,000,000	USD	10,458,404	UBS AG	5/25/17	—	(26,322)
USD	1,364,776	EUR	1,293,136	Deutsche Bank AG	5/25/17	—	(45,322)
USD	5,048,794	EUR	4,760,655	Goldman Sachs International	5/26/17	—	(142,701)

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	53,082,000	EUR	1,973,675	Societe Generale	5/30/17	$4,248	$—
CZK	2,910,000	EUR	108,291	Goldman Sachs International	5/31/17	133	—
RON	40,432,499	EUR	8,927,664	BNP Paribas	5/31/17	—	(29,685)
RON	5,100,000	EUR	1,119,026	Deutsche Bank AG	5/31/17	3,973	—
RON	26,560,000	EUR	5,866,761	JPMorgan Chase Bank, N.A.	5/31/17	—	(21,902)
BRL	112,816,770	USD	36,051,759	Standard Chartered Bank	6/1/17	—	(765,219)
USD	11,225,301	EUR	10,599,306	Standard Chartered Bank	6/2/17	—	(337,098)
CZK	5,349,000	EUR	198,663	JPMorgan Chase Bank, N.A.	6/5/17	685	—
USD	5,596,735	PEN	18,650,000	Citibank, N.A.	6/6/17	—	(129,393)
USD	5,740,894	PEN	18,798,558	State Street Bank and Trust Company	6/6/17	—	(30,846)
KES	16,731,000	USD	157,246	Citibank, N.A.	6/7/17	3,962	—
KES	17,418,000	USD	163,934	Citibank, N.A.	6/7/17	3,894	—
EUR	25,756,818	USD	27,770,486	Goldman Sachs International	6/9/17	336,920	—
EUR	8,700,000	USD	9,490,125	Goldman Sachs International	6/9/17	3,844	—
USD	2,553,124	RUB	149,595,211	Citibank, N.A.	6/9/17	—	(53,608)
USD	3,382,196	RUB	199,810,000	Deutsche Bank AG	6/9/17	—	(99,541)
USD	743,680	RUB	41,951,000	Societe Generale	6/9/17	12,674	—
USD	329,144	RUB	18,567,000	Societe Generale	6/9/17	5,609	—
UGX	4,407,970,000	USD	1,144,630	Barclays Bank PLC	6/12/17	44,660	—
UGX	8,982,310,000	USD	2,355,707	Citibank, N.A.	6/15/17	65,082	—
KES	94,372,000	USD	869,788	Citibank, N.A.	6/19/17	37,417	—
DOP	492,000,000	USD	10,254,273	Citibank, N.A.	6/21/17	86,436	—
PHP	741,074,000	USD	14,863,097	Deutsche Bank AG	6/22/17	—	(154,818)
PLN	63,079,555	USD	15,857,131	BNP Paribas	6/26/17	396,042	—
USD	721,356	RUB	40,986,000	HSBC Bank USA, N.A.	6/26/17	10,097	—
USD	319,265	RUB	18,140,000	HSBC Bank USA, N.A.	6/26/17	4,469	—
USD	313,099	RUB	18,053,000	HSBC Bank USA, N.A.	6/26/17	—	(187)
USD	707,435	RUB	40,790,000	HSBC Bank USA, N.A.	6/26/17	—	(422)
CZK	7,910,000	EUR	294,600	JPMorgan Chase Bank, N.A.	6/30/17	353	—
CZK	21,240,000	EUR	791,061	Societe Generale	6/30/17	947	—
TRY	24,188,453	USD	6,675,844	Goldman Sachs International	6/30/17	20,378	—
USD	3,537,528	EUR	3,246,600	JPMorgan Chase Bank, N.A.	6/30/17	—	(9,475)
KES	94,372,000	USD	867,390	Citibank, N.A.	7/3/17	37,380	—
USD	58,087	RUB	3,355,174	Goldman Sachs International	7/3/17	—	(39)
USD	131,248	RUB	7,581,000	Goldman Sachs International	7/3/17	—	(89)
USD	5,289,889	RUB	307,561,000	Deutsche Bank AG	7/5/17	—	(36,240)
USD	756,102	RUB	43,294,420	Goldman Sachs International	7/5/17	6,360	—
UGX	9,034,100,000	USD	2,355,698	Citibank, N.A.	7/6/17	60,236	—
UGX	3,428,449,000	USD	892,825	Barclays Bank PLC	7/11/17	22,273	—
IDR	7,624,077,000	USD	565,626	Australia and New Zealand Banking Group Limited	7/17/17	1,936	—
IDR	170,912,661,000	USD	12,525,662	BNP Paribas	7/17/17	197,650	—
IDR	71,722,000,000	USD	5,315,497	UBS AG	7/17/17	23,729	—
USD	4,058,544	IDR	55,561,464,000	Standard Chartered Bank	7/17/17	—	(77,638)
MXN	311,683,772	USD	16,349,766	Standard Chartered Bank	7/21/17	—	(5,766)
USD	8,480,658	PEN	27,842,000	Standard Chartered Bank	7/21/17	—	(34,870)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	84,806	RUB	4,923,000	Bank of America, N.A.	7/28/17	$—	$(46)
USD	191,628	RUB	11,124,000	Bank of America, N.A.	7/28/17	—	(105)
KES	94,446,000	USD	861,734	Citibank, N.A.	8/1/17	39,223	—
ZAR	4,223,849	USD	313,890	Citibank, N.A.	8/2/17	—	(2,660)
ZAR	44,184,000	USD	3,283,477	Citibank, N.A.	8/2/17	—	(27,827)
KZT	1,120,000,000	USD	3,328,380	Deutsche Bank AG	8/3/17	165,614	—
EGP	122,947,000	USD	6,977,696	Citibank, N.A.	8/21/17	—	(304,167)
UGX	9,757,170,000	USD	2,588,109	Citibank, N.A.	9/11/17	—	(43,523)
CZK	105,655,000	EUR	3,937,062	JPMorgan Chase Bank, N.A.	9/22/17	4,952	—
CZK	82,628,500	EUR	3,076,037	JPMorgan Chase Bank, N.A.	9/25/17	7,162	—
CZK	125,521,000	EUR	4,671,708	JPMorgan Chase Bank, N.A.	9/27/17	12,108	—
CZK	53,082,000	EUR	1,975,512	Societe Generale	9/29/17	5,263	—
UGX	5,996,500,000	USD	1,582,190	Barclays Bank PLC	10/11/17	—	(35,435)
ARS	127,700,000	USD	7,556,213	UBS AG	10/24/17	57,490	—
USD	2,536,732	THB	87,494,438	Deutsche Bank AG	3/26/18	7,214	—
USD	1,278,823	THB	44,026,676	Deutsche Bank AG	3/26/18	5,984	—
USD	1,273,526	THB	44,220,000	Deutsche Bank AG	3/26/18	—	(4,902)
USD	1,705,199	THB	58,658,840	JPMorgan Chase Bank, N.A.	3/26/18	9,335	—
USD	2,030,854	THB	69,962,908	JPMorgan Chase Bank, N.A.	3/26/18	8,183	—
USD	847,438	THB	29,440,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(3,691)

						$4,175,769	$(2,967,542)

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/19/17	COP	27,783,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$9,323,911	$71,066
5/19/17	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,980,997	84,246
5/19/17	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,270,297	106,247
5/19/17	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	6,373,973	190,840

						$452,399

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	206	Short	Jun-17	$(19,630,054)	$(19,875,781)	$(245,727)
U.S. 10-Year Deliverable Interest Rate Swap	133	Short	Jun-17	(12,054,164)	(12,325,359)	(271,195)

						$(516,922)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	15,272		Pays	Brazil CETIP Interbank Deposit Rate	9.31%		1/2/19	$(4,968)
CME Group, Inc.	BRL	7,647		Pays	Brazil CETIP Interbank Deposit Rate	9.33		1/2/19	(1,917)
CME Group, Inc.	BRL	7,687		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(917)
CME Group, Inc.	BRL	15,269		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(1,821)
CME Group, Inc.	BRL	22,974		Pays	Brazil CETIP Interbank Deposit Rate	9.38		1/2/19	(192)
CME Group, Inc.	BRL	26,985		Pays	Brazil CETIP Interbank Deposit Rate	9.39		1/2/19	3,093
CME Group, Inc.	MXN	135,000		Pays	Mexico Interbank TIIE 28 Day	7.16		4/21/20	(12,355)
CME Group, Inc.	MXN	67,771		Pays	Mexico Interbank TIIE 28 Day	6.08		6/27/24	(265,344)
CME Group, Inc.	MXN	130,000		Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	(580,240)
LCH.Clearnet(1)	EUR	2,478		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(5,660)
LCH.Clearnet(1)	EUR	20,440		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/22	(98,662)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	1
LCH.Clearnet	PLN	16,000		Pays	6-month PLN WIBOR	3.44		5/9/19	222,644
LCH.Clearnet	PLN	21,430		Pays	6-month PLN WIBOR	3.25		6/5/19	263,634
LCH.Clearnet	PLN	6,426		Pays	6-month PLN WIBOR	1.72		2/27/20	(17,035)
LCH.Clearnet	PLN	4,106		Pays	6-month PLN WIBOR	1.78		2/27/20	(9,260)
LCH.Clearnet	PLN	2,300		Pays	6-month PLN WIBOR	5.36		7/30/20	79,414
LCH.Clearnet	PLN	4,400		Pays	6-month PLN WIBOR	2.19		10/28/21	3,751
LCH.Clearnet	PLN	11,400		Pays	6-month PLN WIBOR	2.44		10/28/24	(9,873)
LCH.Clearnet(1)	USD	8,730		Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/21/19	(34,856)
LCH.Clearnet	ZAR	72,130		Pays	3-month ZAR JIBAR	8.38		3/18/21	190,200
LCH.Clearnet	ZAR	68,770		Pays	3-month ZAR JIBAR	8.79		3/18/26	298,783
LCH.Clearnet	ZAR	54,320		Pays	3-month ZAR JIBAR	8.12		10/6/26	47,860

									$66,280

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$1,149,411
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	(33,514)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	108,605
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	369,595
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	254,252
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate	2.03	4/24/22	(74,993)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(4,935)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	380,396
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	123,670
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	181,516
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	117,941
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	116,179
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	164,725
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	27,508
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	4,755
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	5,372
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	56,486
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	103,136
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	27,064
Goldman Sachs International	COP	220,000,000	Pays	Colombia Overnight Interbank Reference Rate	5.13	4/24/19	123,741
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	22,922
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	479,605
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	1,115,678
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	3,837
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	156,419
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	17,605
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	14,906
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	29,851
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	27,629
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	173,009
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	1,840,143
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	36,458
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	160,303
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	341,619
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	10,461
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	7,996
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(59,602)

							$7,579,749

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Market CDX Emerging Markets Index Series 26	ICE Clear Credit	$100	1.00	%(1)	12/20/21	1.81%	$(3,360)	$6,009	$2,649

Total		$100					$(3,360)	$6,009	$2,649

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$(328)	$(2,412)	$(2,740)
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	60	(1,800)	(1,740)

Total						$(268)	$(4,212)	$(4,480)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bahamas	Deutsche Bank AG	$1,600	1.00	%(1)	6/20/22	2.83%	$(130,480)	$147,817	$17,337
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.22	11,158	6,629	17,787
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.22	13,047	3,043	16,090
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.22	3,948	1,223	5,171
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.22	2,918	806	3,724
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.22	1,931	890	2,821
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.22	1,850	795	2,645
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.22	4,893	1,977	6,870
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.22	3,219	1,537	4,756
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.22	5,579	3,591	9,170
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.22	8,583	5,100	13,683
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.22	3,476	2,294	5,770
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.22	2,189	1,372	3,561
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.22	21,458	5,939	27,397
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.22	1,717	608	2,325
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.29	36,968	19,354	56,322
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	0.98	11,870	150,916	162,786
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	0.98	5,009	62,853	67,862

Total		$38,868					$9,333	$416,744	$426,077

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation

Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$12,250	$(75,762)	$(63,512)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(10,744)	3,403	(7,341)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(11,608)	3,976	(7,632)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	(656)	(3,670)	(4,326)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	9,130	(10,864)	(1,734)
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	6,185	(8,073)	(1,888)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	(656)	(4,243)	(4,899)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	60	(1,153)	(1,093)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	6,656	(7,891)	(1,235)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	8,836	(11,103)	(2,267)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	60	(1,265)	(1,205)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	60	(1,539)	(1,479)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	9,130	(11,551)	(2,421)
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	9,307	(12,374)	(3,067)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	9,896	(16,170)	(6,274)
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	3,816	(9,638)	(5,822)
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	7,187	(8,879)	(1,692)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	9,602	(12,102)	(2,500)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	9,661	(12,374)	(2,713)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	(219)	(1,677)	(1,896)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	(219)	(2,012)	(2,231)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	60	(1,243)	(1,183)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	60	(1,287)	(1,227)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	60	(1,779)	(1,719)

Total						$77,914	$(209,270)	$(131,356)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $38,968,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(4,000,464)
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	7/28/23	(676,153)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 plus TRY 43,482,000	7/29/23	(1,827,085)

				$(6,503,702)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	–	Albanian Lek
ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
IDR	–	Indonesian Rupiah
KES	–	Kenyan Shilling
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $344,787,384)	$335,044,203
Affiliated investment, at value (identified cost, $27,817,689)	27,819,871
Cash	3,755,320
Restricted cash*	5,182,052
Foreign currency, at value (identified cost, $2,483,267)	2,505,251
Interest receivable	6,313,185
Dividends receivable from affiliated investment	25,884
Receivable for variation margin on open centrally cleared swap contracts	102,269
Receivable for open forward foreign currency exchange contracts	4,175,769
Receivable for open swap contracts	8,178,870
Premium paid on open non-centrally cleared swap contracts	216,649
Receivable for open non-deliverable bond forward contracts	452,399
Tax reclaims receivable	2,501
Total assets	$393,774,223

Liabilities
Cash collateral due to brokers	$2,929,089
Payable for investments purchased	2,554,498
Payable for variation margin on open financial futures contracts	48,225
Payable for open forward foreign currency exchange contracts	2,967,542
Payable for open swap contracts	6,808,102
Premium received on open non-centrally cleared swap contracts	424,123
Payable to affiliates:
Investment adviser fee	198,372
Trustees’ fees	1,636
Accrued foreign capital gains taxes	419,171
Accrued expenses	228,434
Total liabilities	$16,579,192
Net Assets applicable to investors’ interest in Portfolio	$377,195,031

Sources of Net Assets
Investors’ capital	$384,687,670
Net unrealized depreciation	(7,492,639)
Total	$377,195,031

*	Represents restricted cash on deposit at the brokers for open derivative contracts.

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $332,237)	$11,271,378
Dividends from affiliated investment	109,726
Total investment income	$11,381,104

Expenses
Investment adviser fee	$1,093,258
Trustees’ fees and expenses	9,828
Custodian fee	183,707
Legal and accounting services	65,460
Interest expense and fees	24,086
Interest expense on securities sold short	2,428
Miscellaneous	16,588
Total expenses	$1,395,355

Net investment income	$9,985,749

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $225,415)	$(56,515)
Investment transactions — affiliated investment	8,506
Securities sold short	(206,587)
Financial futures contracts	1,325,225
Swap contracts	887,971
Foreign currency and forward foreign currency exchange contract transactions	592,414
Non-deliverable bond forward contracts	168,539
Net realized gain	$2,719,553
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $20,452)	$142,457
Investments — affiliated investment	(6,130)
Securities sold short	(168,982)
Financial futures contracts	(724,844)
Swap contracts	(3,510,183)
Foreign currency and forward foreign currency exchange contracts	2,894,044
Non-deliverable bond forward contracts	379,790
Net change in unrealized appreciation (depreciation)	$(993,848)

Net realized and unrealized gain	$1,725,705

Net increase in net assets from operations	$11,711,454

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$9,985,749	$17,998,084
Net realized gain (loss) from investment transactions, written options, securities sold short, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	2,719,553	(18,181,978)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(993,848)	45,090,188
Net increase in net assets from operations	$11,711,454	$44,906,294
Capital transactions —
Contributions	$53,445,563	$72,011,608
Withdrawals	(36,266,361)	(48,665,725)
Net increase in net assets from capital transactions	$17,179,202	$23,345,883

Net increase in net assets	$28,890,656	$68,252,177

Net Assets
At beginning of period	$348,304,375	$280,052,198
At end of period	$377,195,031	$348,304,375

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.83	%(3)	0.91%	0.95%	0.92%		0.97%	0.97%
Net investment income	5.94	%(3)	5.94%	5.88%	5.53%		5.25%	5.53%
Portfolio Turnover	16	%(4)	73%	47%	97%		27%	24%

Total Return	3.41	%(4)	16.39%	(17.07)%	0.00	%(5)	(3.10)%	7.78%

Net assets, end of period (000’s omitted)	$377,195		$348,304	$280,052	$423,532		$564,863	$775,093

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06%, 0.14% and 0.15% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)	Amount is less than 0.005%.

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 86.9%, 8.9%, 2.2% and 2.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

30

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike

31

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of

32

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

S  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $1,093,258 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

33

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $80,532,186 and $42,667,126, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$375,065,774

Gross unrealized appreciation	$10,018,919
Gross unrealized depreciation	(22,220,619)

Net unrealized depreciation	$(12,201,700)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $9,798,870. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,991,995 at April 30, 2017.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio

34

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$2,649	$—	$1,109,380	$1,112,029
Receivable for open forward foreign currency exchange contracts	—	4,175,769	—	4,175,769
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	241,829	—	7,752,793	7,994,622
Receivable for open non-deliverable bond forward contracts	—	—	452,399	452,399

Total Asset Derivatives	$244,478	$4,175,769	$9,314,572	$13,734,819

Derivatives not subject to master netting or similar agreements	$2,649	$—	$1,109,380	1,112,029

Total Asset Derivatives subject to master netting or similar agreements	$241,829	$4,175,769	$8,205,192	$12,622,790

Net unrealized depreciation*	$(4,480)	$—	$(1,560,022)	$(1,564,502)
Payable for open forward foreign currency exchange contracts	—	(2,967,542)	—	(2,967,542)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(154,582)	—	(6,676,746)	(6,831,328)

Total Liability Derivatives	$(159,062)	$(2,967,542)	$(8,236,768)	$(11,363,372)

Derivatives not subject to master netting or similar agreements	$(4,480)	$—	$(1,560,022)	$(1,564,502)

Total Liability Derivatives subject to master netting or similar agreements	$(154,582)	$(2,967,542)	$(6,676,746)	$(9,798,870)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

35

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$1,936	$—	$—	$—	$1,936
Bank of America, N.A.	2,291,374	(118,445)	—	(2,138,000)	34,929
Barclays Bank PLC	352,388	(36,091)	—	(260,000)	56,297
BNP Paribas	1,114,652	(37,047)	(893,050)	—	184,555
Citibank, N.A.	387,602	(387,602)	—	—	—
Credit Suisse International	876,570	(4,935)	(809,583)	—	62,052
Deutsche Bank AG	1,045,412	(1,045,412)	—	—	—
Goldman Sachs International	2,304,367	(2,304,367)	—	—	—
HSBC Bank USA, N.A.	741,038	(15,388)	(514,603)	—	211,047
JPMorgan Chase Bank, N.A.	331,052	(41,683)	—	(230,000)	59,369
Morgan Stanley & Co. International PLC	1,876,601	—	(1,876,601)	—	—
Nomura International PLC	543,554	—	(409,292)	—	134,262
Societe Generale	28,741	(18,983)	—	—	9,758
The Bank of Nova Scotia	148,151	(59,602)	—	—	88,549
UBS AG	579,352	(26,322)	—	—	553,030

	$12,622,790	$(4,095,877)	$(4,503,129)	$(2,628,000)	$1,395,784

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(118,445)	$118,445	$—	$—	$—
Barclays Bank PLC	(36,091)	36,091	—	—	—
BNP Paribas	(37,047)	37,047	—	—	—
Citibank, N.A.	(740,163)	387,602	309,902	—	(42,659)
Credit Suisse International	(4,935)	4,935	—	—	—
Deutsche Bank AG	(4,471,767)	1,045,412	3,426,355	—	—
Goldman Sachs International	(2,769,249)	2,304,367	464,882	—	—
HSBC Bank USA, N.A.	(15,388)	15,388	—	—	—
JPMorgan Chase Bank, N.A.	(41,683)	41,683	—	—	—
Societe Generale	(18,983)	18,983	—	—	—
Standard Chartered Bank	(1,428,349)	—	739,767	—	(688,582)
State Street Bank and Trust Company	(30,846)	—	—	—	(30,846)
The Bank of Nova Scotia	(59,602)	59,602	—	—	—
UBS AG	(26,322)	26,322	—	—	—

	$(9,798,870)	$4,095,877	$4,940,906	$—	$(762,087)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$1,325,225
Swap contracts	201,484	—	686,487
Foreign currency and forward foreign currency exchange contract transactions	—	848,797	—

Non-deliverable bond forward contracts	—	—	168,539

Total	$201,484	$848,797	$2,180,251

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(724,844)
Swap contracts	(185,590)		(3,324,593)
Foreign currency and forward foreign currency exchange contracts	—	2,867,020	—

Non-deliverable bond forward contracts	—	—	379,790

Total	$(185,590)	$2,867,020	$(3,669,647)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$282,000	$24,995,000	$456,621,000	$18,968,000	$307,346,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of April 30, 2017. For the six months ended April 30, 2017, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $63,000 and 0.76%, respectively.

37

Emerging Markets Local Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$286,477,598	$—	$286,477,598
Foreign Corporate Bonds	—	8,520,471	—	8,520,471
Sovereign Loans	—	730,000	2,371,710	3,101,710
Short-Term Investments —
Foreign Government Securities	—	21,650,281	—	21,650,281
U.S. Treasury Obligations	—	15,294,143	—	15,294,143
Other	—	27,819,871	—	27,819,871

Total Investments	$—	$360,492,364	$2,371,710	$362,864,074

Forward Foreign Currency Exchange Contracts	$—	$4,175,769	$—	$4,175,769
Non-deliverable Bond Forward Contracts	—	452,399	—	452,399
Swap Contracts	—	9,104,062	—	9,104,062

Total	$—	$374,224,594	$2,371,710	$376,596,304

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,967,542)	$—	$(2,967,542)
Futures Contracts	(516,922)	—	—	(516,922)
Swap Contracts	—	(7,878,116)	—	(7,878,116)

Total	$(516,922)	$(10,845,658)	$—	$(11,362,580)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

38

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

40

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

41

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio , on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

42

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Emerging Markets Local Income Portfolio

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.17

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	47

Officers and Trustees	51

Important Notices	52

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	3.55%	9.51%	4.73%	4.69%
Class A at NAV	03/17/2008	08/04/1989	3.56	9.52	4.73	4.69
Class A with 2.25% Maximum Sales Charge	—	—	1.20	7.05	4.26	4.45
Class B at NAV	08/04/1989	08/04/1989	3.47	9.24	4.37	4.39
Class B with 3% Maximum Sales Charge	—	—	0.47	6.24	4.37	4.39
Class C at NAV	03/15/2008	08/04/1989	3.30	8.98	4.21	4.22
Class C with 1% Maximum Sales Charge	—	—	2.30	7.98	4.21	4.22
Class I at NAV	03/15/2008	08/04/1989	3.68	9.78	4.99	4.92
S&P/LSTA Leveraged Loan Index	—	—	3.03%	8.06%	4.51%	4.53%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
Gross		1.47%	1.47%	1.82%	1.97%	1.22%
Net		1.03	1.03	1.38	1.53	0.78

% Total Leverage[4]
Borrowings						11.52%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Fund Profile5

Top 10 Issuers (% of total investments)6

Valeant Pharmaceuticals International, Inc.	1.3%

Reynolds Group Holdings, Inc.	1.0

TransDigm, Inc.	1.0

Virgin Media Investment Holdings Limited	1.0

Ineos US Finance LLC	1.0

1011778 B.C. Unlimited Liability Company	1.0

Infor (US), Inc.	1.0

Univision Communications, Inc.	0.9

Calpine Corporation	0.9

Community Health Systems, Inc.	0.8

Total	9.9%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Health Care	10.3%

Electronics/Electrical	9.5

Business Equipment and Services	8.0

Chemicals and Plastics	5.6

Industrial Equipment	4.6

Cable and Satellite Television	4.1

Drugs	4.0

Telecommunications	3.8

Lodging and Casinos	3.8

Financial Intermediaries	3.5

Total	57.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of each class is linked to the performance of Eaton Vance Prime Rate Reserves, which is the predecessor to the operations of the Fund. This linked performance is adjusted for any applicable sales or withdrawal charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Total annual Fund operating expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense on borrowings. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.
[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,035.50	$6.11	1.21%
Class A	$1,000.00	$1,035.60	$6.11	1.21%
Class B	$1,000.00	$1,034.70	$7.87	1.56%
Class C	$1,000.00	$1,033.00	$8.62	1.71%
Class I	$1,000.00	$1,036.80	$4.85	0.96%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,018.80	$6.06	1.21%
Class A	$1,000.00	$1,018.80	$6.06	1.21%
Class B	$1,000.00	$1,017.10	$7.80	1.56%
Class C	$1,000.00	$1,016.30	$8.55	1.71%
Class I	$1,000.00	$1,020.00	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Senior Debt Portfolio, at value (identified cost, $7,359,325,815)	$7,293,512,060
Receivable for Fund shares sold	27,477,439
Total assets	$7,320,989,499

Liabilities
Payable for Fund shares redeemed	$17,321,349
Distributions payable	4,406,096
Payable to affiliates:
Administration fee	587,576
Distribution and service fees	1,110,824
Trustees’ fees	42
Accrued expenses	691,198
Total liabilities	$24,117,085
Net Assets	$7,296,872,414

Sources of Net Assets
Paid-in capital	$7,542,097,763
Accumulated net realized loss from Portfolio	(177,859,678)
Accumulated distributions in excess of net investment income	(1,551,916)
Net unrealized depreciation from Portfolio	(65,813,755)
Total	$7,296,872,414

Advisers Class Shares
Net Assets	$143,838,844
Shares Outstanding	13,206,263
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.89

Class A Shares
Net Assets	$1,723,293,786
Shares Outstanding	158,190,957
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.89
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.14

Class B Shares
Net Assets	$5,996,386
Shares Outstanding	549,326
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.92

Class C Shares
Net Assets	$1,196,303,028
Shares Outstanding	110,025,170
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.87

Class I Shares
Net Assets	$4,227,440,370
Shares Outstanding	388,104,418
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.89

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income allocated from Portfolio	$168,835,485
Dividends allocated from Portfolio	2,166,867
Expenses, excluding interest expense, allocated from Portfolio	(15,877,093)
Interest expense allocated from Portfolio	(8,781,508)
Total investment income from Portfolio	$146,343,751

Expenses
Administration fee	$3,130,619
Distribution and service fees
Advisers Class	175,213
Class A	2,094,365
Class B	20,030
Class C	4,294,411
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	1,875,614
Legal and accounting services	63,047
Printing and postage	133,935
Registration fees	168,699
Miscellaneous	21,702
Total expenses	$12,007,709

Net investment income	$134,336,042

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(17,285,340)
Foreign currency and forward foreign currency exchange contract transactions	6,976,192
Net realized loss	$(10,309,148)
Change in unrealized appreciation (depreciation) —
Investments	$105,741,635
Foreign currency and forward foreign currency exchange contracts	(9,580,397)
Net change in unrealized appreciation (depreciation)	$96,161,238

Net realized and unrealized gain	$85,852,090

Net increase in net assets from operations	$220,188,132

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$134,336,042	$236,858,995
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(10,309,148)	(110,343,736)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	96,161,238	210,730,319
Net increase in net assets from operations	$220,188,132	$337,245,578
Distributions to shareholders —
From net investment income
Advisers Class	$(2,978,647)	$(6,515,796)
Class A	(35,614,466)	(77,431,665)
Class B	(130,845)	(401,379)
Class C	(21,486,826)	(48,938,944)
Class I	(73,814,150)	(103,807,032)
Total distributions to shareholders	$(134,024,934)	$(237,094,816)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$41,419,383	$55,209,154
Class A	709,418,943	419,842,862
Class B	105,604	181,811
Class C	172,318,713	146,212,728
Class I	2,332,510,641	1,369,088,998
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	2,948,831	6,283,435
Class A	32,466,319	69,854,843
Class B	94,241	293,937
Class C	17,498,320	39,604,367
Class I	57,320,699	77,119,003
Cost of shares redeemed
Advisers Class	(30,084,588)	(91,987,182)
Class A	(568,467,098)	(683,288,274)
Class B	(906,921)	(3,024,184)
Class C	(110,830,199)	(242,351,446)
Class I	(615,454,895)	(1,182,556,114)
Net asset value of shares exchanged
Class A	568,274	1,994,517
Class B	(568,274)	(1,994,517)
Net increase (decrease) in net assets from Fund share transactions	$2,040,357,993	$(19,516,062)

Net increase in net assets	$2,126,521,191	$80,634,700

Net Assets
At beginning of period	$5,170,351,223	$5,089,716,523
At end of period	$7,296,872,414	$5,170,351,223

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,551,916)	$(1,863,024)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.740		$10.470	$10.940	$11.170	$11.060	$10.660

Income (Loss) From Operations
Net investment income(1)	$0.229		$0.527	$0.504	$0.485	$0.502	$0.572
Net realized and unrealized gain (loss)	0.150		0.270	(0.469)	(0.222)	0.123	0.396

Total income from operations	$0.379		$0.797	$0.035	$0.263	$0.625	$0.968

Less Distributions
From net investment income	$(0.229)		$(0.527)	$(0.505)	$(0.493)	$(0.515)	$(0.568)

Total distributions	$(0.229)		$(0.527)	$(0.505)	$(0.493)	$(0.515)	$(0.568)

Net asset value — End of period	$10.890		$10.740	$10.470	$10.940	$11.170	$11.060

Total Return(2)	3.55	%(3)	7.93%	0.28%	2.38%	5.76%	9.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$143,839		$127,613	$156,112	$169,637	$212,780	$65,258
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees(5)	0.93	%(6)	1.03%	1.02%	1.00%	0.96%	1.08%
Interest and fee expense	0.28	%(6)	0.44%	0.35%	0.27%	0.22%	0.34%
Total expenses(5)	1.21	%(6)	1.47%	1.37%	1.27%	1.18%	1.42%
Net investment income	4.26	%(6)	5.10%	4.66%	4.36%	4.49%	5.27%
Portfolio Turnover of the Portfolio	24	%(3)	38%	27%	38%	29%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.740		$10.480	$10.950	$11.180	$11.060	$10.660

Income (Loss) From Operations
Net investment income(1)	$0.229		$0.527	$0.504	$0.485	$0.505	$0.571
Net realized and unrealized gain (loss)	0.150		0.261	(0.469)	(0.222)	0.130	0.397

Total income from operations	$0.379		$0.788	$0.035	$0.263	$0.635	$0.968

Less Distributions
From net investment income	$(0.229)		$(0.528)	$(0.505)	$(0.493)	$(0.515)	$(0.568)

Total distributions	$(0.229)		$(0.528)	$(0.505)	$(0.493)	$(0.515)	$(0.568)

Net asset value — End of period	$10.890		$10.740	$10.480	$10.950	$11.180	$11.060

Total Return(2)	3.56	%(3)	7.83%	0.37%	2.28%	5.85%	9.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,723,294		$1,524,471	$1,684,665	$2,101,269	$2,224,597	$959,179
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees(5)	0.93	%(6)	1.03%	1.01%	1.00%	0.97%	1.08%
Interest and fee expense	0.28	%(6)	0.44%	0.35%	0.27%	0.22%	0.34%
Total expenses(5)	1.21	%(6)	1.47%	1.36%	1.27%	1.19%	1.42%
Net investment income	4.26	%(6)	5.10%	4.66%	4.36%	4.52%	5.26%
Portfolio Turnover of the Portfolio	24	%(3)	38%	27%	38%	29%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.760		$10.500	$10.970	$11.200	$11.090	$10.680

Income (Loss) From Operations
Net investment income(1)	$0.212		$0.496	$0.468	$0.447	$0.483	$0.532
Net realized and unrealized gain (loss)	0.159		0.258	(0.470)	(0.222)	0.105	0.410

Total income (loss) from operations	$0.371		$0.754	$(0.002)	$0.225	$0.588	$0.942

Less Distributions
From net investment income	$(0.211)		$(0.494)	$(0.468)	$(0.455)	$(0.478)	$(0.532)

Total distributions	$(0.211)		$(0.494)	$(0.468)	$(0.455)	$(0.478)	$(0.532)

Net asset value — End of period	$10.920		$10.760	$10.500	$10.970	$11.200	$11.090

Total Return(2)	3.47	%(3)	7.47%	(0.06)%	2.02%	5.40%	9.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,996		$7,174	$11,654	$24,737	$40,296	$55,277
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees(5)	1.28	%(6)	1.38%	1.36%	1.35%	1.33%	1.45%
Interest and fee expense	0.28	%(6)	0.44%	0.35%	0.27%	0.22%	0.34%
Total expenses(5)	1.56	%(6)	1.82%	1.71%	1.62%	1.55%	1.79%
Net investment income	3.94	%(6)	4.80%	4.31%	4.01%	4.31%	4.90%
Portfolio Turnover of the Portfolio	24	%(3)	38%	27%	38%	29%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.720		$10.460	$10.920	$11.160	$11.040	$10.640

Income (Loss) From Operations
Net investment income(1)	$0.202		$0.474	$0.449	$0.429	$0.451	$0.516
Net realized and unrealized gain (loss)	0.150		0.261	(0.459)	(0.232)	0.128	0.399

Total income (loss) from operations	$0.352		$0.735	$(0.010)	$0.197	$0.579	$0.915

Less Distributions
From net investment income	$(0.202)		$(0.475)	$(0.450)	$(0.437)	$(0.459)	$(0.515)

Total distributions	$(0.202)		$(0.475)	$(0.450)	$(0.437)	$(0.459)	$(0.515)

Net asset value — End of period	$10.870		$10.720	$10.460	$10.920	$11.160	$11.040

Total Return(2)	3.30	%(3)	7.30%	(0.14)%	1.77%	5.33%	8.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,196,303		$1,101,121	$1,133,487	$1,293,026	$1,324,676	$748,843
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees(5)	1.43	%(6)	1.53%	1.51%	1.50%	1.47%	1.58%
Interest and fee expense	0.28	%(6)	0.44%	0.35%	0.27%	0.22%	0.34%
Total expenses(5)	1.71	%(6)	1.97%	1.86%	1.77%	1.69%	1.92%
Net investment income	3.76	%(6)	4.60%	4.16%	3.86%	4.05%	4.76%
Portfolio Turnover of the Portfolio	24	%(3)	38%	27%	38%	29%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.740		$10.470	$10.940	$11.180	$11.060	$10.660

Income (Loss) From Operations
Net investment income(1)	$0.240		$0.551	$0.530	$0.513	$0.532	$0.605
Net realized and unrealized gain (loss)	0.152		0.271	(0.468)	(0.232)	0.131	0.391

Total income from operations	$0.392		$0.822	$0.062	$0.281	$0.663	$0.996

Less Distributions
From net investment income	$(0.242)		$(0.552)	$(0.532)	$(0.521)	$(0.543)	$(0.596)

Total distributions	$(0.242)		$(0.552)	$(0.532)	$(0.521)	$(0.543)	$(0.596)

Net asset value — End of period	$10.890		$10.740	$10.470	$10.940	$11.180	$11.060

Total Return(2)	3.68	%(3)	8.19%	0.53%	2.54%	6.11%	9.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,227,440		$2,409,972	$2,103,799	$2,869,565	$3,193,359	$1,319,604
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees(5)	0.68	%(6)	0.78%	0.77%	0.75%	0.72%	0.77%
Interest and fee expense	0.28	%(6)	0.44%	0.35%	0.27%	0.22%	0.34%
Total expenses(5)	0.96	%(6)	1.22%	1.12%	1.02%	0.94%	1.11%
Net investment income	4.47	%(6)	5.33%	4.89%	4.61%	4.76%	5.54%
Portfolio Turnover of the Portfolio	24	%(3)	38%	27%	38%	29%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.4% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $79,404,388 and deferred capital losses of $136,800,309 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($50,458,629), October 31, 2018 ($28,308,325) and October 31, 2019 ($637,434) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $1,685,131 are short-term and $135,115,178 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $3,130,619. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $61,784 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $94,007 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $175,213 for Advisers Class shares and $2,094,365 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $13,353 and $3,435,529 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class B and Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $6,677 and $858,882 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $112,000, $200 and $37,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,954,226,436 and $57,684,104, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	3,823,730	5,315,373
Issued to shareholders electing to receive payments of distributions in Fund shares	271,871	607,956
Redemptions	(2,772,673)	(8,945,136)

Net increase (decrease)	1,322,928	(3,021,807)

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	65,537,451	40,501,814
Issued to shareholders electing to receive payments of distributions in Fund shares	2,993,532	6,757,132
Redemptions	(52,317,719)	(66,326,942)
Exchange from Class B shares	52,317	194,609

Net increase (decrease)	16,265,581	(18,873,387)

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	9,732	17,376
Issued to shareholders electing to receive payments of distributions in Fund shares	8,675	28,454
Redemptions	(83,469)	(295,001)
Exchange to Class A shares	(52,219)	(194,334)

Net decrease	(117,281)	(443,505)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	15,943,720	14,081,504
Issued to shareholders electing to receive payments of distributions in Fund shares	1,616,508	3,838,160
Redemptions	(10,247,534)	(23,609,629)

Net increase (decrease)	7,312,694	(5,689,965)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	215,207,046	131,479,175
Issued to shareholders electing to receive payments of distributions in Fund shares	5,281,929	7,449,228
Redemptions	(56,787,678)	(115,376,316)

Net increase	163,701,297	23,552,087

17

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 112.6%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.9%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		944	$933,943
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,270	1,015,966
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019		37,740	37,630,323
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020		33,299	33,407,260
Term Loan, 4.14%, Maturing June 4, 2021		15,754	15,800,456
Term Loan, 3.99%, Maturing June 9, 2023		36,239	36,228,179
Wesco Aircraft Hardware Corp.
Term Loan, 4.00%, Maturing October 4, 2021		13,163	13,167,989

			$138,184,116

Automotive — 3.2%
Allison Transmission, Inc.
Term Loan, 2.99%, Maturing September 23, 2022		1,117	$1,129,642
American Axle and Manufacturing, Inc.
Term Loan, 3.24%, Maturing April 6, 2024		32,450	32,356,706
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023		4,103	4,117,086
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		14,292	14,345,634
FCA US, LLC
Term Loan, 2.99%, Maturing December 31, 2018		35,244	35,475,208
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		51,550	51,555,733
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.99%, Maturing April 30, 2019		15,325	15,510,172
Horizon Global Corporation
Term Loan, 5.50%, Maturing June 29, 2021		7,248	7,293,196
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)		12,050	12,200,625
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		13,416	13,449,916
TI Group Automotive Systems, LLC
Term Loan, 3.74%, Maturing June 30, 2022		23,917	24,096,348
Term Loan, 4.00%, Maturing June 30, 2022	EUR	6,846	7,522,323
Tower Automotive Holdings USA, LLC
Term Loan, 3.75%, Maturing March 7, 2024		17,661	17,646,193
Visteon Corporation
Term Loan, 3.35%, Maturing March 24, 2024		2,500	2,517,188

			$239,215,970

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.25%, Maturing March 20, 2024		4,825	$4,897,375
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020		7,673	6,675,728
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)		2,000	1,250,000
Jacobs Douwe Egberts International B.V.
Term Loan, Maturing July 2, 2022(4)	EUR	4,500	4,901,849
Term Loan, Maturing July 2, 2022(4)		7,275	7,275,000

			$24,999,952

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		8,639	$8,725,734
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		24,423	23,323,649
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.92%, Maturing March 3, 2023		3,800	3,819,000
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021		6,310	6,057,990
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)		4,450	4,513,969

			$46,440,342

Building and Development — 3.2%
American Bath Group, LLC
Term Loan, 6.40%, Maturing September 30, 2023		4,975	$5,021,641
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, Maturing October 31, 2023		29,300	29,522,797
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		8,600	8,685,495
Capital Automotive L.P.
Term Loan, 4.00%, Maturing March 24, 2024		7,857	7,931,890
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020		19,890	20,057,577
DTZ U.S. Borrower, LLC
Term Loan, 4.34%, Maturing November 4, 2021		38,996	39,256,997
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		15,092	15,144,528
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		8,204	8,322,376
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	7,300	7,950,894
Ply Gem Industries, Inc.
Term Loan, 4.15%, Maturing February 1, 2021		7,392	7,437,133

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Quikrete Holdings, Inc.
Term Loan, 4.24%, Maturing November 15, 2023	36,651	$36,963,758
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023	15,854	15,922,880
Realogy Corporation
Term Loan, 2.98%, Maturing July 20, 2021	2,944	2,940,070
Term Loan, 3.24%, Maturing July 20, 2022	15,139	15,267,483
Summit Materials Companies I, LLC
Term Loan, 3.74%, Maturing July 17, 2022	5,281	5,340,348
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	5,376	5,437,590
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	9,850	9,917,719

		$241,121,176

Business Equipment and Services — 9.4%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	15,279	$14,257,251
AlixPartners, LLP
Term Loan, 4.15%, Maturing July 28, 2022	19,950	20,093,401
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	10,240	9,126,378
Brickman Group Ltd., LLC
Term Loan, 4.14%, Maturing December 18, 2020	2,487	2,500,003
Camelot UK Holdco Limited
Term Loan, 4.50%, Maturing October 3, 2023	18,671	18,775,522
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022	16,096	16,155,921
CCC Information Services, Inc.
Term Loan, 4.04%, Maturing March 29, 2024	11,750	11,722,458
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,511	5,502,968
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024	63,100	63,353,536
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019	17,338	17,544,047
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022	6,036	6,136,197
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019	15,311	11,559,862
DigitalGlobe, Inc.
Term Loan, 3.74%, Maturing January 15, 2024	6,733	6,769,598
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(3)	5,858	4,159,290
Term Loan, 5.66%, Maturing July 2, 2020(3)	3,491	2,478,472
Term Loan, 8.66%, Maturing July 2, 2020(3)	6,636	0

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019		48,460	$48,811,356
Term Loan, 6.04%, Maturing February 9, 2023		2,077	2,094,736
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020		8,588	8,696,852
First Data Corporation
Term Loan, 2.99%, Maturing June 2, 2020		21,281	21,355,448
Term Loan, 3.99%, Maturing July 10, 2022		36,866	37,104,290
Term Loan, 3.49%, Maturing April 26, 2024		7,494	7,506,805
Garda World Security Corporation
Term Loan, 4.01%, Maturing November 6, 2020		2,251	2,261,291
Term Loan, 4.01%, Maturing November 6, 2020		12,649	12,706,391
Term Loan, 4.75%, Maturing November 6, 2020	CAD	10,731	7,851,364
Term Loan, 4.01%, Maturing November 7, 2020		7,980	7,998,290
Gartner, Inc.
Term Loan, 2.99%, Maturing March 20, 2022		2,000	2,008,750
Term Loan, 2.99%, Maturing April 5, 2024		2,000	2,013,750
Global Payments, Inc.
Term Loan, 3.49%, Maturing April 22, 2023		2,518	2,529,821
Term Loan, Maturing April 22, 2023(4)		5,500	5,534,375
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021		22,434	22,630,188
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		17,825	18,042,251
ION Trading Finance Limited
Term Loan, 4.00%, Maturing August 11, 2023	EUR	8,229	9,064,910
Term Loan, 4.15%, Maturing August 11, 2023		11,297	11,307,624
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		5,547	5,588,728
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		14,891	15,006,208
Term Loan, Maturing March 9, 2023(4)		2,500	2,531,625
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		52,946	53,195,730
MCS AMS Sub-Holdings, LLC
Term Loan, 7.65%, Maturing October 15, 2019		14,626	14,479,579
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022		19,306	19,626,124
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		14,057	14,105,134
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		16,429	16,615,490
ServiceMaster Company
Term Loan, 3.48%, Maturing November 8, 2023		23,042	23,248,570

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		31,495	$31,564,019
Tempo Acquisition, LLC
Term Loan, Maturing March 15, 2024(4)		8,275	8,295,687
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		2,979	3,007,813
Trans Union, LLC
Term Loan, 3.49%, Maturing April 9, 2023		20,664	20,872,759
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		18,741	18,904,526
TriNet HR Corporation
Term Loan, 3.28%, Maturing July 7, 2019		536	536,539
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		12,406	12,514,459
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		4,505	4,527,809

			$704,274,195

Cable and Satellite Television — 4.8%
Altice US Finance I Corporation
Term Loan, 3.91%, Maturing June 21, 2025		3,500	$3,501,460
Atlantic Broadband Finance, LLC
Term Loan, 3.49%, Maturing November 30, 2019		4,044	4,062,027
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,841	15,924,153
Term Loan, 3.00%, Maturing January 3, 2021		6,341	6,374,373
Term Loan, 3.00%, Maturing January 15, 2022		2,942	2,957,244
Term Loan, 3.24%, Maturing January 15, 2024		19,899	20,023,369
CSC Holdings, LLC
Term Loan, 3.24%, Maturing July 15, 2025		41,991	42,020,144
MCC Iowa, LLC
Term Loan, 3.45%, Maturing January 29, 2021		5,993	6,039,418
Mediacom Illinois, LLC
Term Loan, 3.20%, Maturing February 15, 2024		4,746	4,777,991
Numericable Group SA
Term Loan, Maturing June 20, 2025(4)	EUR	9,175	9,998,782
Term Loan, 3.94%, Maturing June 21, 2025		17,025	16,984,208
Numericable U.S., LLC
Term Loan, 4.42%, Maturing January 14, 2025		3,980	3,987,462
Radiate Holdco, LLC
Term Loan, 3.99%, Maturing February 1, 2024		5,525	5,553,614
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,723,930
Term Loan, 3.97%, Maturing January 31, 2025		25,200	25,349,638

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Term Loan, Maturing March 31, 2025(4)		22,175	$22,260,928
Term Loan, Maturing March 31, 2026(4)	EUR	3,500	3,828,039
UPC Financing Partnership
Term Loan, 3.74%, Maturing April 15, 2025		27,425	27,558,697
Virgin Media Bristol, LLC
Term Loan, 3.74%, Maturing January 31, 2025		66,006	66,327,893
Virgin Media Investment Holdings Limited
Term Loan, 3.76%, Maturing January 31, 2026	GBP	12,525	16,316,995
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	18,425	20,126,805
Ziggo Secured Finance Partnership
Term Loan, 3.49%, Maturing April 15, 2025		35,150	35,206,486

			$361,903,656

Chemicals and Plastics — 6.3%
A. Schulman, Inc.
Term Loan, 4.24%, Maturing June 1, 2022		9,642	$9,671,604
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.41%, Maturing September 13, 2023		2,262	2,267,707
Allnex USA, Inc.
Term Loan, 4.41%, Maturing September 13, 2023		1,704	1,708,469
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024		5,525	5,564,714
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022		10,159	10,199,065
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	10,000	11,009,799
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023		30,974	31,322,500
Chemours Company (The)
Term Loan, 3.00%, Maturing May 12, 2022	EUR	6,050	6,633,515
Term Loan, 3.49%, Maturing May 12, 2022		2,958	2,977,872
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,787	3,819,236
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		5,325	5,333,877
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	3,000	3,280,154
Term Loan, 3.54%, Maturing February 14, 2024		3,525	3,555,844
Flint Group GmbH
Term Loan, 3.75%, Maturing September 7, 2021	EUR	1,250	1,373,256
Term Loan, 4.15%, Maturing September 7, 2021		1,926	1,926,115
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021		3,000	3,000,000
Term Loan, 4.15%, Maturing September 7, 2021		11,651	11,651,416

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021		14,114	$14,250,404
Huntsman International, LLC
Term Loan, 3.99%, Maturing April 19, 2019		1,421	1,428,462
Term Loan, 3.74%, Maturing October 1, 2021		6,119	6,186,140
Term Loan, 3.99%, Maturing April 1, 2023		13,955	14,129,311
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	12,675	13,907,478
Term Loan, 3.25%, Maturing April 1, 2024	EUR	38,952	42,658,876
Ineos US Finance, LLC
Term Loan, 3.74%, Maturing March 31, 2022		12,668	12,770,848
Term Loan, 3.74%, Maturing April 1, 2024		13,990	14,092,680
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		22,393	22,689,146
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020		8,885	8,925,414
MacDermid Funding, LLC
Term Loan, 4.25%, Maturing June 7, 2020	EUR	3,980	4,364,833
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,527	2,549,772
Term Loan, 3.50%, Maturing June 7, 2023	EUR	5,240	5,733,924
Term Loan, 4.00%, Maturing June 7, 2023		30,812	31,027,425
Minerals Technologies, Inc.
Term Loan, 3.30%, Maturing February 14, 2024		16,184	16,376,652
Orion Engineered Carbons GmbH
Term Loan, 4.15%, Maturing July 25, 2021		5,170	5,194,399
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,930	2,081,325
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020		6,252	6,074,447
PKC Holding Corporation
Term Loan, Maturing March 29, 2024(4)		8,250	8,291,250
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		10,584	10,712,885
Proampac PG Borrower, LLC
Term Loan, 5.06%, Maturing November 18, 2023		1,700	1,721,462
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		8,512	8,550,830
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		577	580,050
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,272	3,286,952
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,680	17,871,603

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020		33,968	$34,188,869
Univar, Inc.
Term Loan, 3.74%, Maturing July 1, 2022		27,071	27,179,747
Versum Materials, Inc.
Term Loan, 3.65%, Maturing September 29, 2023		4,378	4,437,287
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		16,946	17,115,272

			$473,672,886

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022		15,574	$14,113,576
Samsonite International S.A.
Term Loan, 3.24%, Maturing August 1, 2023		9,868	9,954,565

			$24,068,141

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,438,601
Spectrum Brands, Inc.
Term Loan, 3.12%, Maturing June 23, 2022		10,374	10,450,207
Term Loan, 4.41%, Maturing June 23, 2022	CAD	9,321	6,862,763

			$18,751,571

Containers and Glass Products — 2.7%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		4,314	$4,352,476
Berry Plastics Group, Inc.
Term Loan, 3.51%, Maturing October 1, 2022		19,213	19,364,230
Term Loan, 3.52%, Maturing January 19, 2024		7,500	7,558,005
BWAY Holding Company
Term Loan, 4.23%, Maturing April 3, 2024		11,625	11,589,706
Constantia Flexibles Group GmbH
Term Loan, 4.00%, Maturing April 30, 2022		3,980	4,004,875
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023		32,450	32,685,262
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	14,475	15,882,181
Libbey Glass, Inc.
Term Loan, 3.99%, Maturing April 9, 2021		7,114	6,900,840
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,285	2,292,975

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 5.40%, Maturing April 10, 2020	7,056	$7,056,323
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, Maturing February 5, 2023	59,605	59,968,374
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	31,031	31,246,976

		$202,902,223

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022	22,549	$22,827,044
Prestige Brands, Inc.
Term Loan, 3.74%, Maturing January 26, 2024	2,793	2,820,076

		$25,647,120

Drugs — 4.5%
Albany Molecular Research, Inc.
Term Loan, 5.91%, Maturing July 16, 2021	18,082	$18,206,304
Alkermes, Inc.
Term Loan, 3.74%, Maturing September 25, 2021	11,311	11,424,437
AMAG Pharmaceuticals, Inc.
Term Loan, 4.78%, Maturing August 13, 2021	10,158	10,182,958
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019	27,914	28,064,966
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023	25,248	25,752,545
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, Maturing April 5, 2024(4)	45,400	45,690,832
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024	22,328	22,495,171
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022	59,411	59,812,494
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024	27,823	27,855,848
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.74%, Maturing April 1, 2022	83,994	84,527,730

		$334,013,285

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023	35,214	$35,553,314
Casella Waste Systems, Inc.
Term Loan, 3.75%, Maturing October 17, 2023	4,888	4,912,189

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		18,276	$18,527,053
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	9,726	7,134,012
Term Loan, 3.90%, Maturing September 29, 2023		18,345	18,433,254

			$84,559,822

Electronics / Electrical — 11.0%
Answers Finance, LLC
Term Loan, 8.00%, Maturing April 15, 2021		2,843	$2,835,704
Term Loan - Second Lien, 11.90%, Maturing September 15, 2021		3,327	3,318,367
Applied Systems, Inc.
Term Loan, 4.40%, Maturing January 25, 2021		25,883	26,090,992
Aptean, Inc.
Term Loan, 6.04%, Maturing December 20, 2022		13,790	14,019,838
Term Loan - Second Lien, 10.54%, Maturing December 14, 2023		4,700	4,711,750
Avast Software B.V.
Term Loan, 3.50%, Maturing September 30, 2023	EUR	5,200	5,709,203
Term Loan, 4.40%, Maturing September 30, 2023		22,266	22,502,408
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021		7,135	6,691,704
CommScope, Inc.
Term Loan, 3.49%, Maturing December 29, 2022		8,250	8,315,211
CPI International, Inc.
Term Loan, 4.25%, Maturing April 7, 2021		10,641	10,700,677
Cypress Semiconductor Corporation
Term Loan, 4.74%, Maturing July 5, 2021		13,465	13,624,884
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021		6,011	6,060,281
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		11,097	11,212,787
Entegris, Inc.
Term Loan, 3.24%, Maturing April 30, 2021		2,327	2,347,221
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020		8,319	8,322,451
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020		23,684	23,861,733
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing February 3, 2018	EUR	12,500	13,548,165
Term Loan, 3.49%, Maturing February 15, 2024		48,050	48,266,225
Hyland Software, Inc.
Term Loan, 4.24%, Maturing July 1, 2022		30,677	30,880,512

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Infoblox, Inc.
Term Loan, 5.99%, Maturing November 1, 2023		17,400	$17,617,500
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	10,806	11,863,352
Term Loan, 3.90%, Maturing February 1, 2022		69,447	69,453,412
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022		38,851	38,774,335
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		10,394	10,394,104
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.99%, Maturing May 7, 2021		9,274	9,413,146
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 20, 2021		34,751	34,924,483
Term Loan, Maturing April 18, 2024(4)		4,637	4,659,951
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		41,562	41,775,654
MaxLinear, Inc.
Term Loan, Maturing April 5, 2024(4)		12,963	12,986,805
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)		2,038	2,059,892
Term Loan, 4.75%, Maturing July 8, 2021		3,727	3,766,789
Term Loan, 4.75%, Maturing July 8, 2021		13,105	13,236,376
Microsemi Corporation
Term Loan, 3.24%, Maturing January 15, 2023		887	891,976
MTS Systems Corporation
Term Loan, 5.24%, Maturing July 5, 2023		9,403	9,525,926
Ramundsen Holdings, LLC
Term Loan, 5.40%, Maturing February 1, 2024		14,000	14,175,000
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021		17,956	18,079,717
Term Loan - Second Lien, 8.15%, Maturing April 11, 2022		2,450	2,448,978
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023		14,178	14,333,452
Sensata Technologies B.V.
Term Loan, 3.24%, Maturing October 14, 2021		806	813,152
SGS Cayman L.P.
Term Loan, 6.15%, Maturing April 23, 2021		828	803,161
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		36,388	34,182,199
SS&C Technologies, Inc.
Term Loan, 3.24%, Maturing July 8, 2022		1,226	1,235,709
Term Loan, 3.24%, Maturing July 8, 2022		14,760	14,879,925
SurveyMonkey, Inc.
Term Loan, 5.66%, Maturing April 13, 2024		12,900	12,964,500

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Sutherland Global Services, Inc.
Term Loan, 6.15%, Maturing April 23, 2021		3,557	$3,450,338
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024		7,750	7,317,294
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022		11,047	11,085,293
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		46,673	46,736,844
VeriFone, Inc.
Term Loan, 3.00%, Maturing July 8, 2019		4,889	4,866,084
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023		15,721	15,664,161
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023		29,149	29,297,578
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing August 26, 2023	EUR	1,883	2,061,184
Term Loan, 4.54%, Maturing August 26, 2023		11,898	11,954,069
Western Digital Corporation
Term Loan, 3.74%, Maturing April 29, 2023		16,193	16,342,864
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021		17,250	17,438,969

			$824,494,285

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.24%, Maturing September 20, 2020		2,250	$2,277,322
Term Loan, 3.74%, Maturing March 20, 2022		54,150	55,030,100
Flying Fortress, Inc.
Term Loan, 3.40%, Maturing April 30, 2020		11,500	11,607,812

			$68,915,234

Financial Intermediaries — 4.2%
AerCap Holdings N.V.
Term Loan, 3.40%, Maturing October 6, 2023		24,125	$24,376,310
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022		5,563	5,632,065
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		18,042	18,094,154
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		4,650	4,667,438
Citco Funding, LLC
Term Loan, 3.99%, Maturing March 31, 2022		28,048	28,232,324
Clipper Acquisitions Corp.
Term Loan, 3.31%, Maturing February 6, 2020		12,605	12,723,546

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	8,234	$8,254,209
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	6,352	6,422,467
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	25,825	26,260,797
Geo Group, Inc. (The)
Term Loan, 3.20%, Maturing March 22, 2024	4,375	4,382,293
Guggenheim Partners, LLC
Term Loan, 3.74%, Maturing July 21, 2023	45,278	45,720,921
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	5,037	5,062,160
LPL Holdings, Inc.
Term Loan, 3.77%, Maturing March 10, 2024	12,150	12,225,938
MIP Delaware, LLC
Term Loan, 4.15%, Maturing March 9, 2020	2,376	2,386,415
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	22,730	23,099,299
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	5,505	5,395,206
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	25,162	25,680,903
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	7,225	7,236,293
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,319	9,411,707
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	39,864	36,027,320

		$311,291,765

Food Products — 3.0%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	22,078	$22,184,009
Blue Buffalo Company, Ltd.
Term Loan, 3.78%, Maturing August 8, 2019	3,912	3,956,497
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021	12,654	10,661,079
Term Loan - Second Lien, 8.31%, Maturing August 18, 2021	6,263	4,239,268
Dole Food Company, Inc.
Term Loan, 4.09%, Maturing April 6, 2024	15,850	15,932,087
High Liner Foods Incorporated
Term Loan, 4.31%, Maturing April 24, 2021	8,713	8,734,867
HLF Financing S.a.r.l.
Term Loan, 6.49%, Maturing February 13, 2023	13,950	13,938,380

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
JBS USA, LLC
Term Loan, 3.48%, Maturing October 30, 2022		57,925	$58,205,589
Keurig Green Mountain, Inc.
Term Loan, 2.50%, Maturing March 3, 2021		3,701	3,701,095
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,913	5,870,242
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,460	303,667
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023		33,091	33,277,288
Term Loan, 5.25%, Maturing May 5, 2023	GBP	2,481	3,239,865
Nomad Foods Europe Midco Limited
Term Loan, Maturing April 18, 2024(4)	EUR	3,425	3,760,698
Term Loan, Maturing April 18, 2024(4)		8,175	8,217,575
Oak Tea, Inc.
Term Loan, 3.69%, Maturing July 2, 2022		11,010	11,083,140
Pinnacle Foods Finance, LLC
Term Loan, 2.98%, Maturing February 2, 2024		11,795	11,883,019
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	5,500	6,052,462

			$225,240,827

Food Service — 2.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024		82,672	$82,817,998
Centerplate, Inc.
Term Loan, 4.81%, Maturing November 26, 2019		10,659	10,659,110
Landry’s, Inc.
Term Loan, 3.73%, Maturing October 4, 2023		20,816	20,865,053
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023		7,336	7,425,833
NPC International, Inc.
Term Loan, Maturing March 17, 2024(4)		12,525	12,661,999
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		4,299	4,240,282
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020		1,997	2,011,751
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023		9,075	9,170,006
US Foods, Inc.
Term Loan, 3.74%, Maturing June 27, 2023		6,494	6,558,675
Weight Watchers International, Inc.
Term Loan, 4.34%, Maturing April 2, 2020		43,790	41,616,504

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
Yum! Brands, Inc.
Term Loan, 2.99%, Maturing June 16, 2023	16,289	$16,397,976

		$214,425,187

Food / Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 3.99%, Maturing August 22, 2021	17,675	$17,755,006
Term Loan, 4.40%, Maturing December 22, 2022	10,691	10,748,317
Term Loan, 4.30%, Maturing June 22, 2023	41,679	41,910,400
General Nutrition Centers, Inc.
Term Loan, 3.50%, Maturing March 4, 2019	8,496	7,844,304
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	33,665	33,837,132
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	6,000	6,026,250
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	15,862	16,003,447

		$134,124,856

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	8,480	$8,527,330

		$8,527,330

Health Care — 11.3%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	2,053	$2,065,580
ADMI Corp.
Term Loan, 4.87%, Maturing April 30, 2022	17,380	17,520,967
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,160	5,230,976
Alere, Inc.
Term Loan, 3.99%, Maturing June 18, 2020	986	986,486
Term Loan, 4.25%, Maturing June 18, 2022	27,966	28,062,075
Alliance Healthcare Services, Inc.
Term Loan, 4.35%, Maturing June 3, 2019	13,124	13,131,887
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.65%, Maturing August 4, 2021	7,128	7,168,292
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	15,869	16,012,494
Beaver-Visitec International, Inc.
Term Loan, 6.15%, Maturing August 21, 2023	5,721	5,721,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
BioClinica, Inc.
Term Loan, 5.37%, Maturing October 20, 2023	4,838	$4,880,206
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	28,427	28,640,283
CeramTec Acquisition Corporation
Term Loan, 3.80%, Maturing August 30, 2020	1,059	1,070,418
CHG Healthcare Services, Inc.
Term Loan, 4.92%, Maturing June 7, 2023	25,139	25,431,323
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	15,806	15,765,320
Term Loan, 4.05%, Maturing January 27, 2021	29,908	29,752,662
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	10,783	10,856,966
Convatec, Inc.
Term Loan, 3.49%, Maturing October 31, 2023	4,300	4,364,500
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 21, 2024	6,075	6,120,563
DaVita HealthCare Partners, Inc.
Term Loan, 3.74%, Maturing June 24, 2021	9,758	9,881,025
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020	19,650	19,228,350
Term Loan, 4.25%, Maturing June 8, 2020	5,739	5,615,799
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	60,648	61,316,098
Faenza Acquisition GmbH
Term Loan, 3.80%, Maturing August 30, 2020	2,769	2,800,153
Term Loan, 3.80%, Maturing August 30, 2020	9,071	9,173,368
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	16,886	16,996,136
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	14,778	14,885,364
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.20%, Maturing January 31, 2025	36,925	37,086,621
HCA, Inc.
Term Loan, 3.24%, Maturing February 15, 2024	1,500	1,516,071
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	24,329	24,415,326
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	8,942	9,008,676
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	30,025	30,242,910
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	39,086	39,190,284
Kinetic Concepts, Inc.
Term Loan, 4.40%, Maturing February 2, 2024	27,675	27,758,606

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 4.92%, Maturing August 13, 2022		19,869	$20,017,688
Medical Depot Holdings, Inc.
Term Loan, 6.65%, Maturing January 3, 2023		7,702	7,492,080
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		5,484	5,374,509
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023		42,975	43,583,525
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017		4,104	4,021,550
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021		7,271	7,305,457
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,868	4,870,874
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,439	1,321,306
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019		10,491	10,428,527
Opal Acquisition, Inc.
Term Loan, 5.15%, Maturing November 27, 2020		22,626	21,409,676
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		27,799	27,699,247
Patheon Holdings I B.V.
Term Loan, 4.41%, Maturing April 30, 2024		27,675	27,782,241
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		12,777	12,805,081
Quintiles IMS Incorporated
Term Loan, 3.15%, Maturing March 7, 2024		17,191	17,369,850
RadNet, Inc.
Term Loan, 4.31%, Maturing June 30, 2023		13,259	13,375,054
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024		13,925	14,078,635
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022		5,010	4,990,839
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		36,050	35,901,294
Tecomet, Inc.
Term Loan, 5.90%, Maturing December 5, 2021		20,321	20,378,165
Term Loan, Maturing April 13, 2024(4)		7,500	7,542,188
Vedici Groupe
Term Loan, Maturing October 31, 2022(4)	EUR	8,000	8,771,590

			$848,416,411

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		46,109	$46,316,930

			$46,316,930

Industrial Equipment — 5.4%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,518	$29,075,100
Blount International, Inc.
Term Loan, 6.00%, Maturing April 12, 2023		1,933	1,954,979
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	8,409	9,217,698
Columbus McKinnon Corporation
Term Loan, 4.15%, Maturing January 31, 2024		9,719	9,816,292
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,377	4,792,073
Term Loan, 4.65%, Maturing October 28, 2021		10,815	10,787,563
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		16,317	16,531,576
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021		11,827	11,915,765
Term Loan, 5.65%, Maturing January 15, 2021		4,391	4,429,068
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		18,984	19,162,353
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		40,723	40,767,540
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,209	3,527,296
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	8,075	8,841,905
Term Loan, 4.41%, Maturing April 1, 2024		34,057	34,277,587
Generac Power Systems, Inc.
Term Loan, 3.90%, Maturing May 31, 2023		19,588	19,746,983
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		5,889	6,017,439
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		27,032	27,228,221
Milacron, LLC
Term Loan, 3.99%, Maturing September 28, 2023		30,162	30,350,590
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		16,293	15,560,067
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	13,075	14,413,206
Rexnord, LLC
Term Loan, 3.89%, Maturing August 21, 2023		51,596	51,868,392
Signode Industrial Group US, Inc.
Term Loan, 3.81%, Maturing May 1, 2021		5,878	5,936,453

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021	5,362	$5,287,937
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	9,348	9,363,271
Terex Corporation
Term Loan, 3.54%, Maturing January 31, 2024	10,144	10,205,477
Unifrax Corporation
Term Loan, 4.90%, Maturing April 4, 2024	5,050	5,073,144

		$406,147,975

Insurance — 3.3%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022	20,567	$20,692,076
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024	28,947	28,986,069
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	16,286	16,430,174
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	1,225	1,247,969
Asurion, LLC
Term Loan, 4.24%, Maturing July 8, 2020	2,659	2,682,666
Term Loan, 4.25%, Maturing August 4, 2022	35,332	35,618,998
Term Loan, 4.75%, Maturing November 3, 2023	15,059	15,146,055
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	12,675	12,899,449
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	11,700	10,559,593
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020(3)	6,266	5,067,241
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	28,225	28,441,685
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	20,380	20,578,653
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	45,274	45,372,912

		$243,723,540

Leisure Goods / Activities / Movies — 3.6%
AMC Entertainment, Inc.
Term Loan, 3.74%, Maturing December 15, 2022	656	$660,465
Term Loan, 3.74%, Maturing December 15, 2023	3,965	3,998,270
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	28,859	29,174,154
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	32,064	32,281,460

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bright Horizons Family Solutions, Inc.
Term Loan, 3.74%, Maturing November 7, 2023	7,303	$7,372,583
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	18,338	18,539,450
Cedar Fair L.P.
Term Loan, Maturing April 13, 2024(4)	2,488	2,508,946
Cinemark USA, Inc.
Term Loan, 3.24%, Maturing May 9, 2022	2,440	2,467,968
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	9,000	9,022,500
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	13,795	13,898,654
Kasima, LLC
Term Loan, 3.64%, Maturing May 17, 2021	331	333,778
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	640	645,629
Term Loan, 5.82%, Maturing May 8, 2021	4,960	5,003,623
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	16,766	16,899,357
Match Group, Inc.
Term Loan, 4.28%, Maturing November 16, 2022	4,911	4,979,031
National CineMedia, LLC
Term Loan, 3.75%, Maturing November 26, 2019	1,232	1,242,676
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	18,939	18,986,358
Regal Cinemas Corporation
Term Loan, 3.49%, Maturing April 1, 2022	5,347	5,411,885
Sabre GLBL, Inc.
Term Loan, 3.74%, Maturing February 22, 2024	11,441	11,562,813
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.15%, Maturing March 31, 2024	19,220	19,231,968
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	911	364,448
SRAM, LLC
Term Loan, 4.54%, Maturing March 15, 2024	16,272	16,353,155
Steinway Musical Instruments, Inc.
Term Loan, 4.92%, Maturing September 19, 2019	5,212	4,951,176
Travel Leaders Group, LLC
Term Loan, 6.24%, Maturing January 25, 2024	13,000	13,170,625
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	10,249	10,321,705
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	18,377	18,473,532

		$267,856,209

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 4.3%
Affinity Gaming, LLC
Term Loan, 4.52%, Maturing July 1, 2023		11,756	$11,845,764
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021		39,986	40,092,526
Term Loan - Second Lien, 8.15%, Maturing August 1, 2022		5,550	5,591,210
Boyd Gaming Corporation
Term Loan, 3.45%, Maturing September 15, 2023		16,102	16,198,511
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(6)		6,346	7,425,068
Term Loan, Maturing March 31, 2024(4)		5,025	4,997,780
Caesars Growth Properties Holdings, LLC
Term Loan, 3.75%, Maturing May 8, 2021		5,850	5,871,937
CityCenter Holdings, LLC
Term Loan, 3.49%, Maturing April 18, 2024		25,950	26,021,362
Eldorado Resorts, LLC
Term Loan, 5.25%, Maturing March 13, 2024		14,100	14,117,625
ESH Hospitality, Inc.
Term Loan, 3.49%, Maturing August 30, 2023		37,166	37,382,113
Four Seasons Holdings, Inc.
Term Loan, 4.15%, Maturing November 30, 2023		6,933	7,021,758
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023		5,875	5,961,292
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		1,145	1,163,021
Term Loan, 4.50%, Maturing November 21, 2019		2,672	2,713,716
Hilton Worldwide Finance, LLC
Term Loan, 2.99%, Maturing October 25, 2023		39,540	39,910,802
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021		12,534	12,647,744
Las Vegas Sands, LLC
Term Loan, 2.99%, Maturing March 29, 2024		3,990	3,998,104
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.74%, Maturing April 23, 2021		22,565	22,613,927
Term Loan, 3.49%, Maturing April 25, 2023		23,785	23,888,871
Parkdean Resorts Holdco Limited
Term Loan, 4.50%, Maturing February 17, 2024	GBP	2,925	3,843,932
Playa Resorts Holding B.V.
Term Loan, Maturing April 5, 2024(4)		18,825	18,901,486
Tropicana Entertainment, Inc.
Term Loan, 4.04%, Maturing November 27, 2020		7,655	7,722,151

			$319,930,700

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 1.0%
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022	17,999	$18,043,591
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019	18,587	18,308,204
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	11,069	11,228,497
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020	17,165	16,530,779
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	190	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	3,252	535,280
Oxbow Carbon, LLC
Term Loan, 6.25%, Maturing July 19, 2019	928	930,344
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	10,615,938
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,434	550,639

		$76,743,272

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	34,350	$22,155,734
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	17,539	17,713,924
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	8,567	8,684,622
CITGO Petroleum Corporation
Term Loan, 4.65%, Maturing July 29, 2021	11,003	11,090,182
Crestwood Holdings, LLC
Term Loan, 9.04%, Maturing June 19, 2019	7,769	7,740,040
Energy Transfer Equity L.P.
Term Loan, 3.73%, Maturing February 2, 2024	5,600	5,615,999
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	12,537	12,271,039
Term Loan, 8.00%, Maturing August 31, 2020	14,225	13,976,063
Term Loan, 8.38%, Maturing September 30, 2020	3,998	3,638,153
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	5,552	4,413,864
Floatel International Ltd.
Term Loan, 6.15%, Maturing June 27, 2020	3,847	3,212,343
MEG Energy Corp.
Term Loan, 4.63%, Maturing December 31, 2023	42,720	42,836,582

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	9,112	$3,582,219
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	25,496	17,209,539
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	337	279,417
Term Loan, 4.56%, Maturing December 16, 2020	904	749,216
Term Loan, 4.56%, Maturing December 16, 2020	6,499	5,385,892
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	897	776,413
Term Loan, 4.60%, Maturing October 1, 2019	1,468	1,271,129
Term Loan, 4.60%, Maturing October 1, 2019	11,079	9,592,833
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	536	482,018
Ultra Resources, Inc.
Term Loan, 4.00%, Maturing March 23, 2024	11,075	10,988,482

		$203,665,703

Publishing — 1.9%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	1,057	$547,221
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	16,528	16,634,349
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	41,706	37,031,780
Harland Clarke Holdings Corp.
Term Loan, 7.15%, Maturing December 31, 2021	5,062	5,103,843
Term Loan, 6.65%, Maturing February 9, 2022	8,821	8,850,915
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	8,284	8,408,750
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	5,081	5,093,372
Nielsen Finance, LLC
Term Loan, 2.99%, Maturing October 4, 2023	25,753	25,892,160
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	12,289	12,421,845
Springer Science+Business Media Deutschland GmbH
Term Loan, 6.30%, Maturing August 14, 2020	12,965	13,008,342
Tweddle Group, Inc.
Term Loan, 7.17%, Maturing October 24, 2022	8,073	8,133,358

		$141,125,935

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	5,849	$5,556,780
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	5,961	5,301,471
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	13,278	13,424,213
Term Loan, Maturing March 2, 2024(4)	4,200	4,234,125
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	40,287	31,612,675
Entercom Radio, LLC
Term Loan, 4.55%, Maturing November 1, 2023	17,531	17,662,586
Entravision Communications Corporation
Term Loan, 3.65%, Maturing May 31, 2020	12,570	12,625,077
Gray Television, Inc.
Term Loan, 3.48%, Maturing February 7, 2024	2,369	2,393,345
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	5,537	5,565,143
iHeartCommunications, Inc.
Term Loan, 7.74%, Maturing January 30, 2019	14,994	12,876,250
Term Loan, 8.49%, Maturing July 30, 2019	2,571	2,207,900
Mission Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	2,593	2,613,200
Nexstar Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	26,687	26,899,336
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, Maturing August 4, 2021	6,590	6,581,327
Sinclair Television Group, Inc.
Term Loan, 3.25%, Maturing January 3, 2024	17,581	17,644,967
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	74,357	73,928,777

		$241,127,172

Retailers (Except Food and Drug) — 3.4%
Bass Pro Group, LLC
Term Loan, 5.90%, Maturing June 9, 2018	3,225	$3,257,250
Term Loan, 6.15%, Maturing December 16, 2023	9,550	9,320,208
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	8,100	8,074,688
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	18,000	18,138,476
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	789	792,953
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	17,027	14,530,014

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	16,215	$14,856,712
Harbor Freight Tools USA, Inc.
Term Loan, 4.24%, Maturing August 19, 2023	18,303	18,298,164
J. Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021	23,293	15,548,007
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	9,800	9,432,791
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	13,494	13,497,272
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	20,031	16,032,563
Party City Holdings, Inc.
Term Loan, 4.17%, Maturing August 19, 2022	22,893	22,899,541
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	38,999	36,000,684
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	11,569	11,380,778
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	6,183	5,981,785
Rent-A-Center, Inc.
Term Loan, 3.99%, Maturing March 19, 2021	963	948,041
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	22,293	21,457,491
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	9,450	9,520,875
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	1,415	1,389,290

		$251,357,583

Steel — 1.0%
Atkore International, Inc.
Term Loan, 4.15%, Maturing December 22, 2023	13,296	$13,415,460
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	14,173	14,278,007
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	10,460	10,381,569
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	36,296	36,772,642

		$74,847,678

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.15%, Maturing March 15, 2022	9,786	$9,811,227

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023		7,543	$7,561,269
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022		978	979,909
Term Loan, 4.00%, Maturing July 31, 2022		3,217	3,222,293
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022		2,967	2,990,126
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021		20,473	18,962,894

			$43,527,718

Technology — 0.4%
Seattle Spinco, Inc.
Term Loan, Maturing April 30, 2024(4)		31,313	$31,469,799

			$31,469,799

Telecommunications — 4.5%
Arris Group, Inc.
Term Loan, Maturing April 19, 2024(4)		575	$579,125
Ciena Corporation
Term Loan, 3.49%, Maturing January 28, 2022		6,703	6,757,698
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)		7,875	7,941,898
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		12,218	12,321,590
Term Loan, Maturing October 5, 2023(4)		5,175	5,214,459
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing March 14, 2024	EUR	16,875	18,414,487
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023		11,775	10,921,313
Hargray Communications Group, Inc.
Term Loan, Maturing March 22, 2024(4)		3,500	3,522,603
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019		63,059	62,414,917
IPC Corp.
Term Loan, 5.67%, Maturing August 6, 2021		16,894	15,943,740
Level 3 Financing, Inc.
Term Loan, 3.24%, Maturing February 22, 2024		23,800	23,907,100
LSF9 Atlantis Holdings, LLC
Term Loan, Maturing April 21, 2023(4)		9,550	9,550,000
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024		15,625	15,657,547
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		9,464	9,519,652
Term Loan, 3.25%, Maturing June 10, 2022		1,958	1,965,304

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024	54,525	$54,632,905
Syniverse Holdings, Inc.
Term Loan, 4.15%, Maturing April 23, 2019	18,900	17,399,708
Term Loan, 4.17%, Maturing April 23, 2019	11,867	10,924,630
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023	41,755	42,155,617
U.S. Telepacific Corporation
Term Loan, Maturing April 17, 2023(4)	3,000	3,003,750

		$332,748,043

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.24%, Maturing May 3, 2020	818	$821,193
Term Loan, 3.49%, Maturing January 31, 2022	7,902	7,905,764
Calpine Corporation
Term Loan, 2.75%, Maturing November 30, 2017	6,764	6,772,091
Term Loan, 2.75%, Maturing December 26, 2019	3,925	3,934,463
Term Loan, 3.90%, Maturing January 15, 2024	37,242	37,416,343
Dayton Power & Light Company (The)
Term Loan, 4.25%, Maturing August 24, 2022	4,065	4,104,615
Dynegy, Inc.
Term Loan, 4.25%, Maturing February 7, 2024	20,800	20,819,573
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.30%, Maturing June 30, 2017	7,900	7,952,669
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021	1,045	1,055,317
Term Loan, 5.15%, Maturing December 19, 2021	23,208	23,444,835
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)	8,425	8,532,419
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022	1,688	1,637,287
Lightstone Generation, LLC
Term Loan, 5.50%, Maturing January 30, 2024	1,861	1,873,829
Term Loan, 5.50%, Maturing January 30, 2024	30,164	30,373,591
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021	8,911	7,930,690
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	10,488	8,678,975
Talen Energy Supply, LLC
Term Loan, 5.00%, Maturing April 15, 2024	6,850	6,815,750
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023	13,770	13,872,956

		$193,942,360

Total Senior Floating-Rate Loans (identified cost $8,503,870,509)		$8,429,720,967

Corporate Bonds & Notes — 3.7%

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.545%, 4/15/24(7)(8)	EUR	6,000	$6,527,302

			$6,527,302

Cable and Satellite Television — 0.0%(9)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)		1,825	$1,879,750

			$1,879,750

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20		24,250	$23,037,500
PQ Corp.
6.75%, 11/15/22(7)		3,000	3,262,470

			$26,299,970

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		20,375	$21,011,719
4.658%, 7/15/21(7)(8)		6,975	7,149,375

			$28,161,094

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(7)		9,841	$10,099,326
7.00%, 3/15/24(7)		12,794	13,081,865

			$23,181,191

Electronics / Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(7)		10,400	$11,414,000

			$11,414,000

Entertainment — 0.1%
Vougeot Bidco PLC
7.875%, 7/15/20(7)	GBP	3,500	$4,699,262
Vue International Bidco PLC
4.918%, 7/15/20(7)(8)	EUR	2,875	3,152,547

			$7,851,809

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		750	$800,882

			$800,882

Food Products — 0.3%
Iceland Bondco PLC
4.586%, 7/15/20(7)(8)	GBP	12,425	$16,173,475
6.25%, 7/15/21(7)	GBP	3,925	5,290,130

			$21,463,605

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$11,591,750
6.25%, 3/31/23		13,375	13,659,219
HCA, Inc.
4.75%, 5/1/23		4,650	4,894,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		21,975	23,488,528
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,187,500
4.375%, 10/1/21		6,225	6,248,344

			$73,069,466

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.358%, 11/15/19(7)(8)	GBP	6,500	$8,460,889

			$8,460,889

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,336,500

			$4,336,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,459	$6,687,184
9.00%, 2/15/20(6)		2,459	3,015,217
9.00%, 2/15/20(6)		6,246	7,658,652

			$17,361,053

Security		Principal Amount* (000’s omitted)	Value

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	$4,180,000

			$4,180,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,850,750

			$6,850,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,416,334
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,232,593

			$4,648,927

Retailers (Except Food and Drug) — 0.1%
B&M European Value Retail S.A.
4.125%, 2/1/22(7)	GBP	750	$1,016,644
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		8,600	7,170,250

			$8,186,894

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.921%, 4/30/19(7)(8)	EUR	4,825	$5,337,295
6.50%, 4/30/20(7)		3,150	3,263,400

			$8,600,695

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,097,500
5.875%, 1/15/24(7)		5,000	5,275,000
5.25%, 6/1/26(7)		7,675	7,761,344

			$15,133,844

Total Corporate Bonds & Notes (identified cost $276,842,842)			$278,408,621

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class DR, 8.608%, 10/15/27(7)(8)	$2,000	$2,039,863
Series 2013-7RA, Class DR, 8.298%, 10/15/28(7)(8)	3,000	3,053,753
Series 2015-16A, Class D, 6.508%, 7/15/27(7)(8)	3,000	2,947,665
Apidos CLO XIV
Series 2013-14A, Class D, 4.658%, 4/15/25(7)(8)	3,000	2,999,139
Series 2013-14A, Class E, 5.558%, 4/15/25(7)(8)	1,500	1,443,804
Apidos CLO XVII
Series 2014-17A, Class C, 4.458%, 4/17/26(7)(8)	1,500	1,495,309
Series 2014-17A, Class D, 5.908%, 4/17/26(7)(8)	1,500	1,450,612
Apidos CLO XXI
Series 2015-21A, Class D, 6.708%, 7/18/27(7)(8)	1,500	1,481,547
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.058%, 10/17/24(7)(8)	2,000	1,988,754
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.408%, 7/17/25(7)(8)	1,670	1,592,764
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.656%, 4/20/25(7)(8)	2,475	2,478,668
Series 2013-IA, Class E, 5.556%, 4/20/25(7)(8)	1,500	1,446,704
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.258%, 7/15/26(7)(8)	2,175	2,155,917
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.558%, 7/15/25(7)(8)	2,000	1,999,120
Series 2013-3A, Class D, 5.758%, 7/15/25(7)(8)	1,600	1,583,902
Series 2016-4A, Class D, 8.056%, 10/20/27(7)(8)	1,500	1,536,082
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.256%, 10/20/28(7)(8)	2,000	2,004,032
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.156%, 10/20/27(7)(8)	2,000	2,022,141
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.658%, 7/20/26(7)(8)	1,750	1,750,810
Series 2014-12A, Class E, 6.258%, 7/20/26(7)(8)	1,750	1,722,031
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 8.786%, 11/14/27(7)(8)	2,000	2,027,151
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.552%, 11/20/27(7)(8)	3,000	3,061,811
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.656%, 4/20/25(7)(8)	2,900	2,894,301
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class E, 5.658%, 7/17/25(7)(8)	1,800	1,736,869
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.258%, 10/17/27(7)(8)	2,450	2,426,718
Series 2014-1A, Class DR, 8.058%, 1/17/27(7)(8)	1,900	1,902,455

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.606%, 10/20/27(7)(8)	$2,900	$2,850,683

Total Asset-Backed Securities (identified cost $54,280,339)		$56,092,605

Common Stocks — 0.5%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(10)(11)	168	$2,674,712

		$2,674,712

Automotive — 0.0%(9)
Dayco Products, LLC(3)(10)(11)	48,926	$1,541,169

		$1,541,169

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(11)	41,829,101	$0
RCS Capital Corp.(3)(10)(11)	435,169	5,983,574

		$5,983,574

Electronics / Electrical — 0.1%
Answers Corp.(10)(11)	642,963	$8,840,741

		$8,840,741

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(11)	319,499	$455,286

		$455,286

Lodging and Casinos — 0.0%(9)
Tropicana Entertainment, Inc.(10)(11)	40,751	$1,420,172

		$1,420,172

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(11)	1,769	$0

		$0

Oil and Gas — 0.1%
Samson Resources II, LLC, Class A(10)(11)	387,972	$6,401,538
Southcross Holdings Group, LLC(3)(10)(11)	573	0
Southcross Holdings L.P., Class A(10)(11)	573	307,988

		$6,709,526

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing — 0.1%
ION Media Networks, Inc.(3)(10)	13,247	$5,944,591
MediaNews Group, Inc.(3)(10)(11)	66,239	2,370,028
Nelson Education, Ltd.(3)(10)(11)	169,215	0

		$8,314,619

Total Common Stocks (identified cost $23,846,152)		$35,939,799

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(10)(11)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(12)	114,354,636	$114,388,942

Total Short-Term Investments (identified cost $114,387,524)		$114,388,942

Total Investments — 119.1% (identified cost $8,976,512,286)		$8,914,550,934

Less Unfunded Loan Commitments — (0.1)%		$(8,745,772)

Net Investments — 119.0% (identified cost $8,967,766,514)		$8,905,805,162

Other Assets, Less Liabilities — (19.0)%		$(1,419,773,935)

Net Assets — 100.0%		$7,486,031,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity May be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities May be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $217,757,182 or 2.9% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(9)	Amount is less than 0.05%.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and May be subject to restrictions on resale.

(11)	Non-income producing security.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	22,494,198	CAD	29,444,095	HSBC Bank USA, N.A.	5/31/17	$915,343	$—
USD	6,503,016	EUR	6,000,000	HSBC Bank USA, N.A.	5/31/17	—	(41,543)
USD	70,315,754	EUR	66,146,849	State Street Bank and Trust Company	5/31/17	—	(1,834,571)
USD	13,779,659	EUR	12,875,000	State Street Bank and Trust Company	5/31/17	—	(263,873)
USD	3,720,149	EUR	3,425,000	State Street Bank and Trust Company	5/31/17	—	(15,703)
USD	1,356,227	EUR	1,250,000	State Street Bank and Trust Company	5/31/17	—	(7,223)
USD	2,823,411	GBP	2,252,907	HSBC Bank USA, N.A.	5/31/17	—	(96,758)
USD	5,156,802	GBP	4,030,000	State Street Bank and Trust Company	5/31/17	—	(66,796)
USD	28,908,066	EUR	27,000,000	Goldman Sachs International	6/30/17	—	(590,201)
USD	74,422,467	EUR	68,821,944	HSBC Bank USA, N.A.	6/30/17	—	(767,460)
USD	24,429,201	GBP	19,595,092	Goldman Sachs International	6/30/17	—	(992,999)
USD	100,769,478	EUR	92,085,788	Goldman Sachs International	7/31/17	2,575	—
USD	21,631,832	GBP	16,793,597	State Street Bank and Trust Company	7/31/17	—	(174,984)

						$917,918	$(4,852,111)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $8,853,378,990)	$8,791,416,220
Affiliated investment, at value (identified cost, $114,387,524)	114,388,942
Cash	34,268,279
Restricted cash*	6,240,000
Foreign currency, at value (identified cost, $44,838,516)	44,847,797
Interest receivable	25,363,949
Dividends receivable from affiliated investment	60,745
Receivable for investments sold	5,001,804
Receivable for open forward foreign currency exchange contracts	917,918
Prepaid upfront fees on notes payable	1,736,060
Prepaid expenses	197,133
Total assets	$9,024,438,847

Liabilities
Notes payable	$975,000,000
Payable for investments purchased	553,439,054
Payable for open forward foreign currency exchange contracts	4,852,111
Payable to affiliates:
Investment adviser fee	2,828,982
Trustees’ fees	8,458
Accrued expenses	2,279,015
Total liabilities	$1,538,407,620
Commitments and contingencies (Note 10)
Net Assets applicable to investors’ interest in Portfolio	$7,486,031,227

Sources of Net Assets
Investors’ capital	$7,553,144,166
Net unrealized depreciation	(67,112,939)
Total	$7,486,031,227

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income	$173,870,134
Dividends	1,806,816
Dividends from affiliated investment	428,735
Total investment income	$176,105,685

Expenses
Investment adviser fee	$15,103,573
Trustees’ fees and expenses	53,542
Custodian fee	716,391
Legal and accounting services	330,809
Interest expense and fees	9,042,855
Miscellaneous	146,003
Total expenses	$25,393,173

Net investment income	$150,712,512

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(17,779,443)
Investment transactions — affiliated investment	16,286
Foreign currency and forward foreign currency exchange contract transactions	7,210,328
Net realized loss	$(10,552,829)
Change in unrealized appreciation (depreciation) —
Investments	$108,935,993
Investments — affiliated investment	(5,340)
Foreign currency and forward foreign currency exchange contracts	(9,835,669)
Net change in unrealized appreciation (depreciation)	$99,094,984

Net realized and unrealized gain	$88,542,155

Net increase in net assets from operations	$239,254,667

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$150,712,512	$267,371,374
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(10,552,829)	(114,501,111)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	99,094,984	215,303,495
Net increase in net assets from operations	$239,254,667	$368,173,758
Capital transactions —
Contributions	$2,002,920,381	$743,046,528
Withdrawals	(81,781,671)	(1,125,614,046)
Net increase (decrease) in net assets from capital transactions	$1,921,138,710	$(382,567,518)

Net increase (decrease) in net assets	$2,160,393,377	$(14,393,760)

Net Assets
At beginning of period	$5,325,637,850	$5,340,031,610
At end of period	$7,486,031,227	$5,325,637,850

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2017
Net increase in net assets from operations	$239,254,667
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(3,992,006,227)
Investments sold and principal repayments	1,841,165,878
Increase in short-term investments, net	(25,203,974)
Net amortization/accretion of premium (discount)	(3,372,062)
Amortization of prepaid upfront fees on notes payable	994,595
Increase in restricted cash	(2,747,690)
Increase in interest and dividends receivable	(613,057)
Increase in dividends receivable from affiliated investment	(60,745)
Decrease in receivable for open forward foreign currency exchange contracts	4,456,609
Increase in prepaid expenses	(30,161)
Decrease in payable for cash collateral due to brokers	(3,492,310)
Increase in payable for open forward foreign currency exchange contracts	4,315,411
Increase in payable to affiliate for investment adviser fee	630,072
Increase in payable to affiliate for Trustees’ fees	2,791
Decrease in accrued expenses	(254,499)
Increase in unfunded loan commitments	1,813,842
Net change in unrealized (appreciation) depreciation from investments	(108,930,653)
Net realized loss from investments	17,763,157
Net cash used in operating activities	$(2,026,314,356)

Cash Flows From Financing Activities
Proceeds from capital contributions	$2,002,920,381
Payments for capital withdrawals	(81,781,671)
Proceeds from notes payable	475,000,000
Repayments of notes payable	(350,000,000)
Payment of prepaid upfront fees on notes payable	(2,000,000)
Net cash provided by financing activities	$2,044,138,710

Net increase in cash*	$17,824,354

Cash at beginning of period(1)	$61,291,722

Cash at end of period(1)	$79,116,076

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$10,078,209

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(13,275).

(1)	Balance includes foreign currency, at value.

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.51	%(2)	0.58%	0.58%	0.55%	0.52%	0.61%
Interest and fee expense	0.28	%(2)	0.44%	0.34%	0.27%	0.22%	0.34%
Total expenses(1)	0.79	%(2)	1.02%	0.92%	0.82%	0.74%	0.95%
Net investment income	4.66	%(2)	5.52%	5.09%	4.80%	4.97%	5.73%
Portfolio Turnover	24	%(3)	38%	27%	38%	29%	37%

Total Return	3.87	%(3)	8.32%	0.72%	2.84%	6.25%	9.94%

Net assets, end of period (000’s omitted)	$7,486,031		$5,325,638	$5,340,032	$6,497,751	$7,113,677	$3,241,781

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Real Return Fund held an interest of 97.4%, 2.1% and 0.5% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

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Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee totaled $15,103,573 or 0.47% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $4,156,260,365 and $1,829,979,163, respectively, for the six months ended April 30, 2017. Included in purchases are the cost of securities purchased by the Portfolio from investment companies or accounts advised by EVM or its affiliates of $433,178,829. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,968,702,334

Gross unrealized appreciation	$79,157,578
Gross unrealized depreciation	(142,054,750)

Net unrealized depreciation	$(62,897,172)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $4,852,111. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,240,000 at April 30, 2017.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

43

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$917,918	$(4,852,111)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$2,575	$(2,575)	$—	$—	$—
HSBC Bank USA, N.A.	915,343	(905,761)	—	—	9,582

	$917,918	$(908,336)	$—	$—	$9,582

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(1,583,200)	$2,575	$—	$1,580,625	$—
HSBC Bank USA, N.A.	(905,761)	905,761	—	—	—
State Street Bank and Trust Company	(2,363,150)	—	—	2,363,150	—

	$(4,852,111)	$908,336	$—	$3,943,775	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$5,564,505	$(8,772,020)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding (based on the absolute value of notional amounts of currency purchased and currency sold) during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $293,685,000.

6  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.0 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged based on the conduits’ commercial paper issuance rate or, for the portion of borrowings from direct bank lenders, one-month LIBOR or prime rate and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2018, the Portfolio also pays an annual fee equal to 0.67% on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the six months ended April 30, 2017 totaled $4,672,368 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 13, 2017, the Portfolio paid an upfront fee of $2,000,000, which is being amortized to interest expense through March 12, 2018. The unamortized balance at April 30, 2017 is $1,736,060 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2017, the Portfolio had borrowings outstanding under the Agreement of $975,000,000 at an interest rate of 1.04%. The carrying amount of the borrowings at April 30, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. For the six months ended April 30, 2017, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $753,176,796 and 0.88%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

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Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,405,553,859	$15,421,336	$8,420,975,195
Corporate Bonds & Notes	—	278,408,621	—	278,408,621
Asset-Backed Securities	—	56,092,605	—	56,092,605
Common Stocks	1,420,172	16,005,553	18,514,074	35,939,799
Convertible Preferred Stocks	—	—	0	0

Short-Term Investments	—	114,388,942	—	114,388,942

Total Investments	$1,420,172	$8,870,449,580	$33,935,410	$8,905,805,162

Forward Foreign Currency Exchange Contracts	$—	$917,918	$—	$917,918

Total	$1,420,172	$8,871,367,498	$33,935,410	$8,906,723,080

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,852,111)	$—	$(4,852,111)

Total	$—	$(4,852,111)	$—	$(4,852,111)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.09% of net assets at April 30, 2017). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

46

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any

49

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

50

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.17

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	47

Officers and Trustees	51

Important Notices	52

Eaton Vance

Floating-Rate Fund

April 30, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	3.39%	8.17%	3.84%	3.53%
Class A at NAV	05/05/2003	02/07/2001	3.45	8.26	3.84	3.54
Class A with 2.25% Maximum Sales Charge	—	—	1.13	5.78	3.38	3.30
Class B at NAV	02/05/2001	02/05/2001	2.90	7.38	3.07	2.76
Class B with 5% Maximum Sales Charge	—	—	–2.10	2.38	2.71	2.76
Class C at NAV	02/01/2001	02/01/2001	3.01	7.37	3.07	2.77
Class C with 1% Maximum Sales Charge	—	—	2.01	6.37	3.07	2.77
Class I at NAV	01/30/2001	01/30/2001	3.52	8.44	4.10	3.78
Class R6 at NAV	12/01/2016	01/30/2001	3.65	8.58	4.13	3.80
S&P/LSTA Leveraged Loan Index	—	—	3.03%	8.06%	4.51%	4.53%

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I	Class R6
Gross	1.06%	1.06%	1.81%	1.81%	0.81%	0.76%
Net	1.04	1.04	1.79	1.79	0.79	0.74

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2017

Fund Profile4

Top 10 Issuers (% of total investments)5

Valeant Pharmaceuticals International, Inc.	1.3%

Reynolds Group Holdings, Inc.	1.1

Infor (US), Inc.	1.0

Virgin Media Investment Holdings Limited	1.0

Ineos US Finance, LLC	1.0

TransDigm, Inc.	1.0

1011778 B.C. Unlimited Liability Company	0.9

Calpine Corporation	0.9

Change Healthcare Holdings, Inc.	0.8

Albertsons, LLC	0.8

Total	9.8%

Credit Quality (% of bonds, loans and asset-backed securities)6

Top 10 Sectors (% of total investments)5

Health Care	9.3%

Electronics/Electrical	8.7

Business Equipment and Services	7.7

Chemicals and Plastics	4.5

Telecommunications	3.9

Industrial Equipment	3.7

Drugs	3.6

Cable and Satellite Television	3.5

Lodging and Casinos	3.4

Retailers (Except Food and Drug)	3.3

Total	51.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Effective 6/1/17, net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017) for Advisers Class, Class A, Class B, Class C and Class I and (December 1, 2016 – April 30, 2017) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual*
Advisers Class	$1,000.00	$1,033.90	$5.35	1.06%
Class A	$1,000.00	$1,034.50	$5.35	1.06%
Class B	$1,000.00	$1,029.00	$9.11	1.81%
Class C	$1,000.00	$1,030.10	$9.11	1.81%
Class I	$1,000.00	$1,035.20	$4.09	0.81%
Class R6	$1,000.00	$1,033.30	$3.15	0.75%

Hypothetical**
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.50	$5.31	1.06%
Class A	$1,000.00	$1,019.50	$5.31	1.06%
Class B	$1,000.00	$1,015.80	$9.05	1.81%
Class C	$1,000.00	$1,015.80	$9.05	1.81%
Class I	$1,000.00	$1,020.80	$4.06	0.81%
Class R6	$1,000.00	$1,021.10	$3.76	0.75%

*	Class R6 had not commenced operations on November 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 151/365 for Class R6 (to reflect the period from commencement of operations on December 1, 2016 to April 30, 2017). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016 (December 1, 2016 for Class R6). The Example reflects the expenses of both the Fund and the Portfolio.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016 (December 1, 2016 for Class R6). The Example relects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $8,287,842,069)	$8,223,972,537
Receivable for Fund shares sold	23,886,278
Total assets	$8,247,858,815

Liabilities
Payable for Fund shares redeemed	$20,385,916
Distributions payable	5,596,390
Payable to affiliates:
Administration fee	1,004,541
Distribution and service fees	869,423
Trustees’ fees	42
Accrued expenses	1,219,233
Total liabilities	$29,075,545
Net Assets	$8,218,783,270

Sources of Net Assets
Paid-in capital	$8,574,583,492
Accumulated net realized loss from Portfolio	(286,312,980)
Accumulated distributions in excess of net investment income	(5,617,710)
Net unrealized depreciation from Portfolio	(63,869,532)
Total	$8,218,783,270

Advisers Class Shares
Net Assets	$331,571,179
Shares Outstanding	36,802,597
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class A Shares
Net Assets	$1,065,490,555
Shares Outstanding	114,344,686
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.32
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.53

Class B Shares
Net Assets	$6,212,714
Shares Outstanding	690,759
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.99

Class C Shares
Net Assets	$695,378,634
Shares Outstanding	77,280,509
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.00

Class I Shares
Net Assets	$5,849,626,330
Shares Outstanding	648,945,751
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class R6 Shares
Net Assets	$270,503,858
Shares Outstanding	29,986,781
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.02

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income allocated from Portfolio	$169,503,086
Dividends allocated from Portfolio	6,542,862
Expenses allocated from Portfolio	(21,661,422)
Total investment income from Portfolio	$154,384,526

Expenses
Administration fee	$5,700,775
Distribution and service fees
Advisers Class	449,284
Class A	1,377,009
Class B	34,012
Class C	3,459,748
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	2,385,377
Legal and accounting services	94,823
Printing and postage	587,424
Registration fees	210,040
Miscellaneous	30,064
Total expenses	$14,358,630

Net investment income	$140,025,896

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(25,599,679)
Foreign currency and forward foreign currency exchange contract transactions	6,959,893
Net realized loss	$(18,639,786)
Change in unrealized appreciation (depreciation) —
Investments	$145,356,284
Foreign currency and forward foreign currency exchange contracts	(9,561,596)
Net change in unrealized appreciation (depreciation)	$135,794,688

Net realized and unrealized gain	$117,154,902

Net increase in net assets from operations	$257,180,798

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$140,025,896	$311,522,566
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(18,639,786)	(191,898,076)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	135,794,688	313,894,764
Net increase in net assets from operations	$257,180,798	$433,519,254
Distributions to shareholders —
From net investment income
Advisers Class	$(6,421,613)	$(14,176,901)
Class A	(19,672,648)	(45,102,748)
Class B	(96,475)	(287,465)
Class C	(9,779,480)	(23,390,470)
Class I	(100,811,609)	(222,315,389)
Class R6	(3,205,511)	—
Tax return of capital
Advisers Class	—	(291,398)
Class A	—	(923,921)
Class B	—	(5,858)
Class C	—	(484,348)
Class I	—	(4,567,349)
Total distributions to shareholders	$(139,987,336)	$(311,545,847)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$100,158,773	$57,164,551
Class A	267,851,808	255,843,634
Class B	108,455	412,082
Class C	67,996,470	75,999,238
Class I	2,046,167,454	2,060,914,876
Class R6	304,438,334	—
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	6,373,051	14,346,824
Class A	17,540,762	41,285,089
Class B	92,524	275,836
Class C	7,838,730	18,973,760
Class I	72,032,863	147,729,667
Class R6	3,205,511	—
Cost of shares redeemed
Advisers Class	(118,709,979)	(160,647,840)
Class A	(305,155,513)	(571,580,317)
Class B	(964,151)	(2,755,686)
Class C	(82,279,251)	(210,814,236)
Class I	(1,310,952,344)	(3,487,626,173)
Class R6	(38,879,637)	—
Net asset value of shares exchanged
Class A	554,220	1,180,973
Class B	(554,220)	(1,180,973)
Net increase (decrease) in net assets from Fund share transactions	$1,036,863,860	$(1,760,478,695)

Net increase (decrease) in net assets	$1,154,057,322	$(1,638,505,288)

Net Assets
At beginning of period	$7,064,725,948	$8,703,231,236
At end of period	$8,218,783,270	$7,064,725,948

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,617,710)	$(5,656,270)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.870		$8.670	$9.010	$9.170	$9.090	$8.850

Income (Loss) From Operations
Net investment income(1)	$0.159		$0.352	$0.339	$0.314	$0.339	$0.382
Net realized and unrealized gain (loss)	0.140		0.200	(0.339)	(0.154)	0.081	0.239

Total income from operations	$0.299		$0.552	$—	$0.160	$0.420	$0.621

Less Distributions
From net investment income	$(0.159)		$(0.345)	$(0.327)	$(0.320)	$(0.340)	$(0.381)
Tax return of capital	—		(0.007)	(0.013)	—	—	—

Total distributions	$(0.159)		$(0.352)	$(0.340)	$(0.320)	$(0.340)	$(0.381)

Net asset value — End of period	$9.010		$8.870	$8.670	$9.010	$9.170	$9.090

Total Return(2)	3.39	%(3)	6.57%	(0.03)%	1.76%	4.69%	7.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$331,571		$338,079	$421,431	$562,524	$671,736	$519,542
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.06	%(6)	1.07%	1.03%	0.99%	0.99%	1.02%
Net investment income	3.58	%(6)	4.10%	3.81%	3.44%	3.70%	4.26%
Portfolio Turnover of the Portfolio	26	%(3)	27%	19%	34%	32%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.170		$8.970	$9.310	$9.480	$9.410	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.364	$0.351	$0.324	$0.348	$0.395
Net realized and unrealized gain (loss)	0.150		0.200	(0.339)	(0.163)	0.074	0.248

Total income from operations	$0.314		$0.564	$0.012	$0.161	$0.422	$0.643

Less Distributions
From net investment income	$(0.164)		$(0.357)	$(0.338)	$(0.331)	$(0.352)	$(0.393)
Tax return of capital	—		(0.007)	(0.014)	—	—	—

Total distributions	$(0.164)		$(0.364)	$(0.352)	$(0.331)	$(0.352)	$(0.393)

Net asset value — End of period	$9.320		$9.170	$8.970	$9.310	$9.480	$9.410

Total Return(2)	3.45	%(3)	6.50%	0.10%	1.70%	4.55%	7.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,065,491		$1,067,045	$1,323,646	$1,881,548	$2,674,354	$1,620,675
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.06	%(6)	1.07%	1.03%	0.99%	0.99%	1.02%
Net investment income	3.57	%(6)	4.11%	3.81%	3.43%	3.68%	4.26%
Portfolio Turnover of the Portfolio	26	%(3)	27%	19%	34%	32%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.860		$8.660	$8.990	$9.150	$9.080	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.126		$0.288	$0.272	$0.245	$0.273	$0.312
Net realized and unrealized gain (loss)	0.129		0.199	(0.330)	(0.154)	0.069	0.241

Total income (loss) from operations	$0.255		$0.487	$(0.058)	$0.091	$0.342	$0.553

Less Distributions
From net investment income	$(0.125)		$(0.281)	$(0.261)	$(0.251)	$(0.272)	$(0.313)
Tax return of capital	—		(0.006)	(0.011)	—	—	—

Total distributions	$(0.125)		$(0.287)	$(0.272)	$(0.251)	$(0.272)	$(0.313)

Net asset value — End of period	$8.990		$8.860	$8.660	$8.990	$9.150	$9.080

Total Return(2)	2.90	%(3)	5.78%	(0.67)%	0.99%	3.80%	6.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,213		$7,422	$10,544	$16,859	$23,143	$25,325
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.81	%(6)	1.82%	1.78%	1.74%	1.74%	1.77%
Net investment income	2.84	%(6)	3.37%	3.05%	2.69%	2.98%	3.49%
Portfolio Turnover of the Portfolio	26	%(3)	27%	19%	34%	32%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.860		$8.660	$9.000	$9.160	$9.080	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.287	$0.272	$0.245	$0.269	$0.314
Net realized and unrealized gain (loss)	0.140		0.200	(0.339)	(0.154)	0.083	0.239

Total income (loss) from operations	$0.265		$0.487	$(0.067)	$0.091	$0.352	$0.553

Less Distributions
From net investment income	$(0.125)		$(0.281)	$(0.262)	$(0.251)	$(0.272)	$(0.313)
Tax return of capital	—		(0.006)	(0.011)	—	—	—

Total distributions	$(0.125)		$(0.287)	$(0.273)	$(0.251)	$(0.272)	$(0.313)

Net asset value — End of period	$9.000		$8.860	$8.660	$9.000	$9.160	$9.080

Total Return(2)	3.01	%(3)	5.78%	(0.67)%	0.88%	3.92%	6.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$695,379		$691,050	$793,845	$956,256	$1,065,313	$789,512
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.81	%(6)	1.82%	1.78%	1.74%	1.74%	1.77%
Net investment income	2.83	%(6)	3.36%	3.06%	2.69%	2.94%	3.51%
Portfolio Turnover of the Portfolio	26	%(3)	27%	19%	34%	32%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.880		$8.680	$9.010	$9.170	$9.100	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.374	$0.362	$0.336	$0.359	$0.403
Net realized and unrealized gain (loss)	0.130		0.199	(0.330)	(0.153)	0.075	0.240

Total income from operations	$0.300		$0.573	$0.032	$0.183	$0.434	$0.643

Less Distributions
From net investment income	$(0.170)		$(0.365)	$(0.348)	$(0.343)	$(0.364)	$(0.403)
Tax return of capital	—		(0.008)	(0.014)	—	—	—

Total distributions	$(0.170)		$(0.373)	$(0.362)	$(0.343)	$(0.364)	$(0.403)

Net asset value — End of period	$9.010		$8.880	$8.680	$9.010	$9.170	$9.100

Total Return(2)	3.52	%(3)	6.72%	0.33%	2.01%	4.84%	7.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,849,626		$4,961,131	$6,153,765	$8,310,640	$9,760,086	$4,876,648
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.81	%(6)	0.82%	0.78%	0.74%	0.74%	0.77%
Net investment income	3.82	%(6)	4.36%	4.06%	3.68%	3.91%	4.50%
Portfolio Turnover of the Portfolio	26	%(3)	27%	19%	34%	32%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Financial Highlights — continued

	Class R6
	Period Ended April 30, 2017 (Unaudited)(1)
Net asset value — Beginning of period	$8.870

Income (Loss) From Operations
Net investment income	$0.144
Net realized and unrealized gain	0.150

Total income from operations	$0.294

Less Distributions
From net investment income	$(0.144)

Total distributions	$(0.144)

Net asset value — End of period	$9.020

Total Return(2)	3.33	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$270,504
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.75	%(5)
Net investment income	3.79	%(5)
Portfolio Turnover of the Portfolio	26	%(3)(6)

(1)	For the period from the commencement of operations, December 1, 2016, to April 30, 2017.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	For the Portfolio’s six months ended April 30, 2017.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.0% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

15

Eaton Vance

Floating-Rate Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $61,533,796 and deferred capital losses of $224,919,015 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($32,557,773) and October 31, 2018 ($28,976,023) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $820,679 are short-term and $224,098,336 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $5,700,775. Effective June 1, 2017, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual Fund operating expenses (relating to ordinary operating expenses only) exceed 1.04%, 1.04%, 1.79%, 1.79%, 0.79% and 0.74% of the Fund’s average daily net assets for Advisers Class, Class A, Class B, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 28, 2019. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $87,897 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $37,140 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $449,284 for Advisers Class shares and $1,377,009 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $25,509 and $2,594,811 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $8,503 and $864,937 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

16

Eaton Vance

Floating-Rate Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $1,000 and $25,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,240,998,170 and $361,058,707, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	11,229,901	6,658,722
Issued to shareholders electing to receive payments of distributions in Fund shares	710,781	1,671,852
Redemptions	(13,247,081)	(18,805,827)

Net decrease	(1,306,399)	(10,475,253)

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	28,971,453	28,950,875
Issued to shareholders electing to receive payments of distributions in Fund shares	1,891,618	4,656,209
Redemptions	(32,879,093)	(64,987,437)
Exchange from Class B shares	59,781	132,292

Net decrease	(1,956,241)	(31,248,061)

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	12,148	48,643
Issued to shareholders electing to receive payments of distributions in Fund shares	10,346	32,236
Redemptions	(107,826)	(323,746)
Exchange to Class A shares	(61,956)	(136,753)

Net decrease	(147,288)	(379,620)

17

Eaton Vance

Floating-Rate Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	7,607,961	8,857,874
Issued to shareholders electing to receive payments of distributions in Fund shares	875,272	2,213,970
Redemptions	(9,199,474)	(24,709,258)

Net decrease	(716,241)	(13,637,414)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	228,212,880	239,791,094
Issued to shareholders electing to receive payments of distributions in Fund shares	8,032,452	17,197,744
Redemptions	(146,252,966)	(407,134,327)

Net increase (decrease)	89,992,366	(150,145,489)

Class R6	Period Ended April 30, 2017 (Unaudited)(1)

Sales	33,953,420
Issued to shareholders electing to receive payments of distributions in Fund shares	355,930
Redemptions	(4,322,569)

Net increase	29,986,781

(1) Class	R6 commenced operations on December 1, 2016.

18

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.8%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		5,347	$5,290,949
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,195	5,755,628
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019		55,462	55,300,175
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020		28,609	28,702,259
Term Loan, 4.14%, Maturing June 4, 2021		33,940	34,039,254
Term Loan, 3.99%, Maturing June 9, 2023		28,913	28,903,746
Wesco Aircraft Hardware Corp.
Term Loan, 4.00%, Maturing October 4, 2021		12,675	12,680,286

			$170,672,297

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 3.24%, Maturing April 6, 2024		39,025	$38,912,803
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023		6,381	6,402,455
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		19,621	19,694,279
FCA US, LLC
Term Loan, 2.99%, Maturing December 31, 2018		10,000	10,065,630
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		57,528	57,534,255
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.99%, Maturing April 30, 2019		16,217	16,412,950
Horizon Global Corporation
Term Loan, 5.50%, Maturing June 29, 2021		6,050	6,087,381
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)		12,300	12,453,750
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		10,598	10,624,934
TI Group Automotive Systems, LLC
Term Loan, 3.74%, Maturing June 30, 2022		21,856	22,019,697
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,905	8,685,848
Tower Automotive Holdings USA, LLC
Term Loan, 3.75%, Maturing March 7, 2024		17,864	17,849,437

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Visteon Corporation
Term Loan, 3.33%, Maturing March 24, 2024		2,500	$2,517,187

			$229,260,606

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.25%, Maturing March 20, 2024		5,650	$5,734,750
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020		10,981	9,553,687
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)		3,000	1,875,000
Jacobs Douwe Egberts International B.V.
Term Loan, Maturing July 2, 2022(4)	EUR	4,500	4,901,849
Term Loan, Maturing July 2, 2022(4)		8,451	8,450,709

			$30,515,995

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,051	$11,161,026
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		33,878	32,353,629
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021		9,204	8,835,480
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)		5,525	5,604,422

			$57,954,557

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, Maturing October 31, 2023		32,125	$32,369,278
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		12,814	12,941,635
Capital Automotive L.P.
Term Loan, 4.00%, Maturing March 24, 2024		5,000	5,047,915
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020		15,631	15,763,083
DTZ U.S. Borrower, LLC
Term Loan, 4.34%, Maturing November 4, 2021		30,663	30,867,987
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		4,915	4,931,962

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		7,519	$7,627,492
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	8,625	9,394,036
Ply Gem Industries, Inc.
Term Loan, 4.15%, Maturing February 1, 2021		8,358	8,409,327
Quikrete Holdings, Inc.
Term Loan, 4.24%, Maturing November 15, 2023		36,184	36,493,399
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023		21,752	21,846,888
Realogy Corporation
Term Loan, 2.98%, Maturing July 20, 2021		4,968	4,962,144
Term Loan, 3.24%, Maturing July 20, 2022		10,986	11,079,796
Summit Materials Companies I, LLC
Term Loan, 3.74%, Maturing July 17, 2022		7,639	7,724,876
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023		7,990	8,081,410

			$217,541,228

Business Equipment and Services — 7.9%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		12,609	$11,766,152
AlixPartners, LLP
Term Loan, 4.15%, Maturing July 28, 2022		22,750	22,913,527
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		8,323	7,417,645
Camelot UK Holdco Limited
Term Loan, 4.50%, Maturing October 3, 2023		20,049	20,162,027
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022		5,920	5,942,539
CCC Information Services, Inc.
Term Loan, 4.04%, Maturing March 29, 2024		14,075	14,042,008
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024		77,275	77,585,491
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019		17,630	17,839,103
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022		3,496	3,554,553
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019		35,856	27,070,995

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
DigitalGlobe, Inc.
Term Loan, 3.74%, Maturing January 15, 2024		8,229	$8,273,954
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		9,764	6,932,149
Term Loan, 5.66%, Maturing July 2, 2020(3)		5,464	3,879,335
Term Loan, 8.66%, Maturing July 2, 2020(3)		10,387	0
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019		58,654	59,078,959
Term Loan, 6.04%, Maturing February 9, 2023		1,990	2,006,377
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020		10,890	11,028,732
First Data Corporation
Term Loan, 2.99%, Maturing June 2, 2020		21,281	21,355,448
Term Loan, 3.99%, Maturing July 10, 2022		44,855	45,144,588
Garda World Security Corporation
Term Loan, 4.01%, Maturing November 6, 2020		1,887	1,895,561
Term Loan, 4.01%, Maturing November 6, 2020		12,274	12,329,266
Term Loan, 4.75%, Maturing November 6, 2020	CAD	12,190	8,919,279
Gartner, Inc.
Term Loan, 2.99%, Maturing March 20, 2022		3,000	3,013,125
Global Payments, Inc.
Term Loan, Maturing April 22, 2023(4)		6,425	6,465,156
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021		27,713	27,955,856
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		16,175	16,372,141
ION Trading Finance Limited
Term Loan, 4.00%, Maturing August 11, 2023	EUR	15,278	16,829,997
Term Loan, 4.15%, Maturing August 11, 2023		9,827	9,836,582
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		9,328	9,398,086
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		21,615	21,781,537
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		62,419	62,713,490
MCS AMS Sub-Holdings, LLC
Term Loan, 7.65%, Maturing October 15, 2019		12,573	12,446,930
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022		22,981	23,362,002
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		10,944	10,981,658

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		17,477	$17,674,867
ServiceMaster Company
Term Loan, 3.48%, Maturing November 8, 2023		37,307	37,640,542
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		38,137	38,220,561
Tempo Acquisition, LLC
Term Loan, Maturing March 15, 2024(4)		9,650	9,674,125
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,884	5,939,907
Trans Union, LLC
Term Loan, 3.49%, Maturing April 9, 2023		10,739	10,848,162
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		22,461	22,657,896
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		11,546	11,647,091
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,563	1,571,270

			$766,168,669

Cable and Satellite Television — 3.6%
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		2,494	$2,506,659
Term Loan, 3.00%, Maturing January 3, 2021		2,494	2,506,574
Term Loan, 3.24%, Maturing January 15, 2024		31,824	32,023,162
CSC Holdings, LLC
Term Loan, 3.24%, Maturing July 15, 2025		32,398	32,421,213
Numericable Group SA
Term Loan, Maturing June 20, 2025(4)	EUR	10,003	10,900,907
Term Loan, 3.94%, Maturing June 21, 2025		20,700	20,650,403
Radiate Holdco, LLC
Term Loan, 3.99%, Maturing February 1, 2024		7,200	7,237,289
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,723,930
Term Loan, 3.97%, Maturing January 31, 2025		19,150	19,263,713
Term Loan, Maturing March 31, 2025(4)		26,400	26,502,300
Term Loan, Maturing March 31, 2026(4)	EUR	2,500	2,734,314
UPC Financing Partnership
Term Loan, 3.74%, Maturing April 15, 2025		27,525	27,659,184
Virgin Media Bristol, LLC
Term Loan, 3.74%, Maturing January 31, 2025		79,000	79,385,125
Virgin Media Investment Holdings Limited
Term Loan, 3.76%, Maturing January 31, 2026	GBP	14,475	18,857,366

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	22,850	$24,960,515
Ziggo Secured Finance Partnership
Term Loan, 3.49%, Maturing April 15, 2025		42,375	42,443,097

			$352,775,751

Chemicals and Plastics — 4.5%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.41%, Maturing September 13, 2023		1,275	$1,277,866
Allnex USA, Inc.
Term Loan, 4.41%, Maturing September 13, 2023		960	962,731
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024		5,650	5,690,612
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022		3,874	3,889,579
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,943	14,249,590
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023		43,307	43,794,770
Chemours Company (The)
Revolving Loan, 0.61%, Maturing May 12, 2020(2)		3,750	3,789,000
Term Loan, 3.00%, Maturing May 12, 2022	EUR	7,250	7,949,254
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,306	5,350,651
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	3,000	3,280,154
Term Loan, 3.54%, Maturing February 14, 2024		9,325	9,406,594
Flint Group GmbH
Term Loan, 4.15%, Maturing September 7, 2021		2,784	2,783,568
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021		16,838	16,838,307
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021		10,374	10,474,974
Huntsman International, LLC
Term Loan, 3.74%, Maturing October 1, 2021		8,159	8,248,186
Term Loan, 3.99%, Maturing April 1, 2023		18,507	18,738,337
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	15,056	16,519,863
Term Loan, 3.25%, Maturing April 1, 2024	EUR	48,329	52,927,594
Ineos US Finance, LLC
Term Loan, 3.74%, Maturing March 31, 2022		8,918	8,990,779
Term Loan, 3.74%, Maturing April 1, 2024		15,287	15,398,953

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		24,576	$24,901,864
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020		8,027	8,063,537
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		5,319	5,368,094
Term Loan, 4.00%, Maturing June 7, 2023		29,356	29,561,661
Term Loan, Maturing June 7, 2023(4)	EUR	3,250	3,556,346
Orion Engineered Carbons GmbH
Term Loan, 4.15%, Maturing July 25, 2021		7,317	7,352,218
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,825	5,203,312
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020		4,452	4,325,908
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		12,580	12,732,944
Proampac PG Borrower, LLC
Term Loan, 5.04%, Maturing November 18, 2023		2,050	2,075,881
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		2,585	2,596,709
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		961	965,593
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,447	5,471,692
Tata Chemicals North America, Inc.
Term Loan, 3.94%, Maturing August 7, 2020		6,167	6,194,240
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,127	4,171,202
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020		32,035	32,243,104
Univar, Inc.
Term Loan, 3.74%, Maturing July 1, 2022		15,922	15,985,715
Versum Materials, Inc.
Term Loan, 3.65%, Maturing September 29, 2023		5,846	5,924,786
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		4,274	4,316,614

			$431,572,782

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022		12,942	$11,728,384

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles (continued)
Samsonite International S.A.
Term Loan, 3.24%, Maturing August 1, 2023		10,967	$11,063,409

			$22,791,793

Conglomerates — 0.0%(5)
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	276	$359,650

			$359,650

Containers and Glass Products — 1.9%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		5,661	$5,711,052
Berry Plastics Group, Inc.
Term Loan, 3.51%, Maturing October 1, 2022		16,325	16,452,726
Term Loan, 3.52%, Maturing January 19, 2024		7,500	7,558,005
BWAY Holding Company
Term Loan, 4.23%, Maturing April 3, 2024		10,925	10,891,832
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023		37,200	37,469,700
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	18,775	20,600,203
Libbey Glass, Inc.
Term Loan, 3.99%, Maturing April 9, 2021		7,576	7,349,070
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, Maturing February 5, 2023		53,781	54,108,960
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		23,998	24,164,734

			$184,306,282

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022		15,310	$15,498,615

			$15,498,615

Drugs — 3.5%
Alkermes, Inc.
Term Loan, 3.74%, Maturing September 25, 2021		19,323	$19,515,760
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019		26,039	26,180,300
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023		30,724	31,338,620

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, Maturing April 5, 2024(4)	52,775	$53,113,077
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024	16,052	16,172,045
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022	68,984	69,449,562
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024	23,625	23,653,066
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.74%, Maturing April 1, 2022	95,441	96,047,735

		$335,470,165

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023	41,539	$41,939,115
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	16,051	16,271,564
GFL Environmental, Inc.
Term Loan, 3.90%, Maturing September 29, 2023	14,406	14,475,401

		$72,686,080

Electronics / Electrical — 8.8%
Answers Finance, LLC
Term Loan, 8.00%, Maturing April 15, 2021	3,521	$3,512,169
Term Loan - Second Lien, 11.90%, Maturing September 15, 2021	4,692	4,680,190
Applied Systems, Inc.
Term Loan, 4.40%, Maturing January 25, 2021	8,592	8,660,722
Aptean, Inc.
Term Loan, 6.04%, Maturing December 20, 2022	11,425	11,615,420
Term Loan - Second Lien, 10.54%, Maturing December 14, 2023	2,635	2,641,588
Avast Software B.V.
Term Loan, 4.40%, Maturing September 30, 2023	24,160	24,416,384
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021	13,203	12,382,987
CommScope, Inc.
Term Loan, 3.49%, Maturing December 29, 2022	10,371	10,452,535

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CPI International, Inc.
Term Loan, 4.25%, Maturing April 7, 2021		8,000	$8,045,000
Cypress Semiconductor Corporation
Term Loan, 4.74%, Maturing July 5, 2021		11,444	11,580,399
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021		11,143	11,233,394
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		13,217	13,354,555
Energizer Holdings, Inc.
Term Loan, 3.00%, Maturing June 30, 2022		8,404	8,459,516
Entegris, Inc.
Term Loan, 3.24%, Maturing April 30, 2021		4,313	4,350,947
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020		13,228	13,233,756
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020		9,679	9,751,391
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing February 3, 2018	EUR	12,500	13,548,165
Term Loan, 3.49%, Maturing February 15, 2024		57,375	57,633,187
Hyland Software, Inc.
Term Loan, 4.24%, Maturing July 1, 2022		20,175	20,308,830
Infoblox, Inc.
Term Loan, 5.99%, Maturing November 1, 2023		18,107	18,333,614
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	13,382	14,691,957
Term Loan, 3.90%, Maturing February 1, 2022		83,919	83,926,084
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022		46,981	46,888,366
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		6,786	6,785,522
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.99%, Maturing May 7, 2021		15,284	15,513,389
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 20, 2021		40,759	40,963,086
Term Loan, Maturing April 18, 2024(4)		5,424	5,450,652
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		54,892	55,174,373
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)		2,497	2,523,590
Term Loan, 4.75%, Maturing July 8, 2021		4,566	4,614,724
Term Loan, 4.75%, Maturing July 8, 2021		18,826	19,014,456
MTS Systems Corporation
Term Loan, 5.24%, Maturing July 5, 2023		995	1,008,035

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021	15,682	$15,790,210
Term Loan - Second Lien, 8.15%, Maturing April 11, 2022	4,550	4,548,103
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023	11,318	11,442,624
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	43,744	41,091,663
SS&C Technologies, Inc.
Term Loan, 3.24%, Maturing July 8, 2022	1,788	1,802,848
Term Loan, 3.24%, Maturing July 8, 2022	21,534	21,709,190
SurveyMonkey, Inc.
Term Loan, 5.66%, Maturing April 13, 2024	18,437	18,528,815
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	8,225	7,765,774
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022	9,676	9,709,015
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	48,526	48,592,237
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023	18,689	18,620,985
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	32,423	32,587,529
Wall Street Systems Delaware, Inc.
Term Loan, 4.54%, Maturing August 26, 2023	12,070	12,126,333
Western Digital Corporation
Term Loan, 2.99%, Maturing April 29, 2021	3,000	3,023,751
Term Loan, 3.74%, Maturing April 29, 2023	13,972	14,101,425
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021	20,751	20,977,910

		$847,167,395

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.24%, Maturing September 20, 2020	2,725	$2,758,090
Term Loan, 3.74%, Maturing March 20, 2022	61,556	62,556,469

		$65,314,559

Financial Intermediaries — 3.2%
AerCap Holdings N.V.
Term Loan, 3.40%, Maturing October 6, 2023	1,000	$1,010,417
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	6,385	6,464,833

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,579	$12,615,951
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 3.99%, Maturing March 31, 2022	34,061	34,284,612
Clipper Acquisitions Corp.
Term Loan, 3.31%, Maturing February 6, 2020	5,960	6,015,584
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	6,368	6,383,920
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	7,159	7,237,841
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	29,275	29,769,016
Geo Group, Inc. (The)
Term Loan, 3.20%, Maturing March 22, 2024	5,375	5,383,960
Guggenheim Partners, LLC
Term Loan, 3.74%, Maturing July 21, 2023	41,451	41,857,245
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	12,166	12,227,125
LPL Holdings, Inc.
Term Loan, 3.77%, Maturing March 10, 2024	15,050	15,144,062
MIP Delaware, LLC
Term Loan, 4.15%, Maturing March 9, 2020	3,107	3,120,837
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	25,696	26,113,052
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	3,975	3,895,194
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	27,556	28,124,279
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	10,587	10,603,682
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,670	11,786,404
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	49,439	44,680,664

		$312,941,928

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 2.7%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023		18,761	$18,850,525
Blue Buffalo Company, Ltd.
Term Loan, 3.78%, Maturing August 8, 2019		5,338	5,397,603
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021		26,799	22,578,159
Dole Food Company, Inc.
Term Loan, 4.09%, Maturing April 6, 2024		19,175	19,274,307
High Liner Foods Incorporated
Term Loan, 4.31%, Maturing April 24, 2021		11,665	11,693,793
HLF Financing S.a.r.l.
Term Loan, 6.49%, Maturing February 13, 2023		17,175	17,160,693
JBS USA, LLC
Term Loan, 3.48%, Maturing October 30, 2022		66,615	66,937,395
Keurig Green Mountain, Inc.
Term Loan, 2.50%, Maturing March 3, 2021		9,253	9,252,738
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,305	10,448,351
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,939	540,491
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023		40,921	41,151,485
Term Loan, 5.25%, Maturing May 5, 2023	GBP	3,970	5,183,785
Nomad Foods Europe Midco Limited
Term Loan, Maturing April 18, 2024(4)	EUR	4,018	4,411,983
Term Loan, Maturing April 18, 2024(4)		6,650	6,684,633
Oak Tea, Inc.
Term Loan, 3.69%, Maturing July 2, 2022		16,568	16,678,063
Pinnacle Foods Finance, LLC
Term Loan, 2.98%, Maturing February 2, 2024		8,180	8,240,233

			$264,484,237

Food Service — 2.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024		89,990	$90,149,037
Centerplate, Inc.
Term Loan, 4.81%, Maturing November 26, 2019		9,504	9,504,478
Landry’s, Inc.
Term Loan, 3.73%, Maturing October 4, 2023		31,483	31,557,464
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023		9,216	9,328,091
NPC International, Inc.
Term Loan, Maturing March 17, 2024(4)		9,600	9,705,005

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019	5,728	$5,649,460
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020	3,970	3,999,264
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023	10,775	10,887,804
US Foods, Inc.
Term Loan, 3.74%, Maturing June 27, 2023	2,492	2,517,394
Weight Watchers International, Inc.
Term Loan, 4.34%, Maturing April 2, 2020	55,551	52,794,565
Yum! Brands, Inc.
Term Loan, 2.99%, Maturing June 16, 2023	20,350	20,485,673

		$246,578,235

Food / Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 3.99%, Maturing August 22, 2021	16,082	$16,154,820
Term Loan, 4.40%, Maturing December 22, 2022	8,697	8,743,638
Term Loan, 4.30%, Maturing June 22, 2023	51,543	51,829,395
General Nutrition Centers, Inc.
Term Loan, 3.50%, Maturing March 4, 2019	7,652	7,065,284
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	48,538	48,786,320
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	15,625	15,764,202

		$148,343,659

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	10,174	$10,231,103

		$10,231,103

Health Care — 8.8%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	3,177	$3,196,730
ADMI Corp.
Term Loan, 4.87%, Maturing April 30, 2022	14,698	14,817,522
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	15,325	15,535,502
Alere, Inc.
Term Loan, 3.99%, Maturing June 18, 2020	1,565	1,564,640
Term Loan, 4.25%, Maturing June 18, 2022	34,466	34,584,097

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.35%, Maturing June 3, 2019	14,052	$14,060,435
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.65%, Maturing August 4, 2021	7,227	7,267,308
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	2,992	3,019,506
BioClinica, Inc.
Term Loan, 5.37%, Maturing October 20, 2023	6,409	6,465,016
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	32,028	32,267,915
CHG Healthcare Services, Inc.
Term Loan, 4.92%, Maturing June 7, 2023	24,401	24,684,939
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	17,011	16,966,685
Term Loan, 4.05%, Maturing January 27, 2021	23,280	23,158,819
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	6,125	6,167,435
Convatec, Inc.
Term Loan, 3.49%, Maturing October 31, 2023	5,775	5,861,625
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 21, 2024	7,350	7,405,125
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	25,379	24,834,295
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	63,087	63,781,853
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	19,104	19,228,176
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	15,468	15,579,964
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.20%, Maturing January 31, 2025	41,225	41,405,442
HCA, Inc.
Term Loan, 3.24%, Maturing February 15, 2024	1,500	1,516,071
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,801	16,860,243
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	11,638	11,724,781
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	37,866	38,141,449
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	30,539	30,619,854
Kinetic Concepts, Inc.
Term Loan, 4.40%, Maturing February 2, 2024	27,850	27,934,135

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 4.92%, Maturing August 13, 2022		20,907	$21,063,406
Medical Depot Holdings, Inc.
Term Loan, 6.65%, Maturing January 3, 2023		7,354	7,153,728
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		8,524	8,353,845
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023		40,087	40,655,379
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017		6,197	6,073,201
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021		5,389	5,414,504
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		1,913	1,913,647
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		3,313	1,794,449
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019		10,697	10,633,360
Opal Acquisition, Inc.
Term Loan, 5.15%, Maturing November 27, 2020		26,448	25,026,655
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		33,046	32,927,972
Patheon Holdings I B.V.
Term Loan, 4.41%, Maturing April 30, 2024		29,950	30,066,056
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		10,948	10,971,516
Quintiles IMS Incorporated
Term Loan, 3.15%, Maturing March 7, 2024		26,759	27,038,040
RadNet, Inc.
Term Loan, 4.31%, Maturing June 30, 2023		14,308	14,433,321
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024		17,525	17,718,353
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022		4,260	4,244,150
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		38,575	38,415,878
Tecomet, Inc.
Term Loan, 5.90%, Maturing December 5, 2021		24,213	24,280,941
Term Loan, Maturing April 13, 2024(4)		8,725	8,774,078
Vedici Groupe
Term Loan, Maturing October 31, 2022(4)	EUR	8,500	9,319,815

			$854,921,856

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		52,843	$53,080,354

			$53,080,354

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,922	$39,323,602
Delachaux S.A.
Term Loan, 4.65%, Maturing October 28, 2021		8,151	8,130,391
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		15,417	15,619,041
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021		12,635	12,729,791
Term Loan, 5.65%, Maturing January 15, 2021		6,567	6,624,260
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		14,513	14,648,719
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		48,468	48,520,627
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,348	6,978,817
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	9,675	10,593,862
Term Loan, 4.41%, Maturing April 1, 2024		34,791	35,016,117
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		6,085	6,217,854
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,340	24,516,328
Milacron, LLC
Term Loan, 3.99%, Maturing September 28, 2023		31,521	31,718,006
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		16,191	15,462,647
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	15,300	16,865,931
Rexnord, LLC
Term Loan, 3.89%, Maturing August 21, 2023		42,230	42,452,453
Signode Industrial Group US, Inc.
Term Loan, 3.81%, Maturing May 1, 2021		7,987	8,066,437
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,576	5,499,208
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		7,560	7,572,645
Terex Corporation
Term Loan, 3.54%, Maturing January 31, 2024		3,000	3,018,126

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.90%, Maturing April 4, 2024	6,075	$6,102,842

		$365,677,704

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022	20,622	$20,747,244
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024	29,027	29,066,553
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	23,834	24,044,060
Asurion, LLC
Term Loan, 4.24%, Maturing July 8, 2020	1,525	1,538,291
Term Loan, 4.25%, Maturing August 4, 2022	29,491	29,730,142
Term Loan, 4.75%, Maturing November 3, 2023	20,034	20,149,856
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	19,616,322
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	15,967	14,409,919
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020(3)	4,700	3,800,890
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	45,789	46,141,018
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	9,120	9,208,633
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	48,265	48,370,726

		$266,823,654

Leisure Goods / Activities / Movies — 3.1%
AMC Entertainment, Inc.
Term Loan, 3.74%, Maturing December 15, 2023	10,152	$10,236,628
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	33,784	34,153,277
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	44,551	44,853,449
Bright Horizons Family Solutions, Inc.
Term Loan, 3.74%, Maturing November 7, 2023	10,598	10,699,451
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	18,246	18,446,430
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	7,500	7,518,750

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)— continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	20,236	$20,387,704
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	281	283,171
Term Loan, 5.82%, Maturing May 8, 2021	2,176	2,194,572
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	43,063	43,405,431
Match Group, Inc.
Term Loan, 4.28%, Maturing November 16, 2022	5,797	5,876,582
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	19,680	19,729,309
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.15%, Maturing March 31, 2024	17,521	17,532,356
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,414	2,565,790
SRAM, LLC
Term Loan, 4.54%, Maturing March 15, 2024	28,146	28,287,076
Steinway Musical Instruments, Inc.
Term Loan, 4.92%, Maturing September 19, 2019	5,161	4,902,624
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	15,721	15,833,295
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	12,400	12,464,902

		$299,370,797

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021	44,995	$45,114,630
Term Loan - Second Lien, 8.15%, Maturing August 1, 2022	5,828	5,870,297
Boyd Gaming Corporation
Term Loan, 3.45%, Maturing September 15, 2023	11,247	11,314,091
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(7)	1,787	1,742,050
Term Loan, Maturing March 31, 2024(4)	5,975	5,942,633
CityCenter Holdings, LLC
Term Loan, 3.49%, Maturing April 18, 2024	22,100	22,160,775
Eldorado Resorts, LLC
Term Loan, 5.25%, Maturing March 13, 2024	13,575	13,591,969
ESH Hospitality, Inc.
Term Loan, 3.49%, Maturing August 30, 2023	28,212	28,375,949

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Four Seasons Hotels Limited
Term Loan, 4.15%, Maturing November 30, 2023		9,277	$9,396,021
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023		4,150	4,210,955
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		2,758	2,800,608
Term Loan, 4.50%, Maturing November 21, 2019		6,434	6,534,752
Hilton Worldwide Finance, LLC
Term Loan, 2.99%, Maturing October 25, 2023		55,132	55,648,811
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021		15,446	15,586,182
Las Vegas Sands, LLC
Term Loan, 2.99%, Maturing March 29, 2024		4,681	4,690,461
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, Maturing April 25, 2023		29,477	29,605,944
Parkdean Resorts Holdco Limited
Term Loan, 4.50%, Maturing February 17, 2024	GBP	3,000	3,942,495
Playa Resorts Holding B.V.
Term Loan, Maturing August 9, 2019(4)		5,345	5,368,824
Term Loan, Maturing April 5, 2024(4)		11,550	11,596,928

			$283,494,375

Nonferrous Metals / Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022		15,027	$15,064,223
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019		38,409	37,832,894
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020		22,389	21,561,233
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)		188	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,223	530,433
Oxbow Carbon, LLC
Term Loan, 6.25%, Maturing July 19, 2019		1,803	1,807,715
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	12,905,156
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)		2,295	881,022

			$90,582,676

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 3.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	62,316	$40,193,915
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	25,821	26,078,862
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	10,575	10,720,294
CITGO Petroleum Corporation
Revolving Loan, 2.10%, Maturing July 23, 2019(2)	12,500	12,156,250
Term Loan, 4.65%, Maturing July 29, 2021	15,844	15,969,185
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,457	7,429,463
Energy Transfer Equity L.P.
Term Loan, 3.73%, Maturing February 2, 2024	3,550	3,560,142
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	17,651,642
Term Loan, 8.00%, Maturing August 31, 2020	7,471	7,339,982
Term Loan, 8.38%, Maturing September 30, 2020	9,874	8,984,998
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	11,012,725
Floatel International Ltd.
Term Loan, 6.15%, Maturing June 27, 2020	1,601	1,337,147
MEG Energy Corp.
Term Loan, 4.63%, Maturing December 31, 2023	52,690	52,833,823
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	23,179	9,112,303
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	30,946	20,888,521
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	952	789,202
Term Loan, 4.56%, Maturing December 16, 2020	2,553	2,116,134
Term Loan, 4.56%, Maturing December 16, 2020	18,356	15,212,255
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	1,802	1,560,375
Term Loan, 4.60%, Maturing October 1, 2019	2,950	2,554,618
Term Loan, 4.60%, Maturing October 1, 2019	22,266	19,278,938
Southcross Energy Partners L.P.
Term Loan, 5.40%, Maturing August 4, 2021	7,801	6,918,142
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,197	1,077,240

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Ultra Resources, Inc.
Term Loan, 4.00%, Maturing March 23, 2024	13,200	$13,096,882

		$307,873,038

Publishing — 1.4%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	205	$105,914
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	23,636	23,787,494
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	54,711	48,578,970
Harland Clarke Holdings Corp.
Term Loan, 7.15%, Maturing December 31, 2021	5,303	5,346,883
Term Loan, 6.65%, Maturing February 9, 2022	7,135	7,159,359
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	9,750	9,896,250
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	7,633	7,652,361
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	11,330	11,452,394
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.61%, Maturing August 14, 2020	10,306	10,340,055
Tweddle Group, Inc.
Term Loan, 7.17%, Maturing October 24, 2022	8,665	8,730,302

		$133,049,982

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	8,648	$8,216,016
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	6,654	5,918,235
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	11,583	11,710,445
Term Loan, Maturing March 2, 2024(4)	5,200	5,242,250
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	69,871	54,827,139
Entercom Radio, LLC
Term Loan, 4.55%, Maturing November 1, 2023	17,769	17,901,911
Entravision Communications Corporation
Term Loan, 3.65%, Maturing May 31, 2020	14,529	14,592,937

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Gray Television, Inc.
Term Loan, 3.48%, Maturing February 7, 2024	3,865	$3,904,932
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	7,036	7,070,873
iHeartCommunications, Inc.
Term Loan, 7.74%, Maturing January 30, 2019	33,740	28,974,028
Term Loan, 8.49%, Maturing July 30, 2019	5,384	4,623,333
Mission Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	2,936	2,959,250
Nexstar Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	30,282	30,523,647
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, Maturing August 4, 2021	5,514	5,506,826
Sinclair Television Group, Inc.
Term Loan, 3.25%, Maturing January 3, 2024	14,439	14,491,399
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	68,525	68,130,057

		$284,593,278

Retailers (Except Food and Drug) — 3.3%
Bass Pro Group, LLC
Term Loan, 5.90%, Maturing June 9, 2018	4,275	$4,317,750
Term Loan, 6.15%, Maturing December 16, 2023	12,700	12,394,413
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	10,050	10,018,594
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	21,252	21,415,970
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	274	275,176
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	24,059	20,530,092
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	24,299	22,264,188
Harbor Freight Tools USA, Inc.
Term Loan, 4.24%, Maturing August 19, 2023	22,267	22,260,473
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	26,583	17,744,407
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	9,025	8,686,391
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	29,152	29,157,606
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	23,745	19,005,029

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Party City Holdings, Inc.
Term Loan, 4.17%, Maturing August 19, 2022	24,602	$24,608,160
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	48,054	44,360,158
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	10,121	9,956,377
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	9,603	9,291,326
Rent-A-Center, Inc.
Term Loan, 3.99%, Maturing March 19, 2021	1,667	1,640,570
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	31,974	30,774,953
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	10,350	10,427,625
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	2,729	2,679,437

		$321,808,695

Steel — 0.6%
Atkore International, Inc.
Term Loan, 4.15%, Maturing December 22, 2023	4,015	$4,050,903
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	15,065	15,176,306
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	12,184	12,093,095
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	30,582	30,983,620

		$62,303,924

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.15%, Maturing March 15, 2022	5,803	$5,818,216
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023	10,669	10,695,216
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	1,407	1,409,307
Term Loan, 4.00%, Maturing July 31, 2022	4,626	4,634,309
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022	3,641	3,668,559
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021	25,837	23,931,529

		$50,157,136

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Technology — 0.4%
Seattle Spinco, Inc.
Term Loan, Maturing April 30, 2024(4)		36,626	$36,809,598

			$36,809,598

Telecommunications — 3.9%
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)		9,025	$9,101,667
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		4,005	4,038,917
Term Loan, Maturing October 5, 2023(4)		10,675	10,756,397
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing March 14, 2024	EUR	20,950	22,861,244
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023		12,275	11,385,063
Hargray Communications Group, Inc.
Term Loan, Maturing March 22, 2024(4)		1,500	1,509,687
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019		66,259	65,582,233
IPC Corp.
Term Loan, 5.67%, Maturing August 6, 2021		21,928	20,694,078
Level 3 Financing, Inc.
Term Loan, 3.24%, Maturing February 22, 2024		31,025	31,164,613
LSF9 Atlantis Holdings, LLC
Term Loan, Maturing April 21, 2023(4)		11,175	11,175,000
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024		13,025	13,052,131
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		12,115	12,186,465
Term Loan, 3.25%, Maturing June 10, 2022		21,380	21,463,663
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024		51,950	52,052,809
Syniverse Holdings, Inc.
Term Loan, 4.15%, Maturing April 23, 2019		30,871	28,420,349
Term Loan, 4.17%, Maturing April 23, 2019		9,827	9,046,824
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023		49,656	50,132,280

			$374,623,420

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.24%, Maturing May 3, 2020		4,170	$4,185,144
Term Loan, 3.49%, Maturing January 31, 2022		10	9,663

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 2.75%, Maturing November 30, 2017		7,655	$7,664,114
Term Loan, 2.75%, Maturing December 26, 2019		4,900	4,911,814
Term Loan, 3.90%, Maturing January 15, 2024		47,984	48,209,383
Dayton Power & Light Company (The)
Term Loan, 4.25%, Maturing August 24, 2022		5,536	5,590,335
Dynegy, Inc.
Term Loan, 4.25%, Maturing February 7, 2024		5,000	5,004,705
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021		1,707	1,724,320
Term Loan, 5.15%, Maturing December 19, 2021		37,920	38,307,348
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)		10,450	10,583,237
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022		2,241	2,174,004
Lightstone Generation, LLC
Term Loan, 5.50%, Maturing January 30, 2024		2,161	2,175,918
Term Loan, 5.50%, Maturing January 30, 2024		35,026	35,270,269
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021		18,158	16,160,395
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,586	2,967,518
Talen Energy Supply, LLC
Term Loan, 5.00%, Maturing April 15, 2024		8,100	8,059,500
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023		18,932	19,073,634

			$212,071,301

Total Senior Floating-Rate Loans (identified cost $8,913,656,057)			$8,779,877,374

Corporate Bonds & Notes — 3.9%

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.545%, 4/15/24(8)(9)	EUR	6,000	$6,527,302

			$6,527,302

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,698,750
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,349,960

			$20,048,710

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,890,625
4.658%, 7/15/21(8)(9)		9,925	10,173,125

			$56,063,750

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		11,092	$11,383,165
7.00%, 3/15/24(8)		14,419	14,743,427

			$26,126,592

Electronics / Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,267,500

			$14,267,500

Entertainment — 0.1%
Vue International Bidco PLC
4.918%, 7/15/20(8)(9)	EUR	8,625	$9,457,641

			$9,457,641

Equipment Leasing — 0.0%(5)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,482,735

			$2,482,735

Food Products — 0.2%
Iceland Bondco PLC
4.586%, 7/15/20(8)(9)	GBP	8,425	$10,966,723
6.25%, 7/15/21(8)	GBP	7,000	9,434,626

			$20,401,349

Security		Principal Amount* (000’s omitted)	Value

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,462,500
6.25%, 3/31/23		16,650	17,003,812
HCA, Inc.
4.75%, 5/1/23		9,766	10,278,715
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,750,475
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,187,500
4.375%, 10/1/21		9,700	9,736,375

			$72,419,377

Insurance — 0.0%(5)
Galaxy Bidco, Ltd.
5.358%, 11/15/19(8)(9)	GBP	2,500	$3,254,188

			$3,254,188

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,518,125

			$8,518,125

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		24,836	$30,423,674
9.00%, 2/15/20(7)		6,073	7,447,587
9.00%, 2/15/20(7)		14,729	18,061,152

			$55,932,413

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,315,000

			$7,315,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,758,750

			$11,758,750

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,453,778
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,557,175

			$16,010,953

Retailers (Except Food and Drug) — 0.1%
B&M European Value Retail S.A.
4.125%, 2/1/22(8)	GBP	750	$1,016,644
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	10,463,563

			$11,480,207

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(8)(9)	EUR	5,005	$5,536,407
6.50%, 4/30/20(8)		7,375	7,640,500

			$13,176,907

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,146,250
5.875%, 1/15/24(8)		5,000	5,275,000
5.25%, 6/1/26(8)		10,925	11,047,906

			$19,469,156

Total Corporate Bonds & Notes (identified cost $367,908,837)			$374,710,655

Asset-Backed Securities — 0.5%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.658%, 4/15/25(8)(9)		$4,000	$3,998,852
Series 2013-14A, Class E, 5.558%, 4/15/25(8)(9)		3,500	3,368,876
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.058%, 10/17/24(8)(9)		3,000	2,983,131
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.408%, 7/17/25(8)(9)		3,330	3,175,991

Security	Principal Amount (000’s omitted)	Value
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.656%, 4/20/25(8)(9)	$5,600	$5,608,299
Series 2013-IA, Class E, 5.556%, 4/20/25(8)(9)	3,525	3,399,753
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.258%, 7/15/26(8)(9)	3,500	3,469,291
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.558%, 7/15/25(8)(9)	3,000	2,998,680
Series 2013-3A, Class D, 5.758%, 7/15/25(8)(9)	2,400	2,375,854
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.939%, 8/15/25(8)(9)	925	866,665
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.156%, 10/20/27(8)(9)	3,000	3,033,212
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.658%, 7/20/26(8)(9)	3,250	3,251,504
Series 2014-12A, Class E, 6.258%, 7/20/26(8)(9)	3,250	3,198,058
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 4/25/29(8)(10)	1,500	1,479,402
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.552%, 11/20/27(8)(9)	900	918,543
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.656%, 4/20/25(8)(9)	6,950	6,936,343
Wind River CLO, Ltd.
Series 2014-2A, Class E, 6.408%, 7/15/26(8)(9)	800	780,410

Total Asset-Backed Securities (identified cost $50,200,315)		$51,842,864

Common Stocks — 0.9%

Security	Shares	Value

Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$41,117,679

		$41,117,679

Automotive — 0.0%(5)
Dayco Products, LLC(3)(11)(13)	88,506	$2,787,939

		$2,787,939

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(13)	65,471,595	$0
RCS Capital Corp.(3)(11)(13)	421,149	5,790,799

		$5,790,799

Electronics / Electrical — 0.1%
Answers Corp.(11)(13)	906,100	$12,458,875

		$12,458,875

Health Care — 0.0%(5)
New Millennium Holdco, Inc.(11)(13)	421,318	$600,378

		$600,378

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(13)	2,830	$0

		$0

Oil and Gas — 0.1%
Samson Resources II, LLC, Class A(11)(13)	435,055	$7,178,407
Southcross Holdings Group, LLC(3)(11)(13)	1,281	0
Southcross Holdings L.P., Class A(11)(13)	1,281	688,538

		$7,866,945

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$12,836,494
MediaNews Group, Inc.(3)(11)(13)	162,730	5,822,477
Nelson Education, Ltd.(3)(11)(13)	32,751	0

		$18,658,971

Total Common Stocks (identified cost $33,826,862)		$89,281,586

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 7.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(14)	705,318,868	$705,530,463

Total Short-Term Investments (identified cost $705,482,446)		$705,530,463

Total Investments — 103.4% (identified cost $10,076,216,097)		$10,001,242,942

Less Unfunded Loan Commitments — (0.3)%		$(28,461,440)

Net Investments — 103.1% (identified cost $10,047,754,657)		$9,972,781,502

Other Assets, Less Liabilities — (3.1)%		$(297,617,190)

Net Assets — 100.0%		$9,675,164,312

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.

(5)	Amount is less than 0.05%.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $235,390,926 or 2.4% of the Portfolio’s net assets.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(10)	When-issued, variable rate security whose rate will be determined after April 30, 2017.

(11)	Non-income producing security.

(12)	Affiliated company (see Note 9).
(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	427,289	CAD	569,000	Goldman Sachs International	5/31/17	$10,283	$—
USD	8,940,567	CAD	11,702,880	HSBC Bank USA, N.A.	5/31/17	363,813	—
USD	6,503,016	EUR	6,000,000	HSBC Bank USA, N.A.	5/31/17	—	(41,541)
USD	4,364,412	EUR	4,018,148	State Street Bank and Trust Company	5/31/17	—	(18,423)
USD	11,719,400	EUR	10,950,000	State Street Bank and Trust Company	5/31/17	—	(224,421)
USD	86,638,239	EUR	81,501,601	State Street Bank and Trust Company	5/31/17	—	(2,260,433)
USD	32,120,073	EUR	30,000,000	Goldman Sachs International	6/30/17	—	(655,778)
USD	78,674,922	EUR	72,754,388	HSBC Bank USA, N.A.	6/30/17	—	(811,312)
USD	24,762,984	GBP	19,862,825	Goldman Sachs International	6/30/17	—	(1,006,567)
USD	108,929,020	EUR	99,542,191	Goldman Sachs International	7/31/17	2,784	—
USD	21,942,370	GBP	17,034,679	State Street Bank and Trust Company	7/31/17	—	(177,498)

						$376,880	$(5,195,973)

Abbreviations:

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $9,342,272,211)	$9,267,251,039
Affiliated investment, at value (identified cost, $705,482,446)	705,530,463
Cash	26,760,807
Restricted cash*	7,290,000
Foreign currency, at value (identified cost, $49,969,740)	49,984,578
Interest receivable	28,902,733
Dividends receivable from affiliated investment	598,792
Receivable for investments sold	7,468,754
Receivable for open forward foreign currency exchange contracts	376,880
Prepaid expenses	1,314,746
Total assets	$10,095,478,792

Liabilities
Payable for investments purchased	$408,731,174
Payable for when-issued securities	1,479,402
Payable for open forward foreign currency exchange contracts	5,195,973
Payable to affiliates:
Investment adviser fee	3,949,478
Trustees’ fees	8,457
Accrued expenses	949,996
Total liabilities	$420,314,480
Net Assets applicable to investors’ interest in Portfolio	$9,675,164,312

Sources of Net Assets
Investors’ capital	$9,756,046,527
Net unrealized depreciation	(80,882,215)
Total	$9,675,164,312

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income	$198,685,780
Dividends	3,901,562
Dividends from affiliated investment	3,728,933
Total investment income	$206,316,275

Expenses
Investment adviser fee	$22,383,949
Trustees’ fees and expenses	53,540
Custodian fee	831,525
Legal and accounting services	668,833
Interest expense and fees	1,276,392
Miscellaneous	180,318
Total expenses	$25,394,557

Net investment income	$180,921,718

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(30,296,989)
Investment transactions — affiliated investment	158,933
Foreign currency and forward foreign currency exchange contract transactions	8,079,083
Net realized loss	$(22,058,973)
Change in unrealized appreciation (depreciation) —
Investments	$170,132,549
Investments — affiliated investment	(73,354)
Foreign currency and forward foreign currency exchange contracts	(11,221,145)
Net change in unrealized appreciation (depreciation)	$158,838,050

Net realized and unrealized gain	$136,779,077

Net increase in net assets from operations	$317,700,795

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$180,921,718	$388,831,412
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(22,058,973)	(218,910,638)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	158,838,050	358,119,278
Net increase in net assets from operations	$317,700,795	$528,040,052
Capital transactions —
Contributions	$1,609,471,219	$709,970,505
Withdrawals	(457,745,519)	(2,968,286,384)
Net increase (decrease) in net assets from capital transactions	$1,151,725,700	$(2,258,315,879)

Net increase (decrease) in net assets	$1,469,426,495	$(1,730,275,827)

Net Assets
At beginning of period	$8,205,737,817	$9,936,013,644
At end of period	$9,675,164,312	$8,205,737,817

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.58%	0.55%	0.52%	0.52%	0.54%
Net investment income	4.05	%(2)	4.58%	4.27%	3.89%	4.14%	4.72%
Portfolio Turnover	26	%(3)	27%	19%	34%	32%	42%

Total Return	3.53	%(3)	7.10%	0.56%	2.23%	5.08%	7.67%

Net assets, end of six months (000’s omitted)	$9,675,164		$8,205,738	$9,936,014	$13,901,215	$16,648,042	$9,432,841

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 85.0%, 14.7%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

40

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

41

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. Effective May 1, 2017, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the investment adviser fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $22,383,949 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $3,581,409,897 and $2,216,183,352, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,048,936,385

Gross unrealized appreciation	$142,341,041
Gross unrealized depreciation	(218,495,924)

Net unrealized depreciation	$(76,154,883)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $5,195,973. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,290,000 at April 30, 2017.

42

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$376,880	(1)	$(5,195,973	)(2)

Total Derivatives subject to master netting or similar agreements	$376,880		$(5,195,973)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$13,067	$(13,067)	$—	$—	$—
HSBC Bank USA, N.A.	363,813	(363,813)	—	—	—

	$376,880	$(376,880)	$—	$—	$—

43

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(1,662,345)	$13,067	$—	$1,649,278	$—
HSBC Bank USA, N.A.	(852,853)	363,813	—	440,000	(49,040)
State Street Bank and Trust Company	(2,680,775)	—	—	2,680,775	—

	$(5,195,973)	$376,880	$—	$4,770,053	$(49,040)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$6,199,216	$(10,229,781)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding (based on the absolute value of notional amounts of currency purchased and currency sold) during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $317,971,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million unsecured line of credit agreement with a group of banks, which is in effect through March 12, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $606,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2017 is $1,087,157 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest

44

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended April 30, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

IAP Global Services, LLC	2,577	—	—	2,577	$41,117,679	$—	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,725,195,687	$26,220,247	$8,751,415,934
Corporate Bonds & Notes	—	374,710,655	—	374,710,655
Asset-Backed Securities	—	51,842,864	—	51,842,864
Common Stocks	—	20,926,198	68,355,388	89,281,586
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	705,530,463	—	705,530,463

Total Investments	$—	$9,878,205,867	$94,575,635	$9,972,781,502
Forward Foreign Currency Exchange Contracts	$—	$376,880	$—	$376,880

Total	$—	$9,878,582,747	$94,575,635	$9,973,158,382

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,195,973)	$—	$(5,195,973)

Total	$—	$(5,195,973)	$—	$(5,195,973)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

45

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at April 30, 2017). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

46

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

48

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective May 1, 2017. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

49

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

50

Eaton Vance

Floating-Rate Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.17

Eaton Vance

Floating-Rate & High Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	47

Officers and Trustees	51

Important Notices	52

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ, Michael W. Weilheimer, CFA, Kelley G. Baccei and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	3.66%	8.62%	4.29%	3.96%
Class A at NAV	05/07/2003	09/07/2000	3.55	8.58	4.28	3.95
Class A with 2.25% Maximum Sales Charge	—	—	1.27	6.12	3.80	3.71
Class B at NAV	09/05/2000	09/05/2000	3.28	7.82	3.53	3.19
Class B with 5% Maximum Sales Charge	—	—	–1.72	2.82	3.18	3.19
Class C at NAV	09/05/2000	09/05/2000	3.28	7.83	3.51	3.18
Class C with 1% Maximum Sales Charge	—	—	2.28	6.83	3.51	3.18
Class I at NAV	09/15/2000	09/15/2000	3.79	8.89	4.54	4.21
Class R6 at NAV	06/27/2016	09/15/2000	3.77	8.97	4.56	4.21
S&P/LSTA Leveraged Loan Index	—	—	3.03%	8.06%	4.51%	4.53%

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I	Class R6
	1.06%	1.07%	1.82%	1.82%	0.82%	0.76%

Fund Profile4

Asset Allocation (% of net assets)

Credit Quality (% of bonds, loans, asset-backed and mortgage-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Credit ratings are categorized using S&P. If S&P does not publish a rating for the High Income Opportunities Portfolio’s securities, then the Moody’s rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,036.60	$5.25	1.04%
Class A	$1,000.00	$1,035.50	$5.30	1.05%
Class B	$1,000.00	$1,032.80	$9.07	1.80%
Class C	$1,000.00	$1,032.80	$9.07	1.80%
Class I	$1,000.00	$1,037.90	$3.99	0.79%
Class R6	$1,000.00	$1,037.70	$3.74	0.74%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.60	$5.21	1.04%
Class A	$1,000.00	$1,019.60	$5.26	1.05%
Class B	$1,000.00	$1,015.90	$9.00	1.80%
Class C	$1,000.00	$1,015.90	$9.00	1.80%
Class I	$1,000.00	$1,020.90	$3.96	0.79%
Class R6	$1,000.00	$1,021.10	$3.71	0.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $1,458,310,468)	$1,426,046,877
Investment in High Income Opportunities Portfolio, at value (identified cost, $273,139,183)	276,384,571
Receivable for Fund shares sold	3,513,333
Total assets	$1,705,944,781

Liabilities
Payable for Fund shares redeemed	$3,264,161
Distributions payable	699,754
Payable to affiliates:
Administration fee	207,002
Distribution and service fees	206,529
Trustees’ fees	42
Accrued expenses	241,160
Total liabilities	$4,618,648
Net Assets	$1,701,326,133

Sources of Net Assets
Paid-in capital	$1,818,259,248
Accumulated net realized loss from Portfolios	(87,618,776)
Accumulated distributions in excess of net investment income	(296,136)
Net unrealized depreciation from Portfolios	(29,018,203)
Total	$1,701,326,133

Advisers Class Shares
Net Assets	$179,725,645
Shares Outstanding	20,226,345
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

Class A Shares
Net Assets	$192,169,696
Shares Outstanding	20,333,701
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.45
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.67

Class B Shares
Net Assets	$1,894,004
Shares Outstanding	213,396
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.88

Class C Shares
Net Assets	$155,198,119
Shares Outstanding	17,502,043
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.87

Class I Shares
Net Assets	$1,157,680,800
Shares Outstanding	130,227,518
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

Class R6 Shares
Net Assets	$14,657,869
Shares Outstanding	1,649,350
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.89

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income allocated from Portfolios (net of foreign taxes, $3,106)	$34,925,647
Dividends allocated from Portfolios	1,154,125
Expenses allocated from Portfolios	(4,159,817)
Total investment income from Portfolios	$31,919,955

Expenses
Administration fee	$1,116,492
Distribution and service fees
Advisers Class	232,322
Class A	355,270
Class B	10,552
Class C	779,547
Trustees’ fees and expenses	250
Custodian fee	32,475
Transfer and dividend disbursing agent fees	424,152
Legal and accounting services	33,984
Printing and postage	64,908
Registration fees	68,723
Miscellaneous	12,033
Total expenses	$3,130,708

Net investment income	$28,789,247

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$(3,495,476)
Swap contracts	7,687
Foreign currency and forward foreign currency exchange contract transactions	1,055,533
Net realized loss	$(2,432,256)
Change in unrealized appreciation (depreciation) —
Investments	$28,164,461
Swap contracts	(7,473)
Foreign currency and forward foreign currency exchange contracts	(1,635,219)
Net change in unrealized appreciation (depreciation)	$26,521,769

Net realized and unrealized gain	$24,089,513

Net increase in net assets from operations	$52,878,760

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$28,789,247	$54,396,109
Net realized loss from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(2,432,256)	(27,406,086)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	26,521,769	47,205,061
Net increase in net assets from operations	$52,878,760	$74,195,084
Distributions to shareholders —
From net investment income
Advisers Class	$(3,557,666)	$(7,009,811)
Class A	(5,432,129)	(13,336,402)
Class B	(32,571)	(100,107)
Class C	(2,402,762)	(5,760,218)
Class I	(17,230,011)	(28,657,151)
Class R6	(286,031)	(45,249)
Total distributions to shareholders	$(28,941,170)	$(54,908,938)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$37,022,230	$46,214,197
Class A	41,529,535	56,524,113
Class B	11,180	2,882
Class C	9,400,810	13,164,367
Class I	595,865,067	190,181,688
Class R6	2,642,890	13,204,908
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	3,540,470	6,970,261
Class A	5,177,192	12,734,151
Class B	30,299	93,376
Class C	1,940,692	4,600,400
Class I	13,972,804	21,738,762
Class R6	286,031	45,249
Cost of shares redeemed
Advisers Class	(45,112,975)	(48,638,193)
Class A	(165,450,601)	(112,955,867)
Class B	(190,203)	(1,161,692)
Class C	(17,180,711)	(37,960,152)
Class I	(79,178,976)	(355,683,961)
Class R6	(1,685,053)	(128,736)
Net asset value of shares exchanged
Class A	244,623	318,736
Class B	(244,623)	(318,736)
Net increase (decrease) in net assets from Fund share transactions	$402,620,681	$(191,054,247)

Net increase (decrease) in net assets	$426,558,271	$(171,768,101)

Net Assets
At beginning of period	$1,274,767,862	$1,446,535,963
At end of period	$1,701,326,133	$1,274,767,862

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(296,136)	$(144,213)

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.740		$8.550	$8.890	$9.030	$8.920	$8.650

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.362	$0.351	$0.325	$0.354	$0.405
Net realized and unrealized gain (loss)	0.151		0.193	(0.335)	(0.120)	0.116	0.272

Total income from operations	$0.318		$0.555	$0.016	$0.205	$0.470	$0.677

Less Distributions
From net investment income	$(0.168)		$(0.365)	$(0.344)	$(0.344)	$(0.360)	$(0.407)
Tax return of capital	—		—	(0.012)	(0.001)	—	—

Total distributions	$(0.168)		$(0.365)	$(0.356)	$(0.345)	$(0.360)	$(0.407)

Net asset value — End of period	$8.890		$8.740	$8.550	$8.890	$9.030	$8.920

Total Return(2)	3.66	%(3)	6.72%	0.15%	2.29%	5.36%	8.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$179,726		$181,145	$173,352	$241,333	$310,392	$201,735
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.04	%(6)	1.06%	1.07%	1.10%	1.07%	1.07%
Net investment income	3.81	%(6)	4.28%	4.00%	3.60%	3.93%	4.62%
Portfolio Turnover of the Fund(7)	7	%(3)	13%	5%	8%	2%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.300		$9.090	$9.460	$9.610	$9.490	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.385	$0.379	$0.346	$0.368	$0.432
Net realized and unrealized gain (loss)	0.151		0.214	(0.368)	(0.130)	0.135	0.291

Total income from operations	$0.328		$0.599	$0.011	$0.216	$0.503	$0.723

Less Distributions
From net investment income	$(0.178)		$(0.389)	$(0.368)	$(0.365)	$(0.383)	$(0.433)
Tax return of capital	—		—	(0.013)	(0.001)	—	—

Total distributions	$(0.178)		$(0.389)	$(0.381)	$(0.366)	$(0.383)	$(0.433)

Net asset value — End of period	$9.450		$9.300	$9.090	$9.460	$9.610	$9.490

Total Return(2)	3.55	%(3)	6.82%	0.10%	2.27%	5.38%	8.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192,170		$305,764	$343,734	$958,981	$1,181,582	$386,870
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.05	%(6)	1.07%	1.07%	1.10%	1.07%	1.07%
Net investment income	3.81	%(6)	4.29%	4.06%	3.61%	3.84%	4.63%
Portfolio Turnover of the Fund(7)	7	%(3)	13%	5%	8%	2%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.730		$8.540	$8.880	$9.020	$8.910	$8.640

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.300	$0.285	$0.258	$0.293	$0.337
Net realized and unrealized gain (loss)	0.151		0.192	(0.335)	(0.121)	0.109	0.272

Total income (loss) from operations	$0.285		$0.492	$(0.050)	$0.137	$0.402	$0.609

Less Distributions
From net investment income	$(0.135)		$(0.302)	$(0.280)	$(0.276)	$(0.292)	$(0.339)
Tax return of capital	—		—	(0.010)	(0.001)	—	—

Total distributions	$(0.135)		$(0.302)	$(0.290)	$(0.277)	$(0.292)	$(0.339)

Net asset value — End of period	$8.880		$8.730	$8.540	$8.880	$9.020	$8.910

Total Return(2)	3.28	%(3)	5.94%	(0.59)%	1.52%	4.57%	7.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,894		$2,252	$3,612	$5,802	$7,949	$11,026
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.80	%(6)	1.82%	1.82%	1.85%	1.82%	1.83%
Net investment income	3.07	%(6)	3.56%	3.25%	2.86%	3.26%	3.85%
Portfolio Turnover of the Fund(7)	7	%(3)	13%	5%	8%	2%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.720		$8.530	$8.880	$9.010	$8.900	$8.630

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.298	$0.285	$0.257	$0.289	$0.338
Net realized and unrealized gain (loss)	0.150		0.193	(0.346)	(0.110)	0.113	0.273

Total income (loss) from operations	$0.284		$0.491	$(0.061)	$0.147	$0.402	$0.611

Less Distributions
From net investment income	$(0.134)		$(0.301)	$(0.279)	$(0.276)	$(0.292)	$(0.341)
Tax return of capital	—		—	(0.010)	(0.001)	—	—

Total distributions	$(0.134)		$(0.301)	$(0.289)	$(0.277)	$(0.292)	$(0.341)

Net asset value — End of period	$8.870		$8.720	$8.530	$8.880	$9.010	$8.900

Total Return(2)	3.28	%(3)	5.93%	(0.60)%	1.52%	4.58%	7.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$155,198		$158,443	$175,558	$203,671	$224,682	$205,425
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.80	%(6)	1.82%	1.82%	1.85%	1.82%	1.82%
Net investment income	3.06	%(6)	3.54%	3.25%	2.86%	3.22%	3.87%
Portfolio Turnover of the Fund(7)	7	%(3)	13%	5%	8%	2%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.740		$8.550	$8.900	$9.040	$8.930	$8.660

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.383	$0.373	$0.348	$0.373	$0.427
Net realized and unrealized gain (loss)	0.152		0.194	(0.345)	(0.120)	0.120	0.273

Total income from operations	$0.329		$0.577	$0.028	$0.228	$0.493	$0.700

Less Distributions
From net investment income	$(0.179)		$(0.387)	$(0.365)	$(0.367)	$(0.383)	$(0.430)
Tax return of capital	—		—	(0.013)	(0.001)	—	—

Total distributions	$(0.179)		$(0.387)	$(0.378)	$(0.368)	$(0.383)	$(0.430)

Net asset value — End of period	$8.890		$8.740	$8.550	$8.900	$9.040	$8.930

Total Return(2)	3.79	%(3)	6.99%	0.29%	2.54%	5.62%	8.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,157,681		$613,984	$750,280	$961,024	$784,225	$328,045
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.79	%(6)	0.82%	0.82%	0.85%	0.82%	0.82%
Net investment income	4.03	%(6)	4.54%	4.25%	3.86%	4.14%	4.87%
Portfolio Turnover of the Fund(7)	7	%(3)	13%	5%	8%	2%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016(1)
Net asset value — Beginning of period	$8.740		$8.480

Income (Loss) From Operations
Net investment income(2)	$0.180		$0.131
Net realized and unrealized gain	0.147		0.270

Total income from operations	$0.327		$0.401

Less Distributions
From net investment income	$(0.177)		$(0.141)

Total distributions	$(0.177)		$(0.141)

Net asset value — End of period	$8.890		$8.740

Total Return(3)	3.77	%(4)	4.75	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,658		$13,180
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.74	%(6)	0.76	%(6)
Net investment income	4.11	%(6)	4.35	%(6)
Portfolio Turnover of the Fund(7)	7	%(4)	13	%(8)

(1)	For the period from the commencement of operations on June 27, 2016 to October, 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	For the Fund’s year ended October 31, 2016.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2017 were as follows: Eaton Vance Floating Rate Portfolio (14.7%) and High Income Opportunities Portfolio (14.9%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

Additional valuation policies for High Income Opportunities Portfolio (the Portfolio) are as follows:

Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

14

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $40,548,130 and deferred capital losses of $41,376,516 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($19,014,413), October 31, 2018 ($16,335,693) and October 31, 2019 ($5,198,024) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $362,865 are short-term and $41,013,651 are long-term.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $1,116,492. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2017, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $3,678,019 or 0.49% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $9,930 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $9,951 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $232,322 for Advisers Class shares and $355,270 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $7,914 and $584,660 for Class B and Class C shares, respectively.

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $2,638 and $194,887 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $100 and $2,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$365,487,944	$93,670,586
High Income Opportunities Portfolio	108,702,226	7,981,190

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	4,203,215	5,414,406
Issued to shareholders electing to receive payments of distributions in Fund shares	400,917	823,728
Redemptions	(5,103,401)	(5,788,750)

Net increase (decrease)	(499,269)	449,384

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	4,430,228	6,297,559
Issued to shareholders electing to receive payments of distributions in Fund shares	551,160	1,415,865
Redemptions	(17,562,047)	(12,655,569)
Exchange from Class B shares	26,007	35,449

Net decrease	(12,554,652)	(4,906,696)

16

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,283	342
Issued to shareholders electing to receive payments of distributions in Fund shares	3,436	11,080
Redemptions	(21,545)	(138,714)
Exchange to Class A shares	(27,704)	(37,733)

Net decrease	(44,530)	(165,025)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,067,033	1,564,229
Issued to shareholders electing to receive payments of distributions in Fund shares	220,140	545,189
Redemptions	(1,950,612)	(4,519,334)

Net decrease	(663,439)	(2,409,916)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	67,402,468	22,437,686
Issued to shareholders electing to receive payments of distributions in Fund shares	1,579,126	2,571,081
Redemptions	(8,966,222)	(42,502,909)

Net increase (decrease)	60,015,372	(17,494,142)

Class R6	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016(1)

Sales	299,665	1,517,653
Issued to shareholders electing to receive payments of distributions in Fund shares	32,382	5,177
Redemptions	(190,813)	(14,714)

Net increase	141,234	1,508,116

(1)	Class R6 commenced operations on June 27, 2016.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

17

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017 and October 31, 2016, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

18

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.8%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		5,347	$5,290,949
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,195	5,755,628
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019		55,462	55,300,175
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020		28,609	28,702,259
Term Loan, 4.14%, Maturing June 4, 2021		33,940	34,039,254
Term Loan, 3.99%, Maturing June 9, 2023		28,913	28,903,746
Wesco Aircraft Hardware Corp.
Term Loan, 4.00%, Maturing October 4, 2021		12,675	12,680,286

			$170,672,297

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 3.24%, Maturing April 6, 2024		39,025	$38,912,803
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023		6,381	6,402,455
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		19,621	19,694,279
FCA US, LLC
Term Loan, 2.99%, Maturing December 31, 2018		10,000	10,065,630
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		57,528	57,534,255
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.99%, Maturing April 30, 2019		16,217	16,412,950
Horizon Global Corporation
Term Loan, 5.50%, Maturing June 29, 2021		6,050	6,087,381
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)		12,300	12,453,750
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		10,598	10,624,934
TI Group Automotive Systems, LLC
Term Loan, 3.74%, Maturing June 30, 2022		21,856	22,019,697
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,905	8,685,848
Tower Automotive Holdings USA, LLC
Term Loan, 3.75%, Maturing March 7, 2024		17,864	17,849,437

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Visteon Corporation
Term Loan, 3.33%, Maturing March 24, 2024		2,500	$2,517,187

			$229,260,606

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.25%, Maturing March 20, 2024		5,650	$5,734,750
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020		10,981	9,553,687
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)		3,000	1,875,000
Jacobs Douwe Egberts International B.V.
Term Loan, Maturing July 2, 2022(4)	EUR	4,500	4,901,849
Term Loan, Maturing July 2, 2022(4)		8,451	8,450,709

			$30,515,995

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,051	$11,161,026
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		33,878	32,353,629
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021		9,204	8,835,480
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)		5,525	5,604,422

			$57,954,557

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, Maturing October 31, 2023		32,125	$32,369,278
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		12,814	12,941,635
Capital Automotive L.P.
Term Loan, 4.00%, Maturing March 24, 2024		5,000	5,047,915
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020		15,631	15,763,083
DTZ U.S. Borrower, LLC
Term Loan, 4.34%, Maturing November 4, 2021		30,663	30,867,987
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		4,915	4,931,962

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		7,519	$7,627,492
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	8,625	9,394,036
Ply Gem Industries, Inc.
Term Loan, 4.15%, Maturing February 1, 2021		8,358	8,409,327
Quikrete Holdings, Inc.
Term Loan, 4.24%, Maturing November 15, 2023		36,184	36,493,399
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023		21,752	21,846,888
Realogy Corporation
Term Loan, 2.98%, Maturing July 20, 2021		4,968	4,962,144
Term Loan, 3.24%, Maturing July 20, 2022		10,986	11,079,796
Summit Materials Companies I, LLC
Term Loan, 3.74%, Maturing July 17, 2022		7,639	7,724,876
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023		7,990	8,081,410

			$217,541,228

Business Equipment and Services — 7.9%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		12,609	$11,766,152
AlixPartners, LLP
Term Loan, 4.15%, Maturing July 28, 2022		22,750	22,913,527
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		8,323	7,417,645
Camelot UK Holdco Limited
Term Loan, 4.50%, Maturing October 3, 2023		20,049	20,162,027
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022		5,920	5,942,539
CCC Information Services, Inc.
Term Loan, 4.04%, Maturing March 29, 2024		14,075	14,042,008
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024		77,275	77,585,491
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019		17,630	17,839,103
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022		3,496	3,554,553
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019		35,856	27,070,995

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
DigitalGlobe, Inc.
Term Loan, 3.74%, Maturing January 15, 2024		8,229	$8,273,954
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		9,764	6,932,149
Term Loan, 5.66%, Maturing July 2, 2020(3)		5,464	3,879,335
Term Loan, 8.66%, Maturing July 2, 2020(3)		10,387	0
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019		58,654	59,078,959
Term Loan, 6.04%, Maturing February 9, 2023		1,990	2,006,377
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020		10,890	11,028,732
First Data Corporation
Term Loan, 2.99%, Maturing June 2, 2020		21,281	21,355,448
Term Loan, 3.99%, Maturing July 10, 2022		44,855	45,144,588
Garda World Security Corporation
Term Loan, 4.01%, Maturing November 6, 2020		1,887	1,895,561
Term Loan, 4.01%, Maturing November 6, 2020		12,274	12,329,266
Term Loan, 4.75%, Maturing November 6, 2020	CAD	12,190	8,919,279
Gartner, Inc.
Term Loan, 2.99%, Maturing March 20, 2022		3,000	3,013,125
Global Payments, Inc.
Term Loan, Maturing April 22, 2023(4)		6,425	6,465,156
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021		27,713	27,955,856
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		16,175	16,372,141
ION Trading Finance Limited
Term Loan, 4.00%, Maturing August 11, 2023	EUR	15,278	16,829,997
Term Loan, 4.15%, Maturing August 11, 2023		9,827	9,836,582
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		9,328	9,398,086
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		21,615	21,781,537
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		62,419	62,713,490
MCS AMS Sub-Holdings, LLC
Term Loan, 7.65%, Maturing October 15, 2019		12,573	12,446,930
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022		22,981	23,362,002
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		10,944	10,981,658

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		17,477	$17,674,867
ServiceMaster Company
Term Loan, 3.48%, Maturing November 8, 2023		37,307	37,640,542
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		38,137	38,220,561
Tempo Acquisition, LLC
Term Loan, Maturing March 15, 2024(4)		9,650	9,674,125
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,884	5,939,907
Trans Union, LLC
Term Loan, 3.49%, Maturing April 9, 2023		10,739	10,848,162
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		22,461	22,657,896
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		11,546	11,647,091
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,563	1,571,270

			$766,168,669

Cable and Satellite Television — 3.6%
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		2,494	$2,506,659
Term Loan, 3.00%, Maturing January 3, 2021		2,494	2,506,574
Term Loan, 3.24%, Maturing January 15, 2024		31,824	32,023,162
CSC Holdings, LLC
Term Loan, 3.24%, Maturing July 15, 2025		32,398	32,421,213
Numericable Group SA
Term Loan, Maturing June 20, 2025(4)	EUR	10,003	10,900,907
Term Loan, 3.94%, Maturing June 21, 2025		20,700	20,650,403
Radiate Holdco, LLC
Term Loan, 3.99%, Maturing February 1, 2024		7,200	7,237,289
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,723,930
Term Loan, 3.97%, Maturing January 31, 2025		19,150	19,263,713
Term Loan, Maturing March 31, 2025(4)		26,400	26,502,300
Term Loan, Maturing March 31, 2026(4)	EUR	2,500	2,734,314
UPC Financing Partnership
Term Loan, 3.74%, Maturing April 15, 2025		27,525	27,659,184
Virgin Media Bristol, LLC
Term Loan, 3.74%, Maturing January 31, 2025		79,000	79,385,125
Virgin Media Investment Holdings Limited
Term Loan, 3.76%, Maturing January 31, 2026	GBP	14,475	18,857,366

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	22,850	$24,960,515
Ziggo Secured Finance Partnership
Term Loan, 3.49%, Maturing April 15, 2025		42,375	42,443,097

			$352,775,751

Chemicals and Plastics — 4.5%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.41%, Maturing September 13, 2023		1,275	$1,277,866
Allnex USA, Inc.
Term Loan, 4.41%, Maturing September 13, 2023		960	962,731
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024		5,650	5,690,612
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022		3,874	3,889,579
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,943	14,249,590
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023		43,307	43,794,770
Chemours Company (The)
Revolving Loan, 0.61%, Maturing May 12, 2020(2)		3,750	3,789,000
Term Loan, 3.00%, Maturing May 12, 2022	EUR	7,250	7,949,254
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,306	5,350,651
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	3,000	3,280,154
Term Loan, 3.54%, Maturing February 14, 2024		9,325	9,406,594
Flint Group GmbH
Term Loan, 4.15%, Maturing September 7, 2021		2,784	2,783,568
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021		16,838	16,838,307
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021		10,374	10,474,974
Huntsman International, LLC
Term Loan, 3.74%, Maturing October 1, 2021		8,159	8,248,186
Term Loan, 3.99%, Maturing April 1, 2023		18,507	18,738,337
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	15,056	16,519,863
Term Loan, 3.25%, Maturing April 1, 2024	EUR	48,329	52,927,594
Ineos US Finance, LLC
Term Loan, 3.74%, Maturing March 31, 2022		8,918	8,990,779
Term Loan, 3.74%, Maturing April 1, 2024		15,287	15,398,953

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		24,576	$24,901,864
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020		8,027	8,063,537
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		5,319	5,368,094
Term Loan, 4.00%, Maturing June 7, 2023		29,356	29,561,661
Term Loan, Maturing June 7, 2023(4)	EUR	3,250	3,556,346
Orion Engineered Carbons GmbH
Term Loan, 4.15%, Maturing July 25, 2021		7,317	7,352,218
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,825	5,203,312
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020		4,452	4,325,908
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		12,580	12,732,944
Proampac PG Borrower, LLC
Term Loan, 5.04%, Maturing November 18, 2023		2,050	2,075,881
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		2,585	2,596,709
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		961	965,593
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,447	5,471,692
Tata Chemicals North America, Inc.
Term Loan, 3.94%, Maturing August 7, 2020		6,167	6,194,240
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,127	4,171,202
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020		32,035	32,243,104
Univar, Inc.
Term Loan, 3.74%, Maturing July 1, 2022		15,922	15,985,715
Versum Materials, Inc.
Term Loan, 3.65%, Maturing September 29, 2023		5,846	5,924,786
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		4,274	4,316,614

			$431,572,782

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022		12,942	$11,728,384

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles (continued)
Samsonite International S.A.
Term Loan, 3.24%, Maturing August 1, 2023		10,967	$11,063,409

			$22,791,793

Conglomerates — 0.0%(5)
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	276	$359,650

			$359,650

Containers and Glass Products — 1.9%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		5,661	$5,711,052
Berry Plastics Group, Inc.
Term Loan, 3.51%, Maturing October 1, 2022		16,325	16,452,726
Term Loan, 3.52%, Maturing January 19, 2024		7,500	7,558,005
BWAY Holding Company
Term Loan, 4.23%, Maturing April 3, 2024		10,925	10,891,832
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023		37,200	37,469,700
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	18,775	20,600,203
Libbey Glass, Inc.
Term Loan, 3.99%, Maturing April 9, 2021		7,576	7,349,070
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, Maturing February 5, 2023		53,781	54,108,960
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		23,998	24,164,734

			$184,306,282

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022		15,310	$15,498,615

			$15,498,615

Drugs — 3.5%
Alkermes, Inc.
Term Loan, 3.74%, Maturing September 25, 2021		19,323	$19,515,760
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019		26,039	26,180,300
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023		30,724	31,338,620

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, Maturing April 5, 2024(4)	52,775	$53,113,077
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024	16,052	16,172,045
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022	68,984	69,449,562
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024	23,625	23,653,066
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.74%, Maturing April 1, 2022	95,441	96,047,735

		$335,470,165

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023	41,539	$41,939,115
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	16,051	16,271,564
GFL Environmental, Inc.
Term Loan, 3.90%, Maturing September 29, 2023	14,406	14,475,401

		$72,686,080

Electronics / Electrical — 8.8%
Answers Finance, LLC
Term Loan, 8.00%, Maturing April 15, 2021	3,521	$3,512,169
Term Loan - Second Lien, 11.90%, Maturing September 15, 2021	4,692	4,680,190
Applied Systems, Inc.
Term Loan, 4.40%, Maturing January 25, 2021	8,592	8,660,722
Aptean, Inc.
Term Loan, 6.04%, Maturing December 20, 2022	11,425	11,615,420
Term Loan - Second Lien, 10.54%, Maturing December 14, 2023	2,635	2,641,588
Avast Software B.V.
Term Loan, 4.40%, Maturing September 30, 2023	24,160	24,416,384
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021	13,203	12,382,987
CommScope, Inc.
Term Loan, 3.49%, Maturing December 29, 2022	10,371	10,452,535

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CPI International, Inc.
Term Loan, 4.25%, Maturing April 7, 2021		8,000	$8,045,000
Cypress Semiconductor Corporation
Term Loan, 4.74%, Maturing July 5, 2021		11,444	11,580,399
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021		11,143	11,233,394
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		13,217	13,354,555
Energizer Holdings, Inc.
Term Loan, 3.00%, Maturing June 30, 2022		8,404	8,459,516
Entegris, Inc.
Term Loan, 3.24%, Maturing April 30, 2021		4,313	4,350,947
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020		13,228	13,233,756
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020		9,679	9,751,391
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing February 3, 2018	EUR	12,500	13,548,165
Term Loan, 3.49%, Maturing February 15, 2024		57,375	57,633,187
Hyland Software, Inc.
Term Loan, 4.24%, Maturing July 1, 2022		20,175	20,308,830
Infoblox, Inc.
Term Loan, 5.99%, Maturing November 1, 2023		18,107	18,333,614
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	13,382	14,691,957
Term Loan, 3.90%, Maturing February 1, 2022		83,919	83,926,084
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022		46,981	46,888,366
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		6,786	6,785,522
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.99%, Maturing May 7, 2021		15,284	15,513,389
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 20, 2021		40,759	40,963,086
Term Loan, Maturing April 18, 2024(4)		5,424	5,450,652
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		54,892	55,174,373
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)		2,497	2,523,590
Term Loan, 4.75%, Maturing July 8, 2021		4,566	4,614,724
Term Loan, 4.75%, Maturing July 8, 2021		18,826	19,014,456
MTS Systems Corporation
Term Loan, 5.24%, Maturing July 5, 2023		995	1,008,035

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021	15,682	$15,790,210
Term Loan - Second Lien, 8.15%, Maturing April 11, 2022	4,550	4,548,103
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023	11,318	11,442,624
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	43,744	41,091,663
SS&C Technologies, Inc.
Term Loan, 3.24%, Maturing July 8, 2022	1,788	1,802,848
Term Loan, 3.24%, Maturing July 8, 2022	21,534	21,709,190
SurveyMonkey, Inc.
Term Loan, 5.66%, Maturing April 13, 2024	18,437	18,528,815
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	8,225	7,765,774
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022	9,676	9,709,015
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	48,526	48,592,237
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023	18,689	18,620,985
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	32,423	32,587,529
Wall Street Systems Delaware, Inc.
Term Loan, 4.54%, Maturing August 26, 2023	12,070	12,126,333
Western Digital Corporation
Term Loan, 2.99%, Maturing April 29, 2021	3,000	3,023,751
Term Loan, 3.74%, Maturing April 29, 2023	13,972	14,101,425
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021	20,751	20,977,910

		$847,167,395

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.24%, Maturing September 20, 2020	2,725	$2,758,090
Term Loan, 3.74%, Maturing March 20, 2022	61,556	62,556,469

		$65,314,559

Financial Intermediaries — 3.2%
AerCap Holdings N.V.
Term Loan, 3.40%, Maturing October 6, 2023	1,000	$1,010,417
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	6,385	6,464,833

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,579	$12,615,951
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 3.99%, Maturing March 31, 2022	34,061	34,284,612
Clipper Acquisitions Corp.
Term Loan, 3.31%, Maturing February 6, 2020	5,960	6,015,584
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	6,368	6,383,920
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	7,159	7,237,841
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	29,275	29,769,016
Geo Group, Inc. (The)
Term Loan, 3.20%, Maturing March 22, 2024	5,375	5,383,960
Guggenheim Partners, LLC
Term Loan, 3.74%, Maturing July 21, 2023	41,451	41,857,245
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	12,166	12,227,125
LPL Holdings, Inc.
Term Loan, 3.77%, Maturing March 10, 2024	15,050	15,144,062
MIP Delaware, LLC
Term Loan, 4.15%, Maturing March 9, 2020	3,107	3,120,837
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	25,696	26,113,052
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	3,975	3,895,194
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	27,556	28,124,279
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	10,587	10,603,682
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,670	11,786,404
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	49,439	44,680,664

		$312,941,928

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 2.7%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023		18,761	$18,850,525
Blue Buffalo Company, Ltd.
Term Loan, 3.78%, Maturing August 8, 2019		5,338	5,397,603
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021		26,799	22,578,159
Dole Food Company, Inc.
Term Loan, 4.09%, Maturing April 6, 2024		19,175	19,274,307
High Liner Foods Incorporated
Term Loan, 4.31%, Maturing April 24, 2021		11,665	11,693,793
HLF Financing S.a.r.l.
Term Loan, 6.49%, Maturing February 13, 2023		17,175	17,160,693
JBS USA, LLC
Term Loan, 3.48%, Maturing October 30, 2022		66,615	66,937,395
Keurig Green Mountain, Inc.
Term Loan, 2.50%, Maturing March 3, 2021		9,253	9,252,738
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,305	10,448,351
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,939	540,491
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023		40,921	41,151,485
Term Loan, 5.25%, Maturing May 5, 2023	GBP	3,970	5,183,785
Nomad Foods Europe Midco Limited
Term Loan, Maturing April 18, 2024(4)	EUR	4,018	4,411,983
Term Loan, Maturing April 18, 2024(4)		6,650	6,684,633
Oak Tea, Inc.
Term Loan, 3.69%, Maturing July 2, 2022		16,568	16,678,063
Pinnacle Foods Finance, LLC
Term Loan, 2.98%, Maturing February 2, 2024		8,180	8,240,233

			$264,484,237

Food Service — 2.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024		89,990	$90,149,037
Centerplate, Inc.
Term Loan, 4.81%, Maturing November 26, 2019		9,504	9,504,478
Landry’s, Inc.
Term Loan, 3.73%, Maturing October 4, 2023		31,483	31,557,464
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023		9,216	9,328,091
NPC International, Inc.
Term Loan, Maturing March 17, 2024(4)		9,600	9,705,005

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019	5,728	$5,649,460
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020	3,970	3,999,264
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023	10,775	10,887,804
US Foods, Inc.
Term Loan, 3.74%, Maturing June 27, 2023	2,492	2,517,394
Weight Watchers International, Inc.
Term Loan, 4.34%, Maturing April 2, 2020	55,551	52,794,565
Yum! Brands, Inc.
Term Loan, 2.99%, Maturing June 16, 2023	20,350	20,485,673

		$246,578,235

Food / Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 3.99%, Maturing August 22, 2021	16,082	$16,154,820
Term Loan, 4.40%, Maturing December 22, 2022	8,697	8,743,638
Term Loan, 4.30%, Maturing June 22, 2023	51,543	51,829,395
General Nutrition Centers, Inc.
Term Loan, 3.50%, Maturing March 4, 2019	7,652	7,065,284
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	48,538	48,786,320
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	15,625	15,764,202

		$148,343,659

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	10,174	$10,231,103

		$10,231,103

Health Care — 8.8%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	3,177	$3,196,730
ADMI Corp.
Term Loan, 4.87%, Maturing April 30, 2022	14,698	14,817,522
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	15,325	15,535,502
Alere, Inc.
Term Loan, 3.99%, Maturing June 18, 2020	1,565	1,564,640
Term Loan, 4.25%, Maturing June 18, 2022	34,466	34,584,097

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.35%, Maturing June 3, 2019	14,052	$14,060,435
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.65%, Maturing August 4, 2021	7,227	7,267,308
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	2,992	3,019,506
BioClinica, Inc.
Term Loan, 5.37%, Maturing October 20, 2023	6,409	6,465,016
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	32,028	32,267,915
CHG Healthcare Services, Inc.
Term Loan, 4.92%, Maturing June 7, 2023	24,401	24,684,939
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	17,011	16,966,685
Term Loan, 4.05%, Maturing January 27, 2021	23,280	23,158,819
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	6,125	6,167,435
Convatec, Inc.
Term Loan, 3.49%, Maturing October 31, 2023	5,775	5,861,625
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 21, 2024	7,350	7,405,125
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	25,379	24,834,295
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	63,087	63,781,853
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	19,104	19,228,176
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	15,468	15,579,964
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.20%, Maturing January 31, 2025	41,225	41,405,442
HCA, Inc.
Term Loan, 3.24%, Maturing February 15, 2024	1,500	1,516,071
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,801	16,860,243
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	11,638	11,724,781
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	37,866	38,141,449
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	30,539	30,619,854
Kinetic Concepts, Inc.
Term Loan, 4.40%, Maturing February 2, 2024	27,850	27,934,135

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 4.92%, Maturing August 13, 2022		20,907	$21,063,406
Medical Depot Holdings, Inc.
Term Loan, 6.65%, Maturing January 3, 2023		7,354	7,153,728
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		8,524	8,353,845
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023		40,087	40,655,379
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017		6,197	6,073,201
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021		5,389	5,414,504
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		1,913	1,913,647
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		3,313	1,794,449
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019		10,697	10,633,360
Opal Acquisition, Inc.
Term Loan, 5.15%, Maturing November 27, 2020		26,448	25,026,655
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		33,046	32,927,972
Patheon Holdings I B.V.
Term Loan, 4.41%, Maturing April 30, 2024		29,950	30,066,056
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		10,948	10,971,516
Quintiles IMS Incorporated
Term Loan, 3.15%, Maturing March 7, 2024		26,759	27,038,040
RadNet, Inc.
Term Loan, 4.31%, Maturing June 30, 2023		14,308	14,433,321
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024		17,525	17,718,353
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022		4,260	4,244,150
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		38,575	38,415,878
Tecomet, Inc.
Term Loan, 5.90%, Maturing December 5, 2021		24,213	24,280,941
Term Loan, Maturing April 13, 2024(4)		8,725	8,774,078
Vedici Groupe
Term Loan, Maturing October 31, 2022(4)	EUR	8,500	9,319,815

			$854,921,856

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		52,843	$53,080,354

			$53,080,354

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,922	$39,323,602
Delachaux S.A.
Term Loan, 4.65%, Maturing October 28, 2021		8,151	8,130,391
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		15,417	15,619,041
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021		12,635	12,729,791
Term Loan, 5.65%, Maturing January 15, 2021		6,567	6,624,260
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		14,513	14,648,719
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		48,468	48,520,627
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,348	6,978,817
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	9,675	10,593,862
Term Loan, 4.41%, Maturing April 1, 2024		34,791	35,016,117
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		6,085	6,217,854
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,340	24,516,328
Milacron, LLC
Term Loan, 3.99%, Maturing September 28, 2023		31,521	31,718,006
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		16,191	15,462,647
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	15,300	16,865,931
Rexnord, LLC
Term Loan, 3.89%, Maturing August 21, 2023		42,230	42,452,453
Signode Industrial Group US, Inc.
Term Loan, 3.81%, Maturing May 1, 2021		7,987	8,066,437
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,576	5,499,208
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		7,560	7,572,645
Terex Corporation
Term Loan, 3.54%, Maturing January 31, 2024		3,000	3,018,126

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.90%, Maturing April 4, 2024	6,075	$6,102,842

		$365,677,704

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022	20,622	$20,747,244
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024	29,027	29,066,553
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	23,834	24,044,060
Asurion, LLC
Term Loan, 4.24%, Maturing July 8, 2020	1,525	1,538,291
Term Loan, 4.25%, Maturing August 4, 2022	29,491	29,730,142
Term Loan, 4.75%, Maturing November 3, 2023	20,034	20,149,856
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	19,616,322
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	15,967	14,409,919
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020(3)	4,700	3,800,890
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	45,789	46,141,018
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	9,120	9,208,633
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	48,265	48,370,726

		$266,823,654

Leisure Goods / Activities / Movies — 3.1%
AMC Entertainment, Inc.
Term Loan, 3.74%, Maturing December 15, 2023	10,152	$10,236,628
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	33,784	34,153,277
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	44,551	44,853,449
Bright Horizons Family Solutions, Inc.
Term Loan, 3.74%, Maturing November 7, 2023	10,598	10,699,451
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	18,246	18,446,430
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	7,500	7,518,750

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)— continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	20,236	$20,387,704
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	281	283,171
Term Loan, 5.82%, Maturing May 8, 2021	2,176	2,194,572
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	43,063	43,405,431
Match Group, Inc.
Term Loan, 4.28%, Maturing November 16, 2022	5,797	5,876,582
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	19,680	19,729,309
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.15%, Maturing March 31, 2024	17,521	17,532,356
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,414	2,565,790
SRAM, LLC
Term Loan, 4.54%, Maturing March 15, 2024	28,146	28,287,076
Steinway Musical Instruments, Inc.
Term Loan, 4.92%, Maturing September 19, 2019	5,161	4,902,624
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	15,721	15,833,295
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	12,400	12,464,902

		$299,370,797

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021	44,995	$45,114,630
Term Loan - Second Lien, 8.15%, Maturing August 1, 2022	5,828	5,870,297
Boyd Gaming Corporation
Term Loan, 3.45%, Maturing September 15, 2023	11,247	11,314,091
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(7)	1,787	1,742,050
Term Loan, Maturing March 31, 2024(4)	5,975	5,942,633
CityCenter Holdings, LLC
Term Loan, 3.49%, Maturing April 18, 2024	22,100	22,160,775
Eldorado Resorts, LLC
Term Loan, 5.25%, Maturing March 13, 2024	13,575	13,591,969
ESH Hospitality, Inc.
Term Loan, 3.49%, Maturing August 30, 2023	28,212	28,375,949

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Four Seasons Hotels Limited
Term Loan, 4.15%, Maturing November 30, 2023		9,277	$9,396,021
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023		4,150	4,210,955
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		2,758	2,800,608
Term Loan, 4.50%, Maturing November 21, 2019		6,434	6,534,752
Hilton Worldwide Finance, LLC
Term Loan, 2.99%, Maturing October 25, 2023		55,132	55,648,811
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021		15,446	15,586,182
Las Vegas Sands, LLC
Term Loan, 2.99%, Maturing March 29, 2024		4,681	4,690,461
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, Maturing April 25, 2023		29,477	29,605,944
Parkdean Resorts Holdco Limited
Term Loan, 4.50%, Maturing February 17, 2024	GBP	3,000	3,942,495
Playa Resorts Holding B.V.
Term Loan, Maturing August 9, 2019(4)		5,345	5,368,824
Term Loan, Maturing April 5, 2024(4)		11,550	11,596,928

			$283,494,375

Nonferrous Metals / Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022		15,027	$15,064,223
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019		38,409	37,832,894
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020		22,389	21,561,233
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)		188	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,223	530,433
Oxbow Carbon, LLC
Term Loan, 6.25%, Maturing July 19, 2019		1,803	1,807,715
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	12,905,156
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)		2,295	881,022

			$90,582,676

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 3.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	62,316	$40,193,915
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	25,821	26,078,862
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	10,575	10,720,294
CITGO Petroleum Corporation
Revolving Loan, 2.10%, Maturing July 23, 2019(2)	12,500	12,156,250
Term Loan, 4.65%, Maturing July 29, 2021	15,844	15,969,185
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,457	7,429,463
Energy Transfer Equity L.P.
Term Loan, 3.73%, Maturing February 2, 2024	3,550	3,560,142
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	17,651,642
Term Loan, 8.00%, Maturing August 31, 2020	7,471	7,339,982
Term Loan, 8.38%, Maturing September 30, 2020	9,874	8,984,998
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	11,012,725
Floatel International Ltd.
Term Loan, 6.15%, Maturing June 27, 2020	1,601	1,337,147
MEG Energy Corp.
Term Loan, 4.63%, Maturing December 31, 2023	52,690	52,833,823
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	23,179	9,112,303
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	30,946	20,888,521
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	952	789,202
Term Loan, 4.56%, Maturing December 16, 2020	2,553	2,116,134
Term Loan, 4.56%, Maturing December 16, 2020	18,356	15,212,255
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	1,802	1,560,375
Term Loan, 4.60%, Maturing October 1, 2019	2,950	2,554,618
Term Loan, 4.60%, Maturing October 1, 2019	22,266	19,278,938
Southcross Energy Partners L.P.
Term Loan, 5.40%, Maturing August 4, 2021	7,801	6,918,142
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,197	1,077,240

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Ultra Resources, Inc.
Term Loan, 4.00%, Maturing March 23, 2024	13,200	$13,096,882

		$307,873,038

Publishing — 1.4%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	205	$105,914
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	23,636	23,787,494
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	54,711	48,578,970
Harland Clarke Holdings Corp.
Term Loan, 7.15%, Maturing December 31, 2021	5,303	5,346,883
Term Loan, 6.65%, Maturing February 9, 2022	7,135	7,159,359
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	9,750	9,896,250
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	7,633	7,652,361
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	11,330	11,452,394
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.61%, Maturing August 14, 2020	10,306	10,340,055
Tweddle Group, Inc.
Term Loan, 7.17%, Maturing October 24, 2022	8,665	8,730,302

		$133,049,982

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	8,648	$8,216,016
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	6,654	5,918,235
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	11,583	11,710,445
Term Loan, Maturing March 2, 2024(4)	5,200	5,242,250
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	69,871	54,827,139
Entercom Radio, LLC
Term Loan, 4.55%, Maturing November 1, 2023	17,769	17,901,911
Entravision Communications Corporation
Term Loan, 3.65%, Maturing May 31, 2020	14,529	14,592,937

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Gray Television, Inc.
Term Loan, 3.48%, Maturing February 7, 2024	3,865	$3,904,932
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	7,036	7,070,873
iHeartCommunications, Inc.
Term Loan, 7.74%, Maturing January 30, 2019	33,740	28,974,028
Term Loan, 8.49%, Maturing July 30, 2019	5,384	4,623,333
Mission Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	2,936	2,959,250
Nexstar Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	30,282	30,523,647
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, Maturing August 4, 2021	5,514	5,506,826
Sinclair Television Group, Inc.
Term Loan, 3.25%, Maturing January 3, 2024	14,439	14,491,399
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	68,525	68,130,057

		$284,593,278

Retailers (Except Food and Drug) — 3.3%
Bass Pro Group, LLC
Term Loan, 5.90%, Maturing June 9, 2018	4,275	$4,317,750
Term Loan, 6.15%, Maturing December 16, 2023	12,700	12,394,413
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	10,050	10,018,594
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	21,252	21,415,970
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	274	275,176
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	24,059	20,530,092
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	24,299	22,264,188
Harbor Freight Tools USA, Inc.
Term Loan, 4.24%, Maturing August 19, 2023	22,267	22,260,473
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	26,583	17,744,407
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	9,025	8,686,391
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	29,152	29,157,606
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	23,745	19,005,029

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Party City Holdings, Inc.
Term Loan, 4.17%, Maturing August 19, 2022	24,602	$24,608,160
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	48,054	44,360,158
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	10,121	9,956,377
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	9,603	9,291,326
Rent-A-Center, Inc.
Term Loan, 3.99%, Maturing March 19, 2021	1,667	1,640,570
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	31,974	30,774,953
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	10,350	10,427,625
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	2,729	2,679,437

		$321,808,695

Steel — 0.6%
Atkore International, Inc.
Term Loan, 4.15%, Maturing December 22, 2023	4,015	$4,050,903
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	15,065	15,176,306
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	12,184	12,093,095
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	30,582	30,983,620

		$62,303,924

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.15%, Maturing March 15, 2022	5,803	$5,818,216
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023	10,669	10,695,216
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	1,407	1,409,307
Term Loan, 4.00%, Maturing July 31, 2022	4,626	4,634,309
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022	3,641	3,668,559
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021	25,837	23,931,529

		$50,157,136

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Technology — 0.4%
Seattle Spinco, Inc.
Term Loan, Maturing April 30, 2024(4)		36,626	$36,809,598

			$36,809,598

Telecommunications — 3.9%
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)		9,025	$9,101,667
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		4,005	4,038,917
Term Loan, Maturing October 5, 2023(4)		10,675	10,756,397
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing March 14, 2024	EUR	20,950	22,861,244
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023		12,275	11,385,063
Hargray Communications Group, Inc.
Term Loan, Maturing March 22, 2024(4)		1,500	1,509,687
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019		66,259	65,582,233
IPC Corp.
Term Loan, 5.67%, Maturing August 6, 2021		21,928	20,694,078
Level 3 Financing, Inc.
Term Loan, 3.24%, Maturing February 22, 2024		31,025	31,164,613
LSF9 Atlantis Holdings, LLC
Term Loan, Maturing April 21, 2023(4)		11,175	11,175,000
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024		13,025	13,052,131
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		12,115	12,186,465
Term Loan, 3.25%, Maturing June 10, 2022		21,380	21,463,663
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024		51,950	52,052,809
Syniverse Holdings, Inc.
Term Loan, 4.15%, Maturing April 23, 2019		30,871	28,420,349
Term Loan, 4.17%, Maturing April 23, 2019		9,827	9,046,824
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023		49,656	50,132,280

			$374,623,420

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.24%, Maturing May 3, 2020		4,170	$4,185,144
Term Loan, 3.49%, Maturing January 31, 2022		10	9,663

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 2.75%, Maturing November 30, 2017		7,655	$7,664,114
Term Loan, 2.75%, Maturing December 26, 2019		4,900	4,911,814
Term Loan, 3.90%, Maturing January 15, 2024		47,984	48,209,383
Dayton Power & Light Company (The)
Term Loan, 4.25%, Maturing August 24, 2022		5,536	5,590,335
Dynegy, Inc.
Term Loan, 4.25%, Maturing February 7, 2024		5,000	5,004,705
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021		1,707	1,724,320
Term Loan, 5.15%, Maturing December 19, 2021		37,920	38,307,348
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)		10,450	10,583,237
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022		2,241	2,174,004
Lightstone Generation, LLC
Term Loan, 5.50%, Maturing January 30, 2024		2,161	2,175,918
Term Loan, 5.50%, Maturing January 30, 2024		35,026	35,270,269
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021		18,158	16,160,395
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,586	2,967,518
Talen Energy Supply, LLC
Term Loan, 5.00%, Maturing April 15, 2024		8,100	8,059,500
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023		18,932	19,073,634

			$212,071,301

Total Senior Floating-Rate Loans (identified cost $8,913,656,057)			$8,779,877,374

Corporate Bonds & Notes — 3.9%

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.545%, 4/15/24(8)(9)	EUR	6,000	$6,527,302

			$6,527,302

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,698,750
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,349,960

			$20,048,710

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,890,625
4.658%, 7/15/21(8)(9)		9,925	10,173,125

			$56,063,750

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		11,092	$11,383,165
7.00%, 3/15/24(8)		14,419	14,743,427

			$26,126,592

Electronics / Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,267,500

			$14,267,500

Entertainment — 0.1%
Vue International Bidco PLC
4.918%, 7/15/20(8)(9)	EUR	8,625	$9,457,641

			$9,457,641

Equipment Leasing — 0.0%(5)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,482,735

			$2,482,735

Food Products — 0.2%
Iceland Bondco PLC
4.586%, 7/15/20(8)(9)	GBP	8,425	$10,966,723
6.25%, 7/15/21(8)	GBP	7,000	9,434,626

			$20,401,349

Security		Principal Amount* (000’s omitted)	Value

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,462,500
6.25%, 3/31/23		16,650	17,003,812
HCA, Inc.
4.75%, 5/1/23		9,766	10,278,715
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,750,475
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,187,500
4.375%, 10/1/21		9,700	9,736,375

			$72,419,377

Insurance — 0.0%(5)
Galaxy Bidco, Ltd.
5.358%, 11/15/19(8)(9)	GBP	2,500	$3,254,188

			$3,254,188

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,518,125

			$8,518,125

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		24,836	$30,423,674
9.00%, 2/15/20(7)		6,073	7,447,587
9.00%, 2/15/20(7)		14,729	18,061,152

			$55,932,413

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,315,000

			$7,315,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,758,750

			$11,758,750

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,453,778
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,557,175

			$16,010,953

Retailers (Except Food and Drug) — 0.1%
B&M European Value Retail S.A.
4.125%, 2/1/22(8)	GBP	750	$1,016,644
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	10,463,563

			$11,480,207

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(8)(9)	EUR	5,005	$5,536,407
6.50%, 4/30/20(8)		7,375	7,640,500

			$13,176,907

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,146,250
5.875%, 1/15/24(8)		5,000	5,275,000
5.25%, 6/1/26(8)		10,925	11,047,906

			$19,469,156

Total Corporate Bonds & Notes (identified cost $367,908,837)			$374,710,655

Asset-Backed Securities — 0.5%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.658%, 4/15/25(8)(9)		$4,000	$3,998,852
Series 2013-14A, Class E, 5.558%, 4/15/25(8)(9)		3,500	3,368,876
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.058%, 10/17/24(8)(9)		3,000	2,983,131
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.408%, 7/17/25(8)(9)		3,330	3,175,991

Security	Principal Amount (000’s omitted)	Value
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.656%, 4/20/25(8)(9)	$5,600	$5,608,299
Series 2013-IA, Class E, 5.556%, 4/20/25(8)(9)	3,525	3,399,753
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.258%, 7/15/26(8)(9)	3,500	3,469,291
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.558%, 7/15/25(8)(9)	3,000	2,998,680
Series 2013-3A, Class D, 5.758%, 7/15/25(8)(9)	2,400	2,375,854
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.939%, 8/15/25(8)(9)	925	866,665
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.156%, 10/20/27(8)(9)	3,000	3,033,212
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.658%, 7/20/26(8)(9)	3,250	3,251,504
Series 2014-12A, Class E, 6.258%, 7/20/26(8)(9)	3,250	3,198,058
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 4/25/29(8)(10)	1,500	1,479,402
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.552%, 11/20/27(8)(9)	900	918,543
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.656%, 4/20/25(8)(9)	6,950	6,936,343
Wind River CLO, Ltd.
Series 2014-2A, Class E, 6.408%, 7/15/26(8)(9)	800	780,410

Total Asset-Backed Securities (identified cost $50,200,315)		$51,842,864

Common Stocks — 0.9%

Security	Shares	Value

Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$41,117,679

		$41,117,679

Automotive — 0.0%(5)
Dayco Products, LLC(3)(11)(13)	88,506	$2,787,939

		$2,787,939

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(13)	65,471,595	$0
RCS Capital Corp.(3)(11)(13)	421,149	5,790,799

		$5,790,799

Electronics / Electrical — 0.1%
Answers Corp.(11)(13)	906,100	$12,458,875

		$12,458,875

Health Care — 0.0%(5)
New Millennium Holdco, Inc.(11)(13)	421,318	$600,378

		$600,378

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(13)	2,830	$0

		$0

Oil and Gas — 0.1%
Samson Resources II, LLC, Class A(11)(13)	435,055	$7,178,407
Southcross Holdings Group, LLC(3)(11)(13)	1,281	0
Southcross Holdings L.P., Class A(11)(13)	1,281	688,538

		$7,866,945

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$12,836,494
MediaNews Group, Inc.(3)(11)(13)	162,730	5,822,477
Nelson Education, Ltd.(3)(11)(13)	32,751	0

		$18,658,971

Total Common Stocks (identified cost $33,826,862)		$89,281,586

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 7.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(14)	705,318,868	$705,530,463

Total Short-Term Investments (identified cost $705,482,446)		$705,530,463

Total Investments — 103.4% (identified cost $10,076,216,097)		$10,001,242,942

Less Unfunded Loan Commitments — (0.3)%		$(28,461,440)

Net Investments — 103.1% (identified cost $10,047,754,657)		$9,972,781,502

Other Assets, Less Liabilities — (3.1)%		$(297,617,190)

Net Assets — 100.0%		$9,675,164,312

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.

(5)	Amount is less than 0.05%.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $235,390,926 or 2.4% of the Portfolio’s net assets.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(10)	When-issued, variable rate security whose rate will be determined after April 30, 2017.

(11)	Non-income producing security.

(12)	Affiliated company (see Note 9).
(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	427,289	CAD	569,000	Goldman Sachs International	5/31/17	$10,283	$—
USD	8,940,567	CAD	11,702,880	HSBC Bank USA, N.A.	5/31/17	363,813	—
USD	6,503,016	EUR	6,000,000	HSBC Bank USA, N.A.	5/31/17	—	(41,541)
USD	4,364,412	EUR	4,018,148	State Street Bank and Trust Company	5/31/17	—	(18,423)
USD	11,719,400	EUR	10,950,000	State Street Bank and Trust Company	5/31/17	—	(224,421)
USD	86,638,239	EUR	81,501,601	State Street Bank and Trust Company	5/31/17	—	(2,260,433)
USD	32,120,073	EUR	30,000,000	Goldman Sachs International	6/30/17	—	(655,778)
USD	78,674,922	EUR	72,754,388	HSBC Bank USA, N.A.	6/30/17	—	(811,312)
USD	24,762,984	GBP	19,862,825	Goldman Sachs International	6/30/17	—	(1,006,567)
USD	108,929,020	EUR	99,542,191	Goldman Sachs International	7/31/17	2,784	—
USD	21,942,370	GBP	17,034,679	State Street Bank and Trust Company	7/31/17	—	(177,498)

						$376,880	$(5,195,973)

Abbreviations:

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $9,342,272,211)	$9,267,251,039
Affiliated investment, at value (identified cost, $705,482,446)	705,530,463
Cash	26,760,807
Restricted cash*	7,290,000
Foreign currency, at value (identified cost, $49,969,740)	49,984,578
Interest receivable	28,902,733
Dividends receivable from affiliated investment	598,792
Receivable for investments sold	7,468,754
Receivable for open forward foreign currency exchange contracts	376,880
Prepaid expenses	1,314,746
Total assets	$10,095,478,792

Liabilities
Payable for investments purchased	$408,731,174
Payable for when-issued securities	1,479,402
Payable for open forward foreign currency exchange contracts	5,195,973
Payable to affiliates:
Investment adviser fee	3,949,478
Trustees’ fees	8,457
Accrued expenses	949,996
Total liabilities	$420,314,480
Net Assets applicable to investors’ interest in Portfolio	$9,675,164,312

Sources of Net Assets
Investors’ capital	$9,756,046,527
Net unrealized depreciation	(80,882,215)
Total	$9,675,164,312

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income	$198,685,780
Dividends	3,901,562
Dividends from affiliated investment	3,728,933
Total investment income	$206,316,275

Expenses
Investment adviser fee	$22,383,949
Trustees’ fees and expenses	53,540
Custodian fee	831,525
Legal and accounting services	668,833
Interest expense and fees	1,276,392
Miscellaneous	180,318
Total expenses	$25,394,557

Net investment income	$180,921,718

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(30,296,989)
Investment transactions — affiliated investment	158,933
Foreign currency and forward foreign currency exchange contract transactions	8,079,083
Net realized loss	$(22,058,973)
Change in unrealized appreciation (depreciation) —
Investments	$170,132,549
Investments — affiliated investment	(73,354)
Foreign currency and forward foreign currency exchange contracts	(11,221,145)
Net change in unrealized appreciation (depreciation)	$158,838,050

Net realized and unrealized gain	$136,779,077

Net increase in net assets from operations	$317,700,795

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$180,921,718	$388,831,412
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(22,058,973)	(218,910,638)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	158,838,050	358,119,278
Net increase in net assets from operations	$317,700,795	$528,040,052
Capital transactions —
Contributions	$1,609,471,219	$709,970,505
Withdrawals	(457,745,519)	(2,968,286,384)
Net increase (decrease) in net assets from capital transactions	$1,151,725,700	$(2,258,315,879)

Net increase (decrease) in net assets	$1,469,426,495	$(1,730,275,827)

Net Assets
At beginning of period	$8,205,737,817	$9,936,013,644
At end of period	$9,675,164,312	$8,205,737,817

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.58%	0.55%	0.52%	0.52%	0.54%
Net investment income	4.05	%(2)	4.58%	4.27%	3.89%	4.14%	4.72%
Portfolio Turnover	26	%(3)	27%	19%	34%	32%	42%

Total Return	3.53	%(3)	7.10%	0.56%	2.23%	5.08%	7.67%

Net assets, end of six months (000’s omitted)	$9,675,164		$8,205,738	$9,936,014	$13,901,215	$16,648,042	$9,432,841

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 85.0%, 14.7%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

40

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

41

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. Effective May 1, 2017, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the investment adviser fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $22,383,949 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $3,581,409,897 and $2,216,183,352, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,048,936,385

Gross unrealized appreciation	$142,341,041
Gross unrealized depreciation	(218,495,924)

Net unrealized depreciation	$(76,154,883)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $5,195,973. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,290,000 at April 30, 2017.

42

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$376,880	(1)	$(5,195,973	)(2)

Total Derivatives subject to master netting or similar agreements	$376,880		$(5,195,973)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$13,067	$(13,067)	$—	$—	$—
HSBC Bank USA, N.A.	363,813	(363,813)	—	—	—

	$376,880	$(376,880)	$—	$—	$—

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Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(1,662,345)	$13,067	$—	$1,649,278	$—
HSBC Bank USA, N.A.	(852,853)	363,813	—	440,000	(49,040)
State Street Bank and Trust Company	(2,680,775)	—	—	2,680,775	—

	$(5,195,973)	$376,880	$—	$4,770,053	$(49,040)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$6,199,216	$(10,229,781)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding (based on the absolute value of notional amounts of currency purchased and currency sold) during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $317,971,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million unsecured line of credit agreement with a group of banks, which is in effect through March 12, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $606,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2017 is $1,087,157 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest

44

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended April 30, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

IAP Global Services, LLC	2,577	—	—	2,577	$41,117,679	$—	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,725,195,687	$26,220,247	$8,751,415,934
Corporate Bonds & Notes	—	374,710,655	—	374,710,655
Asset-Backed Securities	—	51,842,864	—	51,842,864
Common Stocks	—	20,926,198	68,355,388	89,281,586
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	705,530,463	—	705,530,463

Total Investments	$—	$9,878,205,867	$94,575,635	$9,972,781,502
Forward Foreign Currency Exchange Contracts	$—	$376,880	$—	$376,880

Total	$—	$9,878,582,747	$94,575,635	$9,973,158,382

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,195,973)	$—	$(5,195,973)

Total	$—	$(5,195,973)	$—	$(5,195,973)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

45

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at April 30, 2017). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

46

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Eaton Vance Floating Rate Portfolio, High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel, which includes portfolio managers and analysts, who provide services to the Portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolios.

48

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolios. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolios as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolios and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any

49

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

50

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at
1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716    4.30.17

Eaton Vance

Global Income Builder Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Global Income Builder Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	41

Officers and Trustees	45

Important Notices	46

Eaton Vance

Global Income Builder Fund

April 30, 2017

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA, of Boston Management and Research; Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/30/2005	11/30/2005	8.48%	9.97%	8.38%	2.13%
Class A with 5.75% Maximum Sales Charge	—	—	2.20	3.63	7.12	1.53
Class C at NAV	11/30/2005	11/30/2005	8.04	8.99	7.58	1.36
Class C with 1% Maximum Sales Charge	—	—	7.04	7.99	7.58	1.36
Class I at NAV	01/31/2006	11/30/2005	8.38	10.16	8.65	2.38
Class R at NAV	01/31/2006	11/30/2005	8.24	9.45	8.09	1.85
MSCI World Index	—	—	12.12%	14.65%	9.93%	3.91%
Blended Index	—	—	9.70	13.52	8.65	5.02

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			1.31%	2.06%	1.06%	1.56%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder Fund

April 30, 2017

Fund Profile4

Country Allocation (% of net assets)5

Asset Allocation (% of net assets)7

Top 10 Holdings (% of net assets)6

Alphabet, Inc., Class C	1.7%

AXA SA	1.0

Allianz SE	1.0

Facebook, Inc., Class A	0.9

InterContinental Hotels Group PLC	0.9

Bayerische Motoren Werke AG	0.8

Bouygues SA	0.8

Sampo Oyj, Class A	0.8

Amazon.com, Inc.	0.8

Melrose Industries PLC	0.8

Total	9.5%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Income Builder Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. BofA Merrill Lynch Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market below investment grade corporate bonds and reflects gross returns. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The Blended Index consists of 65% MSCI World Index and 35% BofA Merrill Lynch Developed Markets High Yield Ex-Subordinated Financial Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective December 7, 2015, the Fund changed its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

The Portfolio may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Portfolio’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.
[7]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Income Builder Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,084.80	$6.72	1.30%
Class C	$1,000.00	$1,080.40	$10.57	2.05%
Class I	$1,000.00	$1,083.80	$5.43	1.05%
Class R	$1,000.00	$1,082.40	$8.00	1.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.51	1.30%
Class C	$1,000.00	$1,014.60	$10.24	2.05%
Class I	$1,000.00	$1,019.60	$5.26	1.05%
Class R	$1,000.00	$1,017.10	$7.75	1.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Global Income Builder Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Global Income Builder Portfolio, at value (identified cost, $341,826,962)	$360,467,133
Receivable for Fund shares sold	499,043
Total assets	$360,966,176

Liabilities
Payable for Fund shares redeemed	$1,457,049
Payable to affiliates:
Administration fee	43,897
Distribution and service fees	127,384
Trustees’ fees	42
Accrued expenses	72,104
Total liabilities	$1,700,476
Net Assets	$359,265,700

Sources of Net Assets
Paid-in capital	$433,867,572
Accumulated net realized loss	(92,646,581)
Accumulated distributions in excess of net investment income	(595,462)
Net unrealized appreciation from Portfolio	18,640,171
Total	$359,265,700

Class A Shares
Net Assets	$145,788,900
Shares Outstanding	16,863,783
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.65
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.18

Class C Shares
Net Assets	$119,174,345
Shares Outstanding	13,924,719
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.56

Class I Shares
Net Assets	$93,738,899
Shares Outstanding	10,856,502
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.63

Class R Shares
Net Assets	$563,556
Shares Outstanding	65,340
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $1,111,025)	$4,891,254
Interest allocated from Portfolio (net of foreign taxes, $7,739)	3,541,712
Other income allocated from Portfolio	234,558
Expenses allocated from Portfolio	(1,355,818)
Total investment income from Portfolio	$7,311,706

Expenses
Administration fee	$265,745
Distribution and service fees
Class A	198,118
Class C	602,003
Class R	1,486
Trustees’ fees and expenses	250
Custodian fee	6,216
Transfer and dividend disbursing agent fees	128,300
Legal and accounting services	15,186
Printing and postage	21,866
Registration fees	54,794
Miscellaneous	7,246
Total expenses	$1,301,210

Net investment income	$6,010,496

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$10,349,615 (1)
Financial futures contracts	(123,325)
Foreign currency and forward foreign currency exchange contract transactions	(9,727)
Net realized gain	$10,216,563
Change in unrealized appreciation (depreciation) —
Investments	$13,447,074
Financial futures contracts	(1,371,317)
Foreign currency and forward foreign currency exchange contracts	42,605
Net change in unrealized appreciation (depreciation)	$12,118,362

Net realized and unrealized gain	$22,334,925

Net increase in net assets from operations	$28,345,421

(1)	Includes $393,768 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$6,010,496	$13,082,982
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	10,216,563 (1)	9,223,449 (2)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	12,118,362	(21,234,758)
Net increase in net assets from operations	$28,345,421	$1,071,673
Distributions to shareholders —
From net investment income
Class A	$(3,080,012)	$(7,125,058)
Class C	(1,922,469)	(4,350,164)
Class I	(1,592,665)	(3,005,653)
Class R	(10,812)	(22,043)
Total distributions to shareholders	$(6,605,958)	$(14,502,918)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,271,264	$19,092,771
Class C	3,594,269	12,216,993
Class I	32,049,946	25,446,107
Class R	50,473	275,460
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,942,442	6,809,440
Class C	1,720,217	3,874,766
Class I	1,309,307	2,462,737
Class R	10,812	22,043
Cost of shares redeemed
Class A	(44,318,191)	(45,394,894)
Class C	(18,844,429)	(27,044,230)
Class I	(13,408,461)	(26,163,890)
Class R	(298,001)	(279,363)
Net decrease in net assets from Fund share transactions	$(23,920,352)	$(28,682,060)
Other capital —
Portfolio transaction fee contributed to Portfolio	$(143,000)	$(197,763)
Portfolio transaction fee allocated from Portfolio	137,361	193,269
Net decrease in net assets from other capital	$(5,639)	$(4,494)

Net decrease in net assets	$(2,186,528)	$(42,117,799)

Net Assets
At beginning of period	$361,452,228	$403,570,027
At end of period	$359,265,700	$361,452,228

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(595,462)	$—

(1)	Includes $393,768 of net realized gains from redemptions in-kind.

(2)	Includes $5,871,209 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$8.130		$8.420		$8.470	$8.120		$7.070		$6.900

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.293	(2)	$0.291	$0.354	(2)	$0.380	(2)	$0.425	(3)
Net realized and unrealized gain (loss)	0.537		(0.259)		0.004	0.340		0.994		0.141

Total income from operations	$0.682		$0.034		$0.295	$0.694		$1.374		$0.566

Less Distributions
From net investment income	$(0.162)		$(0.324)		$(0.345)	$(0.344)		$(0.324)		$(0.396)

Total distributions	$(0.162)		$(0.324)		$(0.345)	$(0.344)		$(0.324)		$(0.396)

Portfolio transaction fee, net(1)	$0.000	(4)	$0.000	(4)	$—	$—		$—		$—

Net asset value — End of period	$8.650		$8.130		$8.420	$8.470		$8.120		$7.070

Total Return(5)	8.48	%(6)	0.45%		3.53%	8.65%		19.88%		8.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,789		$166,221		$192,076	$204,799		$223,208		$212,233
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.30	%(9)	1.30%		1.25%	1.24%		1.26%		1.26%
Net investment income	3.51	%(9)	3.59	%(2)	3.44%	4.21	%(2)	5.04	%(2)	6.14	%(3)
Portfolio Turnover of the Portfolio(10)	71	%(6)	66	%(6)	—	—		—		97	%(6)
Portfolio Turnover of the Fund	—		72	%(6)(11)	135%	119%		114%		35	%(6)(12)

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051, $0.190 and $0.103 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.96%, 1.95% and 3.68% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.059 per share for the year ended October 31, 2012. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.29% for the year ended October 31, 2012.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$8.050		$8.340		$8.400	$8.050		$7.020		$6.850

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.229	(2)	$0.226	$0.285	(2)	$0.321	(2)	$0.369	(3)
Net realized and unrealized gain (loss)	0.526		(0.256)		(0.003)	0.347		0.977		0.147

Total income (loss) from operations	$0.641		$(0.027)		$0.223	$0.632		$1.298		$0.516

Less Distributions
From net investment income	$(0.131)		$(0.263)		$(0.283)	$(0.282)		$(0.268)		$(0.346)

Total distributions	$(0.131)		$(0.263)		$(0.283)	$(0.282)		$(0.268)		$(0.346)

Portfolio transaction fee, net(1)	$0.000	(4)	$0.000	(4)	$—	$—		$—		$—

Net asset value — End of period	$8.560		$8.050		$8.340	$8.400		$8.050		$7.020

Total Return(5)	8.04	%(6)	(0.30)%		2.69%	7.93%		18.85%		7.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,174		$125,354		$141,117	$150,189		$152,570		$140,506
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	2.05	%(9)	2.05%		2.00%	1.99%		2.01%		2.01%
Net investment income	2.82	%(9)	2.84	%(2)	2.70%	3.42	%(2)	4.28	%(2)	5.38	%(3)
Portfolio Turnover of the Portfolio(10)	71	%(6)	66	%(6)	—	—		—		97	%(6)
Portfolio Turnover of the Fund	—		72	%(6)(11)	135%	119%		114%		35	%(6)(12)

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051, $0.186 and $0.102 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.21%, 1.19% and 2.93% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.059 per share for the year ended October 31, 2012. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.53% for the year ended October 31, 2012.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

10	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$8.130		$8.410		$8.460	$8.110		$7.070		$6.900

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.326	(2)	$0.307	$0.350	(2)	$0.401	(2)	$0.442	(3)
Net realized and unrealized gain (loss)	0.505		(0.258)		0.004	0.368		0.985		0.140

Total income from operations	$0.673		$0.068		$0.311	$0.718		$1.386		$0.582

Less Distributions
From net investment income	$(0.173)		$(0.348)		$(0.361)	$(0.368)		$(0.346)		$(0.412)

Total distributions	$(0.173)		$(0.348)		$(0.361)	$(0.368)		$(0.346)		$(0.412)

Portfolio transaction fee, net(1)	$0.000	(4)	$0.000	(4)	$—	$—		$—		$—

Net asset value — End of period	$8.630		$8.130		$8.410	$8.460		$8.110		$7.070

Total Return(5)	8.38	%(6)	0.87%		3.74%	8.98%		20.09%		8.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,739		$69,113		$69,610	$64,213		$48,148		$41,820
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.05	%(9)	1.05%		1.01%	0.99%		1.01%		1.01%
Net investment income	4.07	%(9)	4.00	%(2)	3.63%	4.16	%(2)	5.32	%(2)	6.39	%(3)
Portfolio Turnover of the Portfolio(10)	71	%(6)	66	%(6)	—	—		—		97	%(6)
Portfolio Turnover of the Fund	—		72	%(6)(11)	135%	119%		114%		35	%(6)(12)

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.050, $0.173 and $0.102 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.39%, 2.10% and 3.96% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.060 per share for the year ended October 31, 2012. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.53% for the year ended October 31, 2012.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

11	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$8.110		$8.400		$8.460	$8.100		$7.060		$6.900

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.274	(2)	$0.282	$0.340	(2)	$0.371	(2)	$0.407	(3)
Net realized and unrealized gain (loss)	0.527		(0.262)		(0.011)	0.340		0.975		0.135

Total income from operations	$0.661		$0.012		$0.271	$0.680		$1.346		$0.542

Less Distributions
From net investment income	$(0.151)		$(0.302)		$(0.331)	$(0.320)		$(0.306)		$(0.382)

Total distributions	$(0.151)		$(0.302)		$(0.331)	$(0.320)		$(0.306)		$(0.382)

Portfolio transaction fee, net(1)	$0.000	(4)	$0.000	(4)	$—	$—		$—		$—

Net asset value — End of period	$8.620		$8.110		$8.400	$8.460		$8.100		$7.060

Total Return(5)	8.24	%(6)	0.18%		3.25%	8.50%		19.48%		8.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$564		$765		$767	$588		$610		$598
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.55	%(9)	1.55%		1.50%	1.48%		1.51%		1.51%
Net investment income	3.25	%(9)	3.37	%(2)	3.34%	4.05	%(2)	4.92	%(2)	5.89	%(3)
Portfolio Turnover of the Portfolio(10)	71	%(6)	66	%(6)	—	—		—		97	%(6)
Portfolio Turnover of the Fund	—		72	%(6)(11)	135%	119%		114%		35	%(6)(12)

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.049, $0.199 and $0.104 per share for the years ended October 31, 2016, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.77%, 1.68% and 3.54% for the years ended October 31, 2016, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.058 per share for the year ended October 31, 2012. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.05% for the year ended October 31, 2012.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

12	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Effective March 28, 2016, the Fund began investing all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (94.6% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946. Prior to March 28, 2016, the Fund invested directly in securities and derivatives. The accounting policies followed by the Fund for financial futures contracts, forward foreign currency exchange contracts and foreign currency translation were consistent with the Portfolio’s accounting policies.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded

13

Eaton Vance

Global Income Builder Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $102,107,858 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($70,287,928), October 31, 2018 ($27,975,696) and October 31, 2019 ($3,844,234) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), the Fund pays BMR a fee computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced. Pursuant to the investment sub-advisory agreement and subsequent fee reduction agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2017, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $265,745.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $4,965 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,951 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $198,118 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $451,502 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $743 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $150,501 and $743 for Class C and Class R shares, respectively.

14

Eaton Vance

Global Income Builder Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $1,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,372,674 and $36,497,875, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,353,663	2,335,609
Issued to shareholders electing to receive payments of distributions in Fund shares	354,046	832,382
Redemptions	(5,280,854)	(5,554,795)

Net decrease	(3,573,145)	(2,386,804)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	435,890	1,512,393
Issued to shareholders electing to receive payments of distributions in Fund shares	209,035	478,120
Redemptions	(2,285,325)	(3,351,724)

Net decrease	(1,640,400)	(1,361,211)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	3,803,447	3,128,753
Issued to shareholders electing to receive payments of distributions in Fund shares	157,350	301,440
Redemptions	(1,610,393)	(3,205,128)

Net increase	2,350,404	225,065

15

Eaton Vance

Global Income Builder Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	6,012	33,887
Issued to shareholders electing to receive payments of distributions in Fund shares	1,305	2,699
Redemptions	(36,238)	(33,640)

Net increase (decrease)	(28,921)	2,946

16

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 61.7%

Security	Shares	Value

Aerospace & Defense — 0.5%
CAE, Inc.	116,395	$1,777,836

		$1,777,836

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	14,412	$1,047,752

		$1,047,752

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	61,516	$2,228,725

		$2,228,725

Automobiles — 0.8%
Bayerische Motoren Werke AG	33,250	$3,176,763

		$3,176,763

Banks — 5.6%
Bank Pekao SA	48,988	$1,775,336
Credit Agricole SA	88,250	1,312,616
DNB ASA	148,793	2,322,110
ING Groep NV	101,361	1,652,136
Intesa Sanpaolo SpA	1,027,412	2,999,117
JPMorgan Chase & Co.	34,459	2,997,933
KBC Group NV	20,337	1,469,691
Mitsubishi UFJ Financial Group, Inc.	227,390	1,440,878
Natixis SA	194,040	1,350,360
Societe Generale SA	21,587	1,183,673
Wells Fargo & Co.	50,352	2,710,952

		$21,214,802

Beverages — 1.3%
Anheuser-Busch InBev SA/NV	12,954	$1,460,827
Constellation Brands, Inc., Class A	8,438	1,455,893
Diageo PLC	71,173	2,071,643

		$4,988,363

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.(1)	8,201	$1,047,924
BioMarin Pharmaceutical, Inc.(1)	10,378	994,627
Celgene Corp.(1)	14,418	1,788,553
Shire PLC	40,650	2,396,671

		$6,227,775

Security	Shares	Value

Building Products — 0.6%
Assa Abloy AB, Class B	106,327	$2,301,433

		$2,301,433

Capital Markets — 1.1%
Azimut Holding SpA	139,119	$2,713,756
Credit Suisse Group AG	38,293	584,005
Credit Suisse Group AG(2)	63,032	961,299

		$4,259,060

Chemicals — 1.3%
Arkema SA	8,095	$857,123
BASF SE	7,808	760,647
Ecolab, Inc.	7,064	911,892
Evonik Industries AG	46,944	1,567,459
Novozymes A/S, Class B	22,687	979,468

		$5,076,589

Commercial Services & Supplies — 0.4%
Brambles, Ltd.	210,483	$1,628,736

		$1,628,736

Construction & Engineering — 0.8%
Bouygues SA	73,048	$3,070,490
Carillion PLC	2,912	8,388

		$3,078,878

Containers & Packaging — 0.4%
Sealed Air Corp.	32,153	$1,415,375

		$1,415,375

Diversified Telecommunication Services — 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	470,491	$790,484
Deutsche Telekom AG	124,370	2,181,549
Telefonica Deutschland Holding AG	426,325	2,067,135

		$5,039,168

Electric Utilities — 2.0%
American Electric Power Co., Inc.	22,786	$1,545,574
EDP-Energias de Portugal SA	631,599	2,084,416
Electricite de France SA	230,408	1,923,390
NextEra Energy, Inc.	15,089	2,015,287

		$7,568,667

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment — 1.7%
ABB, Ltd.	32,284	$791,095
Legrand SA	21,060	1,363,234
Melrose Industries PLC	987,687	3,023,504
Zhuzhou CRRC Times Electric Co., Ltd., Class H	221,808	1,140,257

		$6,318,090

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	46,324	$2,737,285
Keyence Corp.	3,573	1,436,396

		$4,173,681

Energy Equipment & Services — 0.6%
Halliburton Co.	21,129	$969,399
Schlumberger, Ltd.	14,999	1,088,777

		$2,058,176

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	16,445	$2,071,083
Equity Residential	31,867	2,057,971

		$4,129,054

Food Products — 0.9%
Kerry Group PLC, Class A	12,529	$1,024,351
Nestle SA	15,842	1,220,158
Orkla ASA	43,548	395,106
Pinnacle Foods, Inc.	15,614	907,954

		$3,547,569

Health Care Equipment & Supplies — 0.3%
Edwards Lifesciences Corp.(1)	10,385	$1,138,923

		$1,138,923

Hotels, Restaurants & Leisure — 1.1%
Accor SA	21,042	$959,497
InterContinental Hotels Group PLC	62,678	3,322,064

		$4,281,561

Household Durables — 1.2%
Newell Brands, Inc.	61,952	$2,957,588
Persimmon PLC	57,809	1,744,277

		$4,701,865

Security	Shares	Value

Household Products — 0.4%
Reckitt Benckiser Group PLC	16,918	$1,558,781

		$1,558,781

Insurance — 7.8%
AIA Group, Ltd.	425,407	$2,944,427
Allianz SE	19,312	3,676,572
Assicurazioni Generali SpA	112,695	1,785,090
AXA SA	140,500	3,748,558
Chubb, Ltd.	21,513	2,952,659
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,515	2,399,366
Poste Italiane SpA(3)	176,538	1,208,906
Prudential PLC	82,704	1,835,519
Sampo Oyj, Class A	63,741	3,050,490
SCOR SE	44,746	1,770,016
St. James’s Place PLC	151,535	2,252,316
Swiss Re AG	25,889	2,251,807

		$29,875,726

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.(1)	3,284	$3,037,667

		$3,037,667

Internet Software & Services — 2.6%
Alphabet, Inc., Class C(1)(4)	7,065	$6,400,607
Facebook, Inc., Class A(1)	23,352	3,508,638

		$9,909,245

IT Services — 0.8%
Visa, Inc., Class A	32,553	$2,969,485

		$2,969,485

Machinery — 0.9%
Fortive Corp.	39,378	$2,491,052
Komatsu, Ltd.	35,416	946,370

		$3,437,422

Media — 1.7%
Interpublic Group of Cos., Inc.	98,860	$2,330,130
ITV PLC	260,771	709,199
ProSiebenSat.1 Media SE	35,261	1,496,816
Time Warner, Inc.	10,526	1,044,916
Toho Co., Ltd.	29,243	839,359

		$6,420,420

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 0.3%
Rio Tinto, Ltd.	24,227	$1,096,797

		$1,096,797

Multi-Utilities — 2.9%
A2A SpA	815,291	$1,211,795
Centrica PLC	664,026	1,701,532
National Grid PLC	230,824	2,988,767
Suez	137,268	2,254,871
Veolia Environnement SA	156,199	2,972,524

		$11,129,489

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	37,682	$2,148,628
Exxon Mobil Corp.	17,847	1,457,208
Occidental Petroleum Corp.	28,842	1,774,937
Royal Dutch Shell PLC, Class B	60,059	1,597,987
Saras SpA	593,493	1,239,918
Seven Generations Energy, Ltd., Class A(1)	70,679	1,251,464
Snam SpA	678,433	2,997,361

		$12,467,503

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	23,845	$2,077,853
Unilever PLC	42,844	2,204,251

		$4,282,104

Pharmaceuticals — 3.9%
Allergan PLC	9,734	$2,373,733
Eli Lilly & Co.	22,037	1,808,356
Johnson & Johnson	23,329	2,880,432
Novo Nordisk A/S, Class B	39,834	1,551,011
Roche Holding AG PC	7,089	1,854,938
Sanofi	23,575	2,227,691
Zoetis, Inc.	35,509	1,992,410

		$14,688,571

Professional Services — 0.6%
Verisk Analytics, Inc.(1)	28,385	$2,350,562

		$2,350,562

Road & Rail — 0.9%
CSX Corp.	38,782	$1,971,677
Union Pacific Corp.	13,030	1,458,839

		$3,430,516

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.9%
ASML Holding NV	17,957	$2,374,440
Sumco Corp.	67,427	1,180,357

		$3,554,797

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	6,059	$861,226
Industria de Diseno Textil SA	57,343	2,197,452
Lowe’s Cos., Inc.	29,582	2,510,920

		$5,569,598

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	21,024	$3,020,098

		$3,020,098

Textiles, Apparel & Luxury Goods — 1.3%
Hugo Boss AG	24,209	$1,840,932
LVMH Moet Hennessy Louis Vuitton SE	6,420	1,584,897
Pandora A/S	15,055	1,626,394

		$5,052,223

Tobacco — 0.4%
Altria Group, Inc.	19,012	$1,364,681

		$1,364,681

Trading Companies & Distributors — 0.4%
Brenntag AG	13,263	$786,254
MISUMI Group, Inc.	39,598	750,186

		$1,536,440

Wireless Telecommunication Services — 1.8%
Freenet AG	53,526	$1,679,824
Tele2 AB, Class B	287,758	2,895,904
Vodafone Group PLC	883,817	2,276,394

		$6,852,122

Total Common Stocks (identified cost $220,040,471)		$234,983,088

Preferred Stocks — 3.3%

Security	Shares	Value

Banks — 2.0%
AgriBank FCB, 6.875% to 1/1/24(5)	9,798	$1,089,415
CoBank ACB, Series F, 6.25% to 10/1/22(5)	8,600	891,712

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Banks (continued)
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)	1,115	$121,187
Farm Credit Bank of Texas, Series 1, 10.00%	230	282,900
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	556,300
IBERIABANK Corp., Series C, 6.60% to 5/1/26(5)	15,030	414,828
KeyCorp, Series E, 6.125% to 12/15/26(5)	20,550	577,866
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(5)	6,900	190,164
Regions Financial Corp., Series A, 6.375%	18,416	477,527
SunTrust Banks, Inc., Series E, 5.875%	34,002	877,592
Texas Capital Bancshares, Inc., 6.50%	20,005	504,326
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	375,073
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,130,300

		$7,489,190

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	7,197	$190,145
Legg Mason, Inc., 5.45%	12,825	306,774

		$496,919

Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$149,682
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	229,075
Southern Co. (The), 6.25%	22,549	597,323

		$976,080

Equity Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc., Series D, 7.375%	700	$16,345
DDR Corp., Series J, 6.50%	25,300	636,295
DDR Corp., Series K, 6.25%	6,500	163,280
PS Business Parks, Inc., Series W, 5.20%	4,991	119,684
Vornado Realty Trust, Series K, 5.70%	21,500	547,605

		$1,483,209

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$504,075
Ocean Spray Cranberries, Inc., 6.25%(3)	540	48,448

		$552,523

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	18,050	$459,553

		$459,553

Security		Shares	Value

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$236,774

			$236,774

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(5)		23,750	$602,063

			$602,063

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%		19,973	$507,334

			$507,334

Total Preferred Stocks (identified cost $12,271,020)			$12,803,645

Corporate Bonds & Notes — 29.9%

Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.1%
TransDigm, Inc., 6.00%, 7/15/22		500	$516,250

			$516,250

Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(3)		95	$94,762
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(3)		75	74,625
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(3)		205	225,244

			$394,631

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$456,020

			$456,020

Banks — 3.0%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(5)(8)		200	$222,192
Banco do Brasil SA, 6.25% to 4/15/24(3)(5)(8)		859	756,994
Banco Santander SA, 6.375% to 5/19/19(5)(7)(8)		400	408,821
Bank of America Corp., Series AA, 6.10% to 3/17/25(5)(8)		1,018	1,091,805
Barclays PLC, 8.25% to 12/15/18(5)(8)		974	1,038,640
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(5)		215	223,127
CIT Group, Inc., 5.375%, 5/15/20		500	539,375
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(8)		380	401,489
Credit Agricole SA, 7.875% to 1/23/24(3)(5)(8)		327	350,651

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Banks (continued)
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)(8)		460	$458,850
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(8)		215	242,789
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(8)		353	379,034
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(5)(8)		768	802,598
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(5)(8)		335	368,466
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(8)		1,033	1,115,640
M&T Bank Corp., Series F, 5.125% to 11/1/26(5)(8)		280	283,500
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(5)(8)		170	172,113
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(5)(8)		404	420,160
Standard Chartered PLC, 7.014% to 7/30/37(3)(5)(8)		249	278,258
Standard Chartered PLC, 7.75% to 4/2/23(3)(5)(8)		320	342,000
UniCredit SpA, 8.00% to 6/3/24(5)(7)(8)		610	603,061
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)(8)		88	86,460
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)(8)		619	670,067

			$11,256,090

Biotechnology — 0.3%
Grifols SA, 3.20%, 5/1/25(7)	EUR	1,075	$1,165,763

			$1,165,763

Building Products — 0.9%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		115	$119,744
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(7)	EUR	893	1,070,469
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,085,000
Standard Industries, Inc., 5.50%, 2/15/23(3)		115	119,887
Standard Industries, Inc., 6.00%, 10/15/25(3)		535	573,787
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	634,500

			$3,603,387

Capital Markets — 0.5%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,040,250
UBS Group AG, 6.875% to 8/7/25(5)(7)(8)		833	880,339

			$1,920,589

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,500
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	116,325
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(3)(9)		165	165,619
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(3)		20	20,396

			$333,840

Security		Principal Amount* (000’s omitted)	Value

Chemicals — 0.6%
CF Industries, Inc., 4.95%, 6/1/43		120	$101,360
Chemours Co. (The), 7.00%, 5/15/25		70	77,263
Platform Specialty Products Corp., 6.50%, 2/1/22(3)		1,000	1,030,000
SPCM S.A., 4.875%, 9/15/25(3)		65	65,894
Tronox Finance, LLC, 6.375%, 8/15/20		50	51,063
Tronox Finance, LLC, 7.50%, 3/15/22(3)		15	15,750
Valvoline, Inc., 5.50%, 7/15/24(3)		45	47,700
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	807,187

			$2,196,217

Commercial Services & Supplies — 1.2%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$175,312
Clean Harbors, Inc., 5.125%, 6/1/21		400	410,164
Covanta Holding Corp., 5.875%, 3/1/24		500	503,750
Covanta Holding Corp., 5.875%, 7/1/25		95	95,000
Covanta Holding Corp., 6.375%, 10/1/22		35	36,094
GFL Environmental, Inc., 9.875%, 2/1/21(3)		450	486,000
Hertz Corp. (The), 5.50%, 10/15/24(3)		95	81,938
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	966,709
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		270	295,650
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(3)		75	77,625
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	601,150
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		240	234,900
Tervita Escrow Corp., 7.625%, 12/1/21(3)		195	201,337
United Rentals North America, Inc., 5.50%, 5/15/27		35	36,094
United Rentals North America, Inc., 7.625%, 4/15/22		358	374,557

			$4,576,280

Communications Equipment — 0.2%
CommScope Technologies, LLC, 5.00%, 3/15/27(3)		150	$151,688
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		630	652,050

			$803,738

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$596,750
CPUK Finance, Ltd., 7.00%, 2/28/42(7)	GBP	650	886,862
Navient Corp., 6.50%, 6/15/22		150	155,250

			$1,638,862

Containers & Packaging — 0.7%
ARD Finance S.A., 6.625%, 9/15/23(7)(10)	EUR	800	$907,931
ARD Finance S.A., 6.625%, 9/15/23(3)(10)	EUR	200	226,983

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(3)		200	$207,250
BWAY Holding Co., 5.50%, 4/15/24(3)		240	243,300
BWAY Holding Co., 7.25%, 4/15/25(3)		240	240,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		140	146,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		500	515,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		165	177,891

			$2,665,405

Distributors — 0.0%(6)
HD Supply, Inc., 5.75%, 4/15/24(3)		105	$111,825

			$111,825

Diversified Consumer Services — 0.1%
Laureate Education, Inc., 8.25%, 5/1/25(3)		325	$334,750

			$334,750

Diversified Financial Services — 0.9%
Amigo Luxembourg SA, 7.625%, 1/15/24(7)	GBP	615	$838,294
Cadence Financial Corp., 4.875%, 6/28/19(3)		508	500,380
FBM Finance, Inc., 8.25%, 8/15/21(3)		165	178,817
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(3)		115	119,887
Leucadia National Corp., 6.625%, 10/23/43		419	426,188
Mercury Bondco PLC, 7.125%, 5/30/21(7)(10)	EUR	530	594,620
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		455	482,300
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(3)		265	280,900
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25(3)(9)		125	128,750

			$3,550,136

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 5.80%, 3/15/22		500	$525,000
CenturyLink, Inc., 7.50%, 4/1/24		100	108,875
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		80	84,880
Frontier Communications Corp., 6.25%, 9/15/21		65	60,450
Frontier Communications Corp., 8.875%, 9/15/20		120	127,124
Frontier Communications Corp., 10.50%, 9/15/22		40	40,450
Level 3 Financing, Inc., 5.25%, 3/15/26		90	93,045

			$1,039,824

Security		Principal Amount* (000’s omitted)	Value

Electric Utilities — 1.0%
AES Corp. (The), 5.50%, 3/15/24		580	$598,850
AES Corp. (The), 5.50%, 4/15/25		15	15,450
AES Corp. (The), 6.00%, 5/15/26		15	15,881
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(5)		515	554,912
Dynegy, Inc., 7.375%, 11/1/22		225	216,563
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)		940	1,039,875
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	513,750
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		115	118,594
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)		580	601,650

			$3,675,525

Electrical Equipment — 0.2%
Senvion Holding GmbH, 3.875%, 10/25/22(7)(9)	EUR	575	$629,542

			$629,542

Electronic Equipment, Instruments & Components — 0.2%
Zebra Technologies Corp., 7.25%, 10/15/22		750	$812,813

			$812,813

Energy Equipment & Services — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(3)(11)		467	$15,469
Novafives SAS, 4.50%, 6/30/21(7)	EUR	725	799,417

			$814,886

Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		115	$120,438
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		120	120,150
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		95	102,956
SBA Communications Corp., 4.875%, 9/1/24(3)		55	55,619

			$399,163

Food Products — 0.9%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(3)		115	$128,512
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(3)		165	160,875
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(3)		95	97,375
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(3)		55	56,925
Dean Foods Co., 6.50%, 3/15/23(3)		1,000	1,057,500
Dole Food Co., Inc., 7.25%, 6/15/25(3)		225	234,281

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Land O’ Lakes, Inc., 8.00%(3)(8)	875	$940,625
Post Holdings, Inc., 5.00%, 8/15/26(3)	85	84,788
Post Holdings, Inc., 5.50%, 3/1/25(3)	230	241,500
TreeHouse Foods, Inc., 6.00%, 2/15/24(3)	180	192,600
US Foods, Inc., 5.875%, 6/15/24(3)	395	414,750

		$3,609,731

Food Service — 0.0%(6)
Landry’s, Inc., 6.75%, 10/15/24(3)	135	$141,750

		$141,750

Health Care Equipment & Supplies — 1.4%
Alere, Inc., 6.375%, 7/1/23(3)	595	$650,781
Alere, Inc., 6.50%, 6/15/20	40	41,100
Centene Corp., 4.75%, 1/15/25	300	305,625
Centene Corp., 5.625%, 2/15/21	90	94,838
Centene Corp., 6.125%, 2/15/24	340	367,200
Envision Healthcare Corp., 5.625%, 7/15/22	1,000	1,035,400
Envision Healthcare Corp., 6.25%, 12/1/24(3)	220	232,100
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)	610	637,450
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)	320	342,000
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)	125	140,625
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)	1,230	1,325,325

		$5,172,444

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	45	$47,813
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	345	352,331
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(3)(9)(10)	165	168,712
HCA, Inc., 4.50%, 2/15/27	40	40,480
HCA, Inc., 5.875%, 2/15/26	750	798,750
MEDNAX, Inc., 5.25%, 12/1/23(3)	500	512,500
Tenet Healthcare Corp., 6.75%, 6/15/23	260	248,950
Tenet Healthcare Corp., 7.50%, 1/1/22(3)	85	91,163
WellCare Health Plans, Inc., 5.25%, 4/1/25	375	390,937

		$2,651,636

Hotels, Restaurants & Leisure — 1.0%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(3)	1,000	$1,045,000
Carlson Travel, Inc., 6.75%, 12/15/23(3)	200	207,124
Eldorado Resorts, Inc., 6.00%, 4/1/25(3)	55	57,062

Security		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure (continued)
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		490	$502,250
MGM Resorts International, 6.00%, 3/15/23		550	602,250
NCL Corp., Ltd., 4.75%, 12/15/21(3)		150	154,125
NH Hotel Group SA, 3.75%, 10/1/23(7)	EUR	960	1,095,499
Penn National Gaming, Inc., 5.625%, 1/15/27(3)		55	55,550
Scientific Games International, Inc., 7.00%, 1/1/22(3)		115	123,409
Scientific Games International, Inc., 10.00%, 12/1/22		105	114,135

			$3,956,404

Household Durables — 0.0%(6)
Tempur Sealy International, Inc., 5.50%, 6/15/26		45	$44,888

			$44,888

Household Products — 0.4%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(7)	EUR	850	$949,400
Central Garden & Pet Co., 6.125%, 11/15/23		500	536,250

			$1,485,650

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 5.25%, 6/1/26(3)		50	$50,563
Drax Finco PLC, 4.25%, 5/1/22(7)(9)	GBP	450	597,201
NRG Energy, Inc., 7.25%, 5/15/26		235	241,462

			$889,226

Industrial Conglomerates — 0.4%
Wittur International Holding GmbH, 8.50%, 2/15/23(7)	EUR	1,315	$1,486,681

			$1,486,681

Insurance — 0.3%
Hub International, Ltd., 7.875%, 10/1/21(3)		500	$525,075
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(5)		450	465,750

			$990,825

Internet Software & Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24		505	$551,713
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(3)		75	79,781
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	504,525

			$1,136,019

IT Services — 0.5%
Alliance Data Systems Corp., 4.50%, 3/15/22(7)	EUR	1,465	$1,670,719
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(3)		40	40,650

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

IT Services (continued)
Gartner, Inc., 5.125%, 4/1/25(3)		160	$166,000

			$1,877,369

Machinery — 0.2%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(3)		150	$156,938
Cloud Crane, LLC, 10.125%, 8/1/24(3)		150	160,500
Navistar International Corp., 8.25%, 11/1/21		235	239,112
Welbilt, Inc., 9.50%, 2/15/24		295	342,200

			$898,750

Media — 2.5%
Altice Luxembourg S.A., 7.25%, 5/15/22(7)	EUR	546	$629,408
Altice Luxembourg S.A., 7.75%, 5/15/22(3)		315	335,475
Altice US Finance I Corp., 5.50%, 5/15/26(3)		200	207,250
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24(7)	GBP	545	754,823
Cable Communications Systems NV, 5.00%, 10/15/23(7)	EUR	710	826,791
Cablevision Systems Corp., 5.875%, 9/15/22		55	56,581
Cablevision Systems Corp., 8.00%, 4/15/20		70	78,357
CBS Radio, Inc., 7.25%, 11/1/24(3)		120	130,800
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,211,925
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(3)		10	10,275
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(3)		294	303,740
CSC Holdings, LLC, 6.75%, 11/15/21		500	551,250
CSC Holdings, LLC, 10.875%, 10/15/25(3)		500	601,875
DISH DBS Corp., 7.75%, 7/1/26		155	181,931
EW Scripps Co. (The), 5.125%, 5/15/25(3)		40	41,150
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		140	136,850
MDC Partners, Inc., 6.50%, 5/1/24(3)		265	259,700
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(3)(10)		35	35,438
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		500	536,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	977,524
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24(7)	GBP	1,050	1,436,462
Ziggo Secured Finance B.V., 5.50%, 1/15/27(3)		150	154,500

			$9,458,355

Metals & Mining — 1.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		380	$362,900

Security		Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	$49,750
Allegheny Technologies, Inc., 7.875%, 8/15/23		115	119,169
Anglo American Capital PLC, 4.75%, 4/10/27(3)		1,025	1,062,443
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(5)		270	306,450
Eldorado Gold Corp., 6.125%, 12/15/20(3)		45	46,463
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(3)		750	785,625
First Quantum Minerals, Ltd., 7.00%, 2/15/21(3)		75	78,000
First Quantum Minerals, Ltd., 7.25%, 5/15/22(3)		215	222,525
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		200	204,125
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		445	455,012
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	39,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	70,838
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	122,906
Hudbay Minerals, Inc., 7.625%, 1/15/25(3)		200	215,250
New Gold, Inc., 6.25%, 11/15/22(3)		155	158,875
Novelis Corp., 5.875%, 9/30/26(3)		180	185,400
Novelis Corp., 6.25%, 8/15/24(3)		125	132,500
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20		495	509,850
Teck Resources, Ltd., 5.20%, 3/1/42		40	38,375
Teck Resources, Ltd., 5.40%, 2/1/43		85	83,087
Teck Resources, Ltd., 6.00%, 8/15/40		45	46,519
Teck Resources, Ltd., 8.50%, 6/1/24(3)		130	150,962
United States Steel Corp., 8.375%, 7/1/21(3)		100	110,375
Zekelman Industries, Inc., 9.875%, 6/15/23(3)		15	16,988

			$5,574,037

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)		114	$119,843
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(7)	GBP	900	1,293,625

			$1,413,468

Multiline Retail — 0.2%
Dollar Tree, Inc., 5.25%, 3/1/20		500	$515,000
Dollar Tree, Inc., 5.75%, 3/1/23		330	351,780

			$866,780

Oil, Gas & Consumable Fuels — 2.6%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		175	$177,625
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		40	40,900

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	100	$100,750
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	85	86,700
Antero Resources Corp., 5.375%, 11/1/21	1,000	1,036,250
Canbriam Energy, Inc., 9.75%, 11/15/19(3)	305	321,775
Chesapeake Energy Corp., 8.00%, 12/15/22(3)	65	68,737
Continental Resources, Inc., 4.50%, 4/15/23	145	143,550
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	210	214,200
Denbury Resources, Inc., 9.00%, 5/15/21(3)	260	275,600
Diamondback Energy, Inc., 4.75%, 11/1/24(3)	60	60,450
Diamondback Energy, Inc., 5.375%, 5/31/25(3)	155	161,200
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(3)	40	41,800
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(3)	500	535,000
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	110	115,637
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(3)	208	218,920
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	245	254,800
Gulfport Energy Corp., 6.00%, 10/15/24(3)	340	336,600
Gulfport Energy Corp., 6.625%, 5/1/23	750	763,125
Halcon Resources Corp., 6.75%, 2/15/25(3)	230	221,950
Murphy Oil Corp., 6.875%, 8/15/24	55	58,713
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	66,787
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	527,500
Newfield Exploration Co., 5.375%, 1/1/26	45	47,419
Newfield Exploration Co., 5.625%, 7/1/24	65	69,022
Noble Holding International, Ltd., 7.75%, 1/15/24	160	146,800
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	50,750
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	45,788
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	238,525
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(5)(8)(11)	783	84,172
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	75,937
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	142,100
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	159,375
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	50	51,000
PDC Energy, Inc., 6.125%, 9/15/24(3)	40	41,200
Peabody Energy Corp., 6.00%, 3/31/22(3)	65	66,544

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp., 6.375%, 3/31/25(3)	80	$81,700
Petrobras Global Finance BV, 6.125%, 1/17/22	342	359,220
Precision Drilling Corp., 6.50%, 12/15/21	25	25,438
Precision Drilling Corp., 6.625%, 11/15/20	18	18,299
Precision Drilling Corp., 7.75%, 12/15/23(3)	10	10,650
Resolute Energy Corp., 8.50%, 5/1/20	80	81,800
Rice Energy, Inc., 7.25%, 5/1/23	80	86,800
Seven Generations Energy, Ltd., 6.75%, 5/1/23(3)	25	26,625
Seven Generations Energy, Ltd., 8.25%, 5/15/20(3)	1,000	1,050,000
SM Energy Co., 5.625%, 6/1/25	85	81,600
SM Energy Co., 6.125%, 11/15/22	135	137,700
SM Energy Co., 6.75%, 9/15/26	80	81,000
Southwestern Energy Co., 5.80%, 1/23/20	145	147,175
Southwestern Energy Co., 7.50%, 2/1/18	17	17,786
Trinidad Drilling, Ltd., 6.625%, 2/15/25(3)	95	95,950
Weatherford International, Ltd., 8.25%, 6/15/23	40	43,450
Weatherford International, Ltd., 9.875%, 2/15/24(3)	95	111,150
Whiting Petroleum Corp., 5.00%, 3/15/19	45	45,675
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,000
WildHorse Resource Development Corp., 6.875%, 2/1/25(3)	270	259,875
WPX Energy, Inc., 7.50%, 8/1/20	95	101,175

		$9,935,269

Pharmaceuticals — 0.4%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)	285	$295,687
Nature’s Bounty Co. (The), 7.625%, 5/15/21(3)	225	239,625
PRA Holdings, Inc., 9.50%, 10/1/23(3)	80	88,800
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(3)	130	96,688
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)	235	202,981
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(3)	195	200,119
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(3)	5	4,997
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)	275	281,187
Vizient, Inc., 10.375%, 3/1/24(3)	50	57,375

		$1,467,459

Pipelines — 0.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(3)	80	$82,200

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25(3)		230	$245,812
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(3)		170	190,805
Energy Transfer Equity, L.P., 5.875%, 1/15/24		20	21,650
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)		60	63,750
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22		1,000	1,077,500
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	115,237
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	227,700
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	128,594
Williams Cos., Inc. (The), 5.75%, 6/24/44		140	145,600
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24		120	124,800

			$2,423,648

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(3)		160	$162,400
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(3)		35	37,975
Mattamy Group Corp., 6.875%, 12/15/23(3)		285	297,113
William Lyon Homes, Inc., 5.875%, 1/31/25(3)		60	61,650

			$559,138

Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(3)		1,000	$995,000

			$995,000

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(3)		55	$57,200
Microsemi Corp., 9.125%, 4/15/23(3)		575	664,125
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(3)		200	209,750
Versum Materials, Inc., 5.50%, 9/30/24(3)		145	150,981

			$1,082,056

Software — 0.9%
Camelot Finance S.A., 7.875%, 10/15/24(3)		130	$139,750
Infor (US), Inc., 5.75%, 8/15/20(3)		160	167,300
Infor (US), Inc., 5.75%, 5/15/22	EUR	1,025	1,156,727
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		130	137,963
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(3)		545	624,706
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	827,312
Symantec Corp., 5.00%, 4/15/25(3)		115	119,169

Security		Principal Amount* (000’s omitted)	Value

Software (continued)
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(3)		260	$274,950

			$3,447,877

Specialty Retail — 0.1%
Hot Topic, Inc., 9.25%, 6/15/21(3)		270	$276,075

			$276,075

Technology Hardware, Storage & Peripherals — 0.6%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)		135	$146,008
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)		205	217,813
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		355	391,711
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(3)		215	237,762
Western Digital Corp., 7.375%, 4/1/23(3)		590	647,525
Western Digital Corp., 10.50%, 4/1/24		475	561,687

			$2,202,506

Telecommunications — 1.5%
Avaya, Inc., 9.00%, 4/1/19(3)(11)		400	$338,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(5)(8)		204	204,000
eircom Finance DAC, 4.50%, 5/31/22(7)	EUR	276	315,003
Hughes Satellite Systems Corp., 5.25%, 8/1/26(3)		145	147,900
Hughes Satellite Systems Corp., 6.625%, 8/1/26(3)		195	200,850
Impera Holdings SA, 5.375%, 9/15/22(7)(10)	EUR	695	780,300
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	38,644
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	80,002
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(3)		200	216,250
Sprint Capital Corp., 6.875%, 11/15/28		80	87,000
Sprint Corp., 7.875%, 9/15/23		1,800	2,025,000
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,098,031

			$5,530,980

Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.875%, 5/1/23(7)	EUR	405	$477,411

			$477,411

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21		235	$251,840

			$251,840

Transportation — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	$270,400

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Transportation (continued)
XPO Logistics, Inc., 6.125%, 9/1/23(3)	80	$84,300
XPO Logistics, Inc., 6.50%, 6/15/22(3)	500	531,250

		$885,950

Total Corporate Bonds & Notes (identified cost $109,266,267)		$114,084,758

Senior Floating-Rate Loans — 0.9%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.03%, Maturing 11/30/23	$135	$136,532
Misys Europe S.A., Term Loan, Maturing 4/27/24(13)	100	99,500
Solera, LLC, Term Loan, 4.25%, Maturing 3/3/23	190	191,062

		$427,094

Financial Intermediaries — 0.1%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	$300	$312,375

		$312,375

Health Care — 0.4%
inVentiv Health, Inc., Term Loan, 4.80%, Maturing 11/9/23	$190	$190,902
MPH Acquisition Holdings, LLC, Term Loan, 4.90%, Maturing 6/7/23	912	925,026
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	190	189,940
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 10/21/24	135	138,037

		$1,443,905

Nonferrous Metals / Minerals — 0.1%
Peabody Energy Corporation, Term Loan, 5.50%, Maturing 3/31/22	$185	$185,848

		$185,848

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 8.55%, Maturing 8/23/21	$365	$394,960

		$394,960

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$520	$514,877

		$514,877

Total Senior Floating-Rate Loans (identified cost $3,230,473)		$3,279,059

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(3)	$300	$296,438

Total Convertible Bonds (identified cost $281,942)		$296,438

Exchange-Traded Funds — 0.2%

Security	Shares	Value

Equity Funds — 0.2%
iShares U.S. Preferred Stock ETF	17,000	$663,170

Total Exchange-Traded Funds (identified cost $662,613)		$663,170

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(14)	2,778,710	$2,779,543

Total Short-Term Investments (identified cost $2,779,443)		$2,779,543

Total Investments — 96.8% (identified cost $348,532,229)		$368,889,701

Other Assets, Less Liabilities — 3.2%		$12,186,061

Net Assets — 100.0%		$381,075,762

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $49,883,522 or 13.1% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $23,498,695 or 6.2% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.

(10)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(13)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.
(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	49.5%	$182,681,711
United Kingdom	10.1	37,212,903
France	7.7	28,272,313
Germany	6.8	25,183,084
Italy	4.3	15,708,404
Canada	3.0	11,134,336
Switzerland	2.3	8,543,641
Japan	1.8	6,593,546
Netherlands	1.6	5,988,813
Sweden	1.4	5,197,337
Spain	1.3	4,883,004
Ireland	1.3	4,706,475
Luxembourg	1.2	4,524,712
Denmark	1.1	4,156,873
Finland	0.8	3,050,490
Hong Kong	0.8	2,944,427
Belgium	0.8	2,930,518
Norway	0.7	2,717,216
Australia	0.6	2,157,378
Portugal	0.6	2,084,416
Poland	0.5	1,775,336
Brazil	0.4	1,423,513
China	0.3	1,140,257
New Zealand	0.2	839,641
Romania	0.2	826,791
Israel	0.2	790,484
Chile	0.2	554,912
Colombia	0.1	204,000
Exchange-Traded Funds	0.2	663,170

Total Investments	100.0%	$368,889,701

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	575,000	USD	625,646	State Street Bank and Trust Company	5/5/17	$763	$—
GBP	450,000	USD	580,588	State Street Bank and Trust Company	5/5/17	2,285	—

						$3,048	$—

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
CAC 40 Index	130	Short	May-17	$(7,080,106)	$(7,386,652)	$(306,546)
E-mini Health Care Select Sector Index	48	Long	Jun-17	3,583,394	3,630,720	47,326
E-mini S&P 500 Index	352	Long	Jun-17	41,717,562	41,896,800	179,238
E-mini Technology Select Sector Index	57	Long	Jun-17	3,028,311	3,107,070	78,759
Nikkei 225 Index	34	Long	Jun-17	5,776,272	5,864,986	88,714
STOXX Europe 600 Banks Index	555	Short	Jun-17	(5,268,912)	(5,487,024)	(218,112)
STOXX Europe 600 Banks Index	1,059	Short	Jun-17	(21,189,263)	(22,122,213)	(932,950)
STOXX Europe 600 Insurance Index	813	Short	Jun-17	(11,772,554)	(12,134,122)	(361,568)
STOXX Europe 600 Utilities Index	534	Short	Jun-17	(8,197,992)	(8,231,802)	(33,810)

						$(1,458,949)

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Euronext Paris.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

STOXX Europe 600 Insurance Index:  Index composed of companies from the European insurance sector.

STOXX Europe 600 Utilities Index:  Index composed of companies from the European utilities sector.

Abbreviations:

PC	–	Participation Certificate
PIK	–	Payment In Kind

Currency Abbreviations:

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $345,752,786)	$366,110,158
Affiliated investment, at value (identified cost, $2,779,443)	2,779,543
Cash	320,306
Restricted cash*	5,984,194
Foreign currency, at value (identified cost, $4,372,308)	4,414,506
Interest and dividends receivable	2,379,906
Dividends receivable from affiliated investment	1,252
Receivable for investments sold	1,738,249
Receivable for open forward foreign currency exchange contracts	3,048
Tax reclaims receivable	1,691,938
Total assets	$385,423,100

Liabilities
Payable for investments purchased	$2,130,646
Payable for when-issued securities	1,664,487
Payable for capital withdrawals	27,568
Payable for variation margin on open financial futures contracts	166,063
Payable to affiliates:
Investment adviser fee	202,441
Trustees’ fees	1,888
Accrued expenses	154,245
Total liabilities	$4,347,338
Net Assets applicable to investors’ interest in Portfolio	$381,075,762

Sources of Net Assets
Investors’ capital	$362,123,151
Net unrealized appreciation	18,952,611
Total	$381,075,762

*	Represents restricted cash on deposit at the broker as collateral for open financial futures contracts.

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $1,180,495)	$5,166,633
Interest (net of foreign taxes, $8,163)	3,743,510
Other income	249,078
Dividends from affiliated investment	16,403
Total investment income	$9,175,624

Expenses
Investment adviser fee	$1,219,408
Trustees’ fees and expenses	11,492
Custodian fee	114,064
Legal and accounting services	35,397
Miscellaneous	52,570
Total expenses	$1,432,931

Net investment income	$7,742,693

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,976,340 (1)
Investment transactions — affiliated investment	1,238
Financial futures contracts	(128,020)
Foreign currency and forward foreign currency exchange contract transactions	(9,672)
Net realized gain	$10,839,886
Change in unrealized appreciation (depreciation) —
Investments	$14,200,647
Investments — affiliated investment	(755)
Financial futures contracts	(1,458,949)
Foreign currency and forward foreign currency exchange contracts	46,387
Net change in unrealized appreciation (depreciation)	$12,787,330

Net realized and unrealized gain	$23,627,216

Net increase in net assets from operations	$31,369,909

(1)	Includes $417,316 of net realized gains from redemptions in-kind.

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016(1)
From operations —
Net investment income	$7,742,693	$8,694,605
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	10,839,886 (2)	9,411,663 (3)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	12,787,330	(2,448,246)
Net increase in net assets from operations	$31,369,909	$15,658,022
Capital transactions —
Contributions	$13,491,504	$30,069,851
Withdrawals	(40,628,851)	(55,132,472)
Portfolio transaction fee	145,078	198,179
Assets contributed by Eaton Vance Global Income Builder Fund	—	385,904,542
Net increase (decrease) in net assets from capital transactions	$(26,992,269)	$361,040,100

Net increase in net assets	$4,377,640	$376,698,122

Net Assets
At beginning of period	$376,698,122	$—
At end of period	$381,075,762	$376,698,122

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Includes $417,316 of net realized gains from redemptions in-kind.

(3)	Includes $6,101,499 of net realized gains from redemptions in-kind.

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Financial Highlights

Ratios/Supplemental Data	Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.76	%(2)	0.80	%(2)
Net investment income	4.13	%(2)	3.75	%(2)
Portfolio Turnover	71	%(3)	66	%(3)

Total Return	8.77	%(3)	3.65	%(3)

Net assets, end of period (000’s omitted)	$381,076		$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 94.6% and 5.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

34

Global Income Builder Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2017, the Portfolio received approximately $249,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is reflected as Other income in the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

35

Global Income Builder Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $1,219,408 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, and including maturities and principal repayments on Senior Loans, aggregated $261,837,227 and $292,611,582, respectively, for the six months ended April 30, 2017. In-kind contributions and withdrawals for the six months ended April 30, 2017 aggregated $7,792,930 and $3,520,268, respectively.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$349,178,830

Gross unrealized appreciation	$24,944,627
Gross unrealized depreciation	(5,233,756)

Net unrealized appreciation	$19,710,871

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has

36

Global Income Builder Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$394,037	(1)	$(1,852,986	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	3,048	(2)	—

Total		$397,085		$(1,852,986)

Derivatives not subject to master netting or similar agreements		$394,037		$(1,852,986)

Total Derivatives subject to master netting or similar agreements		$3,048		$—

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

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Global Income Builder Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$3,048	$—	$—	$—	$3,048

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(128,020)	$(1,458,949)
Foreign Exchange	Forward foreign currency exchange contracts	69,840	3,048

Total		$(58,180)	$(1,455,901)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$22,661,000	$22,495,000	$759,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

38

Global Income Builder Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$14,971,172	$19,497,650		$—	$34,468,822
Consumer Staples	5,806,381	9,935,117		—	15,741,498
Energy	8,690,413	5,835,266		—	14,525,679
Financials	8,661,544	46,688,044		—	55,349,588
Health Care	14,024,958	8,030,311		—	22,055,269
Industrials	11,097,718	15,809,947		—	26,907,665
Information Technology	18,636,113	4,991,193		—	23,627,306
Materials	2,327,267	5,261,494		—	7,588,761
Real Estate	4,129,054	—		—	4,129,054
Telecommunication Services	—	11,891,290		—	11,891,290
Utilities	3,560,861	15,137,295		—	18,698,156

Total Common Stocks	$91,905,481	$143,077,607	*	$—	$234,983,088

Preferred Stocks
Consumer Staples	$—	$552,523		$—	$552,523
Energy	602,063	—		—	602,063
Financials	6,108,229	2,385,214		—	8,493,443
Industrials	459,553	—		—	459,553
Real Estate	1,483,209	—		—	1,483,209
Utilities	1,212,854	—		—	1,212,854

Total Preferred Stocks	$9,865,908	$2,937,737		$—	$12,803,645

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Global Income Builder Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$114,084,758	$—	$114,084,758
Senior Floating-Rate Loans	—	3,279,059	—	3,279,059
Convertible Bonds	—	296,438	—	296,438
Exchange-Traded Funds	663,170	—	—	663,170
Short-Term Investments	—	2,779,543	—	2,779,543

Total Investments	$102,434,559	$266,455,142	$—	$368,889,701

Forward Foreign Currency Exchange Contracts	$—	$3,048	$—	$3,048
Futures Contracts	305,323	88,714	—	394,037

Total	$102,739,882	$266,546,904	$—	$369,286,786

Liability Description
Futures Contracts	$—	$(1,852,986)	$—	$(1,852,986)

Total	$—	$(1,852,986)	$—	$(1,852,986)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

40

Eaton Vance

Global Income Builder Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Global Income Builder Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Income Builder Fund (the “Fund”), as well as the investment advisory agreement of Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement of the Fund, as well as the sub-advisory agreement of the Portfolio, with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the investment strategy of the Fund and the Portfolio. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the

42

Eaton Vance

Global Income Builder Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

43

Eaton Vance

Global Income Builder Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

44

Eaton Vance

Global Income Builder Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.17

Eaton Vance

Global Macro Absolute Return Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Global Macro Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	64

Officers and Trustees	68

Important Notices	69

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	1.92%	5.33%	2.28%	3.74%
Class A with 4.75% Maximum Sales Charge	—	—	–2.88	0.30	1.29	3.24
Class C at NAV	10/01/2009	10/31/1997	1.56	4.55	1.56	3.19
Class C with 1% Maximum Sales Charge	—	—	0.56	3.55	1.56	3.19
Class I at NAV	06/27/2007	10/31/1997	2.07	5.55	2.59	4.03
Class R at NAV	04/08/2010	10/31/1997	1.81	4.99	2.07	3.59
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.23%	0.40%	0.15%	0.65%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.06%	1.76%	0.76%	1.26%
Net			1.03	1.73	0.73	1.23

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

**	Net of unfunded loan commitments.

Foreign Currency Exposure (% of net assets)6

Czech Republic	5.1%	Other	2.3	%*

Serbia	4.9	Japan	–1.8

Sri Lanka	4.1	South Africa	–1.9

Iceland	3.1	United Arab Emirates	–2.7

Colombia	3.0	China	–3.0

Kazakhstan	3.0	Oman	–4.8

Dominican Republic	2.9	Euro	–19.5

Romania	2.5	Total Long	37.2

Turkey	2.0	Total Short	–34.8

Argentina	1.7	Total Net	2.4

Indonesia	1.5

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Portfolio (the Portfolio) into which the Fund invests. Performance of Class C and Class R is linked to Class A of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.20	$5.16	1.03%
Class C	$1,000.00	$1,015.60	$8.65	1.73%
Class I	$1,000.00	$1,020.70	$3.66	0.73%
Class R	$1,000.00	$1,018.10	$6.15	1.23%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.16	1.03%
Class C	$1,000.00	$1,016.20	$8.65	1.73%
Class I	$1,000.00	$1,021.20	$3.66	0.73%
Class R	$1,000.00	$1,018.70	$6.16	1.23%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Global Macro Portfolio, at value (identified cost, $5,871,729,150)	$5,875,036,196
Receivable for Fund shares sold	19,011,652
Total assets	$5,894,047,848

Liabilities
Payable for Fund shares redeemed	$9,925,534
Payable to affiliates:
Distribution and service fees	277,749
Trustees’ fees	43
Accrued expenses	1,099,721
Total liabilities	$11,303,047
Net Assets	$5,882,744,801

Sources of Net Assets
Paid-in capital	$6,236,887,945
Accumulated net realized loss from Portfolio	(375,307,861)
Accumulated undistributed net investment income	17,857,671
Net unrealized appreciation from Portfolio	3,307,046
Total	$5,882,744,801

Class A Shares
Net Assets	$346,766,704
Shares Outstanding	37,949,060
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.14
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.60

Class C Shares
Net Assets	$232,578,045
Shares Outstanding	25,364,080
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.17

Class I Shares
Net Assets	$5,302,421,057
Shares Outstanding	581,512,807
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.12

Class R Shares
Net Assets	$978,995
Shares Outstanding	106,938
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest allocated from Portfolio (net of foreign taxes, $463,130)	$129,578,869
Dividends allocated from Portfolio (net of foreign taxes, $231,274)	4,659,894
Miscellaneous income	1,076,458
Expenses, excluding interest expense, allocated from Portfolio	(16,955,712)
Interest expense allocated from Portfolio	(630,761)
Total investment income from Portfolio	$117,728,748

Expenses
Distribution and service fees
Class A	$624,841
Class C	1,206,043
Class R	2,250
Trustees’ fees and expenses	250
Custodian fee	29,504
Transfer and dividend disbursing agent fees	2,281,425
Legal and accounting services	85,695
Printing and postage	266,521
Registration fees	108,560
Miscellaneous	18,016
Total expenses	$4,623,105

Net investment income	$113,105,643

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,292,576)	$57,377,985
Written options	5,117,416
Futures contracts	22,533,009
Swap contracts	(6,180,912)
Foreign currency and forward foreign currency exchange contract transactions	37,789,684
Net realized gain	$116,637,182
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $212,301)	$(31,748,433)
Written options	256,980
Securities sold short	416,457
Futures contracts	(26,898,569)
Swap contracts	(40,240,990)
Foreign currency and forward foreign currency exchange contracts	(15,939,216)
Net change in unrealized appreciation (depreciation)	$(114,153,771)

Net realized and unrealized gain	$2,483,411

Net increase in net assets from operations	$115,589,054

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$113,105,643	$200,490,900
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	116,637,182	(235,443,137)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(114,153,771)	257,123,993
Net increase in net assets from operations	$115,589,054	$222,171,756
Distributions to shareholders —
From net investment income
Class A	$(6,448,924)	$(19,346,451)
Class C	(2,938,994)	(9,076,564)
Class I	(85,846,357)	(144,159,297)
Class R	(13,697)	(31,934)
Tax return of capital
Class A	—	(6,958,246)
Class C	—	(2,974,102)
Class I	—	(58,609,349)
Class R	—	(11,307)
Total distributions to shareholders	$(95,247,972)	$(241,167,250)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$86,612,177	$145,928,674
Class C	13,550,494	26,118,723
Class I	1,395,361,789	2,498,564,037
Class R	381,097	442,225
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,110,202	25,114,772
Class C	2,501,311	10,003,119
Class I	50,264,882	114,415,261
Class R	13,697	43,241
Cost of shares redeemed
Class A	(223,513,794)	(245,055,974)
Class C	(41,652,797)	(79,511,628)
Class I	(847,791,112)	(1,361,934,399)
Class R	(233,738)	(569,479)
Net increase in net assets from Fund share transactions	$441,604,208	$1,133,558,572

Net increase in net assets	$461,945,290	$1,114,563,078

Net Assets
At beginning of period	$5,420,799,511	$4,306,236,433
At end of period	$5,882,744,801	$5,420,799,511

Accumulated undistributed net investment income included in net assets
At end of period	$17,857,671	$—

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.110		$9.160		$9.370	$9.420	$9.900	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.375		$0.372	$0.329	$0.270	$0.369
Net realized and unrealized gain (loss)	0.001		0.035		(0.224)	(0.021)	(0.392)	(0.071)

Total income (loss) from operations	$0.173		$0.410		$0.148	$0.308	$(0.122)	$0.298

Less Distributions
From net investment income	$(0.143)		$(0.337)		$(0.358)	$(0.322)	$(0.145)	$(0.313)
From net realized gain	—		—		—	—	—	(0.045)
Tax return of capital	—		(0.123)		—	(0.036)	(0.213)	—

Total distributions	$(0.143)		$(0.460)		$(0.358)	$(0.358)	$(0.358)	$(0.358)

Net asset value — End of period	$9.140		$9.110		$9.160	$9.370	$9.420	$9.900

Total Return(2)	1.92	%(3)	4.62	%(4)	1.58%	3.34%	(1.28)%	3.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$346,767		$476,495		$553,640	$648,306	$1,134,462	$1,557,259
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.03	%(8)	1.06%		1.07%	1.17%	1.32%	1.32%
Net investment income	3.82	%(8)	4.15%		3.98%	3.51%	2.77%	3.72%
Portfolio Turnover of the Portfolio	32	%(3)	65%		66%	66%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.03%, 0.03%, 0.12%, 0.31% and 0.30% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.140		$9.180		$9.390	$9.430	$9.910	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.313		$0.307	$0.264	$0.203	$0.299
Net realized and unrealized gain (loss)	0.000	(2)	0.036		(0.231)	(0.018)	(0.397)	(0.063)

Total income (loss) from operations	$0.141		$0.349		$0.076	$0.246	$(0.194)	$0.236

Less Distributions
From net investment income	$(0.111)		$(0.291)		$(0.286)	$(0.257)	$(0.116)	$(0.241)
From net realized gain	—		—		—	—	—	(0.045)
Tax return of capital	—		(0.098)		—	(0.029)	(0.170)	—

Total distributions	$(0.111)		$(0.389)		$(0.286)	$(0.286)	$(0.286)	$(0.286)

Net asset value — End of period	$9.170		$9.140		$9.180	$9.390	$9.430	$9.910

Total Return(3)	1.56	%(4)	3.91	%(5)	0.91%	2.55%	(2.01)%	2.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$232,578		$257,491		$302,451	$368,893	$600,977	$818,826
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.73	%(9)	1.76%		1.77%	1.87%	2.02%	2.02%
Net investment income	3.13	%(9)	3.44%		3.28%	2.81%	2.08%	3.02%
Portfolio Turnover of the Portfolio	32	%(4)	65%		66%	66%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.03%, 0.03%, 0.12%, 0.31% and 0.30% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.090		$9.140		$9.360	$9.410	$9.890	$9.950

Income (Loss) From Operations
Net investment income(1)	$0.186		$0.401		$0.399	$0.357	$0.296	$0.398
Net realized and unrealized gain (loss)	0.000	(2)	0.039		(0.231)	(0.019)	(0.388)	(0.070)

Total income (loss) from operations	$0.186		$0.440		$0.168	$0.338	$(0.092)	$0.328

Less Distributions
From net investment income	$(0.156)		$(0.356)		$(0.388)	$(0.349)	$(0.157)	$(0.343)
From net realized gain	—		—		—	—	—	(0.045)
Tax return of capital	—		(0.134)		—	(0.039)	(0.231)	—

Total distributions	$(0.156)		$(0.490)		$(0.388)	$(0.388)	$(0.388)	$(0.388)

Net asset value — End of period	$9.120		$9.090		$9.140	$9.360	$9.410	$9.890

Total Return(3)	2.07	%(4)	4.98	%(5)	1.80%	3.68%	(0.98)%	3.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,302,421		$4,685,999		$3,449,243	$3,170,124	$4,493,643	$4,107,110
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	0.73	%(9)	0.76%		0.77%	0.87%	1.02%	1.02%
Net investment income	4.13	%(9)	4.43%		4.28%	3.81%	3.04%	4.03%
Portfolio Turnover of the Portfolio	32	%(4)	65%		66%	66%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.03%, 0.03%, 0.12%, 0.31% and 0.30% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.120		$9.170		$9.380	$9.430	$9.910	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.358		$0.353	$0.312	$0.248	$0.350
Net realized and unrealized gain (loss)	0.000	(2)	0.032		(0.225)	(0.024)	(0.390)	(0.072)

Total income (loss) from operations	$0.164		$0.390		$0.128	$0.288	$(0.142)	$0.278

Less Distributions
From net investment income	$(0.134)		$(0.324)		$(0.338)	$(0.304)	$(0.137)	$(0.293)
From net realized gain	—		—		—	—	—	(0.045)
Tax return of capital	—		(0.116)		—	(0.034)	(0.201)	—

Total distributions	$(0.134)		$(0.440)		$(0.338)	$(0.338)	$(0.338)	$(0.338)

Net asset value — End of period	$9.150		$9.120		$9.170	$9.380	$9.430	$9.910

Total Return(3)	1.81	%(4)	4.39	%(5)	1.36%	3.12%	(1.58)%	2.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$979		$815		$903	$825	$785	$760
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.23	%(9)	1.26%		1.27%	1.36%	1.52%	1.52%
Net investment income	3.62	%(9)	3.94%		3.77%	3.33%	2.54%	3.53%
Portfolio Turnover of the Portfolio	32	%(4)	65%		66%	66%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.03%, 0.03%, 0.12%, 0.31% and 0.30% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of April 30, 2017, the Fund offered four classes of shares. Effective May 31, 2017, the Fund began offering Class R6 shares, which are sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

During the six months ended April 30, 2017, the Fund made a payment to the Internal Revenue Service of approximately $2,700,000 related to the Fund’s 2011 taxable year, which was reimbursed to the Fund by a third party service provider. Such third party service provider made an additional payment to the Fund of approximately $1,100,000 to offset any potential adverse tax effects to existing shareholders, which is included in miscellaneous income in the Statement of Operations.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

12

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2017, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $322,815,627 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $130,992,953 are short-term and $191,822,674 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $411,390 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,635 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $624,841 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $904,532 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $1,125 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $301,511 and $1,125 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $496,120,597 and $152,296,835, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	9,531,832	16,123,718
Issued to shareholders electing to receive payments of distributions in Fund shares	673,625	2,776,930
Redemptions	(24,573,572)	(27,043,854)

Net decrease	(14,368,115)	(8,143,206)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,486,451	2,873,738
Issued to shareholders electing to receive payments of distributions in Fund shares	274,699	1,102,574
Redemptions	(4,571,422)	(8,747,167)

Net decrease	(2,810,272)	(4,770,855)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	153,858,714	276,087,787
Issued to shareholders electing to receive payments of distributions in Fund shares	5,549,098	12,674,836
Redemptions	(93,493,676)	(150,498,302)

Net increase	65,914,136	138,264,321

14

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	41,868	48,714
Issued to shareholders electing to receive payments of distributions in Fund shares	1,507	4,773
Redemptions	(25,715)	(62,606)

Net increase (decrease)	17,660	(9,119)

15

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 55.8%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.0%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,606,334
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	4,697,727
Republic of Albania, 5.75%, 11/12/20(1)	EUR	41,925	50,525,776

Total Albania			$59,829,837

Argentina — 0.4%
Republic of Argentina, 0.75%, 6/9/17	USD	8,670	$8,635,406
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,886,522
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,824,724

Total Argentina			$22,346,652

Australia — 1.3%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	112,722	$76,252,428

Total Australia			$76,252,428

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$21,274,500
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,291	2,566,980
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,200	1,809,500

Total Barbados			$25,650,980

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	1,594,235	$2,364,906

Total Costa Rica			$2,364,906

Croatia — 1.9%
Croatia, 3.00%, 3/11/25(1)	EUR	31,377	$34,867,492
Croatia, 3.875%, 5/30/22(1)	EUR	10,399	12,357,875
Croatia, 6.75%, 11/5/19(1)	USD	60,000	65,419,200

Total Croatia			$112,644,567

Cyprus — 2.8%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	48,571	$55,847,965
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	33,836	39,461,309
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	45,372,139
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	9,538	11,424,039
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	10,762	12,792,607

Total Cyprus			$164,898,059

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 2.9%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$45,252,656
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,616,500	34,568,257
Dominican Republic, 13.50%, 8/4/17(1)	DOP	145,600	3,102,460
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,466,000	32,331,691
Dominican Republic, 15.00%, 4/5/19(1)	DOP	451,800	10,418,010
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	6,064,590
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	34,737,148
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,867,596

Total Dominican Republic			$169,342,408

Ecuador — 0.5%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	22,880	$24,596,000
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	3,199	3,438,925

Total Ecuador			$28,034,925

El Salvador — 2.3%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,389,300
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	18,753,263
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	12,335	12,442,931
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	8,699,820
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	46,343	47,038,145
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	5,807,390
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	33,354	33,770,925
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	1,384	1,401,300

Total El Salvador			$132,303,074

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,043,478

Total Fiji			$40,043,478

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$158,209
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,820	1,161,967
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,057,767
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	339,735
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,236,517
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,393,670
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	967,212

Total Georgia			$9,315,077

Germany — 0.4%
Bundesrepublik Deutschland, 0.00%, 8/15/26(1)(5)	EUR	7,150	$7,615,900
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	17,861,666

Total Germany			$25,477,566

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Greece — 0.5%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	26,295	$27,900,849

Total Greece			$27,900,849

Honduras — 0.8%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$10,105,623
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	7,987	8,890,569
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	22,352	25,562,641

Total Honduras			$44,558,833

Iceland — 1.5%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,058,881	$10,061,985
Republic of Iceland, 6.50%, 1/24/31	ISK	4,500,494	49,156,453
Republic of Iceland, 8.00%, 6/12/25	ISK	2,716,076	30,903,941

Total Iceland			$90,122,379

Indonesia — 2.5%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	90,131,000	$6,809,357
Indonesia Government Bond, 8.25%, 5/15/36	IDR	428,599,000	33,899,805
Indonesia Government Bond, 8.375%, 3/15/34	IDR	73,024,000	5,823,731
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	40,135,539
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	12,568,974
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	40,119	46,897,120

Total Indonesia			$146,134,526

Japan — 2.0%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(4)	JPY	4,702,813	$44,401,978
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	7,871,288	74,388,000

Total Japan			$118,789,978

Kenya — 0.1%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,700,305
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,848,626

Total Kenya			$6,548,931

Lebanon — 0.8%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	28,152	$28,679,850
Lebanese Republic, 5.15%, 11/12/18(1)	USD	14,416	14,660,697

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanese Republic, 5.45%, 11/28/19(1)	USD	1,376	$1,406,286

Total Lebanon			$44,746,833

Lithuania — 0.1%
Republic of Lithuania, 6.125%, 3/9/21(1)	USD	4,721	$5,345,966

Total Lithuania			$5,345,966

Macedonia — 2.4%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	20,442	$22,813,618
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	57,150	63,780,369
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	36,857	42,706,771
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	9,255	10,723,910

Total Macedonia			$140,024,668

New Zealand — 3.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	78,815	$54,996,851
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	36,078	25,988,353
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	56,148	39,378,896
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	84,189	64,720,982

Total New Zealand			$185,085,082

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,490	$6,512,715

Total Pakistan			$6,512,715

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,839,713

Total Philippines			$36,839,713

Russia — 5.0%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$131,240,778
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	44,963,406
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	23,755,045
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	16,532,657
Russia Government Bond, 7.60%, 4/14/21	RUB	866,209	15,196,649
Russia Government Bond, 7.75%, 9/16/26	RUB	608,830	10,860,373
Russia Government Bond, 8.50%, 9/17/31	RUB	2,859,870	53,601,912

Total Russia			$296,150,820

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$20,171,149

Total Rwanda			$20,171,149

Saudi Arabia — 0.9%
KSA Sukuk, Ltd., 2.894%, 4/20/22(1)	USD	50,903	$50,923,361

Total Saudi Arabia			$50,923,361

Serbia — 9.1%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	26,685	$27,859,594
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	152,887,451
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	102,233,305
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,512,232
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,484,490	84,349,291
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	24,700,660
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	22,295,043
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,223,120
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,380,913
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	12,431,961
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	26,216,092
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	62,175,711
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,469,004

Total Serbia			$536,734,377

Sri Lanka — 4.1%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	$32,028,854
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	853,100
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,679,097
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,252,936
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,277,000	13,558,886
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,434,874
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,464,320
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,363,521
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	21,803,397
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,052,944
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,518,102
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,497,000	9,488,143
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,422,310	15,349,233
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	9,577,851
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,350,952
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	22,721,105
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	828,000	4,910,768
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,200,719
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,281,109

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	598,000	$3,791,387
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	897,000	5,808,702
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	11,850,570
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,958,620	12,215,277

Total Sri Lanka			$241,555,847

Suriname — 0.6%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	37,184	$37,741,760

Total Suriname			$37,741,760

Tanzania — 1.3%
United Republic of Tanzania, 7.421%, 3/9/20(1)(6)	USD	69,468	$73,623,176

Total Tanzania			$73,623,176

Thailand — 2.3%
Thailand Government Bond, 1.20%, 7/14/21(1)(4)	THB	2,033,095	$58,115,859
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,882,674	78,126,784

Total Thailand			$136,242,643

Turkey — 2.8%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,495,131
Republic of Turkey, 7.00%, 6/5/20	USD	47,321	52,158,389
Republic of Turkey, 7.375%, 2/5/25	USD	72,000	83,696,040

Total Turkey			$162,349,560

Total Foreign Government Bonds (identified cost $3,221,590,543)			$3,276,607,123

Foreign Corporate Bonds — 1.0%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%
Banco Hipotecario SA, 21.354%, 1/12/20(1)(6)	ARS	200,000	$13,070,347
YPF SA, 23.083%, 7/7/20(1)(6)	USD	12,483	13,494,836

Total Argentina			$26,565,183

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	12,200	$12,148,760

Total Azerbaijan			$12,148,760

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ecuador — 0.1%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.781%, 9/24/19(1)(6)	USD	8,310	$8,368,170

Total Ecuador			$8,368,170

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,733,690
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,112	4,338,160

Total Georgia			$12,071,850

Total Foreign Corporate Bonds (identified cost $59,814,037)			$59,153,963

Sovereign Loans — 1.4%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(8)(9)(10)		$15,600	$15,416,114

Total Ethiopia			$15,416,114

Kenya — 0.3%
Government of Kenya, Term Loan, 6.41%, Maturing March 9, 2019(8)		$3,806	$3,806,000
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(8)		17,030	17,030,000

Total Kenya			$20,836,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.26%, Maturing December 16, 2022(9)(11)(12)	EUR	11,000	$12,339,505

Total Macedonia			$12,339,505

Pakistan — 0.6%
Islamic Republic of Pakistan, Term Loan, 3.95%, Maturing October 1, 2017(9)		$35,000	$35,264,234

Total Pakistan			$35,264,234

Total Sovereign Loans (identified cost $82,010,322)			$83,855,853

Debt Obligations - United States — 12.3%

Corporate Bonds & Notes — 0.0%(3)

Security	Principal Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$561,623

Total Corporate Bonds & Notes (identified cost $509,291)		$561,623

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$77,974	$85,797
Series 1548, Class Z, 7.00%, 7/15/23	86,313	95,527
Series 1650, Class K, 6.50%, 1/15/24	497,789	548,460
Series 1817, Class Z, 6.50%, 2/15/26	78,968	88,345
Series 1927, Class ZA, 6.50%, 1/15/27	278,352	311,805
Series 2127, Class PG, 6.25%, 2/15/29	399,368	435,635
Series 2344, Class ZD, 6.50%, 8/15/31	616,327	710,489
Series 2458, Class ZB, 7.00%, 6/15/32	1,102,870	1,292,855

		$3,568,913

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.691%, 4/25/28(6)	$3,559,490	$4,066,622
Series 2016-DNA4, Class M3, 4.791%, 3/25/29(6)	6,889,496	7,339,769
Series 2017-DNA1, Class M2, 4.241%, 7/25/29(6)	4,352,707	4,450,452
Series 2017-DNA2, Class M2, 4.436%, 10/25/29(6)	14,750,000	15,086,341

		$30,943,184

Federal National Mortgage Association:
Series 1992-180, Class F, 2.141%, 10/25/22(6)	$324,975	$329,320
Series 1993-16, Class Z, 7.50%, 2/25/23	310,349	343,360
Series 1993-79, Class PL, 7.00%, 6/25/23	195,672	215,639
Series 1993-104, Class ZB, 6.50%, 7/25/23	79,199	84,958
Series 1993-121, Class Z, 7.00%, 7/25/23	1,227,282	1,352,115
Series 1993-141, Class Z, 7.00%, 8/25/23	244,800	271,082
Series 1994-42, Class ZQ, 7.00%, 4/25/24(13)	1,547,047	1,716,715
Series 1994-79, Class Z, 7.00%, 4/25/24	308,362	341,835
Series 1994-89, Class ZQ, 8.00%, 7/25/24	234,357	265,615
Series 1996-35, Class Z, 7.00%, 7/25/26	72,562	82,313
Series 1998-16, Class H, 7.00%, 4/18/28	260,395	292,108
Series 1998-44, Class ZA, 6.50%, 7/20/28	470,072	524,262
Series 1999-25, Class Z, 6.00%, 6/25/29	480,745	539,268
Series 2000-2, Class ZE, 7.50%, 2/25/30	122,036	141,218

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2000-49, Class A, 8.00%, 3/18/27	$360,296	$411,020
Series 2001-31, Class ZA, 6.00%, 7/25/31(13)	3,702,881	4,157,326
Series 2001-74, Class QE, 6.00%, 12/25/31	1,026,267	1,159,660
Series 2009-48, Class WA, 5.829%, 7/25/39(13)(14)	4,524,631	4,985,414
Series 2011-38, Class SA, 10.528%, 5/25/41(15)	4,550,722	5,209,480
Series G48, Class Z, 7.10%, 12/25/21	259,431	279,230
Series G92-60, Class Z, 7.00%, 10/25/22	402,184	434,715
Series G93-1, Class K, 6.675%, 1/25/23	424,866	457,952
Series G93-31, Class PN, 7.00%, 9/25/23	1,348,162	1,476,509
Series G93-41, Class ZQ, 7.00%, 12/25/23	2,607,092	2,856,965
Series G94-7, Class PJ, 7.50%, 5/17/24	454,409	509,629

		$28,437,708

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(6)	$4,418,808	$4,815,391
Series 2017-C01, Class 1M2, 4.541%, 7/25/29(6)	8,070,072	8,395,567

		$13,210,958

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$103,868	$112,482

		$112,482

Total Collateralized Mortgage Obligations (identified cost $72,943,810)		$76,273,245

Mortgage Pass-Throughs — 4.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.856%, with maturity at 2035(16)	$2,533,236	$2,628,057
2.952%, with maturity at 2036(16)	2,755,372	2,911,284
3.034%, with maturity at 2023(16)	59,652	61,386
3.411%, with maturity at 2029(16)	214,980	215,061
4.378%, with maturity at 2030(16)	506,893	541,843
4.50%, with maturity at 2035	372,398	396,158
6.00%, with various maturities to 2035	10,629,705	12,086,749
6.50%, with various maturities to 2036	18,395,526	21,079,508
6.60%, with maturity at 2030	1,044,402	1,220,006
7.00%, with various maturities to 2036(13)	18,869,550	21,903,014
7.31%, with maturity at 2026	68,797	78,528
7.50%, with various maturities to 2035	10,581,623	12,210,192
7.95%, with maturity at 2022	155,844	168,659
8.00%, with various maturities to 2034	4,437,479	5,158,954
8.15%, with maturity at 2021	32,002	33,919

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
8.30%, with maturity at 2021	$9,834	$10,372
8.47%, with maturity at 2018	1,799	1,816
8.50%, with maturity at 2025	122,781	135,190
9.00%, with various maturities to 2027	466,381	512,584
9.50%, with maturity at 2027	80,767	88,124
10.00%, with various maturities to 2020	61,328	64,169
10.50%, with maturity at 2021	46,966	47,500

		$81,553,073

Federal National Mortgage Association:
1.841%, with maturity at 2022(16)	$631,222	$634,901
1.843%, with maturity at 2027(16)	149,311	150,531
1.846%, with maturity at 2038(16)	546,541	552,223
1.849%, with various maturities to 2033(16)	9,418,387	9,507,672
1.866%, with various maturities to 2035(16)	12,437,245	12,583,997
1.885%, with maturity at 2035(16)	2,492,482	2,515,702
2.016%, with maturity at 2025(13)(16)	695,537	703,389
2.216%, with maturity at 2024(16)	347,182	352,399
2.795%, with maturity at 2028(16)	168,075	174,486
2.873%, with maturity at 2023(16)	41,009	41,502
3.578%, with maturity at 2034(16)	1,451,860	1,536,751
3.724%, with maturity at 2035(16)	4,206,194	4,442,414
3.804%, with maturity at 2035(16)	3,841,839	4,106,734
5.50%, with maturity at 2020	140,157	144,351
6.00%, with various maturities to 2038(13)	57,499,891	65,469,955
6.325%, with maturity at 2032(16)	1,471,224	1,614,811
6.50%, with various maturities to 2038	19,509,293	22,355,153
7.00%, with various maturities to 2035	21,435,717	24,970,349
7.415%, with maturity at 2025(16)	35,567	37,841
7.50%, with various maturities to 2035	18,118,351	21,148,685
8.00%, with various maturities to 2034	2,399,420	2,776,630
8.50%, with various maturities to 2037	4,770,617	5,714,287
9.00%, with various maturities to 2032	821,723	928,142
9.228%, with maturity at 2028(14)	14,824	16,132
9.50%, with various maturities to 2031	430,406	482,024
9.854%, with maturity at 2027(14)	45,453	48,677
10.50%, with maturity at 2029	89,478	103,284
11.50%, with maturity at 2031	146,429	182,392

		$183,295,414

Government National Mortgage Association:
2.25%, with maturity at 2024(16)	$261,752	$265,942
6.50%, with various maturities to 2032	746,543	844,546
7.00%, with various maturities to 2031	1,155,064	1,332,384
7.50%, with various maturities to 2032	2,633,621	2,979,246
7.75%, with maturity at 2019	12,779	13,553
8.00%, with various maturities to 2034	2,598,547	3,055,360

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Government National Mortgage Association: (continued)
8.30%, with maturity at 2020	$5,022	$5,286
8.50%, with various maturities to 2021	24,200	25,984
9.00%, with various maturities to 2025	78,681	88,170
9.50%, with various maturities to 2021	51,174	55,750

		$8,666,221

Total Mortgage Pass-Throughs (identified cost $264,061,275)		$273,514,708

U.S. Treasury Obligations — 6.4%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(13)	$1,500,000	$1,842,716
U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/22(13)(17)	370,205,920	373,524,816

Total U.S. Treasury Obligations (identified cost $375,589,279)		$375,367,532

Total Debt Obligations - United States (identified cost $713,103,655)		$725,717,108

Common Stocks — 2.8%

Security	Shares	Value

Cyprus — 0.0%(3)
Bank of Cyprus Holdings PLC, Cyprus Shares(18)	721,649	$2,262,385
Bank of Cyprus Holdings PLC, London Shares(18)	27,615	88,338

Total Cyprus		$2,350,723

Iceland — 1.4%
Eik Fasteignafelag HF(18)	39,264,785	$4,563,310
Eimskipafelag Islands HF	4,034,070	12,337,766
Hagar HF	23,017,633	11,675,062
HB Grandi HF	16,898,611	5,056,941
Marel HF	4,033,656	13,095,670
Reginn HF(18)	22,803,300	6,115,786
Reitir Fasteignafelag HF	13,481,197	13,003,554
Siminn HF	172,120,664	6,802,868
Sjova-Almennar Tryggingar HF	24,775,495	4,429,816
Vatryggingafelag Islands HF	43,772,595	4,469,323

Total Iceland		$81,550,096

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	38,138,000	$15,810,203

Total Singapore		$15,810,203

Security	Shares	Value

South Korea — 0.7%
AMOREPACIFIC Corp.	2,500	$641,133
AMOREPACIFIC Group	5,800	670,088
Coway Co., Ltd.	5,300	467,345
Hana Financial Group, Inc.	25,900	889,536
Hankook Tire Co., Ltd.	8,900	460,579
Hyundai Mobis Co., Ltd.	6,200	1,209,127
Hyundai Motor Co.	17,100	2,162,755
Hyundai Steel Co.	8,300	399,787
Industrial Bank of Korea	39,800	436,470
Kangwon Land, Inc.	19,800	628,989
KB Financial Group, Inc.	38,900	1,709,943
Kia Motors Corp.	20,100	615,281
Korea Electric Power Corp.	26,200	1,044,339
Korea Zinc Co., Ltd.	1,700	635,439
KT&G Corp.	15,100	1,346,598
LG Chem, Ltd.	4,100	986,165
LG Corp.	10,500	623,715
LG Display Co., Ltd.	24,000	618,435
LG Electronics, Inc.	10,400	631,318
LG Household & Health Care, Ltd.	900	684,409
Lotte Chemical Corp.	2,000	600,390
Lotte Shopping Co., Ltd.	2,200	507,348
Naver Corp.	5,600	3,935,813
POSCO	5,100	1,204,023
S-Oil Corp.	7,400	647,402
Samsung Biologics Co., Ltd.(18)	4,000	614,360
Samsung C&T Corp.	9,500	1,029,414
Samsung Electronics Co., Ltd.	3,500	6,861,496
Samsung Fire & Marine Insurance Co., Ltd.	2,800	659,209
Samsung Life Insurance Co., Ltd.	11,300	1,086,376
Samsung SDI Co., Ltd.	5,200	627,761
Samsung SDS Co., Ltd.	5,500	664,133
Shinhan Financial Group Co., Ltd.	30,800	1,285,943
SK Holdings Co., Ltd.	3,000	639,006
SK Hynix, Inc.	52,100	2,468,152
SK Innovation Co., Ltd.	4,500	675,112
SK Telecom Co., Ltd.	4,800	1,013,211
Woori Bank	55,800	731,700

Total South Korea		$42,112,300

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,306,114
Bank for Investment and Development of Vietnam JSC	468,816	342,139
Bao Viet Holdings	156,900	395,617
Binh Minh Plastics JSC	142,000	1,166,309

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
Coteccons Construction JSC	133,000	$1,192,998
Danang Rubber JSC	68,640	85,076
Domesco Medical Import Export JSC	192,080	769,476
FPT Corp.	26,460	54,037
HA TIEN 1 Cement JSC(18)	219,600	213,082
Hoa Phat Group JSC	725,535	937,424
Hoa Sen Group	80,730	171,448
KIDO Group Corp.	373,100	649,520
Kinh Bac City Development Share Holding Corp.(18)	513,300	335,070
Masan Group Corp.	954,000	1,863,592
PetroVietnam Drilling & Well Services JSC(18)	260,463	202,334
PetroVietnam Fertilizer & Chemical JSC	385,500	398,131
PetroVietnam Gas JSC	165,200	403,070
PetroVietnam Nhon Trach 2 Power JSC	878,000	1,158,385
PetroVietnam Technical Services Corp.	628,300	474,723
Pha Lai Thermal Power JSC	219,100	168,445
Saigon - Hanoi Commercial Joint Stock Bank(18)	891,443	294,002
Saigon Securities, Inc.	668,470	644,007
Saigon Thuong Tin Commercial JSB(18)	1,482,405	752,782
Tan Tao Investment & Industry JSC(18)	1,064,400	151,596
Vietjet Aviation JSC(18)	238,000	1,336,320
Vietnam Construction and Import-Export JSC	311,100	214,920
Vietnam Dairy Products JSC	455,640	2,966,793
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	113,525
Vingroup JSC(18)	2,105,376	3,790,902

Total Vietnam		$22,551,837

Total Common Stocks (identified cost $145,840,473)		$164,375,159

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR 37,365	SEK 9.55	5/2/17	$7,937
Call SEK/Put EUR	BNP Paribas	EUR 37,365	SEK 9.49	5/16/17	28,898
Call SEK/Put EUR	Citibank, N.A.	EUR 37,667	SEK 9.45	5/23/17	25,357
Call SEK/Put EUR	Citibank, N.A.	EUR 18,835	SEK 9.45	5/23/17	12,680
Call SEK/Put EUR	Goldman Sachs International	EUR 74,729	SEK 9.44	5/1/17	1,384

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR 37,365	SEK 9.50	5/17/17	$34,393
Put CNH/Call USD	BNP Paribas	USD 47,375	CNH 7.02	7/14/17	132,555
Put CNH/Call USD	BNP Paribas	USD 86,400	CNH 7.12	3/8/18	1,236,557
Put CNH/Call USD	Deutsche Bank AG	USD 49,725	CNH 7.15	3/12/18	656,768
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD 112,820	CNH 7.02	7/14/17	300,214
Put CNH/Call USD	Nomura International PLC	USD 143,600	CNH 7.28	8/1/17	71,656
Put CNH/Call USD	Standard Chartered Bank	USD 36,347	CNH 6.47	6/15/17	2,416,312
Put CNH/Call USD	Standard Chartered Bank	USD 33,880	CNH 6.47	6/15/17	2,262,032
Put CNH/Call USD	Standard Chartered Bank	USD 97,765	CNH 7.12	3/8/18	1,405,958
Put EUR/Call USD	BNP Paribas	USD 130,215	USD 0.88	2/28/22	1,215,557
Put EUR/Call USD	Goldman Sachs International	USD 130,110	USD 0.87	2/24/22	1,072,627

Total Currency Options Purchased (identified cost $19,243,324)					$10,880,885

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	1,986	GBP 6,275.00	2/15/22	$2,525,531
Nikkei 225 Index	Goldman Sachs International	605	JPY 21,000.00	3/12/21	8,617,832

Total Call Options Purchased (identified cost $9,332,873)					$11,143,363

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.0%(3)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	489	USD 2,360.00	6/16/17	$599,025
E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	660	USD 2,260.00	6/16/17	280,500

Total Put Options Purchased (identified cost $3,780,646)					$879,525

Interest Rate Swaptions Purchased — 0.0%(3)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to receive 3-month USD- LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD 272,570,000	$1,329,825

Total Interest Rate Swaptions Purchased (identified cost $1,608,163)				$1,329,825

Short-Term Investments — 24.6%

Foreign Government Securities — 6.4%

Security		Principal Amount (000’s omitted)	Value

Czech Republic — 2.4%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	3,466,000	$140,779,357

Total Czech Republic			$140,779,357

Egypt — 0.4%
Egypt Treasury Bill, 0.00%, 5/9/17	EGP	107,750	$5,959,465
Egypt Treasury Bill, 0.00%, 7/11/17	EGP	31,925	1,711,544
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	168,350	8,944,627
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	43,550	2,245,793
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	43,500	2,235,473
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	44,650	2,268,925

Total Egypt			$23,365,827

El Salvador — 0.5%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	27,000	$26,553,895

Total El Salvador			$26,553,895

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,767	$1,531,759
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,990	2,820,158
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	450	174,543

Total Georgia			$4,526,460

Kazakhstan — 3.0%
National Bank of Kazakhstan Note, 0.00%, 5/3/17	KZT	2,745,690	$8,714,283
National Bank of Kazakhstan Note, 0.00%, 5/10/17	KZT	6,079,500	19,257,466
National Bank of Kazakhstan Note, 0.00%, 5/19/17	KZT	13,686,460	43,244,577
National Bank of Kazakhstan Note, 0.00%, 6/23/17	KZT	9,573,290	29,959,300
National Bank of Kazakhstan Note, 0.00%, 6/30/17	KZT	12,950	40,450
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	17,767,600	54,679,833
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	2,069,750	6,312,627
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	5,236,840	15,364,238

Total Kazakhstan			$177,572,774

Nigeria — 0.0%(3)
Nigeria OMO Bill, 0.00%, 7/27/17	NGN	412,300	$1,040,318

Total Nigeria			$1,040,318

Total Foreign Government Securities (identified cost $372,955,553)			$373,838,631

U.S. Treasury Obligations — 1.5%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/18/17(13)		$60,000	$59,981,100
U.S. Treasury Bill, 0.00%, 5/25/17(13)		29,000	28,987,240

Total U.S. Treasury Obligations (identified cost $88,908,580)			$88,968,340

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.5%

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:
Dated 4/12/17 with a maturity date of 5/18/17, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of EUR 17,638,235, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $18,677,049.	EUR	17,649	$19,225,340
Dated 4/24/17 with a maturity date of 7/26/17, an interest rate of 0.68% payable by the Portfolio and repurchase proceeds of EUR 7,550,495, collateralized by EUR 7,826,000 Italy Treasury Bond 1.25%, due 12/1/26 and a market value, including accrued interest, of $7,948,922.	EUR	7,563	8,238,913

Total Repurchase Agreements (identified cost $27,034,886)			$27,464,253

Other — 16.2%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(19)		952,360,133	$952,645,841

Total Other (identified cost $952,597,915)			$952,645,841

Total Short-Term Investments (identified cost $1,441,496,934)			$1,442,917,065

Total Investments — 98.3% (identified cost $5,697,820,970)			$5,776,859,869

Less Unfunded Loan Commitments — (0.1)%			$(7,320,157)

Net Investments — 98.2% (identified cost $5,690,500,813)			$5,769,539,712

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	36,347	CNH	6.47	6/15/17	$(2,416,312)
Put CNH/Call USD	Standard Chartered Bank	USD	33,880	CNH	6.47	6/15/17	(2,262,032)

Total Currency Options Written (premiums received $4,986,197)							$(4,678,344)

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security		Principal Amount (000’s omitted)	Value

Italy — (0.1)%
Italy Treasury Bond, 1.25%, 12/1/26	EUR	(7,826)	$(7,904,838)

Total Italy			$(7,904,838)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,110,762)

Total Spain			$(18,110,762)

Total Foreign Government Bonds (proceeds $27,961,361)			$(26,015,600)

Total Securities Sold Short (proceeds $27,961,361)			$(26,015,600)

Other Assets, Less Liabilities — 2.3%			$136,210,620

Net Assets — 100.0%			$5,875,056,388

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $1,848,473,908 or 31.5% of the Portfolio’s net assets.

24	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $169,942,992 or 2.9% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2017.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(11)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at April 30, 2017.

(12)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.

(16)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2017.

(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(18)	Non-income producing security.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	27,992,784	RON	126,727,000	UBS AG	5/2/17	$83,038	$—
RON	53,917,000	EUR	11,906,150	Bank of America, N.A.	5/2/17	—	(31,407)
RON	72,810,000	EUR	16,085,276	BNP Paribas	5/2/17	—	(50,151)
EUR	26,427,239	RON	119,858,100	BNP Paribas	5/3/17	25,956	—
RON	77,507,100	EUR	16,984,879	BNP Paribas	5/3/17	97,030	—
RON	42,351,000	EUR	9,316,102	BNP Paribas	5/3/17	14,546	—
RUB	523,440,000	USD	9,191,220	Bank of America, N.A.	5/3/17	3,431	—
RUB	184,426,000	USD	3,238,385	Bank of America, N.A.	5/3/17	1,209	—
RUB	356,716,000	USD	6,262,570	Goldman Sachs International	5/3/17	3,438	—
RUB	125,683,000	USD	2,206,513	Goldman Sachs International	5/3/17	1,211	—
RUB	1,919,316,000	USD	33,701,773	HSBC Bank USA, N.A.	5/3/17	12,580	—
RUB	676,240,000	USD	11,874,276	HSBC Bank USA, N.A.	5/3/17	4,432	—
RUB	679,487,000	USD	12,105,594	HSBC Bank USA, N.A.	5/3/17	—	(169,850)
RUB	1,928,528,000	USD	34,358,240	HSBC Bank USA, N.A.	5/3/17	—	(482,070)
RUB	695,484,000	USD	12,434,901	Societe Generale	5/3/17	—	(218,156)
RUB	1,973,933,000	USD	35,292,920	Societe Generale	5/3/17	—	(619,174)
USD	24,089,154	RUB	1,367,430,000	Bank of America, N.A.	5/3/17	69,129	—
USD	18,992,484	RUB	1,157,364,000	Bank of America, N.A.	5/3/17	—	(1,337,560)
USD	20,137,074	RUB	1,227,113,000	Bank of America, N.A.	5/3/17	—	(1,418,169)
USD	70,849,979	RUB	4,317,456,000	Bank of America, N.A.	5/3/17	—	(4,989,663)
USD	17,522,743	RUB	993,890,000	Citibank, N.A.	5/3/17	64,254	—
COP	23,782,157,000	USD	8,253,395	BNP Paribas	5/5/17	—	(173,021)
COP	62,774,981,270	USD	21,802,925	Standard Chartered Bank	5/5/17	—	(474,105)
COP	71,201,603,730	USD	24,714,198	UBS AG	5/5/17	—	(522,296)
AUD	17,552,000	USD	13,314,596	Goldman Sachs International	5/8/17	—	(173,162)
COP	90,061,700,000	USD	30,156,270	Standard Chartered Bank	5/8/17	424,953	—

25	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	16,082,078	RON	72,810,000	BNP Paribas	5/8/17	$48,971	$—
PHP	872,505,000	USD	17,444,867	Citibank, N.A.	5/8/17	—	(1,057)
PHP	623,380,000	USD	12,482,579	Goldman Sachs International	5/8/17	—	(19,473)
PHP	639,835,000	USD	12,796,700	Standard Chartered Bank	5/8/17	—	(4,613)
PHP	692,645,000	USD	13,858,443	UBS AG	5/8/17	—	(10,537)
RON	124,678,000	EUR	27,465,139	BNP Paribas	5/8/17	—	(3,879)
TRY	216,270,000	USD	56,459,992	BNP Paribas	5/8/17	4,323,693	—
USD	59,252,947	AUD	78,110,347	Goldman Sachs International	5/8/17	770,611	—
USD	6,953,583	AUD	9,100,000	Goldman Sachs International	5/8/17	140,283	—
USD	6,394,445	AUD	8,452,000	Goldman Sachs International	5/8/17	66,312	—
USD	27,676,139	CLP	17,775,000,000	Standard Chartered Bank	5/8/17	1,049,689	—
USD	110,811,015	EUR	102,247,293	Standard Chartered Bank	5/8/17	—	(593,950)
USD	12,982,308	PHP	645,740,000	Deutsche Bank AG	5/8/17	72,163	—
USD	8,639,474	PHP	430,505,000	Deutsche Bank AG	5/8/17	32,478	—
USD	13,207,420	PHP	656,805,000	Goldman Sachs International	5/8/17	76,055	—
USD	13,356,504	PHP	664,820,000	Morgan Stanley & Co. International PLC	5/8/17	64,897	—
USD	8,640,140	PHP	430,495,000	Morgan Stanley & Co. International PLC	5/8/17	33,344	—
USD	55,966,300	ZAR	762,927,000	BNP Paribas	5/8/17	—	(1,073,144)
COP	65,478,220,000	USD	21,749,949	The Bank of Nova Scotia	5/10/17	474,687	—
RON	119,858,100	EUR	26,422,870	BNP Paribas	5/10/17	—	(26,487)
RUB	2,415,190,000	USD	41,043,249	Credit Suisse International	5/10/17	1,317,832	—
RUB	613,898,000	USD	10,420,947	JPMorgan Chase Bank, N.A.	5/10/17	346,480	—
TRY	208,414,501	USD	55,085,107	UBS AG	5/10/17	3,457,292	—
USD	80,103,618	RUB	4,530,180,000	Credit Suisse International	5/10/17	646,796	—
USD	7,186,291	EUR	6,727,036	Standard Chartered Bank	5/15/17	—	(145,701)
EUR	20,846,482	SEK	198,840,000	Goldman Sachs International	5/17/17	258,283	—
EUR	10,834,677	USD	11,559,084	Deutsche Bank AG	5/17/17	251,070	—
RON	33,430,000	EUR	7,386,376	BNP Paribas	5/17/17	—	(27,009)
RON	31,399,000	EUR	6,949,757	BNP Paribas	5/17/17	—	(38,591)
RON	38,910,000	EUR	8,565,768	JPMorgan Chase Bank, N.A.	5/17/17	2,810	—
RON	8,089,000	EUR	1,789,087	JPMorgan Chase Bank, N.A.	5/17/17	—	(8,517)
RSD	1,938,651,875	USD	16,767,444	Citibank, N.A.	5/17/17	379,637	—
RSD	778,258,000	USD	6,795,233	Deutsche Bank AG	5/17/17	88,341	—
SEK	198,840,000	EUR	21,017,472	Goldman Sachs International	5/17/17	—	(444,668)
USD	11,568,239	EUR	10,834,677	Deutsche Bank AG	5/17/17	—	(241,915)
USD	4,273,692	RSD	483,611,000	Deutsche Bank AG	5/17/17	—	(3,774)
ARS	453,360,100	USD	29,173,752	BNP Paribas	5/18/17	67,569	—
ARS	98,759,400	USD	6,338,858	Citibank, N.A.	5/18/17	31,035	—
CNH	145,594,000	USD	21,363,756	Standard Chartered Bank	5/18/17	—	(287,085)
COP	14,721,989,000	USD	5,097,289	Standard Chartered Bank	5/18/17	—	(105,977)
COP	15,881,847,000	USD	5,498,874	Standard Chartered Bank	5/18/17	—	(114,326)
USD	21,740,182	CNH	145,594,000	Standard Chartered Bank	5/18/17	663,510	—
USD	52,922,069	EUR	49,885,066	Standard Chartered Bank	5/19/17	—	(1,459,469)
ARS	176,107,000	USD	11,076,957	BNP Paribas	5/22/17	260,514	—

26	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	117,235,500	USD	7,359,416	Citibank, N.A.	5/22/17	$188,007	$—
ARS	45,201,200	USD	2,913,387	Deutsche Bank AG	5/22/17	—	(3,410)
EGP	20,130,000	USD	1,182,032	Citibank, N.A.	5/22/17	—	(71,560)
MXN	1,172,910,000	USD	59,234,887	Standard Chartered Bank	5/22/17	2,867,760	—
USD	18,424,193	AUD	23,916,031	Goldman Sachs International	5/22/17	522,405	—
USD	11,946,907	EUR	11,159,577	Deutsche Bank AG	5/22/17	—	(220,294)
USD	56,668,988	MXN	1,172,910,000	Standard Chartered Bank	5/22/17	—	(5,433,659)
USD	26,605,178	NZD	37,908,294	Goldman Sachs International	5/22/17	590,723	—
CZK	1,120,719,500	EUR	41,667,082	JPMorgan Chase Bank, N.A.	5/24/17	89,880	—
EUR	41,943,095	CZK	1,120,719,500	Societe Generale	5/24/17	211,084	—
JPY	1,259,277,234	USD	11,362,139	Standard Chartered Bank	5/25/17	—	(56,071)
USD	53,526,161	EUR	50,716,469	Deutsche Bank AG	5/25/17	—	(1,777,518)
USD	129,636,595	JPY	14,597,015,760	Standard Chartered Bank	5/25/17	—	(1,418,627)
COP	83,369,890,000	USD	28,887,696	BNP Paribas	5/26/17	—	(653,956)
USD	635,919	EUR	594,528	Goldman Sachs International	5/26/17	—	(12,414)
USD	2,282,715	EUR	2,138,425	Goldman Sachs International	5/26/17	—	(49,237)
USD	4,536,692	EUR	4,277,779	Goldman Sachs International	5/26/17	—	(128,227)
USD	135,332,325	EUR	127,608,803	Goldman Sachs International	5/26/17	—	(3,825,083)
CZK	719,963,000	EUR	26,769,400	Societe Generale	5/30/17	57,612	—
EUR	27,025,638	CZK	719,963,000	Societe Generale	5/30/17	221,870	—
EUR	31,043,919	SEK	296,100,000	Deutsche Bank AG	5/30/17	384,689	—
RSD	2,130,174,000	EUR	17,048,211	Citibank, N.A.	5/30/17	233,278	—
SEK	296,100,000	EUR	31,198,240	Deutsche Bank AG	5/30/17	—	(553,008)
CZK	39,490,000	EUR	1,469,559	Goldman Sachs International	5/31/17	1,808	—
EUR	1,481,979	CZK	39,490,000	JPMorgan Chase Bank, N.A.	5/31/17	11,739	—
KRW	20,766,600,000	USD	18,305,757	BNP Paribas	5/31/17	—	(48,377)
RON	71,342,616	EUR	15,752,747	BNP Paribas	5/31/17	—	(52,379)
RON	46,850,000	EUR	10,348,560	JPMorgan Chase Bank, N.A.	5/31/17	—	(38,634)
USD	33,246,718	NZD	47,853,874	BNP Paribas	5/31/17	414,852	—
USD	7,938,129	NZD	11,275,191	BNP Paribas	5/31/17	202,380	—
USD	1,603,769	NZD	2,233,381	Deutsche Bank AG	5/31/17	71,477	—
USD	1,433,164	NZD	2,020,163	Deutsche Bank AG	5/31/17	47,159	—
USD	1,996,860	NZD	2,854,961	Deutsche Bank AG	5/31/17	38,111	—
USD	2,149,245	NZD	3,128,040	Deutsche Bank AG	5/31/17	3,141	—
USD	9,716,101	NZD	14,012,038	Goldman Sachs International	5/31/17	102,640	—
USD	2,285,733	NZD	3,253,296	Goldman Sachs International	5/31/17	53,693	—
USD	865,678	NZD	1,207,564	Goldman Sachs International	5/31/17	37,186	—
USD	2,330,477	NZD	3,374,065	JPMorgan Chase Bank, N.A.	5/31/17	15,579	—
USD	5,233,219	NZD	7,493,193	Standard Chartered Bank	5/31/17	92,245	—
USD	3,003,852	NZD	4,298,304	Standard Chartered Bank	5/31/17	54,846	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	—	(247,456)
RON	71,892,200	EUR	15,873,046	Deutsche Bank AG	6/2/17	—	(52,518)
USD	123,483,378	EUR	116,597,150	Standard Chartered Bank	6/2/17	—	(3,708,228)
OMR	10,125,000	USD	26,247,570	Standard Chartered Bank	6/5/17	45,206	—
OMR	10,125,000	USD	26,250,972	Standard Chartered Bank	6/5/17	41,803	—
OMR	9,138,750	USD	23,723,457	Standard Chartered Bank	6/5/17	8,207	—

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	$—	$(419,595)
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	—	(897,619)
GBP	10,823,000	USD	13,211,961	Goldman Sachs International	6/6/17	818,871	—
IDR	223,893,000,000	USD	16,583,438	Citibank, N.A.	6/6/17	161,300	—
RON	123,444,100	EUR	27,220,909	Deutsche Bank AG	6/6/17	—	(56,055)
SGD	48,927,000	USD	35,007,871	Goldman Sachs International	6/6/17	23,669	—
USD	5,561,835	GBP	4,463,000	Goldman Sachs International	6/6/17	—	(223,954)
USD	7,950,922	GBP	6,360,000	Goldman Sachs International	6/6/17	—	(294,120)
USD	8,703,800	IDR	116,587,400,000	BNP Paribas	6/6/17	—	(15,658)
USD	8,001,909	IDR	107,305,600,000	UBS AG	6/6/17	—	(23,372)
USD	92,002,548	NZD	130,731,863	JPMorgan Chase Bank, N.A.	6/6/17	2,322,557	—
USD	6,814,831	SGD	9,613,000	Goldman Sachs International	6/6/17	—	(68,040)
USD	34,685,240	SGD	48,927,000	Goldman Sachs International	6/6/17	—	(346,299)
USD	8,275,517	SGD	11,570,000	Standard Chartered Bank	6/6/17	—	(8,558)
KES	471,832,000	USD	4,434,511	Citibank, N.A.	6/7/17	111,733	—
KES	101,881,000	USD	957,528	Citibank, N.A.	6/7/17	24,126	—
KES	48,141,000	USD	453,092	Citibank, N.A.	6/7/17	10,761	—
USD	110,452	EUR	102,980	Standard Chartered Bank	6/8/17	—	(1,920)
USD	212,106	EUR	198,000	Standard Chartered Bank	6/8/17	—	(3,952)
USD	286,471	EUR	268,000	Standard Chartered Bank	6/8/17	—	(5,971)
USD	305,505	EUR	286,000	Standard Chartered Bank	6/8/17	—	(6,578)
USD	487,496	EUR	454,000	Standard Chartered Bank	6/8/17	—	(7,909)
USD	768,339	EUR	721,235	Standard Chartered Bank	6/8/17	—	(18,673)
EUR	11,892,625	RON	53,917,000	Bank of America, N.A.	6/9/17	29,109	—
JPY	3,449,082,000	USD	30,126,934	Standard Chartered Bank	6/9/17	858,219	—
RON	76,949,370	EUR	16,968,449	Bank of America, N.A.	6/9/17	—	(36,642)
RUB	1,426,082,000	USD	24,063,818	BNP Paribas	6/9/17	786,005	—
RUB	2,436,330,000	USD	41,043,295	Credit Suisse International	6/9/17	1,410,343	—
USD	32,483,763	EUR	30,128,330	Goldman Sachs International	6/9/17	—	(394,103)
USD	10,445,611	EUR	9,782,000	Standard Chartered Bank	6/9/17	—	(229,102)
USD	96,428,825	EUR	89,938,000	Standard Chartered Bank	6/9/17	—	(1,716,989)
USD	14,096,899	JPY	1,563,910,000	Standard Chartered Bank	6/9/17	47,367	—
USD	16,981,130	JPY	1,885,172,000	Standard Chartered Bank	6/9/17	45,510	—
USD	62,356,194	RUB	3,653,636,462	Citibank, N.A.	6/9/17	—	(1,309,303)
USD	82,609,254	RUB	4,880,306,885	Deutsche Bank AG	6/9/17	—	(2,431,272)
USD	34,992,608	RUB	1,973,933,000	Societe Generale	6/9/17	596,349	—
USD	12,329,091	RUB	695,484,000	Societe Generale	6/9/17	210,114	—
UGX	5,838,274,000	USD	1,516,041	Barclays Bank PLC	6/12/17	59,151	—
CNH	28,301,029	USD	4,069,748	BNP Paribas	6/13/17	17,739	—
CNH	207,000,000	USD	30,636,257	BNP Paribas	6/13/17	—	(739,472)
CNH	215,829,371	USD	31,007,740	Goldman Sachs International	6/13/17	164,262	—
SGD	52,242,843	USD	37,388,423	Standard Chartered Bank	6/13/17	19,926	—
SGD	5,893,456	USD	4,219,558	Standard Chartered Bank	6/13/17	436	—
USD	37,097,992	CNH	250,660,000	BNP Paribas	6/13/17	895,440	—
USD	15,154,536	CNH	101,720,400	Citibank, N.A.	6/13/17	463,170	—
USD	14,713,113	CNH	98,750,000	Goldman Sachs International	6/13/17	450,758	—

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	41,007,477	SGD	58,136,300	Standard Chartered Bank	6/13/17	$—	$(620,866)
UGX	11,896,900,000	USD	3,120,089	Citibank, N.A.	6/15/17	86,200	—
USD	57,333,294	JPY	6,264,780,360	Goldman Sachs International	6/15/17	1,038,343	—
USD	70,197,306	EUR	64,729,000	Goldman Sachs International	6/16/17	—	(466,243)
KES	574,658,000	USD	5,296,387	Citibank, N.A.	6/19/17	227,843	—
USD	6,851,526	THB	244,668,000	BNP Paribas	6/19/17	—	(219,650)
PHP	517,900,000	USD	10,261,542	Australia and New Zealand Banking Group Limited	6/20/17	19,024	—
PHP	467,310,000	USD	9,239,027	UBS AG	6/20/17	37,302	—
PHP	467,310,000	USD	9,246,340	UBS AG	6/20/17	29,990	—
USD	11,606,777	PHP	577,205,000	Citibank, N.A.	6/20/17	148,978	—
USD	7,183,260	PHP	357,870,000	Citibank, N.A.	6/20/17	79,367	—
USD	10,405,087	PHP	517,445,000	Goldman Sachs International	6/20/17	133,554	—
EUR	5,526,000	USD	5,929,287	JPMorgan Chase Bank, N.A.	6/22/17	105,354	—
EUR	5,531,400	USD	6,023,197	JPMorgan Chase Bank, N.A.	6/22/17	17,342	—
THB	404,270,000	USD	11,755,452	Morgan Stanley & Co. International PLC	6/22/17	—	(71,855)
THB	365,300,000	USD	10,626,909	Standard Chartered Bank	6/22/17	—	(69,563)
THB	242,600,000	USD	7,050,276	UBS AG	6/22/17	—	(39,019)
USD	173,192,370	EUR	161,100,190	JPMorgan Chase Bank, N.A.	6/22/17	—	(2,736,310)
USD	37,105,897	PHP	1,850,100,000	Deutsche Bank AG	6/22/17	386,505	—
USD	11,550,571	THB	404,270,000	Morgan Stanley & Co. International PLC	6/22/17	—	(133,026)
USD	10,513,743	THB	365,300,000	Standard Chartered Bank	6/22/17	—	(43,603)
USD	6,931,429	THB	242,600,000	UBS AG	6/22/17	—	(79,828)
USD	10,075,649	EUR	9,360,506	Goldman Sachs International	6/23/17	—	(147,012)
USD	18,702,450	EUR	17,375,000	Goldman Sachs International	6/23/17	—	(272,884)
USD	33,942,201	RUB	1,928,528,000	HSBC Bank USA, N.A.	6/26/17	475,099	—
USD	11,959,009	RUB	679,487,000	HSBC Bank USA, N.A.	6/26/17	167,394	—
USD	11,728,264	RUB	676,240,000	HSBC Bank USA, N.A.	6/26/17	—	(7,004)
USD	33,287,362	RUB	1,919,316,000	HSBC Bank USA, N.A.	6/26/17	—	(19,879)
ARS	208,878,000	USD	13,153,526	BNP Paribas	6/27/17	60,029	—
CZK	1,268,349,846	EUR	47,372,445	JPMorgan Chase Bank, N.A.	6/27/17	—	(94,465)
USD	25,362,385	EUR	23,562,231	JPMorgan Chase Bank, N.A.	6/27/17	—	(375,750)
USD	1,494,734	EUR	1,362,938	Standard Chartered Bank	6/28/17	5,850	—
USD	3,726,209	EUR	3,416,221	Standard Chartered Bank	6/28/17	—	(5,697)
USD	86,711,170	EUR	80,525,970	Standard Chartered Bank	6/28/17	—	(1,256,006)
USD	58,451,991	JPY	6,321,144,480	Standard Chartered Bank	6/29/17	1,615,900	—
CZK	107,270,000	EUR	3,995,158	JPMorgan Chase Bank, N.A.	6/30/17	4,782	—
CZK	287,970,000	EUR	10,725,140	Societe Generale	6/30/17	12,838	—
EUR	14,853,063	CZK	395,240,000	Societe Generale	6/30/17	127,430	—
SGD	48,672,000	USD	34,859,711	Goldman Sachs International	6/30/17	—	(2,193)
USD	27,399,109	EUR	25,145,794	JPMorgan Chase Bank, N.A.	6/30/17	—	(73,385)
USD	72,343,958	EUR	66,394,359	JPMorgan Chase Bank, N.A.	6/30/17	—	(193,764)
USD	17,566,772	SGD	24,467,000	Goldman Sachs International	6/30/17	44,195	—
USD	17,374,296	SGD	24,205,000	Goldman Sachs International	6/30/17	39,355	—
KES	574,657,000	USD	5,281,774	Citibank, N.A.	7/3/17	227,617	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,898,504	EUR	2,686,200	JPMorgan Chase Bank, N.A.	7/3/17	$—	$(36,733)
USD	2,175,915	RUB	125,683,000	Goldman Sachs International	7/3/17	—	(1,470)
USD	6,175,724	RUB	356,716,000	Goldman Sachs International	7/3/17	—	(4,173)
EUR	24,870,000	USD	27,125,460	JPMorgan Chase Bank, N.A.	7/5/17	53,002	—
EUR	118,334,000	USD	129,914,165	JPMorgan Chase Bank, N.A.	7/5/17	—	(596,268)
USD	1,578,879	EUR	1,480,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(38,496)
USD	40,665,323	EUR	37,950,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(807,240)
USD	44,339,141	EUR	41,416,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(921,139)
USD	44,767,425	EUR	41,880,400	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,000,361)
USD	55,336,985	EUR	51,642,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,098,485)
USD	44,569,013	EUR	41,789,000	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,098,890)
USD	57,366,459	EUR	53,782,400	JPMorgan Chase Bank, N.A.	7/5/17	—	(1,408,085)
USD	35,709,229	RUB	2,044,710,481	Goldman Sachs International	7/5/17	300,351	—
USD	22,196,257	ZAR	302,990,000	Deutsche Bank AG	7/5/17	—	(234,024)
USD	14,017,728	ZAR	192,533,500	Deutsche Bank AG	7/5/17	—	(235,483)
USD	18,758,517	ZAR	255,226,500	Standard Chartered Bank	7/5/17	—	(135,843)
UGX	11,965,500,000	USD	3,120,078	Citibank, N.A.	7/6/17	79,781	—
COP	43,267,576,000	USD	14,943,557	Standard Chartered Bank	7/7/17	—	(376,788)
COP	40,485,646,000	USD	13,978,643	UBS AG	7/7/17	—	(348,458)
UGX	4,540,919,000	USD	1,182,531	Barclays Bank PLC	7/11/17	29,501	—
IDR	85,943,490,000	USD	6,171,884	Bank of America, N.A.	7/13/17	229,173	—
IDR	146,746,510,000	USD	10,542,134	Standard Chartered Bank	7/13/17	387,523	—
USD	1,067,010	IDR	14,484,663,625	Bank of America, N.A.	7/13/17	—	(11,805)
USD	1,851,778	IDR	25,119,364,479	BNP Paribas	7/13/17	—	(19,109)
USD	5,520,672	IDR	75,439,988,277	BNP Paribas	7/13/17	—	(98,086)
USD	4,206,579	IDR	57,062,250,619	Citibank, N.A.	7/13/17	—	(43,408)
USD	2,803,766	IDR	38,044,299,104	Standard Chartered Bank	7/13/17	—	(29,768)
USD	1,648,825	IDR	22,539,433,896	Standard Chartered Bank	7/13/17	—	(29,909)
USD	5,730,838	KRW	6,430,000,000	Barclays Bank PLC	7/14/17	75,182	—
USD	14,603,035	KRW	16,554,000,000	Citibank, N.A.	7/14/17	42,579	—
USD	7,954,746	KRW	9,000,000,000	Citibank, N.A.	7/14/17	38,587	—
USD	4,308,133	KRW	4,812,615,000	Goldman Sachs International	7/14/17	75,085	—
USD	9,630,336	KRW	10,752,270,000	JPMorgan Chase Bank, N.A.	7/14/17	172,927	—
SEK	265,010,000	EUR	27,706,800	Goldman Sachs International	7/18/17	—	(257,957)
KRW	27,312,000,000	USD	24,343,331	BNP Paribas	7/21/17	—	(318,208)
KRW	36,682,905,000	USD	32,424,011	Bank of America, N.A.	7/25/17	—	(154,027)
KRW	34,375,495,000	USD	30,314,557	BNP Paribas	7/25/17	—	(74,403)
THB	443,331,000	USD	12,765,073	Deutsche Bank AG	7/25/17	45,271	—
USD	20,138,138	THB	708,459,707	Deutsche Bank AG	7/25/17	—	(333,277)
USD	5,883,761	THB	202,725,000	Goldman Sachs International	7/25/17	25,888	—
USD	6,959,965	THB	240,606,000	Goldman Sachs International	7/25/17	7,495	—
USD	11,392,482	THB	401,585,000	Standard Chartered Bank	7/25/17	—	(211,584)
USD	766,125	EUR	697,612	State Street Bank and Trust Company	7/26/17	2,942	—
ARS	261,722,515	USD	16,200,713	Citibank, N.A.	7/27/17	115,332	—
CZK	1,268,350,000	EUR	47,450,430	JPMorgan Chase Bank, N.A.	7/27/17	—	(154,994)
CZK	634,648,000	EUR	23,707,434	Societe Generale	7/27/17	—	(38,741)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,177,020	RUB	184,426,000	Bank of America, N.A.	7/28/17	$—	$(1,739)
USD	9,017,054	RUB	523,440,000	Bank of America, N.A.	7/28/17	—	(4,934)
CZK	670,500,000	EUR	24,913,611	Societe Generale	7/31/17	106,092	—
SEK	83,060,000	EUR	8,691,785	Goldman Sachs International	7/31/17	—	(89,180)
KES	575,104,000	USD	5,247,299	Citibank, N.A.	8/1/17	238,840	—
THB	117,100,000	USD	3,324,815	Standard Chartered Bank	8/3/17	58,746	—
THB	34,899,000	USD	1,010,686	Standard Chartered Bank	8/3/17	—	(2,292)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	—	(81,526)
USD	4,245,782	THB	151,999,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(146,174)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	—	(97,484)
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	—	(481,072)
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	—	(482,778)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	—	(771,588)
EGP	84,605,000	USD	4,801,646	Citibank, N.A.	8/21/17	—	(209,310)
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	—	(456,292)
CNH	208,659,100	USD	29,795,673	Australia and New Zealand Banking Group Limited	8/22/17	188,690	—
CNH	126,895,200	USD	18,096,863	Standard Chartered Bank	8/22/17	138,009	—
USD	18,670,836	CNH	126,717,100	Nomura International PLC	8/22/17	461,558	—
USD	12,050,294	CNH	81,942,000	Nomura International PLC	8/22/17	275,209	—
USD	18,661,608	CNH	126,895,200	Standard Chartered Bank	8/22/17	426,737	—
THB	458,185,000	USD	13,348,434	BNP Paribas	9/7/17	—	(109,418)
THB	451,855,000	USD	13,137,229	Goldman Sachs International	9/7/17	—	(81,115)
THB	584,825,000	USD	17,005,670	Standard Chartered Bank	9/7/17	—	(107,458)
THB	465,345,000	USD	13,559,004	Standard Chartered Bank	9/7/17	—	(113,103)
USD	13,042,556	THB	458,185,000	BNP Paribas	9/7/17	—	(196,460)
USD	12,862,368	THB	451,855,000	Goldman Sachs International	9/7/17	—	(193,745)
USD	29,902,335	THB	1,050,170,000	Standard Chartered Bank	9/7/17	—	(441,778)
UGX	18,083,405,000	USD	4,796,659	Citibank, N.A.	9/11/17	—	(80,663)
USD	6,025,396	THB	210,075,416	Australia and New Zealand Banking Group Limited	9/12/17	—	(44,619)
USD	5,977,642	THB	210,263,560	Australia and New Zealand Banking Group Limited	9/12/17	—	(97,809)
USD	6,029,447	THB	209,529,312	Deutsche Bank AG	9/12/17	—	(24,788)
USD	10,544,971	THB	366,648,653	Deutsche Bank AG	9/12/17	—	(49,141)
USD	4,490,057	THB	157,443,860	Deutsche Bank AG	9/12/17	—	(59,197)
USD	9,032,943	THB	314,798,076	Deutsche Bank AG	9/12/17	—	(62,975)
USD	11,996,251	THB	420,468,584	Deutsche Bank AG	9/12/17	—	(152,960)
USD	2,996,303	THB	105,260,112	Goldman Sachs International	9/12/17	—	(45,131)
CNH	282,827,436	USD	40,228,638	Deutsche Bank AG	9/22/17	329,289	—
CNH	35,000,000	USD	5,060,363	Deutsche Bank AG	9/22/17	—	(41,304)
CNH	42,496,000	USD	6,174,052	Deutsche Bank AG	9/22/17	—	(80,055)
CNH	69,674,312	USD	9,911,702	Standard Chartered Bank	9/22/17	79,710	—
CNH	53,483,000	USD	7,730,992	Standard Chartered Bank	9/22/17	—	(61,440)
CNH	45,000,000	USD	6,537,847	Standard Chartered Bank	9/22/17	—	(84,772)
CZK	1,433,032,000	EUR	53,399,612	JPMorgan Chase Bank, N.A.	9/22/17	67,161	—
EUR	53,883,512	CZK	1,433,032,000	Societe Generale	9/22/17	463,876	—

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	52,626,546	CNH	360,323,436	Deutsche Bank AG	9/22/17	$955,564	$—
USD	24,557,475	CNH	168,157,312	Standard Chartered Bank	9/22/17	443,436	—
CZK	1,120,719,500	EUR	41,721,372	JPMorgan Chase Bank, N.A.	9/25/17	97,143	—
EUR	41,755,570	CZK	1,120,719,500	JPMorgan Chase Bank, N.A.	9/25/17	—	(59,607)
UGX	10,322,690,000	USD	2,749,052	Barclays Bank PLC	9/25/17	—	(70,785)
CZK	1,702,487,000	EUR	63,364,080	JPMorgan Chase Bank, N.A.	9/27/17	164,223	—
EUR	25,178,618	CZK	675,920,000	Societe Generale	9/27/17	—	(41,201)
EUR	38,233,408	CZK	1,026,567,000	Societe Generale	9/27/17	—	(70,391)
CZK	719,964,000	EUR	26,794,343	Societe Generale	9/29/17	71,388	—
EUR	26,824,292	CZK	719,964,000	Societe Generale	9/29/17	—	(38,510)
UGX	8,004,712,000	USD	2,119,331	JPMorgan Chase Bank, N.A.	9/29/17	—	(45,511)
UGX	8,000,480,000	USD	2,119,332	JPMorgan Chase Bank, N.A.	9/29/17	—	(46,610)
UGX	16,179,828,000	USD	4,280,378	Citibank, N.A.	10/10/17	—	(105,385)
UGX	16,231,090,000	USD	4,298,488	Citibank, N.A.	10/10/17	—	(110,268)
USD	14,046,394	CNH	97,914,600	BNP Paribas	10/10/17	22,196	—
USD	18,370,960	CNH	128,165,000	JPMorgan Chase Bank, N.A.	10/10/17	14,031	—
USD	428,393	CNH	2,987,400	Standard Chartered Bank	10/10/17	511	—
USD	10,298,209	THB	362,188,000	Deutsche Bank AG	11/10/17	—	(167,246)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/17	—	(114,690)
CNH	253,595,000	USD	36,004,117	Bank of America, N.A.	11/13/17	235,983	—
USD	36,498,993	CNH	253,595,000	Bank of America, N.A.	11/13/17	258,892	—
USD	8,232,754	THB	293,580,000	Deutsche Bank AG	11/16/17	—	(250,485)
USD	1,560,331	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(45,670)
CNH	140,584,000	USD	19,514,714	Citibank, N.A.	1/12/18	496,828	—
USD	19,514,714	CNH	140,584,000	Citibank, N.A.	1/12/18	—	(496,828)
CNH	248,174,000	USD	34,914,744	Australia and New Zealand Banking Group Limited	1/17/18	400,258	—
CNH	193,901,400	USD	27,306,210	HSBC Bank USA, N.A.	1/17/18	285,836	—
CNH	104,000,600	USD	14,657,861	HSBC Bank USA, N.A.	1/17/18	141,359	—
CNH	123,669,000	USD	17,398,565	Nomura International PLC	1/17/18	199,455	—
USD	34,753,396	CNH	248,174,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(561,606)
USD	41,749,282	CNH	297,902,000	HSBC Bank USA, N.A.	1/17/18	—	(641,983)
USD	17,313,314	CNH	123,669,000	Nomura International PLC	1/17/18	—	(284,706)
CNH	301,570,000	USD	42,444,757	BNP Paribas	1/18/18	465,662	—
USD	42,218,956	CNH	301,570,000	BNP Paribas	1/18/18	—	(691,464)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(602,378)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(920,648)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,109,055)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(23,600)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(205,442)
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(286,032)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(387,089)
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(251,827)
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(113,539)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(515,886)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,041,371)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	$—	$(747,669)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(756,929)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(297,965)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(34,289)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(27,091)

						$45,723,446	$(76,036,038)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
WTI Crude Oil	328	Short	May-17	$(17,620,160)	$(16,180,240)	$1,439,920
WTI Crude Oil	286	Short	Aug-17	(15,752,471)	(14,322,880)	1,429,591

Equity Futures
MSCI Singapore Index	1,711	Short	May-17	(42,294,833)	(42,515,704)	(220,871)
TOPIX Index	46	Short	Jun-17	(6,356,851)	(6,323,187)	33,664

Interest Rate Futures
Euro-Bobl	114	Short	Jun-17	(16,379,364)	(16,374,397)	4,967
Euro-Bund	231	Short	Jun-17	(40,502,080)	(40,708,415)	(206,335)
Euro-BTP	1,575	Short	Jun-17	(223,410,216)	(225,967,870)	(2,557,654)
Japan 10-Year Bond	105	Short	Jun-17	(141,230,769)	(142,248,037)	(1,017,268)
U.S. 2-Year Treasury Note	503	Short	Jun-17	(108,718,734)	(108,954,516)	(235,782)
U.S. 5-Year Deliverable Interest Rate Swap	5,483	Short	Jun-17	(524,888,045)	(529,023,828)	(4,135,783)
U.S. 5-Year Treasury Note	898	Short	Jun-17	(105,416,781)	(106,328,812)	(912,031)
U.S. 10-Year Deliverable Interest Rate Swap	2,453	Short	Jun-17	(222,554,008)	(227,324,110)	(4,770,102)
U.S. 10-Year Treasury Note	77	Short	Jun-17	(9,540,180)	(9,680,344)	(140,164)

						$(11,287,848)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-BTP:  Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	187,111		Pays	Brazil CETIP Interbank Deposit Rate	9.33%		1/2/19	$(46,906)
CME Group, Inc.	BRL	188,093		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(22,431)
CME Group, Inc.	BRL	373,588		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(44,552)
CME Group, Inc.	BRL	373,660		Pays	Brazil CETIP Interbank Deposit Rate	9.31		1/2/19	(121,562)
CME Group, Inc.	BRL	562,112		Pays	Brazil CETIP Interbank Deposit Rate	9.38		1/2/19	(4,704)
CME Group, Inc.	BRL	660,254		Pays	Brazil CETIP Interbank Deposit Rate	9.39		1/2/19	75,676
CME Group, Inc.(1)	EUR	108,932		Pays	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	873,989
LCH.Clearnet(1)	EUR	19,359		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(44,217)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	3
LCH.Clearnet(1)	EUR	225,305		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/22	(1,087,524)
LCH.Clearnet(1)	EUR	23,600		Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	103,000
LCH.Clearnet(1)	EUR	23,600		Pays	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(646,486)
LCH.Clearnet(1)	EUR	68,227		Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	(573,379)
LCH.Clearnet	HUF	2,635,868		Receives	6-month HUF BUBOR	1.27		12/13/21	(44,936)
LCH.Clearnet	HUF	6,569,260		Receives	6-month HUF BUBOR	1.46		1/12/22	(290,423)
LCH.Clearnet	HUF	6,043,740		Receives	6-month HUF BUBOR	1.44		1/13/22	(241,157)
LCH.Clearnet	HUF	3,485,900		Receives	6-month HUF BUBOR	1.92		7/28/26	349,169
LCH.Clearnet	HUF	2,453,200		Receives	6-month HUF BUBOR	1.94		8/1/26	235,634
LCH.Clearnet	HUF	940,022		Receives	6-month HUF BUBOR	1.94		9/21/26	108,999
LCH.Clearnet	HUF	964,125		Receives	6-month HUF BUBOR	1.93		9/21/26	113,337
LCH.Clearnet	HUF	2,378,174		Receives	6-month HUF BUBOR	1.89		9/21/26	311,539
LCH.Clearnet	HUF	957,698		Receives	6-month HUF BUBOR	2.14		10/13/26	54,351
LCH.Clearnet	HUF	973,765		Receives	6-month HUF BUBOR	2.09		10/19/26	73,454
LCH.Clearnet	HUF	1,462,256		Receives	6-month HUF BUBOR	2.09		10/19/26	110,450
LCH.Clearnet	HUF	1,061,180		Receives	6-month HUF BUBOR	2.04		10/20/26	97,497
LCH.Clearnet	HUF	1,462,255		Receives	6-month HUF BUBOR	2.04		10/20/26	134,347
LCH.Clearnet	HUF	1,218,150		Receives	6-month HUF BUBOR	2.08		10/28/26	161,330
LCH.Clearnet	HUF	3,015,613		Receives	6-month HUF BUBOR	2.06		10/28/26	265,163
LCH.Clearnet	HUF	1,825,240		Receives	6-month HUF BUBOR	2.09		11/2/26	174,233
LCH.Clearnet	HUF	1,222,117		Receives	6-month HUF BUBOR	2.18		11/3/26	80,077
LCH.Clearnet	HUF	6,590,703		Receives	6-month HUF BUBOR	2.13		11/4/26	530,824
LCH.Clearnet	HUF	1,198,308		Receives	6-month HUF BUBOR	2.15		11/7/26	79,611
LCH.Clearnet	HUF	1,190,373		Receives	6-month HUF BUBOR	2.12		11/8/26	103,113
LCH.Clearnet	HUF	3,277,496		Receives	6-month HUF BUBOR	2.14		11/10/26	257,513
LCH.Clearnet	HUF	5,711,200		Receives	6-month HUF BUBOR	2.66		2/8/27	(331,443)
LCH.Clearnet	JPY	1,346,315		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	432,909
LCH.Clearnet	JPY	1,455,749		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	(236,915)
LCH.Clearnet	JPY	1,625,685		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	557,221
LCH.Clearnet(1)	JPY	1,425,700		Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(321,237)
LCH.Clearnet(1)	JPY	1,425,900		Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(310,701)
LCH.Clearnet	NZD	30,800		Receives	3-month NZD Bank Bill	3.40		4/28/27	(56,746)
LCH.Clearnet	PLN	38,447		Pays	6-month PLN WIBOR	2.41		12/13/21	37,583
LCH.Clearnet	PLN	95,706		Pays	6-month PLN WIBOR	2.46		1/12/22	127,853
LCH.Clearnet	PLN	98,984		Pays	6-month PLN WIBOR	2.44		1/13/22	101,352
LCH.Clearnet	PLN	49,240		Pays	6-month PLN WIBOR	2.23		7/28/26	(445,441)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR	2.22%		8/1/26	$(327,367)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR	2.28		9/21/26	(108,259)
LCH.Clearnet	PLN	13,174	Pays	6-month PLN WIBOR	2.30		9/21/26	(104,953)
LCH.Clearnet	PLN	34,381	Pays	6-month PLN WIBOR	2.30		9/21/26	(273,901)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR	2.49		10/13/26	(52,068)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR	2.47		10/19/26	(60,601)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR	2.46		10/19/26	(95,611)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR	2.43		10/20/26	(80,482)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR	2.44		10/20/26	(103,860)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.47		10/28/26	(78,025)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR	2.46		10/28/26	(204,953)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR	2.50		10/31/26	(100,342)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR	2.56		11/2/26	(82,035)
LCH.Clearnet	PLN	95,817	Pays	6-month PLN WIBOR	2.51		11/4/26	(551,660)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.54		11/7/26	(90,980)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR	2.50		11/8/26	(106,999)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR	2.52		11/10/26	(278,957)
LCH.Clearnet	PLN	69,983	Pays	6-month PLN WIBOR	3.00		2/8/27	289,316
LCH.Clearnet(1)	USD	94,025	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/21/19	(375,407)
LCH.Clearnet	USD	27,050	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/20/20	(36,761)
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	87,451
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	26,097
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	32,456
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	23,699
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(63,689)
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(10,479)
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(11,229)
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	(15,912)
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	(19,899)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(59,947)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(131,565)
LCH.Clearnet	USD	38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(229,007)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(88,973)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(10,361)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(141,887)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(142,903)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(37,830)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(84,061)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(31,684)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	27,516
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(228,722)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(203,536)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(408,386)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(433,669)
LCH.Clearnet	USD	15,042	Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	(408,297)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16%		6/23/21	$(308,770)
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(202,457)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(273,431)
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(259,461)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(258,265)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(268,197)
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(419,705)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(373,652)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(382,921)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(378,268)
LCH.Clearnet	USD	42,081		Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(1,165,413)
LCH.Clearnet	USD	35,942		Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(977,053)
LCH.Clearnet	USD	30,740		Pays	3-month USD-LIBOR-BBA	1.96		1/6/22	257,361
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	181,975
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	114,706
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(259,042)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(353,553)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(375,114)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(378,601)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(454,725)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	(86,792)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	(204,655)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	(145,695)
LCH.Clearnet(1)	USD	0	(4)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	14
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	1,201,163
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(1,368,818)

									$(11,848,624)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

(4)	Notional amount is less than USD 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Limited	KRW	12,706,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(37,779)
Bank of America, N.A.	KRW	20,623,473	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	307,777
Bank of America, N.A.	KRW	22,972,332	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	245,899
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	771,356

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43%	5/10/26	$127,212
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	121,399
BNP Paribas	KRW	50,512,545	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	751,308
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	36,776
BNP Paribas	KRW	5,789,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(22,159)
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	125,279
BNP Paribas	KRW	2,869,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	38,078
Citibank, N.A.	COP	65,991,000	Pays	Colombia Overnight Interbank Reference Rate	5.88	2/24/19	281,311
Citibank, N.A.	COP	166,070,000	Pays	Colombia Overnight Interbank Reference Rate	5.84	2/27/19	676,466
Citibank, N.A.	COP	65,990,300	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	176,661
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	360,064
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	359,902
Citibank, N.A.	KRW	49,657,668	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	565,267
Citibank, N.A.	KRW	11,324,370	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	49,777
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	3,567,164
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,159,717
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,702,165
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,105,992
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(249,641)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(260,329)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(279,035)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(64,761)
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(60,617)
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(51,738)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49%	3/21/19	$333,430
Deutsche Bank AG	COP	32,911,900	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	57,644
Deutsche Bank AG	COP	160,511,900	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	234,706
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(710,892)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(782,461)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	428,754
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	264,688
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(123,541)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(124,562)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(166,352)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(126,771)
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(312,338)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(223,228)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(218,959)
Goldman Sachs International	COP	163,574,300	Pays	Colombia Overnight Interbank Reference Rate	6.00	2/22/19	817,906
Goldman Sachs International	COP	229,003,900	Pays	Colombia Overnight Interbank Reference Rate	5.95	2/23/19	1,075,464
Goldman Sachs International	COP	135,100,000	Pays	Colombia Overnight Interbank Reference Rate	5.82	2/27/19	532,680
Goldman Sachs International	COP	48,184,100	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	194,005
Goldman Sachs International	COP	166,770,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	479,085
Goldman Sachs International	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	328,050
Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(133,908)
Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	(177,758)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	264,658
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	121,815

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40%	8/17/20	$95,007
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	105,212
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	51,189
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(615,236)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(1,204,291)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	426,912
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	313,159
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	195,492
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	175,209
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	329,716
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	360,910
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	491,349
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	245,849
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	15,668
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	122,214
Nomura International PLC	KRW	7,188,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	98,242

							$14,742,227

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00%(1)	6/20/21	1.86%	$(31,903)	$72,298	$40,395
South Africa	ICE Clear Credit	4,600	1.00(1)	6/20/17	0.22	10,569	4,199	14,768
Turkey	ICE Clear Credit	2,160	1.00(1)	6/20/20	1.24	(13,032)	84,700	71,668

Total		$7,760				$(34,366)	$161,197	$126,831

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit	$10,092	1.00	%(1)	6/20/22	$(147,027)	$125,720	$(21,307)
Chile	ICE Clear Credit	10,909	1.00	(1)	6/20/22	(158,930)	125,152	(33,778)
Chile	ICE Clear Credit	13,662	1.00	(1)	6/20/22	(199,037)	164,006	(35,031)
Chile	ICE Clear Credit	10,370	1.00	(1)	6/20/22	(151,077)	104,909	(46,168)
Chile	ICE Clear Credit	37,877	1.00	(1)	6/20/22	(551,816)	462,678	(89,138)
Chile	ICE Clear Credit	10,910	1.00	(1)	6/20/22	(158,944)	119,883	(39,061)
Colombia	ICE Clear Credit	8,730	1.00	(1)	6/20/27	814,774	(910,924)	(96,150)
Colombia	ICE Clear Credit	8,730	1.00	(1)	6/20/27	814,774	(929,254)	(114,480)
Colombia	ICE Clear Credit	10,041	1.00	(1)	6/20/27	937,130	(1,074,543)	(137,413)
Colombia	ICE Clear Credit	30,733	1.00	(1)	6/20/27	2,868,321	(3,117,027)	(248,706)
Colombia	ICE Clear Credit	4,859	1.00	(1)	6/20/27	453,492	(490,906)	(37,414)
Italy	ICE Clear Credit	11,150	1.00	(1)	6/20/22	338,284	(492,185)	(153,901)
Italy	ICE Clear Credit	58,206	1.00	(1)	6/20/22	1,765,931	(2,414,226)	(648,295)
Malaysia	ICE Clear Credit	13,303	1.00	(1)	6/20/22	33,728	(62,896)	(29,168)
Malaysia	ICE Clear Credit	4,470	1.00	(1)	6/20/22	11,705	(21,236)	(9,531)
Malaysia	ICE Clear Credit	6,605	1.00	(1)	6/20/22	16,746	(28,252)	(11,506)
Malaysia	ICE Clear Credit	6,610	1.00	(1)	6/20/22	16,759	(32,965)	(16,206)
Malaysia	ICE Clear Credit	5,482	1.00	(1)	6/20/22	13,899	(62,944)	(49,045)
Malaysia	ICE Clear Credit	13,200	1.00	(1)	6/20/22	33,466	(84,682)	(51,216)
Malaysia	ICE Clear Credit	13,200	1.00	(1)	6/20/22	33,466	(93,908)	(60,442)
Malaysia	ICE Clear Credit	9,310	1.00	(1)	6/20/22	23,604	(92,196)	(68,592)
Malaysia	ICE Clear Credit	22,000	1.00	(1)	6/20/22	55,777	(146,334)	(90,557)
Malaysia	ICE Clear Credit	13,320	1.00	(1)	6/20/22	33,771	(143,669)	(109,898)
Malaysia	ICE Clear Credit	26,700	1.00	(1)	6/20/22	67,693	(266,271)	(198,578)
Malaysia	ICE Clear Credit	40,985	1.00	(1)	6/20/22	103,911	(432,544)	(328,633)
Markit iTraxx Europe Crossover Index	ICE Clear Credit	EUR 186,910	5.00	(1)	6/20/22	(23,376,021)	18,943,755	(4,432,266)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR 189,190	1.00	(1)	6/20/22	(2,920,298)	948,512	(1,971,786)
Qatar	ICE Clear Credit	12,500	1.00	(1)	6/20/22	(266,158)	181,812	(84,346)
Qatar	ICE Clear Credit	34,960	1.00	(1)	6/20/22	(744,392)	558,076	(186,316)
Qatar	ICE Clear Credit	40,936	1.00	(1)	6/20/22	(871,637)	614,229	(257,408)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	(8,546)	(62,869)	(71,415)
South Africa	ICE Clear Credit	4,600	1.00	(1)	3/20/20	2,743	(85,461)	(82,718)
South Africa	ICE Clear Credit	5,300	1.00	(1)	3/20/20	3,161	(95,402)	(92,241)
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	16,867	(103,683)	(86,816)

Total						$(21,093,881)	$11,104,355	$(9,989,526)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Brazil	Bank of America, N.A.	$81,480	1.00	%(1)	6/20/22	2.15%	$(4,347,963)	$4,820,939	$472,976
Brazil	Deutsche Bank AG	20,397	1.00	(1)	6/20/22	2.15	(1,088,411)	1,205,467	117,056
Poland	Barclays Bank PLC	10,720	1.00	(1)	6/20/21	0.51	222,150	21,179	243,329
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.51	244,344	20,385	264,729
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.22	125,660	29,309	154,969
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.22	85,404	50,739	136,143
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.22	89,395	27,694	117,089
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.22	69,096	19,080	88,176
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	0.22	9,191	3,702	12,893
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.22	48,925	22,546	71,471
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.22	38,968	16,746	55,714
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.22	81,542	38,942	120,484
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.22	72,229	29,184	101,413
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.22	39,483	21,819	61,302
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.22	42,917	27,625	70,542
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.22	72,701	47,974	120,675
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.22	65,233	38,755	103,988
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.22	39,483	18,195	57,678
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.22	45,878	28,761	74,639
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.22	50,175	24,273	74,448
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.22	39,483	25,082	64,565
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.22	39,251	18,088	57,339
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.22	45,659	22,956	68,615
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.22	39,483	21,162	60,645
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.22	10,110	3,961	14,071
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.22	39,483	20,833	60,316
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.22	38,196	13,518	51,714
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.22	17,167	4,751	21,918
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.22	44,208	21,807	66,015
Turkey	Bank of America, N.A.	38,932	1.00	(1)	12/20/17	0.29	225,327	117,969	343,296
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	1.24	(141,783)	913,673	771,890
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	1.24	(60,333)	344,691	284,358
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	1.36	(344,038)	1,691,032	1,346,994
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.81	115,753	60,602	176,355
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	1.24	(150,833)	851,745	700,912
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	1.24	(60,333)	369,871	309,538
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	1.24	(16,350)	107,032	90,682
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	1.24	(41,630)	242,157	200,527

Total		$587,815					$(4,154,780)	$11,364,244	$7,209,464

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(52,476)	$(5,979)	$(58,455)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(77,443)	(16,634)	(94,077)
Colombia	BNP Paribas	10,607	1.00	(1)	6/20/27	989,965	(1,065,088)	(75,123)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(14,982)	(188,235)	(203,217)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(14,982)	(188,458)	(203,440)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(14,982)	(193,699)	(208,681)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	(29,965)	(376,142)	(406,107)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(12,423)	(17,191)	(29,614)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(82,516)	(153,324)	(235,840)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	(4,972)	(71,617)	(76,589)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	(7,756)	(100,061)	(107,817)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	(9,148)	(113,404)	(122,552)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	(20,717)	(297,992)	(318,709)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(9,317)	(12,739)	(22,056)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(31,058)	(43,447)	(74,505)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(24,427)	(36,059)	(60,486)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(32,224)	(47,560)	(79,784)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(34,110)	(69,987)	(104,097)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	(25,981)	(57,184)	(83,165)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(129,126)	(280,619)	(409,745)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	(5,502)	(68,785)	(74,287)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	(14,120)	(184,504)	(198,624)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	(33,147)	(454,666)	(487,813)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	(196)	(7,570)	(7,766)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	(1,173)	(46,352)	(47,525)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(2,547)	(3,626)	(6,173)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(12,423)	(17,031)	(29,454)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	(28,468)	(79,008)	(107,476)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	(7,325)	(94,502)	(101,827)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	(11,303)	(145,964)	(157,267)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	(1,994)	(79,062)	(81,056)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(51,782)	(106,245)	(158,027)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(28,871)	(63,597)	(92,468)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(8,603)	(11,409)	(20,012)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(9,908)	(14,050)	(23,958)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(15,529)	(21,584)	(37,113)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(15,529)	(22,002)	(37,531)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(24,522)	(50,799)	(75,321)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,816	1.00	%(1)	6/20/18	$(27,402)	$(62,997)	$(90,399)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(61,400)	(129,281)	(190,681)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(57,109)	(134,414)	(191,523)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(39,783)	(54,911)	(94,694)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(323,836)	(478,916)	(802,752)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	227,988	(158,304)	69,684
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	2,505	(1,827)	678
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	255,547	(157,773)	97,774
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	230,494	(160,804)	69,690
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	227,988	(159,270)	68,718
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	96,172	(594,810)	(498,638)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(377,885)	119,696	(258,189)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(407,743)	139,641	(268,102)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(303,853)	27,337	(276,516)
Malaysia	Citibank, N.A.	11,172	1.00	(1)	6/20/22	29,256	(49,111)	(19,855)
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(132,059)	57,084	(74,975)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(108,975)	57,764	(51,211)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(80,868)	36,976	(43,892)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(278,215)	127,235	(150,980)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(33,124)	18,406	(14,718)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(33,124)	17,340	(15,784)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(206,157)	70,977	(135,180)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(66,381)	22,107	(44,274)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(76,725)	24,383	(52,342)
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(90,705)	19,762	(70,943)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(226,479)	8,809	(217,670)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(33,182)	13,032	(20,150)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(124,941)	64,226	(60,715)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(33,182)	12,283	(20,899)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(75,933)	28,108	(47,825)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(38,431)	14,819	(23,612)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(76,513)	24,834	(51,679)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(250)	(92)	(342)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(41,450)	(28,540)	(69,990)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(243,205)	(113,918)	(357,123)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(47,377)	(8,394)	(55,771)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	(27,546)	1,955	(25,591)
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(31,968)	11,633	(20,335)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(31,574)	17,569	(14,005)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(38,741)	13,921	(24,820)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(63,613)	26,332	(37,281)

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Nomura International PLC	$1,380	1.00	%(1)	3/20/19	$(24,107)	$8,021	$(16,086)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(60,442)	20,747	(39,695)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	(85,759)	24,366	(61,393)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(118,392)	(21,256)	(139,648)
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(942,633)	462,757	(479,876)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	(13,770)	(77,076)	(90,846)
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	42,550	(82,732)	(40,182)
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	60,792	(79,344)	(18,552)
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	200,165	(238,178)	(38,013)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	1,427,000	(1,117,925)	309,075
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	784,655	(649,992)	134,663
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,015,178	(880,780)	134,398
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	969,853	(1,058,708)	(88,855)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(13,770)	(89,096)	(102,866)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	2,982	(57,667)	(54,685)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	2,982	(65,679)	(62,697)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	2,982	(93,955)	(90,973)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	33,733	(285,082)	(251,349)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	91,588	(318,008)	(226,420)
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	86,475	(108,658)	(22,183)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	141,494	(167,741)	(26,247)
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	528,789	(495,619)	33,170
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	442,526	(444,860)	(2,334)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	820,232	(777,501)	42,731
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	528,789	(509,224)	19,565
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	3,041	(64,506)	(61,465)
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	2,743	(70,782)	(68,039)
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	16,867	(104,853)	(87,986)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	33,733	(278,277)	(244,544)
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	91,188	(121,231)	(30,043)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	200,165	(253,234)	(53,069)
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	123,115	(201,170)	(78,055)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	487,363	(552,427)	(65,064)
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	11,067	(25,923)	(14,856)
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	42,550	(81,984)	(39,434)
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	41,978	(98,234)	(56,256)
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	95,404	(240,944)	(145,540)
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	153,216	(189,297)	(36,081)
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	740,792	(803,679)	(62,887)
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	825,593	(899,534)	(73,941)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	94,486	(121,025)	(26,539)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	204,229	(257,419)	(53,190)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	520,991	(550,124)	(29,133)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	439,656	(439,289)	367

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	HSBC Bank USA, N.A.	$7,300	1.00	%(1)	12/20/22	$400,086	$(383,886)	$16,200
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	(11,365)	(87,186)	(98,551)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	(10,032)	(92,361)	(102,393)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	3,041	(63,372)	(60,331)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	2,982	(64,352)	(61,370)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	3,101	(92,488)	(89,387)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	16,867	(101,337)	(84,470)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	16,867	(143,673)	(126,806)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	433,753	(403,349)	30,404
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	194,945	(167,086)	27,859
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	387,371	(380,915)	6,456
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(310,450)	(113,016)	(423,466)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(159,305)	(195,776)	(355,081)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(223,744)	(39,504)	(263,248)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(206,967)	(267,035)	(474,002)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(157,436)	(245,174)	(402,610)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(102,341)	(174,736)	(277,077)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(965,271)	(1,673,004)	(2,638,275)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(49,067)	(40,737)	(89,804)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(223,744)	(90,205)	(313,949)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(106,203)	(95,907)	(202,110)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(180,565)	(68,742)	(249,307)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(206,967)	(167,542)	(374,509)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(288,718)	(310,096)	(598,814)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(279,260)	(415,090)	(694,350)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(520,894)	(902,811)	(1,423,705)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(103,483)	(134,599)	(238,082)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(181,459)	(288,608)	(470,067)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(106,203)	(93,386)	(199,589)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(318,610)	(555,015)	(873,625)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(131,900)	—	(131,900)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(63,231)	—	(63,231)

Total						$3,922,506	$(26,431,418)	$(22,508,912)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $595,575,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	6-month USD-LIBOR-BBA on USD 31,564,738 plus KRW 35,788,100,000	1.10% on KRW 35,788,100,000 plus USD 31,564,738	3/2/20	$107,623
BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 plus USD 23,595,683	3/8/20	(476,413)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 plus USD 31,669,485	3/31/20	541,409
BNP Paribas	6-month USD-LIBOR-BBA on USD 18,298,490 plus KRW 20,766,600,000	1.18% on KRW 20,766,600,000 plus USD 18,298,490	4/20/20	(10,954)

				$161,665

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $4,737,902,898)	$4,816,893,871
Affiliated investment, at value (identified cost, $952,597,915)	952,645,841
Cash	48,464,931
Restricted cash*	53,317,369
Foreign currency, at value (identified cost, $4,309,622)	4,484,573
Interest and dividends receivable	71,623,051
Dividends receivable from affiliated investment	655,704
Due from broker for open reverse repurchase agreements	7,514,122
Receivable for investments sold	111,872
Receivable for open forward foreign currency exchange contracts	45,723,446
Receivable for open swap contracts	29,608,511
Premium paid on open non-centrally cleared swap contracts	27,923,538
Tax reclaims receivable	84,360
Total assets	$6,059,051,189

Liabilities
Cash collateral due to brokers	$5,684,803
Payable for reverse repurchase agreements	7,514,122
Written options outstanding, at value (premiums received, $4,986,197)	4,678,344
Payable for investments purchased	10,571,444
Payable for securities sold short, at value (proceeds, $27,961,361)	26,015,600
Payable for variation margin on open futures contracts	4,637,037
Payable for variation margin on open centrally cleared swap contracts	647,703
Payable for open forward foreign currency exchange contracts	76,036,038
Payable for open swap contracts	30,004,067
Payable for closed swap contracts	53,401
Premium received on open non-centrally cleared swap contracts	12,856,364
Payable to affiliates:
Investment adviser fee	2,538,174
Trustees’ fees	8,630
Interest payable on securities sold short	607,208
Accrued foreign capital gains taxes	808,484
Accrued expenses and other liabilities	1,333,382
Total liabilities	$183,994,801
Net Assets applicable to investors’ interest in Portfolio	$5,875,056,388

Sources of Net Assets
Investors’ capital	$5,857,456,725
Net unrealized appreciation	17,599,663
Total	$5,875,056,388

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $463,131)	$129,579,327
Dividends (net of foreign taxes, $231,274)	1,201,341
Dividends from affiliated investment	3,458,570
Total investment income	$134,239,238

Expenses
Investment adviser fee	$14,725,149
Trustees’ fees and expenses	53,600
Custodian fee	1,672,382
Legal and accounting services	393,241
Interest expense and fees	225,714
Interest expense on securities sold short	405,049
Miscellaneous	111,398
Total expenses	$17,586,533

Net investment income	$116,652,705

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,292,581)	$57,255,103
Investment transactions — affiliated investment	123,082
Written options	5,117,434
Futures contracts	22,533,090
Swap contracts	(6,355,595)
Foreign currency and forward foreign currency exchange contract transactions	37,789,826
Net realized gain	$116,462,940
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $212,301)	$(31,491,517)
Investments — affiliated investment	(78,359)
Written options	256,982
Securities sold short	416,459
Futures contracts	(26,898,664)
Swap contracts	(40,245,152)
Foreign currency and forward foreign currency exchange contracts	(15,939,273)
Net change in unrealized appreciation (depreciation)	$(113,979,524)

Net realized and unrealized gain	$2,483,416

Net increase in net assets from operations	$119,136,121

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$116,652,705	$217,557,257
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and disposal of investments in violation of restrictions and net increase from payment by affiliate	116,462,940	(240,553,237)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(113,979,524)	259,781,619
Net increase in net assets from operations	$119,136,121	$236,785,639
Capital transactions —
Contributions	$496,120,597	$1,321,776,863
Withdrawals	(152,296,835)	(898,073,764)
Net increase in net assets from capital transactions	$343,823,762	$423,703,099

Net increase in net assets	$462,959,883	$660,488,738

Net Assets
At beginning of period	$5,412,096,505	$4,751,607,767
At end of period	$5,875,056,388	$5,412,096,505

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Consolidated Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.63	%(3)	0.64%		0.67%	0.75%	0.92%	0.93%
Net investment income	4.19	%(3)	4.54%		4.37%	3.92%	3.15%	4.10%
Portfolio Turnover	32	%(4)	65%		66%	66%	56%	39%

Total Return	2.12	%(4)	5.06	%(5)	1.99%	3.78%	(0.89)%	3.46%

Net assets, end of period (000’s omitted)	$5,875,056		$5,412,097		$4,751,608	$4,601,105	$6,690,987	$7,220,340

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.03%, 0.03%, 0.11%, 0.31% and 0.30% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)	During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $58,966,960 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and

51

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes

52

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Notes to Consolidated Financial Statements (Unaudited) — continued

all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option

53

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April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to

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reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Q  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily

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Notes to Consolidated Financial Statements (Unaudited) — continued

net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $14,725,149 or 0.53% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,001,420,442	$1,421,083,478
U.S. Government and Agency Securities	414,466,560	33,453,438

	$1,415,887,002	$1,454,536,916

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,920,918,055

Gross unrealized appreciation	$145,105,997
Gross unrealized depreciation	(256,509,020)

Net unrealized depreciation	$(111,403,023)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Written options activity for the six months ended April 30, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency	EUR	USD	USD

Outstanding, beginning of period	—	210,270	14,845,493
Options written	112,095	342,822	8,687,323
Options exercised	—	(196,880)	(13,429,185)
Options expired	(112,095)	(285,985)	(5,117,434)

Outstanding, end of period	—	70,227	4,986,197

EUR	–	Euro
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $104,307,143. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $36,664,928 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and

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Notes to Consolidated Financial Statements (Unaudited) — continued

Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$12,022,888	$10,880,885	$1,329,825	$24,233,598
Net unrealized appreciation*	2,869,511	126,831	33,664	—	7,796,948	10,826,954
Receivable for open forward foreign currency exchange contracts	—	—	—	45,723,446	—	45,723,446
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	16,926,764	—	—	21,337,615	38,264,379

Total Asset Derivatives	$2,869,511	$17,053,595	$12,056,552	$56,604,331	$30,464,388	$119,048,377

Derivatives not subject to master netting or similar agreements	$2,869,511	$126,831	$913,189	$—	$7,796,948	$11,706,479

Total Asset Derivatives subject to master netting or similar agreements	$—	$16,926,764	$11,143,363	$56,604,331	$22,667,440	$107,341,898

Written options outstanding, at value	$—	$—	$—	$(4,678,344)	$—	$(4,678,344)
Net unrealized appreciation*	—	(9,989,526)	(220,871)	—	(33,615,724)	(43,826,121)
Payable for open forward foreign currency exchange contracts	—	—	—	(76,036,038)	—	(76,036,038)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(17,159,038)	—	—	(6,433,723)	(23,592,761)

Total Liability Derivatives	$—	$(27,148,564)	$(220,871)	$(80,714,382)	$(40,049,447)	$(148,133,264)

Derivatives not subject to master netting or similar agreements	$—	$(9,989,526)	$(220,871)	$—	$(33,615,724)	$(43,826,121)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(17,159,038)	$—	$(80,714,382)	$(6,433,723)	$(104,307,143)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Payable for variation margin.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$607,972	$(607,972)	$—	$—	$—
Bank of America, N.A.	7,495,644	(7,495,644)	—	—	—
Barclays Bank PLC	1,816,619	(1,816,619)	—	—	—
BNP Paribas	14,701,143	(8,530,206)	(6,170,937)	—	—
Citibank, N.A.	6,216,487	(3,335,349)	—	(2,881,138)	—
Credit Suisse International	11,911,141	—	(11,911,141)	—	—
Deutsche Bank AG	8,928,872	(8,928,872)	—	—	—
Goldman Sachs International	26,069,163	(12,784,848)	(13,284,315)	—	—
HSBC Bank USA, N.A.	1,611,179	(1,372,568)	(238,611)	—	—
JPMorgan Chase Bank, N.A.	3,867,565	(3,867,565)	—	—	—
Morgan Stanley & Co. International PLC	147,834	(147,834)	—	—	—
Nomura International PLC	2,343,974	(1,802,896)	(533,011)	—	8,067
Societe Generale	2,078,653	(1,026,173)	—	—	1,052,480
Standard Chartered Bank	15,460,401	(15,460,401)	—	—	—
State Street Bank and Trust Company	2,942	—	—	—	2,942
The Bank of Nova Scotia	474,687	—	(474,687)	—	—
UBS AG	3,607,622	(1,141,902)	—	(2,250,000)	215,720

	$107,341,898	$(68,318,849)	$(32,612,702)	$(5,131,138)	$1,279,209

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(741,813)	$607,972	$—	$—	$(133,841)
Bank of America, N.A.	(13,015,741)	7,495,644	5,520,097	—	—
Barclays Bank PLC	(3,223,413)	1,816,619	1,406,794	—	—
BNP Paribas	(8,530,206)	8,530,206	—	—	—
Citibank, N.A.	(3,335,349)	3,335,349	—	—	—
Deutsche Bank AG	(12,781,664)	8,928,872	3,799,162	—	(53,630)
Goldman Sachs International	(12,784,848)	12,784,848	—	—	—
HSBC Bank USA, N.A.	(1,372,568)	1,372,568	—	—	—
JPMorgan Chase Bank, N.A.	(11,986,268)	3,867,565	8,118,703	—	—
Morgan Stanley & Co. International PLC	(2,841,195)	147,834	2,693,361	—	—
Nomura International PLC	(1,802,896)	1,802,896	—	—	—
Societe Generale	(1,026,173)	1,026,173	—	—	—
Standard Chartered Bank	(29,723,107)	15,460,401	5,549,838	—	(8,712,868)
UBS AG	(1,141,902)	1,141,902	—	—	—

	$(104,307,143)	$68,318,849	$27,087,955	$—	$(8,900,339)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Information with respect to repurchase and reverse repurchase agreements at April 30, 2017 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(372,152)	$—	$—	$(7,873,423)	$(2,227,445)
Futures contracts	(8,528,753)	—	(2,239,328)	—	33,301,171
Written options	—	—	—	5,117,434	—
Swap contracts	—	(8,381,754)	—	—	2,026,159
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	22,912,653	—

Total	$(8,900,905)	$(8,381,754)	$(2,239,328)	$20,156,664	$33,099,885

Change in unrealized appreciation (depreciation) —
Investments	$363,312	$—	$(1,614,821)	$(13,042,048)	$(278,338)
Futures contracts	(5,825,909)	—	141,838	—	(21,214,593)
Written options	—	—	—	256,982	—
Swap contracts	—	(23,763,003)	—	—	(16,482,149)
Foreign currency and forward foreign currency exchange contracts	—	—	—	(17,456,695)	—

Total	$(5,462,597)	$(23,763,003)	$(1,472,983)	$(30,241,761)	$(37,975,080)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Interest Rate Swaptions Purchased	Swap Contracts

$1,183,000	$1,337,698,000	$7,101,380,000	$38,939,000	$6,172,864,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased non-currency options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $898,465,000 and 2,476 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

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Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/24/17	7/26/17	(1.00)%	EUR 6,898,122	$7,514,122	$7,615,900

EUR	–	Euro

At April 30, 2017, the remaining contractual maturity of all reverse repurchase agreements was less than 90 days.

For the six months ended April 30, 2017, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $12,010,000 and 0.20%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2017.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$27,464,253	$(7,514,122)	$(19,950,131)	$—

	$27,464,253	$(7,514,122)	$(19,950,131)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(7,514,122)	$7,514,122	—	$—

	$(7,514,122)	$7,514,122	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

61

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$3,276,607,123	$—	$3,276,607,123
Foreign Corporate Bonds	—	59,153,963	—	59,153,963
Sovereign Loans (Less Unfunded Loan Commitments)	—	20,836,000	55,699,696	76,535,696
Corporate Bonds & Notes	—	561,623	—	561,623
Collateralized Mortgage Obligations	—	76,273,245	—	76,273,245
Mortgage Pass-Throughs	—	273,514,708	—	273,514,708
U.S. Treasury Obligations	—	375,367,532	—	375,367,532
Common Stocks	82,886,416	81,488,743 **	—	164,375,159
Currency Options Purchased	—	10,880,885	—	10,880,885
Call Options Purchased	—	11,143,363	—	11,143,363
Put Options Purchased	879,525	—	—	879,525
Interest Rate Swaptions Purchased	—	1,329,825	—	1,329,825
Short-Term Investments —
Foreign Government Securities	—	373,838,631	—	373,838,631
U.S. Treasury Obligations	—	88,968,340	—	88,968,340
Repurchase Agreements	—	27,464,253	—	27,464,253
Other	—	952,645,841	—	952,645,841

Total Investments	$83,765,941	$5,630,074,075	$55,699,696	$5,769,539,712

Forward Foreign Currency Exchange Contracts	$—	$45,723,446	$—	$45,723,446
Futures Contracts	2,874,478	33,664	—	2,908,142
Swap Contracts	—	54,526,931	—	54,526,931

Total	$86,640,419	$5,730,358,116	$55,699,696	$5,872,698,231

Liability Description

Currency Options Written	$—	$(4,678,344)	$—	$(4,678,344)
Securities Sold Short	—	(26,015,600)	—	(26,015,600)
Forward Foreign Currency Exchange Contracts	—	(76,036,038)	—	(76,036,038)
Futures Contracts	(13,975,119)	(220,871)	—	(14,195,990)
Swap Contracts	—	(72,832,184)	—	(72,832,184)

Total	$(13,975,119)	$(179,783,037)	$—	$(193,758,156)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

62

Global Macro Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

63

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

65

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

66

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

67

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

68

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

69

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.17

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	60

Officers and Trustees	64

Important Notices	65

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/31/2010	08/31/2010	3.35%	8.69%	4.06%	3.49%
Class A with 4.75% Maximum Sales Charge	—	—	–1.58	3.56	3.05	2.73
Class C at NAV	08/31/2010	08/31/2010	3.06	7.94	3.33	2.78
Class C with 1% Maximum Sales Charge	—	—	2.06	6.94	3.33	2.78
Class I at NAV	08/31/2010	08/31/2010	3.56	9.18	4.39	3.81
Class R at NAV	12/01/2010	08/31/2010	3.34	8.51	3.86	3.31
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.23%	0.40%	0.15%	0.14%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.56%	2.26%	1.26%	1.76%
Net			1.49	2.19	1.19	1.69

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposure (% of net assets)6

Czech Republic	9.8%	Kenya	1.0%

Sri Lanka	8.2	Other	2.0	*

Serbia	7.9	WTI Crude Oil	–1.0

Iceland	5.9	Japan	–3.6

Colombia	5.8	South Africa	–3.8

Kazakhstan	5.3	United Arab Emirates	–5.6

Romania	4.9	China	–8.0

Turkey	4.0	Oman	–9.6

Dominican Republic	3.8	Euro	–36.5

Argentina	3.3	Total Long	68.8

Indonesia	3.0	Total Short	–69.1

Sweden	1.9	Total Net	–0.3

Egypt	1.0

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios reflect a contractual expense reimbursement effective 5/31/17 that continues through 2/28/19. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.50	$7.66	1.52%
Class C	$1,000.00	$1,030.60	$11.18	2.22%
Class I	$1,000.00	$1,035.60	$6.16	1.22%
Class R	$1,000.00	$1,033.40	$8.67	1.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.30	$7.60	1.52%
Class C	$1,000.00	$1,013.80	$11.08	2.22%
Class I	$1,000.00	$1,018.70	$6.11	1.22%
Class R	$1,000.00	$1,016.30	$8.60	1.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $1,943,202,830)	$1,960,478,271
Receivable for Fund shares sold	11,839,581
Total assets	$1,972,317,852

Liabilities
Payable for Fund shares redeemed	$4,531,291
Payable to affiliates:
Distribution and service fees	78,070
Trustees’ fees	43
Accrued expenses	451,440
Total liabilities	$5,060,844
Net Assets	$1,967,257,008

Sources of Net Assets
Paid-in capital	$1,933,655,507
Accumulated net realized loss from Portfolio	(8,565,448)
Accumulated undistributed net investment income	24,891,508
Net unrealized appreciation from Portfolio	17,275,441
Total	$1,967,257,008

Class A Shares
Net Assets	$135,296,755
Shares Outstanding	13,041,498
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.37
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.89

Class C Shares
Net Assets	$54,624,213
Shares Outstanding	5,363,481
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.18

Class I Shares
Net Assets	$1,774,835,904
Shares Outstanding	169,387,749
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.48

Class R Shares
Net Assets	$2,500,136
Shares Outstanding	243,411
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest allocated from Portfolio (net of foreign taxes, $348,072)	$49,273,790
Dividends allocated from Portfolio (net of foreign taxes, $147,987)	1,518,491
Expenses, excluding interest expense, allocated from Portfolio	(9,657,171)
Interest expense allocated from Portfolio	(131,109)
Total investment income from Portfolio	$41,004,001

Expenses
Distribution and service fees
Class A	$358,238
Class C	249,257
Class R	8,994
Trustees’ fees and expenses	250
Custodian fee	29,546
Transfer and dividend disbursing agent fees	973,361
Legal and accounting services	37,048
Printing and postage	131,162
Registration fees	79,459
Miscellaneous	11,110
Total expenses	$1,878,425

Net investment income	$39,125,576

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$23,289,530
Written options	2,050,238
Futures contracts	5,413,723
Swap contracts	2,361,698
Forward commodity contracts	(907,662)
Foreign currency and forward foreign currency exchange contract transactions	43,535,773
Net realized gain	$75,743,300
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $205,045)	$(5,099,432)
Written options	2,998,130
Securities sold short	125,552
Futures contracts	(10,013,890)
Swap contracts	(27,536,405)
Forward commodity contracts	1,853,520
Foreign currency and forward foreign currency exchange contracts	(12,598,131)
Net change in unrealized appreciation (depreciation)	$(50,270,656)

Net realized and unrealized gain	$25,472,644

Net increase in net assets from operations	$64,598,220

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$39,125,576	$75,535,548
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	75,743,300	(88,112,248)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(50,270,656)	126,716,265
Net increase in net assets from operations	$64,598,220	$114,139,565
Distributions to shareholders —
From net investment income
Class A	$(4,424,849)	$(26,221,788)
Class C	(402,714)	(2,650,132)
Class I	(25,319,708)	(63,732,175)
Class R	(69,426)	(313,605)
Total distributions to shareholders	$(30,216,697)	$(92,917,700)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$46,554,536	$111,417,405
Class C	10,895,482	13,596,217
Class I	561,853,312	772,059,622
Class R	152,635	658,801
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,262,201	25,001,426
Class C	327,708	1,954,420
Class I	21,383,607	56,983,126
Class R	69,426	313,605
Cost of shares redeemed
Class A	(225,008,665)	(252,530,967)
Class C	(7,547,386)	(12,314,079)
Class I	(247,975,257)	(444,661,152)
Class R	(3,018,838)	(817,033)
Net increase in net assets from Fund share transactions	$161,948,761	$271,661,391

Net increase in net assets	$196,330,284	$292,883,256

Net Assets
At beginning of period	$1,770,926,724	$1,478,043,468
At end of period	$1,967,257,008	$1,770,926,724

Accumulated undistributed net investment income included in net assets
At end of period	$24,891,508	$15,982,629

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$10.180		$10.100		$10.160	$9.540	$10.260	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.201		$0.462		$0.515	$0.407	$0.297	$0.387
Net realized and unrealized gain (loss)	0.136		0.237		(0.232)	0.213	(0.485)	0.078

Total income (loss) from operations	$0.337		$0.699		$0.283	$0.620	$(0.188)	$0.465

Less Distributions
From net investment income	$(0.147)		$(0.619)		$(0.343)	$—	$—	$(0.255)
From net realized gain	—		—		—	—	(0.532)	—

Total distributions	$(0.147)		$(0.619)		$(0.343)	$—	$(0.532)	$(0.255)

Net asset value — End of period	$10.370		$10.180		$10.100	$10.160	$9.540	$10.260

Total Return(2)	3.35	%(3)	7.27	%(4)	2.89%	6.50%	(1.92)%	4.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$135,297		$307,915		$427,589	$372,302	$293,691	$243,609
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.52	%(8)	1.56%		1.60%	1.74%	1.94%	2.02%
Net investment income	4.01	%(8)	4.69%		5.09%	4.16%	3.02%	3.87%
Portfolio Turnover of the Portfolio	36	%(3)	97%		75%	116%	65%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.13%, 0.42% and 0.47% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.970		$9.900		$9.930	$9.390	$10.170	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.383		$0.430	$0.318	$0.231	$0.315
Net realized and unrealized gain (loss)	0.125		0.237		(0.223)	0.222	(0.479)	0.075

Total income (loss) from operations	$0.292		$0.620		$0.207	$0.540	$(0.248)	$0.390

Less Distributions
From net investment income	$(0.082)		$(0.550)		$(0.237)	$—	$—	$(0.200)
From net realized gain	—		—		—	—	(0.532)	—

Total distributions	$(0.082)		$(0.550)		$(0.237)	$—	$(0.532)	$(0.200)

Net asset value — End of period	$10.180		$9.970		$9.900	$9.930	$9.390	$10.170

Total Return(2)	3.06	%(3)	6.45	%(4)	2.15%	5.75%	(2.56)%	4.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,624		$49,817		$46,216	$48,835	$82,387	$98,230
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	2.22	%(8)	2.26%		2.30%	2.47%	2.64%	2.72%
Net investment income	3.38	%(8)	3.96%		4.33%	3.34%	2.37%	3.17%
Portfolio Turnover of the Portfolio	36	%(3)	97%		75%	116%	65%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.16%, 0.42% and 0.47% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$10.300		$10.210		$10.260	$9.610	$10.300	$10.090

Income (Loss) From Operations
Net investment income(1)	$0.223		$0.491		$0.548	$0.432	$0.318	$0.419
Net realized and unrealized gain (loss)	0.137		0.247		(0.230)	0.218	(0.476)	0.076

Total income (loss) from operations	$0.360		$0.738		$0.318	$0.650	$(0.158)	$0.495

Less Distributions
From net investment income	$(0.180)		$(0.648)		$(0.368)	$—	$—	$(0.285)
From net realized gain	—		—		—	—	(0.532)	—

Total distributions	$(0.180)		$(0.648)		$(0.368)	$—	$(0.532)	$(0.285)

Net asset value — End of period	$10.480		$10.300		$10.210	$10.260	$9.610	$10.300

Total Return(2)	3.56	%(3)	7.62	%(4)	3.21%	6.76%	(1.60)%	5.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,774,836		$1,407,915		$999,152	$799,117	$825,738	$448,057
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.22	%(8)	1.26%		1.30%	1.45%	1.65%	1.72%
Net investment income	4.38	%(8)	4.92%		5.37%	4.40%	3.22%	4.17%
Portfolio Turnover of the Portfolio	36	%(3)	97%		75%	116%	65%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.14%, 0.42% and 0.47% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$10.070		$10.010		$10.080	$9.480	$10.220	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.192		$0.435		$0.481	$0.381	$0.275	$0.373
Net realized and unrealized gain (loss)	0.140		0.237		(0.228)	0.219	(0.483)	0.071

Total income (loss) from operations	$0.332		$0.672		$0.253	$0.600	$(0.208)	$0.444

Less Distributions
From net investment income	$(0.132)		$(0.612)		$(0.323)	$—	$—	$(0.264)
From net realized gain	—		—		—	—	(0.532)	—

Total distributions	$(0.132)		$(0.612)		$(0.323)	$—	$(0.532)	$(0.264)

Net asset value — End of period	$10.270		$10.070		$10.010	$10.080	$9.480	$10.220

Total Return(2)	3.34	%(3)	7.05	%(4)	2.70%	6.22%	(2.03)%	4.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,500		$5,279		$5,087	$3,661	$3,295	$2,832
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.72	%(8)	1.76%		1.79%	1.95%	2.14%	2.22%
Net investment income	3.85	%(8)	4.46%		4.80%	3.94%	2.81%	3.74%
Portfolio Turnover of the Portfolio	36	%(3)	97%		75%	116%	65%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.14%, 0.42% and 0.47% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of April 30, 2017, the Fund offered four classes of shares. Effective May 31, 2017, the Fund began offering Class R6 shares, which are sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (79.7% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $33,861,550 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $9,481,682 are short-term and $24,379,868 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. Effective May 31, 2017, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.49%, 2.19%, 1.19%, 1.69% and 1.09% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 28, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $3,401 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,100 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $358,238 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $186,943 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $4,497 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $62,314 and $4,497 for Class C and Class R shares, respectively.

13

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $312,704,854 and $189,562,525, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	4,605,119	11,309,763
Issued to shareholders electing to receive payments of distributions in Fund shares	423,678	2,596,202
Redemptions	(22,228,674)	(25,995,636)

Net decrease	(17,199,877)	(12,089,671)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,090,053	1,396,609
Issued to shareholders electing to receive payments of distributions in Fund shares	33,135	206,162
Redemptions	(757,974)	(1,273,229)

Net increase	365,214	329,542

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	54,764,158	77,613,764
Issued to shareholders electing to receive payments of distributions in Fund shares	2,108,837	5,868,499
Redemptions	(24,186,435)	(44,636,785)

Net increase	32,686,560	38,845,478

14

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	15,175	67,401
Issued to shareholders electing to receive payments of distributions in Fund shares	6,970	32,873
Redemptions	(302,798)	(84,250)

Net increase (decrease)	(280,653)	16,024

15

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 69.6%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.8%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	36,965	$44,548,249

Total Albania			$44,548,249

Argentina — 0.6%
Republic of Argentina, 0.75%, 6/9/17	USD	7,210	$7,181,232
Republic of Argentina, 0.75%, 9/21/17	USD	6,642	6,557,221

Total Argentina			$13,738,453

Australia — 2.6%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	95,020	$64,277,653

Total Australia			$64,277,653

Barbados — 0.8%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$15,692,820
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,370,420
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	1,750,280

Total Barbados			$19,813,520

Cyprus — 5.8%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	43,467	$49,979,278
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	20,689	24,128,591
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	57,274	67,778,922

Total Cyprus			$141,886,791

Dominican Republic — 3.5%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,501,954
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,350,200	28,873,529
Dominican Republic, 13.50%, 8/4/17(1)	DOP	90,800	1,934,776
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	22,248,438
Dominican Republic, 15.00%, 4/5/19(1)	DOP	532,900	12,288,087
Dominican Republic, 15.00%, 4/5/19(2)	DOP	75,000	1,729,417
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	5,101,555
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	7,840,236
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,550,131

Total Dominican Republic			$87,068,123

Security		Principal Amount (000’s omitted)	Value

Ecuador — 1.0%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	15,933	$17,127,975
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	6,358	6,834,850

Total Ecuador			$23,962,825

El Salvador — 4.3%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,698,100
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	17,931	16,093,072
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	9,658	9,742,508
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	8,000	7,320,000
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	35,580	36,113,700
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	4,964	4,815,080
Republic of El Salvador, 8.625%, 2/28/29(1)(3)	USD	26,128	26,454,600
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	1,062	1,075,275

Total El Salvador			$105,312,335

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$135,898
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,500	1,030,112
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	869,621
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	267,670
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,213,465
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,706,488
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	967,212

Total Georgia			$8,190,466

Germany — 0.3%
Bundesrepublik Deutschland, 0.00%, 8/15/26(1)(3)	EUR	7,470	$7,956,751

Total Germany			$7,956,751

Greece — 0.9%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	22,037	$23,382,811

Total Greece			$23,382,811

Honduras — 1.0%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,345	$9,730,762
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,052	4,510,403
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	9,757	11,158,495

Total Honduras			$25,399,660

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Iceland — 3.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	884,070	$8,400,849
Republic of Iceland, 6.50%, 1/24/31	ISK	4,219,048	46,082,378
Republic of Iceland, 8.00%, 6/12/25	ISK	1,807,571	20,566,829

Total Iceland			$75,050,056

Indonesia — 3.0%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	75,742,000	$5,722,274
Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,355,000	29,213,933
Indonesia Government Bond, 8.375%, 3/15/34	IDR	61,365,000	4,893,915
Indonesia Government Bond, 8.75%, 5/15/31	IDR	396,320,000	32,915,166

Total Indonesia			$72,745,288

Kenya — 0.2%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,509,430
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	792,129

Total Kenya			$4,301,559

Lebanon — 2.4%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	38,323	$39,041,556
Lebanese Republic, 5.15%, 11/12/18(1)	USD	17,053	17,342,458
Lebanese Republic, 5.45%, 11/28/19(1)	USD	2,797	2,858,562

Total Lebanon			$59,242,576

Macedonia — 5.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	25,704	$28,686,100
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	38,231,393
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	32,337	37,469,377
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	17,421,285

Total Macedonia			$121,808,155

New Zealand — 5.0%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	13,530	$9,441,426
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	51,789	37,305,460
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	51,372	36,029,605
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	52,118	40,065,828

Total New Zealand			$122,842,319

Russia — 4.7%
Russia Government Bond, 7.75%, 9/16/26	RUB	228,940	$4,083,856
Russia Government Bond, 8.50%, 9/17/31	RUB	5,996,583	112,392,632

Total Russia			$116,476,488

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359	$18,733,413

Total Rwanda			$18,733,413

Serbia — 7.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,407,260	$83,662,454
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	17,949,713
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	357,870	3,308,673
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	145,850	1,359,505
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,196,576
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560	52,776,924
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	87,500	939,295

Total Serbia			$175,193,140

Sri Lanka — 8.1%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550	$31,301,825
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	726,042
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,282,194
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,286,663
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	1,699,000	10,117,060
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740	15,049,112
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,279,012
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900	10,758,742
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500	17,321,677
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930	3,843,145
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000	11,035,948
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,390,000	8,809,966
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,872,720	11,866,696
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000	6,179,460
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	619,703
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,151,870	19,288,659
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	553,000	3,279,776
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580	1,819,518
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	390,000	2,472,643
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	613,000	3,969,603
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,273,000	8,114,995
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,550,260	9,668,468

Total Sri Lanka			$200,090,907

Suriname — 1.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	31,100	$31,566,500

Total Suriname			$31,566,500

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Tanzania — 2.5%
United Republic of Tanzania, 7.421%, 3/9/20(1)(5)	USD	58,298	$61,784,937

Total Tanzania			$61,784,937

Thailand — 3.2%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,946,171	$79,847,691

Total Thailand			$79,847,691

Turkey — 0.3%
Republic of Turkey, 4.875%, 10/9/26	USD	7,072	$7,017,737

Total Turkey			$7,017,737

Total Foreign Government Bonds (identified cost $1,675,292,538)			$1,712,238,403

Foreign Corporate Bonds — 2.0%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.9%
Banco Hipotecario SA, 21.354%, 1/12/20(1)(5)	ARS	165,870	$10,839,893
YPF SA, 23.083%, 7/7/20(1)(5)	USD	10,071	10,887,326

Total Argentina			$21,727,219

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	10,300	$10,256,740

Total Azerbaijan			$10,256,740

Ecuador — 0.3%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.781%, 9/24/19(1)(5)	USD	6,851	$6,898,480

Total Ecuador			$6,898,480

Georgia — 0.4%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,940,914
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	3,408	3,595,440

Total Georgia			$10,536,354

Total Foreign Corporate Bonds (identified cost $50,040,316)			$49,418,793

Sovereign Loans — 1.1%

Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(8)(9)(10)	$9,700	$9,585,660

Total Ethiopia		$9,585,660

Kenya — 0.7%
Government of Kenya, Term Loan, 6.41%, Maturing March 9, 2019(9)	$3,134	$3,134,000
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(9)	14,420	14,420,000

Total Kenya		$17,554,000

Total Sovereign Loans (identified cost $26,650,934)		$27,139,660

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.106%, 3/15/34(11)(12)	$2,371	$499,933
Series 3572, (Interest Only), Class JS, 5.806%, 9/15/39(11)(12)	4,028	570,964
Series 3586, (Interest Only), Class GS, 5.256%, 10/15/39(11)(12)	4,882	836,319

		$1,907,216

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.691%, 4/25/28(5)	$2,898	$3,310,620
Series 2016-DNA4, Class M3, 4.791%, 3/25/29(5)	5,491	5,849,872
Series 2017-DNA1, Class M2, 4.241%, 7/25/29(5)	3,465	3,542,590
Series 2017-DNA2, Class B1, 6.136%, 10/25/29(5)	5,850	5,975,769

		$18,678,851

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 5.509%, 10/25/35(11)(12)(13)	$7,636	$1,384,070
Series 2006-56, (Interest Only), Class CS, 6.219%, 7/25/36(11)(12)	3,453	683,255

18	See Notes to Consolidated Financial Statements.

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Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2006-72, (Interest Only), Class GI, 5.589%, 8/25/36(11)(12)(13)	$10,969	$1,966,062
Series 2006-96, (Interest Only), Class SM, 6.259%, 10/25/36(11)(12)	7,246	1,309,426
Series 2007-36, (Interest Only), Class SG, 5.609%, 4/25/37(11)(12)	5,089	869,990
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)	847	32,621
Series 2010-109, (Interest Only), Class PS, 5.609%, 10/25/40(11)(12)	5,686	1,036,388
Series 2010-147, (Interest Only), Class KS, 4.959%, 1/25/41(11)(12)	5,230	737,458

		$8,019,270

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(5)	$3,499	$3,812,873
Series 2017-C01, Class 1M2, 4.541%, 7/25/29(5)	6,390	6,647,688

		$10,460,561

Total Collateralized Mortgage Obligations (identified cost $34,533,363)		$39,065,898

Common Stocks — 5.4%

Security	Shares	Value

Cyprus — 0.1%
Bank of Cyprus Holdings PLC(14)	617,249	$1,935,089

Total Cyprus		$1,935,089

Iceland — 2.7%
Eik Fasteignafelag HF(14)	31,446,951	$3,654,730
Eimskipafelag Islands HF	3,230,670	9,880,654
Hagar HF	18,434,255	9,350,269
HB Grandi HF	14,033,996	4,199,700
Marel HF	3,405,689	11,056,912
Reginn HF(14)	18,263,738	4,898,288
Reitir Fasteignafelag HF	10,797,555	10,414,994
Siminn HF	137,850,840	5,448,393
Sjova-Almennar Tryggingar HF	19,842,837	3,547,865
Vatryggingafelag Islands HF	35,039,701	3,577,667

Total Iceland		$66,029,472

Security	Shares	Value

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.	32,962,666	$13,664,755

Total Singapore		$13,664,755

South Korea — 1.4%
AMOREPACIFIC Corp.	2,100	$538,552
AMOREPACIFIC Group	4,795	553,978
Coway Co., Ltd.	4,334	382,165
Hana Financial Group, Inc.	21,300	731,549
Hankook Tire Co., Ltd.	7,305	378,037
Hyundai Mobis Co., Ltd.	5,080	990,704
Hyundai Motor Co.	14,088	1,781,807
Hyundai Steel Co.	6,831	329,029
Industrial Bank of Korea	32,753	359,188
Kangwon Land, Inc.	16,200	514,628
KB Financial Group, Inc.	32,031	1,408,000
Kia Motors Corp.	16,500	505,081
Korea Electric Power Corp.	21,500	856,996
Korea Zinc Co., Ltd.	1,431	534,890
KT&G Corp.	12,410	1,106,708
LG Chem, Ltd.	3,300	793,743
LG Corp.	8,624	512,278
LG Display Co., Ltd.	19,684	507,219
LG Electronics, Inc.	8,600	522,051
LG Household & Health Care, Ltd.	727	552,850
Lotte Chemical Corp.	1,700	510,332
Lotte Shopping Co., Ltd.	1,837	423,635
Naver Corp.	4,625	3,250,560
POSCO	4,200	991,548
S-Oil Corp.	6,100	533,669
Samsung Biologics Co., Ltd.(14)	3,300	506,847
Samsung C&T Corp.	7,800	845,203
Samsung Electronics Co., Ltd.	2,869	5,624,466
Samsung Fire & Marine Insurance Co., Ltd.	2,300	541,493
Samsung Life Insurance Co., Ltd.	9,200	884,483
Samsung SDI Co., Ltd.	4,297	518,748
Samsung SDS Co., Ltd.	4,524	546,280
Shinhan Financial Group Co., Ltd.	25,344	1,058,147
SK Holdings Co., Ltd.	2,500	532,505
SK Hynix, Inc.	42,841	2,029,522
SK Innovation Co., Ltd.	3,677	551,642
SK Telecom Co., Ltd.	4,000	844,342
Woori Bank	45,755	599,981

Total South Korea		$34,652,856

19	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	682,000	$1,051,688
Bank for Investment and Development of Vietnam JSC	379,300	276,811
Bao Viet Holdings	127,400	321,234
Binh Minh Plastics JSC	114,300	938,797
Coteccons Construction JSC	107,400	963,368
Danang Rubber JSC	54,400	67,426
Domesco Medical Import Export JSC	155,410	622,575
HA TIEN 1 Cement JSC(14)	175,100	169,903
Hoa Phat Group JSC	585,000	755,846
Hoa Sen Group	65,600	139,316
KIDO Group Corp.	300,700	523,481
Kinh Bac City Development Share Holding Corp.(14)	414,700	270,706
Masan Group Corp.	769,400	1,502,985
PetroVietnam Drilling & Well Services JSC(14)	211,700	164,454
PetroVietnam Fertilizer & Chemical JSC	311,200	321,396
PetroVietnam Gas JSC	132,800	324,017
PetroVietnam Nhon Trach 2 Power JSC	712,300	939,770
PetroVietnam Technical Services Corp.	509,300	384,811
Pha Lai Thermal Power JSC	176,900	136,002
Saigon - Hanoi Commercial Joint Stock Bank(14)	708,700	233,732
Saigon Securities, Inc.	538,100	518,408
Saigon Thuong Tin Commercial JSB(14)	1,198,900	608,815
Tan Tao Investment & Industry JSC(14)	863,300	122,955
Vietnam Construction and Import-Export JSC	248,800	171,881
Vietnam Dairy Products JSC	367,000	2,389,634
Vietnam Joint Stock Commercial Bank for Industry and Trade	119,000	90,851
Vingroup JSC(14)	1,696,400	3,054,507

Total Vietnam		$17,065,369

Total Common Stocks (identified cost $119,034,638)		$133,347,541

Currency Options Purchased — 0.7%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR 31,189	SEK 9.55	5/2/17	$6,625
Call SEK/Put EUR	BNP Paribas	EUR 31,190	SEK 9.49	5/16/17	24,122
Call SEK/Put EUR	Citibank, N.A.	EUR 31,439	SEK 9.45	5/23/17	21,164
Call SEK/Put EUR	Citibank, N.A.	EUR 15,720	SEK 9.45	5/23/17	10,582

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR 62,377	SEK 9.44	5/1/17	$1,155
Call SEK/Put EUR	Goldman Sachs International	EUR 31,189	SEK 9.50	5/17/17	28,708
Put CNH/Call USD	BNP Paribas	USD 95,817	CNH 6.85	5/4/17	699,656
Put CNH/Call USD	BNP Paribas	USD 109,700	CNH 6.90	11/2/17	2,105,472
Put CNH/Call USD	BNP Paribas	USD 40,800	CNH 7.12	3/8/18	583,930
Put CNH/Call USD	BNP Paribas	USD 94,000	CNH 7.06	3/27/18	1,757,612
Put CNH/Call USD	Deutsche Bank AG	USD 23,400	CNH 7.15	3/12/18	309,067
Put CNH/Call USD	Goldman Sachs International	USD 47,000	CNH 7.06	3/27/18	878,806
Put CNH/Call USD	HSBC Bank USA, N.A.	USD 131,264	CNH 6.89	8/3/17	1,677,554
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD 113,275	CNH 6.85	5/4/17	851,375
Put CNH/Call USD	Standard Chartered Bank	USD 27,427	CNH 6.47	6/15/17	1,823,319
Put CNH/Call USD	Standard Chartered Bank	USD 25,590	CNH 6.47	6/15/17	1,708,542
Put CNH/Call USD	Standard Chartered Bank	USD 46,110	CNH 7.12	3/8/18	663,109
Put CNH/Call USD	Standard Chartered Bank	USD 79,300	CNH 7.06	3/27/18	1,482,751
Put EUR/Call USD	BNP Paribas	USD 103,555	USD 0.88	2/28/22	966,686
Put EUR/Call USD	Goldman Sachs International	USD 103,630	USD 0.87	2/24/22	854,326

Total Currency Options Purchased (identified cost $24,340,340)					$16,454,561

Call Options Purchased — 0.4%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	1,661	GBP 6,275.00	2/15/22	$2,112,240
Nikkei 225 Index	Goldman Sachs International	492	JPY 21,000.00	3/12/21	7,008,220

Total Call Options Purchased (identified cost $7,654,144)					$9,120,460

20	See Notes to Consolidated Financial Statements.

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Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.0%(7)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	550	USD 2,260.00	6/16/17	$233,750
E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	390	USD 2,360.00	6/16/17	477,750

Total Put Options Purchased (identified cost $3,099,814)					$711,500

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to receive 3-month USD- LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD 225,925,000	$1,102,252

Total Interest Rate Swaptions Purchased (identified cost $1,332,957)				$1,102,252

Short-Term Investments — 13.5%

Foreign Government Securities — 5.7%

Security		Principal Amount (000’s omitted)	Value

Egypt — 0.8%
Egypt Treasury Bill, 0.00%, 5/16/17	EGP	103,950	$5,727,772
Egypt Treasury Bill, 0.00%, 7/11/17	EGP	26,750	1,434,105
Egypt Treasury Bill, 0.00%, 7/18/17	EGP	82,950	4,431,005
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	39,025	2,066,046
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	36,425	1,878,370
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	36,450	1,873,173
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	37,325	1,896,699

Total Egypt			$19,307,170

El Salvador — 0.2%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,935	$5,836,939

Total El Salvador			$5,836,939

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,253	$1,322,754
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,185	2,495,375
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	420	162,907

Total Georgia			$3,981,036

Security		Principal Amount (000’s omitted)	Value

Kazakhstan — 4.5%
National Bank of Kazakhstan Note, 0.00%, 5/3/17	KZT	1,685,725	$5,350,162
National Bank of Kazakhstan Note, 0.00%, 5/10/17	KZT	3,114,100	9,864,245
National Bank of Kazakhstan Note, 0.00%, 5/19/17	KZT	8,889,330	28,087,271
National Bank of Kazakhstan Note, 0.00%, 6/23/17	KZT	5,876,790	18,391,223
National Bank of Kazakhstan Note, 0.00%, 6/30/17	KZT	34,860	108,886
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	11,511,255	35,425,916
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	1,270,400	3,874,652
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	3,215,000	9,432,411

Total Kazakhstan			$110,534,766

Total Foreign Government Securities (identified cost $140,004,720)			$139,659,911

U.S. Treasury Obligations — 2.2%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/18/17(13)		$20,500	$20,493,543
U.S. Treasury Bill, 0.00%, 5/25/17(13)		35,000	34,984,600

Total U.S. Treasury Obligations (identified cost $55,481,276)			$55,478,143

Repurchase Agreements — 0.6%

Description		Principal Amount (000’s omitted)	Value
JPMorgan Chase Bank, N.A.:
Dated 4/12/17 with a maturity date of 5/18/17, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of EUR 4,703,529, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,980,546.	EUR	4,706	$5,126,757
Dated 4/24/17 with a maturity date of 7/26/17, an interest rate of 0.68% payable by the Portfolio and repurchase proceeds of EUR 7,886,244, collateralized by EUR 8,174,000 Italy Treasury Bond 1.25%, due 12/1/26 and a market value, including accrued interest, of $8,302,388.	EUR	7,900	8,605,275

Total Repurchase Agreements (identified cost $13,603,416)			$13,732,032

21	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 5.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(15)	122,684,478	$122,721,284

Total Other (identified cost $122,709,015)		$122,721,284

Total Short-Term Investments (identified cost $331,798,427)		$331,591,370

Total Investments — 94.4% (identified cost $2,273,777,471)		$2,320,190,438

Currency Options Written — (0.4)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR	7,660	SEK	9.44	5/1/17	$(142)
Put CNH/Call USD	Bank of America, N.A.	USD	36,417	CNH	6.85	5/4/17	(265,917)
Put CNH/Call USD	BNP Paribas	USD	59,400	CNH	6.85	5/4/17	(433,739)
Put CNH/Call USD	Citibank, N.A.	USD	109,700	CNH	6.90	11/2/17	(2,105,472)
Put CNH/Call USD	Goldman Sachs International	USD	28,300	CNH	6.85	5/4/17	(212,703)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	116,653	CNH	6.89	8/3/17	(1,490,825)
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	9,275	CNH	6.85	5/4/17	(69,711)
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	27,427	CNH	6.47	6/15/17	(1,823,319)
Put CNH/Call USD	Standard Chartered Bank	USD	42,500	CNH	6.85	5/4/17	(319,430)
Put CNH/Call USD	Standard Chartered Bank	USD	25,590	CNH	6.47	6/15/17	(1,708,542)
Put CNH/Call USD	UBS AG	USD	33,200	CNH	6.85	5/4/17	(249,531)

Total Currency Options Written (premiums received $12,757,821)							$(8,679,331)

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Italy — (0.3)%
Italy Treasury Bond, 1.25%, 12/1/26	EUR	(8,174)	$(8,256,344)

Total Italy			$(8,256,344)

Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(4,829,536)

Total Spain			$(4,829,536)

Total Foreign Government Bonds (proceeds $13,405,890)			$(13,085,880)

Total Securities Sold Short (proceeds $13,405,890)			$(13,085,880)

Other Assets, Less Liabilities — 6.5%			$160,681,774

Net Assets — 100.0%			$2,459,107,001

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $982,306,602 or 39.9% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $92,795,731 or 3.8% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(7)	Amount is less than 0.05%.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2017.

22	See Notes to Consolidated Financial Statements.

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Consolidated Portfolio of Investments (Unaudited) — continued

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	22,440,481	RON	101,591,000	UBS AG	5/2/17	$66,568	$—
RON	42,017,000	EUR	9,278,348	Bank of America, N.A.	5/2/17	—	(24,475)
RON	59,574,000	EUR	13,161,162	BNP Paribas	5/2/17	—	(41,034)
EUR	10,282,886	RON	46,637,000	BNP Paribas	5/3/17	10,100	—
RON	39,145,000	EUR	8,578,222	BNP Paribas	5/3/17	49,005	—
RON	7,492,000	EUR	1,648,042	BNP Paribas	5/3/17	2,573	—
RUB	352,301,000	USD	6,186,146	Bank of America, N.A.	5/3/17	2,309	—
RUB	162,787,000	USD	2,858,420	Bank of America, N.A.	5/3/17	1,067	—
RUB	55,000,000	USD	975,368	BNP Paribas	5/3/17	—	(9,248)
RUB	240,088,000	USD	4,215,028	Goldman Sachs International	5/3/17	2,314	—
RUB	110,937,000	USD	1,947,630	Goldman Sachs International	5/3/17	1,069	—
RUB	1,291,798,000	USD	22,683,020	HSBC Bank USA, N.A.	5/3/17	8,467	—
RUB	596,899,000	USD	10,481,106	HSBC Bank USA, N.A.	5/3/17	3,912	—
RUB	599,763,000	USD	10,685,249	HSBC Bank USA, N.A.	5/3/17	—	(149,921)
RUB	1,297,999,000	USD	23,124,871	HSBC Bank USA, N.A.	5/3/17	—	(324,458)
RUB	613,884,000	USD	10,975,934	Société Générale	5/3/17	—	(192,560)
RUB	1,328,558,000	USD	23,753,942	Société Générale	5/3/17	—	(416,736)
USD	21,262,960	RUB	1,207,000,000	Bank of America, N.A.	5/3/17	61,019	—
USD	15,001,739	RUB	914,176,000	Bank of America, N.A.	5/3/17	—	(1,056,509)
USD	16,163,904	RUB	984,996,000	Bank of America, N.A.	5/3/17	—	(1,138,355)
USD	43,758,771	RUB	2,666,572,000	Bank of America, N.A.	5/3/17	—	(3,081,744)
USD	15,466,678	RUB	877,270,000	Citibank, N.A.	5/3/17	56,714	—
COP	18,072,722,000	USD	6,271,984	BNP Paribas	5/5/17	—	(131,483)
COP	49,859,016,861	USD	17,316,969	Standard Chartered Bank	5/5/17	—	(376,558)
COP	56,551,860,139	USD	19,629,247	UBS AG	5/5/17	—	(414,834)
AUD	14,490,000	USD	10,991,824	Goldman Sachs International	5/8/17	—	(142,954)
COP	69,102,900,000	USD	23,138,423	Standard Chartered Bank	5/8/17	326,059	—
EUR	13,158,546	RON	59,574,000	BNP Paribas	5/8/17	40,069	—
PHP	728,020,000	USD	14,556,033	Citibank, N.A.	5/8/17	—	(882)
PHP	520,155,000	USD	10,415,599	Goldman Sachs International	5/8/17	—	(16,249)
PHP	533,890,000	USD	10,677,800	Standard Chartered Bank	5/8/17	—	(3,849)
PHP	577,950,000	USD	11,563,625	UBS AG	5/8/17	—	(8,792)
RON	107,174,000	EUR	23,609,208	BNP Paribas	5/8/17	—	(3,334)
TRY	180,800,000	USD	47,200,104	BNP Paribas	5/8/17	3,614,573	—
USD	50,429,477	AUD	66,478,786	Goldman Sachs International	5/8/17	655,858	—
USD	5,742,437	AUD	7,515,000	Goldman Sachs International	5/8/17	115,849	—
USD	5,277,006	AUD	6,975,000	Goldman Sachs International	5/8/17	54,724	—

23	See Notes to Consolidated Financial Statements.

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Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	22,953,678	CLP	14,742,000,000	Standard Chartered Bank	5/8/17	$870,577	$—
USD	105,373,426	EUR	97,229,933	Standard Chartered Bank	5/8/17	—	(564,805)
USD	10,832,630	PHP	538,815,000	Deutsche Bank AG	5/8/17	60,214	—
USD	7,208,710	PHP	359,210,000	Deutsche Bank AG	5/8/17	27,099	—
USD	11,020,511	PHP	548,050,000	Goldman Sachs International	5/8/17	63,462	—
USD	11,144,751	PHP	554,730,000	Morgan Stanley & Co. International PLC	5/8/17	54,151	—
USD	7,209,433	PHP	359,210,000	Morgan Stanley & Co. International PLC	5/8/17	27,823	—
USD	46,787,462	ZAR	637,802,000	BNP Paribas	5/8/17	—	(897,141)
COP	56,287,750,000	USD	18,697,143	The Bank of Nova Scotia	5/10/17	408,060	—
RON	46,637,000	EUR	10,281,186	BNP Paribas	5/10/17	—	(10,306)
RUB	2,131,810,000	USD	36,227,547	Credit Suisse International	5/10/17	1,163,207	—
RUB	541,867,000	USD	9,198,218	JPMorgan Chase Bank, N.A.	5/10/17	305,826	—
TRY	172,684,655	USD	45,641,511	UBS AG	5/10/17	2,864,586	—
USD	70,704,636	RUB	3,998,630,000	Credit Suisse International	5/10/17	570,904	—
EUR	17,602,717	SEK	167,900,000	Goldman Sachs International	5/17/17	218,094	—
RON	29,510,000	EUR	6,482,865	BNP Paribas	5/17/17	16,910	—
RON	1,195,000	EUR	264,498	BNP Paribas	5/17/17	—	(1,469)
RON	18,500,000	EUR	4,087,585	BNP Paribas	5/17/17	—	(14,946)
RON	49,375,000	EUR	10,869,565	JPMorgan Chase Bank, N.A.	5/17/17	3,566	—
RON	32,526,000	EUR	7,193,949	JPMorgan Chase Bank, N.A.	5/17/17	—	(34,248)
RSD	635,352,000	USD	5,547,472	Deutsche Bank AG	5/17/17	72,120	—
SEK	167,900,000	EUR	17,747,101	Goldman Sachs International	5/17/17	—	(375,477)
ARS	379,820,300	USD	24,441,461	BNP Paribas	5/18/17	56,609	—
ARS	82,739,500	USD	5,310,623	Citibank, N.A.	5/18/17	26,001	—
CNH	128,209,465	USD	18,812,834	Standard Chartered Bank	5/18/17	—	(252,806)
CNH	192,783,535	USD	28,301,284	Standard Chartered Bank	5/18/17	—	(393,298)
COP	11,187,648,000	USD	3,873,571	Standard Chartered Bank	5/18/17	—	(80,535)
COP	12,069,056,000	USD	4,178,747	Standard Chartered Bank	5/18/17	—	(86,880)
USD	47,930,865	CNH	320,993,000	Standard Chartered Bank	5/18/17	1,462,850	—
ARS	147,541,000	USD	9,280,184	BNP Paribas	5/22/17	218,257	—
ARS	98,218,500	USD	6,165,631	Citibank, N.A.	5/22/17	157,510	—
ARS	37,868,700	USD	2,440,780	Deutsche Bank AG	5/22/17	—	(2,857)
EGP	16,317,000	USD	958,133	Citibank, N.A.	5/22/17	—	(58,006)
MXN	955,650,000	USD	48,262,714	Standard Chartered Bank	5/22/17	2,336,560	—
USD	15,051,231	AUD	19,537,665	Goldman Sachs International	5/22/17	426,767	—
USD	46,172,100	MXN	955,650,000	Standard Chartered Bank	5/22/17	—	(4,427,174)
USD	13,565,276	NZD	19,328,435	Goldman Sachs International	5/22/17	301,194	—
CZK	899,672,000	EUR	33,448,786	JPMorgan Chase Bank, N.A.	5/24/17	72,152	—
OMR	9,970,000	USD	25,898,122	BNP Paribas	5/25/17	—	(5,829)
USD	42,755,303	EUR	40,510,994	Deutsche Bank AG	5/25/17	—	(1,419,835)
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	—	(491,019)
COP	71,668,140,000	USD	24,833,035	BNP Paribas	5/26/17	—	(562,167)
USD	407,818	EUR	381,273	Goldman Sachs International	5/26/17	—	(7,961)
USD	1,452,742	EUR	1,360,914	Goldman Sachs International	5/26/17	—	(31,335)
USD	119,946,802	EUR	113,101,343	Goldman Sachs International	5/26/17	—	(3,390,221)
CZK	577,961,000	EUR	21,489,533	Société Générale	5/30/17	46,249	—

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	26,212,768	SEK	250,020,000	Deutsche Bank AG	5/30/17	$324,822	$—
RSD	1,573,689,000	EUR	12,594,550	Citibank, N.A.	5/30/17	172,336	—
SEK	250,020,000	EUR	26,343,073	Deutsche Bank AG	5/30/17	—	(466,947)
CZK	31,700,000	EUR	1,179,667	Goldman Sachs International	5/31/17	1,451	—
KRW	13,849,000,000	USD	12,207,893	BNP Paribas	5/31/17	—	(32,262)
RON	57,131,865	EUR	12,614,954	BNP Paribas	5/31/17	—	(41,945)
RON	37,520,000	EUR	8,287,683	JPMorgan Chase Bank, N.A.	5/31/17	—	(30,940)
USD	30,433,231	NZD	43,804,263	BNP Paribas	5/31/17	379,746	—
USD	7,259,962	NZD	10,311,933	BNP Paribas	5/31/17	185,090	—
USD	3,838,408	NZD	5,487,870	Deutsche Bank AG	5/31/17	73,258	—
USD	1,468,758	NZD	2,045,367	Deutsche Bank AG	5/31/17	65,460	—
USD	1,312,515	NZD	1,850,098	Deutsche Bank AG	5/31/17	43,189	—
USD	4,131,327	NZD	6,012,788	Deutsche Bank AG	5/31/17	6,038	—
USD	18,633,181	NZD	26,871,770	Goldman Sachs International	5/31/17	196,840	—
USD	2,079,234	NZD	2,959,385	Goldman Sachs International	5/31/17	48,842	—
USD	799,088	NZD	1,114,674	Goldman Sachs International	5/31/17	34,325	—
USD	2,123,165	NZD	3,073,918	JPMorgan Chase Bank, N.A.	5/31/17	14,193	—
USD	5,763,247	NZD	8,246,808	Standard Chartered Bank	5/31/17	105,229	—
USD	4,777,681	NZD	6,840,931	Standard Chartered Bank	5/31/17	84,216	—
RON	57,580,000	EUR	12,713,062	Deutsche Bank AG	6/2/17	—	(42,062)
USD	4,869,935	EUR	4,562,000	Standard Chartered Bank	6/2/17	—	(106,585)
USD	53,544,085	EUR	50,558,122	Standard Chartered Bank	6/2/17	—	(1,607,938)
CZK	58,317,000	EUR	2,165,905	JPMorgan Chase Bank, N.A.	6/5/17	7,468	—
OMR	5,037,000	USD	13,079,720	BNP Paribas	6/5/17	449	—
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	—	(686,996)
GBP	8,918,000	USD	10,886,470	Goldman Sachs International	6/6/17	674,738	—
IDR	184,122,700,000	USD	13,637,708	Citibank, N.A.	6/6/17	132,648	—
RON	99,858,500	EUR	22,020,000	Deutsche Bank AG	6/6/17	—	(45,345)
SGD	30,755,400	USD	22,005,867	Goldman Sachs International	6/6/17	14,878	—
USD	4,589,791	GBP	3,683,000	Goldman Sachs International	6/6/17	—	(184,814)
USD	6,544,509	GBP	5,235,000	Goldman Sachs International	6/6/17	—	(242,094)
USD	7,157,736	IDR	95,877,880,000	BNP Paribas	6/6/17	—	(12,876)
USD	6,580,523	IDR	88,244,820,000	UBS AG	6/6/17	—	(19,220)
USD	33,537,851	NZD	47,655,916	JPMorgan Chase Bank, N.A.	6/6/17	846,646	—
USD	5,699,183	SGD	8,039,268	Goldman Sachs International	6/6/17	—	(56,901)
USD	21,803,063	SGD	30,755,400	Goldman Sachs International	6/6/17	—	(217,683)
USD	146	SGD	204	Standard Chartered Bank	6/6/17	—	—
USD	6,920,106	SGD	9,675,000	Standard Chartered Bank	6/6/17	—	(7,156)
KES	321,032,000	USD	3,017,218	Citibank, N.A.	6/7/17	76,023	—
KES	91,690,000	USD	861,748	Citibank, N.A.	6/7/17	21,713	—
KES	29,869,000	USD	281,120	Citibank, N.A.	6/7/17	6,677	—
USD	90,739	EUR	84,600	Standard Chartered Bank	6/8/17	—	(1,577)
USD	174,612	EUR	163,000	Standard Chartered Bank	6/8/17	—	(3,254)
USD	236,231	EUR	221,000	Standard Chartered Bank	6/8/17	—	(4,924)
USD	251,027	EUR	235,000	Standard Chartered Bank	6/8/17	—	(5,405)
USD	401,594	EUR	374,000	Standard Chartered Bank	6/8/17	—	(6,515)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	633,022	EUR	594,214	Standard Chartered Bank	6/8/17	$—	$(15,385)
EUR	9,267,809	RON	42,017,000	Bank of America, N.A.	6/9/17	22,684	—
EUR	10,601,071	USD	11,346,613	Goldman Sachs International	6/9/17	221,921	—
JPY	2,867,589,000	USD	25,047,727	Standard Chartered Bank	6/9/17	713,529	—
RON	61,702,999	EUR	13,606,404	Bank of America, N.A.	6/9/17	—	(29,382)
RUB	1,258,754,000	USD	21,240,312	BNP Paribas	6/9/17	693,780	—
RUB	2,150,469,000	USD	36,227,577	Credit Suisse International	6/9/17	1,244,864	—
USD	11,429,863	EUR	10,601,071	Goldman Sachs International	6/9/17	—	(138,671)
USD	4,872,554	EUR	4,563,000	Standard Chartered Bank	6/9/17	—	(106,869)
USD	85,673,888	EUR	79,907,000	Standard Chartered Bank	6/9/17	—	(1,525,489)
USD	11,720,290	JPY	1,300,249,000	Standard Chartered Bank	6/9/17	39,381	—
USD	14,118,183	JPY	1,567,340,000	Standard Chartered Bank	6/9/17	37,837	—
USD	3,009,196	RUB	176,317,818	Citibank, N.A.	6/9/17	—	(63,185)
USD	3,986,492	RUB	235,510,000	Deutsche Bank AG	6/9/17	—	(117,326)
USD	23,551,817	RUB	1,328,558,000	Société Générale	6/9/17	401,373	—
USD	10,882,539	RUB	613,884,000	Société Générale	6/9/17	185,462	—
UGX	4,792,240,000	USD	1,244,414	Barclays Bank PLC	6/12/17	48,553	—
CNH	76,740,960	USD	11,322,066	Citibank, N.A.	6/13/17	—	(238,452)
CNH	4,378,960	USD	627,898	Goldman Sachs International	6/13/17	4,551	—
CNH	70,121,040	USD	10,349,663	Goldman Sachs International	6/13/17	—	(222,158)
SGD	41,481,937	USD	29,687,209	Standard Chartered Bank	6/13/17	15,822	—
SGD	10,118,063	USD	7,244,264	Standard Chartered Bank	6/13/17	748	—
USD	11,433,043	CNH	76,740,960	Citibank, N.A.	6/13/17	349,429	—
USD	11,100,019	CNH	74,500,000	Goldman Sachs International	6/13/17	340,065	—
USD	36,396,981	SGD	51,600,000	Standard Chartered Bank	6/13/17	—	(551,062)
UGX	9,765,350,000	USD	2,561,067	Citibank, N.A.	6/15/17	70,756	—
USD	48,324,281	JPY	5,280,370,000	Goldman Sachs International	6/15/17	875,184	—
USD	52,317,484	EUR	48,242,000	Goldman Sachs International	6/16/17	—	(347,487)
KES	517,180,000	USD	4,766,636	Citibank, N.A.	6/19/17	205,054	—
PHP	432,150,000	USD	8,562,512	Australia and New Zealand Banking Group Limited	6/20/17	15,874	—
PHP	389,920,000	USD	7,708,976	UBS AG	6/20/17	31,125	—
PHP	389,920,000	USD	7,715,077	UBS AG	6/20/17	25,023	—
USD	9,684,798	PHP	481,625,000	Citibank, N.A.	6/20/17	124,309	—
USD	5,993,677	PHP	298,605,000	Citibank, N.A.	6/20/17	66,224	—
USD	8,682,083	PHP	431,760,000	Goldman Sachs International	6/20/17	111,439	—
THB	337,330,000	USD	9,808,956	Morgan Stanley & Co. International PLC	6/22/17	—	(59,957)
THB	304,805,000	USD	8,867,055	Standard Chartered Bank	6/22/17	—	(58,043)
THB	202,425,000	USD	5,882,738	UBS AG	6/22/17	—	(32,558)
USD	142,310,385	EUR	132,374,365	JPMorgan Chase Bank, N.A.	6/22/17	—	(2,248,398)
USD	9,638,000	THB	337,330,000	Morgan Stanley & Co. International PLC	6/22/17	—	(110,999)
USD	8,772,629	THB	304,805,000	Standard Chartered Bank	6/22/17	—	(36,382)
USD	5,783,571	THB	202,425,000	UBS AG	6/22/17	—	(66,608)
USD	22,844,856	RUB	1,297,999,000	HSBC Bank USA, N.A.	6/26/17	319,766	—
USD	10,555,863	RUB	599,763,000	HSBC Bank USA, N.A.	6/26/17	147,753	—

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,352,226	RUB	596,899,000	HSBC Bank USA, N.A.	6/26/17	$—	$(6,182)
USD	22,404,100	RUB	1,291,798,000	HSBC Bank USA, N.A.	6/26/17	—	(13,379)
ARS	161,080,000	USD	10,143,577	BNP Paribas	6/27/17	46,293	—
USD	18,430,750	EUR	17,122,585	JPMorgan Chase Bank, N.A.	6/27/17	—	(273,056)
USD	1,189,184	EUR	1,084,329	Standard Chartered Bank	6/28/17	4,654	—
USD	2,964,643	EUR	2,718,011	Standard Chartered Bank	6/28/17	—	(4,532)
USD	72,251,481	EUR	67,097,706	Standard Chartered Bank	6/28/17	—	(1,046,559)
USD	49,263,897	JPY	5,327,521,000	Standard Chartered Bank	6/29/17	1,361,896	—
CZK	86,110,000	EUR	3,207,076	JPMorgan Chase Bank, N.A.	6/30/17	3,839	—
CZK	231,190,000	EUR	8,610,428	Société Générale	6/30/17	10,306	—
SGD	40,994,000	USD	29,360,597	Goldman Sachs International	6/30/17	—	(1,847)
USD	22,962,271	EUR	21,073,844	JPMorgan Chase Bank, N.A.	6/30/17	—	(61,501)
USD	58,540,993	EUR	53,726,557	JPMorgan Chase Bank, N.A.	6/30/17	—	(156,794)
USD	14,793,222	SGD	20,604,000	Goldman Sachs International	6/30/17	37,217	—
USD	14,635,897	SGD	20,390,000	Goldman Sachs International	6/30/17	33,152	—
KES	517,179,000	USD	4,753,483	Citibank, N.A.	7/3/17	204,850	—
USD	1,920,621	RUB	110,937,000	Goldman Sachs International	7/3/17	—	(1,298)
USD	4,156,576	RUB	240,088,000	Goldman Sachs International	7/3/17	—	(2,808)
USD	34,446,764	RUB	1,972,421,729	Goldman Sachs International	7/5/17	289,732	—
USD	18,004,469	ZAR	245,770,000	Deutsche Bank AG	7/5/17	—	(189,828)
USD	11,370,440	ZAR	156,173,000	Deutsche Bank AG	7/5/17	—	(191,011)
USD	15,215,972	ZAR	207,027,000	Standard Chartered Bank	7/5/17	—	(110,189)
UGX	9,821,700,000	USD	2,561,069	Citibank, N.A.	7/6/17	65,487	—
COP	32,880,231,000	USD	11,356,024	Standard Chartered Bank	7/7/17	—	(286,331)
COP	30,766,166,000	USD	10,622,759	UBS AG	7/7/17	—	(264,803)
UGX	3,727,284,000	USD	970,647	Barclays Bank PLC	7/11/17	24,215	—
IDR	67,636,770,000	USD	4,857,219	Bank of America, N.A.	7/13/17	180,357	—
IDR	115,488,230,000	USD	8,296,568	Standard Chartered Bank	7/13/17	304,977	—
USD	1,537,967	IDR	20,862,528,260	BNP Paribas	7/13/17	—	(15,870)
USD	4,639,306	IDR	63,396,120,135	BNP Paribas	7/13/17	—	(82,427)
USD	3,535,078	IDR	47,953,334,584	Citibank, N.A.	7/13/17	—	(36,479)
USD	2,356,155	IDR	31,970,673,461	Standard Chartered Bank	7/13/17	—	(25,015)
USD	1,385,687	IDR	18,942,343,560	Standard Chartered Bank	7/13/17	—	(25,136)
USD	4,714,795	KRW	5,290,000,000	Barclays Bank PLC	7/14/17	61,853	—
USD	12,025,406	KRW	13,632,000,000	Citibank, N.A.	7/14/17	35,064	—
USD	6,540,569	KRW	7,400,000,000	Citibank, N.A.	7/14/17	31,727	—
USD	3,545,408	KRW	3,960,575,000	Goldman Sachs International	7/14/17	61,792	—
USD	7,928,025	KRW	8,851,640,000	JPMorgan Chase Bank, N.A.	7/14/17	142,359	—
SEK	224,372,000	EUR	23,458,096	Goldman Sachs International	7/18/17	—	(218,401)
KRW	18,214,100,000	USD	16,234,324	BNP Paribas	7/21/17	—	(212,210)
KRW	24,463,335,000	USD	21,623,136	Bank of America, N.A.	7/25/17	—	(102,718)
KRW	22,924,565,000	USD	20,216,379	BNP Paribas	7/25/17	—	(49,618)
THB	187,581,000	USD	5,401,123	Deutsche Bank AG	7/25/17	19,155	—
USD	5,332,035	THB	187,581,000	Deutsche Bank AG	7/25/17	—	(88,243)
USD	4,869,395	THB	167,775,000	Goldman Sachs International	7/25/17	21,425	—
USD	572,925	THB	19,806,000	Goldman Sachs International	7/25/17	617	—

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	735,592	EUR	669,810	State Street Bank and Trust Company	7/26/17	$2,825	$—
ARS	201,832,320	USD	12,493,489	Citibank, N.A.	7/27/17	88,940	—
DOP	321,064,000	USD	6,659,697	Citibank, N.A.	7/28/17	66,793	—
USD	2,804,255	RUB	162,787,000	Bank of America, N.A.	7/28/17	—	(1,535)
USD	6,068,923	RUB	352,301,000	Bank of America, N.A.	7/28/17	—	(3,321)
SEK	68,850,000	EUR	7,204,784	Goldman Sachs International	7/31/17	—	(73,923)
KES	517,582,000	USD	4,722,464	Citibank, N.A.	8/1/17	214,951	—
THB	85,890,000	USD	2,438,671	Standard Chartered Bank	8/3/17	43,089	—
THB	42,604,000	USD	1,233,826	Standard Chartered Bank	8/3/17	—	(2,799)
USD	3,589,218	THB	128,494,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(123,569)
KZT	1,933,723,000	USD	5,755,128	Goldman Sachs International	8/14/17	265,038	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	—	(382,709)
KZT	1,061,657,000	USD	3,183,379	Goldman Sachs International	8/15/17	121,211	—
KZT	1,029,550,000	USD	3,122,214	Goldman Sachs International	8/16/17	81,841	—
EGP	68,581,000	USD	3,892,225	Citibank, N.A.	8/21/17	—	(169,667)
KZT	1,050,117,000	USD	3,183,379	Goldman Sachs International	8/21/17	81,646	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	—	(266,604)
CNH	141,135,000	USD	20,551,147	BNP Paribas	8/22/17	—	(270,013)
CNH	134,996,435	USD	19,650,136	JPMorgan Chase Bank, N.A.	8/22/17	—	(251,115)
USD	20,946,126	CNH	141,135,000	BNP Paribas	8/22/17	664,993	—
USD	20,033,603	CNH	134,996,435	JPMorgan Chase Bank, N.A.	8/22/17	634,583	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	—	(981,354)
THB	382,315,000	USD	11,138,092	BNP Paribas	9/7/17	—	(91,300)
THB	377,025,000	USD	10,961,622	Goldman Sachs International	9/7/17	—	(67,682)
THB	487,985,000	USD	14,189,735	Standard Chartered Bank	9/7/17	—	(89,664)
THB	388,280,000	USD	11,313,520	Standard Chartered Bank	9/7/17	—	(94,372)
USD	10,882,864	THB	382,315,000	BNP Paribas	9/7/17	—	(163,928)
USD	10,732,280	THB	377,025,000	Goldman Sachs International	9/7/17	—	(161,660)
USD	24,950,598	THB	876,265,000	Standard Chartered Bank	9/7/17	—	(368,621)
UGX	14,843,425,000	USD	3,937,248	Citibank, N.A.	9/11/17	—	(66,211)
CNH	14,705,957	USD	2,095,463	Deutsche Bank AG	9/22/17	13,396	—
CNH	16,669,000	USD	2,410,034	Deutsche Bank AG	9/22/17	—	(19,672)
CNH	29,172,200	USD	4,216,550	Deutsche Bank AG	9/22/17	—	(33,208)
CNH	60,788,000	USD	8,831,614	Deutsche Bank AG	9/22/17	—	(114,514)
CNH	176,106,264	USD	25,593,121	Deutsche Bank AG	9/22/17	—	(339,189)
CNH	51,404,000	USD	7,324,594	Standard Chartered Bank	9/22/17	46,825	—
CNH	27,401,000	USD	3,960,827	Standard Chartered Bank	9/22/17	—	(31,478)
CNH	60,000,000	USD	8,717,129	Standard Chartered Bank	9/22/17	—	(113,029)
CZK	1,150,387,000	EUR	42,867,305	JPMorgan Chase Bank, N.A.	9/22/17	53,915	—
USD	43,442,399	CNH	297,441,421	Deutsche Bank AG	9/22/17	788,803	—
USD	20,270,902	CNH	138,805,000	Standard Chartered Bank	9/22/17	366,033	—
CZK	899,672,000	EUR	33,492,368	JPMorgan Chase Bank, N.A.	9/25/17	77,983	—
UGX	8,113,360,000	USD	2,160,682	Barclays Bank PLC	9/25/17	—	(55,636)
CZK	1,366,694,000	EUR	50,866,355	JPMorgan Chase Bank, N.A.	9/27/17	131,832	—
CZK	577,961,000	EUR	21,509,527	Société Générale	9/29/17	57,308	—

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	6,291,485,000	USD	1,665,736	JPMorgan Chase Bank, N.A.	9/29/17	$—	$(35,771)
UGX	6,288,150,000	USD	1,665,735	JPMorgan Chase Bank, N.A.	9/29/17	—	(36,634)
UGX	12,716,915,000	USD	3,364,263	Citibank, N.A.	10/10/17	—	(82,830)
UGX	12,757,190,000	USD	3,378,493	Citibank, N.A.	10/10/17	—	(86,667)
USD	12,834,615	CNH	89,467,535	BNP Paribas	10/10/17	20,281	—
USD	16,797,105	CNH	117,185,000	JPMorgan Chase Bank, N.A.	10/10/17	12,829	—
USD	401,520	CNH	2,800,000	Standard Chartered Bank	10/10/17	479	—
USD	7,728,974	THB	271,828,000	Deutsche Bank AG	11/10/17	—	(125,521)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/17	—	(86,043)
KZT	1,061,553,000	USD	3,122,215	Goldman Sachs International	11/15/17	126,270	—
THB	193,030,000	USD	5,413,068	Deutsche Bank AG	11/16/17	164,695	—
USD	5,575,679	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(2,084)
USD	5,413,068	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(164,695)
USD	1,024,312	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(29,981)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(900,364)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(642,388)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,138,534)
USD	9,596,321	THB	330,986,710	Deutsche Bank AG	3/26/18	27,291	—
USD	4,830,796	THB	166,312,223	Deutsche Bank AG	3/26/18	22,607	—
USD	6,544,730	THB	226,500,000	Deutsche Bank AG	3/26/18	—	(3,525)
USD	4,774,858	THB	165,795,000	Deutsche Bank AG	3/26/18	—	(18,378)
USD	6,445,933	THB	221,740,112	JPMorgan Chase Bank, N.A.	3/26/18	35,290	—
USD	7,687,428	THB	264,831,895	JPMorgan Chase Bank, N.A.	3/26/18	30,974	—
USD	4,375,543	THB	151,000,000	JPMorgan Chase Bank, N.A.	3/26/18	10,040	—
USD	3,177,283	THB	110,378,800	JPMorgan Chase Bank, N.A.	3/26/18	—	(13,837)
USD	2,249,031	THB	78,300,000	Citibank, N.A.	3/27/18	—	(14,678)
USD	5,400,747	THB	188,000,000	Deutsche Bank AG	3/27/18	—	(34,467)
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(35,090)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(53,795)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(224,564)
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(648,294)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,339,521)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(143,848)
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(192,623)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(58,090)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(257,592)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(551,865)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(551,542)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(94,716)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(14,367)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(11,356)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(144,364)

						$33,925,506	$(45,975,172)

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
WTI Crude Oil	276	Short	May-17	$(14,826,887)	$(13,615,246)	$1,211,641
WTI Crude Oil	236	Short	Aug-17	(12,998,709)	(11,819,047)	1,179,662

Equity Futures
MSCI Singapore Index	1,409	Short	May-17	(34,829,856)	(35,011,637)	(181,781)
TOPIX Index	40	Short	Jun-17	(5,527,864)	(5,498,591)	29,273

Interest Rate Futures
Euro-BTP	1,310	Short	Jun-17	(185,820,672)	(187,947,990)	(2,127,318)
U.S. 5-Year Deliverable Interest Rate Swap	194	Short	Jun-17	(18,761,048)	(18,718,080)	42,968
U.S. 10-Year Deliverable Interest Rate Swap	1,509	Short	Jun-17	(136,961,183)	(139,841,971)	(2,880,788)

						$(2,726,343)

Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Depreciation

LCH.Clearnet	$121,274	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$(693,542)

							$(693,542)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Depreciation

Bank of America, N.A.	$109,052	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$(601,886)
Bank of America, N.A.	68,530	Receives	Return on CPI-U (NSA)	Pays	2.10	4/18/22	(172,260)

							$(774,146)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	154,602		Pays	Brazil CETIP Interbank Deposit Rate	9.33%		1/2/19	$(38,756)
CME Group, Inc.	BRL	155,414		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(18,534)
CME Group, Inc.	BRL	308,680		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(36,812)
CME Group, Inc.	BRL	308,739		Pays	Brazil CETIP Interbank Deposit Rate	9.31		1/2/19	(100,442)
CME Group, Inc.	BRL	464,449		Pays	Brazil CETIP Interbank Deposit Rate	9.38		1/2/19	(3,886)
CME Group, Inc.	BRL	545,540		Pays	Brazil CETIP Interbank Deposit Rate	9.39		1/2/19	62,528
CME Group, Inc.(1)	EUR	90,736		Pays	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	727,481
LCH.Clearnet(1)	EUR	16,225		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(37,047)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	2
LCH.Clearnet(1)	EUR	172,175		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/22	(830,488)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	3
LCH.Clearnet(1)	EUR	0	(3)	Pays	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	0
LCH.Clearnet(1)	EUR	56,435		Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	(473,998)
LCH.Clearnet	HUF	2,149,708		Receives	6-month HUF BUBOR	1.27		12/13/21	(36,654)
LCH.Clearnet	HUF	5,785,420		Receives	6-month HUF BUBOR	1.46		1/12/22	(255,770)
LCH.Clearnet	HUF	5,322,580		Receives	6-month HUF BUBOR	1.44		1/13/22	(212,381)
LCH.Clearnet	HUF	3,089,400		Receives	6-month HUF BUBOR	1.92		7/28/26	309,439
LCH.Clearnet	HUF	2,174,000		Receives	6-month HUF BUBOR	1.94		8/1/26	208,806
LCH.Clearnet	HUF	833,096		Receives	6-month HUF BUBOR	1.94		9/21/26	96,596
LCH.Clearnet	HUF	854,457		Receives	6-month HUF BUBOR	1.93		9/21/26	100,441
LCH.Clearnet	HUF	2,107,661		Receives	6-month HUF BUBOR	1.89		9/21/26	276,093
LCH.Clearnet	HUF	848,760		Receives	6-month HUF BUBOR	2.14		10/13/26	48,164
LCH.Clearnet	HUF	863,002		Receives	6-month HUF BUBOR	2.09		10/19/26	65,095
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.09		10/19/26	97,881
LCH.Clearnet	HUF	940,473		Receives	6-month HUF BUBOR	2.04		10/20/26	86,403
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.04		10/20/26	119,059
LCH.Clearnet	HUF	972,374		Receives	6-month HUF BUBOR	2.08		10/28/26	128,781
LCH.Clearnet	HUF	2,407,181		Receives	6-month HUF BUBOR	2.06		10/28/26	211,653
LCH.Clearnet	HUF	1,456,978		Receives	6-month HUF BUBOR	2.09		11/2/26	139,075
LCH.Clearnet	HUF	975,542		Receives	6-month HUF BUBOR	2.18		11/3/26	63,917
LCH.Clearnet	HUF	5,260,958		Receives	6-month HUF BUBOR	2.13		11/4/26	423,709
LCH.Clearnet	HUF	956,538		Receives	6-month HUF BUBOR	2.15		11/7/26	63,546
LCH.Clearnet	HUF	950,203		Receives	6-month HUF BUBOR	2.12		11/8/26	82,306
LCH.Clearnet	HUF	2,616,226		Receives	6-month HUF BUBOR	2.14		11/10/26	205,549
LCH.Clearnet	HUF	4,379,300		Receives	6-month HUF BUBOR	2.66		2/8/27	(254,147)
LCH.Clearnet	JPY	1,114,835		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	358,472
LCH.Clearnet	JPY	1,206,794		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	(196,406)
LCH.Clearnet	JPY	1,346,165		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	461,407
LCH.Clearnet	JPY	1,413,260		Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	(124,321)
LCH.Clearnet(1)	JPY	469,100		Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(102,216)
LCH.Clearnet(1)	JPY	469,100		Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(105,697)
LCH.Clearnet	NZD	20,093		Pays	3-month NZD Bank Bill	4.96		4/29/24	1,594,670
LCH.Clearnet	NZD	11,875		Pays	3-month NZD Bank Bill	3.77		3/5/25	334,599
LCH.Clearnet	NZD	11,470		Pays	3-month NZD Bank Bill	4.05		6/16/25	559,578
LCH.Clearnet	NZD	25,600		Receives	3-month NZD Bank Bill	3.40		4/28/27	(47,166)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR	2.41%		12/13/21	$30,664
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR	2.46		1/12/22	112,339
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR	2.44		1/13/22	89,052
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR	2.23		7/28/26	(394,591)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR	2.22		8/1/26	(290,136)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR	2.28		9/21/26	(95,942)
LCH.Clearnet	PLN	11,676	Pays	6-month PLN WIBOR	2.30		9/21/26	(93,016)
LCH.Clearnet	PLN	30,472	Pays	6-month PLN WIBOR	2.30		9/21/26	(242,753)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR	2.49		10/13/26	(46,150)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR	2.47		10/19/26	(53,708)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR	2.46		10/19/26	(84,742)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR	2.43		10/20/26	(71,330)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR	2.44		10/20/26	(92,036)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.47		10/28/26	(62,308)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR	2.46		10/28/26	(163,685)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR	2.50		10/31/26	(80,143)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR	2.56		11/2/26	(65,521)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR	2.51		11/4/26	(440,621)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.54		11/7/26	(72,655)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.50		11/8/26	(85,458)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR	2.52		11/10/26	(222,805)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR	3.00		2/8/27	223,435
LCH.Clearnet(1)	USD	2,906	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/21/19	(11,603)
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	68,901
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	20,565
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	25,580
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	19,457
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(50,193)
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(8,718)
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(9,340)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	(13,236)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	(16,243)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(49,318)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(108,225)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(200,938)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(78,069)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(9,048)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(110,593)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(111,386)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(29,512)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(65,586)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(24,720)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	21,467
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(175,431)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(156,092)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17%	2/25/21	$(313,232)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27	3/7/21	(332,576)
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16	6/23/21	(269,809)
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17	6/24/21	(176,907)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18	6/24/21	(238,929)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21	6/27/21	(225,677)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21	6/27/21	(226,762)
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19	6/27/21	(234,378)
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97	6/28/21	(366,910)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96	6/29/21	(295,794)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97	6/29/21	(330,475)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96	6/29/21	(334,599)
LCH.Clearnet	USD	36,174	Pays	3-month USD-LIBOR-BBA	1.20	9/1/21	(1,001,821)
LCH.Clearnet	USD	30,898	Pays	3-month USD-LIBOR-BBA	1.21	9/2/21	(839,936)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA	1.96	1/6/22	225,463
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10	7/27/22	141,704
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06	7/30/22	89,086
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(241,391)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(329,419)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(349,797)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(353,048)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66	5/9/26	(119,030)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60	5/18/26	(497,413)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72	5/20/26	(94,953)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65	5/20/26	(223,815)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69	6/3/26	(738,419)

							$(7,002,696)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Limited	KRW	10,399,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(30,918)
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	251,506
Bank of America, N.A.	KRW	18,861,477	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	201,895
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	697,893

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43%	5/10/26	$233,304
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	132,790
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	631,891
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	32,162
BNP Paribas	KRW	4,737,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(18,135)
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	107,545
BNP Paribas	KRW	2,347,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	31,161
Citibank, N.A.	COP	53,767,100	Pays	Colombia Overnight Interbank Reference Rate	5.88	2/24/19	229,202
Citibank, N.A.	COP	135,308,000	Pays	Colombia Overnight Interbank Reference Rate	5.84	2/27/19	551,161
Citibank, N.A.	COP	53,766,800	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	143,938
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	293,368
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	293,237
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	464,113
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	43,533
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,832,206
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	920,773
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,351,456
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	878,115
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(219,291)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(228,687)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(245,118)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(56,665)
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(53,350)
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(45,536)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	COP	129,980,600	Pays	Colombia Overnight Interbank Reference Rate	5.49%	3/21/19	$260,076
Deutsche Bank AG	COP	25,671,200	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	44,962
Deutsche Bank AG	COP	129,088,100	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	188,757
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(560,218)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(610,680)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	332,346
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	205,171
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(68,179)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(68,739)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(91,800)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(69,958)
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(274,387)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(192,334)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(196,089)
Goldman Sachs International	COP	133,274,400	Pays	Colombia Overnight Interbank Reference Rate	6.00	2/22/19	666,400
Goldman Sachs International	COP	186,584,200	Pays	Colombia Overnight Interbank Reference Rate	5.95	2/23/19	876,249
Goldman Sachs International	COP	110,070,000	Pays	Colombia Overnight Interbank Reference Rate	5.82	2/27/19	433,990
Goldman Sachs International	COP	39,258,700	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	158,068
Goldman Sachs International	COP	135,879,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	390,343
Goldman Sachs International	COP	129,980,700	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	255,879
Goldman Sachs International	ILS	134,768	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(115,117)
Goldman Sachs International	ILS	118,400	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	(152,846)
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,018,202
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	208,477

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35%	8/12/20	$96,010
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	80,896
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	89,588
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	40,086
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(494,101)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(967,181)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	374,078
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	274,401
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	152,501
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	135,812
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	253,795
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	282,216
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	444,553
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	268,911
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	78,667
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	371,560
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	268,027
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	104,913
Nomura International PLC	KRW	5,883,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	80,397

							$13,997,251

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	1.86%	$(31,903)	$72,298	$40,395
Turkey	ICE Clear Credit	9,840	1.00	(1)	6/20/20	1.24	(59,368)	385,857	326,489

Total		$10,840					$(91,271)	$458,155	$366,884

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit	$8,373	1.00	%(1)	6/20/22	$(121,983)	$104,306	$(17,677)
Chile	ICE Clear Credit	9,047	1.00	(1)	6/20/22	(131,803)	103,790	(28,013)
Chile	ICE Clear Credit	11,338	1.00	(1)	6/20/22	(165,180)	136,108	(29,072)
Chile	ICE Clear Credit	9,047	1.00	(1)	6/20/22	(131,803)	99,412	(32,391)
Chile	ICE Clear Credit	8,600	1.00	(1)	6/20/22	(125,291)	87,003	(38,288)
Chile	ICE Clear Credit	31,402	1.00	(1)	6/20/22	(457,491)	383,590	(73,901)
Colombia	ICE Clear Credit	4,094	1.00	(1)	6/20/27	382,094	(413,618)	(31,524)
Colombia	ICE Clear Credit	7,004	1.00	(1)	6/20/27	653,686	(730,826)	(77,140)
Colombia	ICE Clear Credit	7,004	1.00	(1)	6/20/27	653,686	(745,532)	(91,846)
Colombia	ICE Clear Credit	8,054	1.00	(1)	6/20/27	751,683	(861,903)	(110,220)
Colombia	ICE Clear Credit	25,893	1.00	(1)	6/20/27	2,416,602	(2,626,141)	(209,539)
Italy	ICE Clear Credit	9,870	1.00	(1)	6/20/22	299,449	(435,683)	(136,234)
Italy	ICE Clear Credit	46,901	1.00	(1)	6/20/22	1,422,945	(1,945,325)	(522,380)
Malaysia	ICE Clear Credit	3,650	1.00	(1)	6/20/22	9,558	(17,341)	(7,783)
Malaysia	ICE Clear Credit	5,398	1.00	(1)	6/20/22	13,686	(23,126)	(9,440)
Malaysia	ICE Clear Credit	5,400	1.00	(1)	6/20/22	13,691	(26,974)	(13,283)
Malaysia	ICE Clear Credit	11,253	1.00	(1)	6/20/22	28,530	(53,204)	(24,674)
Malaysia	ICE Clear Credit	4,622	1.00	(1)	6/20/22	11,718	(53,070)	(41,352)
Malaysia	ICE Clear Credit	10,800	1.00	(1)	6/20/22	27,382	(69,470)	(42,088)
Malaysia	ICE Clear Credit	10,800	1.00	(1)	6/20/22	27,382	(76,834)	(49,452)
Malaysia	ICE Clear Credit	7,835	1.00	(1)	6/20/22	19,864	(77,590)	(57,726)
Malaysia	ICE Clear Credit	18,000	1.00	(1)	6/20/22	45,636	(119,728)	(74,092)
Malaysia	ICE Clear Credit	11,200	1.00	(1)	6/20/22	28,396	(120,802)	(92,406)
Malaysia	ICE Clear Credit	22,400	1.00	(1)	6/20/22	56,792	(223,388)	(166,596)
Malaysia	ICE Clear Credit	34,470	1.00	(1)	6/20/22	87,393	(363,786)	(276,393)
Markit iTraxx Europe Crossover Index	ICE Clear Credit	EUR 156,290	5.00	(1)	6/20/22	(19,546,142)	15,934,231	(3,611,911)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR 158,060	1.00	(1)	6/20/22	(2,439,771)	839,901	(1,599,870)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Qatar	ICE Clear Credit	$16,010	1.00	%(1)	6/20/22	$(340,896)	$232,865	$(108,031)
Qatar	ICE Clear Credit	28,560	1.00	(1)	6/20/22	(608,119)	455,911	(152,208)
Qatar	ICE Clear Credit	66,967	1.00	(1)	6/20/22	(1,425,906)	1,004,815	(421,091)
South Africa	ICE Clear Credit	4,880	1.00	(1)	6/20/21	97,075	(394,788)	(297,713)
South Africa	ICE Clear Credit	9,950	1.00	(1)	6/20/21	197,929	(808,523)	(610,594)
South Africa	ICE Clear Credit	13,270	1.00	(1)	6/20/21	263,971	(1,065,409)	(801,438)
South Africa	ICE Clear Credit	13,260	1.00	(1)	6/20/21	263,772	(1,078,356)	(814,584)
South Africa	ICE Clear Credit	16,350	1.00	(1)	6/20/21	325,240	(1,311,591)	(986,351)
South Africa	ICE Clear Credit	19,240	1.00	(1)	6/20/21	382,729	(1,554,562)	(1,171,833)

Total						$(17,013,496)	$4,184,362	$(12,829,134)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America, N.A.	$67,465	1.00	%(1)	6/20/22	2.15%	$(3,600,090)	$3,991,711	$391,621
Brazil	Deutsche Bank AG	16,890	1.00	(1)	6/20/22	2.15	(901,273)	998,202	96,929
Cyprus	Goldman Sachs International	3,268	1.00	(1)	6/20/21	1.84	(101,090)	214,014	112,924
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.15	(236,687)	251,608	14,921
Poland	Barclays Bank PLC	4,280	1.00	(1)	6/20/21	0.51	88,702	8,456	97,158
Poland	BNP Paribas	4,720	1.00	(1)	6/20/21	0.51	97,820	8,161	105,981
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	1.24	(69,655)	468,609	398,954
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	1.36	(142,728)	701,543	558,815
Turkey	BNP Paribas	9,935	1.00	(1)	12/20/20	1.47	(150,489)	406,876	256,387
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.13	(672,769)	393,220	(279,549)
Turkey	BNP Paribas	28,837	1.00	(1)	12/20/26	2.83	(4,038,095)	4,646,702	608,607
Turkey	BNP Paribas	27,684	1.00	(1)	12/20/26	2.83	(3,876,571)	4,460,834	584,263
Turkey	BNP Paribas	14,660	1.00	(1)	6/20/27	2.86	(2,165,043)	2,215,988	50,945
Turkey	BNP Paribas	8,798	1.00	(1)	6/20/27	2.86	(1,300,115)	1,288,858	(11,257)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	0.58	151,005	153,155	304,160
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	0.58	90,709	86,961	177,670
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	1.24	(87,302)	483,707	396,405
Turkey	Goldman Sachs International	11,535	1.00	(1)	12/20/26	2.83	(1,615,238)	1,869,793	254,555
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	1.24	(74,150)	485,395	411,245
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.13	(406,640)	297,359	(109,281)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	0.58	151,016	154,979	305,995
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	0.58	90,709	89,550	180,259
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	0.58	45,003	46,418	91,421

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Morgan Stanley & Co. International PLC	$4,300	1.00%(1)	9/20/18	0.58%	$30,236	$30,705	$60,941
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00(1)	9/20/18	0.58	29,533	27,753	57,286
Turkey	Nomura International PLC	8,100	1.00(1)	6/20/20	1.24	(48,870)	284,271	235,401

Total		$366,172				$(18,712,072)	$24,064,828	$5,352,756

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(23,049)	$(2,626)	$(25,675)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(37,986)	(8,159)	(46,145)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(28,122)	(7,354)	(35,476)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(89,604)	27,903	(61,701)
Colombia	BNP Paribas	8,751	1.00	(1)	6/20/27	816,743	(878,720)	(61,977)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(12,423)	(17,191)	(29,614)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(38,533)	(71,600)	(110,133)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	(3,033)	(43,626)	(46,659)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(9,318)	(12,739)	(22,057)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(31,058)	(43,447)	(74,505)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(15,221)	(31,230)	(46,451)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(9,050)	(17,106)	(26,156)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(12,358)	(27,200)	(39,558)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(54,297)	(118,000)	(172,297)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	(1,326)	(17,324)	(18,650)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	(183)	(7,049)	(7,232)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	(1,419)	(56,087)	(57,506)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(12,423)	(17,031)	(29,454)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	(29,450)	(81,733)	(111,183)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	(8,850)	(114,172)	(123,022)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	(13,756)	(177,639)	(191,395)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	(2,463)	(97,665)	(100,128)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(22,454)	(46,070)	(68,524)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	(14,917)	(32,859)	(47,776)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(8,603)	(11,409)	(20,012)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(9,908)	(14,050)	(23,958)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(15,529)	(21,584)	(37,113)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$(15,529)	$(22,002)	$(37,531)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(10,073)	(20,867)	(30,940)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(24,371)	(45,479)	(69,850)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(11,317)	(26,018)	(37,335)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(24,327)	(51,221)	(75,548)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(26,711)	(62,867)	(89,578)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(52,514)	(77,662)	(130,176)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	12,929	(127,196)	(114,267)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	12,929	(127,242)	(114,313)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	195,597	(1,209,733)	(1,014,136)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(186,270)	59,001	(127,269)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(200,956)	68,822	(132,134)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(39,501)	5,392	(34,109)
Malaysia	Citibank, N.A.	9,132	1.00	(1)	6/20/22	23,914	(40,143)	(16,229)
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(96,448)	41,691	(54,757)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(79,345)	42,058	(37,287)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(58,685)	26,833	(31,852)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,460)	5,812	(4,648)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,460)	5,476	(4,984)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(152,707)	52,575	(100,132)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(20,962)	6,981	(13,981)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(42,229)	13,420	(28,809)
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	(51,022)	11,116	(39,906)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(108,846)	4,232	(104,614)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(10,441)	4,101	(6,340)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(39,129)	20,114	(19,015)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(10,441)	3,865	(6,576)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(33,705)	12,476	(21,229)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(28,998)	11,181	(17,817)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(58,171)	18,881	(39,290)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(33,959)	(23,382)	(57,341)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(198,759)	(93,099)	(291,858)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(26,890)	(4,764)	(31,654)
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	(15,422)	1,094	(14,328)
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(10,132)	3,687	(6,445)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(9,879)	5,497	(4,382)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(19,991)	8,275	(11,716)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(29,443)	10,580	(18,863)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Nomura International PLC	$620	1.00	%(1)	3/20/19	$(10,831)	$3,604	$(7,227)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(26,902)	9,234	(17,668)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	(47,961)	13,627	(34,334)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(70,426)	(12,644)	(83,070)
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	1,282,740	(1,112,920)	169,820
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	713,500	(558,962)	154,538
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	243,682	(201,861)	41,821
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	365,523	(399,011)	(33,488)
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	151,083	(141,605)	9,478
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	151,083	(145,493)	5,590
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	335,479	(425,830)	(90,351)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	1,521,064	(2,145,324)	(624,260)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	1,824,592	(2,574,911)	(750,319)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	2,988,041	(4,035,263)	(1,047,222)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	180,324	(204,398)	(24,074)
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	236,859	(258,072)	(21,213)
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	277,797	(301,380)	(23,583)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	149,621	(157,987)	(8,366)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	731,045	(796,960)	(65,915)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	145,072	(144,951)	121
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	390,221	(355,312)	34,909
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	137,016	(131,468)	5,548
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	48,736	(41,771)	6,965
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	414,939	(408,023)	6,916
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(50,978)	(90,612)	(141,590)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(51,424)	(80,082)	(131,506)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(23,952)	(40,747)	(64,699)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(84,921)	(147,185)	(232,106)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(69,679)	(173,211)	(242,890)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(114,143)	(204,434)	(318,577)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(114,143)	(230,277)	(344,420)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(119,433)	(485,454)	(604,887)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(49,055)	(132,678)	(181,733)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(114,143)	(223,212)	(337,355)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(76,211)	(151,487)	(227,698)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(260,059)	(1,528,208)	(1,788,267)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(61,863)	582	(61,281)

Total						$9,750,979	$(21,448,968)	$(11,697,989)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $377,012,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	6-month USD-LIBOR-BBA on USD 21,050,185 plus KRW 23,866,700,000	1.10% on KRW 23,866,700,000 plus USD 21,050,185	3/2/20	$71,773
BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 plus USD 15,735,726	3/8/20	(318,445)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 plus USD 21,119,874	3/31/20	361,061
BNP Paribas	6-month USD-LIBOR-BBA on USD 12,203,046 plus KRW 13,849,000,000	1.18% on KRW 13,849,000,000 plus USD 12,203,046	4/20/20	(7,305)

				$107,084

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $2,151,068,456)	$2,197,469,154
Affiliated investment, at value (identified cost, $122,709,015)	122,721,284
Cash	19,427,018
Restricted cash*	67,098,060
Foreign currency, at value (identified cost, $8,231,026)	8,356,828
Interest receivable	37,459,852
Dividends receivable from affiliated investment	172,262
Receivable for investments sold	64,740,031
Receivable for premiums on swap contracts	3,435,551
Receivable for open forward foreign currency exchange contracts	33,925,506
Receivable for open swap contracts	25,377,963
Premium paid on open non-centrally cleared swap contracts	21,947,078
Tax reclaims receivable	22,338
Total assets	$2,602,152,925

Liabilities
Cash collateral due to brokers	$1,973,000
Payable for reverse repurchase agreements, including accrued interest of $407	9,460,826
Written options outstanding, at value (premiums received, $12,757,821)	8,679,331
Payable for investments purchased	15,950,773
Payable for securities sold short, at value (proceeds, $13,405,890)	13,085,880
Payable for variation margin on open futures contracts	1,111,793
Payable for variation margin on open centrally cleared swap contracts	643,652
Payable for open forward foreign currency exchange contracts	45,975,172
Payable for open swap contracts	18,393,007
Premium received on open non-centrally cleared swap contracts	24,562,938
Payable to affiliates:
Investment adviser fee	1,886,324
Trustees’ fees	8,630
Interest payable on securities sold short	196,653
Accrued foreign capital gains taxes	384,571
Accrued expenses and other liabilities	733,374
Total liabilities	$143,045,924
Net Assets applicable to investors’ interest in Portfolio	$2,459,107,001

Sources of Net Assets
Investors’ capital	$2,436,150,253
Net unrealized appreciation	22,956,748
Total	$2,459,107,001

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $439,667)	$62,369,448
Dividends (net of foreign taxes, $185,931)	815,831
Dividends from affiliated investment	1,100,023
Total investment income	$64,285,302

Expenses
Investment adviser fee	$10,885,677
Trustees’ fees and expenses	53,600
Custodian fee	888,180
Legal and accounting services	257,803
Interest expense and fees	29,487
Interest expense on securities sold short	136,469
Miscellaneous	138,371
Total expenses	$12,389,587

Net investment income	$51,895,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$29,402,572
Investment transactions — affiliated investment	46,284
Written options	2,608,977
Futures contracts	6,927,602
Swap contracts	2,996,881
Forward commodity contracts	(1,151,255)
Foreign currency and forward foreign currency exchange contract transactions	55,269,242
Net realized gain	$96,100,303
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $257,970)	$(5,537,150)
Investments — affiliated investment	(29,986)
Written options	3,800,195
Securities sold short	154,634
Futures contracts	(12,692,984)
Swap contracts	(35,020,733)
Forward commodity contracts	1,151,255
Foreign currency and forward foreign currency exchange contracts	(15,950,072)
Net change in unrealized appreciation (depreciation)	$(64,124,841)

Net realized and unrealized gain	$31,975,462

Net increase in net assets from operations	$83,871,177

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$51,895,715	$102,692,436
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and disposal of investments in violation of restrictions and net increase from payment by affiliate	96,100,303	(114,322,055)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(64,124,841)	164,252,098
Net increase in net assets from operations	$83,871,177	$152,622,479
Capital transactions —
Contributions	$343,832,489	$613,845,723
Withdrawals	(228,809,516)	(385,263,746)
Net increase in net assets from capital transactions	$115,022,973	$228,581,977

Net increase in net assets	$198,894,150	$381,204,456

Net Assets
At beginning of period	$2,260,212,851	$1,879,008,395
At end of period	$2,459,107,001	$2,260,212,851

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.08	%(3)	1.10%		1.14%	1.28%	1.53%	1.62%
Net investment income	4.51	%(3)	5.09%		5.53%	4.58%	3.41%	4.28%
Portfolio Turnover	36	%(4)	97%		75%	116%	65%	91%

Total Return	3.63	%(4)	7.79	%(5)	3.36%	6.99%	(1.50)%	5.20%

Net assets, end of period (000’s omitted)	$2,459,107		$2,260,213		$1,879,008	$1,510,154	$1,731,630	$1,187,465

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.14%, 0.42% and 0.47% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)	During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Commodity Strategy Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 79.7%, 17.2%, 1.7%, 0.7%, 0.5% and 0.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $31,862,503 or 1.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations.  Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives.  U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies.  Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund.  The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

48

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Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest

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Notes to Consolidated Financial Statements (Unaudited) — continued

in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $10,885,677 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$775,610,690	$637,795,963
U.S. Government and Agency Securities	28,340,627	—

	$803,951,317	$637,795,963

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,366,130,399

Gross unrealized appreciation	$41,139,501
Gross unrealized depreciation	(56,716,361)

Net unrealized depreciation	$(15,576,860)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Written options activity for the six months ended April 30, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency	EUR	USD	USD
Outstanding, beginning of period	—	147,066	10,244,366
Options written	101,226	800,732	21,642,005
Options exercised	—	(408,063)	(16,519,573)
Options expired	(93,566)	(51,273)	(2,608,977)

Outstanding, end of period	7,660	488,462	12,757,821

EUR	–	Euro
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $83,600,083. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $24,028,470 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and

53

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April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$9,831,960	$16,454,561	$1,102,252	$27,388,773
Net unrealized appreciation*	2,391,303	366,884	29,273	—	7,935,934	10,723,394
Receivable for open forward foreign currency exchange contracts	—	—	—	33,925,506	—	33,925,506
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	14,125,262	—	—	19,189,414	33,314,676

Total Asset Derivatives	$2,391,303	$14,492,146	$9,861,233	$50,380,067	$28,227,600	$105,352,349

Derivatives not subject to master netting or similar agreements	$2,391,303	$366,884	$740,773	$—	$7,935,934	$11,434,894

Total Asset Derivatives subject to master netting or similar agreements	$—	$14,125,262	$9,120,460	$50,380,067	$20,291,666	$93,917,455

Written options outstanding, at value	$—	$—	$—	$(8,679,331)	$—	$(8,679,331)
Net unrealized appreciation*	—	(12,829,134)	(181,781)	—	(20,597,310)	(33,608,225)
Payable for open forward foreign currency exchange contracts	—	—	—	(45,975,172)	—	(45,975,172)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(23,086,355)	—	—	(5,859,225)	(28,945,580)

Total Liability Derivatives	$—	$(35,915,489)	$(181,781)	$(54,654,503)	$(26,456,535)	$(117,208,308)

Derivatives not subject to master netting or similar agreements	$—	$(12,829,134)	$(181,781)	$—	$(20,597,310)	$(33,608,225)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(23,086,355)	$—	$(54,654,503)	$(5,859,225)	$(83,600,083)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$15,874	$(15,874)	$—	$—	$—
Bank of America, N.A.	4,390,269	(4,390,269)	—	—	—
Barclays Bank PLC	374,406	(374,406)	—	—	—
BNP Paribas	21,113,246	(21,113,246)	—	—	—
Citibank, N.A.	4,247,418	(3,157,751)	—	(1,055,000)	34,667
Credit Suisse International	9,141,849	(163,198)	(8,978,651)	—	—
Deutsche Bank AG	4,691,292	(4,691,292)	—	—	—
Goldman Sachs International	24,409,132	(11,661,884)	(12,747,248)	—	—
HSBC Bank USA, N.A.	2,684,689	(2,007,219)	(677,470)	—	—
JPMorgan Chase Bank, N.A.	3,023,082	(3,023,082)	—	—	—
Morgan Stanley & Co. International PLC	1,279,846	(1,279,846)	—	—	—
Nomura International PLC	648,985	(187,078)	(319,104)	—	142,803
Société Générale	700,698	(609,296)	—	—	91,402
Standard Chartered Bank	13,798,482	(13,798,482)	—	—	—
State Street Bank and Trust Company	2,825	—	—	—	2,825
The Bank of Nova Scotia	408,060	—	(100,631)	(307,429)	—
UBS AG	2,987,302	(1,126,772)	—	—	1,860,530

	$93,917,455	$(67,599,695)	$(22,823,104)	$(1,362,429)	$2,132,227

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(30,918)	$15,874	$—	$—	$(15,044)
Bank of America, N.A.	(10,246,538)	4,390,269	5,520,570	—	(335,699)
Barclays Bank PLC	(1,147,127)	374,406	663,708	—	(109,013)
BNP Paribas	(25,424,782)	21,113,246	1,909,160	—	(2,402,376)
Citibank, N.A.	(3,157,751)	3,157,751	—	—	—
Credit Suisse International	(163,198)	163,198	—	—	—
Deutsche Bank AG	(6,719,941)	4,691,292	2,028,649	—	—
Goldman Sachs International	(11,661,884)	11,661,884	—	—	—
HSBC Bank USA, N.A.	(2,007,219)	2,007,219	—	—	—
JPMorgan Chase Bank, N.A.	(3,990,101)	3,023,082	967,019	—	—
Morgan Stanley & Co. International PLC	(2,210,354)	1,279,846	930,508	—	—
Nomura International PLC	(187,078)	187,078	—	—	—
Société Générale	(609,296)	609,296	—	—	—
Standard Chartered Bank	(14,917,124)	13,798,482	1,118,642	—	—
UBS AG	(1,126,772)	1,126,772	—	—	—

	$(83,600,083)	$67,599,695	$13,138,256	$—	$(2,862,132)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Notes to Consolidated Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2017 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(301,589)	$—	$(1,860,432)	$(6,617,627)	$—
Futures contracts	(7,078,666)	—	(717,174)	—	14,723,442
Written options	—	—	—	2,608,977	—
Swap contracts	—	(3,067,288)	—	—	6,064,169
Forward commodity contracts	(1,151,255)	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	51,807,560	—

Total	$(8,531,510)	$(3,067,288)	$(2,577,606)	$47,798,910	$20,787,611

Change in unrealized appreciation (depreciation) —
Investments	$294,439	$—	$(1,348,282)	$(11,545,656)	$(230,705)
Futures contracts	(4,884,808)	—	64,466	—	(7,872,642)
Written options	—	—	—	3,800,195	—
Swap contracts	—	(12,168,327)	—	—	(22,852,406)
Forward commodity contracts	1,151,255	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(16,939,568)	—

Total	$(3,439,114)	$(12,168,327)	$(1,283,816)	$(24,685,029)	$(30,955,753)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Interest Rate Swaptions Purchased

$225,000	$385,880,000	$8,337,000	$4,751,678,000	$4,691,373,000	$32,275,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased non-currency options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $1,179,560,000 and 2,046 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or

56

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April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/11/17	On Demand(1)	0.65%	USD 1,610,000	$1,610,407	$2,025,000
JPMorgan Chase Bank, N.A.	4/24/17	7/26/17	(1.00)	EUR 7,206,849	7,850,419	7,956,751

Total					$9,460,826	$9,981,751

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

EUR	–	Euro
USD	–	United States Dollar

For the six months ended April 30, 2017, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $538,000 and 0.12%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2017.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$13,732,032	$(9,460,826)	$(4,271,206)	$—

	$13,732,032	$(9,460,826)	$(4,271,206)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(9,460,826)	$9,460,826	$—	$—

	$(9,460,826)	$9,460,826	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$1,712,238,403	$—	$1,712,238,403
Foreign Corporate Bonds	—	49,418,793	—	49,418,793
Sovereign Loans	—	17,554,000	9,585,660	27,139,660
Collateralized Mortgage Obligations	—	39,065,898	—	39,065,898
Common Stocks	66,029,472	67,318,069 **	—	133,347,541
Currency Options Purchased	—	16,454,561	—	16,454,561
Call Options Purchased	—	9,120,460	—	9,120,460
Put Options Purchased	711,500	—	—	711,500
Interest Rate Swaptions Purchased	—	1,102,252	—	1,102,252
Short-Term Investments —
Foreign Government Securities	—	139,659,911	—	139,659,911
U.S. Treasury Obligations	—	55,478,143	—	55,478,143
Repurchase Agreements	—	13,732,032	—	13,732,032
Other	—	122,721,284	—	122,721,284

Total Investments	$66,740,972	$2,243,863,806	$9,585,660	$2,320,190,438

Forward Foreign Currency Exchange Contracts	$—	$33,925,506	$—	$33,925,506
Futures Contracts	2,434,271	29,273	—	2,463,544
Swap Contracts	—	49,688,531	—	49,688,531

Total	$69,175,243	$2,327,507,116	$9,585,660	$2,406,268,019

Liability Description

Currency Options Written	$—	$(8,679,331)	$—	$(8,679,331)
Securities Sold Short	—	(13,085,880)	—	(13,085,880)
Forward Foreign Currency Exchange Contracts	—	(45,975,172)	—	(45,975,172)
Futures Contracts	(5,008,106)	(181,781)	—	(5,189,887)
Swap Contracts	—	(70,120,440)	—	(70,120,440)

Total	$(5,008,106)	$(138,042,604)	$—	$(143,050,710)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

59

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

61

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

63

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

65

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.17

Eaton Vance

Government Obligations Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Government Obligations Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Government Obligations Fund

April 30, 2017

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	0.56%	0.49%	0.68%	3.01%
Class A with 4.75% Maximum Sales Charge	—	—	–4.20	–4.34	–0.29	2.50
Class B at NAV	11/01/1993	08/24/1984	0.35	–0.10	–0.05	2.26
Class B with 5% Maximum Sales Charge	—	—	–4.60	–4.97	–0.39	2.26
Class C at NAV	11/01/1993	08/24/1984	0.35	–0.11	–0.05	2.24
Class C with 1% Maximum Sales Charge	—	—	–0.64	–1.08	–0.05	2.24
Class I at NAV	04/03/2009	08/24/1984	0.69	0.74	0.93	3.22
Class R at NAV	08/12/2005	08/24/1984	0.44	0.23	0.44	2.75
Bloomberg Barclays U.S. Intermediate Government Bond Index	—	—	–0.66%	–0.12%	1.15%	3.33%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.10%	1.86%	1.86%	0.85%	1.35%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Government Obligations Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Government Obligations Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,005.60	$6.17	1.24%
Class B	$1,000.00	$1,003.50	$9.89	1.99%
Class C	$1,000.00	$1,003.50	$9.89	1.99%
Class I	$1,000.00	$1,006.90	$4.93	0.99%
Class R	$1,000.00	$1,004.40	$7.41	1.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.21	1.24%
Class B	$1,000.00	$1,014.90	$9.94	1.99%
Class C	$1,000.00	$1,014.90	$9.94	1.99%
Class I	$1,000.00	$1,019.90	$4.96	0.99%
Class R	$1,000.00	$1,017.40	$7.45	1.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Government Obligations Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Government Obligations Portfolio, at value (identified cost, $382,574,014)	$384,009,138
Receivable for Fund shares sold	407,166
Total assets	$384,416,304

Liabilities
Payable for Fund shares redeemed	$1,783,992
Distributions payable	160,758
Payable to affiliates:
Distribution and service fees	114,185
Trustees’ fees	43
Accrued expenses	140,934
Total liabilities	$2,199,912
Net Assets	$382,216,392

Sources of Net Assets
Paid-in capital	$469,655,208
Accumulated net realized loss from Portfolio	(85,388,104)
Accumulated distributions in excess of net investment income	(3,485,836)
Net unrealized appreciation from Portfolio	1,435,124
Total	$382,216,392

Class A Shares
Net Assets	$163,878,291
Shares Outstanding	25,748,276
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.36
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.68

Class B Shares
Net Assets	$3,565,980
Shares Outstanding	560,140
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.37

Class C Shares
Net Assets	$77,753,766
Shares Outstanding	12,233,617
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.36

Class I Shares
Net Assets	$108,752,055
Shares Outstanding	17,094,660
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.36

Class R Shares
Net Assets	$28,266,300
Shares Outstanding	4,458,861
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest allocated from Portfolio	$6,562,666
Dividends allocated from Portfolio	53,292
Expenses allocated from Portfolio	(1,893,267)
Total investment income	$4,722,691

Expenses
Distribution and service fees
Class A	$303,522
Class B	21,871
Class C	427,704
Class R	74,624
Trustees’ fees and expenses	250
Custodian fee	17,882
Transfer and dividend disbursing agent fees	228,132
Legal and accounting services	20,745
Printing and postage	32,501
Registration fees	50,827
Miscellaneous	8,687
Total expenses	$1,186,745

Net investment income	$3,535,946

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,835,998
Financial futures contracts	(5,745,754)
Swap contracts	1,303,992
Net realized loss	$(2,605,764)
Change in unrealized appreciation (depreciation) —
Investments	$(7,807,233)
Financial futures contracts	2,336,318
Swap contracts	6,727,430
Net change in unrealized appreciation (depreciation)	$1,256,515

Net realized and unrealized loss	$(1,349,249)

Net increase in net assets from operations	$2,186,697

6	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$3,535,946	$8,126,428
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(2,605,764)	4,211,604
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,256,515	(11,458,031)
Net increase in net assets from operations	$2,186,697	$880,001
Distributions to shareholders —
From net investment income
Class A	$(4,027,185)	$(10,132,731)
Class B	(56,549)	(165,672)
Class C	(1,108,747)	(2,795,520)
Class I	(1,711,558)	(3,286,314)
Class R	(460,994)	(859,987)
Total distributions to shareholders	$(7,365,033)	$(17,240,224)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,916,743	$52,095,915
Class B	6,443	164,645
Class C	1,922,666	19,132,487
Class I	51,687,512	59,163,275
Class R	6,983,029	16,514,759
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,058,922	7,200,443
Class B	54,552	159,421
Class C	947,139	2,420,407
Class I	1,341,663	2,599,051
Class R	410,874	771,391
Cost of shares redeemed
Class A	(146,830,205)	(84,167,906)
Class B	(1,052,627)	(2,035,969)
Class C	(21,810,704)	(36,835,133)
Class I	(36,978,930)	(47,356,369)
Class R	(9,716,824)	(9,703,678)
Net asset value of shares exchanged
Class A	637,980	882,729
Class B	(637,980)	(882,729)
Net decrease in net assets from Fund share transactions	$(139,059,747)	$(19,877,261)

Net decrease in net assets	$(144,238,083)	$(36,237,484)

Net Assets
At beginning of period	$526,454,475	$562,691,959
At end of period	$382,216,392	$526,454,475

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(3,485,836)	$343,251

7	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.430		$6.630	$6.840	$6.970	$7.380	$7.470

Income (Loss) From Operations
Net investment income(1)	$0.053		$0.105	$0.115	$0.135	$0.104	$0.161
Net realized and unrealized gain (loss)	(0.017)		(0.091)	(0.067)	0.052	(0.228)	0.024

Total income (loss) from operations	$0.036		$0.014	$0.048	$0.187	$(0.124)	$0.185

Less Distributions
From net investment income	$(0.106)		$(0.214)	$(0.258)	$(0.317)	$(0.286)	$(0.275)

Total distributions	$(0.106)		$(0.214)	$(0.258)	$(0.317)	$(0.286)	$(0.275)

Net asset value — End of period	$6.360		$6.430	$6.630	$6.840	$6.970	$7.380

Total Return(2)	0.56	%(3)	0.21%	0.71%	2.74%	(1.71)%	2.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163,878		$299,052	$332,297	$381,205	$455,676	$682,140
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.24	%(6)	1.19%	1.18%	1.17%	1.12%	1.10%
Net investment income	1.66	%(6)	1.61%	1.71%	1.95%	1.45%	2.17%
Portfolio Turnover of the Portfolio	7	%(3)	15%	33%	4%	8%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.430		$6.630	$6.840	$6.970	$7.380	$7.470

Income (Loss) From Operations
Net investment income(1)	$0.029		$0.057	$0.065	$0.084	$0.049	$0.106
Net realized and unrealized gain (loss)	(0.007)		(0.092)	(0.067)	0.051	(0.229)	0.023

Total income (loss) from operations	$0.022		$(0.035)	$(0.002)	$0.135	$(0.180)	$0.129

Less Distributions
From net investment income	$(0.082)		$(0.165)	$(0.208)	$(0.265)	$(0.230)	$(0.219)

Total distributions	$(0.082)		$(0.165)	$(0.208)	$(0.265)	$(0.230)	$(0.219)

Net asset value — End of period	$6.370		$6.430	$6.630	$6.840	$6.970	$7.380

Total Return(2)	0.35	%(3)	(0.53)%	(0.04)%	1.97%	(2.47)%	1.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,566		$5,246	$8,037	$11,942	$17,658	$30,042
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.99	%(6)	1.95%	1.94%	1.92%	1.87%	1.85%
Net investment income	0.90	%(6)	0.87%	0.96%	1.21%	0.69%	1.42%
Portfolio Turnover of the Portfolio	7	%(3)	15%	33%	4%	8%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.420		$6.620	$6.830	$6.960	$7.370	$7.450

Income (Loss) From Operations
Net investment income(1)	$0.029		$0.057	$0.065	$0.083	$0.050	$0.105
Net realized and unrealized gain (loss)	(0.007)		(0.092)	(0.067)	0.052	(0.230)	0.034

Total income (loss) from operations	$0.022		$(0.035)	$(0.002)	$0.135	$(0.180)	$0.139

Less Distributions
From net investment income	$(0.082)		$(0.165)	$(0.208)	$(0.265)	$(0.230)	$(0.219)

Total distributions	$(0.082)		$(0.165)	$(0.208)	$(0.265)	$(0.230)	$(0.219)

Net asset value — End of period	$6.360		$6.420	$6.620	$6.830	$6.960	$7.370

Total Return(2)	0.35	%(3)	(0.54)%	(0.04)%	1.97%	(2.48)%	1.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,754		$97,657	$116,220	$134,782	$169,901	$300,063
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.99	%(6)	1.95%	1.93%	1.92%	1.87%	1.85%
Net investment income	0.91	%(6)	0.87%	0.96%	1.21%	0.70%	1.42%
Portfolio Turnover of the Portfolio	7	%(3)	15%	33%	4%	8%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.430		$6.620	$6.830	$6.960	$7.380	$7.460

Income (Loss) From Operations
Net investment income(1)	$0.061		$0.121	$0.131	$0.152	$0.122	$0.179
Net realized and unrealized gain (loss)	(0.017)		(0.081)	(0.066)	0.052	(0.237)	0.035

Total income (loss) from operations	$0.044		$0.040	$0.065	$0.204	$(0.115)	$0.214

Less Distributions
From net investment income	$(0.114)		$(0.230)	$(0.275)	$(0.334)	$(0.305)	$(0.294)

Total distributions	$(0.114)		$(0.230)	$(0.275)	$(0.334)	$(0.305)	$(0.294)

Net asset value — End of period	$6.360		$6.430	$6.620	$6.830	$6.960	$7.380

Total Return(2)	0.69	%(3)	0.61%	0.96%	2.99%	(1.59)%	2.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,752		$93,592	$81,968	$66,475	$69,659	$122,456
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.99	%(6)	0.94%	0.93%	0.92%	0.87%	0.85%
Net investment income	1.92	%(6)	1.86%	1.94%	2.20%	1.70%	2.41%
Portfolio Turnover of the Portfolio	7	%(3)	15%	33%	4%	8%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$6.410		$6.600	$6.810	$6.940	$7.350	$7.430

Income (Loss) From Operations
Net investment income(1)	$0.044		$0.088	$0.097	$0.116	$0.086	$0.142
Net realized and unrealized gain (loss)	(0.016)		(0.081)	(0.066)	0.053	(0.230)	0.033

Total income (loss) from operations	$0.028		$0.007	$0.031	$0.169	$(0.144)	$0.175

Less Distributions
From net investment income	$(0.098)		$(0.197)	$(0.241)	$(0.299)	$(0.266)	$(0.255)

Total distributions	$(0.098)		$(0.197)	$(0.241)	$(0.299)	$(0.266)	$(0.255)

Net asset value — End of period	$6.340		$6.410	$6.600	$6.810	$6.940	$7.350

Total Return(2)	0.44	%(3)	0.10%	0.45%	2.48%	(1.99)%	2.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,266		$30,908	$24,170	$19,310	$16,868	$22,018
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.49	%(6)	1.44%	1.43%	1.42%	1.37%	1.35%
Net investment income	1.40	%(6)	1.36%	1.45%	1.69%	1.21%	1.92%
Portfolio Turnover of the Portfolio	7	%(3)	15%	33%	4%	8%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares.

13

Eaton Vance

Government Obligations Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $38,649,405 and deferred capital losses of $63,630,719 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($18,778,422) and October 31, 2019 ($19,870,983) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $22,664,277 are short-term and $40,966,442 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $15,704 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,883 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $303,522 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $16,403 and $320,778 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $37,312 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $5,468, $106,926 and $37,312 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on

14

Eaton Vance

Government Obligations Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $100 and $4,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,932,734 and $151,246,424, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,708,100	7,990,427
Issued to shareholders electing to receive payments of distributions in Fund shares	479,398	1,103,762
Redemptions	(23,031,750)	(12,878,692)
Exchange from Class B shares	100,049	135,165

Net decrease	(20,744,203)	(3,649,338)

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,009	25,196
Issued to shareholders electing to receive payments of distributions in Fund shares	8,548	24,419
Redemptions	(164,802)	(311,600)
Exchange to Class A shares	(100,048)	(135,156)

Net decrease	(255,293)	(397,141)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	301,264	2,921,378
Issued to shareholders electing to receive payments of distributions in Fund shares	148,652	371,559
Redemptions	(3,422,350)	(5,651,741)

Net decrease	(2,972,434)	(2,358,804)

15

Eaton Vance

Government Obligations Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	8,121,586	9,060,713
Issued to shareholders electing to receive payments of distributions in Fund shares	210,392	399,087
Redemptions	(5,797,474)	(7,276,564)

Net increase	2,534,504	2,183,236

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,097,746	2,534,474
Issued to shareholders electing to receive payments of distributions in Fund shares	64,672	118,808
Redemptions	(1,528,588)	(1,490,664)

Net increase (decrease)	(366,170)	1,162,618

16

Government Obligations Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 74.4%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.862%, with maturity at 2035(1)	$4,234	$4,392,331
2.866%, with maturity at 2036(1)	2,505	2,637,634
2.892%, with maturity at 2038(1)	2,525	2,669,490
2.926%, with maturity at 2034(1)	1,033	1,072,864
4.50%, with various maturities to 2035	2,364	2,509,524
5.00%, with various maturities to 2018	364	371,910
5.50%, with various maturities to 2032	420	446,619
6.00%, with various maturities to 2033	2,628	2,954,052
6.50%, with various maturities to 2036	17,026	19,377,573
6.87%, with maturity at 2024	58	63,787
7.00%, with various maturities to 2036	11,055	12,679,064
7.09%, with maturity at 2023	227	244,182
7.25%, with maturity at 2022	242	260,386
7.31%, with maturity at 2027	37	41,740
7.50%, with various maturities to 2035	10,170	11,922,168
7.63%, with maturity at 2019	23	22,962
7.78%, with maturity at 2022	29	30,816
7.85%, with maturity at 2020	32	33,065
8.00%, with various maturities to 2034	1,199	1,348,722
8.13%, with maturity at 2019	41	42,144
8.15%, with various maturities to 2021	77	81,045
8.50%, with various maturities to 2031	1,903	2,201,024
9.00%, with various maturities to 2027	247	264,445
9.50%, with various maturities to 2026	318	330,203
10.50%, with maturity at 2020	88	94,915

		$66,092,665

Federal National Mortgage Association:
1.849%, with various maturities to 2035(1)	$13,588	$13,750,534
1.853%, with various maturities to 2033(1)	1,613	1,628,683
1.866%, with various maturities to 2044(1)	1,851	1,867,804
1.888%, with maturity at 2035(1)	782	789,390
1.953%, with maturity at 2022(1)	254	254,876
2.154%, with maturity at 2037(1)	2,750	2,750,942
2.602%, with maturity at 2036(1)	566	566,547
2.736%, with maturity at 2040(1)	842	880,932
3.023%, with maturity at 2027(1)	900	932,463
3.031%, with maturity at 2036(1)	583	591,267
3.578%, with maturity at 2034(1)	2,621	2,774,622
3.716%, with maturity at 2021(1)	259	263,940
3.728%, with maturity at 2035(1)	2,630	2,777,888
3.732%, with maturity at 2036(1)	9,088	9,714,294
3.787%, with maturity at 2036(1)	155	160,515
3.943%, with maturity at 2034(1)	2,473	2,610,303
4.042%, with maturity at 2035(1)	2,469	2,636,055

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)
4.71%, with maturity at 2034(1)	$5,323		$5,643,408
5.00%, with maturity at 2027	137		149,864
5.50%, with various maturities to 2030	444		468,879
6.00%, with various maturities to 2038	8,248		9,355,861
6.43%, with maturity at 2025(2)	80		89,001
6.50%, with various maturities to 2038(3)	68,172		77,980,685
7.00%, with various maturities to 2037	36,941		43,008,407
7.50%, with various maturities to 2035	3,083		3,570,774
7.875%, with maturity at 2021	195		211,928
8.00%, with various maturities to 2034	13,377		15,895,700
8.022%, with maturity at 2030(2)	7		7,601
8.25%, with maturity at 2025	82		90,792
8.33%, with maturity at 2020	110		116,760
8.398%, with maturity at 2021(2)	20		22,033
8.50%, with various maturities to 2037	2,237		2,675,010
9.00%, with various maturities to 2026	68		77,802
9.499%, with maturity at 2025(2)	0	(4)	72
9.50%, with various maturities to 2030	211		229,956
9.501%, with maturity at 2025(2)	6		6,591
9.537%, with maturity at 2021(2)	8		8,420
9.571%, with maturity at 2025(2)	2		1,955
9.67%, with maturity at 2021(2)	16		17,312
9.75%, with maturity at 2019	4		4,746
9.958%, with maturity at 2023(2)	10		10,873
9.991%, with maturity at 2020(2)	0	(4)	504
10.081%, with maturity at 2021(2)	4		4,178
10.963%, with maturity at 2021(2)	0	(4)	202
11.00%, with maturity at 2020	2		2,122

			$204,602,491

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$339		$346,083
6.00%, with maturity at 2033	640		732,852
6.50%, with various maturities to 2034	5,456		6,308,402
7.00%, with maturity at 2034	5,200		6,068,301
7.50%, with various maturities to 2032	1,279		1,450,241
8.00%, with various maturities to 2017	1		641
8.25%, with maturity at 2019	8		8,092
8.30%, with maturity at 2020	6		6,603
8.50%, with various maturities to 2018	2		1,666
9.00%, with various maturities to 2024	0	(4)	501
9.50%, with various maturities to 2025	239		261,206

			$15,184,588

Total Mortgage Pass-Throughs (identified cost $278,651,868)			$285,879,744

17	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 24.8%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$77	$86,063
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(5)	4,612	4,253,923
Series 1822, Class Z, 6.90%, 3/15/26	403	444,057
Series 1829, Class ZB, 6.50%, 3/15/26	131	141,867
Series 1896, Class Z, 6.00%, 9/15/26	207	224,080
Series 2075, Class PH, 6.50%, 8/15/28	94	103,306
Series 2091, Class ZC, 6.00%, 11/15/28	323	354,864
Series 2102, Class Z, 6.00%, 12/15/28	91	102,720
Series 2115, Class K, 6.00%, 1/15/29	724	801,809
Series 2142, Class Z, 6.50%, 4/15/29	207	236,558
Series 2245, Class A, 8.00%, 8/15/27	3,192	3,754,858
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(5)	4,338	3,797,650
Series 4039, Class ME, 2.00%, 12/15/40	996	996,639
Series 4204, Class AF, 1.983%, 5/15/43(6)	2,855	2,813,376
Series 4259, Class UE, 2.50%, 5/15/43	3,211	3,233,521
Series 4319, Class SY, 6.155%, 3/15/44(7)	235	237,848
Series 4336, Class GU, 3.50%, 2/15/53	87	86,781
Series 4337, Class YT, 3.50%, 4/15/49	7,826	7,924,553
Series 4385, Class SC, 7.04%, 9/15/44(7)	365	352,763
Series 4407, Class LN, 7.03%, 12/15/43(7)	349	343,563
Series 4495, Class JA, 3.50%, 5/15/45	2,057	2,087,448
Series 4502, Class SL, 7.04%, 6/15/45(7)	756	714,422
Series 4584, Class PM, 3.00%, 5/15/46	4,720	4,838,881
Series 4637, Class QU, 3.00%, 4/15/44	8,839	8,615,772
Series 4639, Class KF, 2.283%, 12/15/44(6)	9,593	9,602,223

		$56,149,545

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$71	$75,538
Series G92-44, Class ZQ, 8.00%, 7/25/22	2	2,249
Series G93-36, Class ZQ, 6.50%, 12/25/23	3,565	3,872,464
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(5)	3,398	3,115,613
Series 1993-16, Class Z, 7.50%, 2/25/23	109	120,618
Series 1993-39, Class Z, 7.50%, 4/25/23	316	351,476
Series 1993-45, Class Z, 7.00%, 4/25/23	348	379,037
Series 1993-149, Class M, 7.00%, 8/25/23	125	135,485
Series 1993-178, Class PK, 6.50%, 9/25/23	271	297,345
Series 1994-40, Class Z, 6.50%, 3/25/24	300	330,129
Series 1994-42, Class K, 6.50%, 4/25/24	1,252	1,376,252
Series 1994-82, Class Z, 8.00%, 5/25/24	455	512,208
Series 1997-81, Class PD, 6.35%, 12/18/27	189	206,151
Series 2000-49, Class A, 8.00%, 3/18/27	335	382,269
Series 2001-81, Class HE, 6.50%, 1/25/32	688	793,563

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2002-1, Class G, 7.00%, 7/25/23	$159	$173,246
Series 2005-37, Class SU, 25.238%, 3/25/35(7)	499	625,984
Series 2012-35, Class GE, 3.00%, 5/25/40	3,034	3,085,557
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,477	3,821,845
Series 2013-52, Class MD, 1.25%, 6/25/43	4,286	4,036,884
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	4,096	3,407,817
Series 2016-41, Class HZ, 2.00%, 5/25/44	1,167	1,162,883
Series 2016-89, Class ZH, 3.00%, 12/25/46	4,221	4,229,631

		$32,494,244

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$839	$768,585
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,369	1,369,189
Series 2016-129, Class ZC, 2.00%, 6/20/45	2,758	2,712,837
Series 2016-81, Class CZ, 2.25%, 3/16/45	1,631	1,619,515
Series 2016-91, Class UZ, 3.00%, 7/20/46	122	117,437

		$6,587,563

Total Collateralized Mortgage Obligations (identified cost $94,594,991)		$95,231,352

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(8)	1,785,118	$1,785,654

Total Short-Term Investments (identified cost $1,785,475)		$1,785,654

Total Investments — 99.7% (identified cost $375,032,334)		$382,896,750

Other Assets, Less Liabilities — 0.3%		$1,112,406

Net Assets — 100.0%		$384,009,156

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2017.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

18	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.
(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 5-Year Treasury Note	591	Short	Jun-17	$(69,464,482)	$(69,978,094)	$(513,612)
U.S. 10-Year Treasury Note	58	Short	Jun-17	(7,170,250)	(7,291,688)	(121,438)
U.S. Ultra-Long Treasury Bond	159	Long	Jun-17	25,741,183	25,907,063	165,880

						$(469,170)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	$20,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(1,398,496)

						$(1,398,496)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

19	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $373,246,859)	$381,111,096
Affiliated investment, at value (identified cost, $1,785,475)	1,785,654
Restricted cash*	1,802,176
Interest receivable	1,520,593
Dividend receivable from affiliated investment	900
Receivable for investments sold	187,906
Receivable for variation margin on open financial futures contracts	50,828
Total assets	$386,459,153

Liabilities
Payable for open swap contracts	$1,398,496
Due to custodian	701,349
Payable to affiliates:
Investment adviser fee	243,999
Trustees’ fees	2,563
Accrued expenses	103,590
Total liabilities	$2,449,997
Net Assets applicable to investors’ interest in Portfolio	$384,009,156

Sources of Net Assets
Investors’ capital	$378,012,406
Net unrealized appreciation	5,996,750
Total	$384,009,156

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

20	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest	$6,562,666
Dividends from affiliated investment	53,292
Total investment income	$6,615,958

Expenses
Investment adviser fee	$1,740,037
Trustees’ fees and expenses	15,165
Custodian fee	73,775
Legal and accounting services	44,624
Miscellaneous	19,664
Total expenses	$1,893,265

Net investment income	$4,722,693

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,831,454
Investment transactions — affiliated investment	4,544
Financial futures contracts	(5,745,754)
Swap contracts	1,302,028
Net realized loss	$(2,607,728)
Change in unrealized appreciation (depreciation) —
Investments	$(7,804,123)
Investments — affiliated investment	(3,111)
Financial futures contracts	2,336,317
Swap contracts	6,729,394
Net change in unrealized appreciation (depreciation)	$1,258,477

Net realized and unrealized loss	$(1,349,251)

Net increase in net assets from operations	$3,373,442

21	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$4,722,693	$11,324,009
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(2,607,728)	4,357,132
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,258,477	(11,810,371)
Net increase in net assets from operations	$3,373,442	$3,870,770
Capital transactions —
Contributions	$3,932,734	$49,563,036
Withdrawals	(151,246,424)	(155,365,928)
Net decrease in net assets from capital transactions	$(147,313,690)	$(105,802,892)

Net decrease in net assets	$(143,940,248)	$(101,932,122)

Net Assets
At beginning of period	$527,949,404	$629,881,526
At end of period	$384,009,156	$527,949,404

22	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83	%(2)	0.80%	0.79%	0.78%	0.75%	0.74%
Net investment income	2.06	%(2)	1.98%	2.10%	2.33%	1.83%	2.50%
Portfolio Turnover	7	%(3)	15%	33%	4%	8%	26%

Total Return	0.77	%(3)	0.60%	1.11%	3.13%	(1.35)%	2.89%

Net assets, end of period (000’s omitted)	$384,009		$527,949	$629,882	$689,403	$848,719	$1,271,010

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Government Obligations Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

24

Government Obligations Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. Effective May 1, 2017, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $1,740,037 or 0.75% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns, aggregated $32,378,839 and $142,125,434, respectively, for the six months ended April 30, 2017.

25

Government Obligations Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$381,623,953

Gross unrealized appreciation	$4,713,311
Gross unrealized depreciation	(3,440,514)

Net unrealized appreciation	$1,272,797

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $1,398,496. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,086,809 at April 30, 2017.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

26

Government Obligations Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$165,880	(1)	$(635,050	)(1)
Swap contracts	—		(1,398,496	)(2)

Total	$165,880		$(2,033,546)

Derivatives not subject to master netting or similar agreements	$165,880		$(635,050)

Total Derivatives subject to master netting or similar agreements	$—		$(1,398,496)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (b)

Deutsche Bank AG	$(1,398,496)	$—	$746,809	$651,687	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(5,745,754)	$2,336,317
Swap contracts	$1,302,028	$6,729,394

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$46,910,000	$105,921,000	$62,857,000

27

Government Obligations Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$285,879,744	$—	$285,879,744
Collateralized Mortgage Obligations	—	95,231,352	—	95,231,352
Short-Term Investments	—	1,785,654	—	1,785,654

Total Investments	$—	$382,896,750	$—	$382,896,750

Futures Contracts	$165,880	$—	$—	$165,880

Total	$165,880	$382,896,750	$—	$383,062,630

Liability Description

Futures Contracts	$(635,050)	$—	$—	$(635,050)
Swap Contracts	—	(1,398,496)	—	(1,398,496)

Total	$(635,050)	$(1,398,496)	$—	$(2,033,546)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

Government Obligations Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Government Obligations Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), a portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities, as well as the Adviser’s process for determining the extent to which the Portfolio will invest in seasoned mortgage-backed securities instead of other government securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

30

Eaton Vance

Government Obligations Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective May 1, 2017. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Government Obligations Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Government Obligations Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Government Obligations Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692    4.30.17

Eaton Vance

High Income Opportunities Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

High Income Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	39

Officers and Trustees	42

Important Notices	43

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA, Kelley G. Baccei, and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	4.94%	10.37%	6.90%	6.19%
Class A with 4.75% Maximum Sales Charge	—	—	0.01	5.07	5.86	5.67
Class B at NAV	08/19/1986	08/19/1986	4.33	9.31	6.11	5.42
Class B with 5% Maximum Sales Charge	—	—	–0.67	4.31	5.79	5.42
Class C at NAV	06/08/1994	08/19/1986	4.56	9.56	6.10	5.41
Class C with 1% Maximum Sales Charge	—	—	3.56	8.56	6.10	5.41
Class I at NAV	10/01/2009	08/19/1986	4.83	10.39	7.16	6.39
BofA Merrill Lynch U.S. High Yield Index	—	—	5.50%	13.66%	6.87%	7.32%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	5.49	13.65	6.87	7.40

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.87%	1.62%	1.62%	0.62%

Fund Profile4

Credit Quality (% of bonds, loans, asset-backed and mortgage-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Credit ratings are categorized using S&P. If S&P does not publish a rating, then the Moody’s rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,049.40	$4.37	0.86%
Class B	$1,000.00	$1,043.30	$8.16	1.61%
Class C	$1,000.00	$1,045.60	$8.17	1.61%
Class I	$1,000.00	$1,048.30	$3.10	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.31	0.86%
Class B	$1,000.00	$1,016.80	$8.05	1.61%
Class C	$1,000.00	$1,016.80	$8.05	1.61%
Class I	$1,000.00	$1,021.80	$3.06	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in High Income Opportunities Portfolio, at value (identified cost, $1,333,435,936)	$1,395,913,712
Receivable for Fund shares sold	4,259,823
Total assets	$1,400,173,535

Liabilities
Payable for Fund shares redeemed	$4,528,888
Distributions payable	995,350
Payable to affiliates:
Distribution and service fees	193,738
Trustees’ fees	42
Accrued expenses	341,569
Total liabilities	$6,059,587
Net Assets	$1,394,113,948

Sources of Net Assets
Paid-in capital	$1,407,761,138
Accumulated net realized loss from Portfolio	(74,774,477)
Accumulated distributions in excess of net investment income	(1,350,489)
Net unrealized appreciation from Portfolio	62,477,776
Total	$1,394,113,948

Class A Shares
Net Assets	$384,320,518
Shares Outstanding	84,304,537
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.56
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.79

Class B Shares
Net Assets	$5,152,295
Shares Outstanding	1,128,684
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.56

Class C Shares
Net Assets	$136,398,705
Shares Outstanding	29,916,841
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.56

Class I Shares
Net Assets	$868,242,430
Shares Outstanding	190,258,685
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income allocated from Portfolio (net of foreign taxes, $17,624)	$42,962,928
Dividends allocated from Portfolio	615,910
Expenses allocated from Portfolio	(3,391,564)
Total investment income from Portfolio	$40,187,274

Expenses
Distribution and service fees
Class A	$523,594
Class B	28,225
Class C	675,737
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	614,898
Legal and accounting services	30,183
Printing and postage	79,327
Registration fees	82,104
Miscellaneous	9,697
Total expenses	$2,073,839

Net investment income	$38,113,435

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$5,109,658
Swap contracts	45,961
Foreign currency and forward foreign currency exchange contract transactions	(215,145)
Net realized gain	$4,940,474
Change in unrealized appreciation (depreciation) —
Investments	$23,018,653
Swap contracts	(44,108)
Foreign currency and forward foreign currency exchange contracts	1,158
Net change in unrealized appreciation (depreciation)	$22,975,703

Net realized and unrealized gain	$27,916,177

Net increase in net assets from operations	$66,029,612

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$38,113,435	$61,741,201
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	4,940,474	(2,428,486)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	22,975,703	47,982,343
Net increase in net assets from operations	$66,029,612	$107,295,058
Distributions to shareholders —
From net investment income
Class A	$(11,067,303)	$(23,585,084)
Class B	(128,423)	(401,725)
Class C	(3,068,344)	(6,097,567)
Class I	(23,196,990)	(37,155,700)
Total distributions to shareholders	$(37,461,060)	$(67,240,076)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$80,731,384	$369,475,619
Class B	5,291	109,711
Class C	13,643,839	45,195,618
Class I	311,178,101	748,958,288
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,553,327	20,957,716
Class B	108,182	338,832
Class C	2,514,207	4,695,845
Class I	19,076,162	28,924,993
Cost of shares redeemed
Class A	(220,498,710)	(235,574,153)
Class B	(767,403)	(2,411,607)
Class C	(19,534,971)	(27,421,937)
Class I	(319,817,864)	(286,856,508)
Net asset value of shares exchanged
Class A	603,312	1,688,939
Class B	(603,312)	(1,688,939)
Net increase (decrease) in net assets from Fund share transactions	$(123,808,455)	$666,392,417

Net increase (decrease) in net assets	$(95,239,903)	$706,447,399

Net Assets
At beginning of period	$1,489,353,851	$782,906,452
At end of period	$1,394,113,948	$1,489,353,851

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,350,489)	$(2,002,864)

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$4.460		$4.400	$4.650	$4.640	$4.490	$4.280

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.228	$0.237	$0.251	$0.275	$0.293
Net realized and unrealized gain (loss)	0.098		0.082	(0.217)	0.044	0.164	0.224

Total income from operations	$0.218		$0.310	$0.020	$0.295	$0.439	$0.517

Less Distributions
From net investment income	$(0.118)		$(0.250)	$(0.257)	$(0.285)	$(0.289)	$(0.307)
Tax return of capital	—		—	(0.013)	—	—	—

Total distributions	$(0.118)		$(0.250)	$(0.270)	$(0.285)	$(0.289)	$(0.307)

Net asset value — End of period	$4.560		$4.460	$4.400	$4.650	$4.640	$4.490

Total Return(2)	4.94	%(3)	7.35%	0.43%	6.49%	10.04%	12.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$384,321		$506,430	$338,952	$278,339	$249,642	$260,871
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.86	%(6)	0.86%	0.90%	0.89%	0.92%	0.94%
Net investment income	5.39	%(6)	5.23%	5.22%	5.36%	6.00%	6.72%
Portfolio Turnover of the Portfolio	23	%(3)	39%	38%	44%	62%	76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$4.470		$4.410	$4.660	$4.650	$4.500	$4.280

Income (Loss) From Operations
Net investment income(1)	$0.104		$0.197	$0.206	$0.217	$0.242	$0.262
Net realized and unrealized gain (loss)	0.088		0.080	(0.220)	0.044	0.163	0.233

Total income (loss) from operations	$0.192		$0.277	$(0.014)	$0.261	$0.405	$0.495

Less Distributions
From net investment income	$(0.102)		$(0.217)	$(0.224)	$(0.251)	$(0.255)	$(0.275)
Tax return of capital	—		—	(0.012)	—	—	—

Total distributions	$(0.102)		$(0.217)	$(0.236)	$(0.251)	$(0.255)	$(0.275)

Net asset value — End of period	$4.560		$4.470	$4.410	$4.660	$4.650	$4.500

Total Return(2)	4.33	%(3)	6.54%	(0.32)%	5.72%	9.22%	11.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,152		$6,292	$9,910	$16,243	$21,999	$31,171
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.61	%(6)	1.61%	1.65%	1.64%	1.67%	1.69%
Net investment income	4.64	%(6)	4.54%	4.53%	4.64%	5.28%	6.01%
Portfolio Turnover of the Portfolio	23	%(3)	39%	38%	44%	62%	76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$4.460		$4.400	$4.650	$4.640	$4.490	$4.280

Income (Loss) From Operations
Net investment income(1)	$0.103		$0.195	$0.204	$0.216	$0.241	$0.261
Net realized and unrealized gain (loss)	0.098		0.081	(0.219)	0.044	0.164	0.224

Total income (loss) from operations	$0.201		$0.276	$(0.015)	$0.260	$0.405	$0.485

Less Distributions
From net investment income	$(0.101)		$(0.216)	$(0.223)	$(0.250)	$(0.255)	$(0.275)
Tax return of capital	—		—	(0.012)	—	—	—

Total distributions	$(0.101)		$(0.216)	$(0.235)	$(0.250)	$(0.255)	$(0.275)

Net asset value — End of period	$4.560		$4.460	$4.400	$4.650	$4.640	$4.490

Total Return(2)	4.56	%(3)	6.54%	(0.34)%	5.70%	9.23%	11.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136,399		$136,908	$111,949	$121,827	$118,991	$124,390
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.61	%(6)	1.61%	1.65%	1.64%	1.67%	1.69%
Net investment income	4.62	%(6)	4.50%	4.49%	4.62%	5.25%	5.97%
Portfolio Turnover of the Portfolio	23	%(3)	39%	38%	44%	62%	76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$4.470		$4.410	$4.660	$4.650	$4.500	$4.280

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.238	$0.245	$0.261	$0.286	$0.304
Net realized and unrealized gain (loss)	0.088		0.083	(0.213)	0.046	0.164	0.234

Total income from operations	$0.213		$0.321	$0.032	$0.307	$0.450	$0.538

Less Distributions
From net investment income	$(0.123)		$(0.261)	$(0.268)	$(0.297)	$(0.300)	$(0.318)
Tax return of capital	—		—	(0.014)	—	—	—

Total distributions	$(0.123)		$(0.261)	$(0.282)	$(0.297)	$(0.300)	$(0.318)

Net asset value — End of period	$4.560		$4.470	$4.410	$4.660	$4.650	$4.500

Total Return(2)	4.83	%(3)	7.62%	0.70%	6.75%	10.29%	13.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$868,242		$839,724	$322,095	$160,509	$82,300	$71,485
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.61	%(6)	0.61%	0.65%	0.64%	0.66%	0.69%
Net investment income	5.62	%(6)	5.45%	5.42%	5.56%	6.23%	6.98%
Portfolio Turnover of the Portfolio	23	%(3)	39%	38%	44%	62%	76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (75.1% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $60,438,672 and deferred capital losses of $12,110,978 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($42,283,452) and October 31, 2019 ($18,155,220) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $134,361 are short-term and $11,976,617 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $21,859 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $33,991 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $523,594 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $21,169 and $506,803 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $7,056 and $168,934 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

13

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $3,000, $1,000 and $17,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $95,035,228 and $263,942,257, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	17,963,526	85,845,314
Issued to shareholders electing to receive payments of distributions in Fund shares	2,118,502	4,808,332
Redemptions	(49,399,316)	(54,585,083)
Exchange from Class B shares	134,235	388,394

Net increase (decrease)	(29,183,053)	36,456,957

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,171	25,599
Issued to shareholders electing to receive payments of distributions in Fund shares	23,961	78,203
Redemptions	(170,357)	(557,205)
Exchange to Class A shares	(133,971)	(388,100)

Net decrease	(279,196)	(841,503)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	3,030,017	10,474,062
Issued to shareholders electing to receive payments of distributions in Fund shares	557,148	1,079,789
Redemptions	(4,340,619)	(6,323,769)

Net increase (decrease)	(753,454)	5,230,082

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	69,174,221	173,971,504
Issued to shareholders electing to receive payments of distributions in Fund shares	4,223,939	6,609,667
Redemptions	(71,107,136)	(65,723,515)

Net increase	2,291,024	114,857,656

14

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 84.1%

Security	Principal Amount (000’s omitted)*	Value

Aerospace — 0.7%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	$746,944
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	1,877,062
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,468,063
Orbital ATK, Inc., 5.50%, 10/1/23	555	578,588
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,219,287
TransDigm, Inc., 6.375%, 6/15/26	85	85,850
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,053,950

		$13,029,744

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	2,770	$2,264,475

		$2,264,475

Automotive & Auto Parts — 0.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	660	$667,475
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	1,730	1,725,675
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(1)	1,420	1,412,900
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	3,145,312
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,520
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	322,694
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,445,265
Navistar International Corp., 8.25%, 11/1/21	4,475	4,553,312
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,337,600
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	811,388
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	704,579

		$16,470,720

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	1,200	$1,218,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,842,119
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,633,250
CIT Group, Inc., 5.375%, 5/15/20	835	900,756
CIT Group, Inc., 5.50%, 2/15/19(1)	490	518,788
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,426,046

		$14,538,959

Security	Principal Amount (000’s omitted)*	Value

Broadcasting — 1.0%
CBS Radio, Inc., 7.25%, 11/1/24(1)	2,290	$2,496,100
EW Scripps Co. (The), 5.125%, 5/15/25(1)	735	756,131
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,158,750
Netflix, Inc., 5.50%, 2/15/22	1,790	1,924,250
Netflix, Inc., 5.875%, 2/15/25	2,155	2,343,563
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,266,187
Tribune Media Co., 5.875%, 7/15/22	2,400	2,533,248

		$18,478,229

Building Materials — 1.5%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	3,695	$3,861,275
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	2,285	2,379,256
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,471,488
FBM Finance, Inc., 8.25%, 8/15/21(1)	3,190	3,457,131
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,725,762
HD Supply, Inc., 5.75%, 4/15/24(1)	2,435	2,593,275
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,762,387
Rexel S.A., 5.25%, 6/15/20(1)	1,782	1,827,664
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,059,737
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,340	3,582,150
USG Corp., 5.50%, 3/1/25(1)	345	363,544

		$27,083,669

Cable / Satellite TV — 7.0%
Altice Financing S.A., 6.50%, 1/15/22(1)	395	$415,244
Altice Financing S.A., 6.625%, 2/15/23(1)	2,970	3,151,913
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	2,935,225
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	7,199,400
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,016,075
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,357,431
Cablevision Systems Corp., 5.875%, 9/15/22	2,915	2,998,806
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,541,663
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	6,101,740
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,251,600
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,028,475
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,155,640
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,120,550
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,901,253

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Cable / Satellite TV (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		7,860	$8,429,850
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)		235	241,463
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)		5,404	5,583,035
CSC Holdings, LLC, 5.25%, 6/1/24		385	390,532
CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,534,550
CSC Holdings, LLC, 8.625%, 2/15/19		1,020	1,126,131
CSC Holdings, LLC, 10.125%, 1/15/23(1)		8,485	9,863,812
CSC Holdings, LLC, 10.875%, 10/15/25(1)		4,595	5,531,231
DISH DBS Corp., 5.875%, 7/15/22		2,515	2,670,402
DISH DBS Corp., 5.875%, 11/15/24		420	442,050
DISH DBS Corp., 6.75%, 6/1/21		3,625	3,951,250
DISH DBS Corp., 7.75%, 7/1/26		2,950	3,462,562
SFR Group S.A., 6.00%, 5/15/22(1)		9,035	9,452,869
SFR Group S.A., 6.25%, 5/15/24(1)		585	607,669
SFR Group S.A., 7.375%, 5/1/26(1)		3,450	3,644,062
Unitymedia GmbH, 6.125%, 1/15/25(1)		935	1,002,890
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)		2,370	2,476,650
Virgin Media Finance PLC, 5.75%, 1/15/25(1)		1,930	1,975,838
Virgin Media Finance PLC, 6.375%, 4/15/23(1)		2,240	2,360,400
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	2,652,413
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,422,600
VTR Finance B.V., 6.875%, 1/15/24(1)		4,615	4,914,975
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		1,225	1,263,281
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		4,005	4,095,112

			$130,270,642

Capital Goods — 1.0%
Anixter, Inc., 5.50%, 3/1/23		2,335	$2,483,856
Welbilt, Inc., 9.50%, 2/15/24		8,120	9,419,200
Wittur International Holding GmbH, 8.50%, 2/15/23(1)	EUR	5,800	6,557,224

			$18,460,280

Chemicals — 1.7%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,519,800
CF Industries, Inc., 4.95%, 6/1/43		2,315	1,955,411
Chemours Co. (The), 7.00%, 5/15/25		1,295	1,429,356
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		5,620	5,788,600
Platform Specialty Products Corp., 10.375%, 5/1/21(1)		1,995	2,226,919
PQ Corp., 6.75%, 11/15/22(1)		900	978,741
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,201,294

Security		Principal Amount (000’s omitted)*	Value

Chemicals (continued)
Tronox Finance, LLC, 6.375%, 8/15/20		7,490	$7,649,162
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620	2,751,000
Valvoline, Inc., 5.50%, 7/15/24(1)		835	885,100
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,905,087
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,443,088
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	571,594

			$32,305,152

Consumer Products — 1.7%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		3,490	$3,533,625
Central Garden & Pet Co., 6.125%, 11/15/23		6,300	6,756,750
HRG Group, Inc., 7.875%, 7/15/19		6,550	6,813,637
Prestige Brands, Inc., 6.375%, 3/1/24(1)		5,706	6,133,950
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23		925	993,219
Spectrum Brands, Inc., 5.75%, 7/15/25		1,685	1,814,593
Tempur Sealy International, Inc., 5.50%, 6/15/26		865	862,838
Tempur Sealy International, Inc., 5.625%, 10/15/23		1,910	1,961,570
Vista Outdoor, Inc., 5.875%, 10/1/23		3,365	3,365,000

			$32,235,182

Containers — 2.3%
ARD Finance S.A., 6.625%, 9/15/23(1)(4)	EUR	2,585	$2,933,753
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		1,540	1,573,418
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,715,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385	400,400
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		5,270	5,461,038
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145	6,713,413
Berry Plastics Corp., 6.00%, 10/15/22		1,770	1,887,263
BWAY Holding Co., 5.50%, 4/15/24(1)		4,355	4,414,881
BWAY Holding Co., 7.25%, 4/15/25(1)		4,445	4,450,556
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985	4,271,422
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,083,928
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		2,635	2,750,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202	1,236,857
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		2,075	2,237,109

			$43,129,944

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Diversified Financial Services — 2.3%
Aircastle, Ltd., 5.00%, 4/1/23	1,310	$1,401,700
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	3,810	3,952,875
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	5,997,600
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,795	1,862,313
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	2,030	2,116,275
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,380,188
Navient Corp., 4.875%, 6/17/19	40	41,396
Navient Corp., 5.50%, 1/15/19	2,490	2,592,712
Navient Corp., 6.50%, 6/15/22	2,805	2,903,175
Navient Corp., 7.25%, 1/25/22	45	48,094
Navient Corp., 8.00%, 3/25/20	6,065	6,686,662
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	8,490	8,999,400
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	4,985	5,284,100

		$43,266,490

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,122,375
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,212,656
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	443,888
IAC/InterActiveCorp, 4.875%, 11/30/18	1,451	1,471,677
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	11,975,600
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,254,487

		$18,480,683

Energy — 12.4%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	3,170	$3,217,550
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	818,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	1,860	1,873,950
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,615	1,647,300
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(1)	1,585	1,628,588
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,486,906
Antero Resources Corp., 5.625%, 6/1/23	2,295	2,372,456
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	786,994
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,834,150

Security	Principal Amount (000’s omitted)*	Value

Energy (continued)
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25(1)	4,370	$4,670,437
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	5,095	5,718,526
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	1,320	1,395,900
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,256,259
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,465,100
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,569,881
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	4,509	4,847,175
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,850	3,927,000
Denbury Resources, Inc., 5.50%, 5/1/22	715	536,250
Denbury Resources, Inc., 9.00%, 5/15/21(1)	4,820	5,109,200
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	1,080	1,088,100
Diamondback Energy, Inc., 5.375%, 5/31/25(1)	2,870	2,984,800
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	6,003,525
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,107,450
Energy Transfer Equity, L.P., 5.875%, 1/15/24	1,610	1,742,825
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	2,014,737
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,939,556
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,226,150
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	3,730	3,925,825
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	4,670	4,856,800
Gulfport Energy Corp., 6.00%, 10/15/24(1)	5,890	5,831,100
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,049,037
Halcon Resources Corp., 6.75%, 2/15/25(1)	4,240	4,091,600
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,237,813
Matador Resources Co., 6.875%, 4/15/23	3,970	4,208,200
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,190,263
Newfield Exploration Co., 5.375%, 1/1/26	2,285	2,407,819
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,633,462
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,562,000
Noble Holding International, Ltd., 7.75%, 1/15/24	2,915	2,674,512
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	949,025
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	915,750
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,694,375
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	1,410	1,427,625

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Energy (continued)
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	$2,664,375
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,118,437
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,030	5,130,600
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,593,250
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,386,900
PDC Energy, Inc., 6.125%, 9/15/24(1)	790	813,700
Precision Drilling Corp., 6.50%, 12/15/21	475	483,313
Precision Drilling Corp., 6.625%, 11/15/20	939	957,634
Precision Drilling Corp., 7.75%, 12/15/23(1)	195	207,675
Resolute Energy Corp., 8.50%, 5/1/20	1,485	1,518,413
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,452,100
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,272,575
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,858,775
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,012,850
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,504,500
SM Energy Co., 5.625%, 6/1/25	1,850	1,776,000
SM Energy Co., 6.125%, 11/15/22	3,285	3,350,700
SM Energy Co., 6.50%, 11/15/21	1,895	1,947,113
SM Energy Co., 6.50%, 1/1/23	2,820	2,876,400
SM Energy Co., 6.75%, 9/15/26	1,580	1,599,750
Southwestern Energy Co., 7.50%, 2/1/18	767	802,474
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23	1,250	1,334,375
Tervita Escrow Corp., 7.625%, 12/1/21(1)	3,510	3,624,075
Tesoro Corp., 5.375%, 10/1/22	1,970	2,058,650
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	681,600
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,648,575
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,948,062
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	1,735	1,752,350
Weatherford International, Ltd., 8.25%, 6/15/23	755	820,119
Weatherford International, Ltd., 9.875%, 2/15/24(1)	1,765	2,065,050
Whiting Petroleum Corp., 5.00%, 3/15/19	875	888,125
Whiting Petroleum Corp., 5.75%, 3/15/21	500	500,000
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	5,015	4,826,937
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,262,050
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,337,265
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	3,026,400

Security	Principal Amount (000’s omitted)*	Value

Energy (continued)
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	$3,400,800
WPX Energy, Inc., 7.50%, 8/1/20	1,860	1,980,900

		$229,406,838

Entertainment / Film — 0.2%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26(1)	1,900	$1,939,187
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27(1)	500	511,875
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,115,588

		$3,566,650

Environmental — 0.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,171,094
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,209,984
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,730,325
Covanta Holding Corp., 5.875%, 7/1/25	1,835	1,835,000
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,933,906
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,489,400

		$14,369,709

Food & Drug Retail — 1.0%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(1)	2,205	$2,464,087
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	1,770	1,814,250
Rite Aid Corp., 6.125%, 4/1/23(1)	6,815	6,780,925
Safeway, Inc., 7.25%, 2/1/31	3,750	3,646,875
Safeway, Inc., 7.45%, 9/15/27	3,054	3,031,095

		$17,737,232

Food / Beverage / Tobacco — 2.4%
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	1,025	$1,060,875
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	8,671,500
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,279,537
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	5,820	6,198,300
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	534,313
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,151,594
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,478,775
Post Holdings, Inc., 5.50%, 3/1/25(1)	4,300	4,515,000

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Food / Beverage / Tobacco (continued)
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	$1,339,062
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,098,550
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,073,950
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,884,550
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,911,250
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,035,000

		$45,232,256

Gaming — 2.9%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	$1,114,225
Eldorado Resorts, Inc., 6.00%, 4/1/25(1)	1,010	1,047,875
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,076,375
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	882,000
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,642,900
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,754,125
International Game Technology PLC, 6.50%, 2/15/25(1)	720	792,000
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,390	2,392,988
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,505	2,714,794
MGM Resorts International, 6.00%, 3/15/23	1,970	2,157,150
MGM Resorts International, 6.625%, 12/15/21	2,840	3,195,000
MGM Resorts International, 7.75%, 3/15/22	3,900	4,553,250
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	1,015	1,025,150
Scientific Games International, Inc., 7.00%, 1/1/22(1)	4,020	4,313,942
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,766,415
Station Casinos, LLC, 7.50%, 3/1/21	780	814,125
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	2,036,178
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(1)(5)	2,985	2,996,194
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	4,100	4,181,282
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(6)	3,605	1,351,875

		$53,807,843

Health Care — 9.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,025	$1,065,734
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	1,195	1,269,688
Alere, Inc., 6.375%, 7/1/23(1)	5,575	6,097,656
Alere, Inc., 6.50%, 6/15/20	1,489	1,529,948

Security		Principal Amount (000’s omitted)*	Value

Health Care (continued)
Alere, Inc., 7.25%, 7/1/18		515	$520,472
Centene Corp., 4.75%, 5/15/22		885	922,613
Centene Corp., 4.75%, 1/15/25		5,365	5,465,594
Centene Corp., 5.625%, 2/15/21		2,250	2,370,937
Centene Corp., 6.125%, 2/15/24		3,740	4,039,200
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		6,460	6,597,275
CHS/Community Health Systems, Inc., 7.125%, 7/15/20		3,985	3,591,481
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(4)(5)		2,945	3,011,262
Envision Healthcare Corp., 5.625%, 7/15/22		2,325	2,407,305
Envision Healthcare Corp., 6.25%, 12/1/24(1)		3,700	3,903,500
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)		1,510	1,617,588
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)		1,260	1,387,575
Grifols S.A., 3.20%, 5/1/25(1)	EUR	10,000	10,844,305
HCA, Inc., 4.50%, 2/15/27		795	804,532
HCA, Inc., 5.25%, 6/15/26		4,595	4,910,906
HCA, Inc., 5.875%, 2/15/26		12,010	12,790,650
HCA, Inc., 6.50%, 2/15/20		505	555,530
HCA, Inc., 7.50%, 2/15/22		1,530	1,763,937
HCA Healthcare, Inc., 6.25%, 2/15/21		1,030	1,120,125
Hologic, Inc., 5.25%, 7/15/22(1)		3,260	3,447,450
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)		5,335	5,535,062
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		8,420	8,798,900
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)		2,360	2,522,250
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		2,195	2,469,375
MEDNAX, Inc., 5.25%, 12/1/23(1)		1,645	1,686,125
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		18,175	19,583,562
Opal Acquisition, Inc., 8.875%, 12/15/21(1)		1,645	1,517,513
PRA Holdings, Inc., 9.50%, 10/1/23(1)		4,146	4,602,060
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)		4,310	4,672,471
Teleflex, Inc., 4.875%, 6/1/26		1,025	1,045,500
Teleflex, Inc., 5.25%, 6/15/24		845	874,575
Tenet Healthcare Corp., 6.00%, 10/1/20		1,615	1,703,825
Tenet Healthcare Corp., 6.75%, 6/15/23		2,105	2,015,538
Tenet Healthcare Corp., 7.50%, 1/1/22(1)		1,435	1,539,038
Tenet Healthcare Corp., 8.125%, 4/1/22		4,415	4,503,300
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)		4,890	3,636,937

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	9,845	$8,503,619
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	3,580	3,673,975
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	86	85,946
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,030	5,143,175
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,273,725
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,266,225

		$174,687,959

Homebuilders / Real Estate — 0.8%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	$3,097,675
Mattamy Group Corp., 6.875%, 12/15/23(1)	5,225	5,447,062
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,925,100
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,712,487
William Lyon Homes, Inc., 5.875%, 1/31/25(1)	1,075	1,104,563

		$14,286,887

Hotels — 0.5%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	$5,338,900
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	3,180	3,211,800
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,317,125

		$9,867,825

Insurance — 0.8%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	3,780	$4,045,072
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(4)	2,620	2,642,925
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,875,054
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,842,747

		$15,405,798

Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	2,710	$2,791,300
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,840	2,918,100
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,419,363
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,760,850
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	2,010	2,105,475

		$10,995,088

Security	Principal Amount (000’s omitted)*	Value

Metals / Mining — 3.8%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	1,605	$1,763,895
Eldorado Gold Corp., 6.125%, 12/15/20(1)	9,000	9,292,500
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	5,830	6,106,925
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,390	1,445,600
First Quantum Minerals, Ltd., 7.25%, 5/15/22(1)	2,340	2,421,900
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	2,260	2,306,612
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	8,155	8,338,487
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	832,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	1,591,483
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	2,276,438
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	3,820	4,111,275
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	887,081
Lundin Mining Corp., 7.875%, 11/1/22(1)	1,055	1,164,456
New Gold, Inc., 6.25%, 11/15/22(1)	8,739	8,957,475
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,584,400
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,533,400
Peabody Energy Corp., 6.00%, 3/31/22(1)	1,165	1,192,669
Peabody Energy Corp., 6.375%, 3/31/25(1)	1,465	1,496,131
SunCoke Energy, Inc., 7.625%, 8/1/19	89	88,110
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	3,660	3,769,800
Teck Resources, Ltd., 5.20%, 3/1/42	665	637,988
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,510,238
Teck Resources, Ltd., 6.00%, 8/15/40	745	770,144
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,914,737

		$69,994,394

Paper — 0.0%(7)
Domtar Corp., 10.75%, 6/1/17	520	$522,965

		$522,965

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,445	$3,367,487
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(4)	1,565	1,584,563

		$4,952,050

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$8,018,400

		$8,018,400

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Restaurants — 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	3,680	$3,800,704
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,789,300
Landry’s, Inc., 6.75%, 10/15/24(1)	2,585	2,714,250
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	2,545	2,625,294
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	1,996,544
Yum! Brands, Inc., 3.875%, 11/1/20	855	882,061
Yum! Brands, Inc., 3.875%, 11/1/23	265	262,681
Yum! Brands, Inc., 5.30%, 9/15/19	600	638,250

		$18,709,084

Services — 4.6%
Aramark Services, Inc., 5.125%, 1/15/24	3,695	$3,907,463
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,820	2,950,425
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,614,941
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,863,000
Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,855	3,054,850
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,263,150
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,289,963
Gartner, Inc., 5.125%, 4/1/25(1)	2,910	3,019,125
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,735	1,496,438
Hertz Corp. (The), 6.25%, 10/15/22	985	913,588
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,421,306
Laureate Education, Inc., 8.25%, 5/1/25(1)	5,920	6,097,600
Laureate Education, Inc., 9.25%, 9/1/19	5,050	5,211,852
Laureate Education, Inc., 9.25%, 9/1/19(1)	3,875	4,078,437
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	4,985	5,458,575
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,231,525
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	1,470	1,521,450
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,636,400
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	945,725
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,641,626
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,667,205
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	4,310	4,218,412
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,814,750
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,083,600
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,068,450
United Rentals North America, Inc., 7.625%, 4/15/22	457	478,136
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,523,537

		$85,471,529

Security	Principal Amount (000’s omitted)*	Value

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$965,150
Allegheny Technologies, Inc., 7.875%, 8/15/23	2,300	2,383,375
ArcelorMittal, 7.00%, 2/25/22	1,670	1,901,712
Steel Dynamics, Inc., 5.50%, 10/1/24	505	534,669
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,803,525
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	334,088

		$8,922,519

Super Retail — 2.2%
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	$1,936,400
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,637,100
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,830	4,938,675
L Brands, Inc., 6.875%, 11/1/35	5,010	4,964,910
L Brands, Inc., 8.50%, 6/15/19	3,620	4,054,400
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,376,850
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,222,725
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,214,725
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,192,975
PVH Corp., 7.75%, 11/15/23	3,385	3,977,375
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	1,065	1,104,937
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	877,625
Sonic Automotive, Inc., 6.125%, 3/15/27(1)	4,675	4,721,750

		$41,220,447

Technology — 7.9%
Avaya, Inc., 9.00%, 4/1/19(1)(6)	1,380	$1,166,100
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	2,649,875
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,632,813
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	2,820	2,851,725
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	3,245	3,476,206
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,693,035
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	3,940	4,186,250
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	6,685	7,376,303
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,190	4,633,599
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,141,090
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,087,400
First Data Corp., 7.00%, 12/1/23(1)	9,365	10,064,565
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,744,766
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,686,825
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(4)	3,120	3,204,240
Match Group, Inc., 6.375%, 6/1/24	1,990	2,174,075
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,845	1,918,800

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Technology (continued)
Micron Technology, Inc., 5.50%, 2/1/25	88	$92,400
Micron Technology, Inc., 7.50%, 9/15/23	3,335	3,743,538
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,996,300
Nuance Communications, Inc., 5.375%, 8/15/20(1)	392	400,575
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,397,950
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,729,238
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	2,505	2,658,431
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	9,065	9,382,275
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,782,062
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	5,077,888
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,448,025
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,202,031
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)(5)	2,215	2,281,450
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	5,420	5,731,650
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,747,075
Western Digital Corp., 10.50%, 4/1/24	8,255	9,761,537
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,691,675

		$146,811,767

Telecommunications — 7.7%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$2,182,250
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,890,137
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,590	1,686,990
Digicel, Ltd., 6.00%, 4/15/21(1)	3,915	3,738,825
Digicel, Ltd., 6.75%, 3/1/23(1)	3,345	3,198,656
Equinix, Inc., 5.375%, 5/15/27	2,160	2,262,146
Equinix, Inc., 5.875%, 1/15/26	3,890	4,201,200
Frontier Communications Corp., 6.25%, 9/15/21	2,985	2,776,050
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,642,875
Frontier Communications Corp., 7.625%, 4/15/24	285	245,813
Frontier Communications Corp., 8.875%, 9/15/20	2,210	2,341,208
Frontier Communications Corp., 10.50%, 9/15/22	3,870	3,913,538
Frontier Communications Corp., 11.00%, 9/15/25	2,445	2,368,594
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	2,793	2,848,860
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,349,395
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	3,175	3,270,250
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,653,981
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	3,129,490
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	195	179,400
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,768,156
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,253,749
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,474,204
SBA Communications Corp., 4.875%, 9/1/24(1)	2,885	2,917,456

Security	Principal Amount (000’s omitted)*	Value

Telecommunications (continued)
Sprint Capital Corp., 6.875%, 11/15/28	5,760	$6,264,000
Sprint Communications, Inc., 6.00%, 11/15/22	255	266,316
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	4,106,025
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,475,769
Sprint Corp., 7.125%, 6/15/24	2,270	2,474,300
Sprint Corp., 7.25%, 9/15/21	4,985	5,464,806
Sprint Corp., 7.625%, 2/15/25	3,285	3,675,094
Sprint Corp., 7.875%, 9/15/23	16,705	18,793,125
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,341,767
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,820,741
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,943,819
Uniti Group, Inc./CSL Capital, LLC, 8.25%, 10/15/23	515	552,178
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	4,170	4,258,612
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	1,805	1,920,069
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,113,650
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,880,675

		$142,644,169

Transportation Ex Air / Rail — 0.4%
CEVA Group, PLC, 7.00%, 3/1/21(1)	500	$450,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,355,200
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,595	1,680,731
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,536,875

		$8,022,806

Utilities — 1.5%
AES Corp. (The), 5.50%, 3/15/24	1,330	$1,373,225
AES Corp. (The), 5.50%, 4/15/25	285	293,550
AES Corp. (The), 6.00%, 5/15/26	4,560	4,827,900
Calpine Corp., 5.25%, 6/1/26(1)	930	940,463
Calpine Corp., 5.375%, 1/15/23	610	603,900
Dynegy, Inc., 6.75%, 11/1/19	2,165	2,208,300
Dynegy, Inc., 7.375%, 11/1/22	3,085	2,969,312
Dynegy, Inc., 7.625%, 11/1/24	1,430	1,315,600
NRG Energy, Inc., 7.25%, 5/15/26	4,085	4,197,337
NRG Energy, Inc., 7.875%, 5/15/21	297	305,910
NRG Yield Operating, LLC, 5.00%, 9/15/26(1)	3,660	3,605,100
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	2,135	2,201,719
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	345	357,938
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	2,680	2,847,500

		$28,047,754

Total Corporate Bonds & Notes (identified cost $1,496,398,604)		$1,562,716,138

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 6.2%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,960	$1,960,408

		$1,960,408

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.03%, Maturing 11/30/23	$2,709	$2,730,652

		$2,730,652

Chemicals — 0.0%(7)
Alpha 3 B.V., Term Loan, 4.15%, Maturing 1/31/24	$870	$876,254

		$876,254

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.74%, Maturing 3/20/22	$3,335	$3,389,204

		$3,389,204

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.55%, Maturing 8/23/21	$7,065	$7,644,916

		$7,644,916

Food / Beverage / Tobacco — 0.1%
Nature’s Bounty Co. (The), Term Loan, 4.65%, Maturing 5/5/23	$2,119	$2,130,934

		$2,130,934

Gaming — 0.3%
GLP Financing, LLC, Term Loan, 2.74%, Maturing 4/29/21	$4,150	$4,118,875
Lago Resort & Casino, LLC, Term Loan, 10.50%, Maturing 3/7/22	1,045	1,050,225

		$5,169,100

Health Care — 0.9%
inVentiv Health, Inc., Term Loan, 4.80%, Maturing 11/9/23	$3,726	$3,752,733
MPH Acquisition Holdings, LLC, Term Loan, 4.90%, Maturing 6/7/23	4,378	4,440,123
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	3,721	3,728,816

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (contined)
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 10/21/24	$3,900	$3,987,750
Vizient, Inc., Term Loan, 5.00%, Maturing 2/13/23	893	899,376

		$16,808,798

Metals / Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$1,512	$1,522,772
Peabody Energy Corporation, Term Loan, 5.50%, Maturing 3/31/22	3,375	3,390,467

		$4,913,239

Publishing / Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$2,005	$1,985,935

		$1,985,935

Services — 0.5%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$6,185	$5,937,600
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,864	2,881,718

		$8,819,318

Super Retail — 0.6%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,880	$3,888,082
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	5,287,675
PetSmart, Inc., Term Loan, 4.02%, Maturing 3/11/22	1,568	1,447,460
rue21, Inc., Term Loan, 0.00%, Maturing 10/9/20(6)	3,883	640,684

		$11,263,901

Technology — 1.1%
EIG Investors Corp., Term Loan, 6.04%, Maturing 2/9/23	$6,634	$6,689,342
EIG Investors Corp., Term Loan, 6.53%, Maturing 11/9/19	2,420	2,437,992
Misys Europe S.A., Term Loan, Maturing 4/27/24(9)	1,825	1,815,875
Riverbed Technology, Inc., Term Loan, 4.25%, Maturing 4/24/22	832	831,622

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology (continued)
Solera, LLC, Term Loan, 4.25%, Maturing 3/3/23	$3,521	$3,549,728
Veritas US, Inc., Term Loan, 6.77%, Maturing 1/27/23	5,621	5,600,431

		$20,924,990

Telecommunications — 1.2%
Asurion, LLC, Term Loan, 4.25%, Maturing 8/4/22	$4,856	$4,895,851
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	9,100	9,261,143
Intelsat Jackson Holdings S.A., Term Loan, 3.89%, Maturing 6/30/19	3,250	3,216,824
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	4,350	4,529,437

		$21,903,255

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$440,375
CEVA Intercompany B.V., Term Loan, 6.67%, Maturing 3/19/21	563	495,892
CEVA Logistics Canada, ULC, Term Loan, 6.67%, Maturing 3/19/21	97	85,499
CEVA Logistics US Holdings, Inc., Term Loan, 6.67%, Maturing 3/19/21	777	683,990

		$1,705,756

Utilities — 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.30%, Maturing 6/30/17	$3,500	$3,523,403

		$3,523,403

Total Senior Floating-Rate Loans (identified cost $116,493,092)		$115,750,063

Convertible Bonds — 1.0%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.2%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$2,003,438
NuVasive, Inc., 2.75%, 7/1/17	1,220	2,102,975

		$4,106,413

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.8%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,932,738
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,541,781
Pattern Energy Group, Inc., 4.00%, 7/15/20	5,175	5,255,859

		$13,730,378

Total Convertible Bonds (identified cost $15,807,305)		$17,836,791

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75%, 5/17/32(1)(5)(10)	$8,050	$8,024,844

Total Asset-Backed Securities (identified cost $7,988,207)		$8,024,844

Commercial Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$6,855	$6,909,837

Total Commercial Mortgage-Backed Securities (identified cost $6,778,162)		$6,909,837

Common Stocks — 1.2%

Security	Shares	Value

Consumer Products — 0.0%(7)
HF Holdings, Inc.(11)(12)(13)	13,600	$208,624

		$208,624

Energy — 0.7%
Ascent CNR Corp., Class A(11)(12)(13)	6,273,462	$1,405,255
Bonanza Creek Energy, Inc. (11)(12)	50,907	2,227,923
Holly Energy Partners, L.P.	90,000	3,345,300
Nine Point Energy Holdings, Inc.(1)(11)(12)	26,261	386,247
Patterson-UTI Energy, Inc.	77,595	1,676,994
Seven Generations Energy, Ltd., Class A(11)	265,561	4,702,106

		$13,743,825

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gaming — 0.2%
Melco Resorts & Entertainment, Ltd.	125,000	$2,743,750
New Cotai Participation Corp., Class B(11)(12)(13)	7	48,895

		$2,792,645

Health Care — 0.3%
Centene Corp.(11)	30,000	$2,232,000
Envision Healthcare Corp.(11)	70,100	3,927,703

		$6,159,703

Utilities — 0.0%(7)
NextEra Energy Partners L.P.	2,100	$72,765

		$72,765

Total Common Stocks (identified cost $23,092,038)		$22,977,562

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value

Energy — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00%(1)(4)(12)	591	$591,000

Total Convertible Preferred Stocks (identified cost $591,000)		$591,000

Miscellaneous — 0.9%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(11)(12)	8,415,190	$0

		$0

Energy — 0.0%
SemGroup Corp., Escrow Certificate(11)(12)	6,330,000	$0

		$0

Security	Principal Amount/ Shares	Value

Gaming — 0.9%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(11)	$1,190,644	$595
PGP Investors, LLC, Membership Interests(11)(12)(13)	25,714	17,074,282

		$17,074,877

Total Miscellaneous (identified cost $8,868,750)		$17,074,877

Short-Term Investments — 4.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(14)	87,891,885	$87,918,252

Total Short-Term Investments (identified cost $87,911,685)		$87,918,252

Total Investments — 99.0% (identified cost $1,763,928,843)		$1,839,799,364

Other Assets, Less Liabilities — 1.0%		$17,843,506

Net Assets — 100.0%		$1,857,642,870

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $968,955,684 or 52.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	When-issued/delayed delivery security.

(6)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.
(10)	Multi-step coupon security. Interest rate represents the rate in effect at April 30, 2017.

(11)	Non-income producing security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(13)	Restricted security (see Note 5).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,715,619	CAD	6,415,954	State Street Bank and Trust Company	7/31/17	$9,019	$—
USD	20,444,669	EUR	18,720,681	State Street Bank and Trust Company	7/31/17	—	(40,849)

						$9,019	$(40,849)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $1,676,017,158)	$1,751,881,112
Affiliated investment, at value (identified cost, $87,911,685)	87,918,252
Cash	440,128
Foreign currency, at value (identified cost, $92,800)	92,830
Interest receivable	27,355,404
Dividends receivable from affiliated investment	62,587
Receivable for investments sold	10,990,989
Receivable for open forward foreign currency exchange contracts	9,019
Other assets	126,649
Total assets	$1,878,876,970

Liabilities
Payable for investments purchased	$4,183,597
Payable for when-issued/delayed delivery securities	16,138,795
Payable for open forward foreign currency exchange contracts	40,849
Payable to affiliates:
Investment adviser fee	650,478
Trustees’ fees	8,457
Accrued expenses	211,924
Total liabilities	$21,234,100
Net Assets applicable to investors’ interest in Portfolio	$1,857,642,870

Sources of Net Assets
Investors’ capital	$1,781,801,518
Net unrealized appreciation	75,841,352
Total	$1,857,642,870

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income (net of foreign taxes, $23,077)	$55,188,494
Dividends	533,999
Dividends from affiliated investment	255,105
Total investment income	$55,977,598

Expenses
Investment adviser fee	$3,951,846
Trustees’ fees and expenses	53,540
Custodian fee	251,217
Legal and accounting services	64,582
Miscellaneous	36,201
Total expenses	$4,357,386

Net investment income	$51,620,212

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,694,215
Investment transactions — affiliated investment	10,848
Swap contracts	61,425
Foreign currency and forward foreign currency exchange contract transactions	(281,498)
Net realized gain	$6,484,990
Change in unrealized appreciation (depreciation) —
Investments	$30,331,986
Investments — affiliated investment	(4,462)
Swap contracts	(59,096)
Foreign currency and forward foreign currency exchange contracts	(5,413)
Net change in unrealized appreciation (depreciation)	$30,263,015

Net realized and unrealized gain	$36,748,005

Net increase in net assets from operations	$88,368,217

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$51,620,212	$90,985,151
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	6,484,990	(4,773,414)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	30,263,015	55,436,742
Net increase in net assets from operations	$88,368,217	$141,648,479
Capital transactions —
Contributions	$209,718,132	$800,483,383
Withdrawals	(317,079,665)	(353,632,789)
Net increase (decrease) in net assets from capital transactions	$(107,361,533)	$446,850,594

Net increase (decrease) in net assets	$(18,993,316)	$588,499,073

Net Assets
At beginning of period	$1,876,636,186	$1,288,137,113
At end of period	$1,857,642,870	$1,876,636,186

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.52%	0.52%	0.54%	0.56%
Net investment income	5.73	%(2)	5.61%	5.58%	5.72%	6.34%	7.06%
Portfolio Turnover	23	%(3)	39%	38%	44%	62%	76%

Total Return	4.91	%(3)	7.74%	0.82%	6.88%	10.46%	13.20%

Net assets, end of period (000’s omitted)	$1,857,643		$1,876,636	$1,288,137	$1,039,764	$1,008,382	$947,318

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 75.1%, 14.9%, 9.2% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

31

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

32

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

J  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

K  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

33

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

M  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $3,951,846 or 0.44% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $402,041,537 and $477,378,270, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,776,293,476

Gross unrealized appreciation	$83,387,098
Gross unrealized depreciation	(19,881,210)

Net unrealized appreciation	$63,505,888

34

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2017, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,255
HF Holdings, Inc.	10/27/09	13,600	730,450	208,624
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,895

Total Common Stocks			$946,575	$1,662,774

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$17,074,282

Total Miscellaneous			$8,868,750	$17,074,282

Total Restricted Securities			$9,815,325	$18,737,056

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: During the six months ended April 30, 2017, the Portfolio entered into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $40,849. At April 30, 2017, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative

35

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$9,019	(1)	$(40,849	)(2)

Total Derivatives subject to master netting or similar agreements		$9,019		$(40,849)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$9,019	$(9,019)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(40,849)	$9,019	$—	$—	$(31,830)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

36

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$61,425	$(59,096)
Foreign Exchange	Forward foreign currency exchange contracts	(256,682)	(8,337)

Total		$(195,257)	$(67,433)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts

$13,173,000	$1,486,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

37

High Income Opportunities Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,562,716,138	$—	$1,562,716,138
Senior Floating-Rate Loans	—	115,750,063	—	115,750,063
Convertible Bonds	—	17,836,791	—	17,836,791
Asset-Backed Securities	—	8,024,844	—	8,024,844
Commercial Mortgage-Backed Securities	—	6,909,837	—	6,909,837
Common Stocks	18,700,618	—	4,276,944	22,977,562
Convertible Preferred Stocks	—	—	591,000	591,000
Miscellaneous	—	595	17,074,282	17,074,877
Short-Term Investments	—	87,918,252	—	87,918,252

Total Investments	$18,700,618	$1,799,156,520	$21,942,226	$1,839,799,364

Forward Foreign Currency Exchange Contracts	$—	$9,019	$—	$9,019

Total	$18,700,618	$1,799,165,539	$21,942,226	$1,839,808,383

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(40,849)	$—	$(40,849)

Total	$—	$(40,849)	$—	$(40,849)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

38

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

41

Eaton Vance

High Income Opportunities Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.17

Eaton Vance

Multi-Strategy Absolute

Return Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Multi-Strategy Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	35

Officers and Trustees	39

Important Notices	40

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/2004	12/07/2004	0.81%	2.17%	1.08%	2.26%
Class A with 4.75% Maximum Sales Charge	—	—	–3.94	–2.68	0.12	1.77
Class B at NAV	12/07/2004	12/07/2004	0.50	1.45	0.34	1.51
Class B with 5% Maximum Sales Charge	—	—	–4.50	–3.55	–0.04	1.51
Class C at NAV	12/07/2004	12/07/2004	0.39	1.36	0.34	1.51
Class C with 1% Maximum Sales Charge	—	—	–0.61	0.36	0.34	1.51
Class I at NAV	10/01/2009	12/07/2004	0.93	2.43	1.34	2.47
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.23%	0.40%	0.15%	0.65%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.27%	2.02%	2.02%	1.01%

Fund Profile4

Portfolio Allocation (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	24.7%

Global Macro Absolute Return Advantage Portfolio	10.2

Total Return Swaps (Risk Premia)*	7.7

Parametric International Markets Neutral Strategy	3.5

Parametric Emerging Market Neutral Strategy	3.3

Income Strategies	39.4%

Eaton Vance Floating Rate Portfolio	15.7

ABS*	7.0

U.S. Treasury Inflation-Protected Notes*	5.7

U.S. Treasury Obligations*	5.2

CMBS*	2.0

Japanese Breakeven Inflation*	1.9

Collateralized Mortgage Obligations*	1.0

Corporate Bonds & Notes*	0.9

Other	8.2%

U.S. Treasury Futures*	4.4

Gold ETFs*	0.4

Options Purchased*	0.0 **

Eaton Vance Hexavest Global Equity Fund, Class I	3.4

Cash & Cash Equivalents*	40.4%

*	Held in MSAR Completion Portfolio

**	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund.

[5]

Economic value is shown for derivative holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities. ABS refers to asset-backed securities. Breakeven inflation is the difference between the nominal yield on a fixed rate investment and the yield on an inflation-linked investment of similar credit quality and term to maturity.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.10	$6.17	1.24%
Class B	$1,000.00	$1,005.00	$9.89	1.99%
Class C	$1,000.00	$1,003.90	$9.89	1.99%
Class I	$1,000.00	$1,009.30	$4.93	0.99%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.21	1.24%
Class B	$1,000.00	$1,014.90	$9.94	1.99%
Class C	$1,000.00	$1,014.90	$9.94	1.99%
Class I	$1,000.00	$1,019.90	$4.96	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets

Eaton Vance Floating Rate Portfolio (identified cost, $19,084,864)		$17,010,654	15.7%
Global Macro Absolute Return Advantage Portfolio (identified cost, $10,641,908)		11,136,736	10.2
MSAR Completion Portfolio (identified cost, $70,263,726)		69,792,007	64.2

Total Investments in Affiliated Portfolios (identified cost $99,990,498)		$97,939,397	90.1%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	292,079	$3,656,823	3.4%
Parametric Emerging Markets Fund, Class R6	255,172	3,625,992	3.3
Parametric International Equity Fund, Class R6	299,890	3,757,618	3.5

Total Investments in Affiliated Investment Funds (identified cost $10,228,454)		$11,040,433	10.2%

Total Investments (identified cost $110,218,952)		$108,979,830	100.3%

Other Assets, Less Liabilities		$(333,747)	(0.3)%

Net Assets		$108,646,083	100.0%

5	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Affiliated investments, at value (identified cost, $110,218,952)	$108,979,830
Receivable for Fund shares sold	19,791
Total assets	$108,999,621

Liabilities
Payable for Fund shares redeemed	$265,726
Payable to affiliates:
Distribution and service fees	31,135
Trustees’ fees	43
Accrued expenses	56,634
Total liabilities	$353,538
Net Assets	$108,646,083

Sources of Net Assets
Paid-in capital	$153,902,305
Accumulated net realized loss	(44,067,568)
Accumulated undistributed net investment income	50,468
Net unrealized depreciation	(1,239,122)
Total	$108,646,083

Class A Shares
Net Assets	$64,355,207
Shares Outstanding	7,375,655
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.73
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.17

Class B Shares
Net Assets	$846,734
Shares Outstanding	97,120
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.72

Class C Shares
Net Assets	$20,443,830
Shares Outstanding	2,346,243
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.71

Class I Shares
Net Assets	$23,000,312
Shares Outstanding	2,636,998
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends from Affiliated Investment Funds	$111,791
Miscellaneous income	60,623
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $2,321)	939,130
Dividends allocated from affiliated Portfolios (net of foreign taxes, $850)	146,329
Expenses, excluding interest expense, allocated from affiliated Portfolios	(452,011)
Interest expense allocated from affiliated Portfolios	(789)
Total investment income	$805,073

Expenses
Distribution and service fees
Class A	$89,706
Class B	5,241
Class C	106,969
Trustees’ fees and expenses	250
Custodian fee	11,786
Transfer and dividend disbursing agent fees	25,664
Legal and accounting services	25,541
Printing and postage	14,470
Registration fees	34,200
Miscellaneous	6,994
Total expenses	$320,821

Net investment income	$484,252

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions — Affiliated Investment Funds	$413,149
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	91,399
Written options	53,573
Futures contracts	(124,087)
Swap contracts	(186,726)
Forward commodity contracts	(6,046)
Foreign currency and forward foreign currency exchange contract transactions	398,290
Net realized gain	$639,552
Change in unrealized appreciation (depreciation) —
Investments — Affiliated Investment Funds	$415,970
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net increase in accrued foreign capital gains taxes of $1,190)	(260,853)
Written options	18,834
Securities sold short	545
Futures contracts	21,392
Swap contracts	(617,660)
Forward commodity contracts	275,785
Foreign currency and forward foreign currency exchange contracts	(101,632)
Net change in unrealized appreciation (depreciation)	$(247,619)

Net realized and unrealized gain	$391,933

Net increase in net assets from operations	$876,185

7	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$484,252	$865,500
Net realized gain from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	639,552	228,868
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(247,619)	2,833,337
Net increase in net assets from operations	$876,185	$3,927,705
Distributions to shareholders —
From net investment income
Class A	$(403,645)	$(982,022)
Class B	(2,668)	(8,201)
Class C	(57,394)	(125,164)
Class I	(151,295)	(403,754)
Total distributions to shareholders	$(615,002)	$(1,519,141)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,793,533	$19,554,563
Class B	184	12,177
Class C	269,174	1,164,716
Class I	6,350,860	6,842,155
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	389,938	944,321
Class B	1,896	6,144
Class C	52,702	114,314
Class I	96,843	277,414
Cost of shares redeemed
Class A	(17,324,299)	(23,437,892)
Class B	(174,632)	(414,625)
Class C	(2,704,358)	(7,389,015)
Class I	(4,773,657)	(27,160,941)
Net asset value of shares exchanged
Class A	241,384	523,031
Class B	(241,384)	(523,031)
Net decrease in net assets from Fund share transactions	$(15,021,816)	$(29,486,669)

Net decrease in net assets	$(14,760,633)	$(27,078,105)

Net Assets
At beginning of period	$123,406,716	$150,484,821
At end of period	$108,646,083	$123,406,716

Accumulated undistributed net investment income included in net assets
At end of period	$50,468	$181,218

8	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.700		$8.540	$8.690	$8.770	$9.090	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.040		$0.064	$0.110	$0.178	$0.164	$0.171
Net realized and unrealized gain (loss)	0.040		0.204	(0.081)	(0.052)	(0.274)	0.007

Total income (loss) from operations	$0.080		$0.268	$0.029	$0.126	$(0.110)	$0.178

Less Distributions
From net investment income	$(0.050)		$(0.108)	$(0.129)	$(0.205)	$(0.134)	$(0.188)
Tax return of capital	—		—	(0.050)	(0.001)	(0.076)	(0.060)

Total distributions	$(0.050)		$(0.108)	$(0.179)	$(0.206)	$(0.210)	$(0.248)

Net asset value — End of period	$8.730		$8.700	$8.540	$8.690	$8.770	$9.090

Total Return(2)	0.81	%(3)	3.16%	0.32%	1.45%	(1.23)%	1.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,355		$78,089	$79,016	$104,788	$172,036	$338,114
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.24	%(7)	1.27%	1.24%	1.29%	1.33%	1.27%
Net investment income	0.94	%(7)	0.74%	1.27%	2.04%	1.83%	1.88%
Portfolio Turnover of the Fund(8)	6	%(3)	44%	42%	68%	20%	68%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.03%, 0.08% and 0.09% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.700		$8.540	$8.680	$8.770	$9.080	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.008		$0.002	$0.048	$0.113	$0.097	$0.103
Net realized and unrealized gain (loss)	0.035		0.199	(0.077)	(0.065)	(0.266)	0.006

Total income (loss) from operations	$0.043		$0.201	$(0.029)	$0.048	$(0.169)	$0.109

Less Distributions
From net investment income	$(0.023)		$(0.041)	$(0.081)	$(0.137)	$(0.090)	$(0.136)
Tax return of capital	—		—	(0.030)	(0.001)	(0.051)	(0.043)

Total distributions	$(0.023)		$(0.041)	$(0.111)	$(0.138)	$(0.141)	$(0.179)

Net asset value — End of period	$8.720		$8.700	$8.540	$8.680	$8.770	$9.080

Total Return(2)	0.50	%(3)	2.35%	(0.35)%	0.55%	(1.88)%	1.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$847		$1,260	$2,148	$4,223	$8,118	$16,541
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.99	%(7)	2.02%	1.99%	2.04%	2.08%	2.02%
Net investment income	0.17	%(7)	0.02%	0.55%	1.30%	1.08%	1.13%
Portfolio Turnover of the Fund(8)	6	%(3)	44%	42%	68%	20%	68%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.03%, 0.08% and 0.09% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$8.700		$8.530		$8.680	$8.770	$9.090	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.008		$0.000	(2)	$0.044	$0.112	$0.097	$0.103
Net realized and unrealized gain (loss)	0.026		0.213		(0.080)	(0.062)	(0.275)	0.016

Total income (loss) from operations	$0.034		$0.213		$(0.036)	$0.050	$(0.178)	$0.119

Less Distributions
From net investment income	$(0.024)		$(0.043)		$(0.083)	$(0.139)	$(0.091)	$(0.136)
Tax return of capital	—		—		(0.031)	(0.001)	(0.051)	(0.043)

Total distributions	$(0.024)		$(0.043)		$(0.114)	$(0.140)	$(0.142)	$(0.179)

Net asset value — End of period	$8.710		$8.700		$8.530	$8.680	$8.770	$9.090

Total Return(3)	0.39	%(4)	2.50%		(0.44)%	0.58%	(1.97)%	1.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,444		$22,790		$28,442	$37,384	$54,181	$91,682
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.99	%(8)	2.02%		1.99%	2.04%	2.08%	2.02%
Net investment income	0.19	%(8)	0.00	%(9)	0.51%	1.28%	1.08%	1.13%
Portfolio Turnover of the Fund(10)	6	%(4)	44%		42%	68%	20%	68%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.03%, 0.08% and 0.09% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Annualized.

(9)	Amount represents less than 0.005%.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.700		$8.530	$8.680	$8.770	$9.090	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.052		$0.089	$0.133	$0.201	$0.188	$0.196
Net realized and unrealized gain (loss)	0.029		0.210	(0.083)	(0.062)	(0.275)	0.014

Total income (loss) from operations	$0.081		$0.299	$0.050	$0.139	$(0.087)	$0.210

Less Distributions
From net investment income	$(0.061)		$(0.129)	$(0.143)	$(0.228)	$(0.149)	$(0.205)
Tax return of capital	—		—	(0.057)	(0.001)	(0.084)	(0.065)

Total distributions	$(0.061)		$(0.129)	$(0.200)	$(0.229)	$(0.233)	$(0.270)

Net asset value — End of period	$8.720		$8.700	$8.530	$8.680	$8.770	$9.090

Total Return(2)	0.93	%(3)	3.54%	0.57%	1.60%	(0.97)%	2.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,000		$21,268	$40,880	$67,365	$277,981	$273,464
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.99	%(7)	1.01%	0.99%	1.05%	1.08%	1.01%
Net investment income	1.20	%(7)	1.03%	1.53%	2.30%	2.10%	2.15%
Portfolio Turnover of the Fund(8)	6	%(3)	44%	42%	68%	20%	68%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, less than 0.005%, 0.03%, 0.08% and 0.09% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in three portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2017 were as follows: Eaton Vance Floating Rate Portfolio (0.2%), Global Macro Absolute Return Advantage Portfolio (0.5%) and MSAR Completion Portfolio (97.7%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. The financial statements of MSAR Completion Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by MSAR Completion Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the

13

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Funds is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from Affiliated Investment Funds are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $13,040,169 and deferred capital losses of $26,008,604 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($9,100,702) and October 31, 2018 ($3,939,467) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $20,632,017 are short-term and $5,376,587 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$115,883,776

Gross unrealized appreciation	$1,043,396
Gross unrealized depreciation	(7,947,342)

Net unrealized depreciation	$(6,903,946)

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios and Affiliated Investment Funds) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2017, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios amounted to $334,069 or 0.58% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $2,783 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $52 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $3,905,074 and $3,562,616, respectively, for the six months ended April 30, 2017.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

15

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $89,706 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $3,931 and $80,227 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $1,310 and $26,742 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $400 and $100 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

7  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	1,744,832	2,350,369
Global Macro Absolute Return Advantage Portfolio	123,829	1,747,440
MSAR Completion Portfolio	947,289	14,954,257

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	321,314	2,271,500
Issued to shareholders electing to receive payments of distributions in Fund shares	44,866	109,696
Redemptions	(1,991,784)	(2,721,514)
Exchange from Class B shares	27,758	60,749

Net decrease	(1,597,846)	(279,569)

16

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	21	1,413
Issued to shareholders electing to receive payments of distributions in Fund shares	219	716
Redemptions	(20,107)	(48,184)
Exchange to Class A shares	(27,772)	(60,792)

Net decrease	(47,639)	(106,847)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	31,009	135,785
Issued to shareholders electing to receive payments of distributions in Fund shares	6,071	13,320
Redemptions	(311,492)	(861,341)

Net decrease	(274,412)	(712,236)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	730,261	795,703
Issued to shareholders electing to receive payments of distributions in Fund shares	11,143	32,310
Redemptions	(549,128)	(3,173,349)

Net increase (decrease)	192,276	(2,345,336)

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

Eaton Vance Hexavest Global Equity Fund, Class I	—	292,079	—	292,079	$3,656,823	$—	$—
Parametric Emerging Markets Fund, Class R6	378,973	2,404	(126,205)	255,172	3,625,992	30,242	297,136
Parametric International Equity Fund, Class R6	425,843	20,898	(146,851)	299,890	3,757,618	81,549	116,013

					$11,040,433	$111,791	$413,149

17

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2017 and October 31, 2016, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

18

MSAR Completion Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 4.436%, 10/25/29(1)	$550	$562,541
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(1)	550	599,362

Total Collateralized Mortgage Obligations (identified cost $1,130,700)		$1,161,903

Commercial Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$400	$401,939
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	597	596,384
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 6.126%, 6/11/49(3)	1,248	1,253,420

Total Commercial Mortgage-Backed Securities (identified cost $2,264,359)		$2,251,743

Asset-Backed Securities — 10.9%

Security	Principal Amount (000’s omitted)	Value

Automotive — 6.1%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$492	$491,468
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/19	450	449,305
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	9	8,666
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(2)	271	271,094
Series 2016-2A, Class A1, 1.53%, 11/16/20(2)	175	174,513
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	35,009
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	500	499,796
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A2, 1.15%, 1/15/19	500	499,503

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19	$114	$113,644
Series 2016-3, Class A2, 1.34%, 11/15/19	458	457,340
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A2A, 1.284%, 11/26/18(2)	458	457,142
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	523	523,961
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20	383	382,445

		$4,363,886

Computers — 1.5%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)	$600	$602,955
Series 2016-1, Class A2, 1.43%, 9/24/18(2)	483	483,343

		$1,086,298

Credit Card — 1.4%
Chase Issuance Trust
Series 2016-A6, Class A6, 1.10%, 1/15/20	$500	$499,011
World Financial Network Credit Card Master Trust
Series 2012-B, Class A, 1.76%, 5/17/21	500	500,676

		$999,687

Other — 1.1%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(2)	$750	$754,663

		$754,663

Single Family Home Rental — 0.8%
Colony American Homes
Series 2014-1A, Class C, 2.844%, 5/17/31(2)(3)	$250	$250,244
Series 2014-1A, Class D, 3.144%, 5/17/31(2)(3)	352	352,583

		$602,827

Total Asset-Backed Securities (identified cost $7,791,674)		$7,807,361

19	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Government Bonds — 2.9%

Security		Principal Amount (000’s omitted)	Value

Japan — 2.9%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	110,058	$1,040,109
Japan Government CPI Linked Bond, 0.10%, 3/10/26(4)	JPY	107,471	1,018,550

Total Japan			$2,058,659

Total Foreign Government Bonds (identified cost $2,121,743)			$2,058,659

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.5%
Duke Energy Florida Project Finance, LLC
1.196%, 3/1/20	$1,046	$1,040,534

Total Corporate Bonds & Notes (identified cost $1,046,383)		$1,040,534

Exchange-Traded Funds — 0.7%

Security	Shares	Value

Commodity Funds — 0.7%
iShares Gold Trust(5)	39,491	$482,185

Total Exchange-Traded Funds (identified cost $468,672)		$482,185

U.S. Treasury Obligations — 16.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(6)	$2,548	$2,578,376
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(6)	1,282	1,276,791
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/26(6)	2,540	2,494,751
U.S. Treasury Note, 1.00%, 5/15/18	5,750	5,740,679

Total U.S. Treasury Obligations (identified cost $12,153,890)		$12,090,597

Currency Options Purchased — 0.0%(7)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Put EUR/Call USD	Bank of America, N.A.	EUR 5,000	USD 1.03	7/20/17	$8,500

Total Currency Options Purchased (identified cost $31,800)					$8,500

Call Options Purchased — 0.0%(7)

Exchange-Traded Options — 0.0%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value

SPDR Gold Shares	40	$126	6/16/17	$1,960

Total Call Options Purchased (identified cost $2,977)				$1,960

Put Options Purchased — 0.0%(7)

Exchange-Traded Options — 0.0%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	8	$2,300	5/19/17	$3,440

Total Put Options Purchased (identified cost $29,147)				$3,440

Short-Term Investments — 34.9%

U.S. Treasury Obligations — 14.0%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/25/17(8)	$10,000	$9,995,600

Total U.S. Treasury Obligations (identified cost $9,996,800)		$9,995,600

20	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 20.9%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(9)	14,958,306	$14,962,793

Total Other (identified cost $14,961,116)		$14,962,793

Total Short-Term Investments (identified cost $24,957,916)		$24,958,393

Total Investments — 72.6% (identified cost $51,999,261)		$51,865,275

Put Options Written — (0.0)%(7)

Exchange-Traded Options — (0.0)%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	8	$2,150	5/19/17	$(800)
SPDR Gold Shares	54	112	6/16/17	(513)

Total Put Options Written (premiums received $13,364)				$(1,313)

Other Assets, Less Liabilities — 27.4%				$19,570,231

Net Assets — 100.0%				$71,434,193

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $4,272,437 or 6.0% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Non-income producing security.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,061,618	JPY	230,512,396	Bank of America, N.A.	5/31/17	$—	$(8,429)

						$—	$(8,429)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
Japan 10-Year Bond	2	Short	Jun-17	$(2,696,009)	$(2,709,486)	$(13,477)
U.S. 2-Year Treasury Note	27	Long	Jun-17	5,848,924	5,848,453	(471)
U.S. 10-Year Treasury Note	11	Short	Jun-17	(1,375,496)	(1,382,907)	(7,411)
U.S. Ultra 10-Year Treasury Note	21	Short	Jun-17	(2,827,227)	(2,844,516)	(17,289)
U.S. Ultra-Long Treasury Bond	20	Long	Jun-17	3,241,380	3,258,750	17,370

						$(21,278)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

21	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$2,341	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/21/18	$26,277
Bank of America, N.A.	4,476	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.04%	8/21/17	(231,541)
Bank of America, N.A.	3,140	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA plus 0.28%	8/21/17	(108,964)
Bank of America, N.A.	2,297	Pays	S&P 500 Total Return Index(2)	Receives	1-month USD LIBOR-BBA plus 0.37%	4/5/18	(30,247)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65%	10/4/17	(1,878)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/4/17	(796)

							$(347,149)

(1)

Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)

Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Currency Abbreviations:

EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar

22	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $37,038,145)	$36,902,482
Affiliated investment, at value (identified cost, $14,961,116)	14,962,793
Cash	19,734,801
Restricted cash*	212,583
Foreign currency, at value (identified cost, $804)	827
Interest receivable	47,011
Dividends receivable from affiliated investment	21,122
Receivable for variation margin on open financial futures contracts	580
Receivable for open swap contracts	26,277
Receivable for closed swap contracts	29,948
Tax reclaims receivable	15
Total assets	$71,938,439

Liabilities
Written options outstanding, at value (premiums received, $13,364)	$1,313
Payable for open forward foreign currency exchange contracts	8,429
Payable for open swap contracts	373,426
Payable for closed swap contracts	1,584
Payable to affiliates:
Investment adviser fee	36,713
Trustees’ fees	441
Accrued expenses	82,340
Total liabilities	$504,246
Net Assets applicable to investors’ interest in Portfolio	$71,434,193

Sources of Net Assets
Investors’ capital	$71,932,961
Net unrealized depreciation	(498,768)
Total	$71,434,193

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

23	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $162)	$237,270
Dividends from affiliated investment	124,048
Total investment income	$361,318

Expenses
Investment adviser fee	$240,144
Trustees’ fees and expenses	2,625
Custodian fee	52,911
Legal and accounting services	47,210
Miscellaneous	4,872
Total expenses	$347,762

Net investment income	$13,556

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$92
Investment transactions — affiliated investment	5,156
Written options	40,812
Financial futures contracts	(166,108)
Swap contracts	(209,487)
Foreign currency and forward foreign currency exchange contracts transactions	96,452
Net realized loss	$(233,083)
Change in unrealized appreciation (depreciation) —
Investments	$(283,569)
Investments — affiliated investment	(1,909)
Written options	(14)
Financial futures contracts	89,575
Swap contracts	(443,313)
Foreign currency and forward foreign currency exchange contracts	(10,139)
Net change in unrealized appreciation (depreciation)	$(649,369)

Net realized and unrealized loss	$(882,452)

Net decrease in net assets from operations	$(868,896)

24	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income (loss)	$13,556	$(188,558)
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(233,083)	1,528,765
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(649,369)	574,849
Net increase (decrease) in net assets from operations	$(868,896)	$1,915,056
Capital transactions —
Contributions	$947,289	$40,086,530
Withdrawals	(15,055,973)	(46,847,005)
Net decrease in net assets from capital transactions	$(14,108,684)	$(6,760,475)

Net decrease in net assets	$(14,977,580)	$(4,845,419)

Net Assets
At beginning of period	$86,411,773	$91,257,192
At end of period	$71,434,193	$86,411,773

25	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Consolidated Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.89	%(2)	0.94%	0.95%	0.97%	0.91%	0.86%
Net investment income (loss)	0.03	%(2)	(0.24)%	(0.43)%	0.76%	1.40%	0.47%
Portfolio Turnover	45	%(3)	120%	95%	39%	74%	37%

Total Return	(1.11	)%(3)	2.58%	2.29%	1.87%	(2.57)%	(0.20)%

Net assets, end of period (000’s omitted)	$71,434		$86,412	$91,257	$84,417	$111,123	$182,891

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

26	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

MSAR Completion Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Multi-Strategy Absolute Return Fund held a 97.7% interest in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $7,437,834 or 10.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

27

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

28

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. In addition, BMR also receives an investment adviser fee in an amount equal to 0.55% of the Portfolio’s average daily net assets up to $500 million that are subject to a written put spread and/or call spread strategy and at reduced rates when the Portfolio’s daily net assets are $500 million or more. The Portfolio’s daily net assets that are subject to a written put spread and/or call spread strategy may exceed the Portfolio’s daily net assets on any day. The investment adviser fee is payable monthly. For the six months ended April 30, 2017, the investment adviser fee amounted to $240,144 or 0.62% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio’s options strategy to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

29

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,954,022	$8,891,864
U.S. Government and Agency Securities	9,988,335	3,518,212

	$11,942,357	$12,410,076

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,394,290

Gross unrealized appreciation	$—
Gross unrealized depreciation	(575,326)

Net unrealized depreciation	$(575,326)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written options, forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended April 30, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	24	$18,925
Options written	330	37,642
Options terminated in closing purchase transactions	(259)	(21,887)
Options exercised	(9)	(2,391)
Options expired	(24)	(18,925)

Outstanding, end of period	62	$13,364

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: During the six months ended April 30, 2017, the Portfolio sought to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciated or depreciated sufficiently over the period to offset the net premium received, the Portfolio incurred a net loss. The amount of potential loss in the event of a sharp market movement was subject to a cap, defined as the

30

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. The Portfolio also enters into total return swap contracts and equity index options to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to hedge against fluctuations in currency exchange rates and security prices.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into interest rate futures contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $381,855. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $210,000 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$1,960	$3,440	$8,500	$—	$13,900
Net unrealized depreciation*	—	—	—	17,370	17,370
Receivable for open swap contracts	—	26,277	—	—	26,277

Total Asset Derivatives	$1,960	$29,717	$8,500	$17,370	$57,547

Derivatives not subject to master netting or similar agreements	$1,960	$3,440	$—	$17,370	$22,770

Total Asset Derivatives subject to master netting or similar agreements	$—	$26,277	$8,500	$—	$34,777

31

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$(513)	$(800)	$—	$—	$(1,313)
Net unrealized depreciation*	—	—	—	(38,648)	(38,648)
Payable for open forward foreign currency exchange contracts	—	—	(8,429)	—	(8,429)
Payable for open swap contracts	(1,878)	(371,548)	—	—	(373,426)

Total Liability Derivatives	$(2,391)	$(372,348)	$(8,429)	$(38,648)	$(421,816)

Derivatives not subject to master netting or similar agreements	$(513)	$(800)	$—	$(38,648)	$(39,961)

Total Liability Derivatives subject to master netting or similar agreements	$(1,878)	$(371,548)	$(8,429)	$—	$(381,855)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$34,777	$(34,777)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(379,181)	$34,777	$—	$—	$(344,404)
Societe Generale	(2,674)	—	—	1,878	(796)

	$(381,855)	$34,777	$—	$1,878	$(345,200)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

32

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(77,667)	$(2,601)	$—	$—
Financial futures contracts	—	—	—	(166,108)
Written options	21,887	18,925	—	—
Swap contracts	116,137	(325,624)	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	95,648	—

Total	$60,357	$(309,300)	$95,648	$(166,108)

Change in unrealized appreciation (depreciation) —
Investments	$52,599	$(24,079)	$(23,300)	$—
Financial futures contracts	—	—	—	89,575
Written options	2,286	(2,300)	—	—
Swap contracts	9	(443,322)	—	—
Foreign currency and forward currency exchange contracts	—	—	(9,918)	—

Total	$54,894	$(469,701)	$(33,218)	$89,575

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$7,454,000	$5,160,000	$1,922,000	$16,823,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased non-currency options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $331,000 and 148 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

33

MSAR Completion Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$1,161,903	$—	$1,161,903
Commercial Mortgage-Backed Securities	—	2,251,743	—	2,251,743
Asset-Backed Securities	—	7,807,361	—	7,807,361
Foreign Government Bonds	—	2,058,659	—	2,058,659
Corporate Bonds & Notes	—	1,040,534	—	1,040,534
Exchange-Traded Funds	482,185	—	—	482,185
U.S. Treasury Obligations	—	12,090,597	—	12,090,597
Currency Options Purchased	—	8,500	—	8,500
Call Options Purchased	1,960	—	—	1,960
Put Options Purchased	3,440	—	—	3,440
Short-Term Investments —
U.S. Treasury Obligations	—	9,995,600	—	9,995,600
Other	—	14,962,793	—	14,962,793

Total Investments	$487,585	$51,377,690	$—	$51,865,275

Futures Contracts	$17,370	$—	$—	$17,370
Swap Contracts	—	26,277	—	26,277

Total	$504,955	$51,403,967	$—	$51,908,922

Liability Description

Put Options Written	$(1,313)	$—	$—	$(1,313)
Forward Foreign Currency Exchange Contracts	—	(8,429)	—	(8,429)
Futures Contracts	(38,648)	—	—	(38,648)
Swap Contracts	—	(373,426)	—	(373,426)

Total	$(39,961)	$(381,855)	$—	$(421,816)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

35

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi Strategy Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Portfolio Associates LLC (“PPA”), an affiliate of EVM, with respect to MSAR Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio and the sub-advisory agreement for the Portfolio (together, the “investment advisory agreements”). EVM, with respect to the Fund, and BMR and PPA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. With respect to the

36

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Portfolio, the Board considered BMR’s responsibilities overseeing PPA, and the abilities and experience of BMR’s and PPA’s investment professionals with respect to investing in stocks and options on indices. In approving the advisory agreements, the Board noted that EVM would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would not receive a fee, or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board also considered the performance of the Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by EVM to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services EVM provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to EVM as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds. The Board noted that EVM does not receive an advisory fee for direct investments made on behalf of the Fund. The Board also noted that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

37

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Advisers and their affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

38

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7742    4.30.17

Eaton Vance

Multi-Strategy All Market Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Multi-Strategy All Market Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	32

Important Notices	33

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2011	10/31/2011	5.18%	8.22%	3.65%	3.82%
Class A with 4.75% Maximum Sales Charge	—	—	0.19	3.08	2.66	2.90
Class C at NAV	10/31/2011	10/31/2011	4.82	7.49	2.87	3.03
Class C with 1% Maximum Sales Charge	—	—	3.82	6.49	2.87	3.03
Class I at NAV	10/31/2011	10/31/2011	5.32	8.51	3.90	4.06
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–0.67%	0.83%	2.27%	2.51%
MSCI All Country World Index	—	—	11.76	15.14	8.95	9.47
Blended Index	—	—	5.40	7.81	5.73	6.10

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.65%	2.40%	1.40%
Net				1.45	2.20	1.20

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com

2

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Fund Profile4

Portfolio Allocation (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	16.4%

Total Return Swaps (Risk Premia)	8.4

Global Macro Absolute Return Advantage Portfolio	8.0

Income Strategies	31.9%

Eaton Vance Floating Rate Portfolio	17.5

U.S. Treasury Inflation-Protected Notes	4.5

CMBS	3.9

Japanese Breakeven Inflation	2.4

ABS	2.2

Collateralized Mortgage Obligations	1.4

Equity Strategies	45.8%

Eaton Vance Hexavest Global Equity Fund, Class I	20.2

Parametric International Equity Fund, Class R6	6.8

Parametric Emerging Markets Fund, Class R6	5.1

iShares Core S&P 500 ETF	3.9

Eaton Vance Real Estate Fund, Class I	2.5

iShares MSCI Japan ETF	2.4

iShares MSCI United Kingdom ETF	2.1

WisdomTree Japan Hedged Equity Fund	1.2

iShares Core S&P Small-Cap ETF	1.0

iShares MSCI Eurozone ETF	0.6

Other	29.7%

U.S. Treasury Futures	28.1

SPDR Gold Trust	1.6

Options Purchased	0.0 *

Cash & Cash Equivalents	12.7%
* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted market- capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index and 50% MSCI All Country World Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund.

[5]	Economic value is shown for derivative holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities. ABS refers to asset-backed securities. Breakeven inflation is the difference between the nominal yield on a fixed rate investment and the yield on an inflation-linked investment of similar credit quality and term to maturity.

Fund profile subject to change due to active management.

4

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,051.80	$5.55	**	1.09%
Class C	$1,000.00	$1,048.20	$9.34	**	1.84%
Class I	$1,000.00	$1,053.20	$4.28	**	0.84%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.46	**	1.09%
Class C	$1,000.00	$1,015.70	$9.20	**	1.84%
Class I	$1,000.00	$1,020.60	$4.21	**	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 25.5%

Description		Value

Eaton Vance Floating Rate Portfolio (identified cost, $7,997,512)		$7,525,378
Global Macro Absolute Return Advantage Portfolio (identified cost, $3,869,725)		3,424,821

Total Investments in Affiliated Portfolios (identified cost $11,867,237)		$10,950,199

Investments in Affiliated Investment Funds — 34.6%

Security	Shares	Value

Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	695,111	$8,702,790
Eaton Vance Real Estate Fund, Class I	79,315	1,069,965
Parametric Emerging Markets Fund, Class R6	153,838	2,186,032
Parametric International Equity Fund, Class R6	234,505	2,938,347

Total Investments in Affiliated Investment Funds (identified cost $13,391,940)		$14,897,134

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class B1, 5.941%, 7/25/29(1)	$200	$201,996
Series 2017-DNA2, Class M2, 4.436%, 10/25/29(1)	200	204,561
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(1)	200	217,950

Total Collateralized Mortgage Obligations (identified cost $611,163)		$624,507

Commercial Mortgage-Backed Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$200	$200,969
COMM Mortgage Trust
Series 2014-CR17, Class D, 4.959%, 5/10/47(2)(3)	125	110,159
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.822%, 4/15/47(2)(3)	150	134,100
Series 2014-C21, Class D, 4.816%, 8/15/47(2)(3)	200	168,683
Series 2014-C22, Class D, 4.712%, 9/15/47(2)(3)	150	124,169
Series 2014-C23, Class D, 4.108%, 9/15/47(2)(3)	100	83,213

Security	Principal Amount (000’s omitted)	Value

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.588%, 8/15/46(2)(3)	$150	$151,866
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	150	150,535
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(2)(3)	150	151,006
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.265%, 1/10/45(2)(3)	150	164,371
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.692%, 9/15/58(3)	100	102,605
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(2)(3)	150	125,003

Total Commercial Mortgage-Backed Securities (identified cost $1,701,626)		$1,666,679

Asset-Backed Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value

Automotive — 0.4%
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(2)	$150	$153,108

		$153,108

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)	$150	$150,739

		$150,739

Other — 0.2%
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(2)	$26	$25,857
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(2)	26	26,193
Series 2015-1A, Class B, 3.05%, 3/22/32(2)	39	39,252

		$91,302

Restaurants — 0.7%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	$74	$74,036
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(2)	75	76,021
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(2)	138	139,085

		$289,142

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Single Family Home Rental — 0.6%
Colony American Homes
Series 2014-1A, Class C, 2.844%, 5/17/31(1)(2)	$165	$165,161
Silver Bay Realty Trust
Series 2014-1, Class C, 3.044%, 9/17/31(1)(2)	100	100,072

		$265,233

Total Asset-Backed Securities (identified cost $942,322)		$949,524

Exchange-Traded Funds — 12.8%

Security	Shares	Value

Commodity Funds
SPDR Gold Trust(4)(5)	5,804	$700,949

		$700,949

Equity Funds
iShares Core S&P 500 ETF	7,004	$1,677,878
iShares Core S&P Small-Cap ETF	6,173	430,814
iShares MSCI Eurozone ETF	6,209	243,641
iShares MSCI Japan ETF	20,082	1,041,452
iShares MSCI United Kingdom ETF	27,739	918,161
WisdomTree Japan Hedged Equity Fund	9,754	498,137

		$4,810,083

Total Exchange-Traded Funds (identified cost $5,376,039)		$5,511,032

U.S. Treasury Obligations — 4.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(6)	$884	$894,538
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(6)	462	459,645
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(6)	550	553,833

Total U.S. Treasury Obligations (identified cost $1,890,838)		$1,908,016

Foreign Government Bonds — 2.4%

Security		Principal Amount (000’s omitted)	Value

Japan — 2.4%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(7)	JPY	110,058	$1,040,109

Total Japan			$1,040,109

Total Foreign Government Bonds (identified cost $1,101,929)			$1,040,109

Currency Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Put EUR/Call USD	Bank of America, N.A.	EUR 3,500	USD 1.03	7/20/17	$5,950

Total Currency Options Purchased (identified cost $22,260)					$5,950

Call Options Purchased — 0.0%(8)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares	Exchange-Traded	34	USD 126.00	6/16/17	$1,666

Total Call Options Purchased (identified cost $2,530)					$1,666

Put Options Purchased — 0.0%(8)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	Exchange-Traded	7	USD 2,300.00	5/19/17	$3,010

Total Put Options Purchased (identified cost $25,504)					$3,010

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 7.8%

Other — 7.8%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(9)	3,356,156	$3,357,163

Total Short-Term Investments (identified cost $3,356,849)		$3,357,163

Total Investments — 95.1% (identified cost $40,290,237)		$40,914,989

Put Options Written — (0.0)%(8)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	Exchange-Traded	7	USD 2,150.00	5/19/17	$(700)
SPDR Gold Shares	Exchange-Traded	46	USD 112.00	6/16/17	(437)

Total Put Options Written (premiums received $11,629)					$(1,137)

Other Assets, Less Liabilities — 4.9%					$2,101,576

Net Assets — 100.0%					$43,015,428

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $2,513,598 or 5.8% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(4)	Non-income producing.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,041,202	JPY	116,418,232	Bank of America, N.A.	5/31/17	$—	$(4,257)

						$—	$(4,257)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
Japan 10-Year Bond	1	Short	Jun-17	$(1,348,004)	$(1,354,743)	$(6,739)
U.S. 2-Year Treasury Note	15	Long	Jun-17	3,249,403	3,249,141	(262)
U.S. 5-Year Treasury Note	26	Long	Jun-17	3,070,891	3,078,562	7,671
U.S. 10-Year Treasury Note	10	Long	Jun-17	1,250,487	1,257,188	6,701
U.S. Long Treasury Bond	5	Long	Jun-17	758,915	764,843	5,928
U.S. Ultra 10-Year Treasury Note	1	Long	Jun-17	134,299	135,453	1,154
U.S. Ultra-Long Treasury Bond	22	Long	Jun-17	3,563,681	3,584,625	20,944

						$35,397

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$916	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	6/21/17	$10,313
Societe Generale	1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/4/17	(845)
Societe Generale	900	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/4/17	(327)

							$9,141

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Currency Abbreviations:

EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Affiliated investments, at value (identified cost, $28,616,026)	$29,204,496
Unaffiliated investments, at value (identified cost, $11,674,211)	11,710,493
Cash	1,570,927
Restricted cash*	537,282
Foreign currency, at value (identified cost, $247)	246
Interest receivable	10,726
Dividends receivable from affiliated investments	8,749
Receivable for investments sold	497,890
Receivable for Fund shares sold	43,418
Receivable for variation margin on open financial futures contracts	10,486
Receivable for open swap contracts	10,313
Receivable for closed swap contracts	13,477
Total assets	$43,618,503

Liabilities
Written options outstanding, at value (premiums received, $11,629)	$1,137
Payable for investments purchased	497,877
Payable for Fund shares redeemed	2,716
Payable for open forward foreign currency exchange contracts	4,257
Payable for open swap contracts	1,172
Payable for closed swap contracts	648
Payable to affiliates:
Investment adviser and administration fee	6,806
Distribution and service fees	7,241
Trustees’ fees	42
Other	647
Accrued expenses	80,532
Total liabilities	$603,075
Net Assets	$43,015,428

Sources of Net Assets
Paid-in capital	$48,044,721
Accumulated net realized loss	(5,444,714)
Accumulated distributions in excess of net investment income	(260,661)
Net unrealized appreciation	676,082
Total	$43,015,428

Class A Shares
Net Assets	$28,745,497
Shares Outstanding	2,760,466
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.93

Class C Shares
Net Assets	$1,656,114
Shares Outstanding	159,754
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.37

Class I Shares
Net Assets	$12,613,817
Shares Outstanding	1,212,521
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.40

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividend income (including $120,479 from Affiliated Investment Funds)	$180,467
Dividends from affiliated investment	11,219
Interest income (net of foreign taxes, $76)	82,583
Dividends allocated from affiliated Portfolios (net of foreign taxes, $261)	9,666
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $735)	274,642
Expenses, excluding interest expense, allocated from affiliated Portfolios	(42,313)
Interest expense allocated from affiliated Portfolios	(365)
Total investment income	$515,899

Expenses
Investment adviser and administration fee	$53,604
Distribution and service fees
Class A	37,250
Class C	7,753
Trustees’ fees and expenses	39
Custodian fee	29,536
Transfer and dividend disbursing agent fees	1,431
Legal and accounting services	39,996
Printing and postage	5,833
Registration fees	25,866
Miscellaneous	7,907
Total expenses	$209,215
Deduct —
Allocation of expenses to affiliate	$25,658
Total expense reductions	$25,658

Net expenses	$183,557

Net investment income	$332,342

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Statement of Operations (Unaudited) — continued

Realized and Unrealized Gain (Loss)	Six Months Ended April 30, 2017
Net realized gain (loss) —
Investment transactions (including a gain of $77,006 from Affiliated Investment Funds)	$(261,683)
Investment transactions — affiliated investment	839
Written options	2,101
Futures contracts	(551,119)
Swap contracts	73,190
Foreign currency and forward foreign currency exchange contract transactions	79,081
Capital gain distributions received from Affiliated Investment Funds	267,952
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	21,047
Written options	4,921
Futures contracts	13,789
Swap contracts	4,150
Forward commodity contracts	(2,113)
Foreign currency and forward foreign currency exchange contract transactions	106,936
Net realized loss	$(240,909)
Change in unrealized appreciation (depreciation) —
Investments — Affiliated Investment Funds	$840,075
Investments — affiliated investment	(558)
Unaffiliated investments	954,496
Written options	10,492
Futures contracts	304,998
Swap contracts	14,552
Foreign currency and forward foreign currency exchange contracts	(6,222)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net increase in accrued foreign capital gains taxes of $360)	157,840
Written options	6,229
Securities sold short	110
Futures contracts	(22,150)
Swap contracts	(78,770)
Forward commodity contracts	(16,787)
Foreign currency and forward foreign currency exchange contracts	(30,574)
Net change in unrealized appreciation (depreciation)	$2,133,731

Net realized and unrealized gain	$1,892,822

Net increase in net assets from operations	$2,225,164

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$332,342	$934,564
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	(240,909)	1,340,992
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	2,133,731	(103,142)
Net increase in net assets from operations	$2,225,164	$2,172,414
Distributions to shareholders —
From net investment income
Class A	$(404,793)	$(601,132)
Class C	(14,839)	(17,906)
Class I	(170,958)	(302,075)
From net realized gain
Class A	—	(271,271)
Class C	—	(11,071)
Class I	—	(151,506)
Tax return of capital
Class A	—	(353,948)
Class C	—	(9,796)
Class I	—	(138,405)
Total distributions to shareholders	$(590,590)	$(1,857,110)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,540,335	$7,516,046
Class C	158,762	229,730
Class I	2,703,319	3,561,059
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	404,431	1,226,352
Class C	14,748	38,596
Class I	37,638	282,037
Cost of shares redeemed
Class A	(6,653,942)	(16,228,049)
Class C	(103,557)	(349,137)
Class I	(2,400,825)	(12,293,776)
Net decrease in net assets from Fund share transactions	$(3,299,091)	$(16,017,142)

Net decrease in net assets	$(1,664,517)	$(15,701,838)

Net Assets
At beginning of period	$44,679,945	$60,381,783
At end of period	$43,015,428	$44,679,945

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(260,661)	$(2,413)

13	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013	2012
Net asset value — Beginning of period	$10.030		$9.870		$10.090		$10.060		$10.180	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.078		$0.162		$0.210		$0.277		$0.262	$0.335
Net realized and unrealized gain (loss)	0.436		0.332		(0.133)		0.024		(0.112)	0.199

Total income from operations	$0.514		$0.494		$0.077		$0.301		$0.150	$0.534

Less Distributions
From net investment income	$(0.134)		$(0.163)		$(0.292)		$(0.271)		$(0.248)	$(0.286)
From net realized gain	—		(0.072)		(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		(0.099)		—		—		(0.013)	—

Total distributions	$(0.134)		$(0.334)		$(0.297)		$(0.271)		$(0.270)	$(0.354)

Net asset value — End of period	$10.410		$10.030		$9.870		$10.090		$10.060	$10.180

Total Return(2)(3)	5.18	%(4)	5.26%		0.66%		3.03%		1.49%	5.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,745		$31,341		$38,285		$50,523		$61,372	$82,415
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	1.09	%(8)(9)	1.17	%(8)	1.23	%(8)	1.23	%(8)	1.45%	1.46%
Net investment income	1.54	%(9)	1.65%		2.08%		2.75%		2.58%	3.32%
Portfolio Turnover of the Fund(10)	35	%(4)	49%		71%		100%		46%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.12%, 0.20%, 0.18%, 0.23%, 0.11% and 0.34% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, 0.01%, 0.03%, 0.10% and 0.11% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.18%, 0.13% and 0.15% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013	2012
Net asset value — Beginning of period	$9.990		$9.830		$10.070		$10.050		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.035		$0.087		$0.070		$0.151		$0.160	$0.247
Net realized and unrealized gain (loss)	0.443		0.336		(0.075)		0.077		(0.075)	0.192

Total income (loss) from operations	$0.478		$0.423		$(0.005)		$0.228		$0.085	$0.439

Less Distributions
From net investment income	$(0.098)		$(0.121)		$(0.230)		$(0.208)		$(0.186)	$(0.201)
From net realized gain	—		(0.072)		(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		(0.070)		—		—		(0.010)	—

Total distributions	$(0.098)		$(0.263)		$(0.235)		$(0.208)		$(0.205)	$(0.269)

Net asset value — End of period	$10.370		$9.990		$9.830		$10.070		$10.050	$10.170

Total Return(2)(3)	4.82	%(4)	4.42%		(0.07)%		2.29%		0.84%	4.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,656		$1,526		$1,590		$506		$88	$15
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	1.84	%(8)(9)	1.92	%(8)	1.97	%(8)	1.96	%(8)	2.20%	2.17%
Net investment income	0.70	%(9)	0.89%		0.69%		1.50%		1.59%	2.46%
Portfolio Turnover of the Fund(10)	35	%(4)	49%		71%		100%		46%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.12%, 0.20%, 0.18%, 0.23%, 0.11% and 0.38% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, 0.01%, 0.03%, 0.10% and 0.11% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.18%, 0.14% and 0.17% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

15	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013	2012
Net asset value — Beginning of period	$10.020		$9.860		$10.080		$10.060		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.082		$0.236		$0.234		$0.313		$0.260	$0.355
Net realized and unrealized gain (loss)	0.445		0.284		(0.131)		0.005		(0.076)	0.195

Total income from operations	$0.527		$0.520		$0.103		$0.318		$0.184	$0.550

Less Distributions
From net investment income	$(0.147)		$(0.179)		$(0.318)		$(0.298)		$(0.270)	$(0.312)
From net realized gain	—		(0.072)		(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		(0.109)		—		—		(0.015)	—

Total distributions	$(0.147)		$(0.360)		$(0.323)		$(0.298)		$(0.294)	$(0.380)

Net asset value — End of period	$10.400		$10.020		$9.860		$10.080		$10.060	$10.170

Total Return(2)(3)	5.32	%(4)	5.43%		1.03%		3.20%		1.83%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,614		$11,812		$20,507		$23,300		$24,065	$1,587
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)(7)	0.84	%(8)(9)	0.92	%(8)	0.98	%(8)	0.98	%(8)	1.21%	1.10%
Net investment income	1.63	%(9)	2.41%		2.31%		3.10%		2.57%	3.54%
Portfolio Turnover of the Fund(10)	35	%(4)	49%		71%		100%		46%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.12%, 0.20%, 0.18%, 0.23%, 0.11% and 0.43% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, 0.01%, 0.03%, 0.10% and 0.10% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.18%, 0.13% and 0.15% of average daily net assets for the six months ended April 30, 2107 and the years ended October 31, 2016, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

16	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing a substantial portion of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts, in shares of Eaton Vance Hexavest Global Equity Fund, Eaton Vance Real Estate Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds) and by investing directly in other securities. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2017, were as follows: Eaton Vance Floating Rate Portfolio (0.1%) and Global Macro Absolute Return Advantage Portfolio (0.1%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $2,389,258 or 5.6% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from

17

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments, including the Affiliated Investment Funds, is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

18

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Notes to Consolidated Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in

19

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April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

N  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions quarterly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2017, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary and the affiliated Portfolios, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,458,949

Gross unrealized appreciation	$1,897,782
Gross unrealized depreciation	(6,755,099)

Net unrealized depreciation	$(4,857,317)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The fee is computed at an annual rate of 0.615% of the Fund’s consolidated average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ investment adviser fees. For the six months ended April 30, 2017, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $37,591 and the adviser and administration fees paid

20

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

by the Fund on Investable Assets amounted to $53,604. For the six months ended April 30, 2017, the Fund’s investment adviser and administration fee, including the adviser fees allocated from the Portfolios, was 0.42% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only, excluding such expenses as interest, taxes, or litigation expenses, and including management fees and other expenses associated with the Fund’s investments in Affiliated Investment Funds) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM was allocated $25,658 of the Fund’s operating expenses for the six months ended April 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $566 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $234 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$9,822,042	$12,585,768
U.S. Government and Agency Securities	1,699,509	1,035,324

	$11,521,551	$13,621,092

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $37,250 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $5,815 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $1,938 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

21

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Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$1,180,478	$665,858
Global Macro Absolute Return Advantage Portfolio	670,705	1,973,834

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	251,091	772,051
Issued to shareholders electing to receive payments of distributions in Fund shares	40,314	126,328
Redemptions	(656,207)	(1,653,823)

Net decrease	(364,802)	(755,444)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	15,694	23,262
Issued to shareholders electing to receive payments of distributions in Fund shares	1,481	3,999
Redemptions	(10,292)	(36,225)

Net increase (decrease)	6,883	(8,964)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	267,828	364,618
Issued to shareholders electing to receive payments of distributions in Fund shares	3,749	29,214
Redemptions	(238,010)	(1,295,224)

Net increase (decrease)	33,567	(901,392)

At April 30, 2017, an Eaton Vance collective investment trust and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 22.7% of the value of the outstanding shares of the Fund.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of

22

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended April 30, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	$—
Options written	189	69,118
Options terminated in closing purchase transactions	(12)	(27,889)
Options exercised	(5)	(1,328)
Options expired	(119)	(28,272)

Outstanding, end of period	53	$11,629

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  The Fund invests in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk:  The Fund enters into options on an equity index and total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts and currency options to hedge against fluctuations in currency exchange rates.

Interest Rate Risk:  The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $5,429. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $125,000 at April 30, 2017.

The OTC derivatives in which the Fund invests (except for written options as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.

23

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$1,666	$3,010	$5,950	$—	$10,626
Net unrealized appreciation*	—	—	—	42,398	42,398
Receivable for open swap contracts	—	10,313	—	—	10,313

Total Asset Derivatives	$1,666	$13,323	$5,950	$42,398	$63,337

Derivatives not subject to master netting or similar agreements	$1,666	$3,010	$—	$42,398	$47,074

Total Asset Derivatives subject to master netting or similar agreements	$—	$10,313	$5,950	$—	$16,263

	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$(437)	$(700)	$—	$—	$(1,137)
Net unrealized appreciation*	—	—	—	(7,001)	(7,001)
Payable for open forward foreign currency exchange contracts	—	—	(4,257)	—	(4,257)
Payable for open swap contracts	(845)	(327)	—	—	(1,172)

Total Liability Derivatives	$(1,282)	$(1,027)	$(4,257)	$(7,001)	$(13,567)

Derivatives not subject to master netting or similar agreements	$(437)	$(700)	$—	$(7,001)	$(8,138)

Total Liability Derivatives subject to master netting or similar agreements	$(845)	$(327)	$(4,257)	$—	$(5,429)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for such assets and pledged by the Fund (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$16,263	$(4,257)	$—	$—	$12,006

24

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Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(4,257)	$4,257	$—	$—	$—
Societe Generale	(1,172)	—	—	845	(327)

	$(5,429)	$4,257	$—	$845	$(327)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(9,389)	$27,103	$—	$—
Futures contracts	—	—	—	(551,119)
Written options	9,141	(7,040)	—	—
Swap contracts	52,262	20,928	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	76,238	—

Total	$52,014	$40,991	$76,238	$(551,119)

Change in unrealized appreciation (depreciation) —
Unaffiliated investments	$(864)	$(22,494)	$(16,310)	$—
Futures contracts	—	—	—	304,998
Written options	1,948	8,544	—	—
Swap contracts	4	14,548	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	(5,746)	—

Total	$1,088	$598	$(22,056)	$304,998

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$11,490,000	$1,346,000	$1,196,000	$3,450,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased non-currency options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $232,000 and 88 contracts, respectively.

25

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

11  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions received	Realized gain (loss)

Eaton Vance Hexavest Global Equity Fund, Class I	706,067	27,166	(38,122)	695,111	$8,702,790	$58,039	$267,952	$77,006
Eaton Vance Real Estate Fund, Class I	—	79,315	—	79,315	1,069,965	6,091	—	—
Parametric Emerging Markets Fund, Class R6	72,417	81,421	—	153,838	2,186,032	12,199	—	—
Parametric International Equity Fund, Class R6	134,027	100,478	—	234,505	2,938,347	44,150	—	—

					$14,897,134	$120,479	$267,952	$77,006

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$10,950,199	$—	$—	$10,950,199
Investments in Affiliated Investment Funds	14,897,134	—	—	14,897,134
Collateralized Mortgage Obligations	—	624,507	—	624,507
Commercial Mortgage-Backed Securities	—	1,666,679	—	1,666,679
Asset-Backed Securities	—	949,524	—	949,524
Exchange-Traded Funds	5,511,032	—	—	5,511,032
U.S. Treasury Obligations	—	1,908,016	—	1,908,016
Foreign Government Bonds	—	1,040,109	—	1,040,109
Currency Options Purchased	—	5,950	—	5,950
Call Options Purchased	1,666	—	—	1,666
Put Options Purchased	3,010	—	—	3,010
Short-Term Investments	—	3,357,163	—	3,357,163

Total Investments	$31,363,041	$9,551,948	$—	$40,914,989

Futures Contracts	$42,398	$—	$—	$42,398
Swap Contracts	—	10,313	—	10,313

Total	$31,405,439	$9,562,261	$—	$40,967,700

Liability Description

Put Options Written	$(1,137)	$—	$—	$(1,137)
Forward Foreign Currency Exchange Contracts	—	(4,257)	—	(4,257)
Futures Contracts	(7,001)	—	—	(7,001)
Swap Contracts	—	(1,172)	—	(1,172)

Total	$(8,138)	$(5,429)	$—	$(13,567)

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser. The Adviser allocates the assets of the Fund among other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the

29

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2016 for the Fund. The Board considered the performance of the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds. The Board also noted that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Advisers and their affiliates in connection with their relationships with the Fund and the underlying Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the underlying Funds and other investment advisory clients.

30

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fees for the other underlying Funds, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Multi-Strategy All Market Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy All Market Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783    4.30.17

Parametric Tax-Managed International Equity Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2017

Parametric Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	33

Officers and Trustees	37

Important Notices	38

Parametric Tax-Managed International Equity Fund

April 30, 2017

Performance1,2

Portfolio Managers Timothy W. Atwill, Ph.D., CFA, Paul Bouchey, CFA and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	04/22/1998	04/22/1998	9.97%	9.73%	6.49%	–0.13%
Class C at NAV	04/22/1998	04/22/1998	9.57	8.84	5.69	–0.86
Class C with 1% Maximum Sales Charge	—	—	8.57	7.84	5.69	–0.86
Institutional Class at NAV	09/02/2008	04/22/1998	10.06	9.95	6.74	0.11
MSCI EAFE Index	—	—	11.47%	11.29%	6.78%	0.87%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class After Taxes on Distributions		04/22/1998	04/22/1998	9.61%	6.31%	–0.15%
Investor Class After Taxes on Distributions and Sale of Fund Shares		—	—	6.14	5.35	0.22
Class C After Taxes on Distributions		04/22/1998	04/22/1998	7.76	5.57	–0.86
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	4.82	4.62	–0.44
Institutional Class After Taxes on Distributions		09/02/2008	04/22/1998	9.80	6.54	0.08
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	6.36	5.59	0.44

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
Gross				1.47%	2.22%	1.22%
Net				1.05	1.80	0.80

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed International Equity Fund

April 30, 2017

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Nestle SA	1.1%

GlaxoSmithKline PLC	1.1

Vodafone Group PLC	1.0

National Grid PLC	1.0

Syngenta AG	0.9

Novartis AG	0.8

Air Liquide SA	0.8

Compagnie Financiere Richemont SA, Class A	0.8

Deutsche Telekom AG	0.7

Royal Dutch Shell PLC, Class A	0.7

Total	8.9%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed International Equity Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Institutional Class is linked to Investor Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed International Equity Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,099.70	$6.14	**	1.18%
Class C	$1,000.00	$1,095.70	$10.03	**	1.93%
Institutional Class	$1,000.00	$1,100.60	$4.79	**	0.92%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.90	$5.91	**	1.18%
Class C	$1,000.00	$1,015.20	$9.64	**	1.93%
Institutional Class	$1,000.00	$1,020.20	$4.61	**	0.92%

Effective March 1, 2017, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,099.70	$5.47	**	1.05%
Class C	$1,000.00	$1,095.70	$9.35	**	1.80%
Institutional Class	$1,000.00	$1,100.60	$4.17	**	0.80%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Institutional Class	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Tax-Managed International Equity Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $34,474,788)	$36,160,240
Receivable for Fund shares sold	73,530
Receivable from affiliates	14,520
Total assets	$36,248,290

Liabilities
Payable for Fund shares redeemed	$71,336
Payable to affiliates:
Distribution and service fees	10,214
Trustees’ fees	42
Accrued expenses	18,916
Total liabilities	$100,508
Net Assets	$36,147,782

Sources of Net Assets
Paid-in capital	$73,688,547
Accumulated net realized loss from Portfolio	(39,533,245)
Accumulated undistributed net investment income	307,028
Net unrealized appreciation from Portfolio	1,685,452
Total	$36,147,782

Investor Class Shares
Net Assets	$20,107,182
Shares Outstanding	1,967,974
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.22

Class C Shares
Net Assets	$7,719,272
Shares Outstanding	797,545
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.68

Institutional Class Shares
Net Assets	$8,321,328
Shares Outstanding	816,502
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.19

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $54,649)	$475,052
Miscellaneous income	48,136
Expenses allocated from Portfolio	(113,607)
Total investment income	$409,581

Expenses
Distribution and service fees
Investor Class	$23,530
Class C	37,197
Trustees’ fees and expenses	250
Custodian fee	5,852
Transfer and dividend disbursing agent fees	28,313
Legal and accounting services	12,725
Printing and postage	10,199
Registration fees	26,816
Miscellaneous	5,664
Total expenses	$150,546
Deduct —
Allocation of expenses to affiliates	$48,248
Total expense reductions	$48,248

Net expenses	$102,298

Net investment income	$307,283

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$671,011
Foreign currency transactions	(4,885)
Net realized gain	$666,126
Change in unrealized appreciation (depreciation) —
Investments	$2,247,669
Foreign currency	1,349
Net change in unrealized appreciation (depreciation)	$2,249,018

Net realized and unrealized gain	$2,915,144

Net increase in net assets from operations	$3,222,427

7	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$307,283	$545,995
Net realized gain (loss) from investment and foreign currency transactions	666,126	(476,612)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,249,018	(156,894)
Net increase (decrease) in net assets from operations	$3,222,427	$(87,511)
Distributions to shareholders —
From net investment income
Investor Class	$(330,968)	$(338,938)
Class C	(79,270)	(73,166)
Institutional Class	(137,740)	(118,084)
Total distributions to shareholders	$(547,978)	$(530,188)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$1,356,519	$936,219
Class C	53,614	87,275
Institutional Class	1,977,388	2,105,882
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	309,048	317,289
Class C	71,736	65,956
Institutional Class	100,035	66,922
Cost of shares redeemed
Investor Class	(2,874,223)	(4,042,531)
Class C	(667,289)	(1,444,379)
Institutional Class	(792,811)	(1,528,419)
Net decrease in net assets from Fund share transactions	$(465,983)	$(3,435,786)

Net increase (decrease) in net assets	$2,208,466	$(4,053,485)

Net Assets
At beginning of period	$33,939,316	$37,992,801
At end of period	$36,147,782	$33,939,316

Accumulated undistributed net investment income included in net assets
At end of period	$307,028	$547,723

8	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2017

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$9.460		$9.590		$9.850		$9.970		$8.470		$7.870

Income (Loss) From Operations
Net investment income(1)	$0.091		$0.156		$0.148		$0.205	(2)	$0.157		$0.150
Net realized and unrealized gain (loss)	0.833		(0.140)		(0.177)		(0.134)		1.549		0.567

Total income (loss) from operations	$0.924		$0.016		$(0.029)		$0.071		$1.706		$0.717

Less Distributions
From net investment income	$(0.164)		$(0.146)		$(0.231)		$(0.191)		$(0.206)		$(0.117)

Total distributions	$(0.164)		$(0.146)		$(0.231)		$(0.191)		$(0.206)		$(0.117)

Net asset value — End of period	$10.220		$9.460		$9.590		$9.850		$9.970		$8.470

Total Return(3)	9.97	%(4)(5)	0.21	%(5)	(0.27	)%(5)	0.71	%(5)	20.52	%(5)	9.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,107		$19,851		$22,987		$25,504		$29,574		$28,998
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.18	%(5)(8)	1.50	%(5)	1.50	%(5)	1.50	%(5)	1.51	%(5)	1.86%
Net investment income	1.92	%(8)	1.67%		1.52%		2.02	%(2)	1.72%		1.89%
Portfolio Turnover of the Portfolio	6	%(4)	14%		11%		53%		30%		117%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.042 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.61%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)	Not annualized.

(5)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.29%, 0.22%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

9	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$8.930		$9.060		$9.310		$9.430		$8.010		$7.440

Income (Loss) From Operations
Net investment income(1)	$0.053		$0.080		$0.070		$0.121	(2)	$0.082		$0.087
Net realized and unrealized gain (loss)	0.791		(0.135)		(0.164)		(0.116)		1.474		0.534

Total income (loss) from operations	$0.844		$(0.055)		$(0.094)		$0.005		$1.556		$0.621

Less Distributions
From net investment income	$(0.094)		$(0.075)		$(0.156)		$(0.125)		$(0.136)		$(0.051)

Total distributions	$(0.094)		$(0.075)		$(0.156)		$(0.125)		$(0.136)		$(0.051)

Net asset value — End of period	$9.680		$8.930		$9.060		$9.310		$9.430		$8.010

Total Return(3)	9.57	%(4)(5)	(0.60	)%(5)	(1.00	)%(5)	0.05	%(5)	19.67	%(5)	8.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,719		$7,653		$9,092		$10,359		$11,820		$11,488
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.93	%(5)(8)	2.25	%(5)	2.25	%(5)	2.25	%(5)	2.26	%(5)	2.61%
Net investment income	1.19	%(8)	0.91%		0.76%		1.26	%(2)	0.95%		1.16%
Portfolio Turnover of the Portfolio	6	%(4)	14%		11%		53%		30%		117%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.040 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.85%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.29%, 0.22%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

10	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2017

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$9.450		$9.580		$9.840		$9.960		$8.460		$7.880

Income (Loss) From Operations
Net investment income(1)	$0.109		$0.179		$0.168		$0.223	(2)	$0.174		$0.172
Net realized and unrealized gain (loss)	0.820		(0.137)		(0.169)		(0.128)		1.555		0.552

Total income (loss) from operations	$0.929		$0.042		$(0.001)		$0.095		$1.729		$0.724

Less Distributions
From net investment income	$(0.189)		$(0.172)		$(0.259)		$(0.215)		$(0.229)		$(0.144)

Total distributions	$(0.189)		$(0.172)		$(0.259)		$(0.215)		$(0.229)		$(0.144)

Net asset value — End of period	$10.190		$9.450		$9.580		$9.840		$9.960		$8.460

Total Return(3)	10.06	%(4)(5)	0.49	%(5)	0.01	%(5)	0.97	%(5)	20.86	%(5)	9.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,321		$6,436		$5,914		$5,519		$3,546		$1,919
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.92	%(5)(8)	1.25	%(5)	1.25	%(5)	1.25	%(5)	1.26	%(5)	1.61%
Net investment income	2.31	%(8)	1.92%		1.73%		2.21	%(2)	1.90%		2.16%
Portfolio Turnover of the Portfolio	6	%(4)	14%		11%		53%		30%		117%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.036 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.84%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.29%, 0.22%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

11	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (52.3% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest

12

Parametric Tax-Managed International Equity Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $39,302,538 and deferred capital losses of $454,827 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($36,830,557) and October 31, 2019 ($2,471,981), and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $454,827 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a majority-owned subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.25%, 2.00% and 1.00% prior to March 1, 2017) of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM and Parametric were allocated $48,248 in total of the Fund’s operating expenses for the six months ended April 30, 2017. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $5,415 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $23,530 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $27,898 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $9,299 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

13

Parametric Tax-Managed International Equity Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,409,024 and $2,548,887, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	137,520	101,094
Issued to shareholders electing to receive payments of distributions in Fund shares	33,776	34,488
Redemptions	(302,384)	(433,050)

Net decrease	(131,088)	(297,468)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	5,911	9,950
Issued to shareholders electing to receive payments of distributions in Fund shares	8,255	7,538
Redemptions	(73,633)	(164,137)

Net decrease	(59,467)	(146,649)

Institutional Class	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	206,673	224,073
Issued to shareholders electing to receive payments of distributions in Fund shares	10,969	7,298
Redemptions	(82,406)	(167,185)

Net increase	135,236	64,186

14

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Australia — 7.5%
AGL Energy, Ltd.	16,349	$327,321
Alumina, Ltd.	20,000	27,455
Amcor, Ltd.	2,750	32,335
Ansell, Ltd.	2,000	35,602
ARB Corp., Ltd.	2,741	31,783
Ardent Leisure Group	12,742	19,347
Aristocrat Leisure, Ltd.	7,459	109,615
Asaleo Care, Ltd.	27,800	37,306
Atlassian Corp. PLC, Class A(1)	1,200	41,376
Blackmores, Ltd.	519	41,389
BlueScope Steel, Ltd.	3,500	30,579
Boral, Ltd.	11,300	52,088
Brambles, Ltd.	20,697	160,155
Caltex Australia, Ltd.	4,560	101,785
carsales.com, Ltd.	4,000	35,082
Cleanaway Waste Management, Ltd.	36,318	34,487
Coca-Cola Amatil, Ltd.	8,298	58,156
Cochlear, Ltd.	362	37,894
Commonwealth Bank of Australia	3,589	234,412
Computershare, Ltd.	9,341	102,976
CSG, Ltd.	43,935	15,791
CSL, Ltd.	3,419	339,028
Dexus Property Group	10,420	79,567
DUET Group	45,421	102,636
DuluxGroup, Ltd.	5,657	28,643
GPT Group (The)	11,738	46,108
GrainCorp, Ltd., Class A	7,142	47,631
GWA Group, Ltd.	11,241	26,252
Hansen Technologies, Ltd.	14,633	39,433
Harvey Norman Holdings, Ltd.	7,700	24,152
Incitec Pivot, Ltd.	11,120	31,505
iSentia Group, Ltd.	19,466	21,106
James Hardie Industries PLC CDI	4,004	67,749
JB Hi-Fi, Ltd.	1,536	28,379
Macquarie Atlas Roads Group	10,339	41,312
Metcash, Ltd.(1)	29,937	48,196
Mirvac Group	41,842	71,069
National Australia Bank, Ltd.	4,515	114,600
Navitas, Ltd.	9,965	34,219
Newcrest Mining, Ltd.	2,354	37,766
NEXTDC, Ltd.(1)	18,649	57,953
Oil Search, Ltd.	5,500	29,678
Orica, Ltd.	4,147	57,455
Primary Health Care, Ltd.	10,000	25,356

Security	Shares	Value

Australia (continued)
Qantas Airways, Ltd.	11,500	$36,453
REA Group, Ltd.	730	33,525
Rio Tinto, Ltd.	2,553	115,579
Scentre Group	37,835	122,075
SMS Management & Technology, Ltd.	8,747	10,477
Sonic Healthcare, Ltd.	3,329	55,033
South32, Ltd.	16,000	33,157
Southern Cross Media Group, Ltd.	25,786	24,923
Spark Infrastructure Group	32,141	59,932
Star Entertainment Group, Ltd. (The)	9,459	39,399
Stockland	22,834	82,872
Suncorp Group, Ltd.	2,484	25,607
Super Retail Group, Ltd.	4,935	34,854
Sydney Airport	7,656	39,542
Tabcorp Holdings, Ltd.	17,246	61,271
Tatts Group, Ltd.	19,917	64,073
Telstra Corp., Ltd.	108,271	342,090
Tox Free Solutions, Ltd.	9,194	15,209
Transurban Group	15,294	139,724
Vicinity Centres	33,285	71,743
Washington H. Soul Pattinson & Co., Ltd.	4,310	60,749
Wesfarmers, Ltd.	7,781	250,467
Westpac Banking Corp.	8,556	224,293
Woodside Petroleum, Ltd.	12,096	291,168

		$5,200,942

Austria — 1.0%
ams AG	1,736	$111,683
Andritz AG	758	41,885
Atrium European Real Estate, Ltd.	7,250	30,532
BUWOG AG(1)	1,234	33,325
CA Immobilien Anlagen AG	1,563	34,229
Erste Group Bank AG	1,664	59,577
EVN AG	2,151	28,489
Lenzing AG	182	33,930
Oesterreichische Post AG	1,473	62,485
OMV AG	2,489	114,646
RHI AG	859	25,011
Verbund AG	4,533	75,257
Wienerberger AG	1,390	32,543

		$683,592

Belgium — 1.9%
Aedifica SA	624	$49,054
Ageas	1,164	47,661
Anheuser-Busch InBev SA/NV	1,477	166,562

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)
Bekaert SA	1,080	$54,361
bpost SA	2,643	63,347
Cofinimmo	400	48,411
Colruyt SA	478	24,563
Econocom Group SA/NV	2,876	46,248
Euronav SA	2,460	19,527
Groupe Bruxelles Lambert SA	1,943	186,369
Proximus SA	4,820	147,415
Telenet Group Holding NV(1)	2,650	161,016
UCB SA	2,340	182,635
Umicore SA	2,518	147,522

		$1,344,691

Denmark — 1.9%
Carlsberg A/S, Class B	1,706	$170,229
Coloplast A/S, Class B	493	42,214
Danske Bank A/S	4,227	153,688
DONG Energy AS(3)	3,312	130,416
DSV A/S	504	28,065
FLSmidth & Co. A/S	796	47,853
ISS A/S	813	33,723
Nets A/S(1)(3)	2,166	39,412
Novo Nordisk A/S, Class B	3,312	128,959
Novozymes A/S, Class B	4,257	183,788
Pandora A/S	1,324	143,032
Royal Unibrew A/S	730	31,764
SimCorp A/S	775	48,555
TDC A/S	20,226	108,502
Vestas Wind Systems A/S	658	56,619

		$1,346,819

Finland — 2.0%
Amer Sports Oyj(1)	3,072	$67,994
Citycon Oyj	12,000	29,504
Elisa Oyj	3,299	112,189
Fortum Oyj	8,212	119,405
Huhtamaki Oyj	1,520	58,919
Kemira Oyj	2,727	34,884
Kesko Oyj, Class B	2,267	106,174
Kone Oyj, Class B	1,663	76,119
Neste Oyj	3,648	148,653
Nokia Oyj	21,840	124,856
Orion Oyj, Class B	2,195	125,794
Raisio Oyj	7,000	26,552
Sampo Oyj, Class A	2,829	135,389

Security	Shares	Value

Finland (continued)
Sanoma Oyj	4,285	$37,798
Technopolis Oyj	12,850	43,084
UPM-Kymmene Oyj	1,915	50,454
Uponor Oyj	1,630	30,867
Valmet Oyj	1,377	25,082

		$1,353,717

France — 7.8%
Aeroports de Paris	379	$50,557
Air Liquide SA	4,325	521,103
Airbus SE	1,021	82,591
Alten SA	634	53,727
Atos SE	1,608	210,624
AXA SA	4,600	122,729
BNP Paribas SA	3,858	272,287
Bouygues SA	672	28,247
Christian Dior SE	293	80,359
CNP Assurances	2,759	57,632
Danone SA	4,217	295,131
Dassault Systemes SE	1,096	97,786
Engie SA	24,589	346,706
Eutelsat Communications SA	985	23,305
Fonciere des Regions	1,140	101,744
Gecina SA	539	76,661
Groupe Eurotunnel SE	2,197	24,136
Hermes International	129	61,671
ICADE	757	56,212
Iliad SA	301	73,060
Ingenico Group SA	754	68,272
Klepierre	3,530	138,552
L’Oreal SA	875	174,256
Lagardere SCA	1,361	41,661
Legrand SA	560	36,249
LVMH Moet Hennessy Louis Vuitton SE	690	170,339
Mercialys SA	2,000	38,964
Nexity SA	1,000	54,369
Orange SA	26,441	409,236
Orpea	620	63,327
Rubis SCA	423	42,973
Safran SA	474	39,245
Sanofi	4,652	439,585
SCOR SE	1,284	50,791
Societe BIC SA	422	47,423
Sodexo SA	251	31,900
Sopra Steria Group	268	40,181
Suez	5,207	85,534

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Total SA	9,410	$483,045
Vinci SA	1,776	151,384
Vivendi SA	5,190	102,945
Wendel SA	200	28,036

		$5,374,535

Germany — 7.9%
adidas AG	438	$87,814
Allianz SE	1,913	364,192
alstria office REIT AG	5,110	67,582
Aurubis AG	569	39,765
BASF SE	3,330	324,405
Bayer AG	2,796	345,958
Brenntag AG	492	29,167
Continental AG	340	76,159
Daimler AG	2,800	208,640
Deutsche Boerse AG	570	55,791
Deutsche EuroShop AG	1,480	60,086
Deutsche Lufthansa AG	2,923	50,428
Deutsche Telekom AG	28,838	505,841
Deutsche Wohnen AG, Bearer Shares	4,814	164,608
E.ON SE	35,060	273,306
Fraport AG	937	73,717
Fresenius Medical Care AG & Co. KGaA	705	62,582
Fresenius SE & Co. KGaA	1,209	98,086
GEA Group AG	1,196	50,845
Grand City Properties SA	2,964	56,298
HeidelbergCement AG	510	47,214
Henkel AG & Co. KGaA	1,053	122,833
Henkel AG & Co. KGaA, PFC Shares	2,602	354,038
Innogy SE(3)	2,800	102,961
KWS Saat SE	85	30,231
LEG Immobilien AG(1)	1,088	93,472
Linde AG	1,079	193,884
MAN SE	432	45,389
Merck KGaA	412	48,398
MTU Aero Engines AG	316	45,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	660	126,535
ProSiebenSat.1 Media SE	1,000	42,450
SAP SE	3,898	390,447
Siemens AG	2,599	372,808
Software AG	800	35,199
Stada Arzneimittel AG	690	48,894
TAG Immobilien AG	4,990	71,046
TUI AG	2,680	38,989

Security	Shares	Value

Germany (continued)
Uniper SE(1)	6,350	$104,217
Volkswagen AG	330	53,211
Wirecard AG	1,392	82,310

		$5,445,121

Hong Kong — 3.8%
Cheung Kong Infrastructure Holdings, Ltd.	13,000	$113,810
China Cord Blood Corp.(1)	5,000	38,000
China Traditional Chinese Medicine Holdings Co., Ltd.	50,000	29,274
Chow Sang Sang Holdings International, Ltd.	13,000	33,226
CLP Holdings, Ltd.	23,500	247,836
Dairy Farm International Holdings, Ltd.	11,500	102,292
Esprit Holdings, Ltd.(1)	27,800	21,569
First Pacific Co., Ltd.	106,000	81,622
G-Resources Group, Ltd.	1,212,000	21,502
Hang Lung Group, Ltd.	6,000	25,019
Hang Seng Bank, Ltd.	6,800	137,740
HK Electric Investments & HK Electric Investments, Ltd.(3)	34,000	30,062
HKT Trust and HKT, Ltd.	91,000	116,218
Hong Kong Exchanges and Clearing, Ltd.	6,400	157,402
Hongkong Land Holdings, Ltd.	13,000	100,191
Hopewell Holdings, Ltd.	8,500	32,483
Hysan Development Co., Ltd.	7,000	33,013
Jardine Matheson Holdings, Ltd.	2,400	154,447
Jardine Strategic Holdings, Ltd.	3,000	126,768
Johnson Electric Holdings, Ltd.	7,875	24,217
Kerry Properties, Ltd.	10,000	37,383
KuangChi Science, Ltd.(1)	120,000	47,779
Li & Fung, Ltd.	80,000	33,499
Link REIT	11,500	82,662
MGM China Holdings, Ltd.	31,200	70,973
MTR Corp., Ltd.	6,500	37,396
NWS Holdings, Ltd.	17,000	31,925
PCCW, Ltd.	159,000	89,767
Shangri-La Asia, Ltd.	22,000	31,486
Sino Land Co., Ltd.	22,000	37,230
SJM Holdings, Ltd.	60,000	58,166
Swire Pacific, Ltd., Class A	4,000	38,571
Techtronic Industries Co., Ltd.	19,000	81,517
Television Broadcasts, Ltd.	14,600	56,108
Truly International Holdings, Ltd.	208,000	70,521
VTech Holdings, Ltd.	7,100	89,914
Wharf (Holdings), Ltd. (The)	4,000	34,104
Yue Yuen Industrial Holdings, Ltd.	10,500	41,509

		$2,597,201

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland — 2.0%
Bank of Ireland(1)	763,000	$192,075
C&C Group PLC	10,000	41,261
Cairn Homes PLC(1)	18,600	31,708
CRH PLC	4,400	160,266
DCC PLC	1,740	160,665
FBD Holdings PLC(1)	1,257	11,136
Hibernia REIT PLC	44,450	61,717
ICON PLC(1)	1,512	127,749
Irish Continental Group PLC	7,510	43,311
Irish Residential Properties REIT PLC	42,500	60,636
Kerry Group PLC, Class A	1,947	159,184
Paddy Power Betfair PLC	1,739	193,541
Smurfit Kappa Group PLC	1,300	34,864
UDG Healthcare PLC	8,000	77,484

		$1,355,597

Israel — 1.9%
Alony Hetz Properties & Investments, Ltd.	3,825	$35,441
Azrieli Group, Ltd.	1,066	56,704
Bank Hapoalim B.M.	15,152	94,493
Bank Leumi Le-Israel B.M.(1)	10,000	46,767
Bezeq The Israeli Telecommunication Corp., Ltd.	88,171	148,138
Check Point Software Technologies, Ltd.(1)	525	54,605
Delek Automotive Systems, Ltd.	4,964	43,523
Delta-Galil Industries, Ltd.	860	26,367
Elbit Systems, Ltd.	1,014	120,721
Frutarom Industries, Ltd.	1,150	67,598
Israel Chemicals, Ltd.	19,219	82,821
Jerusalem Oil Exploration(1)	620	36,047
Kenon Holdings, Ltd.(1)	672	8,368
Melisron, Ltd.	729	39,698
Mellanox Technologies, Ltd.(1)	500	23,600
Nice, Ltd.	490	33,099
Oil Refineries, Ltd.	139,185	55,366
Orbotech, Ltd.(1)	716	23,578
Paz Oil Co., Ltd.	464	75,794
Sarine Technologies, Ltd.	23,300	32,055
Shufersal, Ltd.	14,250	70,291
Teva Pharmaceutical Industries, Ltd. ADR	5,038	159,100

		$1,334,174

Italy — 4.0%
A2A SpA	21,000	$31,213
Amplifon SpA	6,312	80,630
Ansaldo STS SpA	2,606	34,972

Security	Shares	Value

Italy (continued)
Assicurazioni Generali SpA	4,184	$66,275
Atlantia SpA	3,094	78,461
Beni Stabili SpA SIIQ	54,219	34,418
Brembo SpA	465	36,533
Cementir Holding SpA	5,300	31,956
CIR SpA	19,905	32,015
Davide Campari-Milano SpA	9,433	111,540
De’Longhi SpA	1,200	36,584
Ei Towers SpA	2,683	154,849
Enel SpA	48,562	230,873
ENI SpA	15,950	247,401
EXOR NV	1,016	57,029
Ferrari NV	1,050	78,988
Infrastrutture Wireless Italiane SpA(3)	33,089	182,999
International Game Technology PLC	2,116	46,975
Interpump Group SpA	2,136	56,646
Intesa Sanpaolo SpA(1)	51,117	149,216
Italmobiliare SpA	680	38,109
Leonardo SpA(1)	4,673	73,435
Luxottica Group SpA	1,065	61,568
Parmalat SpA	9,525	32,278
Poste Italiane SpA(3)	5,564	38,101
Prada SpA	6,900	32,293
Recordati SpA	4,110	152,318
Reply SpA	249	43,614
Salvatore Ferragamo SpA	941	30,133
Snam SpA	16,776	74,117
STMicroelectronics NV	17,344	278,526
Terna Rete Elettrica Nazionale SpA	12,961	65,347
UnipolSai Assicurazioni SpA	20,058	46,075

		$2,745,487

Japan — 15.3%
Activia Properties, Inc.	6	$28,587
Advance Residence Investment Corp.	12	31,590
Advantest Corp.	3,000	56,059
Aeon Co., Ltd.	3,200	47,427
Aeon Mall Co., Ltd.	3,500	59,523
Air Water, Inc.	2,000	38,522
ANA Holdings, Inc.	11,000	33,135
Anritsu Corp.	3,000	24,264
Asahi Glass Co., Ltd.	6,000	51,987
Asahi Kasei Corp.	6,000	57,214
Astellas Pharma, Inc.	8,900	117,365
Bandai Namco Holdings, Inc.	1,300	40,803
Bridgestone Corp.	1,900	79,251

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Canon, Inc.	3,800	$126,114
Chiba Bank, Ltd. (The)	4,000	26,796
Chubu Electric Power Co., Inc.	10,800	145,011
Chugai Pharmaceutical Co., Ltd.	1,800	63,961
Chugoku Electric Power Co., Inc. (The)	4,500	49,056
Citizen Watch Co., Ltd.	7,100	47,105
Concordia Financial Group, Ltd.	11,700	53,818
Credit Saison Co., Ltd.	1,400	25,510
Dai-ichi Life Holdings, Inc.	4,200	71,568
Daicel Corp.	3,400	39,031
Daido Steel Co., Ltd.	7,000	38,977
Daishi Bank, Ltd. (The)	9,000	36,134
Daito Trust Construction Co., Ltd.	600	88,292
Daiwa House REIT Investment Corp.	23	58,148
Daiwa Securities Group, Inc.	7,000	42,584
Denka Co., Ltd.	9,000	46,371
East Japan Railway Co.	600	53,846
Eisai Co., Ltd.	1,500	78,869
FamilyMart UNY Holdings Co., Ltd.	1,400	79,138
Fancl Corp.	3,600	60,557
Fast Retailing Co., Ltd.	200	65,324
FUJIFILM Holdings Corp.	2,000	74,229
Fujitsu, Ltd.	8,000	49,938
Fukuoka Financial Group, Inc.	7,000	31,933
Furukawa Electric Co., Ltd.	1,300	52,626
GLP J-Reit	26	29,301
Gunma Bank, Ltd. (The)	5,000	26,821
Hirose Electric Co., Ltd.	300	40,320
Hiroshima Bank, Ltd. (The)	6,000	25,901
Hokuhoku Financial Group, Inc.	1,500	23,561
Honda Motor Co., Ltd.	4,400	128,065
Idemitsu Kosan Co., Ltd.	2,600	83,127
Ito En, Ltd.	1,400	50,765
ITOCHU Corp.	3,300	46,695
ITOCHU Techno-Solutions Corp.	1,600	46,584
Iyo Bank, Ltd. (The)	4,600	32,674
Japan Airlines Co., Ltd.	1,400	44,214
Japan Prime Realty Investment Corp.	11	41,299
Japan Real Estate Investment Corp.	13	68,456
Japan Retail Fund Investment Corp.	31	60,561
JXTG Holdings, Inc.	52,800	238,235
Kagome Co., Ltd.	1,800	49,044
Kajima Corp.	8,000	54,322
Kakaku.com, Inc.	2,000	28,863
Kamigumi Co., Ltd.	3,000	27,261
Kao Corp.	2,100	115,886

Security	Shares	Value

Japan (continued)
KDDI Corp.	15,800	$418,922
Kewpie Corp.	2,100	53,435
Keyence Corp.	200	80,403
Kintetsu Group Holdings Co., Ltd.	8,000	29,214
Kobayashi Pharmaceutical Co., Ltd.	1,000	52,459
Kuraray Co., Ltd.	2,500	40,348
KYORIN Holdings, Inc.	1,300	27,234
Kyowa Hakko Kirin Co., Ltd.	2,000	34,362
Lawson, Inc.	300	19,905
Lion Corp.	2,000	36,140
M3, Inc.	1,200	30,677
Marubeni Corp.	7,000	43,146
Maruichi Steel Tube, Ltd.	1,200	34,029
Megmilk Snow Brand Co., Ltd.	1,400	41,781
Miraca Holdings, Inc.	1,300	59,938
Mitsubishi Chemical Holdings Corp.	9,000	70,445
Mitsubishi Estate Co., Ltd.	9,000	172,330
Mitsubishi Motors Corp.	2,000	12,809
Mitsubishi Tanabe Pharma Corp.	3,200	65,001
Mitsui & Co., Ltd.	3,900	55,070
Mizuho Financial Group, Inc.	75,500	138,009
Morinaga Milk Industry Co., Ltd.	7,000	55,336
MS&AD Insurance Group Holdings, Inc.	1,800	58,687
NEC Corp.	15,000	37,297
NH Foods, Ltd.	2,000	57,006
Nidec Corp.	500	45,877
Nikon Corp.	4,100	58,529
Nintendo Co., Ltd.	400	101,226
Nippon Building Fund, Inc.	14	74,455
Nippon Electric Glass Co., Ltd.	5,000	31,012
Nippon Kayaku Co., Ltd.	2,000	27,326
Nippon Prologis REIT, Inc.	26	54,942
Nippon Shinyaku Co., Ltd.	1,000	53,179
Nippon Shokubai Co., Ltd.	600	40,305
Nippon Telegraph & Telephone Corp.	7,900	338,559
Nissan Chemical Industries, Ltd.	800	24,812
Nisshin Seifun Group, Inc.	2,400	36,875
Nissin Foods Holdings Co., Ltd.	1,200	68,714
NOF Corp.	4,000	45,074
Nomura Real Estate Holdings, Inc.	3,100	52,434
Nomura Real Estate Master Fund, Inc.	43	61,977
Nomura Research Institute, Ltd.	1,200	41,785
NTT Data Corp.	1,100	51,078
NTT DoCoMo, Inc.	14,100	341,179
Obayashi Corp.	4,000	38,835
Okinawa Electric Power Co., Inc. (The)	1,900	46,355

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co., Ltd.	2,500	$51,567
Oracle Corp. Japan	1,000	57,614
Oriental Land Co., Ltd.	700	40,204
Orix JREIT, Inc.	34	53,917
Osaka Gas Co., Ltd.	38,000	142,243
Otsuka Holdings Co., Ltd.	3,100	142,782
Recruit Holdings Co., Ltd.	2,000	101,085
Resona Holdings, Inc.	14,200	78,940
Ricoh Co., Ltd.	4,000	33,342
Rinnai Corp.	600	49,895
San-Ai Oil Co., Ltd.	4,000	33,978
Santen Pharmaceutical Co., Ltd.	4,100	57,690
SECOM Co., Ltd.	500	36,311
Sekisui House, Ltd.	2,000	33,224
Seven & i Holdings Co., Ltd.	1,800	76,021
Sharp Corp.(1)	39,000	141,435
Shimizu Corp.	5,000	47,950
Shin-Etsu Chemical Co., Ltd.	1,700	147,760
Shizuoka Bank, Ltd. (The)	5,000	42,203
Showa Denko K.K.(1)	2,200	42,020
Showa Shell Sekiyu K.K.	7,000	67,604
Sompo Holdings, Inc.	1,600	60,465
Sumitomo Corp.	4,900	65,480
Sumitomo Metal Mining Co., Ltd.	4,000	54,166
Sumitomo Mitsui Financial Group, Inc.	4,100	152,235
Taiheiyo Cement Corp.	15,000	49,848
Taisei Corp.	6,000	45,752
Takeda Pharmaceutical Co., Ltd.	3,600	172,705
TEIJIN, Ltd.	2,400	46,501
Terumo Corp.	2,500	91,296
Toho Gas Co., Ltd.	4,000	28,592
Tohoku Electric Power Co., Inc.	6,300	83,991
Tokai Carbon Co., Ltd.	9,000	39,404
Tokio Marine Holdings, Inc.	2,700	113,842
Tokyo Gas Co., Ltd.	46,000	213,573
Tokyu Corp.	4,000	28,650
Toppan Printing Co., Ltd.	4,000	40,267
Toray Industries, Inc.	9,000	79,653
Toshiba Corp.(1)	18,000	36,309
Toyo Ink SC Holdings Co., Ltd.	7,000	34,420
Toyo Suisan Kaisha, Ltd.	1,000	37,558
Toyobo Co., Ltd.	18,000	31,840
Toyota Motor Corp.	5,100	276,016
Trend Micro, Inc.	1,000	43,999
Tsuruha Holdings, Inc.	400	40,491
Ube Industries, Ltd.	17,000	39,521

Security	Shares	Value

Japan (continued)
United Urban Investment Corp.	36	$54,391
USS Co., Ltd.	4,300	76,071
West Japan Railway Co.	800	53,455
Yahoo! Japan Corp.	11,200	47,972
Yamato Holdings Co., Ltd.	2,000	43,218
Yamato Kogyo Co., Ltd.	1,000	25,012
Yamazaki Baking Co., Ltd.	2,000	42,213
Zeon Corp.	3,000	34,158

		$10,551,978

Netherlands — 3.9%
Aalberts Industries NV	1,153	$45,718
Akzo Nobel NV	2,513	219,792
Altice NV, Class B(1)	2,034	50,590
ASML Holding NV	2,937	388,357
Boskalis Westminster	1,027	37,776
Gemalto NV	831	46,525
GrandVision NV(3)	1,280	33,409
Heineken NV	633	56,459
ING Groep NV	22,110	360,383
Koninklijke Ahold Delhaize NV	4,518	93,591
Koninklijke DSM NV	1,827	130,737
Koninklijke KPN NV	47,300	136,745
Koninklijke Vopak NV	1,452	65,526
NN Group NV	1,302	43,167
QIAGEN NV(1)	4,241	127,048
RELX NV	12,043	232,716
TomTom NV(1)	3,382	34,386
Unilever NV	9,430	493,995
Wolters Kluwer NV	2,003	84,996

		$2,681,916

New Zealand — 0.9%
A2 Milk Co., Ltd.(1)	34,754	$80,580
Auckland International Airport, Ltd.	11,064	52,428
Contact Energy, Ltd.	17,100	61,169
Fletcher Building, Ltd.	12,248	71,876
Goodman Property Trust	27,739	23,255
Heartland Bank, Ltd.	35,752	40,685
Precinct Properties New Zealand, Ltd.	27,851	23,026
Ryman Healthcare, Ltd.	3,670	21,737
SKYCITY Entertainment Group, Ltd.	14,241	42,582
Spark New Zealand, Ltd.	27,540	69,793
Trade Me, Ltd.	8,490	30,916
Xero, Ltd.(1)	4,010	59,832

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand (continued)
Z Energy, Ltd.	13,924	$71,257

		$649,136

Norway — 1.9%
AF Gruppen ASA	1,371	$24,428
Atea ASA	6,274	75,879
Austevoll Seafood ASA	4,763	38,310
Borregaard ASA	4,154	46,668
DNB ASA	8,378	130,750
Entra ASA(3)	4,141	47,503
Europris ASA(3)	9,810	45,736
Gjensidige Forsikring ASA	1,701	26,132
Golar LNG, Ltd.	1,000	25,510
Kongsberg Gruppen ASA	3,498	54,572
Nordic Semiconductor ASA(1)	6,600	26,360
Opera Software ASA	8,541	38,618
Orkla ASA	9,782	88,751
Salmar ASA	2,132	50,587
Schibsted ASA, Class B	3,350	75,029
SpareBank 1 SMN	3,485	29,022
Statoil ASA	7,438	122,495
Telenor ASA	8,446	136,433
Tomra Systems ASA	3,141	36,457
XXL ASA(3)	3,700	39,837
Yara International ASA	3,528	131,189

		$1,290,266

Portugal — 0.9%
EDP-Energias de Portugal SA	44,820	$147,916
Galp Energia SGPS SA, Class B	9,466	147,111
Jeronimo Martins SGPS SA	7,890	144,789
Navigator Co. SA (The)(1)	19,411	82,132
NOS SGPS SA	22,214	127,242
Pharol SGPS SA	43,046	11,058

		$660,248

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$43,071
Boustead Singapore, Ltd.	20,000	12,741
CapitaLand Mall Trust	15,800	22,280
City Developments, Ltd.	5,800	44,757
ComfortDelGro Corp., Ltd.	31,100	60,938
DBS Group Holdings, Ltd.	6,700	92,530
Flex, Ltd.(1)	7,457	115,285
Genting Singapore PLC	74,000	58,959

Security	Shares	Value

Singapore (continued)
Hutchison Port Holdings Trust	44,000	$17,812
Keppel Infrastructure Trust	95,400	35,521
Mapletree Commercial Trust	29,000	33,112
Raffles Medical Group, Ltd.	38,400	38,464
Singapore Exchange, Ltd.	7,000	37,092
Singapore Press Holdings, Ltd.	41,000	101,748
Singapore Technologies Engineering, Ltd.	29,000	78,668
Singapore Telecommunications, Ltd.	66,900	179,110
Suntec Real Estate Investment Trust	27,000	34,191
United Overseas Bank, Ltd.	4,500	70,064
Venture Corp., Ltd.	7,000	61,092
Wilmar International, Ltd.	75,000	190,505

		$1,327,940

Spain — 3.9%
Abertis Infraestructuras SA	6,152	$108,150
Almirall SA	2,800	50,553
Amadeus IT Group SA	6,217	335,527
Axiare Patrimonio SOCIMI SA	2,208	36,618
Banco Bilbao Vizcaya Argentaria SA	14,580	116,809
Banco de Sabadell SA	23,300	44,815
Bankia SA	14,959	18,163
CaixaBank SA	24,878	112,957
Coca-Cola European Partners PLC	2,800	108,136
Ebro Foods SA	3,470	77,504
Enagas SA	2,600	68,322
Ferrovial SA	6,364	135,379
Grifols SA	8,178	219,504
Hispania Activos Inmobiliarios SOCIMI SA	2,750	41,520
Iberdrola SA	26,621	191,372
Industria de Diseno Textil SA	8,791	336,882
Merlin Properties Socimi SA	8,113	95,940
Red Electrica Corp. SA	5,128	99,940
Repsol SA	15,973	252,107
Telefonica SA	21,727	240,299
Tubacex SA	12,500	39,797

		$2,730,294

Sweden — 3.9%
Assa Abloy AB, Class B	2,883	$62,402
Axfood AB	2,772	43,988
BillerudKorsnas AB	5,767	92,389
Bonava AB, Class B	2,000	32,337
Capio AB(3)	6,000	33,201
Castellum AB	6,400	87,647

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
Elekta AB, Class B	17,600	$183,749
Fabege AB	2,133	36,730
Hennes & Mauritz AB, Class B	8,337	206,428
Hexpol AB	9,658	107,297
Holmen AB, Class B	2,579	108,674
Hufvudstaden AB, Class A	4,938	77,366
ICA Gruppen AB	890	30,372
Industrivarden AB, Class C	2,456	57,114
International Petroleum Corp.(1)	2,055	7,470
Kindred Group PLC SDR	3,604	37,347
Kungsleden AB	6,500	36,392
Lifco AB, Class B	1,000	30,455
Lundin Petroleum AB(1)	6,164	117,540
Mycronic AB	2,681	26,475
NetEnt AB	2,500	19,284
Nordea Bank AB	3,100	38,126
Skanska AB, Class B	5,962	142,502
SKF AB, Class B	2,244	49,245
Svenska Cellulosa AB SCA, Class B	7,399	244,961
Svenska Handelsbanken AB, Class A	5,337	75,721
Swedbank AB, Class A	4,442	105,275
Telefonaktiebolaget LM Ericsson, Class B	32,761	212,843
Telia Co. AB	67,805	276,057
Vitrolife AB	800	45,580
Volvo AB	3,350	54,708
Wihlborgs Fastigheter AB	1,547	30,135

		$2,709,810

Switzerland — 7.9%
Allreal Holding AG	417	$71,748
Alpiq Holding, Ltd.(1)	241	17,901
Ascom Holding AG	1,636	30,914
Baloise Holding AG	509	74,637
Bucher Industries AG	89	28,694
Burckhardt Compression Holdings AG	55	16,875
Comet Holding AG	390	52,089
Compagnie Financiere Richemont SA, Class A	6,227	520,319
Daetwyler Holding AG	260	44,004
DKSH Holding AG	352	28,352
dormakaba Holding AG	61	52,266
Flughafen Zuerich AG	187	41,211
Geberit AG	233	106,133
Givaudan SA	52	100,189
Helvetia Holding AG	85	47,200
Inficon Holding AG	86	45,162
Komax Holding AG	194	51,767

Security	Shares	Value

Switzerland (continued)
Kuehne & Nagel International AG	665	$100,571
Mobimo Holding AG	139	37,373
Nestle SA	9,949	766,277
Novartis AG	7,182	552,907
Panalpina Welttransport Holding AG	330	43,649
Pargesa Holding SA	850	63,553
Partners Group Holding AG	109	65,891
Roche Holding AG PC	644	168,512
Schindler Holding AG	276	54,825
Schindler Holding AG PC	257	52,516
SGS SA	46	103,583
Sika AG	16	102,118
Sulzer AG	480	56,016
Swatch Group AG (The)	1,112	86,268
Swatch Group AG (The), Bearer Shares	442	176,830
Swiss Life Holding AG	399	129,850
Swiss Prime Site AG	1,391	120,591
Swiss Re AG	2,119	184,309
Swisscom AG	516	225,018
Syngenta AG(1)	1,392	645,384
Temenos Group AG	1,230	106,464
Valiant Holding AG	270	30,993
Valora Holding AG	105	36,035
Zehnder Group AG	691	23,417
Zurich Insurance Group AG	620	171,578

		$5,433,989

United Kingdom — 15.6%
Antofagasta PLC	7,900	$85,713
AstraZeneca PLC	3,179	190,388
Auto Trader Group PLC(3)	18,275	94,918
Aviva PLC	15,804	107,474
Babcock International Group PLC	3,446	40,142
BAE Systems PLC	15,161	123,137
Bellway PLC	1,375	50,676
Berendsen PLC	1,721	18,686
Berkeley Group Holdings PLC	1,125	47,450
Big Yellow Group PLC	7,156	71,746
BP PLC	80,176	458,976
BT Group PLC	75,856	299,248
Bunzl PLC	1,400	43,644
Capita PLC	2,374	17,111
Carnival PLC	1,559	96,085
Cineworld Group PLC	5,166	47,102
Close Brothers Group PLC	1,265	27,715
Cobham PLC	11,321	19,425

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	2,712	$54,757
Croda International PLC	1,357	66,145
Daily Mail & General Trust PLC, Class A	2,268	21,015
Diageo PLC	9,957	289,820
Dignity PLC	1,253	40,457
Direct Line Insurance Group PLC	12,400	56,034
easyJet PLC	2,278	34,458
Electrocomponents PLC	8,661	58,213
Elementis PLC	6,330	24,939
Essentra PLC	5,799	40,649
Experian PLC	8,507	183,009
Fidessa Group PLC	1,027	31,459
FirstGroup PLC(1)	13,353	23,621
Fresnillo PLC	2,137	40,180
G4S PLC	13,501	53,309
GlaxoSmithKline PLC	37,061	745,958
Grainger PLC	21,884	70,793
Great Portland Estates PLC	10,764	96,447
Greene King PLC	2,038	19,833
Halma PLC	10,346	141,104
Hammerson PLC	17,653	134,311
Howden Joinery Group PLC	5,263	31,558
HSBC Holdings PLC	44,206	364,537
Imperial Brands PLC	3,489	170,868
Informa PLC	7,317	60,838
Inmarsat PLC	3,236	34,224
Intertek Group PLC	1,447	76,157
Johnson Matthey PLC	1,560	60,175
Just Eat PLC(1)	8,400	62,793
Kcom Group PLC	18,722	21,440
Keller Group PLC	1,779	21,352
Kingfisher PLC	14,750	65,253
Land Securities Group PLC	15,070	215,827
Legal & General Group PLC	20,937	66,728
Lloyds Banking Group PLC	141,652	127,278
LondonMetric Property PLC	32,609	71,132
Marston’s PLC	12,099	22,401
Merlin Entertainments PLC(3)	8,625	56,453
Mitie Group PLC	5,571	15,117
Moneysupermarket.com Group PLC	16,319	73,105
National Grid PLC	54,281	702,844
NCC Group PLC	25,809	47,544
Next PLC	1,135	63,269
Oxford Instruments PLC	2,226	28,529
Paragon Group of Cos. PLC (The)	4,937	29,912
Pearson PLC	6,802	56,108

Security	Shares	Value

United Kingdom (continued)
Pennon Group PLC	3,923	$43,522
Phoenix Group Holdings	2,631	25,163
Playtech PLC	4,633	57,540
Provident Financial PLC	887	36,817
QinetiQ Group PLC	8,311	31,627
Randgold Resources, Ltd.	1,173	103,184
Reckitt Benckiser Group PLC	2,232	205,651
Renishaw PLC	1,543	68,251
Rentokil Initial PLC	15,781	50,879
Rio Tinto PLC	9,093	358,721
Royal Dutch Shell PLC, Class A	19,351	502,515
Royal Mail PLC	6,900	35,981
RPC Group PLC	7,000	73,534
RSA Insurance Group PLC	7,955	61,372
Sage Group PLC (The)	21,278	184,695
SDL PLC	5,875	45,812
Segro PLC	20,124	126,579
Severn Trent PLC	2,803	84,378
Shaftesbury PLC	7,730	93,293
Sky PLC	7,199	92,480
Spirent Communications PLC	26,820	40,727
St. James’s Place PLC	4,626	68,758
Standard Life PLC	14,339	67,489
Tate & Lyle PLC	7,007	68,716
Tritax Big Box REIT PLC	37,589	68,167
TT Electronics PLC	8,490	22,660
UBM PLC	2,425	22,304
Ultra Electronics Holdings PLC	1,034	27,988
Unilever PLC	4,757	244,740
UNITE Group PLC (The)	9,181	76,954
United Utilities Group PLC	8,851	111,542
Victrex PLC	2,610	64,740
Vodafone Group PLC	273,699	704,950
WH Smith PLC	2,282	52,265
William Hill PLC	6,621	25,156
Wolseley PLC	1,410	89,615
WPP PLC	4,460	95,504
Xaar PLC	3,933	19,137

		$10,764,995

Total Common Stocks (identified cost $63,634,344)		$67,582,448

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Rights(1) — 0.0%(2)

Security	Shares	Value

Tritax Big Box REIT PLC, Exp. 5/10/17	3,417	$177

Total Rights (identified cost $0)		$177

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(4)	334,471	$334,571

Total Short-Term Investments (identified cost $334,538)		$334,571

Total Investments — 98.3% (identified cost $63,968,882)		$67,917,196

Other Assets, Less Liabilities — 1.7%		$1,168,751

Net Assets — 100.0%		$69,085,947

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $875,008 or 1.3% of the Portfolio’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.3%	$23,671,224
British Pound Sterling	16.0	11,042,310
Japanese Yen	15.3	10,551,978
Swiss Franc	8.0	5,545,672
Australian Dollar	7.5	5,159,566
Swedish Krona	3.9	2,709,810
Hong Kong Dollar	3.1	2,107,796
United States Dollar	2.3	1,599,995
Danish Krone	1.9	1,346,819
Norwegian Krone	1.8	1,264,756
Singapore Dollar	1.8	1,226,898
Israeli Shekel	1.5	1,041,236
New Zealand Dollar	0.9	649,136

Total Investments	98.3%	$67,917,196

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.0%	$7,606,796
Industrials	10.6	7,319,131
Consumer Discretionary	10.2	7,045,001
Consumer Staples	10.1	7,011,675
Materials	9.5	6,562,578
Health Care	9.0	6,198,582
Information Technology	8.6	5,927,348
Telecommunication Services	8.4	5,823,339
Real Estate	7.8	5,356,838
Utilities	6.8	4,731,588
Energy	5.8	3,999,749
Short-Term Investments	0.5	334,571

Total Investments	98.3%	$67,917,196

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $63,634,344)	$67,582,625
Affiliated investment, at value (identified cost, $334,538)	334,571
Foreign currency, at value (identified cost, $172,824)	174,886
Dividends receivable	207,002
Dividends receivable from affiliated investment	290
Tax reclaims receivable	862,548
Total assets	$69,161,922

Liabilities
Payable to affiliates:
Investment adviser fee	$27,618
Trustees’ fees	357
Accrued expenses	48,000
Total liabilities	$75,975
Net Assets applicable to investors’ interest in Portfolio	$69,085,947

Sources of Net Assets
Investors’ capital	$65,161,517
Net unrealized appreciation	3,924,430
Total	$69,085,947

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $105,428)	$916,030
Dividends from affiliated investment	800
Total investment income	$916,830

Expenses
Investment adviser fee	$161,053
Trustees’ fees and expenses	2,166
Custodian fee	31,705
Legal and accounting services	23,776
Miscellaneous	370
Total expenses	$219,070

Net investment income	$697,760

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,299,898
Investment transactions — affiliated investment	46
Foreign currency transactions	(9,373)
Net realized gain	$1,290,571
Change in unrealized appreciation (depreciation) —
Investments	$4,328,394
Investments — affiliated investment	(15)
Foreign currency	2,768
Net change in unrealized appreciation (depreciation)	$4,331,147

Net realized and unrealized gain	$5,621,718

Net increase in net assets from operations	$6,319,478

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$697,760	$1,479,903
Net realized gain (loss) from investment and foreign currency transactions	1,290,571	(921,323)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,331,147	(249,947)
Net increase in net assets from operations	$6,319,478	$308,633
Capital transactions —
Contributions	$2,067,004	$2,951,124
Withdrawals	(4,695,568)	(9,782,962)
Net decrease in net assets from capital transactions	$(2,628,564)	$(6,831,838)

Net increase (decrease) in net assets	$3,690,914	$(6,523,205)

Net Assets
At beginning of period	$65,395,033	$71,918,238
At end of period	$69,085,947	$65,395,033

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.97%	0.92%	0.92%		0.94%	1.03%
Net investment income	2.17	%(2)	2.19%	2.06%	2.55	%(3)	2.28%	2.60%
Portfolio Turnover	6	%(4)	14%	11%	53%		30%	117%

Total Return	10.24	%(4)	0.74%	0.31%	1.30%		21.20%	10.24%

Net assets, end of period (000’s omitted)	$69,086		$65,395	$71,918	$111,032		$115,036	$103,291

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.3% and 47.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $161,053 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,589,233 and $5,601,117, respectively, for the six months ended April 30, 2017.

30

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,105,410

Gross unrealized appreciation	$9,622,636
Gross unrealized depreciation	(5,810,850)

Net unrealized appreciation	$3,811,786

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$194,661	$20,132,536		$—	$20,327,197
Developed Europe	315,840	45,605,237		—	45,921,077
Developed Middle East	260,883	1,073,291		—	1,334,174

Total Common Stocks	$771,384	$66,811,064	*	$—	$67,582,448

Rights	$177	$—		$—	$177
Short-Term Investments	—	334,571		—	334,571

Total Investments	$771,561	$67,145,635		$—	$67,917,196

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

32

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

34

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of clients. The Board also considered certain factors as identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board

35

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

36

Parametric Tax-Managed International Equity Fund

April 30, 2017

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.17

Eaton Vance

Short Duration Government Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Short Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	34

Important Notices	35

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	1.17%	1.99%	1.22%	2.57%
Class A with 2.25% Maximum Sales Charge	—	—	–1.10	–0.29	0.75	2.34
Class C at NAV	09/30/2002	09/30/2002	0.87	1.39	0.61	1.96
Class C with 1% Maximum Sales Charge	—	—	–0.13	0.39	0.61	1.96
Class I at NAV	05/04/2009	09/30/2002	1.30	2.25	1.47	2.76
BofA Merrill Lynch 1–3 Year U.S. Treasury Index	—	—	0.03%	0.35%	0.62%	1.98%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.96%	1.56%	0.71%
Net				0.90	1.50	0.65

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement effective 6/1/17 that continues through 2/28/19. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio. Other represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.70	$4.69	0.94%
Class C	$1,000.00	$1,008.70	$7.67	1.54%
Class I	$1,000.00	$1,013.00	$3.44	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71	0.94%
Class C	$1,000.00	$1,017.20	$7.70	1.54%
Class I	$1,000.00	$1,021.40	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $459,773,334)	$458,946,193
Receivable for Fund shares sold	2,554,952
Total assets	$461,501,145

Liabilities
Payable for Fund shares redeemed	$2,917,836
Distributions payable	108,406
Payable to affiliates:
Distribution and service fees	76,164
Trustees’ fees	43
Accrued expenses	93,340
Total liabilities	$3,195,789
Net Assets	$458,305,356

Sources of Net Assets
Paid-in capital	$497,705,938
Accumulated net realized loss from Portfolios	(38,515,601)
Accumulated distributions in excess of net investment income	(57,840)
Net unrealized depreciation from Portfolio	(827,141)
Total	$458,305,356

Class A Shares
Net Assets	$141,671,378
Shares Outstanding	17,110,353
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.28
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$8.47

Class C Shares
Net Assets	$65,281,060
Shares Outstanding	7,873,679
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.29

Class I Shares
Net Assets	$251,352,918
Shares Outstanding	30,390,479
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.27

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income allocated from Portfolios	$6,614,479
Dividends allocated from Portfolios	129,000
Expenses allocated from Portfolios	(1,241,244)
Total investment income from Portfolios	$5,502,235

Expenses
Distribution and service fees
Class A	$199,216
Class B	1,520
Class C	305,687
Trustees’ fees and expenses	250
Custodian fee	20,384
Transfer and dividend disbursing agent fees	139,867
Legal and accounting services	24,634
Printing and postage	33,338
Registration fees	52,844
Miscellaneous	7,184
Total expenses	$784,924

Net investment income	$4,717,311

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions — affiliated Portfolio	$(153,718)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	478,913
Written options	76,172
Financial futures contracts	(7,007,046)
Swap contracts	651,248
Foreign currency and forward foreign currency exchange contract transactions	15,837
Net realized loss	$(5,938,594)
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolio	$153,718
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	923,411
Written options	31,250
Financial futures contracts	2,037,937
Swap contracts	3,364,440
Foreign currency and forward foreign currency exchange contracts	(5,500)
Net change in unrealized appreciation (depreciation)	$6,505,256

Net realized and unrealized gain	$566,662

Net increase in net assets from operations	$5,283,973

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$4,717,311	$10,425,368
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(5,938,594)	5,854,047
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	6,505,256	(13,512,648)
Net increase in net assets from operations	$5,283,973	$2,766,767
Distributions to shareholders —
From net investment income
Class A	$(1,676,047)	$(3,709,244)
Class B	(2,036)	(10,218)
Class C	(538,147)	(1,477,126)
Class I	(2,479,400)	(6,326,872)
Total distributions to shareholders	$(4,695,630)	$(11,523,460)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$75,798,114	$101,982,388
Class B	13,867	372,091
Class C	10,079,729	32,704,812
Class I	143,651,558	181,977,445
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,502,307	3,255,705
Class B	1,602	9,243
Class C	487,008	1,336,669
Class I	2,098,387	5,662,130
Cost of shares redeemed
Class A	(91,976,136)	(99,127,246)
Class B	(36,069)	(544,927)
Class C	(22,857,764)	(46,940,136)
Class I	(74,061,507)	(258,065,005)
Net asset value of shares exchanged
Class A	46,401	558,011
Class B	(46,401)	(558,011)
Net asset value of shares merged*
Class A	267,345	—
Class B	(267,345)	—
Net increase (decrease) in net assets from Fund share transactions	$44,701,096	$(77,376,831)

Net increase (decrease) in net assets	$45,289,439	$(86,133,524)

Net Assets
At beginning of period	$413,015,917	$499,149,441
At end of period	$458,305,356	$413,015,917

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(57,840)	$(79,521)

*	At the close of business on April 27, 2017, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013		2012
Net asset value — Beginning of period	$8.270		$8.400	$8.570	$8.620		$9.020		$8.980

Income (Loss) From Operations
Net investment income(1)	$0.087		$0.171	$0.175	$0.151		$0.169		$0.223
Net realized and unrealized gain (loss)	0.009		(0.112)	(0.080)	0.073		(0.290)		0.105

Total income (loss) from operations	$0.096		$0.059	$0.095	$0.224		$(0.121)		$0.328

Less Distributions
From net investment income	$(0.086)		$(0.189)	$(0.265)	$(0.271)		$(0.279)		$(0.288)
Tax return of capital	—		—	—	(0.003)		—		—

Total distributions	$(0.086)		$(0.189)	$(0.265)	$(0.274)		$(0.279)		$(0.288)

Net asset value — End of period	$8.280		$8.270	$8.400	$8.570		$8.620		$9.020

Total Return(2)	1.17	%(3)	0.72%	1.12%	2.64	%(4)	(1.36	)%(4)	3.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,671		$155,824	$151,875	$128,250		$145,119		$216,430
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.94	%(7)	0.96%	0.99%	1.03	%(4)	0.99	%(4)	0.94%
Net investment income	2.12	%(7)	2.07%	2.07%	1.76%		1.91%		2.48%
Portfolio Turnover of the Fund(8)	15	%(3)	45%	19%	31%		35%		17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013		2012
Net asset value — Beginning period	$8.280		$8.410	$8.580	$8.630		$9.030		$8.990

Income (Loss) From Operations
Net investment income(1)	$0.062		$0.123	$0.124	$0.100		$0.116		$0.169
Net realized and unrealized gain (loss)	0.010		(0.113)	(0.079)	0.072		(0.291)		0.104

Total income (loss) from operations	$0.072		$0.010	$0.045	$0.172		$(0.175)		$0.273

Less Distributions
From net investment income	$(0.062)		$(0.140)	$(0.215)	$(0.220)		$(0.225)		$(0.233)
Tax return of capital	—		—	—	(0.002)		—		—

Total distributions	$(0.062)		$(0.140)	$(0.215)	$(0.222)		$(0.225)		$(0.233)

Net asset value — End of period	$8.290		$8.280	$8.410	$8.580		$8.630		$9.030

Total Return(2)	0.87	%(3)	0.12%	0.52%	2.02	%(4)	(1.96	)%(4)	3.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,281		$77,450	$91,850	$78,972		$93,297		$127,146
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.54	%(7)	1.56%	1.59%	1.63	%(4)	1.59	%(4)	1.54%
Net investment income	1.51	%(7)	1.48%	1.46%	1.16%		1.31%		1.88%
Portfolio Turnover of the Fund(8)	15	%(3)	45%	19%	31%		35%		17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013		2012
Net asset value — Beginning of period	$8.260		$8.390	$8.560	$8.610		$9.010		$8.970

Income (Loss) From Operations
Net investment income(1)	$0.098		$0.195	$0.192	$0.169		$0.191		$0.244
Net realized and unrealized gain (loss)	0.009		(0.115)	(0.076)	0.076		(0.289)		0.107

Total income (loss) from operations	$0.107		$0.080	$0.116	$0.245		$(0.098)		$0.351

Less Distributions
From net investment income	$(0.097)		$(0.210)	$(0.286)	$(0.292)		$(0.302)		$(0.311)
Tax return of capital	—		—	—	(0.003)		—		—

Total distributions	$(0.097)		$(0.210)	$(0.286)	$(0.295)		$(0.302)		$(0.311)

Net asset value — End of period	$8.270		$8.260	$8.390	$8.560		$8.610		$9.010

Total Return(2)	1.30	%(3)	0.97%	1.37%	2.89	%(4)	(1.11	)%(4)	3.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$251,353		$179,408	$254,357	$84,538		$57,710		$74,387
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.69	%(7)	0.71%	0.74%	0.78	%(4)	0.74	%(4)	0.69%
Net investment income	2.38	%(7)	2.36%	2.27%	1.97%		2.16%		2.72%
Portfolio Turnover of the Fund(8)	15	%(3)	45%	19%	31%		35%		17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares four years after their purchase as described in the Fund’s prospectus. At the close of business on April 27, 2017, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing all of its investable assets in interests in Short-Term U.S. Government Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2017). During the six months ended April 30, 2017, the Fund also invested in Senior Debt Portfolio, which together with Short-Term U.S. Government Portfolio are referred to as the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $28,480,089 and deferred capital losses of $5,326,928 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($16,216,716) and October 31, 2019 ($12,263,373), and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $5,326,928 are long-term.

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee reduction agreement may not be terminated without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by a majority of the shareholders. Effective June 1, 2017, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual Fund operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.50% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2017, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios amounted to $1,100,438 or 0.50% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $6,824 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,973 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $199,216 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and, prior to the close of business on April 27, 2017, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $1,140 and $215,779 for Class B and Class C shares, respectively.

Pursuant to the Class B (prior to the close of business on April 27, 2017) and Class C Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $380 and $89,908 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on April 27, 2017, on redemptions of Class B shares made within four years of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $1,000, less than $100 and $5,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Short-Term U.S. Government Portfolio	$106,505,538	$57,237,154
Senior Debt Portfolio	—	9,956,254

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	9,151,089	12,263,290
Issued to shareholders electing to receive payments of distributions in Fund shares	181,406	392,559
Redemptions	(11,110,605)	(11,953,286)
Merger from Class B shares	32,289	—
Exchange from Class B shares	5,606	67,044

Net increase (decrease)	(1,740,215)	769,607

Class B	Six Months Ended April 30, 2017 (Unaudited)(1)	Year Ended October 31, 2016

Sales	1,671	44,687
Issued to shareholders electing to receive payments of distributions in Fund shares	193	1,112
Redemptions	(4,349)	(65,504)
Merger to Class A shares	(32,249)	—
Exchange to Class A shares	(5,598)	(66,941)

Net decrease	(40,332)	(86,646)

13

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,215,587	3,924,899
Issued to shareholders electing to receive payments of distributions in Fund shares	58,723	160,897
Redemptions	(2,755,958)	(5,648,152)

Net decrease	(1,481,648)	(1,562,356)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	17,362,380	21,933,222
Issued to shareholders electing to receive payments of distributions in Fund shares	253,642	683,085
Redemptions	(8,951,908)	(31,199,161)

Net increase (decrease)	8,664,114	(8,582,854)

(1)	Offering of Class B was discontinued during the six months ended April 30, 2017 (see Note 1).

14

Short-Term U.S. Government Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 20.2%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
1.841%, with maturity at 2025(1)	$197	$199,074
1.849%, with various maturities to 2022(1)	985	991,033
1.866%, with maturity at 2037(1)	996	1,007,307
2.558%, with maturity at 2022(1)	35	35,158
2.757%, with maturity at 2020(1)	49	49,387
2.761%, with maturity at 2034(1)	3,508	3,664,024
2.856%, with maturity at 2035(1)	1,850	1,919,368
2.861%, with maturity at 2025(1)	454	469,202
2.872%, with maturity at 2035(1)	6,669	7,027,701
2.908%, with maturity at 2036(1)	2,505	2,637,635
2.925%, with maturity at 2038(1)	2,525	2,669,490
2.95%, with maturity at 2023(1)	566	577,267
2.952%, with maturity at 2036(1)	2,755	2,911,284
3.157%, with maturity at 2032(1)	485	492,729
3.411%, with maturity at 2029(1)	215	215,061
3.839%, with maturity at 2034(1)	339	362,519
4.056%, with maturity at 2037(1)	2,028	2,145,284
4.184%, with maturity at 2032(1)	380	393,547
4.378%, with maturity at 2030(1)	562	600,583
4.50%, with various maturities to 2035	1,282	1,354,226
4.71%, with maturity at 2033(1)	2,278	2,429,363
5.00%, with various maturities to 2018	333	339,352
5.50%, with various maturities to 2018	84	84,422
6.00%, with maturity at 2029	335	376,625
6.50%, with maturity at 2017	11	10,743
7.00%, with various maturities to 2035	758	878,855
8.00%, with various maturities to 2025	6	6,589

		$33,847,828

Federal National Mortgage Association:
1.841%, with various maturities to 2037(1)	$773	$780,217
1.849%, with maturity at 2032(1)	1,289	1,303,451
1.866%, with maturity at 2033(1)	388	391,913
1.99%, with maturity at 2018(1)	2	1,930
2.021%, with maturity at 2038(1)	483	486,706
2.365%, with maturity at 2029(1)	19	19,347
2.412%, with maturity at 2028(1)	1,696	1,726,486
2.464%, with maturity at 2020(1)	121	120,590
2.611%, with maturity at 2036(1)	189	188,849
2.63%, with maturity at 2033(1)	718	752,732
2.646%, with maturity at 2018(1)	19	19,169
2.648%, with maturity at 2030(1)	103	104,037
2.714%, with maturity at 2037(1)	2,268	2,385,181
2.752%, with maturity at 2040(1)	797	833,929

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
2.768%, with maturity at 2030(1)	$562	$572,360
2.786%, with maturity at 2036(1)	634	666,650
2.79%, with maturity at 2033(1)	5,945	6,266,681
2.805%, with maturity at 2031(1)	1,639	1,690,136
2.824%, with maturity at 2039(1)	3,903	4,110,049
2.872%, with maturity at 2030(1)	712	734,947
2.875%, with maturity at 2018(1)	1	772
2.957%, with maturity at 2021(1)	178	179,500
3.007%, with maturity at 2038(1)	1,250	1,324,315
3.03%, with maturity at 2036(1)	583	591,268
3.174%, with maturity at 2034(1)	1,701	1,775,761
3.187%, with maturity at 2019(1)	279	281,817
3.366%, with maturity at 2035(1)	2,031	2,142,742
3.55%, with maturity at 2034(1)	1,075	1,137,543
3.578%, with maturity at 2034(1)	2,621	2,774,622
3.586%, with maturity at 2026(1)	625	660,485
3.64%, with maturity at 2021(1)	143	145,819
3.717%, with maturity at 2021(1)	259	263,940
3.724%, with maturity at 2035(1)	912	963,415
3.73%, with maturity at 2036(1)	1,455	1,555,019
3.766%, with maturity at 2036(1)	148	153,800
3.804%, with maturity at 2035(1)	714	763,180
3.939%, with maturity at 2034(1)	1,674	1,766,467
4.047%, with maturity at 2035(1)	1,119	1,194,948
4.107%, with maturity at 2033(1)	609	653,011
4.205%, with maturity at 2034(1)	560	599,142
4.489%, with maturity at 2029(1)	1,053	1,125,868
4.712%, with maturity at 2034(1)	1,016	1,076,620
4.737%, with maturity at 2034(1)	566	604,703
5.00%, with various maturities to 2019	545	556,349
6.00%, with various maturities to 2031	537	600,274
6.325%, with maturity at 2032(1)	226	247,604
6.50%, with maturity at 2036	5,271	6,015,745
7.00%, with various maturities to 2035(2)	4,118	4,872,263
7.50%, with maturity at 2018(3)	1	691
8.00%, with maturity at 2034	699	810,218

		$57,993,261

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$488	$496,916
5.00%, with maturity at 2018	240	245,356
8.25%, with maturity at 2020	41	43,226
9.00%, with maturity at 2017	1	503

		$786,001

Total Mortgage Pass-Throughs (identified cost $91,759,598)		$92,627,090

15	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 76.4%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(4)	$3,941	$3,562,603
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(4)	1,878	1,727,314
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(4)	4,354	4,015,994
Series 1395, Class F, 1.241%, 10/15/22(5)	22	21,694
Series 2135, Class JZ, 6.00%, 3/15/29	1,060	1,188,738
Series 3030, (Interest Only), Class SL, 5.106%, 9/15/35(6)(7)	3,666	654,743
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(4)	1,604	1,424,599
Series 3114, (Interest Only), Class TS, 5.656%, 9/15/30(6)(7)	8,810	1,223,457
Series 3339, (Interest Only), Class JI, 5.596%, 7/15/37(6)(7)	2,870	526,225
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(4)	538	501,080
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(4)	1,128	1,018,531
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(4)	1,803	1,585,814
Series 3866, Class DF, 2.444%, 5/15/41(5)	2,325	2,333,425
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	3,974	290,963
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(6)	4,502	627,496
Series 4094, (Interest Only), Class CS, 5.006%, 8/15/42(6)(7)	5,660	1,123,558
Series 4109, (Interest Only), Class SA, 5.206%, 9/15/32(6)(7)	3,788	698,788
Series 4177, Class MP, 2.50%, 3/15/43	1,267	1,224,463
Series 4204, Class AF, 1.983%, 5/15/43(5)	2,855	2,813,377
Series 4212, (Interest Only), Class SA, 5.206%, 7/15/38(6)(7)	10,742	1,300,929
Series 4299, Class JG, 2.50%, 7/15/43	6,667	6,713,608
Series 4319, Class SY, 6.155%, 3/15/44(7)	171	173,433
Series 4336, Class GU, 3.50%, 2/15/53	87	86,781
Series 4337, Class YT, 3.50%, 4/15/49	3,130	3,169,821
Series 4385, Class SC, 7.04%, 9/15/44(7)	423	408,874
Series 4389, Class CA, 3.00%, 9/15/44(2)	8,319	8,407,609
Series 4407, Class LN, 7.03%, 12/15/43(7)	174	171,781
Series 4452, (Interest Only), Class SP, 5.206%, 10/15/43(6)(7)	6,054	964,701
Series 4495, Class JA, 3.50%, 5/15/45	3,397	3,447,162
Series 4497, (Interest Only), Class CS, 5.206%, 9/15/44(6)(7)	4,252	909,671

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	$13,393	$2,438,877
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(6)	5,614	880,541
Series 4549, (Interest Only), Class DS, 4.906%, 8/15/45(6)(7)	10,277	1,960,713
Series 4583, Class CZ, 3.50%, 5/15/46	3,383	3,331,882
Series 4584, Class PM, 3.00%, 5/15/46	3,933	4,032,401
Series 4594, Class GT, 4.00%, 7/15/43(7)	2,890	2,731,266
Series 4608, Class TV, 3.50%, 1/15/55	3,426	3,496,280
Series 4616, Class PZ, 2.00%, 3/15/42	1,063	1,049,320
Series 4619, Class KF, 1.733%, 6/15/39(5)	2,327	2,262,397
Series 4631, Class KF, 1.983%, 10/15/46(5)	2,890	2,900,885
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(6)	3,895	576,857
Series 4637, Class CU, 3.00%, 8/15/44	12,893	12,559,853
Series 4637, Class QU, 3.00%, 4/15/44	22,009	21,453,032
Series 4639, Class KF, 2.283%, 12/15/44(5)	13,430	13,443,112
Series 4645, Class CF, 1.983%, 3/15/44(5)	18,584	18,678,544
Series 4648, Class WF, 1.983%, 1/15/47(5)	2,723	2,738,026
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(6)	4,956	711,270

		$147,562,488

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.691%, 4/25/28(5)	$8,000	$9,139,785
Series 2016-DNA1, Class M3, 6.541%, 7/25/28(5)	3,750	4,339,239
Series 2016-DNA2, Class M3, 5.641%, 10/25/28(5)	5,500	6,105,881
Series 2017-DNA1, Class M2, 4.241%, 7/25/29(5)	4,000	4,089,825
Series 2017-DNA2, Class M2, 4.436%, 10/25/29(5)	2,000	2,045,605

		$25,720,335

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust:
Series 2016-SC02, Class M1, 3.625%, 10/25/46(5)	$3,744	$3,698,800

		$3,698,800

Federal National Mortgage Association:
Series G93-17, Class FA, 1.991%, 4/25/23(5)	$59	$59,755
Series G93-36, Class ZQ, 6.50%, 12/25/23	273	296,627
Series G97-4, Class FA, 1.794%, 6/17/27(5)	282	285,204
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(6)	782	126,317
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(4)	4,405	4,038,757
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(4)	964	886,958
Series 1993-203, Class PL, 6.50%, 10/25/23	274	301,922
Series 1994-14, Class F, 2.191%, 10/25/23(5)	279	283,692

16	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2001-4, Class GA, 9.325%, 4/17/25(3)	$26	$27,972
Series 2004-60, (Interest Only), Class SW, 6.059%, 4/25/34(6)(7)	4,517	761,763
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	3,593	1,017,495
Series 2006-65, (Interest Only), Class PS, 6.229%, 7/25/36(6)(7)	2,496	513,392
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(4)	868	783,977
Series 2007-99, (Interest Only), Class SD, 5.409%, 10/25/37(6)(7)	3,936	709,321
Series 2007-102, (Interest Only), Class ST, 5.449%, 11/25/37(6)(7)	2,072	378,199
Series 2009-48, Class WA, 5.829%, 7/25/39(5)	858	945,735
Series 2009-62, Class WA, 5.569%, 8/25/39(5)	1,383	1,521,916
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(4)	1,721	1,512,887
Series 2009-93, (Interest Only), Class SC, 5.159%, 11/25/39(6)(7)	7,503	1,190,282
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(6)	30	26
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,531	1,565,570
Series 2010-135, (Interest Only), Class SD, 5.009%, 6/25/39(6)(7)	3,677	379,261
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	2,157	90,340
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	596	655,286
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	2,822	668,196
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	2,683	146,087
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(6)	8,511	827,704
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(4)	1,299	1,156,615
Series 2012-14, Class MH, 2.00%, 12/25/40	592	591,215
Series 2012-35, Class GE, 3.00%, 5/25/40	7,469	7,595,218
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(4)	4,588	4,016,187
Series 2012-73, (Interest Only), Class MS, 5.059%, 5/25/39(6)(7)	4,669	443,993
Series 2012-86, (Interest Only), Class CS, 5.109%, 4/25/39(6)(7)	3,913	407,991
Series 2012-94, (Interest Only), Class SL, 5.709%, 5/25/38(6)(7)	10,322	1,558,275
Series 2012-103, (Interest Only), Class GS, 5.109%, 2/25/40(6)(7)	9,576	991,252
Series 2012-112, (Interest Only), Class SB, 5.159%, 9/25/40(6)(7)	8,937	1,311,953

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2012-134, Class ZT, 2.00%, 12/25/42	$3,358	$2,866,384
Series 2012-147, (Interest Only), Class SA, 5.109%, 1/25/43(6)(7)	3,488	682,520
Series 2013-52, Class GA, 1.00%, 6/25/43	5,375	5,173,683
Series 2013-52, Class MD, 1.25%, 6/25/43	4,286	4,036,885
Series 2013-67, Class NF, 1.991%, 7/25/43(5)	1,856	1,821,886
Series 2013-119, Class PD, 2.50%, 1/25/43	609	606,871
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(6)	4,584	402,295
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(6)	4,558	400,013
Series 2014-5, Class LB, 2.50%, 7/25/43	1,785	1,774,141
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	3,946	3,282,457
Series 2014-35, Class CF, 1.341%, 6/25/44(5)	28,095	28,132,155
Series 2014-41, (Interest Only), Class SA, 5.059%, 7/25/44(6)(7)	5,052	1,169,643
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(6)	5,459	853,022
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	4,585	668,196
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	7,508	1,391,942
Series 2015-4, Class BF, 1.391%, 2/25/45(5)	17,179	17,233,174
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(6)	3,882	568,469
Series 2015-31, (Interest Only), Class SG, 5.109%, 5/25/45(6)(7)	5,657	1,238,280
Series 2015-35, Class US, 6.734%, 6/25/45(7)	112	113,021
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(6)	5,882	871,072
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(6)	7,394	981,546
Series 2015-74, Class SL, 1.768%, 10/25/45(7)	2,383	2,063,914
Series 2016-1, (Interest Only), Class SJ, 5.159%, 2/25/46(6)(7)	8,316	1,689,621
Series 2016-20, Class ZA, 2.50%, 12/25/41	3,130	3,050,324
Series 2016-22, Class ZE, 3.00%, 6/25/44	4,958	4,975,406
Series 2016-41, Class HZ, 2.00%, 5/25/44	1,167	1,162,885
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(6)	5,685	769,015
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,597	1,599,940
Series 2017-1, Class LF, 1.983%, 2/25/47(5)	1,453	1,440,950
Series 2017-13, Class KF, 1.983%, 2/25/47(5)	3,855	3,866,531
Series 2017-15, Class LE, 3.00%, 6/25/46	4,971	5,036,864
Series 2017-39, Class JZ, 3.00%, 5/25/47	2,647	2,594,456

		$140,564,901

17	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(5)	$1,000	$1,089,749
Series 2017-C01, Class 1M2, 4.541%, 7/25/29(5)	1,000	1,040,334

		$2,130,083

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(4)	$2,849	$2,468,168
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(4)	2,190	1,873,051
Series 2011-48, (Interest Only), Class SD, 5.677%, 10/20/36(6)(7)	3,439	232,895
Series 2011-156, Class GA, 2.00%, 12/16/41	1,445	1,323,503
Series 2012-77, Class MT, 1.384%, 5/16/41(5)	1,319	1,281,364
Series 2014-98, (Interest Only), Class IM, 1.03%, 1/20/43(3)(6)	32,918	1,068,856
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(4)	2,950	2,667,623
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,278	2,277,862
Series 2015-116, (Interest Only), Class AS, 4.707%, 8/20/45(6)(7)	3,869	476,825
Series 2015-144, Class KB, 3.00%, 8/20/44	996	981,762
Series 2015-151, (Interest Only), Class KI, 0.704%, 11/20/42(3)(6)	46,548	1,147,850
Series 2016-37, Class KY, 3.00%, 3/20/46	28	27,548
Series 2016-58, Class CZ, 2.25%, 7/20/45	732	732,121
Series 2016-58, Class TZ, 2.00%, 12/20/39	2,456	2,438,345
Series 2016-81, Class CZ, 2.25%, 3/16/45	1,631	1,619,515
Series 2016-129, Class ZC, 2.00%, 6/20/45	5,743	5,649,864
Series 2017-5, Class ZA, 2.50%, 1/20/47	4,663	4,670,517
Series 2017-32, Class JZ, 2.50%, 9/20/43	234	233,562

		$31,171,231

Total Collateralized Mortgage Obligations (identified cost $350,910,284)		$350,847,838

Put Options Purchased — 0.0%(8)

Exchange-Traded Options — 0.0%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value

U.S. 10 Year Treasury Note Futures 6/2017	500	USD 122.00	5/26/17	$7,813

Total Put Options Purchased (identified cost $31,250)				$7,813

Short-Term Investments — 3.1%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(9)	14,193,404	$14,197,662

Total Short-Term Investments (identified cost $14,196,242)		$14,197,662

Total Investments — 99.7% (identified cost $456,897,374)		$457,680,403

Call Options Written — (0.0)%(8)

Exchange-Traded Options — (0.0)%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value

U.S. 10 Year Treasury Note Futures 6/2017	250	USD 129.00	5/26/17	$(7,813)

Total Call Options Written (premiums received $39,063)				$(7,813)

Other Assets, Less Liabilities — 0.3%				$1,273,614

Net Assets — 100.0%				$458,946,204

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2017.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

18	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
CME 90-Day Eurodollar	419	Short	Jun-18	$(103,460,874)	$(103,005,913)	$454,961
U.S. 5-Year Treasury Note	935	Short	Jun-17	(110,018,733)	(110,709,844)	(691,111)
U.S. 10-Year Treasury Note	347	Short	Jun-17	(43,173,140)	(43,624,406)	(451,266)
U.S. Ultra-Long Treasury Bond	101	Long	Jun-17	16,351,318	16,456,688	105,370

						$(582,046)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	$10,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(699,248)

						$(699,248)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Abbreviations:

CME:  Chicago Mercantile Exchange

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $442,701,132)	$443,482,741
Affiliated investment, at value (identified cost, $14,196,242)	14,197,662
Restricted cash*	2,452,690
Interest receivable	1,424,739
Dividends receivable from affiliated investment	16,336
Receivable for investments sold	775,677
Receivable for variation margin on open financial futures contracts	9,801
Total assets	$462,359,646

Liabilities
Written options outstanding, at value (premiums received, $39,063)	$7,813
Payable for investments purchased	2,365,144
Payable for open swap contracts	699,248
Due to custodian	64,228
Payable to affiliate:
Investment adviser fee	189,744
Trustees’ fees	2,269
Accrued expenses	84,996
Total liabilities	$3,413,442
Net Assets applicable to investors’ interest in Portfolio	$458,946,204

Sources of Net Assets
Investors’ capital	$459,413,219
Net unrealized depreciation	(467,015)
Total	$458,946,204

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest	$6,448,900
Dividends from affiliated investment	125,521
Total investment income	$6,574,421

Expenses
Investment adviser fee	$1,086,107
Trustees’ fees and expenses	13,549
Custodian fee	67,174
Legal and accounting services	38,316
Miscellaneous	12,065
Total expenses	$1,217,211
Net investment income	$5,357,210

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$479,501
Investment transactions - affiliated investment	6,850
Written options	76,172
Financial futures contracts	(7,007,046)
Swap contracts	650,991
Net realized loss	$(5,793,532)
Change in unrealized appreciation (depreciation) —
Investments	$815,232
Investments - affiliated investment	(4,193)
Written options	31,250
Financial futures contracts	2,037,937
Swap contracts	3,364,697
Net change in unrealized appreciation (depreciation)	$6,244,923

Net realized and unrealized gain	$451,391

Net increase in net assets from operations	$5,808,601

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$5,357,210	$11,344,922
Net realized gain (loss) from investment transactions, written options, financial futures contracts and swap contracts	(5,793,532)	6,815,493
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts and swap contracts	6,244,923	(14,917,676)
Net increase in net assets from operations	$5,808,601	$3,242,739
Capital transactions —
Contributions	$106,505,538	$222,770,459
Withdrawals	(57,237,154)	(233,971,266)
Net increase (decrease) in net assets from capital transactions	$49,268,384	$(11,200,807)

Net increase (decrease) in net assets	$55,076,985	$(7,958,068)

Net Assets
At beginning of period	$403,869,219	$411,827,287
At end of period	$458,946,204	$403,869,219

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.56	%(2)	0.56%	0.56%	0.57%	0.57%	0.57%
Net investment income	2.46	%(2)	2.44%	2.40%	2.37%	2.28%	2.63%
Portfolio Turnover	23	%(3)	94%	30%	18%	12%	15%

Total Return	1.36	%(3)	0.83%	1.66%	3.14%	(1.29)%	3.72%

Net assets, end of period (000’s omitted)	$458,946		$403,869	$411,827	$243,930	$268,742	$403,869

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Short Duration Government Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

24

Short-Term U.S. Government Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages

25

Short-Term U.S. Government Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $1,086,107. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns, aggregated $174,023,092 and $95,144,644, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$458,519,261

Gross unrealized appreciation	$9,296,452
Gross unrealized depreciation	(10,135,310)

Net unrealized depreciation	$(838,858)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, interest rate swaps, purchased options and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended April 30, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	$—
Options written	375	126,954
Options terminated in closing purchase transactions	(125)	(87,891)

Outstanding, end of period	250	$39,063

26

Short-Term U.S. Government Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and options on futures to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $699,248. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $922,948 at April 30, 2017.

The over-the-counter (OTC) derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$7,813	(1)	$—
Written options	—		(7,813	)(2)
Futures contracts	560,331	(3)	(1,142,377	)(3)
Swap contracts	—		(699,248	)(4)

Total	$568,144		$(1,849,438)

Derivatives not subject to master netting or similar agreements	$568,144		$(1,150,190)

Total Derivatives subject to master netting or similar agreements	$—		$(699,248)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

(3)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

(4)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

27

Short-Term U.S. Government Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Deutsche Bank AG	$(699,248)	$—	$522,948	$176,300	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(63,672)	$(23,437)
Written options	$76,172	$31,250
Futures contracts	$(7,007,046)	$2,037,937
Swap contracts	$650,991	$3,364,697

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions, Written options, Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments, Written options, Financial futures contracts and Swap contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$27,542,000	$243,265,000	$31,429,000

The average number of purchased options contracts outstanding during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was 146 contracts.

6  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2017, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $64,228. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2017. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2017. The Portfolio’s average overdraft advances during the six months ended April 30, 2017 were not significant.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or

28

Short-Term U.S. Government Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$92,627,090	$—	$92,627,090
Collateralized Mortgage Obligations	—	350,847,838	—	350,847,838
Put Options Purchased	7,813	—	—	7,813
Short-Term Investments	—	14,197,662	—	14,197,662

Total Investments	$7,813	$457,672,590	$—	$457,680,403

Futures Contracts	$560,331	$—	$—	$560,331

Total	$568,144	$457,672,590	$—	$458,240,734

Liability Description
Call Options Written	$(7,813)	$—	$—	$(7,813)
Futures Contracts	(1,142,377)	—	—	(1,142,377)
Swap Contracts	—	(699,248)	—	(699,248)

Total	$(1,150,190)	$(699,248)	$—	$(1,849,438)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration Government Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Short-Term U.S. Government Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreement (the “investment advisory agreements”) for the Fund and the Portfolio, respectively.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in investment grade and other income securities, including in investing in securities issued, backed or otherwise guaranteed by the U.S. government. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

31

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all

32

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, and in light of the level of the Adviser’s 2016 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

33

Eaton Vance

Short Duration Government Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Short Duration Government Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.17

Eaton Vance

Short Duration High Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Short Duration High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	29

Important Notices	30

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/01/2013	02/21/2012	3.41%	7.15%	4.53%	4.61%
Class A with 2.25% Maximum Sales Charge	—	—	1.12	4.75	4.05	4.14
Class I at NAV	11/01/2013	02/21/2012	3.53	7.41	4.74	4.81
BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1–3 Year Index	—	—	3.44%	8.52%	5.39%	5.53%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.31%	1.06%
Net					0.90	0.65

Fund Profile4

Credit Quality (% of bonds, loans and mortgage-backed securities)[5]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.
[5]	Credit ratings are categorized using S&P. If S&P does not publish a rating, then the Moody’s rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.10	$4.79	**	0.95%
Class I	$1,000.00	$1,035.30	$3.53	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**	0.95%
Class I	$1,000.00	$1,021.30	$3.51	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Short Duration High Income Portfolio, at value (identified cost, $34,966,287)	$35,898,165
Receivable for Fund shares sold	150,556
Receivable from affiliate	6,220
Total assets	$36,054,941

Liabilities
Payable for Fund shares redeemed	$23,130
Distributions payable	6,459
Payable to affiliates:
Distribution and service fees	841
Trustees’ fees	42
Accrued expenses	24,459
Total liabilities	$54,931
Net Assets	$36,000,010

Sources of Net Assets
Paid-in capital	$35,459,753
Accumulated net realized loss from Portfolio	(395,487)
Accumulated undistributed net investment income	3,866
Net unrealized appreciation from Portfolio	931,878
Total	$36,000,010

Class A Shares
Net Assets	$4,189,201
Shares Outstanding	426,616
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.05

Class I Shares
Net Assets	$31,810,809
Shares Outstanding	3,233,658
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84

On sales of $100,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income allocated from Portfolio (net of foreign taxes, $501)	$1,024,520
Dividends allocated from Portfolio	3,345
Expenses allocated from Portfolio	(130,063)
Total investment income from Portfolio	$897,802

Expenses
Distribution and service fees
Class A	$5,714
Trustees’ fees and expenses	250
Custodian fee	5,673
Transfer and dividend disbursing agent fees	8,231
Legal and accounting services	14,734
Printing and postage	7,473
Registration fees	18,612
Miscellaneous	4,726
Total expenses	$65,413
Deduct —
Allocation of expenses to affiliate	$57,779
Total expense reductions	$57,779

Net expenses	$7,634

Net investment income	$890,168

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$87,178
Net realized gain	$87,178
Change in unrealized appreciation (depreciation) —
Investments	$356,700
Net change in unrealized appreciation (depreciation)	$356,700

Net realized and unrealized gain	$443,878

Net increase in net assets from operations	$1,334,046

6	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$890,168	$1,293,408
Net realized gain (loss) from investment transactions	87,178	(349,096)
Net change in unrealized appreciation (depreciation) from investments	356,700	893,840
Net increase in net assets from operations	$1,334,046	$1,838,152
Distributions to shareholders —
From net investment income
Class A	$(102,803)	$(136,011)
Class I	(785,470)	(1,157,133)
Total distributions to shareholders	$(888,273)	$(1,293,144)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,745,358	$4,511,995
Class I	6,158,108	18,270,379
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	102,803	135,987
Class I	747,746	1,083,631
Cost of shares redeemed
Class A	(1,939,955)	(2,567,570)
Class I	(9,960,467)	(10,029,957)
Net increase (decrease) in net assets from Fund share transactions	$(3,146,407)	$11,404,465

Net increase (decrease) in net assets	$(2,700,634)	$11,949,473

Net Assets
At beginning of period	$38,700,644	$26,751,171
At end of period	$36,000,010	$38,700,644

Accumulated undistributed net investment income included in net assets
At end of period	$3,866	$1,971

7	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014(1)
Net asset value — Beginning of period	$9.710		$9.550	$9.830	$10.000

Income (Loss) From Operations
Net investment income	$0.217	(2)	$0.388 (2)	$0.384	$0.410
Net realized and unrealized gain (loss)	0.111		0.158	(0.280)	(0.171)

Total income from operations	$0.328		$0.546	$0.104	$0.239

Less Distributions
From net investment income	$(0.218)		$(0.386)	$(0.384)	$(0.409)

Total distributions	$(0.218)		$(0.386)	$(0.384)	$(0.409)

Net asset value — End of period	$9.820		$9.710	$9.550	$9.830

Total Return(3)(4)	3.41	%(5)	5.87%	1.07%	2.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,189		$4,239	$2,070	$1,180
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	0.95	%(8)	1.05%	1.05%	1.05%
Net investment income	4.49	%(8)	4.06%	3.90%	3.92%
Portfolio Turnover of the Portfolio	32	%(5)	67%	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.36%, 0.31%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014(1)
Net asset value — Beginning of period	$9.730		$9.570	$9.840	$10.000

Income (Loss) From Operations
Net investment income	$0.231	(2)	$0.414 (2)	$0.409	$0.429
Net realized and unrealized gain (loss)	0.109		0.157	(0.269)	(0.162)

Total income from operations	$0.340		$0.571	$0.140	$0.267

Less Distributions
From net investment income	$(0.230)		$(0.411)	$(0.410)	$(0.427)

Total distributions	$(0.230)		$(0.411)	$(0.410)	$(0.427)

Net asset value — End of period	$9.840		$9.730	$9.570	$9.840

Total Return(3)(4)	3.53	%(5)	6.13%	1.43%	2.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,811		$34,461	$24,682	$7,559
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)(7)	0.70	%(8)	0.80%	0.80%	0.80%
Net investment income	4.77	%(8)	4.33%	4.09%	4.38%
Portfolio Turnover of the Portfolio	32	%(5)	67%	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.36%, 0.31%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (61.3% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As

10

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $338,398 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $338,398 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement effective January 1, 2017 between the Fund and EVM, the fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. Prior to January 1, 2017, the fee was computed at an annual rate of 0.60% of the Fund’s Investable Assets up to $500 million and at reduced rates on Investable Assets of $500 million and over. For the six months ended April 30, 2017, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% (1.05% and 0.80% prior to January 1, 2017) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM was allocated $57,779 of the Fund’s operating expenses for the six months ended April 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $251 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $55 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $5,714 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,528,607 and $10,043,527, respectively.

11

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	178,485	470,789
Issued to shareholders electing to receive payments of distributions in Fund shares	10,510	14,215
Redemptions	(198,807)	(265,206)

Net increase (decrease)	(9,812)	219,798

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	629,293	1,907,944
Issued to shareholders electing to receive payments of distributions in Fund shares	76,327	113,199
Redemptions	(1,013,454)	(1,058,967)

Net increase (decrease)	(307,834)	962,176

12

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 80.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.9%
TransDigm, Inc., 5.50%, 10/15/20	$500	$511,875

		$511,875

Air Transportation — 2.3%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$525,000
American Airlines Group, Inc., 6.125%, 6/1/18	500	521,250
United Continental Holdings, Inc., 6.00%, 12/1/20	250	269,375

		$1,315,625

Automotive & Auto Parts — 4.3%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$257,500
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	150	154,688
IHO Verwaltungs GmbH, 4.125%, 9/15/21(1)(2)	750	762,187
Navistar International Corp., 8.25%, 11/1/21	550	559,625
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	750	783,750

		$2,517,750

Banks & Thrifts — 1.9%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$512,500
Ally Financial, Inc., 8.00%, 12/31/18	250	271,250
CIT Group, Inc., 5.50%, 2/15/19(1)	335	354,681

		$1,138,431

Building Materials — 1.5%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$285	$308,866
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	46,575
USG Corp., 8.25%, 1/15/18	500	526,875

		$882,316

Cable / Satellite TV — 3.1%
Altice Financing S.A., 6.50%, 1/15/22(1)	$250	$262,812
Cablevision Systems Corp., 8.00%, 4/15/20	500	559,690
Cablevision Systems Corp., 8.625%, 9/15/17	222	228,383
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	262	270,680
DISH DBS Corp., 4.25%, 4/1/18	250	255,000
DISH DBS Corp., 5.125%, 5/1/20	250	261,875

		$1,838,440

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 0.4%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$258,438

		$258,438

Chemicals — 1.1%
Tronox Finance, LLC, 6.375%, 8/15/20	$80	$81,700
W.R. Grace & Co., 5.125%, 10/1/21(1)	500	538,125

		$619,825

Consumer Products — 1.6%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$150	$151,875
HRG Group, Inc., 7.875%, 7/15/19	750	780,187

		$932,062

Containers — 0.8%
Ball Corp., 4.375%, 12/15/20	$455	$480,594

		$480,594

Diversified Financial Services — 6.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$1,000,352
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	218	226,175
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,020,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	500	521,250
Navient Corp., 4.625%, 9/25/17	250	252,500
Navient Corp., 6.50%, 6/15/22	100	103,500
Navient Corp., 8.00%, 3/25/20	500	551,250
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	290	307,400

		$3,982,427

Diversified Media — 2.2%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$498,750
IAC/InterActiveCorp, 4.875%, 11/30/18	787	798,215

		$1,296,965

Energy — 12.4%
Antero Resources Corp., 5.375%, 11/1/21	$750	$777,187
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	179,350
Denbury Resources, Inc., 9.00%, 5/15/21(1)	100	106,000
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	565,937
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	345	363,113

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	$250	$260,000
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	508	520,700
Permian Resources, LLC/AEPB Finance Corp., 7.535%, 8/1/19(1)(3)	500	408,125
Precision Drilling Corp., 6.50%, 12/15/21	15	15,263
Precision Drilling Corp., 6.625%, 11/15/20	299	304,979
Resolute Energy Corp., 8.50%, 5/1/20	1,050	1,073,625
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	525,000
Tervita Escrow Corp., 7.625%, 12/1/21(1)	545	562,712
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	545	580,425
Weatherford International, Ltd., 5.125%, 9/15/20	250	252,675
Whiting Petroleum Corp., 5.00%, 3/15/19	500	507,500
WPX Energy, Inc., 7.50%, 8/1/20	250	266,250

		$7,268,841

Entertainment / Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$506,250

		$506,250

Environmental — 1.7%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$476,816
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	540,000

		$1,016,816

Food & Drug Retail — 3.5%
Rite Aid Corp., 6.75%, 6/15/21	$1,000	$1,012,500
Safeway, Inc., 3.95%, 8/15/20	330	323,400
Safeway, Inc., 4.75%, 12/1/21	750	731,250

		$2,067,150

Food / Beverage / Tobacco — 0.7%
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	$400	$426,000

		$426,000

Gaming — 3.2%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,500
MGM Resorts International, 6.75%, 10/1/20	750	836,250
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	212,799
Scientific Games International, Inc., 7.00%, 1/1/22(1)	75	80,484

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Station Casinos, LLC, 7.50%, 3/1/21	$37	$38,619
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	685	698,580

		$1,898,232

Health Care — 5.2%
Alere, Inc., 6.50%, 6/15/20	$260	$267,150
Alere, Inc., 7.25%, 7/1/18	900	909,563
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(2)(4)	95	97,138
HCA, Inc., 3.75%, 3/15/19	526	539,150
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	75	84,375
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	214,143
Tenet Healthcare Corp., 4.631%, 6/15/20(3)	500	505,000
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	53,625
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	155	133,881
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	110	112,888
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	105	104,934

		$3,021,847

Homebuilders / Real Estate — 0.9%
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	$500	$517,500

		$517,500

Insurance — 0.5%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$25	$25,219
USI, Inc., 7.75%, 1/15/21(1)	250	255,150

		$280,369

Leisure — 1.1%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$123,600
NCL Corp., Ltd., 4.75%, 12/15/21(1)	495	508,613

		$632,213

Metals / Mining — 2.0%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$516,250
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	205	214,737
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	50	52,000
Peabody Energy Corp., 6.00%, 3/31/22(1)	40	40,950

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
SunCoke Energy, Inc., 7.625%, 8/1/19	$195	$193,050
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	125	128,750

		$1,145,737

Publishing / Printing — 0.4%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$255	$258,188

		$258,188

Restaurants — 2.0%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$365	$376,516
Yum! Brands, Inc., 3.875%, 11/1/20	750	773,737

		$1,150,253

Services — 4.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.805%, 12/1/17(3)	$925	$925,749
Hertz Corp. (The), 5.875%, 10/15/20	500	468,750
Laureate Education, Inc., 9.25%, 9/1/19(1)	720	757,800
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	518,845

		$2,671,144

Steel — 0.2%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$35	$34,825
United States Steel Corp., 8.375%, 7/1/21(1)	55	60,706

		$95,531

Super Retail — 0.6%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$165	$168,713
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	158,250

		$326,963

Technology — 4.0%
Avaya, Inc., 9.00%, 4/1/19(1)(5)	$250	$211,250
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	25	26,264
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	500	531,250
Infor (US), Inc., 5.75%, 8/15/20(1)	133	139,068
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	395	405,665
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,022,730

		$2,336,227

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 7.9%
Frontier Communications Corp., 6.25%, 9/15/21	$125	$116,250
Frontier Communications Corp., 10.50%, 9/15/22	25	25,281
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	244,125
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	366,000
Level 3 Financing, Inc., 4.762%, 1/15/18(3)	750	752,344
Sprint Communications, Inc., 7.00%, 8/15/20	500	543,125
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,288,094
T-Mobile USA, Inc., 6.836%, 4/28/23	500	537,500
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	750	765,937

		$4,638,656

Utilities — 1.7%
AES Corp. (The), 4.055%, 6/1/19(3)	$490	$491,617
Dynegy, Inc., 6.75%, 11/1/19	510	520,200

		$1,011,817

Total Corporate Bonds & Notes (identified cost $46,387,868)		$47,044,482

Senior Floating-Rate Loans — 10.7%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.9%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$497	$497,569

		$497,569

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.553%, Maturing 8/23/21	$240	$259,700

		$259,700

Gaming — 1.7%
GLP Financing, LLC, Term Loan, 2.736%, Maturing 4/29/21	$1,000	$992,500

		$992,500

Metals / Mining — 0.2%
Peabody Energy Corporation, Term Loan, 5.50%, Maturing 3/31/22	$120	$120,550

		$120,550

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services — 1.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$215	$206,400
AlixPartners, LLP, Term Loan, 4.15%, Maturing 7/28/22	500	503,594
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.503%, Maturing 12/17/21	250	251,563

		$961,557

Super Retail — 0.6%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$323	$323,369

		$323,369

Technology — 2.6%
EIG Investors Corp., Term Loan, 6.532%, Maturing 11/9/19	$739	$744,804
Veritas US, Inc., Term Loan, 6.772%, Maturing 1/27/23	750	747,281

		$1,492,085

Telecommunications — 2.7%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,100	$1,119,479
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	470	489,387

		$1,608,866

Total Senior Floating-Rate Loans (identified cost $6,135,722)		$6,256,196

Convertible Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value

Utilities — 2.1%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$316,200
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	709,335
Pattern Energy Group, Inc., 4.00%, 7/15/20	215	218,359

		$1,243,894

Total Convertible Bonds (identified cost $1,169,299)		$1,243,894

Commercial Mortgage-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value

Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$1,000	$1,007,999

		$1,007,999

Total Commercial Mortgage-Backed Securities (identified cost $989,926)		$1,007,999

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(7)	1,768,587	$1,769,118

		$1,769,118

Total Short-Term Investments (identified cost $1,768,987)		$1,769,118

Total Investments — 97.9% (identified cost $56,451,802)		$57,321,689

Other Assets, Less Liabilities — 2.1%		$1,245,248

Net Assets — 100.0%		$58,566,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $21,306,899 or 36.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(4)	When-issued/delayed delivery security.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Abbreviations:

PIK	–	Payment In Kind

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $54,682,815)	$55,552,571
Affiliated investment, at value (identified cost, $1,768,987)	1,769,118
Cash	25,952
Interest receivable	891,934
Dividends receivable from affiliated investment	1,318
Receivable for investments sold	585,261
Receivable from affiliate	15,198
Total assets	$58,841,352

Liabilities
Payable for investments purchased	$114,675
Payable for when-issued securities	95,000
Payable to affiliates:
Investment adviser fee	26,048
Trustees’ fees	352
Accrued expenses	38,340
Total liabilities	$274,415
Net Assets applicable to investors’ interest in Portfolio	$58,566,937

Sources of Net Assets
Investors’ capital	$57,697,050
Net unrealized appreciation	869,887
Total	$58,566,937

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income (net of foreign taxes, $811)	$1,623,339
Dividends from affiliated investment	5,310
Total investment income	$1,628,649

Expenses
Investment adviser fee	$169,777
Trustees’ fees and expenses	2,120
Custodian fee	20,932
Legal and accounting services	25,935
Miscellaneous	2,068
Total expenses	$220,832
Deduct —
Allocation of expenses to affiliate	$15,198
Total expense reductions	$15,198

Net expenses	$205,634

Net investment income	$1,423,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$144,617
Investment transactions — affiliated investment	406
Net realized gain	$145,023
Change in unrealized appreciation (depreciation) —
Investments	$542,828
Investments — affiliated investment	38
Net change in unrealized appreciation (depreciation)	$542,866

Net realized and unrealized gain	$687,889

Net increase in net assets from operations	$2,110,904

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$1,423,015	$2,534,902
Net realized gain (loss) from investment transactions	145,023	(770,117)
Net change in unrealized appreciation (depreciation) from investments	542,866	1,754,409
Net increase in net assets from operations	$2,110,904	$3,519,194
Capital transactions —
Contributions	$5,528,607	$21,691,988
Withdrawals	(10,043,527)	(21,794,610)
Net decrease in net assets from capital transactions	$(4,514,920)	$(102,622)

Net increase (decrease) in net assets	$(2,404,016)	$3,416,572

Net Assets
At beginning of period	$60,970,953	$57,554,381
At end of period	$58,566,937	$60,970,953

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2012(1)
Ratios/Supplemental Data			2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.69	% (3)(4)	0.76%	0.76%	0.77%	0.80%	0.84	%(3)
Net investment income	4.75	%(3)	4.34%	4.24%	4.46%	4.91%	4.90	%(3)
Portfolio Turnover	32	%(5)	67%	41%	65%	92%	50	%(5)

Total Return	3.53	%(4)(5)	6.13%	1.50%	2.87%	6.18%	5.00	%(5)

Net assets, end of period (000’s omitted)	$58,567		$60,971	$57,554	$57,811	$55,708	$52,467

(1)	For the period from the start of business, February 21, 2012, to October 31, 2012.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	The investment adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the six months ended April 30, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

21	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 61.3%, 30.9% and 7.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

22

Short Duration High Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement effective January 1, 2017 between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of holders of interests in the Portfolio. Prior to January 1, 2017, the fee was computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on net assets of $500 million and over. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $169,777 or 0.57% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $15,198 of the Portfolio’s operating expenses for the six months ended April 30, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $18,556,047 and $22,505,361, respectively, for the six months ended April 30, 2017.

23

Short Duration High Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,483,944

Gross unrealized appreciation	$1,109,431
Gross unrealized depreciation	(271,686)

Net unrealized appreciation	$837,745

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$47,044,482	$—	$47,044,482
Senior Floating-Rate Loans	—	6,256,196	—	6,256,196
Convertible Bonds	—	1,243,894	—	1,243,894
Commercial Mortgage-Backed Securities	—	1,007,999	—	1,007,999
Short-Term Investments	—	1,769,118	—	1,769,118

Total Investments	$—	$57,321,689	$—	$57,321,689

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration High Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

26

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each

27

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Short Duration High Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893    4.30.17

Eaton Vance

Short Duration Strategic

Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Short Duration Strategic Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	52

Officers and Trustees	56

Important Notices	57

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Performance1,2

Portfolio Managers Eric A. Stein, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	4.40%	7.86%	3.25%	4.72%
Class A with 2.25% Maximum Sales Charge	—	—	2.02	5.37	2.77	4.49
Class B at NAV	11/26/1990	11/26/1990	4.02	6.98	2.45	3.92
Class B with 5% Maximum Sales Charge	—	—	–0.98	1.98	2.11	3.92
Class C at NAV	05/25/1994	11/26/1990	4.01	7.13	2.48	3.92
Class C with 1% Maximum Sales Charge	—	—	3.01	6.13	2.48	3.92
Class I at NAV	04/03/2009	11/26/1990	4.53	8.14	3.51	4.91
Class R at NAV	08/03/2009	11/26/1990	4.27	7.59	2.99	4.53
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–0.67%	0.83%	2.27%	4.29%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.08%	1.83%	1.83%	0.82%	1.33%
Net		1.05	1.80	1.80	0.79	1.30

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Fund Profile4

Portfolio Allocation (% of net assets)

*	Amount is less than 0.05%.

Asset Allocation (% of net assets)

*	Net of securities sold short.

**	Net of unfunded loan commitments.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,044.00	$5.42	1.07%
Class B	$1,000.00	$1,040.20	$9.21	1.82%
Class C	$1,000.00	$1,040.10	$9.21	1.82%
Class I	$1,000.00	$1,045.30	$4.16	0.82%
Class R	$1,000.00	$1,042.70	$6.69	1.32%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36	1.07%
Class B	$1,000.00	$1,015.80	$9.10	1.82%
Class C	$1,000.00	$1,015.80	$9.10	1.82%
Class I	$1,000.00	$1,020.70	$4.11	0.82%
Class R	$1,000.00	$1,018.20	$6.61	1.32%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets

Boston Income Portfolio (identified cost, $0)		$20,849	0.0	%(1)
Emerging Markets Local Income Portfolio (identified cost, $33,053,633)		33,542,996	1.5
Global Macro Absolute Return Advantage Portfolio (identified cost, $419,326,819)		423,853,842	18.8
Global Macro Portfolio (identified cost, $0)		10,031	0.0	(1)
Global Opportunities Portfolio (identified cost, $1,405,984,756)		1,401,292,653	62.0
High Income Opportunities Portfolio (identified cost, $158,000,520)		170,823,320	7.6
Senior Debt Portfolio (identified cost, $158,613,527)		156,732,045	6.9
Short Duration High Income Portfolio (identified cost, $18,207,546)		18,122,427	0.8

Total Investments in Affiliated Portfolios (identified cost $2,193,186,801)		$2,204,398,163	97.6%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,769,839	$53,947,993	2.4%

Total Investments in Affiliated Investment Funds (identified cost $55,990,036)		$53,947,993	2.4%

Short-Term Investments
Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.09%, 5/1/17	$327,289	$327,289	0.0	%(1)

Total Short-Term Investments (identified cost $327,289)		$327,289	0.0	%(1)

Total Investments (identified cost $2,249,504,126)		$2,258,673,445	100.0%

Other Assets, Less Liabilities		$(633,722)	(0.0	)%(1)

Net Assets		$2,258,039,723	100.0%

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Affiliated investments, at value (identified cost, $2,249,176,837)	$2,258,346,156
Unaffiliated investment, at value (identified cost, $327,289)	327,289
Receivable for Fund shares sold	8,162,658
Total assets	$2,266,836,103

Liabilities
Payable for Fund shares redeemed	$7,775,297
Payable to affiliates:
Investment adviser fee	157
Distribution and service fees	612,405
Trustees’ fees	42
Accrued expenses	408,479
Total liabilities	$8,796,380
Net Assets	$2,258,039,723

Sources of Net Assets
Paid-in capital	$2,343,626,549
Accumulated net realized loss from Portfolios	(96,889,508)
Accumulated undistributed net investment income	2,133,363
Net unrealized appreciation	9,169,319
Total	$2,258,039,723

Class A Shares
Net Assets	$660,912,506
Shares Outstanding	88,621,148
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.46
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$7.63

Class B Shares
Net Assets	$19,733,365
Shares Outstanding	2,806,098
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.03

Class C Shares
Net Assets	$555,292,617
Shares Outstanding	78,929,905
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.04

Class I Shares
Net Assets	$1,019,122,599
Shares Outstanding	136,848,107
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.45

Class R Shares
Net Assets	$2,978,636
Shares Outstanding	398,812
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends from Affiliated Investment Fund	$3,074,370
Interest income	54
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $269,414)	48,335,110
Dividends allocated from affiliated Portfolios (net of foreign taxes, $32,235)	4,529,989
Expenses, excluding interest expense, allocated from affiliated Portfolios	(7,979,937)
Interest expense allocated from affiliated Portfolios	(84,628)
Total investment income	$47,874,958

Expenses
Investment adviser fee	$717
Distribution and service fees
Class A	1,012,960
Class B	111,968
Class C	2,857,957
Class R	6,570
Trustees’ fees and expenses	250
Custodian fee	38,109
Transfer and dividend disbursing agent fees	718,391
Legal and accounting services	70,206
Printing and postage	92,537
Registration fees	80,207
Miscellaneous	13,382
Total expenses	$5,003,254

Net investment income	$42,871,704

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions — affiliated Portfolios	$11,882,049
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (net of foreign capital gains taxes of $719,943)	19,384,037
Written options and swaptions	1,779,522
Securities sold short	(12,004)
Futures contracts	2,469,872
Swap contracts	(1,993,597)
Forward commodity contracts	(204,118)
Foreign currency and forward foreign currency exchange contract transactions	16,376,243
Non-deliverable bond forward contracts	13,235
Capital gain distributions received	83,047
Net realized gain	$49,778,286
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolios	$(11,882,049)
Investments — Affiliated Investment Fund	(1,538,015)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net increase in accrued foreign capital gains taxes of $150,130)	24,329,496
Written options and swaptions	(236,387)
Securities sold short	3,506
Futures contracts	(2,067,520)
Swap contracts	(535,965)
Forward commodity contracts	(863,372)
Foreign currency and forward foreign currency exchange contracts	(5,640,792)
Non-deliverable bond forward contracts	(170,690)
Net change in unrealized appreciation (depreciation)	$1,398,212

Net realized and unrealized gain	$51,176,498

Net increase in net assets from operations	$94,048,202

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$42,871,704	$96,881,994
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	49,778,286	(127,671,874)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	1,398,212	83,658,079
Net increase in net assets from operations	$94,048,202	$52,868,199
Distributions to shareholders —
From net investment income
Class A	$(14,927,913)	$(37,934,399)
Class B	(327,651)	(954,375)
Class C	(8,512,846)	(19,935,787)
Class I	(16,686,984)	(31,377,262)
Class R	(46,692)	(107,902)
Tax return of capital
Class A	—	(3,914,842)
Class B	—	(98,043)
Class C	—	(2,100,643)
Class I	—	(3,183,638)
Class R	—	(9,370)
Total distributions to shareholders	$(40,502,086)	$(99,616,261)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$122,244,375	$185,272,702
Class B	73,479	387,218
Class C	29,763,896	67,349,798
Class I	506,015,350	373,758,044
Class R	666,637	1,866,299
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	14,159,230	39,895,425
Class B	293,070	931,951
Class C	7,734,194	19,853,524
Class I	14,884,308	30,450,509
Class R	28,324	82,599
Cost of shares redeemed
Class A	(377,909,115)	(591,470,909)
Class B	(3,431,245)	(9,555,804)
Class C	(94,997,122)	(206,504,112)
Class I	(225,925,816)	(732,767,425)
Class R	(358,041)	(4,761,126)
Net asset value of shares exchanged
Class A	2,833,029	5,922,362
Class B	(2,833,029)	(5,922,362)
Net decrease in net assets from Fund share transactions	$(6,758,476)	$(825,211,307)

Net increase (decrease) in net assets	$46,787,640	$(871,959,369)

Net Assets
At beginning of period	$2,211,252,083	$3,083,211,452
At end of period	$2,258,039,723	$2,211,252,083

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$2,133,363	$(236,255)

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$7.280		$7.360		$7.900		$7.860		$8.150		$8.030

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.284		$0.302		$0.356		$0.321		$0.336
Net realized and unrealized gain (loss)	0.173		(0.069)		(0.361)		0.055		(0.232)		0.163

Total income (loss) from operations	$0.318		$0.215		$(0.059)		$0.411		$0.089		$0.499

Less Distributions
From net investment income	$(0.138)		$(0.269)		$(0.318)		$(0.371)		$(0.246)		$(0.283)
From net realized gain	—		—		(0.163)		—		(0.024)		(0.096)
Tax return of capital	—		(0.026)		—		—		(0.109)		—

Total distributions	$(0.138)		$(0.295)		$(0.481)		$(0.371)		$(0.379)		$(0.379)

Net asset value — End of period	$7.460		$7.280		$7.360		$7.900		$7.860		$8.150

Total Return(2)	4.40	%(3)	3.05%		(0.81)%		5.35%		1.07%		6.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$660,913		$878,296		$1,257,518		$846,873		$1,114,267		$1,480,803
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.07	%(6)(7)	1.08	%(7)	1.06	%(8)	1.17	%(8)	1.16	%(8)	1.15	%(8)
Net investment income	3.95	%(6)	3.94%		3.96%		4.53%		3.97%		4.18%
Portfolio Turnover of the Fund(9)	6	%(3)	10%		10%		53%		24%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% and 0.12% for the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$6.870		$6.940		$7.450		$7.420		$7.690		$7.570

Income (Loss) From Operations
Net investment income(1)	$0.111		$0.217		$0.234		$0.280		$0.246		$0.260
Net realized and unrealized gain (loss)	0.153		(0.060)		(0.335)		0.042		(0.217)		0.160

Total income (loss) from operations	$0.264		$0.157		$(0.101)		$0.322		$0.029		$0.420

Less Distributions
From net investment income	$(0.104)		$(0.207)		$(0.246)		$(0.292)		$(0.189)		$(0.204)
From net realized gain	—		—		(0.163)		—		(0.024)		(0.096)
Tax return of capital	—		(0.020)		—		—		(0.086)		—

Total distributions	$(0.104)		$(0.227)		$(0.409)		$(0.292)		$(0.299)		$(0.300)

Net asset value — End of period	$7.030		$6.870		$6.940		$7.450		$7.420		$7.690

Total Return(2)	4.02	%(3)	2.21%		(1.44)%		4.42%		0.35%		5.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,733		$25,070		$39,827		$55,844		$77,536		$107,632
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.82	%(6)(7)	1.83	%(7)	1.81	%(8)	1.93	%(8)	1.91	%(8)	1.90	%(8)
Net investment income	3.21	%(6)	3.19%		3.23%		3.76%		3.21%		3.43%
Portfolio Turnover of the Fund(9)	6	%(3)	10%		10%		53%		24%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% and 0.12% for the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$6.870		$6.940		$7.460		$7.420		$7.690		$7.580

Income (Loss) From Operations
Net investment income(1)	$0.111		$0.216		$0.233		$0.279		$0.245		$0.260
Net realized and unrealized gain (loss)	0.163		(0.059)		(0.344)		0.053		(0.216)		0.150

Total income (loss) from operations	$0.274		$0.157		$(0.111)		$0.332		$0.029		$0.410

Less Distributions
From net investment income	$(0.104)		$(0.207)		$(0.246)		$(0.292)		$(0.189)		$(0.204)
From net realized gain	—		—		(0.163)		—		(0.024)		(0.096)
Tax return of capital	—		(0.020)		—		—		(0.086)		—

Total distributions	$(0.104)		$(0.227)		$(0.409)		$(0.292)		$(0.299)		$(0.300)

Net asset value — End of period	$7.040		$6.870		$6.940		$7.460		$7.420		$7.690

Total Return(2)	4.01	%(3)	2.35%		(1.57)%		4.56%		0.35%		5.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$555,293		$598,798		$727,676		$584,964		$724,705		$877,526
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.82	%(6)(7)	1.83	%(7)	1.81	%(8)	1.93	%(8)	1.91	%(8)	1.90	%(8)
Net investment income	3.22	%(6)	3.18%		3.23%		3.76%		3.21%		3.43%
Portfolio Turnover of the Fund(9)	6	%(3)	10%		10%		53%		24%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% and 0.12% for the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$7.270		$7.350		$7.880		$7.850		$8.140		$8.020

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.302		$0.318		$0.371		$0.340		$0.356
Net realized and unrealized gain (loss)	0.171		(0.069)		(0.348)		0.049		(0.231)		0.163

Total income (loss) from operations	$0.327		$0.233		$(0.030)		$0.420		$0.109		$0.519

Less Distributions
From net investment income	$(0.147)		$(0.285)		$(0.337)		$(0.390)		$(0.261)		$(0.303)
From net realized gain	—		—		(0.163)		—		(0.024)		(0.096)
Tax return of capital	—		(0.028)		—		—		(0.114)		—

Total distributions	$(0.147)		$(0.313)		$(0.500)		$(0.390)		$(0.399)		$(0.399)

Net asset value — End of period	$7.450		$7.270		$7.350		$7.880		$7.850		$8.140

Total Return(2)	4.53	%(3)	3.30%		(0.44)%		5.49%		1.33%		6.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,019,123		$706,509		$1,052,734		$354,633		$395,581		$439,393
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.82	%(6)(7)	0.82	%(7)	0.81	%(8)	0.90	%(8)	0.91	%(8)	0.90	%(8)
Net investment income	4.25	%(6)	4.19%		4.18%		4.72%		4.20%		4.43%
Portfolio Turnover of the Fund(9)	6	%(3)	10%		10%		53%		24%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% and 0.12% for the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value — Beginning of period	$7.290		$7.370		$7.910		$7.880		$8.160		$8.030

Income (Loss) From Operations
Net investment income(1)	$0.137		$0.269		$0.282		$0.334		$0.299		$0.317
Net realized and unrealized gain (loss)	0.172		(0.072)		(0.360)		0.047		(0.220)		0.172

Total income (loss) from operations	$0.309		$0.197		$(0.078)		$0.381		$0.079		$0.489

Less Distributions
From net investment income	$(0.129)		$(0.249)		$(0.299)		$(0.351)		$(0.232)		$(0.263)
From net realized gain	—		—		(0.163)		—		(0.024)		(0.096)
Tax return of capital	—		(0.028)		—		—		(0.103)		—

Total distributions	$(0.129)		$(0.277)		$(0.462)		$(0.351)		$(0.359)		$(0.359)

Net asset value — End of period	$7.470		$7.290		$7.370		$7.910		$7.880		$8.160

Total Return(2)	4.27	%(3)	2.79%		(1.05)%		4.94%		0.95%		6.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,979		$2,579		$5,457		$1,513		$1,387		$1,517
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.32	%(6)(7)	1.33	%(7)	1.31	%(8)	1.42	%(8)	1.41	%(8)	1.40	%(8)
Net investment income	3.73	%(6)	3.72%		3.70%		4.24%		3.68%		3.94%
Portfolio Turnover of the Fund(9)	6	%(3)	10%		10%		53%		24%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01% and 0.03% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% and 0.12% for the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in eight portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2017 were as follows: Boston Income Portfolio (less than 0.05%), Emerging Markets Local Income Portfolio (8.9%), Global Macro Absolute Return Advantage Portfolio (17.2%), Global Macro Portfolio (less than 0.05%), Global Opportunities Portfolio (91.0%), High Income Opportunities Portfolio (9.2%), Senior Debt Portfolio (2.1%) and Short Duration High Income Portfolio (30.9%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2017, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $90,284,906 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $24,013,877 are short-term and $66,271,029 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,306,032,229

Gross unrealized appreciation	$16,060,488
Gross unrealized depreciation	(63,419,272)

Net unrealized depreciation	$(47,358,784)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2017, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $6,954,713 and the adviser fee paid by the Fund on Investable Assets amounted to $717. For the six months ended April 30, 2017, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.63% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $22,305 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $14,523 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $3,074,370 and none, respectively, for the six months ended April 30, 2017.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $1,012,960 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $83,976 and $2,143,468 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $3,285 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $27,992, $714,489 and $3,285 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $22,000, $2,000 and $11,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$—	$15,740,000
Currency Income Advantage Portfolio	—	23,226,285
Emerging Markets Local Income Portfolio	—	12,059,450
Global Macro Absolute Return Advantage Portfolio	26,799,100	23,539,131
Global Opportunities Portfolio	72,927,287	64,405,024
High Income Opportunities Portfolio	1,446,008	35,168,663
Senior Debt Portfolio	25,090,293	7,166,409

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	16,543,787	25,646,698
Issued to shareholders electing to receive payments of distributions in Fund shares	1,916,842	5,546,932
Redemptions	(50,844,988)	(82,221,975)
Exchange from Class B shares	382,315	822,420

Net decrease	(32,002,044)	(50,205,925)

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	10,562	56,753
Issued to shareholders electing to receive payments of distributions in Fund shares	42,066	137,455
Redemptions	(492,618)	(1,407,984)
Exchange to Class A shares	(405,581)	(872,823)

Net decrease	(845,571)	(2,086,599)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	4,267,693	9,874,316
Issued to shareholders electing to receive payments of distributions in Fund shares	1,109,607	2,926,728
Redemptions	(13,632,030)	(30,415,949)

Net decrease	(8,254,730)	(17,614,905)

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	68,261,513	51,779,825
Issued to shareholders electing to receive payments of distributions in Fund shares	2,015,348	4,239,511
Redemptions	(30,610,622)	(102,063,922)

Net increase (decrease)	39,666,239	(46,044,586)

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	89,944	257,811
Issued to shareholders electing to receive payments of distributions in Fund shares	3,826	11,418
Redemptions	(48,694)	(655,577)

Net increase (decrease)	45,076	(386,348)

9    Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,436,892	332,947	—	5,769,839	$53,947,993	$3,074,370	$—

					$53,947,993	$3,074,370	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$2,204,398,163	$—	$—	$2,204,398,163
Investments in Affiliated Investment Funds	53,947,993	—	—	53,947,993
Short-Term Investments	—	327,289	—	327,289

Total Investments	$2,258,346,156	$327,289	$—	$2,258,673,445

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 18.9%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 5.006%, 8/15/42(1)(2)	$18,200,502	$3,637,965
Series 2182, Class ZC, 7.50%, 9/15/29	206,430	240,973
Series 2631, (Interest Only), Class DS, 6.106%, 6/15/33(1)(2)	3,726,581	632,543
Series 2953, (Interest Only), Class LS, 5.706%, 12/15/34(1)(2)	3,163,666	330,269
Series 2956, (Interest Only), Class SL, 6.006%, 6/15/32(1)(2)	1,827,147	342,850
Series 3114, (Interest Only), Class TS, 5.656%, 9/15/30(1)(2)	6,668,296	926,027
Series 3153, (Interest Only), Class JI, 5.626%, 5/15/36(1)(2)	4,196,170	773,132
Series 3727, (Interest Only), Class PS, 5.706%, 11/15/38(1)(2)	4,607,137	151,298
Series 3745, (Interest Only), Class SA, 5.756%, 3/15/25(1)(2)	3,174,699	258,909
Series 3845, (Interest Only), Class ES, 5.656%, 1/15/29(1)(2)	2,394,794	116,670
Series 3919, (Interest Only), Class SL, 5.656%, 10/15/40(1)(2)	337,392	3,765
Series 3969, (Interest Only), Class SB, 5.656%, 2/15/30(1)(2)	2,318,130	161,407
Series 3973, (Interest Only), Class SG, 5.656%, 4/15/30(1)(2)	3,910,651	354,010
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	3,834,536	689,146
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	17,625,948	2,279,234
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	15,105,567	1,690,694
Series 4070, (Interest Only), Class S, 5.106%, 6/15/32(1)(2)	21,606,265	3,760,663
Series 4095, (Interest Only), Class HS, 5.106%, 7/15/32(1)(2)	7,714,887	1,101,411
Series 4109, (Interest Only), Class ES, 5.156%, 12/15/41(1)(2)	93,707	17,672
Series 4109, (Interest Only), Class KS, 5.106%, 5/15/32(1)(2)	3,088,135	156,164
Series 4109, (Interest Only), Class SA, 5.206%, 9/15/32(1)(2)	8,265,960	1,524,767
Series 4149, (Interest Only), Class S, 5.256%, 1/15/33(1)(2)	6,315,417	1,091,595
Series 4163, (Interest Only), Class GS, 5.206%, 11/15/32(1)(2)	5,012,673	1,042,838
Series 4169, (Interest Only), Class AS, 5.256%, 2/15/33(1)(2)	7,999,324	1,376,755
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	7,034,677	636,961

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	$11,781,467	$1,165,993
Series 4189, (Interest Only), Class SQ, 5.156%, 12/15/42(1)(2)	8,143,361	1,419,003
Series 4203, (Interest Only), Class QS, 5.256%, 5/15/43(1)(2)	6,048,732	982,809
Series 4212, (Interest Only), Class SA, 5.206%, 7/15/38(1)(2)	17,995,297	2,179,301
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	3,341,121	94,493
Series 4273, Class SP, 9.379%, 11/15/43(2)	633,829	792,863
Series 4316, (Interest Only), Class JS, 5.106%, 1/15/44(1)(2)	8,147,255	1,254,674
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	11,228,491	1,126,315
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	4,313,884	797,404
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	4,297,451	628,613
Series 4336, Class GU, 3.50%, 2/15/53	212,276	212,784
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	8,323,778	1,422,489
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	5,399,278	691,492
Series 4381, (Interest Only), Class SK, 5.156%, 6/15/44(1)(2)	9,039,190	1,638,859
Series 4388, (Interest Only), Class MS, 5.106%, 9/15/44(1)(2)	10,349,504	1,872,519
Series 4407, Class LN, 7.03%, 12/15/43(2)	523,059	515,344
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(1)	11,778,898	1,993,428
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	1,921,415	1,407,805
Series 4452, (Interest Only), Class SP, 5.206%, 10/15/43(1)(2)	17,754,659	2,829,313
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	5,688,932	4,960,272
Series 4497, (Interest Only), Class CS, 5.206%, 9/15/44(1)(2)	26,184,897	5,602,235
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	14,489,846	2,272,852
Series 4507, (Interest Only), Class SJ, 5.186%, 9/15/45(1)(2)	15,105,482	3,249,096
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	9,206,380	1,129,574
Series 4528, (Interest Only), Class BS, 5.156%, 7/15/45(1)(2)	14,560,946	2,803,559
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(1)	14,678,014	2,472,834
Series 4637, Class CU, 3.00%, 8/15/44	17,938,460	17,474,654

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(1)	$7,069,861	$1,047,036
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(1)	14,375,107	2,377,561
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(1)	8,340,690	1,196,966
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(1)	28,326,358	4,483,816

		$95,393,674

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 6.541%, 7/25/28(4)	$2,500,000	$2,892,826
Series 2016-DNA2, Class M3, 5.641%, 10/25/28(4)	1,750,000	1,942,780
Series 2017-DNA1, Class B1, 5.941%, 7/25/29(4)	11,944,000	12,063,234
Series 2017-DNA1, Class M2, 4.241%, 7/25/29(4)	13,000,000	13,291,931
Series 2017-DNA2, Class M2, 4.436%, 10/25/29(4)	23,310,000	23,841,533

		$54,032,304

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$454,409	$509,629
Series 1994-42, Class K, 6.50%, 4/25/24	283,828	311,931
Series 2004-46, (Interest Only), Class SI, 5.009%, 5/25/34(1)(2)	6,471,120	905,144
Series 2005-17, (Interest Only), Class SA, 5.709%, 3/25/35(1)(2)	3,167,761	645,493
Series 2005-71, (Interest Only), Class SA, 5.759%, 8/25/25(1)(2)	3,373,658	398,403
Series 2005-105, (Interest Only), Class S, 5.709%, 12/25/35(1)(2)	2,922,721	558,925
Series 2006-44, (Interest Only), Class IS, 5.609%, 6/25/36(1)(2)	2,524,055	457,309
Series 2006-65, (Interest Only), Class PS, 6.229%, 7/25/36(1)(2)	2,496,027	513,392
Series 2006-96, (Interest Only), Class SN, 6.209%, 10/25/36(1)(2)	3,537,675	645,126
Series 2006-104, (Interest Only), Class SD, 5.649%, 11/25/36(1)(2)	2,543,819	466,703
Series 2006-104, (Interest Only), Class SE, 5.639%, 11/25/36(1)(2)	1,695,879	321,535
Series 2007-50, (Interest Only), Class LS, 5.459%, 6/25/37(1)(2)	3,480,595	636,876
Series 2008-26, (Interest Only), Class SA, 5.209%, 4/25/38(1)(2)	4,987,956	858,861
Series 2008-61, (Interest Only), Class S, 5.109%, 7/25/38(1)(2)	7,957,778	1,374,294

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2009-62, Class WA, 5.569%, 8/25/39	$2,648,974	$2,915,858
Series 2010-99, (Interest Only), Class NS, 5.609%, 3/25/39(1)(2)	5,029,116	347,124
Series 2010-124, (Interest Only), Class SJ, 5.059%, 11/25/38(1)(2)	3,967,187	364,962
Series 2010-135, (Interest Only), Class SD, 5.009%, 6/25/39(1)(2)	8,394,939	865,811
Series 2011-45, (Interest Only), Class SA, 5.659%, 1/25/29(1)(2)	5,089,472	214,753
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	7,295,229	709,461
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	5,439,213	529,319
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	8,856,285	872,692
Series 2012-24, (Interest Only), Class S, 4.509%, 5/25/30(1)(2)	4,255,541	349,156
Series 2012-30, (Interest Only), Class SK, 5.559%, 12/25/40(1)(2)	11,478,387	1,708,948
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	13,227,849	1,382,338
Series 2012-56, (Interest Only), Class SU, 5.759%, 8/25/26(1)(2)	5,542,108	333,702
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	15,597,558	1,616,988
Series 2012-73, (Interest Only), Class MS, 5.059%, 5/25/39(1)(2)	15,334,609	1,458,105
Series 2012-76, (Interest Only), Class GS, 5.059%, 9/25/39(1)(2)	8,913,620	930,918
Series 2012-86, (Interest Only), Class CS, 5.109%, 4/25/39(1)(2)	6,521,787	679,984
Series 2012-94, (Interest Only), Class KS, 5.659%, 5/25/38(1)(2)	20,643,311	3,085,033
Series 2012-94, (Interest Only), Class SL, 5.709%, 5/25/38(1)(2)	15,482,483	2,337,412
Series 2012-103, (Interest Only), Class GS, 5.109%, 2/25/40(1)(2)	16,653,474	1,723,916
Series 2012-112, (Interest Only), Class SB, 5.159%, 9/25/40(1)(2)	12,090,742	1,774,996
Series 2012-124, (Interest Only), Class IO, 1.791%, 11/25/42(1)	20,934,876	965,550
Series 2012-139, (Interest Only), Class LS, 5.167%, 12/25/42(1)(2)	10,347,503	2,267,143
Series 2012-147, (Interest Only), Class SA, 5.109%, 1/25/43(1)(2)	13,600,016	2,660,994
Series 2012-150, (Interest Only), Class PS, 5.159%, 1/25/43(1)(2)	12,034,233	2,118,319
Series 2012-150, (Interest Only), Class SK, 5.159%, 1/25/43(1)(2)	18,662,714	3,411,421
Series 2013-6, Class TA, 1.50%, 1/25/43	3,242,204	3,154,574
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	31,350,921	5,457,932

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2013-12, (Interest Only), Class SP, 4.659%, 11/25/41(1)(2)	$5,627,228	$768,954
Series 2013-15, (Interest Only), Class DS, 5.209%, 3/25/33(1)(2)	13,683,479	2,595,021
Series 2013-23, (Interest Only), Class CS, 5.259%, 3/25/33(1)(2)	7,444,955	1,310,016
Series 2013-54, (Interest Only), Class HS, 5.309%, 10/25/41(1)(2)	13,787,518	1,680,606
Series 2013-64, (Interest Only), Class PS, 5.259%, 4/25/43(1)(2)	9,206,228	1,475,723
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	14,658,986	2,232,581
Series 2013-75, (Interest Only), Class SC, 5.259%, 7/25/42(1)(2)	22,933,968	3,023,623
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	5,352,329	664,209
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	4,528,538	782,885
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	2,899,999	471,198
Series 2014-41, (Interest Only), Class SA, 5.059%, 7/25/44(1)(2)	8,578,011	1,986,033
Series 2014-43, (Interest Only), Class PS, 5.109%, 3/25/42(1)(2)	9,854,026	1,837,828
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	14,669,692	2,137,801
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	5,772,170	746,952
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	10,836,210	1,979,619
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	9,546,223	1,404,480
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	15,015,949	2,783,885
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	23,183,109	1,738,717
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	17,906,533	2,617,969
Series 2015-17, (Interest Only), Class SA, 5.209%, 11/25/43(1)(2)	15,382,442	2,560,083
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	8,889,780	1,301,746
Series 2015-31, (Interest Only), Class SG, 5.109%, 5/25/45(1)(2)	18,106,729	3,963,239
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	10,650,323	1,577,349
Series 2015-47, (Interest Only), Class SG, 5.159%, 7/25/45(1)(2)	11,823,389	2,446,794
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	25,185,234	3,974,547

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2015-93, (Interest Only), Class BS, 5.159%, 8/25/45(1)(2)	$14,673,098	$2,880,796
Series 2015-95, (Interest Only), Class SB, 5.009%, 1/25/46(1)(2)	20,628,578	4,248,918
Series 2016-1, (Interest Only), Class SJ, 5.159%, 2/25/46(1)(2)	29,106,303	5,913,673

		$113,946,275

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(4)	$9,000,000	$9,807,740
Series 2017-C01, Class 1B1, 6.741%, 7/25/29(4)	5,000,000	5,349,414
Series 2017-C01, Class 1M2, 4.541%, 7/25/29(4)	9,150,000	9,519,052

		$24,676,206

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.677%, 10/20/36(1)(2)	$8,253,851	$558,947
Series 2014-68, (Interest Only), Class KI, 0.95%, 10/20/42(1)	19,024,785	639,944
Series 2015-116, (Interest Only), Class AS, 4.707%, 8/20/45(1)(2)	13,971,552	1,721,936

		$2,920,827

Total Collateralized Mortgage Obligations (identified cost $318,377,600)		$290,969,286

Mortgage Pass-Throughs — 2.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.862%, with maturity at 2035(5)	$754,278	$782,511
4.378%, with maturity at 2030(5)	253,446	270,921
6.50%, with maturity at 2036	1,785,013	2,042,894
7.00%, with various maturities to 2036	3,113,035	3,603,484
7.50%, with maturity at 2035	964,992	1,131,383
8.00%, with maturity at 2026	287,590	300,592

		$8,131,785

Federal National Mortgage Association:
3.728%, with maturity at 2035(5)	$684,140	$722,561
3.802%, with maturity at 2035(5)	1,635,766	1,748,552
6.00%, with various maturities to 2032	687,254	778,827
6.50%, with various maturities to 2036	2,606,720	2,979,029
7.00%, with various maturities to 2037	5,211,597	6,070,068
7.50%, with maturity at 2035(6)	5,345,410	6,322,924
8.50%, with maturity at 2032	309,073	374,027

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
9.50%, with maturity at 2028	$641,603	$716,413

		$19,712,401

Government National Mortgage Association:
7.00%, with various maturities to 2035(6)	$10,797,947	$12,640,674
7.50%, with maturity at 2032	992,857	1,138,328

		$13,779,002

Total Mortgage Pass-Throughs (identified cost $39,228,469)		$41,623,188

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount	Value
A10 Securitization, LLC
Series 2015-1, Class B, 4.12%, 4/15/34(7)	$5,100,000	$5,083,816
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(7)	800,000	641,784
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.667%, 7/10/47(7)(8)	6,683,000	5,842,009
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.336%, 8/10/50(7)(8)	6,250,000	5,980,969
Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	10,650,000	8,473,440
Series 2014-CR21, Class D, 4.064%, 12/10/47(7)(8)	5,311,000	4,480,129
Series 2015-CR22, Class D, 4.263%, 3/10/48(7)(8)	10,277,500	8,429,405
Series 2015-CR24, Class D, 3.463%, 8/10/48(8)	10,000,000	7,795,782
Series 2015-CR27, Class D, 3.621%, 10/10/48(7)(8)	10,000,000	7,786,574
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.822%, 4/15/47(7)(8)	2,081,000	1,860,417
Series 2014-C21, Class D, 4.816%, 8/15/47(7)(8)	2,600,000	2,192,887
Series 2014-C22, Class D, 4.712%, 9/15/47(7)(8)	4,150,000	3,435,337
Series 2014-C23, Class D, 4.108%, 9/15/47(7)(8)	7,150,000	5,949,724
Series 2014-C25, Class D, 4.096%, 11/15/47(7)(8)	11,000,000	8,728,964
Series 2015-C29, Class D, 3.842%, 5/15/48(8)	10,000,000	8,064,102
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.515%, 8/15/46(7)(8)	5,000,000	4,294,076
Series 2014-C15, Class D, 5.057%, 4/15/47(7)(8)	2,450,000	2,260,799
Series 2014-C16, Class D, 4.915%, 6/15/47(7)(8)	4,000,000	3,590,161
Series 2015-C23, Class D, 4.273%, 7/15/50(7)(8)	5,000,000	4,242,245
Series 2016-C32, Class D, 3.396%, 12/15/49(7)	1,699,000	1,249,095

Security	Principal Amount	Value

UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.731%, 5/10/45(7)(8)	$2,625,750	$2,643,353
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.645%, 12/10/45(7)(8)	5,000,000	4,877,323
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(7)	9,590,000	7,211,661
Series 2015-C29, Class D, 4.366%, 6/15/48(8)	7,000,000	5,849,291
Series 2015-C30, Class D, 4.645%, 9/15/58(7)(8)	3,000,000	2,594,373
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,005,063
Series 2015-NXS1, Class D, 4.24%, 5/15/48(8)	5,232,000	4,445,919
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.988%, 6/15/45(7)(8)	2,598,000	2,531,802
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	5,210,574

Total Commercial Mortgage-Backed Securities (identified cost $148,815,168)		$138,751,074

Asset-Backed Securities — 10.5%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.658%, 7/15/27(4)(7)	$7,000,000	$7,003,231
Series 2015-16A, Class D, 6.508%, 7/15/27(4)(7)	3,500,000	3,438,943
Series 2015-17A, Class C2, 6.008%, 1/15/28(4)(7)	3,400,000	3,459,252
Series 2015-17A, Class D, 7.508%, 1/15/28(4)(7)	2,000,000	2,005,071
Apidos CLO
Series 2015-21A, Class C, 4.708%, 7/18/27(4)(7)	4,000,000	4,016,378
Series 2015-21A, Class E, 7.608%, 7/18/27(4)(7)	2,000,000	1,854,850
Ares CLO, Ltd.
Series 2015-2A, Class E2, 6.239%, 7/29/26(4)(7)	4,500,000	4,354,866
Series 2015-2A, Class F, 7.539%, 7/29/26(4)(7)	2,000,000	1,878,014

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 6.041%, 7/23/25(4)(7)	$3,700,000	$3,671,133
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.758%, 10/17/26(4)(7)	5,000,000	5,002,512
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.473%, 7/15/26(4)(7)	4,000,000	4,001,350
Series 2014-1A, Class E1, 6.258%, 7/15/26(4)(7)	1,000,000	991,226
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.623%, 10/15/26(4)(7)	5,000,000	5,003,338
Series 2015-2A, Class D, 6.47%, 4/27/27(4)(7)	3,000,000	2,978,755
Series 2015-2A, Class E, 7.37%, 4/27/27(4)(7)	1,850,000	1,744,123
Series 2015-5A, Class C, 5.206%, 1/20/28(4)(7)	4,000,000	4,052,191
Series 2015-5A, Class D, 7.256%, 1/20/28(4)(7)	2,000,000	2,014,448
Cent CLO LP
Series 2014-22A, Class C, 4.784%, 11/7/26(4)(7)	5,000,000	5,005,261
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.556%, 7/20/26(4)(7)	5,000,000	5,006,075
Series 2015-2A, Class F, 7.706%, 7/20/26(4)(7)	2,000,000	1,879,870
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.739%, 8/15/28(4)(7)	6,000,000	6,007,143
Series 2015-40A, Class E, 6.989%, 8/15/28(4)(7)	2,500,000	2,501,291
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.703%, 1/24/27(4)(7)	5,000,000	5,011,895
Series 2015-19A, Class D, 6.253%, 1/24/27(4)(7)	2,000,000	1,969,994
Series 2015-21A, Class D, 5.056%, 1/20/28(4)(7)	5,000,000	5,015,066
Series 2015-21A, Class E1, 6.756%, 1/20/28(4)(7)	2,500,000	2,467,825
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.784%, 5/5/27(4)(7)	4,000,000	3,992,792
Madison Park Funding, Ltd.
Series 2015-17A, Class D, 4.606%, 7/21/27(4)(7)	5,000,000	5,000,513

Security	Principal Amount	Value

Madison Park Funding, Ltd. (continued)
Series 2015-17A, Class E, 6.606%, 7/21/27(4)(7)	$5,000,000	$4,968,922
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.456%, 10/20/28(4)(7)	5,000,000	5,066,295
Series 2015-11A, Class E, 7.856%, 10/20/28(4)(7)	2,500,000	2,529,529
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.552%, 5/21/27(4)(7)	3,000,000	2,938,731
Series 2015-1A, Class E, 8.052%, 5/21/27(4)(7)	2,000,000	1,942,508
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.908%, 7/15/27(4)(7)	5,000,000	5,002,501
Series 2015-1A, Class E2, 7.658%, 7/15/27(4)(7)	3,000,000	3,001,041
Palmer Square CLO, Ltd.
Series 2015-2A, Class C, 4.806%, 7/20/27(4)(7)	5,000,000	5,001,552
Recette CLO, LLC
Series 2015-1A, Class D, 4.906%, 10/20/27(4)(7)	7,250,000	7,258,393
Series 2015-1A, Class E, 6.856%, 10/20/27(4)(7)	4,500,000	4,470,025
Series 2015-1A, Class F, 8.606%, 10/20/27(4)(7)	2,000,000	1,917,304
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.606%, 10/20/27(4)(7)	7,000,000	6,880,958
Series 2015-3A, Class E, 7.656%, 10/20/27(4)(7)	3,000,000	2,760,618
Wind River CLO, Ltd.
Series 2015-2A, Class D, 5.008%, 10/15/27(4)(7)	5,000,000	5,008,352
Series 2017-1A, Class E, 7.454%, 4/18/29(4)(7)	2,000,000	2,013,009

Total Asset-Backed Securities (identified cost $153,938,345)		$162,087,144

Senior Floating-Rate Loans — 2.7%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.74%, Maturing 4/1/22	$4,461	$4,489,779

		$4,489,779

Electronics / Electrical — 0.6%
Sensata Technologies B.V., Term Loan, 3.24%, Maturing 10/14/21	$9,325	$9,401,984

		$9,401,984

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Intermediaries — 0.6%
AerCap Holdings N.V., Term Loan, 3.40%, Maturing 10/6/23		$10,000	$10,104,170

			$10,104,170

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 2.99%, Maturing 3/28/24		$3,050	$3,078,118

			$3,078,118

Lodging and Casinos — 0.4%
Hilton Worldwide Finance, LLC, Term Loan, 2.99%, Maturing 10/25/23		$5,757	$5,810,559

			$5,810,559

Oil and Gas — 0.3%
MEG Energy Corp., Term Loan, 4.63%, Maturing 12/31/23		$3,952	$3,962,622

			$3,962,622

Steel — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19		$4,475	$4,507,830

			$4,507,830

Total Senior Floating-Rate Loans (identified cost $41,149,951)			$41,355,062

Foreign Government Bonds — 30.4%

Security		Principal Amount (000’s omitted)	Value

Australia — 1.3%
Australia Government Bond, 3.00%, 3/21/47(10)	AUD	28,508	$19,284,649

Total Australia			$19,284,649

Dominican Republic — 1.2%
Dominican Republic, 10.375%, 3/4/22(10)	DOP	264,300	$5,652,572
Dominican Republic, 10.40%, 5/10/19(10)	DOP	176,000	3,763,695
Dominican Republic, 13.50%, 8/4/17(10)	DOP	14,500	308,968
Dominican Republic, 14.00%, 6/8/18(10)	DOP	257,200	5,672,381
Dominican Republic, 15.00%, 4/5/19(10)	DOP	43,000	991,533
Dominican Republic, 15.95%, 6/4/21(10)	DOP	12,200	309,185
Dominican Republic, 16.00%, 7/10/20(10)	DOP	41,700	1,021,681

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)
Dominican Republic, 16.95%, 2/4/22(10)	DOP	30,000	$780,652

Total Dominican Republic			$18,500,667

Greece — 0.7%
Hellenic Republic Government Bond, 4.75%, 4/17/19(7)(10)	EUR	9,757	$10,352,865

Total Greece			$10,352,865

Iceland — 2.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	102,570	$974,668
Republic of Iceland, 6.50%, 1/24/31	ISK	1,573,346	17,184,804
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	13,919,948

Total Iceland			$32,079,420

Indonesia — 2.2%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	421,000,000	$33,298,766

Total Indonesia			$33,298,766

Japan — 6.7%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(11)	JPY	2,836,081	$26,777,081
Japan Government CPI Linked Bond, 0.10%, 3/10/25(11)	JPY	5,256,988	49,681,421
Japan Government CPI Linked Bond, 0.10%, 3/10/26(11)	JPY	2,885,790	27,349,963

Total Japan			$103,808,465

New Zealand — 4.9%
New Zealand Government Bond, 2.00%, 9/20/25(10)(11)	NZD	41,842	$29,197,081
New Zealand Government Bond, 3.00%, 9/20/30(10)(11)	NZD	60,550	46,548,070

Total New Zealand			$75,745,151

Peru — 4.4%
Peru Government Bond, 5.20%, 9/12/23	PEN	216,480	$67,524,141

Total Peru			$67,524,141

Russia — 2.2%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$13,001,105
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	677,850
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	3,021,240

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Russia (continued)
Russia Government Bond, 8.50%, 9/17/31	RUB	948,127	$17,770,535

Total Russia			$34,470,730

Serbia — 1.0%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,776,320	$15,797,511

Total Serbia			$15,797,511

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$88,733
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	26,000	164,752
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,132,568
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	737,446
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,374,463
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,488,651
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	488,189
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	9,000	58,281
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,588,957
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	97,000	604,958

Total Sri Lanka			$11,726,998

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(10)	USD	4,988	$5,062,820

Total Suriname			$5,062,820

Thailand — 2.6%
Thailand Government Bond, 1.25%, 3/12/28(10)(11)	THB	1,481,016	$40,138,786

Total Thailand			$40,138,786

Total Foreign Government Bonds (identified cost $458,822,473)			$467,790,969

Foreign Corporate Bonds — 0.1%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Banco Hipotecario SA, 21.354%, 1/12/20(4)(10)	ARS	8,500	$555,490
YPF SA, 23.083%, 7/7/20(4)(10)	USD	525	567,555

Total Argentina			$1,123,045

Total Foreign Corporate Bonds (identified cost $1,119,881)			$1,123,045

U.S. Treasury Obligations — 7.2%

Security	Principal Amount	Value

U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(6)(12)	$110,855,300	$110,444,138

Total U.S. Treasury Obligations (identified cost $111,056,511)		$110,444,138

Closed-End Funds — 6.2%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	211,682	$3,363,627
BlackRock Corporate High Yield Fund, Inc.	1,000,336	11,273,787
BlackRock Multi-Sector Income Trust	675,742	12,149,841
Brookfield Real Assets Income Fund, Inc.	419,101	9,794,390
First Trust High Income Long/Short Fund	772,971	13,372,398
MFS Multimarket Income Trust	1,093,200	6,766,908
Nuveen Global High Income Fund	456,000	7,633,440
Nuveen Mortgage Opportunity Term Fund	324,311	8,091,559
Prudential Global Short Duration High Yield Fund, Inc.	293,307	4,461,200
Putnam Premier Income Trust	1,136,059	5,941,589
Wells Fargo Income Opportunities Fund	669,620	5,785,517
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,740,408

Total Closed-End Funds (identified cost $94,183,164)		$95,374,664

Other — 1.0%

Security	Shares	Value

Reinsurance — 1.0%
Altair V Reinsurance(13)(14)(15)(16)	5,000	$5,020,500
Eden Re II, Ltd.(7)(14)(16)	10,000,000	10,263,000

Total Other (identified cost $15,000,000)		$15,283,500

Currency Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price	Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	11,331	SEK 9.55	5/2/17	$2,407
Call SEK/Put EUR	BNP Paribas	EUR	11,330	SEK 9.49	5/16/17	8,762
Call SEK/Put EUR	Citibank, N.A.	EUR	5,710	SEK 9.45	5/23/17	3,844
Call SEK/Put EUR	Citibank, N.A.	EUR	11,422	SEK 9.45	5/23/17	7,689

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

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Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counter party	Principal Amount of Contracts (000’s omitted)		Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR	22,662	SEK 9.44	5/1/17	$420
Call SEK/Put EUR	Goldman Sachs International	EUR	11,331	SEK 9.50	5/17/17	10,430
Put CNH/Call USD	BNP Paribas	USD	14,490	CNH 7.02	7/14/17	40,543
Put CNH/Call USD	BNP Paribas	USD	35,500	CNH 7.12	3/8/18	508,076
Put CNH/Call USD	Deutsche Bank AG	USD	20,485	CNH 7.15	3/12/18	270,566
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	17,180	CNH 7.02	7/14/17	45,716
Put CNH/Call USD	Nomura International PLC	USD	164,400	CNH 7.28	8/1/17	82,035
Put CNH/Call USD	Standard Chartered Bank	USD	25,581	CNH 6.47	6/15/17	1,700,599
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH 6.47	6/15/17	1,593,037
Put CNH/Call USD	Standard Chartered Bank	USD	40,205	CNH 7.12	3/8/18	578,188

Total Currency Options Purchased (identified cost $6,369,395)						$4,852,312

Credit Default Swaptions Purchased — 0.0%(17)

Description	Counter party	Notional Amount (000’s omitted)		Exercise Price	Expiration Date	Value

Put-Markit CDX North America Investment Grade 5-Year Index, buy protection	Citibank, N.A.		USD 200,000	$70.00	5/17/17	$9,000

Total Credit Default Swaptions Purchased (identified cost $208,000)						$9,000

Put Options Purchased — 0.0%(17)

Description	Counter party	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Index Futures 6/2017	Exchange-Traded	300	USD 2,260.00	6/16/17	$127,500

Total Put Options Purchased (identified cost $1,074,215)					$127,500

Short-Term Investments — 7.7%

Foreign Government Securities — 0.6%

Security		Principal Amount (000’s omitted)	Value

Czech Republic — 0.6%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	233,000	$9,463,817

Total Czech Republic			$9,463,817

Total Foreign Government Securities (identified cost $9,381,236)			$9,463,817

U.S. Treasury Obligations — 0.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/25/17(6)		$2,000	$1,999,120

Total U.S. Treasury Obligations (identified cost $1,999,206)			$1,999,120

Other — 7.0%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(18)		107,285,566	$107,317,752

Total Other (identified cost $107,308,499)			$107,317,752

Total Short-Term Investments (identified cost $118,688,941)			$118,780,689

Total Investments — 96.7% (identified cost $1,508,032,113)			$1,488,571,571

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaptions Written — (0.0)%(17)

Description	Counter party	Notional Amount (000’s omitted)	Exercise Price	Expiration Date	Value

Call-Markit CDX North America Investment Grade 5-Year Index, buy protection	Citibank, N.A.	USD 200,00	$60.00	5/17/17	$(352,800)
Put-Markit CDX North America Investment Grade 5-Year Index, sell protection	Citibank, N.A.	USD 200,00	90.00	5/17/17	0

Total Credit Default Swaptions Written (premiums received $240,000)					$(352,800)

Currency Options Written — (0.2)%

Description	Counter party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	25,581	CNH	6.47	6/15/17	$(1,700,599)
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH	6.47	6/15/17	(1,593,038)

Total Currency Options Written (premiums received $3,510,367)							$(3,293,637)

Other Assets, Less Liabilities — 3.5%							$54,306,787

Net Assets — 100.0%							$1,539,231,921

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(5)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2017.
(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $292,293,926 or 19.0% of the Portfolio’s net assets.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $170,207,983 or 11.1% of the Portfolio’s net assets.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(14)	Non-income producing security.

(15)	Restricted security (see Note 5).

(16)	Security is subject to risk of loss depending on the occurence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(17)	Amount is less than 0.05% or (0.05)%, as applicable.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PEN	151,468,569	USD	46,605,713	Citibank, N.A.	5/2/17	$89,799	$—
PEN	151,468,569	USD	46,644,464	Citibank, N.A.	5/2/17	51,048	—
USD	46,644,464	PEN	151,468,569	Citibank, N.A.	5/2/17	—	(51,048)
USD	45,599,714	PEN	151,468,569	Citibank, N.A.	5/2/17	—	(1,095,799)
EUR	9,910,925	RON	44,950,010	BNP Paribas	5/3/17	9,734	—
RON	44,950,010	EUR	9,850,330	BNP Paribas	5/3/17	56,272	—
RUB	84,421,000	USD	1,482,371	Bank of America, N.A.	5/3/17	553	—
RUB	57,532,000	USD	1,010,042	Goldman Sachs International	5/3/17	554	—
RUB	309,551,000	USD	5,435,487	HSBC Bank USA, N.A.	5/3/17	2,029	—
RUB	311,036,000	USD	5,541,350	HSBC Bank USA, N.A.	5/3/17	—	(77,749)
RUB	318,359,000	USD	5,692,097	Societe Generale	5/3/17	—	(99,861)
USD	2,147,100	RUB	130,840,000	Bank of America, N.A.	5/3/17	—	(151,211)
USD	2,651,662	RUB	161,587,000	Bank of America, N.A.	5/3/17	—	(186,745)
USD	12,938,922	RUB	788,472,000	Bank of America, N.A.	5/3/17	—	(911,233)
EUR	6,749,128	RON	30,556,000	BNP Paribas	5/8/17	20,552	—
RON	69,590,010	EUR	15,329,884	BNP Paribas	5/8/17	—	(2,165)
USD	19,936,004	AUD	26,280,687	Goldman Sachs International	5/8/17	259,277	—
USD	15,451,753	EUR	14,257,607	Standard Chartered Bank	5/8/17	—	(82,822)
RON	44,950,010	EUR	9,909,287	BNP Paribas	5/10/17	—	(9,933)
USD	33,609,865	NZD	47,888,897	Goldman Sachs International	5/22/17	746,250	—
JPY	840,918,288	USD	7,587,392	Standard Chartered Bank	5/25/17	—	(37,443)
USD	111,062,840	JPY	12,505,620,232	Standard Chartered Bank	5/25/17	—	(1,215,372)
CZK	426,930,000	EUR	15,887,541	Goldman Sachs International	5/31/17	19,545	—
RON	49,672,852	EUR	10,967,973	BNP Paribas	5/31/17	—	(36,469)
RON	32,630,000	EUR	7,207,546	JPMorgan Chase Bank, N.A.	5/31/17	—	(26,907)
RON	44,120,010	EUR	9,741,237	Deutsche Bank AG	6/2/17	—	(32,230)
CZK	419,731,000	EUR	15,588,895	JPMorgan Chase Bank, N.A.	6/5/17	53,751	—
RON	83,166,010	EUR	18,339,106	Deutsche Bank AG	6/6/17	—	(37,765)
USD	58,893,023	NZD	83,684,580	JPMorgan Chase Bank, N.A.	6/6/17	1,486,724	—
USD	20,102,876	PEN	65,696,200	State Street Bank and Trust Company	6/6/17	—	(67,894)
KES	28,535,000	USD	268,186	Citibank, N.A.	6/7/17	6,757	—
EUR	7,180,969	RON	32,556,000	Bank of America, N.A.	6/9/17	17,576	—
RON	47,809,163	EUR	10,542,612	Bank of America, N.A.	6/9/17	—	(22,766)
USD	5,127,209	RUB	300,418,567	Citibank, N.A.	6/9/17	—	(107,657)
USD	6,792,660	RUB	401,290,000	Deutsche Bank AG	6/9/17	—	(199,915)
USD	5,643,662	RUB	318,359,000	Societe Generale	6/9/17	96,180	—
SGD	956,800	USD	684,749	Standard Chartered Bank	6/13/17	365	—
USD	674,896	SGD	956,800	Standard Chartered Bank	6/13/17	—	(10,218)
USD	29,664,545	JPY	3,241,430,000	Goldman Sachs International	6/15/17	537,244	—
KES	177,781,000	USD	1,638,535	Citibank, N.A.	6/19/17	70,487	—
IDR	200,438,700,000	USD	14,956,996	Barclays Bank PLC	6/22/17	7,717	—
USD	32,852,907	IDR	440,261,800,000	Barclays Bank PLC	6/22/17	—	(16,951)
USD	5,474,251	RUB	311,036,000	HSBC Bank USA, N.A.	6/26/17	76,625	—
USD	5,368,650	RUB	309,551,000	HSBC Bank USA, N.A.	6/26/17	—	(3,206)
CZK	71,650,154	EUR	2,676,109	JPMorgan Chase Bank, N.A.	6/27/17	—	(5,336)
USD	30,913,653	EUR	28,708,550	Standard Chartered Bank	6/28/17	—	(447,782)

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	30,251,686	JPY	3,271,493,000	Standard Chartered Bank	6/29/17	$836,305	$—
SGD	45,151,330	USD	32,312,112	Goldman Sachs International	6/30/17	24,001	—
SGD	25,890,870	USD	18,543,480	Goldman Sachs International	6/30/17	—	(1,167)
USD	10,166,601	EUR	9,330,495	JPMorgan Chase Bank, N.A.	6/30/17	—	(27,230)
USD	25,636,990	SGD	35,707,200	Goldman Sachs International	6/30/17	64,498	—
USD	25,363,385	SGD	35,335,000	Goldman Sachs International	6/30/17	57,452	—
EUR	6,685,000	USD	7,334,381	JPMorgan Chase Bank, N.A.	7/3/17	—	(29,617)
KES	177,781,000	USD	1,634,017	Citibank, N.A.	7/3/17	70,418	—
USD	16,524,127	EUR	15,313,800	JPMorgan Chase Bank, N.A.	7/3/17	—	(209,412)
USD	996,035	RUB	57,532,000	Goldman Sachs International	7/3/17	—	(673)
USD	9,265,295	RUB	530,530,801	Goldman Sachs International	7/5/17	77,931	—
USD	7,893,491	THB	277,693,000	Deutsche Bank AG	7/25/17	—	(130,634)
USD	4,684,085	THB	165,114,000	Standard Chartered Bank	7/25/17	—	(86,994)
ARS	445,000,000	USD	27,545,652	Citibank, N.A.	7/27/17	196,096	—
CZK	71,650,000	EUR	2,680,509	JPMorgan Chase Bank, N.A.	7/27/17	—	(8,756)
CZK	35,852,000	EUR	1,339,260	Societe Generale	7/27/17	—	(2,189)
USD	1,454,281	RUB	84,421,000	Bank of America, N.A.	7/28/17	—	(796)
CNH	266,450,429	USD	38,093,734	JPMorgan Chase Bank, N.A.	7/31/17	252,084	—
CNH	132,250,000	USD	18,966,012	JPMorgan Chase Bank, N.A.	7/31/17	66,551	—
USD	58,574,272	CNH	398,700,429	JPMorgan Chase Bank, N.A.	7/31/17	1,195,892	—
USD	46,221,718	PEN	151,468,569	Citibank, N.A.	7/31/17	—	(59,567)
KES	177,919,000	USD	1,623,349	Citibank, N.A.	8/1/17	73,890	—
USD	10,141,456	THB	356,675,000	Deutsche Bank AG	11/10/17	—	(164,700)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/17	—	(112,893)
CNH	50,976,000	USD	7,237,311	Bank of America, N.A.	11/13/17	47,436	—
USD	7,336,788	CNH	50,976,000	Bank of America, N.A.	11/13/17	52,041	—
USD	8,012,900	THB	285,740,000	Deutsche Bank AG	11/16/17	—	(243,796)
USD	1,515,216	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(44,350)
CNH	27,780,000	USD	3,908,272	Citibank, N.A.	1/12/18	46,094	—
USD	3,856,191	CNH	27,780,000	Citibank, N.A.	1/12/18	—	(98,175)
CNH	92,564,000	USD	13,022,510	Australia and New Zealand Banking Group Limited	1/17/18	149,288	—
CNH	59,881,000	USD	8,423,385	Goldman Sachs International	1/17/18	97,643	—
CNH	34,002,000	USD	4,792,247	HSBC Bank USA, N.A.	1/17/18	46,216	—
CNH	25,882,000	USD	3,644,839	HSBC Bank USA, N.A.	1/17/18	38,153	—
USD	12,962,330	CNH	92,564,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(209,468)
USD	8,391,984	CNH	59,881,000	Goldman Sachs International	1/17/18	—	(129,044)
USD	8,392,404	CNH	59,884,000	HSBC Bank USA, N.A.	1/17/18	—	(129,051)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,339,521)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(910,860)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(932,990)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(634,505)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(44,846)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(35,424)

						$7,001,028	$(10,523,135)

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Gold	208	Long	Jun-17	$25,964,640	$26,380,640	$416,000

Interest Rate Futures
CME 90-Day Eurodollar	5,287	Short	Jun-18	(1,306,369,395)	(1,299,742,862)	6,626,533
Euro-BTP	233	Short	Jun-17	(33,050,527)	(33,428,897)	(378,370)
Japan 10-Year Bond	95	Short	Jun-17	(127,780,220)	(128,700,606)	(920,386)
U.S. 5-Year Treasury Note	245	Short	Jun-17	(28,898,750)	(29,009,531)	(110,781)
U.S. 10-Year Deliverable Interest Rate Swap	1,059	Short	Jun-17	(95,980,148)	(98,139,516)	(2,159,368)
U.S. 10-Year Treasury Note	1,249	Short	Jun-17	(155,196,946)	(157,022,719)	(1,825,773)

						$1,647,855

CME:  Chicago Mercantile Exchange.

Euro-BTP:  Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$45,000	Receives	Return on CPI-U (NSA)	Pays	2.18%	1/11/22	$(167,025)
Bank of America, N.A.	29,000	Receives	Return on CPI-U (NSA)	Pays	1.86	3/22/26	1,004,669
BNP Paribas	16,000	Receives	Return on CPI-U (NSA)	Pays	1.75	6/22/26	777,815
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	482,359
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	839,601
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	863,824

							$3,801,243

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	99,229	Pays	Brazil CETIP Interbank Deposit Rate	9.31%	1/2/19	$(32,282)
CME Group, Inc.	BRL	49,689	Pays	Brazil CETIP Interbank Deposit Rate	9.33	1/2/19	(12,456)
CME Group, Inc.	BRL	49,950	Pays	Brazil CETIP Interbank Deposit Rate	9.35	1/2/19	(5,957)
CME Group, Inc.	BRL	99,210	Pays	Brazil CETIP Interbank Deposit Rate	9.35	1/2/19	(11,831)
CME Group, Inc.	BRL	149,274	Pays	Brazil CETIP Interbank Deposit Rate	9.38	1/2/19	(1,249)
CME Group, Inc.	BRL	175,337	Pays	Brazil CETIP Interbank Deposit Rate	9.39	1/2/19	20,097
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90	5/11/17	9,956

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66%		2/24/19	$(12,870)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(4,534)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	5,719,130
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(12,386)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(15,138)
LCH.Clearnet(1)	EUR	7,193	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(16,754)
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92		7/28/26	212,896
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94		8/1/26	143,659
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR	1.89		9/21/26	189,948
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR	1.93		9/21/26	69,102
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR	1.94		9/21/26	66,457
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR	2.14		10/13/26	33,137
LCH.Clearnet	HUF	593,728	Receives	6-month HUF BUBOR	2.09		10/19/26	44,784
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.09		10/19/26	67,341
LCH.Clearnet	HUF	647,027	Receives	6-month HUF BUBOR	2.04		10/20/26	59,444
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.04		10/20/26	81,911
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR	2.06		10/28/26	62,251
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR	2.08		10/28/26	37,876
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR	2.09		11/2/26	40,904
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR	2.18		11/3/26	18,799
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR	2.13		11/4/26	124,620
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR	2.15		11/7/26	18,690
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR	2.12		11/8/26	24,207
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR	2.14		11/10/26	60,455
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	170,614
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	132,551
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	(123,327)
LCH.Clearnet(1)	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(297,191)
LCH.Clearnet(1)	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(307,334)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,706,228
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	640,398
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,168,267
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	858,625
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	522,013
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23		7/28/26	(271,477)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR	2.22		8/1/26	(199,619)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR	2.28		9/21/26	(66,009)
LCH.Clearnet	PLN	8,033	Pays	6-month PLN WIBOR	2.30		9/21/26	(63,995)
LCH.Clearnet	PLN	20,964	Pays	6-month PLN WIBOR	2.30		9/21/26	(167,011)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR	2.49		10/13/26	(31,751)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.46		10/19/26	(58,300)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR	2.47		10/19/26	(36,951)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR	2.43		10/20/26	(49,076)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.44		10/20/26	(63,321)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR	2.46		10/28/26	(48,990)

33	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.47%		10/28/26	$(18,647)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR	2.50		10/31/26	(23,988)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.56		11/2/26	(19,607)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR	2.51		11/4/26	(131,880)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.54		11/7/26	(21,743)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR	2.50		11/8/26	(25,581)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR	2.52		11/10/26	(66,682)
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(9,867)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(5,410,933)
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	215,270
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	263,108
LCH.Clearnet(1)	USD	24,493	Receives	3-month USD-LIBOR-BBA	1.75	(2)	6/21/47	(740,215)

								$4,403,786

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.45%	10/31/21	$283,721
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	107,161
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	352,283
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	17,281
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	57,784
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	23,391
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,794,167
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	908,406
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,333,304
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	866,321
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	941,697

34	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79%	1/17/37	$56,370

							$7,741,886

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
USD	–	United States Dollar

35	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $1,400,723,614)	$1,381,253,819
Affiliated investment, at value (identified cost, $107,308,499)	107,317,752
Cash	6,355,385
Restricted cash*	32,447,980
Foreign currency, at value (identified cost, $2,555,820)	2,924,956
Interest and dividends receivable	9,859,673
Dividends receivable from affiliated investment	70,428
Receivable for investments sold	436,019
Receivable for open forward foreign currency exchange contracts	7,001,028
Receivable for open swap contracts	11,710,154
Receivable for closed swap contracts	1,240,000
Prepaid expenses	2,806
Total assets	$1,560,620,000

Liabilities
Cash collateral due to brokers	$3,711,248
Written options and swaptions outstanding, at value (premiums received, $3,750,367)	3,646,437
Payable for investments purchased	1,873,422
Payable for variation margin on open futures contracts	56,335
Payable for variation margin on open centrally cleared swap contracts	127,665
Payable for open forward foreign currency exchange contracts	10,523,135
Payable for open swap contracts	167,025
Payable to affiliates:
Investment adviser fee	747,902
Trustees’ fees	7,533
Accrued foreign capital gains taxes	208,033
Accrued expenses	319,344
Total liabilities	$21,388,079
Net Assets applicable to investors’ interest in Portfolio	$1,539,231,921

Sources of Net Assets
Investors’ capital	$1,543,993,989
Net unrealized depreciation	(4,762,068)
Total	$1,539,231,921

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

36	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $171,640)	$28,558,453
Dividends	4,156,712
Dividends from affiliated investment	300,861
Total investment income	$33,016,026

Expenses
Investment adviser fee	$4,474,279
Trustees’ fees and expenses	47,067
Custodian fee	296,411
Legal and accounting services	129,343
Miscellaneous	59,129
Total expenses	$5,006,229

Net investment income	$28,009,797

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $761,828)	$14,674,688
Investment transactions — affiliated investment	9,650
Written options and swaptions	1,450,672
Futures contracts	1,197,923
Swap contracts	(2,789,486)
Foreign currency and forward foreign currency exchange contract transactions	6,378,309
Capital gain distributions received	91,845
Net realized gain	$21,013,601
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $213,688)	$19,765,185
Investments — affiliated investment	(5,142)
Written options and swaptions	(1,023,158)
Futures contracts	330,756
Swap contracts	6,892,540
Foreign currency and forward foreign currency exchange contracts	(2,862,395)
Net change in unrealized appreciation (depreciation)	$23,097,786

Net realized and unrealized gain	$44,111,387

Net increase in net assets from operations	$72,121,184

37	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$28,009,797	$61,165,165
Net realized gain (loss) from investment transactions, written options and swaptions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	21,013,601	(113,791,831)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	23,097,786	43,615,004
Net increase (decrease) in net assets from operations	$72,121,184	$(9,011,662)
Capital transactions —
Contributions	$77,711,336	$93,045,402
Withdrawals	(90,288,925)	(463,410,560)
Net decrease in net assets from capital transactions	$(12,577,589)	$(370,365,158)

Net increase (decrease) in net assets	$59,543,595	$(379,376,820)

Net Assets
At beginning of period	$1,479,688,326	$1,859,065,146
At end of period	$1,539,231,921	$1,479,688,326

38	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Consolidated Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.66%	0.66%	0.72%	0.72%	0.75%
Net investment income	3.72	%(2)	3.75%	3.63%	5.32%	3.86%	1.92%
Portfolio Turnover	21	%(3)	30%	32%	58%	123%	17%

Total Return	4.91	%(3)	0.04%	(0.41)%	7.75%	(6.15)%	5.00%

Net assets, end of period (000’s omitted)	$1,539,232		$1,479,688	$1,859,065	$1,021,588	$526,099	$518,829

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.0% and 9.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2017 were $16,270,897 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, and options on credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the

40

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

pricing service using proprietary models. In the case of total return swaps and volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, options on swaps (“swaptions”) may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

41

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of

42

Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are

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Notes to Consolidated Financial Statements (Unaudited) — continued

recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

S  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $4,474,279 or 0.594% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

44

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$201,373,859	$201,330,767
U.S. Government and Agency Securities	116,466,155	83,633,612

	$317,840,014	$284,964,379

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,566,499,551

Gross unrealized appreciation	$40,853,920
Gross unrealized depreciation	(104,510,123)

Net unrealized depreciation	$(63,656,203)

5  Restricted Securities

At April 30, 2017, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other
Altair V Reinsurance	12/22/16	5,000	$5,000,000	$5,020,500

Total Restricted Securities			$5,000,000	$5,020,500

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

45

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Written options and swaptions activity for the six months ended April 30, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)		Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency	EUR	USD	USD	USD

Outstanding, beginning of period	—	75,000	240,000	6,799,324
Options written	33,993	142,846	400,000	4,788,788
Options terminated in closing purchase transactions	—	—	(240,000)	(1,520,000)
Options exercised	—	(50,000)	—	(4,437,073)
Options expired	(33,993)	(118,405)	—	(1,880,672)

Outstanding, end of period	—	49,441	400,000	3,750,367

EUR	–	Euro
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  During the six months ended April 30, 2017, the Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $14,336,597. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,336,855 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under

46

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$9,000	$127,500	$4,852,312	$—	$4,988,812
Net unrealized depreciation*	416,000	—	—	—	19,409,271	19,825,271
Receivable for open forward foreign currency exchange contracts	—	—	—	7,001,028	—	7,001,028
Receivable for open swap contracts	—	—	—	—	11,710,154	11,710,154

Total Asset Derivatives	$416,000	$9,000	$127,500	$11,853,340	$31,119,425	$43,525,265

Derivatives not subject to master netting or similar agreements	$416,000	$—	$127,500	$—	$19,409,271	$19,952,771

Total Asset Derivatives subject to master netting or similar agreements	$—	$9,000	$—	$11,853,340	$11,710,154	$23,572,494

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$(352,800)	$—	$(3,293,637)	$—	$(3,646,437)
Net unrealized depreciation*	—	—	—	—	(13,773,630)	(13,773,630)
Payable for open forward foreign currency exchange contracts	—	—	—	(10,523,135)	—	(10,523,135)
Payable for open swap contracts	—	—	—	—	(167,025)	(167,025)

Total Liability Derivatives	$—	$(352,800)	$—	$(13,816,772)	$(13,940,655)	$(28,110,227)

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$—	$(13,773,630)	$(13,773,630)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(352,800)	$—	$(13,816,772)	$(167,025)	$(14,336,597)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

47

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$433,009	$(209,468)	$—	$—	$223,541
Bank of America, N.A.	1,229,436	(1,229,436)	—	—	—
Barclays Bank PLC	7,717	(7,717)	—	—	—
BNP Paribas	1,851,509	(1,851,509)	—	—	—
Citibank, N.A.	648,513	(648,513)	—	—	—
Credit Suisse International	5,902,198	—	(5,902,198)	—	—
Deutsche Bank AG	270,566	(270,566)	—	—	—
Goldman Sachs International	5,022,726	(130,884)	(3,857,037)	—	1,034,805
HSBC Bank USA, N.A.	163,023	(163,023)	—	—	—
JPMorgan Chase Bank, N.A.	3,100,718	(351,608)	—	(2,431,000)	318,110
Nomura International PLC	138,405	—	(138,405)	—	—
Societe Generale	96,180	(96,180)	—	—	—
Standard Chartered Bank	4,708,494	(3,621,986)	—	(1,086,508)	—

	$23,572,494	$(8,580,890)	$(9,897,640)	$(3,517,508)	$1,576,456

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(209,468)	$209,468	$—	$—	$—
Bank of America, N.A.	(1,439,776)	1,229,436	—	158,900	(51,440)
Barclays Bank PLC	(16,951)	7,717	—	—	(9,234)
BNP Paribas	(3,911,289)	1,851,509	2,059,780	—	—
Citibank, N.A.	(1,765,046)	648,513	927,877	—	(188,656)
Deutsche Bank AG	(809,040)	270,566	495,895	—	(42,579)
Goldman Sachs International	(130,884)	130,884	—	—	—
HSBC Bank USA, N.A.	(210,006)	163,023	—	—	(46,983)
JPMorgan Chase Bank, N.A.	(351,608)	351,608	—	—	—
Morgan Stanley & Co. International PLC	(1,700,599)	—	1,700,599	—	—
Societe Generale	(102,050)	96,180	—	—	(5,870)
Standard Chartered Bank	(3,621,986)	3,621,986	—	—	—
State Street Bank and Trust Company	(67,894)	—	—	—	(67,894)

	$(14,336,597)	$8,580,890	$5,184,151	$158,900	$(412,656)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

48

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(356,133)	$(2,507,107)	$3,903,050
Futures contracts	1,559,033	—	(2,321,222)	—	1,960,112
Written options and swaptions	—	—	—	1,880,672	(430,000)
Swap contracts	—	(4,152,151)	—	—	1,362,665
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	6,249,677	—

Total	$1,559,033	$(4,152,151)	$(2,677,355)	$5,623,242	$6,795,827

Change in unrealized appreciation (depreciation) —
Investments	$—	$(199,000)	$(946,715)	$(5,062,814)	$988,883
Futures contracts	(1,051,001)	—	112,775	—	1,268,982
Written options and swaptions	—	(112,800)	—	225,781	(1,136,139)
Swap contracts	—	849,593	—	—	6,042,947
Foreign currency and forward foreign currency exchange contracts	—	—	—	(3,594,754)	—

Total	$(1,051,001)	$537,793	$(833,940)	$(8,431,787)	$7,164,673

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swaptions Purchased	Swap Contracts

$35,719,000	$1,787,542,000	$1,484,135,000	$85,929,000	$1,371,242,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $368,046,000 and 230 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

49

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

Global Opportunities Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Collateralized Mortgage Obligations	$—	$290,969,286	$—	$290,969,286
Mortgage Pass-Throughs	—	41,623,188	—	41,623,188
Commercial Mortgage-Backed Securities	—	138,751,074	—	138,751,074
Asset-Backed Securities	—	162,087,144	—	162,087,144
Senior Floating-Rate Loans	—	41,355,062	—	41,355,062
Foreign Government Bonds	—	467,790,969	—	467,790,969
Foreign Corporate Bonds	—	1,123,045	—	1,123,045
U.S. Treasury Obligations	—	110,444,138	—	110,444,138
Closed-End Funds	95,374,664	—	—	95,374,664
Other	—	10,263,000	5,020,500	15,283,500
Currency Options Purchased	—	4,852,312	—	4,852,312
Credit Default Swaptions Purchased	—	9,000	—	9,000
Put Options Purchased	127,500	—	—	127,500
Short-Term Investments —
Foreign Government Securities	—	9,463,817	—	9,463,817
U.S. Treasury Obligations	—	1,999,120	—	1,999,120
Other	—	107,317,752	—	107,317,752

Total Investments	$95,502,164	$1,388,048,907	$5,020,500	$1,488,571,571

Forward Foreign Currency Exchange Contracts	$—	$7,001,028	$—	$7,001,028
Futures Contracts	7,042,533	—	—	7,042,533
Swap Contracts	—	24,492,892	—	24,492,892

Total	$102,544,697	$1,419,542,827	$5,020,500	$1,527,108,024

Liability Description

Credit Default Swaptions Written	$—	$(352,800)	$—	$(352,800)
Currency Options Written	—	(3,293,637)	—	(3,293,637)
Forward Foreign Currency Exchange Contracts	—	(10,523,135)	—	(10,523,135)

Futures Contracts	(5,394,678)	—	—	(5,394,678)
Swap Contracts	—	(8,545,977)	—	(8,545,977)

Total	$(5,394,678)	$(22,715,549)	$—	$(28,110,227)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

51

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

52

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Strategic Income Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among

53

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board also considered the performance of the underlying Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by EVM to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services EVM provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to EVM as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other

54

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

55

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Short Duration Strategic Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Strategic Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

57

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688     4.30.17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	20

Officers and Trustees	24

Important Notices	25

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Performance1,2

Portfolio Managers Lewis R. Piantedosi and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	11.35%	14.00%	10.57%	5.20%
Class A with 5.75% Maximum Sales Charge	—	—	4.96	7.44	9.27	4.58
Class B at NAV	03/04/2002	03/04/2002	10.89	13.12	9.75	4.41
Class B with 5% Maximum Sales Charge	—	—	5.89	8.12	9.48	4.41
Class C at NAV	03/04/2002	03/04/2002	10.98	13.16	9.75	4.42
Class C with 1% Maximum Sales Charge	—	—	9.98	12.16	9.75	4.42
Class I at NAV	09/11/2015	03/04/2002	11.51	14.31	10.65	5.24
Russell 3000® Index	—	—	13.83%	18.58%	13.56%	7.22%
Blended Index	—	—	12.73	17.36	12.92	6.97

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	7.16%	8.21%	3.94%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	4.42	7.26	3.61
Class B After Taxes on Distributions		03/04/2002	03/04/2002	8.07	8.54	3.88
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	4.63	7.45	3.50
Class C After Taxes on Distributions		03/04/2002	03/04/2002	12.03	8.79	3.87
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	6.98	7.68	3.50
Class I After Taxes on Distributions		09/11/2015	03/04/2002	13.94	9.43	4.45
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	8.37	8.27	4.03

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.34%	2.10%	2.09%	1.09%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. BofA Merrill Lynch Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. BofA Merrill Lynch™ indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The Blended Index consists of 90% Russell 3000® Index and 10% BofA Merrill Lynch Fixed Rate Preferred Securities Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,113.50	$6.86	1.31%
Class B	$1,000.00	$1,108.90	$10.77	2.06%
Class C	$1,000.00	$1,109.80	$10.78	2.06%
Class I	$1,000.00	$1,115.10	$5.56	1.06%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.56	1.31%
Class B	$1,000.00	$1,014.60	$10.29	2.06%
Class C	$1,000.00	$1,014.60	$10.29	2.06%
Class I	$1,000.00	$1,019.50	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 89.1%

Description		Value

Tax-Managed Growth Portfolio (identified cost, $75,879,751)		$142,731,551
Tax-Managed International Equity Portfolio (identified cost, $30,697,212)		32,925,689
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $34,020,164)		54,831,057
Tax-Managed Small-Cap Portfolio (identified cost, $42,846,503)		50,329,704
Tax-Managed Value Portfolio (identified cost, $86,449,100)		123,615,883

Total Investments in Affiliated Portfolios (identified cost $269,892,730)		$404,433,884

Preferred Stocks — 4.1%

Security	Shares	Value

Banks — 1.4%
KeyCorp, Series E, 6.125% to 12/15/26(1)	24,680	$694,002
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(1)	8,200	225,992
Regions Financial Corp., Series A, 6.375%	39,526	1,024,909
SunTrust Banks, Inc., Series E, 5.875%	46,350	1,196,293
Texas Capital Bancshares, Inc., 6.50%	40,000	1,008,400
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,700	2,159,000

		$6,308,596

Capital Markets — 0.7%
KKR & Co., LP, Series A, 6.75%	28,000	$739,760
Morgan Stanley, Series G, 6.625%	21,325	573,856
Northern Trust Corp., Series C, 5.85%	40,000	1,077,200
State Street Corp., Series G, 5.35% to 3/15/26(1)	32,200	860,384

		$3,251,200

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,022,400
Capital One Financial Corp., Series C, 6.25%	38,650	1,022,679

		$2,045,079

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	40,000	$1,034,000

		$1,034,000

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	48,741	$1,238,021
Southern Co. (The), 6.25%	23,828	631,204

		$1,869,225

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc., Series D, 7.375%	1,000	$23,350
DDR Corp., Series J, 6.50%	40,000	1,006,000
DDR Corp., Series K, 6.25%	650	16,328
PS Business Parks, Inc., Series W, 5.20%	6,018	144,312
Vornado Realty Trust, Series K, 5.70%	20,000	509,400

		$1,699,390

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	37,372	$951,491

		$951,491

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(1)	37,850	$959,497

		$959,497

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	29,221	$742,243

		$742,243

Total Preferred Stocks (identified cost $18,423,527)		$18,860,721

Debt Obligations — 3.4%(2)

Security	Principal Amount (000’s omitted)	Value

Banks — 2.6%
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)	$1,275	$1,123,594
Banco Santander SA, 6.375% to 5/19/19(1)(4)(5)	600	613,231
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(4)	1,000	1,072,500
Barclays PLC, 8.25% to 12/15/18(1)(4)	1,510	1,610,211
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(1)(3)	500	518,900
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)	730	782,798
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(4)	500	498,750
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(4)	1,673	1,748,369
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)	1,200	1,296,000
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(4)	210	212,610
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)	668	694,720
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	1,200	1,341,000
Zions Bancorporation, Series J, 7.20% to 9/15/23(1)(4)	87	94,178

		$11,606,861

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Capital Markets — 0.2%
UBS Group AG, 6.875% to 8/7/25(1)(4)(5)	$1,000	$1,056,830

		$1,056,830

Electric Utilities — 0.2%
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	$725	$752,062

		$752,062

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$1,036,300

		$1,036,300

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)	$431	$489,185

		$489,185

Oil, Gas & Consumable Fuels — 0.0%(6)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(1)(3)(4)(7)	$500	$53,750

		$53,750

Telecommunications — 0.1%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(1)(3)(4)	$259	$259,000

		$259,000

Total Debt Obligations (identified cost $14,729,381)		$15,253,988

Exchange-Traded Funds — 3.4%

Security	Shares	Value

Equity Funds — 3.4%
iShares U.S. Preferred Stock ETF	394,636	$15,394,750

Total Exchange-Traded Funds (identified cost $15,503,221)		$15,394,750

Total Investments — 100.0% (identified cost $318,548,859)		$453,943,343

Other Assets, Less Liabilities — (0.0)%(6)		$(55,925)

Net Assets — 100.0%		$453,887,418

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $5,604,527 or 1.2% of the Fund’s net assets.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $1,670,061 or 0.4% of the Fund’s net assets.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Affiliated investments, at value (identified cost, $269,892,730)	$404,433,884
Unaffiliated investments, at value (identified cost, $48,656,129)	49,509,459
Interest receivable	212,066
Receivable for Fund shares sold	405,990
Total assets	$454,561,399

Liabilities
Payable for Fund shares redeemed	$254,936
Payable to affiliates:
Investment adviser fee	91,981
Administration fee	55,379
Distribution and service fees	191,413
Trustees’ fees	42
Accrued expenses	80,230
Total liabilities	$673,981
Net Assets	$453,887,418

Sources of Net Assets
Paid-in capital	$260,293,233
Accumulated net realized gain	57,061,645
Accumulated undistributed net investment income	1,138,056
Net unrealized appreciation	135,394,484
Total	$453,887,418

Class A Shares
Net Assets	$243,836,473
Shares Outstanding	13,200,157
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.47
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.60

Class B Shares
Net Assets	$2,849,971
Shares Outstanding	163,651
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.41

Class C Shares
Net Assets	$170,943,916
Shares Outstanding	9,939,874
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.20

Class I Shares
Net Assets	$36,257,058
Shares Outstanding	1,966,097
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividend income	$904,850
Dividend income allocated from affiliated Portfolios (net of foreign taxes, $74,444)	3,687,697
Interest income	522,266
Securities lending income allocated from affiliated Portfolio, net	9,271
Expenses allocated from affiliated Portfolios	(1,208,815)
Total investment income	$3,915,269

Expenses
Investment adviser fee	$538,760
Administration fee	327,606
Distribution and service fees
Class A	295,223
Class B	17,664
Class C	838,112
Trustees’ fees and expenses	250
Custodian fee	21,579
Transfer and dividend disbursing agent fees	125,963
Legal and accounting services	35,215
Printing and postage	15,379
Registration fees	33,918
Miscellaneous	7,612
Total expenses	$2,257,281

Net investment income	$1,657,988

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(40,830)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	13,271,469 (1)
Foreign currency transactions	(4,340)
Net realized gain	$13,226,299
Change in unrealized appreciation (depreciation) —
Unaffiliated investments	$872,084
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	30,547,288
Foreign currency	731
Net change in unrealized appreciation (depreciation)	$31,420,103

Net realized and unrealized gain	$44,646,402

Net increase in net assets from operations	$46,304,390

(1)	Includes $4,565,642 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$1,657,988	$3,679,470
Net realized gain from investment and foreign currency transactions	13,226,299 (1)	11,438,424 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	31,420,103	(12,308,488)
Net increase in net assets from operations	$46,304,390	$2,809,406
Distributions to shareholders —
From net investment income
Class A	$(2,154,982)	$(1,788,983)
Class C	(454,055)	(19,984)
Class I	(318,979)	(58,992)
From net realized gain
Class A	(416,319)	(13,230,355)
Class B	(7,245)	(352,084)
Class C	(319,066)	(9,598,576)
Class I	(48,500)	(319,315)
Total distributions to shareholders	$(3,719,146)	$(25,368,289)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,364,364	$14,752,602
Class B	3,003	140,590
Class C	3,786,808	10,636,220
Class I	10,974,832	26,011,368
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,407,666	14,096,040
Class B	6,766	322,960
Class C	687,110	8,439,024
Class I	280,793	186,635
Cost of shares redeemed
Class A	(18,071,662)	(55,495,432)
Class B	(379,358)	(736,896)
Class C	(12,632,147)	(20,770,167)
Class I	(2,169,332)	(2,192,917)
Net asset value of shares exchanged
Class A	1,106,680	2,590,108
Class B	(1,106,680)	(2,590,108)
Net decrease in net assets from Fund share transactions	$(6,741,157)	$(4,609,973)

Net increase (decrease) in net assets	$35,844,087	$(27,168,856)

Net Assets
At beginning of period	$418,043,331	$445,212,187
At end of period	$453,887,418	$418,043,331

Accumulated undistributed net investment income included in net assets
At end of period	$1,138,056	$2,408,084

(1)	Includes $4,565,642 of net realized gains from redemptions in-kind.

(2)	Includes $9,454,304 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014	2013	2012
Net asset value — Beginning of period	$16.770		$17.630	$18.060		$16.930	$14.230	$12.770

Income (Loss) From Operations
Net investment income(1)	$0.092		$0.193	$0.125		$0.121	$0.119	$0.103
Net realized and unrealized gain (loss)	1.801		(0.017)	0.456		1.768	3.408	1.409

Total income from operations	$1.893		$0.176	$0.581		$1.889	$3.527	$1.512

Less Distributions
From net investment income	$(0.162)		$(0.123)	$(0.104)		$(0.100)	$(0.135)	$(0.052)
From net realized gain	(0.031)		(0.913)	(0.907)		(0.659)	(0.692)	—

Total distributions	$(0.193)		$(1.036)	$(1.011)		$(0.759)	$(0.827)	$(0.052)

Net asset value — End of period	$18.470		$16.770	$17.630		$18.060	$16.930	$14.230

Total Return(2)	11.35	%(3)	1.09%	3.29	%(4)	11.48%	26.30%	11.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$243,836		$227,186	$264,329		$263,319	$243,134	$213,244
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.31	%(7)	1.32%	1.33%		1.33%	1.36%	1.36%
Net investment income	1.04	%(7)	1.17%	0.71%		0.70%	0.78%	0.76%
Portfolio Turnover of the Fund(8)	4	%(3)	6%	24%		1%	2%	0	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	Amount is less than 0.5%.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014	2013	2012
Net asset value — Beginning of period	$15.730		$16.590	$17.050		$16.010	$13.460	$12.130

Income (Loss) From Operations
Net investment income (loss)(1)	$0.026		$0.068	$(0.006)		$(0.004)	$0.010	$0.001
Net realized and unrealized gain (loss)	1.685		(0.015)	0.430		1.665	3.237	1.329

Total income from operations	$1.711		$0.053	$0.424		$1.661	$3.247	$1.330

Less Distributions
From net investment income	$—		$—	$—		$—	$(0.005)	$—
From net realized gain	(0.031)		(0.913)	(0.884)		(0.621)	(0.692)	—

Total distributions	$(0.031)		$(0.913)	$(0.884)		$(0.621)	$(0.697)	$—

Net asset value — End of period	$17.410		$15.730	$16.590		$17.050	$16.010	$13.460

Total Return(2)	10.89	%(4)	0.37%	2.52	%(3)	10.63%	25.36%	10.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,850		$3,941	$7,193		$11,189	$15,558	$19,055
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.06	%(7)	2.08%	2.08%		2.08%	2.11%	2.11%
Net investment income (loss)	0.31	%(7)	0.44%	(0.04)%		(0.03)%	0.07%	0.01%
Portfolio Turnover of the Fund(8)	4	%(4)	6%	24%		1%	2%	0	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	Amount is less than 0.5%.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014	2013	2012
Net asset value — Beginning of period	$15.570		$16.430	$16.900		$15.900	$13.410	$12.070

Income (Loss) From Operations
Net investment income (loss)(1)	$0.024		$0.064	$(0.006)		$(0.008)	$0.005	$0.001
Net realized and unrealized gain (loss)	1.681		(0.009)	0.421		1.659	3.209	1.339

Total income from operations	$1.705		$0.055	$0.415		$1.651	$3.214	$1.340

Less Distributions
From net investment income	$(0.044)		$(0.002)	$—		$—	$(0.032)	$—
From net realized gain	(0.031)		(0.913)	(0.885)		(0.651)	(0.692)	—

Total distributions	$(0.075)		$(0.915)	$(0.885)		$(0.651)	$(0.724)	$—

Net asset value — End of period	$17.200		$15.570	$16.430		$16.900	$15.900	$13.410

Total Return(2)	10.98	%(3)	0.32%	2.55	%(4)	10.65%	25.25%	11.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,944		$162,450	$173,279		$176,815	$168,924	$148,716
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.06	%(7)	2.07%	2.08%		2.08%	2.11%	2.11%
Net investment income (loss)	0.29	%(7)	0.42%	(0.04)%		(0.05)%	0.04%	0.01%
Portfolio Turnover of the Fund(8)	4	%(3)	6%	24%		1%	2%	0	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	Amount is less than 0.5%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$16.760		$17.620	$16.890

Income (Loss) From Operations
Net investment income (loss)(2)	$0.112		$0.226	$(0.009)
Net realized and unrealized gain (loss)	1.804		(0.004)	0.739

Total income from operations	$1.916		$0.222	$0.730

Less Distributions
From net investment income	$(0.205)		$(0.169)	$—
From net realized gain	(0.031)		(0.913)	—

Total distributions	$(0.236)		$(1.082)	$—

Net asset value — End of period	$18.440		$16.760	$17.620

Total Return(3)	11.51	%(4)	1.36%	4.32	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,257		$24,467	$410
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.06	%(8)	1.07%	1.06	%(8)
Net investment income (loss)	1.26	%(8)	1.36%	(0.35	)%(8)
Portfolio Turnover(9)	4	%(4)	6%	24	%(10)

(1)	For the period from the commencement of operations, September 11, 2015, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	For the Fund’s year ended October 31, 2015.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2017 were as follows: Tax-Managed Growth Portfolio (1.1%), Tax-Managed Value Portfolio (18.0%), Tax-Managed International Equity Portfolio (47.7%), Tax-Managed Multi-Cap Growth Portfolio (42.1%) and Tax-Managed Small-Cap Portfolio (30.6%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$274,710,136

Gross unrealized appreciation	$179,609,758
Gross unrealized depreciation	(376,551)

Net unrealized appreciation	$179,233,207

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the investment adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2017, the Fund’s investment adviser fee totaled $1,639,515, of which $1,100,755 was allocated from the Portfolios and $538,760 was paid or accrued directly by the Fund. For the six months ended April 30, 2017, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $327,606.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $21,307 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $15,096 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $295,223 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $13,248 and $628,584 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $4,416 and $209,528 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $100 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$2,485,701	$8,109,686
Tax-Managed Value Portfolio	2,266,374	7,394,125
Tax-Managed International Equity Portfolio	657,980	2,146,682
Tax-Managed Multi-Cap Growth Portfolio	986,969	3,220,022
Tax-Managed Small-Cap Portfolio	913,861	2,981,502

7  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $10,345,592 and $5,872,444, respectively, for the six months ended April 30, 2017.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	468,761	888,155
Issued to shareholders electing to receive payments of distributions in Fund shares	137,189	853,271
Redemptions	(1,014,909)	(3,346,205)
Exchange from Class B shares	61,344	155,183

Net decrease	(347,615)	(1,449,596)

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	175	8,937
Issued to shareholders electing to receive payments of distributions in Fund shares	408	20,716
Redemptions	(22,451)	(47,736)
Exchange to Class A shares	(65,071)	(164,966)

Net decrease	(86,939)	(183,049)

18

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	228,990	693,179
Issued to shareholders electing to receive payments of distributions in Fund shares	41,948	546,569
Redemptions	(763,370)	(1,351,003)

Net decrease	(492,432)	(111,255)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	612,729	1,556,790
Issued to shareholders electing to receive payments of distributions in Fund shares	16,036	11,332
Redemptions	(122,393)	(131,699)

Net increase	506,372	1,436,423

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Investments in Affiliated Portfolios	$404,433,884		$—	$—	$404,433,884
Preferred Stocks	18,860,721	*	—	—	18,860,721
Debt Obligations	—		15,253,988	—	15,253,988
Exchange-Traded Funds	15,394,750		—	—	15,394,750

Total Investments	$438,689,355		$15,253,988	$—	$453,943,343

*	The level classification is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, each with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel, where relevant. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and

21

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the

22

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.17

Eaton Vance

Tax-Managed Global Dividend Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Tax-Managed Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	31

Important Notices	32

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA, of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	10.65%	11.00%	8.30%	3.04%
Class A with 5.75% Maximum Sales Charge	—	—	4.32	4.66	7.03	2.43
Class B at NAV	05/30/2003	05/30/2003	10.15	10.08	7.49	2.27
Class B with 5% Maximum Sales Charge	—	—	5.15	5.08	7.19	2.27
Class C at NAV	05/30/2003	05/30/2003	10.16	10.19	7.50	2.28
Class C with 1% Maximum Sales Charge	—	—	9.16	9.19	7.50	2.28
Class I at NAV	08/27/2007	05/30/2003	10.78	11.27	8.57	3.30
MSCI World Index	—	—	12.12%	14.65%	9.93%	3.91%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		05/30/2003	05/30/2003	3.63%	6.07%	1.50%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	3.26	5.44	1.89
Class B After Taxes on Distributions		05/30/2003	05/30/2003	4.22	6.40	1.49
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	3.41	5.59	1.79
Class C After Taxes on Distributions		05/30/2003	05/30/2003	8.32	6.72	1.49
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	5.74	5.84	1.79
Class I After Taxes on Distributions		08/27/2007	05/30/2003	10.11	7.54	2.32
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	7.09	6.67	2.57

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.18%	1.93%	1.93%	0.93%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)5

Top 10 Holdings (% of total investments)4

Alphabet, Inc., Class C	2.7%

AXA SA	1.6

Allianz SE	1.5

Facebook, Inc., Class A	1.5

InterContinental Hotels Group PLC	1.4

Melrose Industries PLC	1.4

Bayerische Motoren Werke AG	1.3

Chubb, Ltd.	1.3

JPMorgan Chase & Co.	1.3

Bouygues SA	1.3

Total	15.3%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,106.50	$6.22	1.19%
Class B	$1,000.00	$1,101.50	$10.11	1.94%
Class C	$1,000.00	$1,101.60	$10.11	1.94%
Class I	$1,000.00	$1,107.80	$4.91	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class B	$1,000.00	$1,015.20	$9.69	1.94%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 89.1%

Security	Shares	Value

Aerospace & Defense — 0.7%
CAE, Inc.	327,712	$5,005,527

		$5,005,527

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	41,889	$3,045,330

		$3,045,330

Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)	179,520	$6,504,010

		$6,504,010

Automobiles — 1.2%
Bayerische Motoren Werke AG	93,608	$8,943,473

		$8,943,473

Banks — 8.0%
Bank Pekao SA	138,867	$5,032,569
Credit Agricole SA	249,088	3,704,893
DNB ASA	420,995	6,570,180
ING Groep NV	281,845	4,593,940
Intesa Sanpaolo SpA	2,912,397	8,501,574
JPMorgan Chase & Co.	99,630	8,667,810
KBC Group NV	56,551	4,086,764
Mitsubishi UFJ Financial Group, Inc.	651,225	4,126,548
Natixis SA	547,684	3,811,435
Societe Generale SA	60,877	3,338,048
Wells Fargo & Co.	145,575	7,837,758

		$60,271,519

Beverages — 1.9%
Anheuser-Busch InBev SA/NV	37,764	$4,258,658
Constellation Brands, Inc., Class A	23,781	4,103,174
Diageo PLC	199,471	5,806,033

		$14,167,865

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.(1)	23,804	$3,041,675
BioMarin Pharmaceutical, Inc.(1)	30,135	2,888,138
Celgene Corp.(1)	41,455	5,142,493
Shire PLC	119,927	7,070,739

		$18,143,045

Security	Shares	Value

Building Products — 0.9%
Assa Abloy AB, Class B	299,801	$6,489,150

		$6,489,150

Capital Markets — 1.6%
Azimut Holding SpA	394,361	$7,692,691
Credit Suisse Group AG	11,875	181,105
Credit Suisse Group AG(2)	295,601	4,508,200

		$12,381,996

Chemicals — 1.9%
Arkema SA	23,263	$2,463,156
BASF SE	22,118	2,154,712
Ecolab, Inc.	20,418	2,635,760
Evonik Industries AG	133,074	4,443,338
Novozymes A/S, Class B	63,854	2,756,775

		$14,453,741

Commercial Services & Supplies — 0.6%
Brambles, Ltd.	601,512	$4,654,552

		$4,654,552

Construction & Engineering — 1.2%
Bouygues SA	205,653	$8,644,391
Carillion PLC	8,228	23,700

		$8,668,091

Containers & Packaging — 0.6%
Sealed Air Corp.	93,377	$4,110,456

		$4,110,456

Diversified Telecommunication Services — 1.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,324,564	$2,225,435
Deutsche Telekom AG	351,420	6,164,186
Telefonica Deutschland Holding AG	1,200,226	5,819,573

		$14,209,194

Electric Utilities — 2.9%
American Electric Power Co., Inc.	63,709	$4,321,381
EDP-Energias de Portugal SA	1,781,151	5,878,192
Electricite de France SA	653,138	5,452,237
NextEra Energy, Inc.	43,626	5,826,689

		$21,478,499

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment — 2.5%
ABB, Ltd.	91,111	$2,232,607
Legrand SA	58,720	3,801,000
Melrose Industries PLC	3,018,669	9,240,740
Zhuzhou CRRC Times Electric Co., Ltd., Class H	652,071	3,352,128

		$18,626,475

Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	133,779	$7,905,001
Keyence Corp.	10,269	4,128,282

		$12,033,283

Energy Equipment & Services — 0.8%
Halliburton Co.	60,096	$2,757,204
Schlumberger, Ltd.	44,166	3,206,010

		$5,963,214

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	46,845	$5,899,659
Equity Residential	90,046	5,815,171

		$11,714,830

Food Products — 1.4%
Kerry Group PLC, Class A	37,538	$3,069,047
Nestle SA	44,142	3,399,837
Orkla ASA	122,927	1,115,302
Pinnacle Foods, Inc.	45,690	2,656,874

		$10,241,060

Health Care Equipment & Supplies — 0.4%
Edwards Lifesciences Corp.(1)	29,899	$3,279,023

		$3,279,023

Hotels, Restaurants & Leisure — 1.6%
Accor SA	62,784	$2,862,897
InterContinental Hotels Group PLC	177,648	9,415,713

		$12,278,610

Household Durables — 1.8%
Newell Brands, Inc.	176,411	$8,421,861
Persimmon PLC	163,871	4,944,496

		$13,366,357

Security	Shares	Value

Household Products — 0.6%
Reckitt Benckiser Group PLC	50,673	$4,668,881

		$4,668,881

Insurance — 11.3%
AIA Group, Ltd.	1,218,672	$8,434,959
Allianz SE	54,369	10,350,640
Assicurazioni Generali SpA	319,457	5,060,203
AXA SA	395,547	10,553,244
Chubb, Ltd.	63,540	8,720,865
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,392	6,785,326
Poste Italiane SpA(3)	500,432	3,426,884
Prudential PLC	229,954	5,103,561
Sampo Oyj, Class A	180,249	8,626,281
SCOR SE	126,535	5,005,339
St. James’s Place PLC	452,202	6,721,232
Swiss Re AG	73,367	6,381,410

		$85,169,944

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	9,137	$8,451,634

		$8,451,634

Internet Software & Services — 3.7%
Alphabet, Inc., Class C(1)(4)	19,952	$18,075,714
Facebook, Inc., Class A(1)	66,133	9,936,483

		$28,012,197

IT Services — 1.1%
Visa, Inc., Class A	92,265	$8,416,413

		$8,416,413

Machinery — 1.5%
Fortive Corp.	134,927	$8,535,482
Komatsu, Ltd.	101,090	2,701,279

		$11,236,761

Media — 2.4%
Interpublic Group of Cos., Inc.	281,943	$6,645,397
ITV PLC	737,002	2,004,369
ProSiebenSat.1 Media SE	99,270	4,213,974
Time Warner, Inc.	30,424	3,020,190
Toho Co., Ltd.	81,322	2,334,177

		$18,218,107

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 0.4%
Rio Tinto, Ltd.	69,804	$3,160,145

		$3,160,145

Multi-Utilities — 4.2%
A2A SpA	2,311,100	$3,435,067
Centrica PLC	1,882,486	4,823,773
National Grid PLC	659,066	8,533,751
Suez	386,448	6,348,095
Veolia Environnement SA	442,692	8,424,590

		$31,565,276

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	108,946	$6,212,101
Exxon Mobil Corp.	51,598	4,212,977
Occidental Petroleum Corp.	80,966	4,982,647
Royal Dutch Shell PLC, Class B	175,845	4,678,701
Saras SpA	1,682,372	3,514,789
Seven Generations Energy, Ltd., Class A(1)	200,186	3,544,555
Snam SpA	1,916,979	8,469,339

		$35,615,109

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	69,480	$6,054,487
Unilever PLC	120,455	6,197,205

		$12,251,692

Pharmaceuticals — 5.7%
Allergan PLC	27,701	$6,755,166
Eli Lilly & Co.	76,530	6,280,052
Johnson & Johnson	65,095	8,037,280
Novo Nordisk A/S, Class B	124,187	4,835,451
Roche Holding AG PC	20,681	5,411,479
Sanofi	66,371	6,271,647
Zoetis, Inc.	101,302	5,684,055

		$43,275,130

Professional Services — 0.9%
Verisk Analytics, Inc.(1)	80,953	$6,703,718

		$6,703,718

Road & Rail — 1.3%
CSX Corp.	112,448	$5,716,857
Union Pacific Corp.	37,670	4,217,533

		$9,934,390

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.3%
ASML Holding NV	50,775	$6,713,938
Sumco Corp.	191,058	3,344,604

		$10,058,542

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	17,260	$2,453,336
Industria de Diseno Textil SA	160,177	6,138,172
Lowe’s Cos., Inc.	84,985	7,213,527

		$15,805,035

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	53,502	$7,685,562

		$7,685,562

Textiles, Apparel & Luxury Goods — 1.9%
Hugo Boss AG	68,627	$5,218,622
LVMH Moet Hennessy Louis Vuitton SE	17,964	4,434,750
Pandora A/S	43,870	4,739,283

		$14,392,655

Tobacco — 0.3%
Altria Group, Inc.	35,510	$2,548,908

		$2,548,908

Trading Companies & Distributors — 0.6%
Brenntag AG	36,470	$2,162,005
MISUMI Group, Inc.	114,737	2,173,698

		$4,335,703

Wireless Telecommunication Services — 2.6%
Freenet AG	151,243	$4,746,508
Tele2 AB, Class B	815,593	8,207,866
Vodafone Group PLC	2,492,423	6,419,583

		$19,373,957

Total Common Stocks (identified cost $623,411,049)		$670,909,059

Preferred Stocks — 2.3%

Security	Shares	Value

Banks — 1.1%
AgriBank FCB, 6.875% to 1/1/24(5)	13,368	$1,486,354

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Banks (continued)
CoBank ACB, Series F, 6.25% to 10/1/22(5)	10,875	$1,127,601
Farm Credit Bank of Texas, Series 1, 10.00%	635	781,050
IBERIABANK Corp., Series C, 6.60% to 5/1/26(5)	25,910	715,116
Texas Capital Bancshares, Inc., 6.50%	57,590	1,451,844
Texas Capital Bancshares, Inc., Series A, 6.50%	13,552	349,371
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,579	2,005,330

		$7,916,666

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	12,828	$338,916
Legg Mason, Inc., 5.45%	17,250	412,620

		$751,536

Electric Utilities — 0.2%
Southern Co. (The), 6.25%	41,700	$1,104,633

		$1,104,633

Equity Real Estate Investment Trusts (REITs) — 0.1%
CBL & Associates Properties, Inc., Series D, 7.375%	1,000	$23,350
DDR Corp., Series K, 6.25%	35,725	897,412
PS Business Parks, Inc., Series W, 5.20%	6,527	156,517

		$1,077,279

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,512,659

		$1,512,659

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.688%(6)(7)	5,000	$1,000,000

		$1,000,000

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$757,441

		$757,441

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(5)	35,875	$909,431

		$909,431

Thrifts & Mortgage Finance — 0.3%
Elmira Savings Bank, 8.998% to 12/31/17(5)	1,880	$1,786,000

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
EverBank Financial Corp., Series A, 6.75%	26,443	$671,679

		$2,457,679

Total Preferred Stocks (identified cost $19,877,636)		$17,487,324

Corporate Bonds & Notes — 3.4%

Security	Principal Amount (000’s omitted)	Value

Banks — 1.3%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(5)(8)	$200	$222,192
Banco do Brasil SA, 6.25% to 4/15/24(3)(5)(8)	1,123	989,644
Banco Santander SA, 6.375% to 5/19/19(5)(8)(9)	400	408,821
Bank of America Corp., Series AA, 6.10% to 3/17/25(5)(8)	1,351	1,448,947
Barclays PLC, 8.25% to 12/15/18(5)(8)	831	886,149
Credit Agricole SA, 7.875% to 1/23/24(3)(5)(8)	545	584,418
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(8)	835	896,581
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(8)	1,725	1,863,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(5)(8)	859	893,360
Standard Chartered PLC, 7.75% to 4/2/23(3)(5)(8)	430	459,563
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)(8)	211	207,308
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)(8)	1,123	1,215,647

		$10,075,630

Capital Markets — 0.3%
UBS Group AG, 6.875% to 8/7/25(5)(8)(9)	$1,867	$1,973,101

		$1,973,101

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(3)	$863	$850,055
Leucadia National Corp., 6.625%, 10/23/43	345	350,918
PPTT, 2006-A GS, Class A, 6.061%(3)(6)(8)	4,541	4,459,376

		$5,660,349

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(5)	$1,260	$1,357,650
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	1,080	1,194,750
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)	345	357,878

		$2,910,278

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy Equipment & Services — 0.0%(10)
Abengoa Finance S.A.U., 7.75%, 2/1/20(3)(11)	$967	$32,032

		$32,032

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(8)	$1,542	$1,657,650

		$1,657,650

Insurance — 0.2%
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(5)	$765	$791,775
XLIT, Ltd., Series E, 3.616%(6)(8)	506	431,365

		$1,223,140

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(5)	$637	$722,995

		$722,995

Multi-Utilities — 0.0%(10)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)	$200	$210,250

		$210,250

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(5)(8)(11)	$1,824	$196,080
Petrobras Global Finance BV, 6.125%, 1/17/22	467	490,513

		$686,593

Telecommunications — 0.1%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(5)(8)	$566	$566,000

		$566,000

Total Corporate Bonds & Notes (identified cost $27,095,879)		$25,718,018

Exchange-Traded Funds — 0.3%

Security	Shares	Value

Equity Funds — 0.3%
iShares U.S. Preferred Stock ETF	64,024	$2,497,576

Total Exchange-Traded Funds (identified cost $2,486,813)		$2,497,576

Short-Term Investments — 3.1%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(12)	23,018,028	$23,024,934

Total Short-Term Investments (identified cost $23,023,180)		$23,024,934

Total Investments — 98.2% (identified cost $695,894,557)		$739,636,911

Other Assets, Less Liabilities — 1.8%		$13,699,227

Net Assets — 100.0%		$753,336,138

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $17,037,198 or 2.3% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $2,381,922 or 0.3% of the Fund’s net assets.

(10)	Amount is less than 0.05%.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	41.6%	$307,584,504
United Kingdom	11.0	81,165,254
France	10.2	75,700,140
Germany	8.2	61,002,357
Italy	5.4	40,100,547
Switzerland	3.3	24,087,739
Japan	2.5	18,808,588
Netherlands	2.2	15,986,579
Sweden	2.0	14,697,016
Denmark	1.7	12,331,509
Ireland	1.4	10,571,151
Canada	1.3	9,744,832
Finland	1.2	8,626,281
Hong Kong	1.1	8,434,959
Belgium	1.1	8,345,422
Norway	1.0	7,685,482
Spain	0.9	6,579,025
Portugal	0.8	5,878,192
Australia	0.8	5,599,739
Poland	0.7	5,032,569
China	0.5	3,352,128
Israel	0.3	2,225,435
Brazil	0.2	1,676,237
Chile	0.2	1,357,650
Colombia	0.1	566,000
Exchange-Traded Funds	0.3	2,497,576

Total Investments	100.0%	$739,636,911

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
CAC 40 Index	367	Short	May-17	$(19,987,684)	$(20,853,086)	$(865,402)
E-mini Health Care Select Sector Index	137	Long	Jun-17	10,227,603	10,362,679	135,076
E-mini S&P 500 Index	1,003	Long	Jun-17	118,874,851	119,382,075	507,224
E-mini Technology Select Sector Index	161	Long	Jun-17	8,553,651	8,776,110	222,459
Nikkei 225 Index	98	Long	Jun-17	16,651,608	16,904,959	253,351
STOXX Europe 600 Banks Index	1,582	Short	Jun-17	(15,018,773)	(15,640,490)	(621,717)
STOXX Europe 600 Banks Index	3,019	Short	Jun-17	(60,406,407)	(63,066,064)	(2,659,657)
STOXX Europe 600 Insurance Index	2,299	Short	Jun-17	(33,290,461)	(34,312,849)	(1,022,388)
STOXX Europe 600 Utilities Index	1,521	Short	Jun-17	(23,350,461)	(23,446,763)	(96,302)

						$(4,147,356)

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Euronext Paris.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

STOXX Europe 600 Insurance Index:  Index composed of companies from the European insurance sector.

STOXX Europe 600 Utilities Index:  Index composed of companies from the European utilities sector.

Abbreviations:

PC	–	Participation Certificate
PPTT	–	Preferred Pass-Through Trust

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $672,871,377)	$716,611,977
Affiliated investment, at value (identified cost, $23,023,180)	23,024,934
Restricted cash*	20,502,569
Foreign currency, at value (identified cost, $64,543)	64,695
Dividends and interest receivable	2,364,614
Dividends receivable from affiliated investment	11,178
Receivable for investments sold	3,458,424
Receivable for Fund shares sold	1,306,637
Tax reclaims receivable	4,209,529
Total assets	$771,554,557

Liabilities
Payable for investments purchased	$11,259,230
Payable for Fund shares redeemed	2,304,762
Payable for variation margin on open financial futures contracts	3,689,098
Payable to affiliates:
Investment adviser fee	391,589
Administration fee	91,516
Distribution and service fees	275,840
Trustees’ fees	3,757
Accrued expenses	202,627
Total liabilities	$18,218,419
Net Assets	$753,336,138

Sources of Net Assets
Paid-in capital	$975,067,821
Accumulated net realized loss	(264,111,401)
Accumulated undistributed net investment income	2,879,359
Net unrealized appreciation	39,500,359
Total	$753,336,138

Class A Shares
Net Assets	$325,281,362
Shares Outstanding	27,538,785
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.81
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.53

Class B Shares
Net Assets	$9,650,106
Shares Outstanding	818,997
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.78

Class C Shares
Net Assets	$248,286,069
Shares Outstanding	21,074,714
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.78

Class I Shares
Net Assets	$170,118,601
Shares Outstanding	14,389,246
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.82

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $1,748,654)	$15,645,919
Interest	1,041,493
Other income	216,761
Dividends from affiliated investment	28,717
Total investment income	$16,932,890

Expenses
Investment adviser fee	$2,372,911
Administration fee	554,622
Distribution and service fees
Class A	437,304
Class B	53,020
Class C	1,239,029
Trustees’ fees and expenses	22,292
Custodian fee	120,901
Transfer and dividend disbursing agent fees	209,809
Legal and accounting services	42,843
Printing and postage	34,336
Registration fees	35,838
Miscellaneous	76,333
Total expenses	$5,199,238

Net investment income	$11,733,652

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$30,905,306
Investment transactions — affiliated investment	1,647
Financial futures contracts	(365,868)
Foreign currency transactions	(46,817)
Net realized gain	$30,494,268
Change in unrealized appreciation (depreciation) —
Investments	$36,386,555
Investments — affiliated investment	461
Financial futures contracts	(4,147,356)
Foreign currency	6,359
Net change in unrealized appreciation (depreciation)	$32,246,019

Net realized and unrealized gain	$62,740,287

Net increase in net assets from operations	$74,473,939

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$11,733,652	$29,622,749
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	30,494,268	(8,225,781)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	32,246,019	(38,920,674)
Net increase (decrease) in net assets from operations	$74,473,939	$(17,523,706)
Distributions to shareholders —
From net investment income
Class A	$(6,701,780)	$(15,724,027)
Class B	(163,674)	(478,113)
Class C	(3,858,064)	(8,863,621)
Class I	(2,739,077)	(4,952,065)
Total distributions to shareholders	$(13,462,595)	$(30,017,826)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,384,318	$25,504,502
Class B	34,840	255,795
Class C	4,788,659	10,812,430
Class I	65,116,172	42,762,358
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,010,193	14,298,157
Class B	128,738	361,502
Class C	3,124,251	7,114,327
Class I	2,096,664	3,770,824
Cost of shares redeemed
Class A	(88,586,371)	(94,440,502)
Class B	(1,708,223)	(3,609,461)
Class C	(36,012,623)	(51,867,864)
Class I	(25,349,014)	(43,265,699)
Net asset value of shares exchanged
Class A	1,700,646	2,809,563
Class B	(1,700,646)	(2,809,563)
Net decrease in net assets from Fund share transactions	$(60,972,396)	$(88,303,631)

Net increase (decrease) in net assets	$38,948	$(135,845,163)

Net Assets
At beginning of period	$753,297,190	$889,142,353
At end of period	$753,336,138	$753,297,190

Accumulated undistributed net investment income included in net assets
At end of period	$2,879,359	$4,608,302

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$10.880		$11.510		$11.580	$11.070		$9.780		$9.290

Income (Loss) From Operations
Net investment income(1)	$0.180		$0.427	(2)	$0.387	$0.479	(2)	$0.463	(2)	$0.465	(2)
Net realized and unrealized gain (loss)	0.966		(0.625)		(0.013)	0.463		1.259		0.503

Total income (loss) from operations	$1.146		$(0.198)		$0.374	$0.942		$1.722		$0.968

Less Distributions
From net investment income	$(0.216)		$(0.432)		$(0.444)	$(0.432)		$(0.432)		$(0.478)

Total distributions	$(0.216)		$(0.432)		$(0.444)	$(0.432)		$(0.432)		$(0.478)

Net asset value — End of period	$11.810		$10.880		$11.510	$11.580		$11.070		$9.780

Total Return(3)	10.65	%(4)	(1.71)%		3.27%	8.61%		18.01%		10.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$325,281		$367,882		$443,367	$472,354		$496,308		$490,142
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.19	%(6)	1.18%		1.18%	1.17%		1.18%		1.18%
Net investment income	3.23	%(6)	3.88	%(2)	3.35%	4.17	%(2)	4.48	%(2)	4.92	%(2)
Portfolio Turnover	86	%(4)	134%		133%	118%		85%		82%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.112, $0.248, $0.086 and $0.059 per share for the years ended October 31, 2016, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.86%, 2.01%, 3.65% and 4.30% for the years ended October 31, 2016, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$10.860		$11.480		$11.550	$11.040		$9.760		$9.270

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.350	(2)	$0.307	$0.411	(2)	$0.388	(2)	$0.393	(2)
Net realized and unrealized gain (loss)	0.955		(0.621)		(0.021)	0.443		1.246		0.503

Total income (loss) from operations	$1.093		$(0.271)		$0.286	$0.854		$1.634		$0.896

Less Distributions
From net investment income	$(0.173)		$(0.349)		$(0.356)	$(0.344)		$(0.354)		$(0.406)

Total distributions	$(0.173)		$(0.349)		$(0.356)	$(0.344)		$(0.354)		$(0.406)

Net asset value — End of period	$11.780		$10.860		$11.480	$11.550		$11.040		$9.760

Total Return(3)	10.15	%(4)	(2.37)%		2.50%	7.80%		17.05%		9.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,650		$12,032		$18,798	$30,065		$42,660		$51,492
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.94	%(6)	1.93%		1.93%	1.92%		1.93%		1.93%
Net investment income	2.48	%(6)	3.19	%(2)	2.66%	3.59	%(2)	3.76	%(2)	4.18	%(2)
Portfolio Turnover	86	%(4)	134%		133%	118%		85%		82%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.115, $0.260, $0.086 and $0.059 per share for the years ended October 31, 2016, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.14%, 1.32%, 2.93% and 3.55% for the years ended October 31, 2016, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$10.860		$11.480		$11.550	$11.040		$9.760		$9.270

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.342	(2)	$0.300	$0.391	(2)	$0.386	(2)	$0.394	(2)
Net realized and unrealized gain (loss)	0.948		(0.613)		(0.012)	0.464		1.249		0.503

Total income (loss) from operations	$1.094		$(0.271)		$0.288	$0.855		$1.635		$0.897

Less Distributions
From net investment income	$(0.174)		$(0.349)		$(0.358)	$(0.345)		$(0.355)		$(0.407)

Total distributions	$(0.174)		$(0.349)		$(0.358)	$(0.345)		$(0.355)		$(0.407)

Net asset value — End of period	$11.780		$10.860		$11.480	$11.550		$11.040		$9.760

Total Return(3)	10.16	%(4)	(2.36)%		2.51%	7.81%		17.06%		9.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,286		$256,000		$306,339	$331,088		$343,199		$338,461
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.94	%(6)	1.93%		1.93%	1.92%		1.93%		1.93%
Net investment income	2.62	%(6)	3.12	%(2)	2.60%	3.41	%(2)	3.74	%(2)	4.18	%(2)
Portfolio Turnover	86	%(4)	134%		133%	118%		85%		82%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.111, $0.247, $0.085 and $0.059 per share for the years ended October 31, 2016, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.10%, 1.26%, 2.91% and 3.55% for the years ended October 31, 2016, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013		2012
Net asset value — Beginning of period	$10.890		$11.520		$11.590	$11.070		$9.790		$9.300

Income (Loss) From Operations
Net investment income(1)	$0.233		$0.452	(2)	$0.412	$0.486	(2)	$0.494	(2)	$0.493	(2)
Net realized and unrealized gain (loss)	0.927		(0.622)		(0.009)	0.495		1.244		0.498

Total income (loss) from operations	$1.160		$(0.170)		$0.403	$0.981		$1.738		$0.991

Less Distributions
From net investment income	$(0.230)		$(0.460)		$(0.473)	$(0.461)		$(0.458)		$(0.501)

Total distributions	$(0.230)		$(0.460)		$(0.473)	$(0.461)		$(0.458)		$(0.501)

Net asset value — End of period	$11.820		$10.890		$11.520	$11.590		$11.070		$9.790

Total Return(3)	10.78	%(4)	(1.47)%		3.52%	8.97%		18.18%		11.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,119		$117,382		$120,639	$115,900		$100,152		$87,556
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.94	%(6)	0.93%		0.93%	0.92%		0.93%		0.93%
Net investment income	4.14	%(6)	4.10	%(2)	3.56%	4.23	%(2)	4.77	%(2)	5.21	%(2)
Portfolio Turnover	86	%(4)	134%		133%	118%		85%		82%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.108, $0.233, $0.086 and $0.059 per share for the years ended October 31, 2016, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.12%, 2.20%, 3.93% and 4.58% for the years ended October 31, 2016, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

20

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2017, the Fund received approximately $217,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is reflected as Other income in the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

21

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $282,133,404 and deferred capital losses of $6,997,448 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($258,617,823) and October 31, 2018 ($23,515,581) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2016, $6,997,448 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$701,312,141

Gross unrealized appreciation	$55,159,741
Gross unrealized depreciation	(16,834,971)

Net unrealized appreciation	$38,324,770

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2017, the Fund’s investment adviser fee amounted to $2,372,911 or 0.64% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement effective November 16, 2015, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $554,622.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $11,084 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,521 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms

22

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $437,304 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $39,765 and $929,272 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $13,255 and $309,757 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $1,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $623,924,516 and $707,642,270, respectively, for the six months ended April 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	828,815	2,314,857
Issued to shareholders electing to receive payments of distributions in Fund shares	534,991	1,292,611
Redemptions	(7,775,593)	(8,581,179)
Exchange from Class B shares	150,135	255,895

Net decrease	(6,261,652)	(4,717,816)

23

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	3,100	23,242
Issued to shareholders electing to receive payments of distributions in Fund shares	11,488	32,748
Redemptions	(153,422)	(328,265)
Exchange to Class A shares	(150,449)	(256,536)

Net decrease	(289,283)	(528,811)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	428,591	981,188
Issued to shareholders electing to receive payments of distributions in Fund shares	278,487	644,801
Redemptions	(3,214,261)	(4,723,975)

Net decrease	(2,507,183)	(3,097,986)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	5,671,590	3,881,108
Issued to shareholders electing to receive payments of distributions in Fund shares	185,632	340,723
Redemptions	(2,243,928)	(3,919,176)

Net increase	3,613,294	302,655

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At April 30, 2017, there were no forward foreign currency exchange contracts outstanding.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Futures contracts	$1,118,110	$(5,265,466)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

24

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(365,868)	$(4,147,356)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$65,019,000	$64,482,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Consumer Discretionary	$42,709,955	$55,249,926	$—	$97,959,881
Consumer Staples	15,363,443	28,514,963	—	43,878,406
Energy	24,915,494	16,662,829	—	41,578,323
Financials	25,226,433	132,597,026	—	157,823,459
Health Care	41,107,882	23,589,316	—	64,697,198
Industrials	33,224,447	45,475,250	—	78,699,697
Information Technology	52,019,173	14,186,824	—	66,205,997
Materials	6,746,216	14,978,126	—	21,724,342
Real Estate	11,714,830	—	—	11,714,830
Telecommunication Services	—	33,583,151	—	33,583,151
Utilities	10,148,070	42,895,705	—	53,043,775

Total Common Stocks	$263,175,943	$407,733,116 **	$—	$670,909,059

Preferred Stocks
Consumer Staples	$—	$1,512,659	$—	$1,512,659
Energy	909,431	—	—	909,431
Financials	5,944,876	5,181,005	1,000,000	12,125,881
Real Estate	1,077,279	—	—	1,077,279
Utilities	1,862,074	—	—	1,862,074

Total Preferred Stocks	$9,793,660	$6,693,664	$1,000,000	$17,487,324

Corporate Bonds & Notes	$—	$25,718,018	$—	$25,718,018
Exchange-Traded Funds	2,497,576	—	—	2,497,576
Short-Term Investments	—	23,024,934	—	23,024,934

Total Investments	$275,467,179	$463,169,732	$1,000,000	$739,636,911

Futures Contracts	$864,759	$253,351	$—	$1,118,110

Total	$276,331,938	$463,423,083	$1,000,000	$740,755,021

Liability Description

Futures Contracts	$—	$(5,265,466)	$—	$(5,265,466)

Total	$—	$(5,265,466)	$—	$(5,265,466)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The

29

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260
Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732    4.30.17

Eaton Vance

Tax-Managed Multi-Cap

Growth Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	22

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	11.92%	16.76%	10.24%	6.44%
Class A with 5.75% Maximum Sales Charge	—	—	5.51	10.06	8.95	5.80
Class C at NAV	07/10/2000	07/10/2000	11.51	15.94	9.43	5.64
Class C with 1% Maximum Sales Charge	—	—	10.51	14.94	9.43	5.64
Russell 3000® Growth Index	—	—	15.47%	19.83%	13.78%	8.80%
S&P 500 Index	—	—	13.32	17.92	13.67	7.15

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		06/30/2000	06/30/2000	10.06%	8.95%	5.51%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	5.69	7.08	4.61
Class C After Taxes on Distributions		07/10/2000	07/10/2000	14.94	9.43	5.35
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	8.46	7.47	4.49

% Total Annual Operating Expense Ratios[3]					Class A	Class C
					1.40%	2.15%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	5.7%

Facebook, Inc., Class A	5.1

Alphabet, Inc., Class C	3.8

Alphabet, Inc., Class A	3.2

Apple, Inc.	3.0

Visa, Inc., Class A	2.9

Celgene Corp.	2.6

Netflix, Inc.	2.6

Broadcom, Ltd.	2.6

Adobe Systems, Inc.	2.6

Total	34.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,119.20	$7.20	1.37%
Class C	$1,000.00	$1,115.10	$11.12	2.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	1.37%
Class C	$1,000.00	$1,014.30	$10.59	2.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $47,398,096)	$75,561,670
Receivable for Fund shares sold	71,626
Total assets	$75,633,296

Liabilities
Payable for Fund shares redeemed	$81,757
Payable to affiliates:
Administration fee	9,145
Distribution and service fees	29,157
Trustees’ fees	42
Accrued expenses	17,398
Total liabilities	$137,499
Net Assets	$75,495,797

Sources of Net Assets
Paid-in capital	$49,043,397
Accumulated net realized loss from Portfolio	(1,435,408)
Accumulated net investment loss	(275,766)
Net unrealized appreciation from Portfolio	28,163,574
Total	$75,495,797

Class A Shares
Net Assets	$52,597,854
Shares Outstanding	2,214,453
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$25.20

Class C Shares
Net Assets	$22,897,943
Shares Outstanding	1,104,537
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $6,582)	$291,399
Expenses allocated from Portfolio	(259,900)
Total investment income from Portfolio	$31,499

Expenses
Administration fee	$53,319
Distribution and service fees
Class A	61,807
Class C	108,233
Trustees’ fees and expenses	249
Custodian fee	6,512
Transfer and dividend disbursing agent fees	27,415
Legal and accounting services	12,308
Printing and postage	9,013
Registration fees	23,716
Miscellaneous	4,693
Total expenses	$307,265

Net investment loss	$(275,766)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$2,720,365
Net realized gain	$2,720,365
Change in unrealized appreciation (depreciation) —
Investments	$5,566,841
Net change in unrealized appreciation (depreciation)	$5,566,841

Net realized and unrealized gain	$8,287,206

Net increase in net assets from operations	$8,011,440

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment loss	$(275,766)	$(427,179)
Net realized gain from investment transactions	2,720,365	1,666,601
Net change in unrealized appreciation (depreciation) from investments	5,566,841	(1,416,035)
Net increase (decrease) in net assets from operations	$8,011,440	$(176,613)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,123,365	$4,024,659
Class B	—	48,257
Class C	801,872	1,461,522
Cost of shares redeemed
Class A	(2,516,786)	(5,343,911)
Class B	—	(296,878)
Class C	(1,114,151)	(2,764,489)
Net asset value of shares exchanged
Class A	—	550,345
Class B	—	(550,345)
Net asset value of shares merged*
Class A	—	763,707
Class B	—	(763,707)
Net decrease in net assets from Fund share transactions	$(705,700)	$(2,870,840)

Net increase (decrease) in net assets	$7,305,740	$(3,047,453)

Net Assets
At beginning of period	$68,190,057	$71,237,510
At end of period	$75,495,797	$68,190,057

Accumulated net investment loss included in net assets
At end of period	$(275,766)	$—

*	At the close of business on October 21, 2016, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013		2012
Net asset value — Beginning of period	$21.220		$21.200	$19.620	$17.850		$13.900		$12.740

Income (Loss) From Operations
Net investment loss(1)	$(0.061)		$(0.079)	$(0.124)	$(0.126)		$(0.086)		$(0.111)
Net realized and unrealized gain	2.591		0.099	1.704	1.896		4.036		1.271

Total income from operations	$2.530		$0.020	$1.580	$1.770		$3.950		$1.160

Net asset value — End of period	$23.750		$21.220	$21.200	$19.620		$17.850		$13.900

Total Return(2)	11.92	%(4)	0.09%	8.05%	9.92	%(3)	28.42	%(3)	9.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,598		$47,363	$47,313	$43,667		$40,895		$36,579
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.37	%(7)	1.40%	1.40%	1.40	%(3)	1.43	%(3)	1.50%
Net investment loss	(0.55	)%(7)	(0.38)%	(0.60)%	(0.67)%		(0.56)%		(0.81)%
Portfolio Turnover of the Portfolio	18	%(4)	33%	26%	29%		68%		83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02% and 0.09% of average daily net assets for the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013		2012
Net asset value — Beginning of period	$18.590		$18.710	$17.450	$16.000		$12.550		$11.580

Income (Loss) From Operations
Net investment loss(1)	$(0.126)		$(0.207)	$(0.247)	$(0.238)		$(0.181)		$(0.194)
Net realized and unrealized gain	2.266		0.087	1.507	1.688		3.631		1.164

Total income (loss) from operations	$2.140		$(0.120)	$1.260	$1.450		$3.450		$0.970

Net asset value — End of period	$20.730		$18.590	$18.710	$17.450		$16.000		$12.550

Total Return(2)	11.51	%(4)	(0.64)%	7.22%	9.06	%(3)	27.49	%(3)	8.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,898		$20,827	$22,356	$19,902		$18,081		$15,549
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.12	%(7)	2.15%	2.15%	2.15	%(3)	2.18	%(3)	2.25%
Net investment loss	(1.30	)%(7)	(1.14)%	(1.35)%	(1.42)%		(1.31)%		(1.57)%
Portfolio Turnover of the Portfolio	18	%(4)	33%	26%	29%		68%		83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02% and 0.09% of average daily net assets for the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (57.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $2,929,446 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $53,319. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary expenses only) exceed 1.40% and 2.15% of the Fund’s average daily net assets for Class A and Class C, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM reimbursed no expenses for the six months ended April 30, 2017. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $4,700 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,821 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $61,807 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $81,175 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $27,058 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $600 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,669,378 and $2,649,065, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	94,193	198,612
Redemptions	(111,955)	(259,822)
Merger from Class B Shares	—	35,373
Exchange from Class B shares	—	26,294

Net increase (decrease)	(17,762)	457

Class B		Year Ended October 31, 2016(1)

Sales		2,601
Redemptions		(16,179)
Merger to Class A Shares		(40,432)
Exchange to Class A shares		(29,934)

Net decrease		(83,944)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	40,942	80,518
Redemptions	(56,844)	(154,847)

Net decrease	(15,902)	(74,329)

(1)	At the close of business on October 21, 2016, the Fund’s Class B shares were merged into Class A shares.

12

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value

Aerospace & Defense — 1.1%
Raytheon Co.	8,944	$1,388,198

		$1,388,198

Air Freight & Logistics — 0.6%
FedEx Corp.	4,095	$776,822

		$776,822

Auto Components — 1.1%
Delphi Automotive PLC	17,499	$1,406,920

		$1,406,920

Beverages — 1.6%
Constellation Brands, Inc., Class A	12,006	$2,071,515

		$2,071,515

Biotechnology — 8.1%
Alexion Pharmaceuticals, Inc.(1)	18,545	$2,369,680
Biogen, Inc.(1)	6,609	1,792,427
Celgene Corp.(1)	27,749	3,442,263
Gilead Sciences, Inc.	12,898	884,158
Incyte Corp.(1)	16,503	2,050,993

		$10,539,521

Building Products — 1.8%
Fortune Brands Home & Security, Inc.	17,343	$1,105,443
Johnson Controls International PLC	31,123	1,293,783

		$2,399,226

Capital Markets — 2.8%
Charles Schwab Corp. (The)	68,069	$2,644,481
S&P Global, Inc.	7,512	1,008,035

		$3,652,516

Chemicals — 2.8%
Celanese Corp., Series A	14,828	$1,290,629
Ecolab, Inc.	10,051	1,297,483
Monsanto Co.	8,860	1,033,165

		$3,621,277

Communications Equipment — 0.7%
Palo Alto Networks, Inc.(1)	8,865	$961,055

		$961,055

Security	Shares	Value

Distributors — 1.9%
LKQ Corp.(1)	77,953	$2,435,252

		$2,435,252

Electrical Equipment — 1.5%
AMETEK, Inc.	34,300	$1,961,960

		$1,961,960

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	9,805	$1,740,583
Sprouts Farmers Market, Inc.(1)	52,822	1,178,459

		$2,919,042

Food Products — 3.5%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,728,211
Mondelez International, Inc., Class A	21,503	968,280
Pinnacle Foods, Inc.	31,259	1,817,711

		$4,514,202

Health Care Equipment & Supplies — 3.4%
Danaher Corp.	11,868	$988,961
Hologic, Inc.(1)	45,674	2,062,181
Stryker Corp.	9,839	1,341,744

		$4,392,886

Household Durables — 1.3%
Newell Brands, Inc.	36,526	$1,743,751

		$1,743,751

Household Products — 0.5%
Colgate-Palmolive Co.	9,219	$664,137

		$664,137

Internet & Direct Marketing Retail — 9.9%
Amazon.com, Inc.(1)	8,000	$7,399,920
Netflix, Inc.(1)	22,400	3,409,280
Priceline Group, Inc. (The)(1)	1,116	2,061,051

		$12,870,251

Internet Software & Services — 14.7%
Alphabet, Inc., Class A(1)	4,500	$4,160,340
Alphabet, Inc., Class C(1)	5,402	4,893,996
Facebook, Inc., Class A(1)	44,686	6,714,071
GoDaddy, Inc., Class A(1)	61,194	2,381,670

13	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Grubhub, Inc.(1)	22,272	$957,251
MuleSoft, Inc.(1)	5,291	121,905

		$19,229,233

IT Services — 3.6%
Fiserv, Inc.(1)	6,987	$832,431
Visa, Inc., Class A	42,000	3,831,240

		$4,663,671

Media — 2.8%
Time Warner, Inc.	9,825	$975,328
Walt Disney Co. (The)	23,001	2,658,915

		$3,634,243

Oil, Gas & Consumable Fuels — 2.3%
Devon Energy Corp.	40,020	$1,580,390
EOG Resources, Inc.	15,894	1,470,195

		$3,050,585

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,006,903

		$1,006,903

Pharmaceuticals — 5.1%
Allergan PLC	10,763	$2,624,665
Eli Lilly & Co.	16,168	1,326,746
Zoetis, Inc.	48,245	2,707,027

		$6,658,438

Road & Rail — 2.8%
J.B. Hunt Transport Services, Inc.	14,100	$1,264,206
Norfolk Southern Corp.	10,434	1,225,891
Union Pacific Corp.	10,178	1,139,529

		$3,629,626

Semiconductors & Semiconductor Equipment — 6.1%
Broadcom, Ltd.	15,300	$3,378,393
Monolithic Power Systems, Inc.	32,100	2,937,150
Texas Instruments, Inc.	20,275	1,605,374

		$7,920,917

Software — 7.9%
Adobe Systems, Inc.(1)	24,954	$3,337,348
Ellie Mae, Inc.(1)	7,882	802,073

Security	Shares	Value

Software (continued)
FireEye, Inc.(1)	91,671	$1,146,804
Proofpoint, Inc.(1)	12,998	979,659
salesforce.com, inc.(1)	33,800	2,910,856
SecureWorks Corp., Class A(1)	127,588	1,103,636

		$10,280,376

Specialty Retail — 3.9%
Advance Auto Parts, Inc.	10,060	$1,429,929
Burlington Stores, Inc.(1)	9,510	940,729
Home Depot, Inc. (The)	9,189	1,434,403
TJX Cos., Inc. (The)	16,916	1,330,274

		$5,135,335

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	27,305	$3,922,363

		$3,922,363

Trading Companies & Distributors — 2.0%
United Rentals, Inc.(1)	15,867	$1,739,975
W.W. Grainger, Inc.	4,895	943,267

		$2,683,242

Total Common Stocks (identified cost $81,188,623)		$130,133,463

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(2)	322,596	$322,693

Total Short-Term Investments (identified cost $322,662)		$322,693

Total Investments — 100.0% (identified cost $81,511,285)		$130,456,156

Other Assets, Less Liabilities — (0.0)%(3)		$(62,967)

Net Assets — 100.0%		$130,393,189

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

(3)	Amount is less than (0.05)%.

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $81,188,623)	$130,133,463
Affiliated investment, at value (identified cost, $322,662)	322,693
Dividends receivable	32,845
Dividends receivable from affiliated investment	438
Tax reclaims receivable	8,517
Total assets	$130,497,956

Liabilities
Payable to affiliates:
Investment adviser fee	$68,456
Trustees’ fees	631
Accrued expenses	35,680
Total liabilities	$104,767
Net Assets applicable to investors’ interest in Portfolio	$130,393,189

Sources of Net Assets
Investors’ capital	$81,448,318
Net unrealized appreciation	48,944,871
Total	$130,393,189

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $11,456)	$499,027
Dividends from affiliated investment	6,782
Total investment income	$505,809

Expenses
Investment adviser fee	$401,031
Trustees’ fees and expenses	3,873
Custodian fee	23,349
Legal and accounting services	19,859
Miscellaneous	2,553
Total expenses	$450,665

Net investment income	$55,144

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,719,216
Investment transactions — affiliated investment	105
Net realized gain	$4,719,321
Change in unrealized appreciation (depreciation) —
Investments	$9,643,541
Investments — affiliated investment	(32)
Net change in unrealized appreciation (depreciation)	$9,643,509

Net realized and unrealized gain	$14,362,830

Net increase in net assets from operations	$14,417,974

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$55,144	$329,339
Net realized gain from investment transactions	4,719,321	2,918,467
Net change in unrealized appreciation (depreciation) from investments	9,643,509	(2,590,433)
Net increase in net assets from operations	$14,417,974	$657,373
Capital transactions —
Contributions	$2,656,348	$5,260,787
Withdrawals	(5,869,087)	(12,833,945)
Net decrease in net assets from capital transactions	$(3,212,739)	$(7,573,158)

Net increase (decrease) in net assets	$11,205,235	$(6,915,785)

Net Assets
At beginning of period	$119,187,954	$126,103,739
At end of period	$130,393,189	$119,187,954

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)	0.73%	0.73%	0.73%	0.77%	0.77%
Net investment income (loss)	0.09	%(2)	0.28%	0.06%	(0.01)%	0.10%	(0.08)%
Portfolio Turnover	18	%(3)	33%	26%	29%	68%	83%

Total Return	12.28	%(3)	0.77%	8.77%	10.64%	29.25%	9.90%

Net assets, end of period (000’s omitted)	$130,393		$119,188	$126,104	$113,791	$107,427	$94,217

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 57.9% and 42.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into

19

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $401,031 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $22,629,323 and $25,414,190, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$81,530,394

Gross unrealized appreciation	$51,171,651
Gross unrealized depreciation	(2,245,889)

Net unrealized appreciation	$48,925,762

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

20

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$130,133,463	*	$—	$—	$130,133,463
Short-Term Investments	—		322,693	—	322,693

Total Investments	$130,133,463		$322,693	$—	$130,456,156

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

23

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.17

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Performance1,2

Portfolio Managers J. Griffith Noble, CFA and Michael D. McLean, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	15.37%	21.87%	11.61%	7.26%
Class A with 5.75% Maximum Sales Charge	—	—	8.72	14.87	10.30	6.62
Class B at NAV	09/29/1997	09/29/1997	14.96	20.99	10.77	6.46
Class B with 5% Maximum Sales Charge	—	—	9.96	15.99	10.50	6.46
Class C at NAV	09/29/1997	09/29/1997	14.93	20.92	10.76	6.45
Class C with 1% Maximum Sales Charge	—	—	13.93	19.92	10.76	6.45
Class I at NAV	10/01/2009	09/25/1997	15.50	22.15	11.87	7.46
Russell 2000® Index	—	—	18.37%	25.63%	12.94%	7.04%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		09/25/1997	09/25/1997	13.33%	9.63%	6.30%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	9.62	8.11	5.32
Class B After Taxes on Distributions		09/29/1997	09/29/1997	14.09	9.72	6.09
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	10.53	8.28	5.18
Class C After Taxes on Distributions		09/29/1997	09/29/1997	18.01	9.98	6.08
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	12.76	8.49	5.18
Class I After Taxes on Distributions		10/01/2009	09/25/1997	20.54	11.21	7.14
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	13.79	9.42	6.04

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.22%	1.97%	1.97%	0.97%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

ServiceMaster Global Holdings, Inc.	2.5%

RealPage, Inc.	2.4

Balchem Corp.	2.4

Dolby Laboratories, Inc., Class A	2.2

Hexcel Corp.	2.2

Integra LifeSciences Holdings Corp.	2.1

Ligand Pharmaceuticals, Inc.	2.1

West Pharmaceutical Services, Inc.	2.1

Pinnacle Foods, Inc.	2.0

ACI Worldwide, Inc.	2.0

Total	22.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,153.70	$6.30	1.18%
Class B	$1,000.00	$1,149.60	$10.34	1.94%
Class C	$1,000.00	$1,149.30	$10.29	1.93%
Class I	$1,000.00	$1,155.00	$5.02	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91	1.18%
Class B	$1,000.00	$1,015.20	$9.69	1.94%
Class C	$1,000.00	$1,015.20	$9.64	1.93%
Class I	$1,000.00	$1,020.10	$4.71	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $95,688,014)	$114,256,082
Receivable for Fund shares sold	168,206
Total assets	$114,424,288

Liabilities
Payable for Fund shares redeemed	$296,441
Payable to affiliates:
Distribution and service fees	33,512
Trustees’ fees	42
Accrued expenses	43,077
Total liabilities	$373,072
Net Assets	$114,051,216

Sources of Net Assets
Paid-in capital	$78,965,116
Accumulated net realized gain from Portfolio	16,940,435
Accumulated net investment loss	(422,403)
Net unrealized appreciation from Portfolio	18,568,068
Total	$114,051,216

Class A Shares
Net Assets	$71,421,829
Shares Outstanding	2,802,270
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.49
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.05

Class B Shares
Net Assets	$339,137
Shares Outstanding	15,731
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.56

Class C Shares
Net Assets	$22,685,761
Shares Outstanding	1,057,450
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.45

Class I Shares
Net Assets	$19,604,489
Shares Outstanding	752,743
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.04

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends allocated from Portfolio	$628,312
Expenses allocated from Portfolio	(384,531)
Total investment income from Portfolio	$243,781

Expenses
Distribution and service fees
Class A	$88,861
Class B	1,913
Class C	111,055
Trustees’ fees and expenses	250
Custodian fee	7,314
Transfer and dividend disbursing agent fees	58,092
Legal and accounting services	14,147
Printing and postage	10,954
Registration fees	32,873
Miscellaneous	6,578
Total expenses	$332,037

Net investment loss	$(88,256)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$12,262,490
Net realized gain	$12,262,490
Change in unrealized appreciation (depreciation) —
Investments	$3,056,203
Net change in unrealized appreciation (depreciation)	$3,056,203

Net realized and unrealized gain	$15,318,693

Net increase in net assets from operations	$15,230,437

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment loss	$(88,256)	$(378,372)
Net realized gain from investment transactions	12,262,490	6,704,214
Net change in unrealized appreciation (depreciation) from investments	3,056,203	(4,151,035)
Net increase in net assets from operations	$15,230,437	$2,174,807
Distributions to shareholders —
From net realized gain
Class A	$(4,115,069)	$(3,519,604)
Class B	(27,056)	(43,369)
Class C	(1,501,337)	(1,337,158)
Class I	(843,734)	(968,073)
Total distributions to shareholders	$(6,487,196)	$(5,868,204)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,615,816	$3,706,251
Class B	13,133	—
Class C	1,217,515	792,801
Class I	5,473,602	3,556,899
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,837,445	3,281,155
Class B	27,055	43,367
Class C	1,319,911	1,177,755
Class I	790,852	819,699
Cost of shares redeemed
Class A	(8,081,331)	(10,094,205)
Class B	(33,155)	(143,065)
Class C	(1,691,053)	(3,897,546)
Class I	(1,182,271)	(12,972,587)
Net asset value of shares exchanged
Class A	104,729	223,512
Class B	(104,729)	(223,512)
Net increase (decrease) in net assets from Fund share transactions	$5,307,519	$(13,729,476)

Net increase (decrease) in net assets	$14,050,760	$(17,422,873)

Net Assets
At beginning of period	$100,000,456	$117,423,329
At end of period	$114,051,216	$100,000,456

Accumulated net investment loss included in net assets
At end of period	$(422,403)	$(334,147)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013		2012
Net asset value — Beginning of period	$23.420		$24.000	$24.010	$22.380	$16.930		$15.340

Income (Loss) From Operations
Net investment loss(1)	$(0.005)		$(0.055)	$(0.051)	$(0.075)	$(0.001)		$(0.048)
Net realized and unrealized gain	3.549		0.680	0.497	1.705	5.451		1.638

Total income from operations	$3.544		$0.625	$0.446	$1.630	$5.450		$1.590

Less Distributions
From net realized gain	$(1.474)		$(1.205)	$(0.456)	$—	$—		$—

Total distributions	$(1.474)		$(1.205)	$(0.456)	$—	$—		$—

Net asset value — End of period	$25.490		$23.420	$24.000	$24.010	$22.380		$16.930

Total Return(2)	15.37	%(3)	2.90%	1.86%	7.33%	32.21%		10.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,422		$66,058	$70,678	$70,315	$71,056		$64,346
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.18	%(6)	1.22%	1.19%	1.19%	1.27%		1.25%
Net investment loss	(0.04	)%(6)	(0.24)%	(0.21)%	(0.32)%	(0.00	)%(7)	(0.30)%
Portfolio Turnover of the Portfolio	51	%(3)	66%	73%	58%	39%		57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$20.080		$20.900	$21.130	$19.840	$15.120	$13.800

Income (Loss) From Operations
Net investment loss(1)	$(0.082)		$(0.189)	$(0.200)	$(0.219)	$(0.125)	$(0.151)
Net realized and unrealized gain	3.036		0.574	0.426	1.509	4.845	1.471

Total income from operations	$2.954		$0.385	$0.226	$1.290	$4.720	$1.320

Less Distributions
From net realized gain	$(1.474)		$(1.205)	$(0.456)	$—	$—	$—

Total distributions	$(1.474)		$(1.205)	$(0.456)	$—	$—	$—

Net asset value — End of period	$21.560		$20.080	$20.900	$21.130	$19.840	$15.120

Total Return(2)	14.96	%(3)	2.13%	1.06%	6.50%	31.22%	9.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$339		$407	$776	$1,078	$1,562	$1,625
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)	1.97%	1.94%	1.95%	2.02%	2.00%
Net investment loss	(0.78	)%(6)	(0.98)%	(0.93)%	(1.07)%	(0.73)%	(1.04)%
Portfolio Turnover of the Portfolio	51	%(3)	66%	73%	58%	39%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$19.990		$20.820	$21.040	$19.760	$15.060	$13.750

Income (Loss) From Operations
Net investment loss(1)	$(0.083)		$(0.192)	$(0.205)	$(0.219)	$(0.130)	$(0.154)
Net realized and unrealized gain	3.017		0.567	0.441	1.499	4.830	1.464

Total income from operations	$2.934		$0.375	$0.236	$1.280	$4.700	$1.310

Less Distributions
From net realized gain	$(1.474)		$(1.205)	$(0.456)	$—	$—	$—

Total distributions	$(1.474)		$(1.205)	$(0.456)	$—	$—	$—

Net asset value — End of period	$21.450		$19.990	$20.820	$21.040	$19.760	$15.060

Total Return(2)	14.93	%(3)	2.09%	1.11%	6.53%	31.23%	9.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,686		$20,326	$23,228	$23,936	$24,075	$20,732
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.93	%(6)	1.97%	1.94%	1.94%	2.02%	2.00%
Net investment loss	(0.79	)%(6)	(0.99)%	(0.96)%	(1.07)%	(0.76)%	(1.06)%
Portfolio Turnover of the Portfolio	51	%(3)	66%	73%	58%	39%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$23.870		$24.380		$24.330	$22.620	$17.060	$15.420

Income (Loss) From Operations
Net investment income (loss)(1)	$0.023		$0.001		$0.005	$(0.020)	$0.049	$(0.013)
Net realized and unrealized gain	3.621		0.694		0.501	1.730	5.511	1.653

Total income from operations	$3.644		$0.695		$0.506	$1.710	$5.560	$1.640

Less Distributions
From net realized gain	$(1.474)		$(1.205)		$(0.456)	$—	$—	$—

Total distributions	$(1.474)		$(1.205)		$(0.456)	$—	$—	$—

Net asset value — End of period	$26.040		$23.870		$24.380	$24.330	$22.620	$17.060

Total Return(2)	15.50	%(3)	3.14%		2.09%	7.61%	32.53%	10.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,604		$13,210		$22,741	$14,452	$11,324	$10,931
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94	%(6)	0.97%		0.94%	0.94%	1.02%	1.00%
Net investment income (loss)	0.18	%(6)	0.00	%(7)	0.02%	(0.09)%	0.25%	(0.08)%
Portfolio Turnover of the Portfolio	51	%(3)	66%		73%	58%	39%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.005%.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (69.4% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date.

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund had a late year ordinary loss of $334,146 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $9,725 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,454 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $88,861 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $1,435 and $83,291 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $478 and $27,764 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,072,566 and $5,721,904, respectively.

13

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	144,393	167,034
Issued to shareholders electing to receive payments of distributions in Fund shares	156,057	148,133
Redemptions	(323,355)	(449,404)
Exchange from Class B shares	4,167	10,010

Net decrease	(18,738)	(124,227)

Class B	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	626	—
Issued to shareholders electing to receive payments of distributions in Fund shares	1,298	2,268
Redemptions	(1,562)	(7,510)
Exchange to Class A shares	(4,901)	(11,629)

Net decrease	(4,539)	(16,871)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	57,323	40,864
Issued to shareholders electing to receive payments of distributions in Fund shares	63,610	61,889
Redemptions	(80,271)	(201,858)

Net increase (decrease)	40,662	(99,105)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	214,101	154,595
Issued to shareholders electing to receive payments of distributions in Fund shares	31,508	36,383
Redemptions	(46,254)	(570,338)

Net increase (decrease)	199,355	(379,360)

14

Tax-Managed Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Aerospace & Defense — 3.5%
Hexcel Corp.	68,671	$3,553,724
Mercury Systems, Inc.(1)	59,059	2,207,626

		$5,761,350

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	35,226	$1,379,098

		$1,379,098

Banks — 12.5%
Ameris Bancorp	9,990	$470,529
Bank of the Ozarks, Inc.	63,500	3,014,345
BankUnited, Inc.	39,890	1,407,718
Columbia Banking System, Inc.	54,309	2,145,749
Eagle Bancorp, Inc.(1)	7,750	464,225
First Hawaiian, Inc.	69,250	2,061,572
South State Corp.	18,850	1,661,627
Sterling Bancorp	113,407	2,636,713
Wesbanco, Inc.	54,586	2,173,069
Western Alliance Bancorp(1)	62,330	2,985,607
Wintrust Financial Corp.	21,580	1,529,159

		$20,550,313

Biotechnology — 2.1%
Ligand Pharmaceuticals, Inc.(1)	30,481	$3,388,573

		$3,388,573

Capital Markets — 3.5%
CBOE Holdings, Inc.	21,632	$1,782,693
Cohen & Steers, Inc.	58,740	2,343,726
Lazard, Ltd., Class A	37,669	1,617,507

		$5,743,926

Chemicals — 2.4%
Balchem Corp.	48,420	$3,929,767

		$3,929,767

Commercial Services & Supplies — 4.1%
Brink’s Co. (The)	20,160	$1,237,824
Deluxe Corp.	31,336	2,253,372
Multi-Color Corp.	41,760	3,207,168

		$6,698,364

Security	Shares	Value

Communications Equipment — 1.2%
NETGEAR, Inc.(1)	43,061	$2,030,326

		$2,030,326

Construction Materials — 1.4%
US Concrete, Inc.(1)	38,360	$2,378,320

		$2,378,320

Diversified Consumer Services — 6.1%
Bright Horizons Family Solutions, Inc.(1)	38,640	$2,941,277
Grand Canyon Education, Inc.(1)	40,880	3,072,541
ServiceMaster Global Holdings, Inc.(1)	106,107	4,042,676

		$10,056,494

Electrical Equipment — 1.8%
AZZ, Inc.	26,649	$1,573,623
EnerSys	16,050	1,333,916

		$2,907,539

Electronic Equipment, Instruments & Components — 2.8%
Dolby Laboratories, Inc., Class A(1)	68,400	$3,606,732
MTS Systems Corp.	22,530	1,046,518

		$4,653,250

Energy Equipment & Services — 0.5%
Oceaneering International, Inc.	31,493	$831,100

		$831,100

Equity Real Estate Investment Trusts (REITs) — 5.8%
CubeSmart	112,916	$2,861,291
DCT Industrial Trust, Inc.	45,450	2,297,952
Education Realty Trust, Inc.	38,810	1,504,664
Parkway, Inc.	63,950	1,288,593
STORE Capital Corp.	66,160	1,587,178

		$9,539,678

Food & Staples Retailing — 1.7%
Performance Food Group Co.(1)	112,451	$2,800,030

		$2,800,030

Food Products — 2.0%
Pinnacle Foods, Inc.	55,343	$3,218,195

		$3,218,195

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 5.4%
ICU Medical, Inc.(1)	13,529	$2,080,760
Integra LifeSciences Holdings Corp.(1)	74,570	3,427,983
West Pharmaceutical Services, Inc.	36,670	3,374,740

		$8,883,483

Health Care Providers & Services — 2.0%
Amedisys, Inc.(1)	34,110	$1,848,762
Envision Healthcare Corp.(1)	24,495	1,372,455

		$3,221,217

Hotels, Restaurants & Leisure — 0.8%
Dave & Buster’s Entertainment, Inc.(1)	10,800	$691,308
Papa John’s International, Inc.	8,310	656,989

		$1,348,297

Insurance — 4.3%
First American Financial Corp.	69,615	$3,021,987
Horace Mann Educators Corp.	65,995	2,550,707
RLI Corp.	24,820	1,420,200

		$6,992,894

Internet Software & Services — 0.2%
Okta, Inc.(1)	15,211	$396,247

		$396,247

IT Services — 4.5%
Black Knight Financial Services, Inc., Class A(1)	57,934	$2,398,468
CSG Systems International, Inc.	59,340	2,225,843
Euronet Worldwide, Inc.(1)	33,559	2,772,645

		$7,396,956

Life Sciences Tools & Services — 3.3%
Cambrex Corp.(1)	44,399	$2,635,081
Patheon NV(1)	32,327	869,919
VWR Corp.(1)	69,760	1,971,418

		$5,476,418

Machinery — 2.4%
Milacron Holdings Corp.(1)	65,657	$1,235,665
RBC Bearings, Inc.(1)	26,433	2,651,230

		$3,886,895

Security	Shares	Value

Marine — 1.8%
Kirby Corp.(1)	42,119	$2,973,601

		$2,973,601

Oil, Gas & Consumable Fuels — 3.9%
Diamondback Energy, Inc.(1)	14,847	$1,482,324
PDC Energy, Inc.(1)	45,296	2,501,698
Rice Energy, Inc.(1)	115,650	2,462,189

		$6,446,211

Professional Services — 1.9%
WageWorks, Inc.(1)	42,560	$3,140,928

		$3,140,928

Road & Rail — 1.7%
Landstar System, Inc.	33,450	$2,858,302

		$2,858,302

Semiconductors & Semiconductor Equipment — 3.2%
PDF Solutions, Inc.(1)	117,390	$2,232,758
Veeco Instruments, Inc.(1)	90,560	2,988,480

		$5,221,238

Software — 5.9%
ACI Worldwide, Inc.(1)	149,480	$3,212,325
Blackbaud, Inc.	31,600	2,540,956
RealPage, Inc.(1)	108,460	4,018,443

		$9,771,724

Specialty Retail — 2.3%
Burlington Stores, Inc.(1)	29,910	$2,958,697
Lithia Motors, Inc., Class A	9,450	902,948

		$3,861,645

Textiles, Apparel & Luxury Goods — 0.2%
Steven Madden, Ltd.(1)	8,898	$338,569

		$338,569

Thrifts & Mortgage Finance — 1.8%
Essent Group, Ltd.(1)	79,210	$2,931,562

		$2,931,562

Total Common Stocks (identified cost $127,724,109)		$161,012,510

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.6%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(2)	2,612,990	$2,613,774

Total Short-Term Investments (identified cost $2,613,586)		$2,613,774

Total Investments — 99.4% (identified cost $130,337,695)		$163,626,284

Other Assets, Less Liabilities — 0.6%		$961,094

Net Assets — 100.0%		$164,587,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $127,724,109)	$161,012,510
Affiliated investment, at value (identified cost, $2,613,586)	2,613,774
Dividends receivable	32,813
Dividends receivable from affiliated investment	1,149
Receivable for investments sold	1,795,752
Total assets	$165,455,998

Liabilities
Payable for investments purchased	$742,403
Payable to affiliates:
Investment adviser fee	83,917
Trustees’ fees	835
Accrued expenses	41,465
Total liabilities	$868,620
Net Assets applicable to investors’ interest in Portfolio	$164,587,378

Sources of Net Assets
Investors’ capital	$131,298,789
Net unrealized appreciation	33,288,589
Total	$164,587,378

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends	$898,938
Dividends from affiliated investment	10,065
Total investment income	$909,003

Expenses
Investment adviser fee	$497,445
Trustees’ fees and expenses	5,180
Custodian fee	29,400
Legal and accounting services	20,365
Miscellaneous	3,484
Total expenses	$555,874

Net investment income	$353,129

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$17,752,944
Investment transactions - affiliated investment	64
Net realized gain	$17,753,008
Change in unrealized appreciation (depreciation) —
Investments	$4,452,123
Investments - affiliated investment	(231)
Net change in unrealized appreciation (depreciation)	$4,451,892

Net realized and unrealized gain	$22,204,900

Net increase in net assets from operations	$22,558,029

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$353,129	$397,775
Net realized gain from investment transactions	17,753,008	9,585,000
Net change in unrealized appreciation (depreciation) from investments	4,451,892	(5,734,782)
Net increase in net assets from operations	$22,558,029	$4,247,993
Capital transactions —
Contributions	$3,986,427	$4,389,164
Withdrawals	(8,703,407)	(27,102,002)
Net decrease in net assets from capital transactions	$(4,716,980)	$(22,712,838)

Net increase (decrease) in net assets	$17,841,049	$(18,464,845)

Net Assets
At beginning of period	$146,746,329	$165,211,174
At end of period	$164,587,378	$146,746,329

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.70%	0.70%	0.69%	0.72%	0.73%
Net investment income	0.44	%(2)	0.27%	0.28%	0.17%	0.55%	0.22%
Portfolio Turnover	51	%(3)	66%	73%	58%	39%	57%

Total Return	15.63	%(3)	3.43%	2.35%	7.87%	32.92%	10.87%

Net assets, end of period (000’s omitted)	$164,587		$146,746	$165,211	$153,201	$148,616	$135,796

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 69.4% and 30.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into

22

Tax-Managed Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $497,445 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $80,217,680 and $81,450,584, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,239,960

Gross unrealized appreciation	$34,266,918
Gross unrealized depreciation	(880,594)

Net unrealized appreciation	$33,386,324

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

23

Tax-Managed Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$161,012,510	*	$—	$—	$161,012,510

Short-Term Investments	—		2,613,774	—	2,613,774

Total Investments	$161,012,510		$2,613,774	$—	$163,626,284

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.17

Eaton Vance

Tax-Managed Global Small-Cap Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Tax-Managed Global Small-Cap Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	26

Officers and Trustees	30

Important Notices	31

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Performance1,2

Portfolio Managers Aidan M. Farrell, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	14.98%	17.29%	9.82%	6.44%
Class A with 5.75% Maximum Sales Charge	—	—	8.37	10.52	8.53	5.81
Class C at NAV	03/04/2002	03/04/2002	14.56	16.28	8.99	5.64
Class C with 1% Maximum Sales Charge	—	—	13.56	15.28	8.99	5.64
Class I at NAV	10/01/2009	03/04/2002	15.06	17.51	10.07	6.63
MSCI World Small Cap Index	—	—	14.53%	17.44%	11.15%	5.48%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	10.52%	5.64%	4.12%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	5.95	6.49	4.55
Class C After Taxes on Distributions		03/04/2002	03/04/2002	15.28	5.66	3.73
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	8.65	6.87	4.43
Class I After Taxes on Distributions		10/01/2009	03/04/2002	17.51	7.19	4.95
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	9.91	7.74	5.24

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.18%	2.93%	1.93%
Net				1.40	2.15	1.15

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Fund Profile4

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

First Republic Bank	1.6%

Multi-Color Corp.	1.2

Melrose Industries PLC	1.2

IWG PLC	1.2

UDG Healthcare PLC	1.2

Hexcel Corp.	1.2

Bright Horizons Family Solutions, Inc.	1.1

AMETEK, Inc.	1.1

Dolby Laboratories, Inc., Class A	1.0

Burlington Stores, Inc.	1.0

Total	11.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 7, 2015, the Fund changed its name, investment objective and investment strategy to invest globally and no longer employs a value investment strategy. Performance prior to August 7, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,149.80	$7.46	**	1.40%
Class C	$1,000.00	$1,145.60	$11.44	**	2.15%
Class I	$1,000.00	$1,150.60	$6.13	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class C	$1,000.00	$1,014.10	$10.74	**	2.15%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Tax-Managed Global Small-Cap Portfolio, at value (identified cost, $20,382,026)	$23,130,350
Receivable for Fund shares sold	99,270
Receivable from affiliate	15,587
Total assets	$23,245,207

Liabilities
Payable for Fund shares redeemed	$104,378
Payable to affiliates:
Administration fee	2,801
Distribution and service fees	6,814
Trustees’ fees	43
Accrued expenses	9,362
Total liabilities	$123,398
Net Assets	$23,121,809

Sources of Net Assets
Paid-in capital	$20,161,453
Accumulated net realized gain from Portfolio	205,122
Accumulated undistributed net investment income	6,910
Net unrealized appreciation from Portfolio	2,748,324
Total	$23,121,809

Class A Shares
Net Assets	$13,457,628
Shares Outstanding	1,050,101
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.82
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.60

Class C Shares
Net Assets	$4,969,343
Shares Outstanding	493,507
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.07

Class I Shares
Net Assets	$4,694,838
Shares Outstanding	355,014
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $15,026)	$176,373
Expenses allocated from Portfolio	(127,595)
Total investment income from Portfolio	$48,778

Expenses
Administration fee	$16,637
Distribution and service fees
Class A	17,044
Class C	24,296
Trustees’ fees and expenses	250
Custodian fee	5,340
Transfer and dividend disbursing agent fees	14,374
Legal and accounting services	9,841
Printing and postage	8,244
Registration fees	24,653
Miscellaneous	5,500
Total expenses	$126,179
Deduct —
Allocation of expenses to affiliate	$84,311
Total expense reductions	$84,311

Net expenses	$41,868

Net investment income	$6,910

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,156,166
Foreign currency transactions	(491)
Net realized gain	$1,155,675
Change in unrealized appreciation (depreciation) —
Investments	$1,945,939
Foreign currency	761
Net change in unrealized appreciation (depreciation)	$1,946,700

Net realized and unrealized gain	$3,102,375

Net increase in net assets from operations	$3,109,285

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$6,910	$184,527
Net realized gain (loss) from investment and foreign currency transactions	1,155,675	(1,085,010)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,946,700	555,032
Net increase (decrease) in net assets from operations	$3,109,285	$(345,451)
Distributions to shareholders —
From net realized gain
Class A	$—	$(7,071,284)
Class C	—	(2,944,043)
Class I	—	(1,015,562)
Total distributions to shareholders	$—	$(11,030,889)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$820,038	$1,981,392
Class C	189,299	836,308
Class I	1,652,511	2,409,027
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	6,444,824
Class C	—	2,306,787
Class I	—	784,227
Cost of shares redeemed
Class A	(3,137,653)	(10,928,821)
Class C	(601,260)	(3,797,792)
Class I	(611,962)	(2,584,527)
Net decrease in net assets from Fund share transactions	$(1,689,027)	$(2,548,575)

Net increase (decrease) in net assets	$1,420,258	$(13,924,915)

Net Assets
At beginning of period	$21,701,551	$35,626,466
At end of period	$23,121,809	$21,701,551

Accumulated undistributed net investment income included in net assets
At end of period	$6,910	$—

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$11.150		$16.530	$18.810	$19.150	$15.320	$14.770

Income (Loss) From Operations
Net investment income (loss)(1)	$0.010		$0.102	$(0.047)	$(0.087)	$(0.007)	$(0.021)
Net realized and unrealized gain (loss)	1.660		(0.164)	(0.770)	1.843	4.881	1.100

Total income (loss) from operations	$1.670		$(0.062)	$(0.817)	$1.756	$4.874	$1.079

Less Distributions
From net realized gain	$—		$(5.318)	$(1.463)	$(2.096)	$(1.044)	$(0.529)

Total distributions	$—		$(5.318)	$(1.463)	$(2.096)	$(1.044)	$(0.529)

Net asset value — End of period	$12.820		$11.150	$16.530	$18.810	$19.150	$15.320

Total Return(2)(3)	14.98	%(4)	(0.46)%	(4.62)%	10.13%	33.83%	7.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,458		$13,847	$23,632	$28,317	$31,504	$22,824
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.40	%(7)	1.41%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.17	%(7)	0.92%	(0.27)%	(0.47)%	(0.04)%	(0.14)%
Portfolio Turnover of the Portfolio	37	%(4)	92%	124%	48%	72%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.79%, 0.77%, 0.31%, 0.24%, 0.54% and 0.55% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Prior to March 19, 2012, a portion of the reimbursement was borne by the former sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$8.790		$14.230	$16.520	$17.180	$13.940	$13.590

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.027)		$0.014	$(0.153)	$(0.198)	$(0.119)	$(0.122)
Net realized and unrealized gain (loss)	1.307		(0.136)	(0.674)	1.634	4.403	1.001

Total income (loss) from operations	$1.280		$(0.122)	$(0.827)	$1.436	$4.284	$0.879

Less Distributions
From net realized gain	$—		$(5.318)	$(1.463)	$(2.096)	$(1.044)	$(0.529)

Total distributions	$—		$(5.318)	$(1.463)	$(2.096)	$(1.044)	$(0.529)

Net asset value — End of period	$10.070		$8.790	$14.230	$16.520	$17.180	$13.940

Total Return(2)(3)	14.56	%(4)	(1.24)%	(5.38)%	9.35%	32.89%	6.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,969		$4,717	$8,442	$10,076	$9,644	$6,944
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	2.15	%(7)	2.16%	2.20%	2.20%	2.20%	2.20%
Net investment income (loss)	(0.56	)%(7)	0.16%	(1.02)%	(1.22)%	(0.79)%	(0.89)%
Portfolio Turnover of the Portfolio	37	%(4)	92%	124%	48%	72%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.79%, 0.77%, 0.31%, 0.24%, 0.54% and 0.55% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Prior to March 19, 2012, a portion of the reimbursement was borne by the former sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$11.490		$16.840	$19.100	$19.360	$15.440	$14.850

Income (Loss) From Operations
Net investment income (loss)(1)	$0.030		$0.108	$(0.005)	$(0.048)	$0.093	$0.014
Net realized and unrealized gain (loss)	1.700		(0.140)	(0.792)	1.884	4.871	1.105

Total income (loss) from operations	$1.730		$(0.032)	$(0.797)	$1.836	$4.964	$1.119

Less Distributions
From net realized gain	$—		$(5.318)	$(1.463)	$(2.096)	$(1.044)	$(0.529)

Total distributions	$—		$(5.318)	$(1.463)	$(2.096)	$(1.044)	$(0.529)

Net asset value — End of period	$13.220		$11.490	$16.840	$19.100	$19.360	$15.440

Total Return(2)(3)	15.06	%(4)	(0.19)%	(4.43)%	10.47%	34.17%	7.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,695		$3,138	$3,552	$4,968	$2,487	$5,573
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.15	%(7)	1.16%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.48	%(7)	0.94%	(0.03)%	(0.26)%	0.57%	0.10%
Portfolio Turnover of the Portfolio	37	%(4)	92%	124%	48%	72%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.79%, 0.77%, 0.31%, 0.24%, 0.54% and 0.55% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Prior to March 19, 2012, a portion of the reimbursement was borne by the former sub-adviser of the Portfolio. Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Global Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

12

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $937,323 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $937,323 are short-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $16,637. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.40%, 2.15% and 1.15% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM was allocated $84,311 of the Fund’s operating expenses for the six months ended April 30, 2017. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $1,787 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,787 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $17,044 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $18,222 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $6,074 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,098,442 and $3,004,735, respectively.

13

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	69,082	182,545
Issued to shareholders electing to receive payments of distributions in Fund shares	—	576,460
Redemptions	(261,291)	(946,196)

Net decrease	(192,209)	(187,191)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	19,580	95,217
Issued to shareholders electing to receive payments of distributions in Fund shares	—	259,773
Redemptions	(62,718)	(411,486)

Net decrease	(43,138)	(56,496)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	131,375	212,341
Issued to shareholders electing to receive payments of distributions in Fund shares	—	68,253
Redemptions	(49,480)	(218,349)

Net increase	81,895	62,245

14

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value

Australia — 3.2%
Amaysim Australia, Ltd.	69,468	$92,483
BWX, Ltd.	24,173	96,073
Challenger, Ltd.	12,989	128,291
Mirvac Group	61,827	105,013
OZ Minerals, Ltd.	7,250	38,496
Regis Resources, Ltd.	21,435	53,235
Super Retail Group, Ltd.	11,018	77,816
Tox Free Solutions, Ltd.	86,346	142,839

		$734,246

Austria — 0.5%
ams AG	1,912	$123,006

		$123,006

Belgium — 1.4%
Kinepolis Group NV	1,621	$93,596
Warehouses De Pauw CVA	983	94,065
X-Fab Silicon Foundries SE(1)(2)	14,196	126,184

		$313,845

Bermuda — 1.1%
Essent Group, Ltd.(1)	3,664	$135,604
Genpact, Ltd.	4,728	115,458

		$251,062

Canada — 3.9%
Boardwalk Real Estate Investment Trust	2,725	$91,928
CAE, Inc.	9,493	144,998
Canadian Energy Services & Technology Corp.	33,474	158,168
Detour Gold Corp.(1)	4,907	62,009
Laurentian Bank of Canada	2,409	98,545
North West Co., Inc. (The)	3,679	86,783
Pan American Silver Corp.	2,431	40,765
Seven Generations Energy, Ltd., Class A(1)	10,632	188,253
Torex Gold Resources, Inc.(1)	2,085	35,314

		$906,763

China — 0.6%
TAL Education Group ADR(1)	1,198	$142,694

		$142,694

Security	Shares	Value

Finland — 0.4%
Amer Sports Oyj(1)	3,995	$88,423

		$88,423

France — 1.6%
Criteo SA ADR(1)	1,762	$95,835
Ipsen SA	1,437	167,300
Rubis SCA	1,059	107,586

		$370,721

Germany — 1.5%
Bertrandt AG	886	$92,533
Carl Zeiss Meditec AG	2,505	113,873
Salzgitter AG	1,228	42,034
Scout24 AG(1)(2)	3,054	104,695

		$353,135

Hong Kong — 0.5%
Hysan Development Co., Ltd.	26,438	$124,685

		$124,685

Ireland — 1.6%
Irish Residential Properties REIT PLC	62,733	$89,504
UDG Healthcare PLC	27,853	269,769

		$359,273

Israel — 0.9%
Frutarom Industries, Ltd.	3,625	$213,081

		$213,081

Italy — 2.3%
Amplifon SpA	10,093	$128,930
Banca Generali SpA	5,978	171,783
MARR SpA	3,855	93,078
Moncler SpA	5,106	125,939

		$519,730

Japan — 11.3%
77 Bank, Ltd. (The)	22,900	$99,042
Ariake Japan Co., Ltd.	2,200	139,374
Asahi Intecc Co., Ltd.	2,100	93,358
Daifuku Co., Ltd.	6,900	174,416
Eiken Chemical Co., Ltd.	4,100	112,627

15	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
FP Corp.	2,300	$109,520
GMO Internet, Inc.	15,100	179,236
H.I.S. Co., Ltd.	3,700	88,177
Heiwa Real Estate REIT, Inc.	117	88,600
Japan Hotel REIT Investment Corp.	131	89,288
LaSalle Logiport REIT	93	88,338
Nomura Co., Ltd.	7,400	141,545
Penta-Ocean Construction Co., Ltd.	18,200	92,203
Relia, Inc.	17,800	175,958
Sac’s Bar Holdings, Inc.	10,000	111,543
Sakata INX Corp.	13,700	193,508
Sakata Seed Corp.	4,200	132,440
Sumco Corp.	5,400	94,531
Toho Co., Ltd.	3,300	94,719
Tokyo Century Corp.	5,000	172,341
Yokohama Reito Co., Ltd.	13,154	132,924

		$2,603,688

Luxembourg — 0.2%
Aperam	915	$46,002

		$46,002

Netherlands — 1.9%
IMCD Group NV	4,218	$227,203
Patheon NV(1)	3,592	96,661
Refresco Group NV(2)	6,101	119,187

		$443,051

Norway — 0.5%
XXL ASA(2)	10,264	$110,511

		$110,511

Spain — 0.7%
Hispania Activos Inmobiliarios SOCIMI SA	10,677	$161,202

		$161,202

Sweden — 1.1%
Boliden AB	1,880	$53,708
Trelleborg AB, Class B	9,008	211,536

		$265,244

Switzerland — 0.8%
Temenos Group AG	1,151	$99,626
VZ Holding AG	332	92,346

		$191,972

Security	Shares	Value

United Kingdom — 8.3%
Bodycote PLC	18,023	$194,616
Cairn Energy PLC(1)	27,723	69,733
Halma PLC	16,129	219,975
Hastings Group Holdings PLC(2)	34,162	133,710
Hiscox, Ltd.	7,113	104,311
Inchcape PLC	11,430	126,444
IWG PLC	64,171	269,910
Melrose Industries PLC	88,919	272,199
St. James’s Place PLC	8,214	122,087
Travis Perkins PLC	8,110	169,142
UNITE Group PLC (The)	12,793	107,229
WH Smith PLC	5,662	129,678

		$1,919,034

United States — 53.9%
Acadia Realty Trust	4,287	$124,666
ACI Worldwide, Inc.(1)	8,842	190,015
Akamai Technologies, Inc.(1)	2,488	151,619
Alliant Energy Corp.	2,404	94,525
Amedisys, Inc.(1)	2,769	150,080
Ameris Bancorp	1,443	67,965
AMETEK, Inc.	4,382	250,650
Avnet, Inc.	3,062	118,469
AZZ, Inc.	2,505	147,920
Balchem Corp.	2,789	226,355
Bank of the Ozarks, Inc.	2,650	125,795
BankUnited, Inc.	2,122	74,885
Black Knight Financial Services, Inc., Class A(1)	3,050	126,270
Blackbaud, Inc.	2,422	194,753
Bright Horizons Family Solutions, Inc.(1)	3,440	261,853
Brink’s Co. (The)	1,734	106,468
Burlington Stores, Inc.(1)	2,344	231,868
Cambrex Corp.(1)	3,192	189,445
CBOE Holdings, Inc.	888	73,180
CMS Energy Corp.	2,141	97,201
Cohen & Steers, Inc.	2,914	116,269
Columbia Banking System, Inc.	3,913	154,603
CubeSmart	7,467	189,214
Dave & Buster’s Entertainment, Inc.(1)	750	48,008
DCT Industrial Trust, Inc.	2,500	126,400
Deluxe Corp.	2,473	177,833
Diamondback Energy, Inc.(1)	2,025	202,176
Dolby Laboratories, Inc., Class A	4,432	233,699
Douglas Emmett, Inc.	2,712	102,161
EastGroup Properties, Inc.	1,686	131,929

16	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Education Realty Trust, Inc.	2,164	$83,898
EnerSys	1,466	121,839
Envision Healthcare Corp.(1)	1,332	74,632
Essex Property Trust, Inc.	770	188,242
Euronet Worldwide, Inc.(1)	1,064	87,908
Federal Realty Investment Trust	988	129,319
First American Financial Corp.	3,230	140,214
First Hawaiian, Inc.	3,361	100,057
First Republic Bank	3,911	361,611
Grand Canyon Education, Inc.(1)	2,448	183,992
Hexcel Corp.	5,192	268,686
Horace Mann Educators Corp.	2,313	89,397
Hub Group, Inc., Class A(1)	2,184	85,504
ICU Medical, Inc.(1)	503	77,361
Integra LifeSciences Holdings Corp.(1)	3,500	160,895
Jagged Peak Energy, Inc.(1)	3,584	39,926
Jazz Pharmaceuticals PLC(1)	777	123,761
Kansas City Southern	753	67,823
Kirby Corp.(1)	2,013	142,118
Landstar System, Inc.	2,333	199,355
Lazard, Ltd., Class A	2,087	89,616
Ligand Pharmaceuticals, Inc.(1)	1,725	191,768
Lithia Motors, Inc., Class A	1,160	110,838
LKQ Corp.(1)	5,543	173,163
Mercury Systems, Inc.(1)	1,965	73,452
Milacron Holdings Corp.(1)	6,884	129,557
Monotype Imaging Holdings, Inc.	3,165	64,408
MTS Systems Corp.	2,146	99,682
Multi-Color Corp.	3,750	288,000
National Retail Properties, Inc.	3,012	127,167
NETGEAR, Inc.(1)	4,002	188,694
NVR, Inc.(1)	83	175,234
Oceaneering International, Inc.	3,507	92,550
Okta, Inc.(1)	1,036	26,988
Papa John’s International, Inc.	591	46,724
Parkway, Inc.	4,606	92,811
PDC Energy, Inc.(1)	3,312	182,922
PDF Solutions, Inc.(1)	9,739	185,236
Performance Food Group Co.(1)	8,019	199,673
Pinnacle Foods, Inc.	3,864	224,692
Pinnacle West Capital Corp.	1,204	102,448
PS Business Parks, Inc.	1,661	201,878
RBC Bearings, Inc.(1)	706	70,812
RealPage, Inc.(1)	5,411	200,478
RLI Corp.	2,788	159,529
ServiceMaster Global Holdings, Inc.(1)	6,034	229,895

Security	Shares	Value

United States (continued)
Sterling Bancorp	8,349	$194,114
Steven Madden, Ltd.(1)	1,242	47,258
Teleflex, Inc.	684	141,513
US Concrete, Inc.(1)	3,254	201,748
Veeco Instruments, Inc.(1)	6,418	211,794
VWR Corp.(1)	5,485	155,006
WageWorks, Inc.(1)	2,767	204,205
Wesbanco, Inc.	3,933	156,573
West Pharmaceutical Services, Inc.	1,658	152,586
Wintrust Financial Corp.	761	53,924

		$12,459,748

Total Common Stocks (identified cost $19,953,703)		$22,701,116

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(3)	333,312	$333,412

Total Short-Term Investments (identified cost $333,379)		$333,412

Total Investments — 99.6% (identified cost $20,287,082)		$23,034,528

Other Assets, Less Liabilities — 0.4%		$96,049

Net Assets — 100.0%		$23,130,577

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $594,287 or 2.6% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

17	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.1%	$4,643,320
Information Technology	14.0	3,238,559
Financials	13.9	3,215,792
Consumer Discretionary	11.7	2,698,373
Real Estate	11.0	2,537,537
Health Care	10.4	2,399,565
Materials	5.7	1,315,775
Consumer Staples	5.3	1,224,224
Energy	4.0	933,728
Utilities	1.7	401,760
Telecommunication Services	0.4	92,483
Short-Term Investments	1.4	333,412

Total Investments	99.6%	$23,034,528

Abbreviations:

ADR	–	American Depositary Receipt

18	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $19,953,703)	$22,701,116
Affiliated investment, at value (identified cost, $333,379)	333,412
Dividends receivable	48,807
Dividends receivable from affiliated investment	241
Receivable for investments sold	190,842
Total assets	$23,274,418

Liabilities
Payable for investments purchased	$92,452
Due to custodian — foreign currency, at value (identified cost, $2)	3
Payable to affiliates:
Investment adviser fee	14,009
Trustees’ fees	154
Other	2,606
Accrued expenses	34,617
Total liabilities	$143,841
Net Assets applicable to investors’ interest in Portfolio	$23,130,577

Sources of Net Assets
Investors’ capital	$20,382,898
Net unrealized appreciation	2,747,679
Total	$23,130,577

19	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $15,026)	$175,679
Dividends from affiliated investment	696
Total investment income	$176,375

Expenses
Investment adviser fee	$83,301
Trustees’ fees and expenses	917
Custodian fee	26,072
Legal and accounting services	17,843
Miscellaneous	2,880
Total expenses	$131,013
Deduct —
Allocation of expenses to affiliate	$3,418
Total expense reductions	$3,418

Net expenses	$127,595

Net investment income	$48,780

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,156,204
Investment transactions — affiliated investment	(27)
Foreign currency transactions	(491)
Net realized gain	$1,155,686
Change in unrealized appreciation (depreciation) —
Investments	$1,945,930
Investments — affiliated investment	28
Foreign currency	761
Net change in unrealized appreciation (depreciation)	$1,946,719

Net realized and unrealized gain	$3,102,405

Net increase in net assets from operations	$3,151,185

20	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$48,780	$287,170
Net realized gain (loss) from investment and foreign currency transactions	1,155,686	(1,062,362)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,946,719	532,374
Net increase (decrease) in net assets from operations	$3,151,185	$(242,818)
Capital transactions —
Contributions	$1,098,442	$1,466,405
Withdrawals	(3,004,735)	(15,007,583)
Net decrease in net assets from capital transactions	$(1,906,293)	$(13,541,178)

Net increase (decrease) in net assets	$1,244,892	$(13,783,996)

Net Assets
At beginning of period	$21,885,685	$35,669,681
At end of period	$23,130,577	$21,885,685

21	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.15	%(2)(3)	1.13	%(3)	0.89%	0.93%	1.13%	1.13%
Net investment income	0.44	%(2)	1.16%		0.27%	0.05%	0.32%	0.18%
Portfolio Turnover	37	%(4)	92%		124%	48%	72%	55%

Total Return	15.12	%(3)(4)	(0.18	)%(3)	(4.08)%	10.71%	34.26%	7.86%

Net assets, end of period (000’s omitted)	$23,131		$21,886		$35,670	$82,327	$80,045	$70,053

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.03% and 0.06% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

22	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Global Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Tax-Managed Global Small-Cap Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

23

Eaton Vance

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $83,301, or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $3,418 of the Portfolio’s operating expenses for the six months ended April 30, 2017. Pursuant to a sub-advisory agreement effective November 16, 2015, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,237,653 and $10,287,941, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,521,518

Gross unrealized appreciation	$3,032,814
Gross unrealized depreciation	(519,804)

Net unrealized appreciation	$2,513,010

24

Eaton Vance

Tax-Managed Global Small-Cap Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$142,694	$3,462,619		$—	$3,605,313
Developed Europe	318,680	4,946,469		—	5,265,149
Developed Middle East	—	213,081		—	213,081
North America	13,617,573	—		—	13,617,573

Total Common Stocks	$14,078,947	$8,622,169	*	$—	$22,701,116

Short-Term Investments	$—	$333,412		$—	$333,412

Total Investments	$14,078,947	$8,955,581		$—	$23,034,528

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Global Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Global Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of

27

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

28

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Global Small-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Small-Cap Fund and Tax-Managed Global Small-Cap Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Global Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721    4.30.17

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	29

Important Notices	30

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	11.31%	12.10%	10.99%	4.40%
Class A with 5.75% Maximum Sales Charge	—	—	4.92	5.68	9.69	3.78
Class C at NAV	01/24/2000	01/24/2000	10.87	11.25	10.16	3.62
Class C with 1% Maximum Sales Charge	—	—	9.87	10.25	10.16	3.62
Class I at NAV	11/30/2007	12/27/1999	11.43	12.39	11.27	4.64
Russell 1000® Value Index	—	—	11.69%	16.55%	13.31%	5.52%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		12/27/1999	12/27/1999	5.40%	8.48%	3.12%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	3.43	7.57	2.93
Class C After Taxes on Distributions		01/24/2000	01/24/2000	10.14	9.07	3.08
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	5.89	7.98	2.81
Class I After Taxes on Distributions		11/30/2007	12/27/1999	12.03	9.97	3.92
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	7.29	8.86	3.63

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.21%	1.96%	0.96%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

General Electric Co.	5.1%

JPMorgan Chase & Co.	4.8

Wells Fargo & Co.	3.0

Exxon Mobil Corp.	3.0

NextEra Energy, Inc.	3.0

Chevron Corp.	2.8

Johnson & Johnson	2.7

PNC Financial Services Group, Inc. (The)	2.7

Sempra Energy	2.7

Apple, Inc.	2.5

Total	32.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,113.10	$6.23	1.19%
Class C	$1,000.00	$1,108.70	$10.14	1.94%
Class I	$1,000.00	$1,114.30	$4.93	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Tax-Managed Value Portfolio, at value (identified cost, $299,972,326)	$561,482,872
Receivable for Fund shares sold	604,350
Total assets	$562,087,222

Liabilities
Payable for Fund shares redeemed	$850,472
Payable to affiliates:
Administration fee	68,773
Distribution and service fees	172,995
Trustees’ fees	43
Accrued expenses	114,433
Total liabilities	$1,206,716
Net Assets	$560,880,506

Sources of Net Assets
Paid-in capital	$309,255,556
Accumulated net realized loss from Portfolio	(11,323,371)
Accumulated undistributed net investment income	1,437,775
Net unrealized appreciation from Portfolio	261,510,546
Total	$560,880,506

Class A Shares
Net Assets	$283,969,574
Shares Outstanding	12,167,284
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.34
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$24.76

Class C Shares
Net Assets	$139,490,095
Shares Outstanding	6,227,386
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.40

Class I Shares
Net Assets	$137,420,837
Shares Outstanding	5,913,736
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $38,968)	$6,620,176
Securities lending income allocated from Portfolio, net	42,488
Expenses allocated from Portfolio	(1,907,831)
Total investment income from Portfolio	$4,754,833

Expenses
Administration fee	$416,509
Distribution and service fees
Class A	371,383
Class C	695,952
Trustees’ fees and expenses	250
Custodian fee	18,279
Transfer and dividend disbursing agent fees	142,784
Legal and accounting services	17,356
Printing and postage	21,639
Registration fees	25,912
ReFlow liquidity program fees	51,160
Miscellaneous	6,788
Total expenses	$1,768,012

Net investment income	$2,986,821

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$13,650,067 (1)
Foreign currency transactions	446
Net realized gain	$13,650,513
Change in unrealized appreciation (depreciation) —
Investments	$42,004,304
Foreign currency	(2,550)
Net change in unrealized appreciation (depreciation)	$42,001,754

Net realized and unrealized gain	$55,652,267

Net increase in net assets from operations	$58,639,088

(1)	Includes $11,134,364 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$2,986,821	$6,897,644
Net realized gain from investment and foreign currency transactions	13,650,513 (1)	21,893,560 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	42,001,754	(30,805,421)
Net increase (decrease) in net assets from operations	$58,639,088	$(2,014,217)
Distributions to shareholders —
From net investment income
Class A	$(3,368,571)	$(4,131,834)
Class C	(597,350)	(793,535)
Class I	(1,538,680)	(1,512,682)
From net realized gain
Class A	—	(22,372,932)
Class C	—	(10,438,770)
Class I	—	(6,755,540)
Total distributions to shareholders	$(5,504,601)	$(46,005,293)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,539,767	$10,341,757
Class C	2,641,374	4,852,871
Class I	56,654,341	85,516,036
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,008,192	23,843,616
Class C	498,732	9,307,755
Class I	1,263,792	6,498,395
Cost of shares redeemed
Class A	(44,030,710)	(54,031,630)
Class C	(9,595,622)	(19,991,295)
Class I	(38,542,428)	(77,427,410)
Net decrease in net assets from Fund share transactions	$(22,562,562)	$(11,089,905)

Net increase (decrease) in net assets	$30,571,925	$(59,109,415)

Net Assets
At beginning of period	$530,308,581	$589,417,996
At end of period	$560,880,506	$530,308,581

Accumulated undistributed net investment income included in net assets
At end of period	$1,437,775	$3,955,555

(1)	Includes $11,134,364 of net realized gains from redemptions in-kind.

(2)	Includes $28,939,197 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$21.200		$23.090	$24.960	$22.470	$18.460	$16.280

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.297	$0.290	$0.306	$0.258	$0.246
Net realized and unrealized gain (loss)	2.250		(0.354)	(0.072)	3.217	4.120	2.179

Total income (loss) from operations	$2.389		$(0.057)	$0.218	$3.523	$4.378	$2.425

Less Distributions
From net investment income	$(0.249)		$(0.286)	$(0.268)	$(0.134)	$(0.368)	$(0.245)
From net realized gain	—		(1.547)	(1.820)	(0.899)	—	—

Total distributions	$(0.249)		$(1.833)	$(2.088)	$(1.033)	$(0.368)	$(0.245)

Net asset value — End of period	$23.340		$21.200	$23.090	$24.960	$22.470	$18.460

Total Return(2)	11.31	%(3)	(0.17)%	0.94%	16.33%	24.19%	15.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$283,970		$290,402	$337,567	$371,714	$374,746	$394,414
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.19	%(6)	1.21%	1.19%	1.21%	1.24%	1.20%
Net investment income	1.22	%(6)	1.40%	1.24%	1.29%	1.28%	1.43%
Portfolio Turnover of the Portfolio	14	%(3)	45%	61%	19%	10%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$20.290		$22.160	$24.030	$21.680	$17.830	$15.720

Income (Loss) From Operations
Net investment income(1)	$0.050		$0.133	$0.111	$0.123	$0.100	$0.109
Net realized and unrealized gain (loss)	2.152		(0.338)	(0.065)	3.108	4.002	2.112

Total income (loss) from operations	$2.202		$(0.205)	$0.046	$3.231	$4.102	$2.221

Less Distributions
From net investment income	$(0.092)		$(0.118)	$(0.096)	$—	$(0.252)	$(0.111)
From net realized gain	—		(1.547)	(1.820)	(0.881)	—	—

Total distributions	$(0.092)		$(1.665)	$(1.916)	$(0.881)	$(0.252)	$(0.111)

Net asset value — End of period	$22.400		$20.290	$22.160	$24.030	$21.680	$17.830

Total Return(2)	10.87	%(3)	(0.91)%	0.19%	15.44%	23.33%	14.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,490		$132,286	$150,726	$159,572	$147,863	$133,614
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)	1.96%	1.94%	1.96%	1.99%	1.95%
Net investment income	0.46	%(6)	0.65%	0.49%	0.54%	0.51%	0.65%
Portfolio Turnover of the Portfolio	14	%(3)	45%	61%	19%	10%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$21.140		$23.030	$24.920	$22.440	$18.450	$16.280

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.348	$0.345	$0.353	$0.312	$0.295
Net realized and unrealized gain (loss)	2.244		(0.345)	(0.084)	3.216	4.113	2.167

Total income from operations	$2.405		$0.003	$0.261	$3.569	$4.425	$2.462

Less Distributions
From net investment income	$(0.305)		$(0.346)	$(0.331)	$(0.190)	$(0.435)	$(0.292)
From net realized gain	—		(1.547)	(1.820)	(0.899)	—	—

Total distributions	$(0.305)		$(1.893)	$(2.151)	$(1.089)	$(0.435)	$(0.292)

Net asset value — End of period	$23.240		$21.140	$23.030	$24.920	$22.440	$18.450

Total Return(2)	11.43	%(3)	0.07%	1.17%	16.60%	24.55%	15.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,421		$107,621	$101,125	$100,746	$145,314	$213,919
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94	%(6)	0.96%	0.94%	0.96%	0.99%	0.96%
Net investment income	1.42	%(6)	1.65%	1.48%	1.50%	1.55%	1.73%
Portfolio Turnover of the Portfolio	14	%(3)	45%	61%	19%	10%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (82.0% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $5,463,279 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $5,463,279 are short-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2017, the administration fee amounted to $416,509. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $16,141 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,415 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $371,383 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $521,964 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $173,988 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $700 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,193,532 and $30,994,314, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $24,418,017.

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	242,460	493,890
Issued to shareholders electing to receive payments of distributions in Fund shares	133,401	1,135,410
Redemptions	(1,905,609)	(2,554,207)

Net decrease	(1,529,748)	(924,907)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	120,983	240,557
Issued to shareholders electing to receive payments of distributions in Fund shares	22,972	460,097
Redemptions	(437,116)	(983,364)

Net decrease	(293,161)	(282,710)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	2,464,706	4,075,114
Issued to shareholders electing to receive payments of distributions in Fund shares	56,344	311,077
Redemptions	(1,698,765)	(3,685,724)

Net increase	822,285	700,467

13

Tax-Managed Value Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 2.0%
United Technologies Corp.	113,000	$13,445,870

		$13,445,870

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(1)	54,933	$3,993,629

		$3,993,629

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	267,663	$9,697,431

		$9,697,431

Banks — 15.8%
Citigroup, Inc.	164,564	$9,729,024
JPMorgan Chase & Co.	375,000	32,625,000
KeyCorp	689,553	12,577,447
PNC Financial Services Group, Inc. (The)	155,729	18,648,548
U.S. Bancorp	268,850	13,786,628
Wells Fargo & Co.	386,390	20,803,237

		$108,169,884

Capital Markets — 4.8%
Ameriprise Financial, Inc.	35,881	$4,587,386
Charles Schwab Corp. (The)	372,287	14,463,350
Credit Suisse Group AG ADR	554,802	8,466,278
Goldman Sachs Group, Inc. (The)	22,682	5,076,232

		$32,593,246

Consumer Finance — 0.7%
American Express Co.	59,190	$4,690,808

		$4,690,808

Containers & Packaging — 0.7%
International Paper Co.(1)	94,211	$5,084,568

		$5,084,568

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	175,553	$8,059,638

		$8,059,638

Security	Shares	Value

Electric Utilities — 4.8%
NextEra Energy, Inc.	151,637	$20,252,638
PG&E Corp.	187,333	12,560,677

		$32,813,315

Electrical Equipment — 0.9%
Hubbell, Inc.	8,193	$926,874
Rockwell Automation, Inc.	33,916	5,336,683

		$6,263,557

Energy Equipment & Services — 1.5%
Halliburton Co.	65,629	$3,011,059
Schlumberger, Ltd.	98,594	7,156,938

		$10,167,997

Equity Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc.	47,915	$9,096,184
Boston Properties, Inc.	59,105	7,482,693
Simon Property Group, Inc.	71,089	11,748,168

		$28,327,045

Food Products — 1.6%
Nestle SA	138,900	$10,698,142

		$10,698,142

Health Care Equipment & Supplies — 2.9%
Stryker Corp.	58,093	$7,922,142
Zimmer Biomet Holdings, Inc.	99,432	11,897,039

		$19,819,181

Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	84,734	$14,818,282

		$14,818,282

Household Durables — 0.5%
Whirlpool Corp.	19,968	$3,707,658

		$3,707,658

Household Products — 0.4%
Colgate-Palmolive Co.	37,424	$2,696,025

		$2,696,025

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 6.7%
General Electric Co.	1,203,237	$34,881,841
Honeywell International, Inc.	83,731	10,980,483

		$45,862,324

Insurance — 4.7%
Alleghany Corp.(2)	10,617	$6,483,802
Chubb, Ltd.	51,734	7,100,492
Prudential Financial, Inc.	98,182	10,508,419
Travelers Cos., Inc. (The)	64,030	7,789,890

		$31,882,603

Internet Software & Services — 4.7%
Alphabet, Inc., Class A(2)	9,850	$9,106,522
Alphabet, Inc., Class C(2)	9,877	8,948,167
eBay, Inc.(2)	425,401	14,212,647

		$32,267,336

IT Services — 0.6%
Visa, Inc., Class A(1)	45,667	$4,165,744

		$4,165,744

Life Sciences Tools & Services — 2.5%
Thermo Fisher Scientific, Inc.	103,433	$17,100,578

		$17,100,578

Machinery — 1.7%
Caterpillar, Inc.	114,116	$11,669,502

		$11,669,502

Media — 0.4%
Walt Disney Co. (The)	25,847	$2,987,913

		$2,987,913

Multi-Utilities — 2.7%
Sempra Energy(1)	162,537	$18,369,932

		$18,369,932

Oil, Gas & Consumable Fuels — 10.3%
Chevron Corp.	182,680	$19,491,956
ConocoPhillips	37,140	1,779,378
EOG Resources, Inc.	125,646	11,622,255
Exxon Mobil Corp.	249,154	20,343,424

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	132,034	$8,125,372
Phillips 66	113,827	9,056,076

		$70,418,461

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	103,312	$9,002,608

		$9,002,608

Pharmaceuticals — 7.0%
Eli Lilly & Co.	128,396	$10,536,176
Johnson & Johnson	151,536	18,710,150
Merck & Co., Inc.	196,094	12,222,539
Zoetis, Inc.	115,695	6,491,646

		$47,960,511

Road & Rail — 0.9%
Union Pacific Corp.	54,746	$6,129,362

		$6,129,362

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	423,628	$15,314,152

		$15,314,152

Software — 1.3%
Microsoft Corp.	74,350	$5,090,001
Oracle Corp.	83,514	3,754,789

		$8,844,790

Specialty Retail — 2.0%
Home Depot, Inc. (The)	88,360	$13,792,996

		$13,792,996

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	120,723	$17,341,859

		$17,341,859

Tobacco — 1.8%
Altria Group, Inc.	173,789	$12,474,574

		$12,474,574

Total Common Stocks (identified cost $381,879,942)		$680,631,521

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%(3)

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(4)	194,488	$194,546

Total Short-Term Investments (identified cost $194,531)		$194,546

Total Investments — 99.4% (identified cost $382,074,473)		$680,826,067

Other Assets, Less Liabilities — 0.6%		$4,272,716

Net Assets — 100.0%		$685,098,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at April 30, 2017.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value including $17,611,092 of securities on loan (identified cost, $381,879,942)	$680,631,521
Affiliated investment, at value (identified cost, $194,531)	194,546
Dividends receivable	533,105
Dividends receivable from affiliated investment	2,827
Receivable for investments sold	6,010,024
Securities lending income receivable	2,503
Tax reclaims receivable	934,650
Total assets	$688,309,176

Liabilities
Payable for investments purchased	$2,757,296
Payable to affiliates:
Investment adviser fee	360,471
Trustees’ fees	3,520
Accrued expenses	89,106
Total liabilities	$3,210,393
Net Assets applicable to investors’ interest in Portfolio	$685,098,783

Sources of Net Assets
Investors’ capital	$386,344,503
Net unrealized appreciation	298,754,280
Total	$685,098,783

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $47,538)	$8,056,530
Dividends from affiliated investment	12,334
Securities lending income, net	51,759
Total investment income	$8,120,623

Expenses
Investment adviser fee	$2,180,938
Trustees’ fees and expenses	21,225
Custodian fee	79,416
Legal and accounting services	31,776
Miscellaneous	11,977
Total expenses	$2,325,332

Net investment income	$5,795,291

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$16,643,764 (1)
Investment transactions — affiliated investment	203
Foreign currency transactions	545
Net realized gain	$16,644,512
Change in unrealized appreciation (depreciation) —
Investments	$51,138,506
Investments — affiliated investment	(228)
Foreign currency	(3,095)
Net change in unrealized appreciation (depreciation)	$51,135,183

Net realized and unrealized gain	$67,779,695

Net increase in net assets from operations	$73,574,986

(1)	Includes $13,573,073 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$5,795,291	$12,779,554
Net realized gain from investment and foreign currency transactions	16,644,512 (1)	26,581,930 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	51,135,183	(37,450,389)
Net increase in net assets from operations	$73,574,986	$1,911,095
Capital transactions —
Contributions	$3,459,906	$12,146,884
Withdrawals	(38,388,440)	(82,176,859)
Net decrease in net assets from capital transactions	$(34,928,534)	$(70,029,975)

Net increase (decrease) in net assets	$38,646,452	$(68,118,880)

Net Assets
At beginning of period	$646,452,331	$714,571,211
At end of period	$685,098,783	$646,452,331

(1)	Includes $13,573,073 of net realized gains from redemptions in-kind.

(2)	Includes $35,159,145 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.69%	0.68%	0.68%	0.69%	0.67%
Net investment income	1.71	%(2)	1.91%	1.75%	1.81%	1.82%	1.96%
Portfolio Turnover	14	%(3)	45%	61%	19%	10%	38%

Total Return	11.58	%(3)	0.35%	1.45%	16.92%	24.87%	15.74%

Net assets, end of period (000’s omitted)	$685,099		$646,452	$714,571	$754,833	$782,833	$854,995

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 82.0% and 18.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

21

Tax-Managed Value Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $2,180,938 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $91,220,810 and $92,676,167, respectively, for the six months ended April 30, 2017. In-kind sales for the six months ended April 30, 2017 aggregated $24,418,017.

22

Tax-Managed Value Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$383,980,984

Gross unrealized appreciation	$297,172,958
Gross unrealized depreciation	(327,875)

Net unrealized appreciation	$296,845,083

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (formerly, State Street Navigator Securities Lending Prime Portfolio), a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2017, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $17,611,092 and $18,044,012, respectively. Collateral received included non-cash U.S. Government securities of $18,044,012. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

23

Tax-Managed Value Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$30,185,998	$—		$—	$30,185,998
Consumer Staples	24,173,207	10,698,142		—	34,871,349
Energy	80,586,458	—		—	80,586,458
Financials	177,336,541	—		—	177,336,541
Health Care	99,698,552	—		—	99,698,552
Industrials	87,364,244	—		—	87,364,244
Information Technology	77,933,881	—		—	77,933,881
Materials	5,084,568	—		—	5,084,568
Real Estate	28,327,045	—		—	28,327,045
Telecommunication Services	8,059,638	—		—	8,059,638
Utilities	51,183,247	—		—	51,183,247

Total Common Stocks	$669,933,379	$10,698,142	*	$—	$680,631,521

Short-Term Investments	$—	$194,546		$—	$194,546

Total Investments	$669,933,379	$10,892,688		$—	$680,826,067

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Tax-Managed Value Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017